UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2015

Date of reporting period: November 30, 2014

Item 1.	Reports to Stockholders.

November 30, 2014

SEMI-ANNUAL REPORT

SEI Institutional Investments Trust

† Large Cap Fund

† Large Cap Diversified Alpha Fund

† Large Cap Disciplined Equity Fund

† Large Cap Index Fund

† S&P 500 Index Fund

† Extended Market Index Fund

† Small Cap Fund

† Small Cap II Fund

† Small/Mid Cap Equity Fund

† U.S. Managed Volatility Fund

† World Equity Ex-US Fund

† Screened World Equity Ex-US Fund

† Emerging Markets Equity Fund

† Opportunistic Income Fund

† Core Fixed Income Fund

† High Yield Bond Fund

† Long Duration Fund

† Long Duration Corporate Bond Fund

† Ultra Short Duration Bond Fund

† Emerging Markets Debt Fund

† Real Return Fund

† Limited Duration Bond Fund

† Dynamic Asset Allocation Fund

† Multi-Asset Real Return Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 98.1%

Consumer Discretionary — 12.7%
Discovery Communications, Cl C*	0.6%	450,705	$15,328
L Brands	0.6	181,475	14,681
Liberty Interactive, Cl A*	0.8	622,675	18,151
priceline.com*	0.7	14,775	17,142
Starbucks	0.6	179,284	14,560
Time Warner Cable, Cl A	0.6	95,040	14,188
Other Securities	8.8		213,115

			307,165

Consumer Staples — 8.4%
Anheuser-Busch InBev ADR	0.6	124,934	14,616
Costco Wholesale	0.9	145,499	20,678
Mead Johnson Nutrition, Cl A	0.9	200,997	20,871
Philip Morris International	0.7	198,620	17,266
Walgreen	0.8	301,125	20,660
Other Securities	4.5		110,193

			204,284

Energy — 9.0%
EOG Resources	0.7	195,300	16,936
Exxon Mobil	1.0	268,472	24,307
Phillips 66	0.6	193,570	14,135
Valero Energy	0.6	303,700	14,763
Other Securities	6.1		147,612

			217,753

Financials — 16.2%
American International Group	1.1	474,760	26,017
Bank of America	0.8	1,097,610	18,703
Citigroup	1.3	597,300	32,236
Crown Castle International‡	0.9	255,900	21,263
JPMorgan Chase	1.2	477,300	28,715
Travelers	0.7	158,300	16,535

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	0.6%	277,671	$15,128
Other Securities	9.6		235,063

			393,660

Health Care — 16.2%
Allergan	1.1	125,575	26,859
Biogen Idec*	0.7	51,750	15,923
Bristol-Myers Squibb	0.7	282,520	16,683
Celgene*	1.3	266,950	30,349
Express Scripts Holding*	0.8	253,928	21,114
Gilead Sciences*	0.8	182,534	18,312
Humana	0.8	143,930	19,858
Medtronic	0.7	214,590	15,852
Pfizer	0.7	526,340	16,395
Shire ADR	0.6	68,460	14,623
WellPoint	0.6	121,100	15,490
Other Securities	7.4		181,917

			393,375

Industrials — 7.8%
Canadian Pacific Railway	0.7	90,110	17,406
Other Securities	7.1		173,138

			190,544

Information Technology — 21.3%
Adobe Systems*	0.9	305,175	22,485
Apple	1.1	215,570	25,638
Applied Materials	0.9	919,990	22,126
eBay*	0.8	370,425	20,329
Equinix	0.7	70,977	16,124
Google, Cl A*	0.6	27,515	15,108
Google, Cl C*	0.7	31,715	17,184
Intel	0.9	568,600	21,180
Intuit	0.6	147,650	13,860
Mastercard, Cl A	1.5	407,880	35,604
Microsoft	1.7	840,125	40,166
Qualcomm	1.3	437,499	31,894
Visa, Cl A	1.5	144,446	37,294
Western Digital	0.6	138,898	14,344
Other Securities	7.5		182,588

			515,924

Materials — 2.7%
Other Securities	2.7		66,040

Telecommunication Services — 1.2%
AT&T	0.7	443,400	15,687
Other Securities	0.5		12,819

			28,506

Utilities — 2.6%
American Electric Power	0.6	237,600	13,674

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	2.0%		$49,056

			62,730

Total Common Stock (Cost $1,710,112) ($ Thousands)			2,379,981

AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, L.P.
0.070% (B)**†	2.7	66,333,376	66,333

Total Affiliated Partnership (Cost $66,333) ($ Thousands)			66,333

CASH EQUIVALENTS — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	1.5	36,560,162	36,560
Other Securities	0.1		2,049

Total Cash Equivalents (Cost $38,609) ($ Thousands)			38,609

U.S. TREASURY OBLIGATION — 0.1%
Other Securities	0.1		3,483

Total U.S. Treasury Obligation (Cost $3,483) ($ Thousands)			3,483

Total Investments — 102.5% (Cost $1,818,537) ($ Thousands)			$2,488,406

Percentages are based on Net Assets of $2,427,140 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2014 (see Note 12). The total market value of securities as on loan at November 30, 2014 was $63,822 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2014 was $66,333 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,379,981	$—	$—	$2,379,981
Affiliated Partnership	—	66,333	—	66,333
Cash Equivalents	38,609	—	—	38,609
U.S. Treasury Obligation	—	3,483	—	3,483

Total Investments in Securities	$2,418,590	$69,816	$—	$2,488,406

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Consumer Discretionary — 14.6%
DIRECTV*	0.8%	12,174	$1,068
Discovery Communications, Cl C*	0.7	25,299	860
General Motors	1.1	42,832	1,432
L Brands	1.0	16,147	1,306
Liberty Interactive, Cl A*	0.7	31,879	929
Macy’s	0.7	13,504	877
priceline.com*	1.0	1,113	1,292
Toyota Motor ADR	1.5	16,039	1,975
Other Securities	7.1		9,236

			18,975

Consumer Staples — 4.9%
Dr. Pepper Snapple Group	0.6	10,454	774
Kroger	0.6	12,827	768
Lorillard	0.7	13,961	881
Walgreen	0.9	16,791	1,152
Other Securities	2.1		2,740

			6,315

Energy — 8.2%
EOG Resources	1.0	14,967	1,298
Halliburton	0.7	21,761	918
Williams	0.7	16,737	866
Other Securities	5.8		7,572

			10,654

Financials — 17.4%
Allstate	0.7	13,171	898
Berkshire Hathaway, Cl B*	1.2	10,130	1,506
Capital One Financial	0.7	10,347	861
Citigroup	1.4	33,422	1,804
Crown Castle International‡	1.1	17,224	1,431
IntercontinentalExchange Group	1.0	5,892	1,331
JPMorgan Chase	2.1	44,162	2,657
MetLife	1.2	27,903	1,552
Wells Fargo	0.7	15,389	838

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	7.3%		$9,564

			22,442

Health Care — 12.2%
Allergan	1.6	9,380	2,006
Cardinal Health	0.6	10,028	824
Celgene*	1.8	20,480	2,328
McKesson	0.7	4,180	881
WellPoint	0.6	6,250	799
Other Securities	6.9		8,961

			15,799

Industrials — 8.9%
American Airlines Group	0.7	18,496	898
Delta Air Lines	1.3	35,729	1,667
FedEx	0.7	4,836	862
General Electric	0.7	37,158	984
Lockheed Martin	0.7	4,358	835
Northrop Grumman	0.7	6,044	852
Other Securities	4.1		5,339

			11,437

Information Technology — 23.0%
Apple	2.2	24,127	2,869
Baidu ADR*	0.7	3,688	904
Cisco Systems	1.0	48,461	1,339
eBay*	1.2	27,005	1,482
Equinix	1.2	6,548	1,488
Google, Cl A*	0.6	1,368	751
Google, Cl C*	0.5	1,283	695
Intel	1.0	33,739	1,257
Intuit	1.0	13,122	1,232
Mastercard, Cl A	1.2	17,860	1,559
Micron Technology*	0.8	29,856	1,074
Microsoft	1.8	48,847	2,335
Qualcomm	1.2	21,466	1,565
Visa, Cl A	1.2	6,370	1,645
Western Digital	1.0	12,877	1,330
Other Securities	6.4		8,282

			29,807

Materials — 3.4%
Other Securities	3.4		4,398

Telecommunication Services — 2.9%
China Mobile ADR	0.8	15,868	979
Verizon Communications	1.2	32,993	1,669
Other Securities	0.9		1,104

			3,752

Utilities — 1.9%
Other Securities	1.9		2,409

Total Common Stock (Cost $101,813) ($ Thousands)			125,988

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	2.4%	3,110,709	$3,111

Total Cash Equivalent (Cost $3,111) ($ Thousands)			3,111

U.S. TREASURY OBLIGATIONS (A) — 0.3%
Other Securities	0.3		401

Total U.S. Treasury Obligations (Cost $401) ($ Thousands)			401

Total Investments — 100.1% (Cost $105,325) ($ Thousands)			$129,500

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index EMINI	1	Dec-2014	$8
S&P 500 Index EMINI	22	Dec-2014	112

			$120

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $129,329 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$125,988	$—	$—	$125,988
Cash Equivalent	3,111	—	—	3,111
U.S. Treasury Obligations	—	401	—	401

Total Investments in Securities	$129,099	$401	$—	$129,500

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$120	$—	$—	$120

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 96.9%

Consumer Discretionary — 11.1%
AutoZone*	0.7%	60,748	$35,095
Comcast, Cl A	1.3	1,052,072	59,978
Home Depot	0.7	311,378	30,951
Walt Disney	0.6	332,316	30,743
Other Securities	7.8		372,855

			529,622

Consumer Staples — 9.2%
CVS Caremark	0.7	387,506	35,403
Kroger	0.7	516,933	30,933
Mondelez International, Cl A	0.7	887,273	34,781
Philip Morris International	0.8	415,701	36,137
Wal-Mart Stores	0.9	514,760	45,062
Other Securities	5.4		258,486

			440,802

Energy — 7.6%
Chevron	1.2	503,216	54,785
ConocoPhillips	0.8	575,329	38,012
Exxon Mobil	1.0	498,631	45,146
National Oilwell Varco	0.6	433,370	29,053
Phillips 66	0.6	400,632	29,254
Other Securities	3.4		169,163

			365,413

Financials — 14.7%
American Express	0.8	385,316	35,611
American International Group	0.9	781,775	42,841
Capital One Financial	0.7	378,265	31,471
Citigroup	1.4	1,250,040	67,465
JPMorgan Chase	1.5	1,217,609	73,251
Wells Fargo	0.7	599,310	32,650
Other Securities	8.7		418,913

			702,202

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 14.9%
Actavis*	0.7%	120,648	$32,649
Allergan	0.8	171,171	36,612
Bristol-Myers Squibb	0.8	601,805	35,537
Gilead Sciences*	1.1	525,408	52,709
Johnson & Johnson	1.2	532,684	57,663
McKesson	0.6	154,507	32,564
Merck	0.9	719,912	43,483
Pfizer	1.1	1,669,647	52,009
UnitedHealth Group	1.0	463,593	45,724
Zoetis, Cl A	0.7	737,176	33,121
Other Securities	6.0		288,093

			710,164

Industrials — 11.4%
3M	0.9	226,485	36,258
General Electric	1.2	2,172,373	57,546
Honeywell International	0.6	318,368	31,541
Lockheed Martin	0.6	152,328	29,180
Southwest Airlines	0.6	736,376	30,795
Tyco International	0.7	763,330	32,747
Other Securities	6.8		324,275

			542,342

Information Technology — 20.9%
Apple	3.5	1,411,307	167,847
Cisco Systems	1.3	2,232,900	61,717
Google, Cl A*	1.0	88,225	48,442
Google, Cl C*	1.2	102,550	55,565
Hewlett-Packard	0.7	871,829	34,053
Intel	0.8	976,594	36,378
International Business Machines	0.9	274,981	44,594
Mastercard, Cl A	0.8	438,370	38,265
Microsoft	1.2	1,227,744	58,698
Oracle	0.9	934,551	39,634
Qualcomm	1.1	732,842	53,424
Visa, Cl A	0.8	142,197	36,714
Other Securities	6.7		320,647

			995,978

Materials — 2.7%
LyondellBasell Industries, Cl A	0.6	361,117	28,478
Other Securities	2.1		100,078

			128,556

Telecommunication Services — 1.8%
Verizon Communications	1.2	1,126,833	57,007
Other Securities	0.6		27,114

			84,121

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Concluded)

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.6%
Other Securities	2.6%		$123,382

Total Common Stock (Cost $3,819,365) ($ Thousands)			4,622,582

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P.
0.070%**† (B)	1.4	67,687,192	67,687

Total Affiliated Partnership (Cost $67,687) ($ Thousands)			67,687

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	3.0	142,161,542	142,162

Total Cash Equivalent (Cost $142,162) ($ Thousands)			142,162

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		7,018

Total U.S. Treasury Obligations (Cost $7,017) ($ Thousands)			7,018

Total Investments — 101.4% (Cost $4,036,231) ($ Thousands)			$4,839,449

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	947	Dec-2014	$5,795

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $4,770,613 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2014 (see Note 12). The total value of securities on loan at November 30, 2014 was $65,951 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2014 was $67,687 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open future contracts.

Cl — Class

L.P.	— Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission

(“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,622,582	$—	$—	$4,622,582
Affiliated Partnership	—	67,687	—	67,687
Cash Equivalent	142,162	—	—	142,162
U.S. Treasury Obligations	—	7,018	—	7,018

Total Investments in Securities	$4,764,744	$74,705	$—	$4,839,449

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$5,795	$—	$—	$5,795

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 98.6%

Consumer Discretionary — 12.5%
Amazon.com*	0.6%	33,689	$11,408
Comcast, Cl A	0.7	232,425	13,258
Home Depot	0.6	122,715	12,198
McDonald’s	0.5	88,680	8,585
Walt Disney	0.8	155,372	14,374
Other Securities	9.3		180,009

			239,832

Consumer Staples — 8.9%
Altria Group	0.5	178,140	8,953
Coca-Cola	0.8	356,240	15,970
CVS Caremark	0.5	104,852	9,579
PepsiCo	0.7	136,052	13,619
Philip Morris International	0.6	141,068	12,263
Procter & Gamble	1.1	242,874	21,963
Wal-Mart Stores	0.7	142,879	12,508
Other Securities	4.0		77,005

			171,860

Energy — 7.6%
Chevron	1.0	170,802	18,595
Exxon Mobil	1.8	385,438	34,897
Schlumberger	0.5	116,663	10,027
Other Securities	4.3		81,734

			145,253

Financials — 16.8%
American Express	0.4	81,334	7,517
Bank of America	0.8	943,563	16,078
Berkshire Hathaway, Cl B*	1.3	164,300	24,430
Citigroup	0.8	272,604	14,712
Goldman Sachs Group	0.4	40,075	7,551
JPMorgan Chase	1.1	339,634	20,432
SEI (B)	0.0	11,742	465
Wells Fargo	1.2	428,566	23,348
Other Securities	10.8		209,061

			323,594

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 13.9%
AbbVie	0.5%	142,576	$9,866
Amgen	0.6	67,958	11,234
Bristol-Myers Squibb	0.5	148,659	8,778
Celgene*	0.4	71,860	8,170
Gilead Sciences*	0.7	137,834	13,827
Johnson & Johnson	1.4	253,909	27,486
Merck	0.8	262,243	15,840
Pfizer	0.9	572,422	17,831
UnitedHealth Group	0.5	87,920	8,672
Other Securities	7.6		145,276

			266,980

Industrials — 11.0%
3M	0.5	58,733	9,402
Boeing	0.5	65,391	8,786
General Electric	1.2	900,023	23,842
Union Pacific	0.5	81,232	9,486
United Technologies	0.5	82,190	9,047
Other Securities	7.8		151,205

			211,768

Information Technology — 19.1%
Apple	3.4	541,315	64,379
Cisco Systems	0.7	459,527	12,701
Facebook, Cl A*	0.7	177,200	13,769
Google, Cl A*	0.7	25,229	13,853
Google, Cl C*	0.7	25,529	13,832
Intel	0.9	446,658	16,638
International Business Machines	0.7	84,898	13,768
Mastercard, Cl A	0.4	90,200	7,874
Microsoft	1.8	741,500	35,451
Oracle	0.7	294,620	12,495
Qualcomm	0.6	151,459	11,041
Visa, Cl A	0.6	45,000	11,619
Other Securities	7.2		139,674

			367,094

Materials — 3.5%
Other Securities	3.5		67,724

Telecommunication Services — 2.2%
AT&T	0.9	465,733	16,478
Verizon Communications	1.0	371,576	18,798
Other Securities	0.3		7,128

			42,404

Utilities — 3.1%
Other Securities	3.1		59,174

Total Common Stock (Cost $1,026,213) ($ Thousands)			1,895,683

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Concluded)

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 3.2%
SEI Liquidity Fund, L.P.
0.070%**† (C)	3.2%	60,772,392	$60,772

Total Affiliated Partnership (Cost $60,772) ($ Thousands)			60,772

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	1.3	24,937,129	24,937

Total Cash Equivalent (Cost $24,937) ($ Thousands)			24,937

U.S. TREASURY OBLIGATION (D) — 0.1%
Other Securities	0.1		2,150

Total U.S. Treasury Obligation (Cost $2,150) ($ Thousands)			2,150

Total Investments — 103.2% (Cost $1,114,072) ($ Thousands)			$1,983,542

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	222	Dec-2014	$1,113
S&P Mid 400 Index EMINI	17	Dec-2014	37

			$1,150

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,921,425 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2014 (see Note 12). The total market value of securities on loan at November 30, 2014 was $58,788 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2014 was $60,772 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,895,683	$—	$—	$1,895,683
Affiliated Partnership	—	60,772	—	60,772
Cash Equivalent	24,937	—	—	24,937
U.S. Treasury Obligation	—	2,150	—	2,150

Total Investments in Securities	$1,920,620	$62,922	$—	$1,983,542

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,150	$—	$—	$1,150

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 99.3%

Consumer Discretionary — 11.9%
Amazon.com*	0.7%	37,364	$12,653
Comcast, Cl A	0.8	255,100	14,551
Home Depot	0.7	132,600	13,180
McDonald’s	0.5	96,700	9,361
Walt Disney	0.8	155,700	14,404
Other Securities	8.4		152,825

			216,974

Consumer Staples — 9.8%
Altria Group	0.5	195,200	9,811
Coca-Cola	1.0	389,300	17,452
CVS Caremark	0.6	114,100	10,424
PepsiCo	0.8	148,500	14,865
Philip Morris International	0.7	154,000	13,387
Procter & Gamble	1.3	266,700	24,118
Wal-Mart Stores	0.8	155,600	13,621
Other Securities	4.1		75,775

			179,453

Energy — 8.3%
Chevron	1.1	187,000	20,359
ConocoPhillips	0.4	121,000	7,994
Exxon Mobil	2.1	420,248	38,049
Schlumberger	0.6	127,700	10,976
Other Securities	4.1		74,832

			152,210

Financials — 16.2%
American Express	0.5	88,500	8,179
Bank of America	1.0	1,037,100	17,672
Berkshire Hathaway, Cl B*	1.5	179,550	26,697
Citigroup	0.9	298,900	16,132
JPMorgan Chase	1.2	371,100	22,325

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	1.4%	468,000	$25,497
Other Securities	9.7		180,109

			296,611

Health Care — 14.2%
AbbVie	0.6	156,800	10,851
Amgen	0.7	74,800	12,365
Bristol-Myers Squibb	0.5	163,100	9,631
Celgene*	0.5	78,700	8,947
Gilead Sciences*	0.8	149,000	14,948
Johnson & Johnson	1.7	277,900	30,083
Merck	0.9	284,500	17,184
Pfizer	1.1	625,400	19,481
UnitedHealth Group	0.5	95,600	9,429
Other Securities	6.9		127,154

			260,073

Industrials — 10.4%
3M	0.6	63,800	10,214
Boeing	0.5	66,000	8,868
General Electric	1.4	988,500	26,185
Union Pacific	0.6	88,400	10,323
United Technologies	0.5	83,700	9,214
Other Securities	6.8		124,156

			188,960

Information Technology — 19.8%
Apple	3.8	590,111	70,182
Cisco Systems	0.8	502,600	13,892
Facebook, Cl A*	0.9	205,400	15,959
Google, Cl A*	0.8	28,045	15,399
Google, Cl C*	0.8	28,045	15,196
Intel	1.0	488,300	18,189
International Business Machines	0.8	91,460	14,832
Mastercard, Cl A	0.5	96,860	8,455
Microsoft	2.1	811,900	38,817
Oracle	0.7	320,500	13,592
Qualcomm	0.7	165,100	12,036
Visa, Cl A	0.7	48,500	12,522
Other Securities	6.2		113,295

			362,366

Materials — 3.2%
Other Securities	3.2		58,278

Telecommunication Services — 2.4%
AT&T	1.0	511,500	18,097
Verizon Communications	1.1	408,900	20,686
Other Securities	0.3		4,989

			43,772

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.1%
Other Securities	3.1%		$56,324

Total Common Stock (Cost $1,690,981) ($ Thousands)			1,815,021

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
0.070%**† (B)	0.9	16,499,744	16,500

Total Affiliated Partnership (Cost $16,500) ($ Thousands)			16,500

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	0.4	7,664,868	7,665

Total Cash Equivalent (Cost $7,665) ($ Thousands)			7,665

U.S. TREASURY OBLIGATION (C) — 0.1%
Other Securities	0.1		1,100

Total U.S. Treasury Obligation (Cost $1,100) ($ Thousands)			1,100

Total Investments — 100.7% (Cost $1,716,246) ($ Thousands)			$1,840,286

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	134	Dec-2014	$600

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,828,162 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2014 (see Note 12). The total market value of securities on loan at November 30, 2014 was $15,917 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2014 was $16,500 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission

(“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,815,021	$—	$—	$1,815,021
Affiliated Partnership	—	16,500	—	16,500
Cash Equivalent	7,665	—	—	7,665
U.S. Treasury Obligation	—	1,100	—	1,100

Total Investments in Securities	$1,822,686	$17,600	$—	$1,840,286

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$600	$—	$—	$600

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Consumer Discretionary — 15.4%
Advance Auto Parts	0.2%	8,999	$1,324
Charter Communications, Cl A*	0.3	9,765	1,657
DISH Network, Cl A*	0.4	27,119	2,154
Hanesbrands	0.3	12,238	1,416
Las Vegas Sands	0.5	46,704	2,975
Liberty Interactive, Cl A*	0.3	62,616	1,825
Polaris Industries	0.2	8,107	1,270
Royal Caribbean Cruises	0.3	20,408	1,505
Signet Jewelers	0.2	10,155	1,330
Sirius XM Holdings*	0.2	316,779	1,150
Tesla Motors* (A)	0.5	12,079	2,954
Thomson Reuters	0.3	43,785	1,734
TRW Automotive Holdings*	0.3	13,593	1,405
Other Securities	11.4		64,506

			87,205

Consumer Staples — 2.9%
Bunge	0.3	18,143	1,647
Church & Dwight	0.2	16,699	1,281
Other Securities	2.4		13,417

			16,345

Energy — 4.4%
Cheniere Energy*	0.3	29,465	1,944
Concho Resources*	0.2	14,342	1,366
Other Securities	3.9		21,569

			24,879

Financials — 22.2%
Annaly Capital Management‡	0.2	116,314	1,340
CIT Group	0.2	23,637	1,153
Digital Realty Trust‡	0.2	17,074	1,200
Federal Realty Investment Trust‡	0.2	8,486	1,126

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Markel*	0.2%	1,713	$1,194
Realty Income‡ (A)	0.2	27,136	1,261
SEI (B)	0.1	16,819	667
SL Green Realty‡	0.2	11,740	1,363
TD Ameritrade Holding	0.2	33,873	1,172
Other Securities	20.5		115,907

			126,383

Health Care — 12.5%
BioMarin Pharmaceutical*	0.3	17,946	1,610
Catamaran*	0.2	26,507	1,350
Endo International* (A)	0.3	19,211	1,406
HCA Holdings*	0.5	41,380	2,884
Henry Schein*	0.3	10,943	1,501
Illumina*	0.6	17,679	3,375
Incyte*	0.2	18,171	1,373
Jazz Pharmaceuticals*	0.2	7,634	1,352
Medivation*	0.2	9,904	1,148
Other Securities	9.7		54,836

			70,835

Industrials — 14.3%
American Airlines Group	0.8	91,123	4,422
Hertz Global Holdings*	0.2	57,014	1,354
TransDigm Group	0.2	6,505	1,287
United Continental Holdings*	0.5	47,352	2,899
Verisk Analytics, Cl A*	0.2	20,372	1,263
Other Securities	12.4		70,091

			81,316

Information Technology — 16.3%
Activision Blizzard	0.2	60,706	1,314
Equinix	0.3	6,961	1,581
FleetCor Technologies*	0.3	10,573	1,606
LinkedIn, Cl A*	0.5	13,206	2,988
ServiceNow*	0.2	18,169	1,162
Skyworks Solutions	0.3	24,265	1,637
Twitter*	0.4	59,400	2,479
Other Securities	14.1		80,139

			92,906

Materials — 5.1%
Celanese, Cl A	0.2	19,092	1,147
Other Securities	4.9		27,624

			28,771

Telecommunication Services — 0.9%
SBA Communications, Cl A*	0.3	15,919	1,937
Other Securities	0.6		3,431

			5,368

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Concluded)

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.2%
American Water Works	0.2%	21,918	$1,163
Calpine*	0.2	51,872	1,191
Other Securities	2.8		16,059

			18,413

Total Common Stock (Cost $489,610) ($ Thousands)			552,421

RIGHTS — 0.0%

Bermuda — 0.0%
Other Securities	0.0		—

United States — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 8.1%
SEI Liquidity Fund, L.P.
0.070%**† (C)	8.1	45,826,891	45,827

Total Affiliated Partnership (Cost $45,827) ($ Thousands)			45,827

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	2.6	14,657,142	14,657

Total Cash Equivalent (Cost $14,657) ($ Thousands)			14,657

U.S. TREASURY OBLIGATIONS (D) — 0.1%
Other Securities	0.1		930

Total U.S. Treasury Obligations (Cost $930) ($ Thousands)			930

Total Investments — 108.0% (Cost $551,024) ($ Thousands)			$613,835

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index EMINI	54	Dec-2014	$90
S&P Mid 400 Index EMINI	66	Dec-2014	153

			$243

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $568,255 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at November 30, 2014 (see Note 12). The total value of securities on loan at November 30, 2014 was $43,302 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2014 was $45,827 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$552,421	$—	$—	$552,421
Rights	—	—	—	—
Warrants	—	—	—	—
Affiliated Partnership	—	45,827	—	45,827
Cash Equivalent	14,657	—	—	14,657
U.S. Treasury Obligations	—	930	—	930

Total Investments in Securities	$567,078	$46,757	$—	$613,835

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$243	$—	$—	$243

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%

Consumer Discretionary — 11.6%
Five Below* (A)	0.6%	87,404	$4,078
Jack in the Box	0.3	30,186	2,249
Vitamin Shoppe*	0.4	48,010	2,298
Wolverine World Wide (A)	0.4	74,486	2,273
Other Securities	9.9		65,262

			76,160

Consumer Staples — 2.4%
Casey’s General Stores	0.3	23,543	1,971
Other Securities	2.1		13,582

			15,553

Energy — 4.3%
Other Securities	4.3		28,562

Financials — 20.9%
Bank of the Ozarks	0.3	58,011	2,100
CNO Financial Group	0.5	164,700	2,856
EastGroup Properties‡	0.3	30,680	2,062
Geo Group‡	0.3	47,300	1,906
Hanover Insurance Group	0.4	36,586	2,608
Highwoods Properties‡	0.3	50,697	2,188
Horace Mann Educators	0.4	77,410	2,423
Nelnet, Cl A	0.3	45,900	2,104
Platinum Underwriters Holdings	0.5	42,816	3,176
Popular*	0.3	59,600	1,945
Other Securities	17.3		113,869

			137,237

Health Care — 14.3%
Acadia Healthcare* (A)	0.6	64,253	3,984
Akorn*	0.4	71,112	2,849
HealthSouth	0.5	75,186	3,092
Insulet*	0.3	41,714	1,943

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Isis Pharmaceuticals* (A)	0.6%	70,311	$3,641
LDR Holding* (A)	0.3	58,792	1,918
Puma Biotechnology*	0.4	11,719	2,660
Other Securities	11.2		73,697

			93,784

Industrials — 15.9%
Carlisle	0.3	21,549	1,927
Curtiss-Wright	0.3	30,530	2,165
EMCOR Group	0.5	72,821	3,157
G&K Services, Cl A	0.3	29,088	1,894
Great Lakes Dredge & Dock	0.3	263,600	1,998
H&E Equipment Services	0.3	58,782	2,057
JetBlue Airways* (A)	0.3	145,800	2,133
Middleby*	0.4	27,524	2,632
Swift Transportation, Cl A*	0.3	77,923	2,265
TrueBlue*	0.4	104,693	2,403
Other Securities	12.5		81,915

			104,546

Information Technology — 19.1%
Aspen Technology*	0.4	67,654	2,553
Belden	0.4	33,251	2,428
Cavium* (A)	0.5	53,941	3,053
Dealertrack Technologies* (A)	0.4	56,848	2,681
Demandware* (A)	0.3	39,617	2,218
Envestnet*	0.5	67,560	3,456
Euronet Worldwide*	0.3	38,678	2,246
Guidewire Software* (A)	0.4	56,378	2,845
PTC*	0.3	48,944	1,912
RF Micro Devices* (A)	0.3	139,981	2,045
Ruckus Wireless*	0.4	201,247	2,306
Spansion, Cl A*	0.3	96,291	2,250
WEX*	0.4	20,091	2,272
Other Securities	14.2		93,643

			125,908

Materials — 3.6%
Sensient Technologies	0.3	33,869	1,997
Other Securities	3.3		21,945

			23,942

Telecommunication Services — 0.5%
Other Securities	0.5		3,529

Utilities — 1.9%
Portland General Electric (A)	0.4	66,675	2,458
Other Securities	1.5		10,304

			12,762

Total Common Stock (Cost $528,653) ($ Thousands)			621,983

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 1.2%
iShares Russell 2000 Fund (A)	0.3%	16,594	$1,938
iShares Russell 2000 Growth Fund (A)	0.3	14,130	1,959
iShares Russell 2000 Value Fund (A)	0.6	38,600	3,848

Total Exchange Traded Funds (Cost $7,341) ($ Thousands)			7,745

CONVERTIBLE BOND — 0.0%

Consumer Discretionary — 0.0%
Other Securities	0.0		4

Total Convertible Bond (Cost $444) ($ Thousands)			4

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 14.1%
SEI Liquidity Fund, L.P.
0.070%**† (B)	14.1	93,050,202	93,050

Total Affiliated Partnership (Cost $93,050) ($ Thousands)			93,050

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	4.2	27,845,607	27,846

Total Cash Equivalent (Cost $27,846) ($ Thousands)			27,846

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		1,271

Total U.S. Treasury Obligations (Cost $1,271) ($ Thousands)			1,271

Total Investments — 114.2% (Cost $658,605) ($ Thousands)			$751,899

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index EMINI	94	Dec-2014	$(14)

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $658,200 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at November 30, 2014 (see Note 12). The total value of securities on loan at November 30, 2014 was $88,440 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2014 was $93,050 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. ‘‘Other Securities’’ represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (‘‘SEC’’). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$621,983	$—	$—	$621,983
Exchange Traded Funds	7,745	—	—	7,745
Convertible Bond	—	—	4	4
Rights	—	—	—	—
Affiliated Partnership	—	93,050	—	93,050
Cash Equivalent	27,846	—	—	27,846
U.S. Treasury Obligations	—	1,271	—	1,271

Total Investments in Securities	$657,574	$94,321	$4	$751,899

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(14)	$—	$—	$(14)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 12.4%
Bright Horizons Family Solutions*	0.4%	27,274	$1,219
Buffalo Wild Wings*	0.4	6,410	1,091
Core-Mark Holdings	0.3	16,800	1,010
Fiesta Restaurant Group*	0.4	18,440	1,034
Five Below* (A)	0.6	40,012	1,867
Jack in the Box	0.5	19,113	1,424
Pool	0.5	22,280	1,324
Shutterfly*	0.3	23,719	1,014
Vail Resorts	0.4	14,137	1,239
Other Securities	8.6		24,814

			36,036

Consumer Staples — 2.5%
Casey’s General Stores	0.4	12,532	1,049
Other Securities	2.1		6,197

			7,246

Energy — 3.6%
Other Securities	3.6		10,333

Financials — 18.4%
Hanover Insurance Group	0.5	21,232	1,513
Horace Mann Educators	0.4	41,047	1,285
Iberiabank	0.5	22,141	1,446
Lexington Realty Trust‡	0.3	89,837	988
Platinum Underwriters Holdings	0.5	21,424	1,589
Stifel Financial*	0.4	21,020	1,020
TCF Financial	0.5	84,327	1,309
Other Securities	15.3		44,428

			53,578

Health Care — 16.1%
Acadia Healthcare* (A)	0.6	26,546	1,646
Akorn*	0.6	43,511	1,743

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Amsurg, Cl A*	0.5%	31,643	$1,632
Charles River Laboratories International*	0.5	22,680	1,469
DexCom*	0.4	20,726	1,067
Globus Medical, Cl A*	0.4	47,760	1,100
HealthSouth	0.6	45,614	1,876
Isis Pharmaceuticals* (A)	0.7	39,850	2,064
Prestige Brands Holdings*	0.4	32,868	1,099
Puma Biotechnology*	0.4	4,908	1,114
Other Securities	11.0		31,821

			46,631

Industrials — 14.7%
Actuant, Cl A	0.4	38,468	1,129
Curtiss-Wright	0.7	28,340	2,009
EMCOR Group	0.4	24,513	1,063
H&E Equipment Services	0.5	42,866	1,500
Swift Transporation, Cl A* (A)	0.3	36,122	1,050
TrueBlue*	0.5	60,620	1,391
Other Securities	11.9		34,585

			42,727

Information Technology — 20.4%
Aspen Technology*	0.5	41,916	1,582
Cavium* (A)	0.5	23,956	1,356
Dealertrack Technologies*	0.6	38,522	1,817
Envestnet*	0.5	26,851	1,373
Euronet Worldwide*	0.3	17,582	1,021
Guidewire Software* (A)	0.4	20,547	1,037
PTC*	0.5	33,660	1,315
Qlik Technologies*	0.3	31,751	979
RF Micro Devices* (A)	0.5	107,092	1,565
Ruckus Wireless*	0.4	98,682	1,131
SolarWinds*	0.5	28,385	1,474
Spansion, Cl A*	0.5	63,388	1,481
WEX*	0.4	9,605	1,086
Other Securities	14.5		42,087

			59,304

Materials — 4.2%
Berry Plastics Group*	0.5	51,867	1,501
Sensient Technologies	0.4	21,321	1,257
Other Securities	3.3		9,481

			12,239

Telecommunication Services — 0.5%
Other Securities	0.5		1,348

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Concluded)

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.6%
Portland General Electric (A)	0.3%	27,355	$1,009
Other Securities	2.3		6,579

			7,588

Total Common Stock (Cost $235,487) ($ Thousands)			277,030

EXCHANGE TRADED FUNDS — 0.5%
iShares Russell 2000 Fund (A)	0.4	9,814	1,146
Other Securities	0.1		178

Total Exchange Traded Funds (Cost $1,112) ($ Thousands)			1,324

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 9.6%
SEI Liquidity Fund, L.P.
0.070%**† (B)	9.6	27,839,242	27,839

Total Affiliated Partnership (Cost $27,839) ($ Thousands)			27,839

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	3.8	11,110,437	11,110

Total Cash Equivalent (Cost $11,110) ($ Thousands)			11,110

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		604

Total U.S. Treasury Obligations (Cost $604) ($ Thousands)			604

Total Investments — 109.5% (Cost $276,152) ($ Thousands)			$317,907

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index EMINI	62	Dec-2014	$328

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $290,404 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at November 30, 2014 (see Note 12). The total value of securities on loan at November 30, 2014 was $26,552 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2014 was $27,839 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. ‘‘Other Securities’’ represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (‘‘SEC’’). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$277,030	$—	$—	$277,030
Exchange Traded Funds	1,324	—	—	1,324
Rights	—	—	—	—
Affiliated Partnership	—	27,839	—	27,839
Cash Equivalent	11,110	—	—	11,110
U.S. Treasury Obligations	—	604	—	604

Total Investments in Securities	$289,464	$28,443	$—	$317,907

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$328	$—	$—	$328

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.3%

Consumer Discretionary — 14.1%
Brunswick	0.4%	138,794	$6,895
Carter’s	0.4	87,902	7,314
Five Below* (A)	0.5	208,700	9,738
Imax*	0.3	180,284	5,657
National CineMedia	0.3	397,817	5,633
Sally Beauty Holdings*	0.4	251,127	7,948
Wolverine World Wide	0.4	260,184	7,938
Other Securities	11.4		214,621

			265,744

Consumer Staples — 2.2%
Casey’s General Stores	0.3	66,747	5,588
Other Securities	1.9		35,261

			40,849

Energy — 3.6%
Other Securities	3.6		67,303

Financials — 21.8%
American Financial Group	0.4	116,880	7,058
Bank of the Ozarks	0.4	199,912	7,237
CNO Financial Group	0.4	449,354	7,792
Huntington Bancshares	0.4	680,440	6,879
KeyCorp	0.3	454,315	6,133
Lexington Realty Trust‡	0.3	526,333	5,790
LPL Financial Holdings	0.3	134,836	5,753
PacWest Bancorp	0.3	137,199	6,380
Pebblebrook Hotel Trust‡	0.3	127,163	5,490
Popular*	0.3	185,039	6,040
Western Alliance Bancorp*	0.3	211,457	5,589

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Zions Bancorporation	0.4%	267,943	$7,519
Other Securities	17.7		335,131

			412,791

Health Care — 12.2%
Acadia Healthcare* (A)	0.5	162,603	10,083
Akorn*	0.4	174,741	7,002
Charles River Laboratories International*	0.3	97,494	6,313
DexCom*	0.4	149,121	7,674
HealthSouth	0.3	154,643	6,361
Insulet* (A)	0.4	163,139	7,601
Isis Pharmaceuticals* (A)	0.3	112,421	5,822
Other Securities	9.6		180,178

			231,034

Industrials — 16.6%
Clean Harbors* (A)	0.5	184,453	8,623
Corporate Executive Board	0.4	94,065	6,886
EMCOR Group	0.3	129,978	5,634
HEICO, Cl A	0.3	134,161	6,071
Old Dominion Freight Line*	0.4	83,437	6,762
Swift Transporation, Cl A* (A)	0.5	302,847	8,804
TrueBlue*	0.4	286,397	6,573
WESCO International* (A)	0.3	71,097	5,858
Other Securities	13.5		258,602

			313,813

Information Technology — 17.1%
Cadence Design Systems* (A)	0.6	610,626	11,523
CoStar Group*	0.3	34,439	5,864
Dealertrack Technologies* (A)	0.3	137,554	6,487
Demandware* (A)	0.3	108,214	6,060
Envestnet*	0.4	136,265	6,970
Euronet Worldwide*	0.3	93,429	5,425
PTC*	0.4	189,333	7,397
SolarWinds*	0.5	166,922	8,667
Solera Holdings	0.4	138,153	7,277
SS&C Technologies Holdings	0.5	185,520	9,378
WEX*	0.4	66,026	7,466
Other Securities	12.7		240,824

			323,338

Materials — 3.4%
PolyOne	0.4	222,383	8,295
Other Securities	3.0		55,217

			63,512

Telecommunication Services — 0.4%
Other Securities	0.4		7,233

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Concluded)

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.0%
Portland General Electric (A)	0.5%	266,335	$9,820
Other Securities	2.5		47,817

			57,637

Total Common Stock (Cost $1,367,094) ($ Thousands)			1,783,254

EXCHANGE TRADED FUNDS — 1.3%
iShares Russell 2000 Fund (A)	0.7	111,858	13,062
iShares Russell 2000 Growth Fund (A)	0.5	61,463	8,523
iShares Russell 2000 Value Fund (A)	0.1	27,600	2,752

Total Exchange Traded Funds (Cost $23,327) ($ Thousands)			24,337

RIGHTS — 0.0%

United States — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 15.2%
SEI Liquidity Fund, L.P.
0.070%*†† (B)	15.2	287,099,742	287,100

Total Affiliated Partnership (Cost $287,100) ($ Thousands)			287,100

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	4.2	80,294,477	80,294

Total Cash Equivalent (Cost $80,294) ($ Thousands)			80,294

U.S. TREASURY OBLIGATION (C) — 0.1%
Other Securities	0.1		2,566

Total U.S. Treasury Obligation (Cost $2,566) ($ Thousands)			2,566

Total Investments — 115.1% (Cost $1,760,381) ($ Thousands)			$2,177,551

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index EMINI	111	Dec-2014	$427
S&P Mid 400 Index EMINI	93	Dec-2014	442

			$869

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,891,071 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at November 30, 2014 (see Note 12). The total value of securities on loan at November 30, 2014 was $276,077 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2014 was $287,100 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,783,254	$—	$—	$1,783,254
Exchange Traded Funds	24,337	—	—	24,337
Rights	—	—	—	—
Affiliated Partnership	—	287,100	—	287,100
Cash Equivalent	80,294	—	—	80,294
U.S. Treasury Obligation	—	2,566	—	2,566

Total Investments in Securities	$1,887,885	$289,666	$—	$2,177,551

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$869	$—	$—	$869

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.4%

Consumer Discretionary — 6.2%
DIRECTV*	0.6%	98,000	$8,596
Kohl’s	0.9	212,799	12,687
Target	1.0	173,107	12,810
Other Securities	3.7		49,699

			83,792

Consumer Staples — 18.1%
Altria Group	0.7	183,000	9,198
Bunge	1.3	186,542	16,932
Clorox	1.0	129,012	13,110
CVS Caremark	0.8	110,904	10,132
Dr. Pepper Snapple Group	1.1	201,832	14,936
Kimberly-Clark	0.7	79,194	9,233
Kroger	1.7	373,544	22,353
PepsiCo	1.0	127,082	12,721
Tyson Foods, Cl A	1.2	378,522	16,026
Wal-Mart Stores	1.9	285,232	24,969
Other Securities	6.7		93,257

			242,867

Energy — 3.6%
Chevron	1.1	132,141	14,386
Exxon Mobil	0.9	131,500	11,906
Other Securities	1.6		21,782

			48,074

Financials — 20.5%
Allstate	0.8	148,456	10,117
Annaly Capital Management‡	0.6	719,105	8,284
Axis Capital Holdings	0.7	197,675	9,894
Everest Re Group	1.6	122,913	21,558
PartnerRe	1.5	176,591	20,575
RenaissanceRe Holdings	1.1	152,000	14,884
Travelers	1.2	159,499	16,660
Validus Holdings	0.9	296,587	12,308
Other Securities	12.1		161,573

			275,853

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 16.6%
Aetna	0.8%	126,300	$11,018
AmerisourceBergen	1.0	153,556	13,981
Baxter International	0.8	145,600	10,629
Express Scripts Holding*	0.9	150,809	12,540
Johnson & Johnson	1.2	148,922	16,121
Laboratory Corp of America Holdings*	0.7	85,308	8,927
Merck	0.8	180,144	10,881
Pfizer	0.9	382,100	11,902
Quest Diagnostics	0.7	144,940	9,466
WellPoint	0.9	94,000	12,023
Other Securities	7.9		105,917

			223,405

Industrials — 4.0%
General Dynamics	0.6	54,500	7,922
Northrop Grumman	0.7	67,700	9,541
Raytheon	0.7	84,500	9,016
Other Securities	2.0		27,413

			53,892

Information Technology — 9.9%
Amdocs	1.5	421,589	20,550
Apple	1.3	143,420	17,057
Intel	0.7	253,300	9,436
International Business Machines	1.4	114,286	18,534
Other Securities	5.0		67,757

			133,334

Materials — 1.7%
Other Securities	1.7		22,141

Telecommunication Services — 6.1%
AT&T	1.8	699,017	24,731
Verizon Communications	1.6	419,937	21,245
Other Securities	2.7		35,737

			81,713

Utilities — 11.7%
American Electric Power	0.8	195,800	11,268
Consolidated Edison	0.9	188,463	11,902
DTE Energy	0.7	120,442	9,811
Edison International	1.5	324,765	20,642
Entergy	1.7	275,063	23,078
Exelon	0.6	235,800	8,529
Portland General Electric	0.8	284,006	10,471
Public Service Enterprise Group	0.6	190,064	7,941
Other Securities	4.1		53,289

			156,931

Total Common Stock (Cost $1,041,338) ($ Thousands)			1,322,002

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	1.5%	19,918,991	$19,919

Total Cash Equivalent (Cost $19,919) ($ Thousands)			19,919

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2		2,859

Total U.S. Treasury Obligations (Cost $2,859) ($ Thousands)			2,859

Total Investments — 100.1% (Cost $1,064,116) ($ Thousands)			$1,344,780

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	89	Dec-2014	$712

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,343,260 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,322,002	$—	$—	$1,322,002
Cash Equivalent	19,919	—	—	19,919
U.S. Treasury Obligations	—	2,859	—	2,859

Total Investments in Securities	$1,341,921	$2,859	$—	$1,344,780

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$712	$—	$—	$712

*	Future contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.2%

Argentina — 0.3%
Other Securities	0.3%		$20,197

Australia — 2.2%
Other Securities	2.2		152,043

Austria — 1.0%
Other Securities	1.0		65,382

Belgium — 0.5%
Other Securities	0.5		31,751

Brazil — 2.3%
Banco Bradesco ADR	0.7	2,900,981	44,907
Other Securities	1.6		112,013

			156,920

Canada — 5.6%
Valeant Pharmaceuticals International*	0.6	283,946	41,437
Other Securities	5.0		340,159

			381,596

Chile — 0.1%
Other Securities	0.1		3,860

China — 4.4%
Anhui Conch Cement (A)	0.7	13,143,000	44,488
Tencent Holdings	0.5	2,215,744	35,429
Other Securities	3.2		221,859

			301,776

Colombia — 0.2%
Other Securities	0.2		15,183

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Czech Republic — 0.2%
Other Securities	0.2%		$14,641

Denmark — 1.1%
Other Securities	1.1		77,429

Finland — 1.4%
Nokia	0.5	4,438,683	37,019
Other Securities	0.9		57,672

			94,691

France — 2.9%
Other Securities	2.9		195,035

Germany — 5.5%
GEA Group	0.5	719,147	34,453
Symrise	0.5	586,194	35,125
Other Securities	4.5		307,863

			377,441

Hong Kong — 2.7%
Cheung Kong Holdings	0.5	1,936,000	35,524
China Mobile	0.8	4,392,100	54,115
Other Securities	1.4		92,850

			182,489

India — 2.1%
ICICI Bank ADR	0.9	1,050,859	61,885
Other Securities	1.2		79,211

			141,096

Indonesia — 0.7%
Other Securities	0.7		48,923

Ireland — 4.0%
Actavis*	0.6	152,684	41,318
Endo International*	0.6	510,256	37,335
ICON*	0.7	899,247	49,944
Jazz Pharmaceuticals*	0.5	205,037	36,310
Mallinckrodt* (A)	0.6	411,974	37,992
Shire ADR	0.2	58,314	12,456
Other Securities	0.8		57,527

			272,882

Israel — 1.4%
Check Point Software Technologies* (A)	0.5	463,100	35,802
Teva Pharmaceutical Industries ADR	0.7	798,942	45,524
Other Securities	0.2		14,667

			95,993

Italy — 0.3%
Other Securities	0.3		19,154

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Japan — 10.7%
Daiwa Securities Group	0.5%	4,355,000	$35,002
Denso	0.6	830,400	38,783
Hitachi	0.8	7,016,300	54,181
Japan Exchange Group	0.8	2,134,181	54,755
Omron	0.5	777,439	36,158
SoftBank	0.5	523,117	35,098
Yaskawa Electric	0.5	2,770,434	35,948
Other Securities	6.5		441,789

			731,714

Malaysia — 0.1%
Other Securities	0.1		8,450

Mexico — 0.3%
Other Securities	0.3		23,035

Netherlands — 2.4%
Core Laboratories (A)	0.6	292,833	37,726
NXP Semiconductor*	0.5	454,605	35,373
Other Securities	1.3		88,455

			161,554

Norway — 1.8%
Statoil ADR	0.5	1,941,888	37,110
Other Securities	1.3		84,169

			121,279

Panama — 0.1%
Other Securities	0.1		4,484

Peru — 0.1%
Other Securities	0.1		10,360

Philippines — 0.0%
Other Securities	0.0		620

Poland — 0.1%
Other Securities	0.1		8,698

Portugal — 0.0%
Other Securities	0.0		2,885

Qatar — 0.5%
Other Securities	0.5		33,577

Russia — 0.7%
Other Securities	0.7		49,025

Singapore — 2.2%
Avago Technologies, Cl A	0.5	377,315	35,241
DBS Group Holdings	0.7	3,168,000	48,195
Other Securities	1.0		68,767

			152,203

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

South Africa — 1.6%
Naspers, Cl N	0.6%	288,591	$37,462
Sasol ADR	0.5	837,400	35,213
Other Securities	0.5		33,912

			106,587

South Korea — 3.4%
Samsung Electronics	1.0	61,063	70,931
SK Hynix	0.7	1,133,290	49,149
Other Securities	1.7		111,145

			231,225

Spain — 0.8%
Amadeus IT Holding, Cl A	0.5	855,074	34,127
Other Securities	0.3		20,216

			54,343

Sweden — 1.7%
Other Securities	1.7		118,294

Switzerland — 5.8%
Actelion	0.7	423,581	50,513
Givaudan	0.5	20,116	35,952
Roche Holding	1.1	241,353	72,493
Zurich Insurance Group ADR	0.7	1,457,000	45,706
Other Securities	2.8		191,921

			396,585

Taiwan — 3.6%
Taiwan Semiconductor Manufacturing ADR	0.8	2,400,300	56,335
Other Securities	2.8		186,674

			243,009

Thailand — 0.1%
Other Securities	0.1		7,189

Turkey — 1.2%
Other Securities	1.2		83,874

United Arab Emirates — 0.0%
Other Securities	0.0		1,360

United Kingdom — 14.5%
ARM Holdings ADR	0.7	1,110,168	47,560
HSBC Holdings	0.8	5,628,677	56,150
ITV	0.5	10,807,748	36,254
Persimmon	0.6	1,560,946	37,474
Reckitt Benckiser Group	0.5	441,877	36,365
Rio Tinto ADR (A)	0.6	929,884	43,332

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Royal Dutch Shell, Cl A	0.6%	1,254,875	$41,996
Royal Dutch Shell ADR, Cl A (A)	0.5	560,000	37,189
Royal Dutch Shell, Cl A (GBP)	0.2	401,239	13,400
Shire	1.3	1,242,982	88,705
Other Securities	8.2		554,777

			993,202

United States — 2.6%
Everest Re Group	0.5	209,287	36,707
Other Securities	2.1		137,916

			174,623

Total Common Stock (Cost $5,696,761) ($ Thousands)			6,366,657

PREFERRED STOCK — 0.9%

Brazil — 0.5%
Other Securities	0.5		33,308

Germany — 0.4%
Other Securities	0.4		28,121

Total Preferred Stock (Cost $60,847) ($ Thousands)			61,429

RIGHTS — 0.0%

Australia — 0.0%
Other Securities	0.0		43

Total Rights (Cost $—) ($ Thousands)			43

AFFILIATED PARTNERSHIP — 6.8%
SEI Liquidity Fund, L.P.
0.070%**† (B)	6.8	464,454,926	464,455

Total Affiliated Partnership (Cost $464,455) ($ Thousands)			464,455

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	3.7	251,014,966	251,015

Total Cash Equivalent (Cost $251,015) ($ Thousands)			251,015

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		23,862

Total U.S. Treasury Obligations (Cost $23,861) ($ Thousands)			23,862

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

TIME DEPOSITS — 1.9%
Brown Brothers Harriman
4.250%, 12/01/2014	ZAR	2,919	$264
2.600%, 12/01/2014	NZD	—	—
1.512%, 12/01/2014	AUD	361	308
0.300%, 12/01/2014	NOK	6	1
0.206%, 12/01/2014	CAD	134	118
0.089%, 12/01/2014	GBP	388	608
0.030%, 12/01/2014		122,460	122,460
0.005%, 12/01/2014	SEK	—	—
0.005%, 12/01/2014	SGD	390	299
0.005%, 12/01/2014	JPY	300,551	2,532
0.005%, 12/01/2014	HKD	635	82
0.001%, 12/01/2014	CHF	2,815	2,921
0.000%, 12/01/2014	DKK	16	3
(0.105)%, 12/01/2014	EUR	244	305

Total Time Deposits (Cost $129,901) ($ Thousands)			129,901

Total Investments — 106.8% (Cost $6,626,840) ($ Thousands)			$7,297,362

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	2,076	Dec-2014	$2,012
FTSE 100 Index	641	Dec-2014	1,047
Hang Seng Index	76	Dec-2014	45
S&P TSX 60 Index	206	Dec-2014	(336)
SPI 200 Index	203	Dec-2014	(287)
Topix Index	458	Dec-2014	4,319

			$6,800

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $6,833,637 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security (see Note 6).

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at November 30, 2014 (see Note 12). The total value of securities on loan at November 30, 2014 was $440,822 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2014 was $464,455 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Concluded)

November 30, 2014

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,360,712	$5,945	$—	$6,366,657
Preferred Stock	61,429	—	—	61,429
Rights	43	—	—	43
Affiliated Partnership	—	464,455	—	464,455
Cash Equivalent	251,015	—	—	251,015
U.S. Treasury Obligations	—	23,862	—	23,862
Time Deposits	—	129,901	—	129,901

Total Investments in Securities	$6,673,199	$624,163	$—	$7,297,362

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$7,423	$—	$—	$7,423
Unrealized Depreciation	(623)	—	—	(623)

Total Other Financial Instruments	$6,800	$—	$—	$6,800

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.9%

Argentina — 0.4%
Other Securities	0.4%		$352

Australia — 2.7%
Commonwealth Bank of Australia	0.5	6,106	421
Other Securities	2.2		1,774

			2,195

Austria — 2.2%
Voestalpine	0.6	11,458	477
Other Securities	1.6		1,298

			1,775

Belgium — 0.4%
Other Securities	0.4		297

Brazil — 2.4%
Banco do Brasil	0.7	46,200	530
Other Securities	1.7		1,355

			1,885

Canada — 5.7%
Magna International, Cl A	0.6	4,400	472
Royal Bank of Canada	0.8	9,400	686
Toronto-Dominion Bank	0.6	9,400	475
Other Securities	3.7		3,025

			4,658

Chile — 0.1%
Other Securities	0.1		44

China — 3.9%
Baidu ADR*	0.5	1,600	392
Other Securities	3.4		2,798

			3,190

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Colombia — 0.3%
Other Securities	0.3%		$285

Czech Republic — 0.3%
Other Securities	0.3		254

Denmark — 1.3%
Other Securities	1.3		1,073

Finland — 1.7%
Other Securities	1.7		1,355

France — 3.2%
Other Securities	3.2		2,599

Germany — 3.4%
Continental	0.7	2,611	551
Other Securities	2.7		2,196

			2,747

Hong Kong — 2.7%
China Mobile	0.6	37,500	462
Orient Overseas International	0.6	79,000	477
Other Securities	1.5		1,279

			2,218

India — 2.0%
ICICI Bank ADR	1.4	19,502	1,148
Tata Motors ADR	0.6	10,072	460

			1,608

Indonesia — 0.8%
Other Securities	0.8		684

Ireland — 1.9%
ICON*	1.0	14,555	808
Other Securities	0.9		737

			1,545

Israel — 0.0%
Other Securities	0.0		31

Italy — 0.8%
Other Securities	0.8		664

Japan — 10.3%
Denso	0.9	15,600	729
Hitachi	0.5	56,000	432
Panasonic	0.5	32,300	417
Secom	0.6	8,700	503
Toyota Motor	0.6	8,200	505
Other Securities	7.2		5,798

			8,384

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Malaysia — 0.1%
Other Securities	0.1%		$67

Mexico — 1.1%
Other Securities	1.1		889

Netherlands — 2.6%
Core Laboratories	0.9	5,490	707
Unilever	0.9	18,826	769
Other Securities	0.8		685

			2,161

New Zealand — 0.7%
Other Securities	0.7		597

Norway — 1.9%
DnB	1.2	57,728	960
Other Securities	0.7		594

			1,554

Panama — 0.1%
Other Securities	0.1		76

Peru — 0.2%
Other Securities	0.2		182

Philippines — 0.3%
Other Securities	0.3		226

Poland — 0.4%
Other Securities	0.4		302

Portugal — 0.1%
Other Securities	0.1		66

Russia — 0.4%
Other Securities	0.4		362

Singapore — 2.3%
DBS Group Holdings	1.2	65,000	989
Other Securities	1.1		867

			1,856

South Africa — 2.4%
FirstRand	0.5	96,015	432
Naspers, Cl N	0.8	5,033	653
Sasol	0.5	9,853	412
Other Securities	0.6		510

			2,007

South Korea — 3.7%
Hyundai Mobis	0.6	2,042	455
Samsung Electronics	1.6	1,116	1,297

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

SK Hynix	0.5%	10,269	$445
Other Securities	1.0		857

			3,054

Spain — 1.2%
Amadeus IT Holding, Cl A	0.8	16,030	640
Other Securities	0.4		362

			1,002

Sweden — 2.5%
Atlas Copco, Cl B	0.5	15,238	406
Getinge, Cl B	0.6	19,681	456
Svenska Handelsbanken, Cl A	0.6	9,849	482
Other Securities	0.8		694

			2,038

Switzerland — 4.7%
Nestle	0.7	7,228	544
Novartis	0.3	2,390	232
Novartis ADR	0.8	6,609	639
Roche Holding	1.0	2,730	820
Other Securities	1.9		1,605

			3,840

Taiwan — 3.1%
Advanced Semiconductor Engineering ADR	0.7	97,610	603
Taiwan Semiconductor Manufacturing ADR	1.3	44,391	1,042
Other Securities	1.1		873

			2,518

Thailand — 0.4%
Other Securities	0.4		361

Turkey — 1.2%
Akbank	0.5	100,161	406
Other Securities	0.7		553

			959

United Arab Emirates — 0.0%
Other Securities	0.0		35

United Kingdom — 13.1%
ARM Holdings	0.4	23,894	342
ARM Holdings ADR	1.1	20,813	892
Associated British Foods	0.6	9,394	471
AstraZeneca	0.6	6,447	483
Diageo	0.7	19,301	599
HSBC Holdings	0.8	61,647	615
Prudential	0.8	26,202	635
Rio Tinto ADR	0.5	8,860	413

26	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Percentage of Net Assets (%)	Shares/Face Amount (Thousands) (1)	Market Value ($ Thousands)

Rio Tinto	0.5%	8,491	$398
Shire	1.3	14,334	1,023
Other Securities	5.8		4,874

			10,745

United States — 2.9%
Carnival, Cl A	0.7	12,667	559
Everest Re Group	0.8	3,924	688
Other Securities	1.4		1,107

			2,354

Total Common Stock (Cost $71,611) ($ Thousands)			75,094

PREFERRED STOCK — 0.6%

Brazil — 0.5%
Other Securities	0.5		437

Germany — 0.1%
Other Securities	0.1		39

Total Preferred Stock (Cost $529) ($ Thousands)			476

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	4.7	3,808,315	3,808

Total Cash Equivalent (Cost $3,808) ($ Thousands)			3,808

U.S. TREASURY OBLIGATION (A) — 0.4%
Other Securities	0.4		305

Total U.S. Treasury Obligation (Cost $305) ($ Thousands)			305

TIME DEPOSITS — 2.1%
Brown Brothers Harriman
4.250%, 12/01/2014	ZAR	—	—
2.600%, 12/01/2014	NZD	20	16
1.512%, 12/01/2014	AUD	60	51
0.300%, 12/01/2014	NOK	108	15
0.206%, 12/01/2014	CAD	26	23
0.089%, 12/01/2014	GBP	55	86
0.030%, 12/01/2014		1,228	1,228
0.005%, 12/01/2014	JPY	5,876	50
0.005%, 12/01/2014	SEK	196	26
0.005%, 12/01/2014	SGD	31	24
0.005%, 12/01/2014	HKD	129	17
0.001%, 12/01/2014	CHF	43	45

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

0.000%, 12/01/2014	DKK	324	$54
(0.105)%, 12/01/2014	EUR	90	112

Total Time Deposits (Cost $1,747) ($ Thousands)			1,747

Total Investments — 99.7% (Cost $78,000) ($ Thousands)			$81,430

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	31	Dec-2014	$17
FTSE 100 Index	10	Dec-2014	12
Hang Seng Index	1	Dec-2014	—
S&P TSX 60 Index	3	Dec-2014	(3)
SPI 200 Index	3	Dec-2014	(5)
Topix Index	6	Dec-2014	40

			$61

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $81,689 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security (see Note 6).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Concluded)

November 30, 2014

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$74,971	$123	$—	$75,094
Preferred Stock	476	—	—	476
Cash Equivalent	3,808	—	—	3,808
U.S. Treasury Obligation	—	305	—	305
Time Deposits	—	1,747	—	1,747

Total Investments in Securities	$79,255	$2,175	$—	$81,430

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$69	$—	$—	$69
Unrealized Depreciation	(8)	—	—	(8)

Total Other Financial Instruments	$61	$—	$—	$61

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changed in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 72.6%

Argentina — 1.2%
YPF ADR	0.6%	30,000	$1,003
Other Securities	0.6		1,063

			2,066

Brazil — 2.5%
Other Securities	2.5		4,521

Canada — 0.3%
Other Securities	0.3		508

China — 8.8%
Bank of China	1.3	4,586,000	2,365
China Construction Bank, Cl H	0.8	1,921,000	1,456
China Petroleum & Chemical ADR	0.6	13,400	1,083
China Railway Construction, Cl H	0.6	936,000	1,075
Industrial & Commercial Bank of China	0.6	1,602,000	1,087
Other Securities	4.9		8,583

			15,649

Colombia — 1.0%
Bancolombia ADR, Cl R	0.7	25,000	1,292
Other Securities	0.3		435

			1,727

Czech Republic — 0.3%
Other Securities	0.3		582

Egypt — 0.8%
Commercial International Bank Egypt GDR	0.8	210,000	1,401

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Greece — 0.3%
Other Securities	0.3%		$581

Hong Kong — 4.3%
China Mobile	0.3	41,500	512
China Mobile ADR	0.9	24,600	1,518
Other Securities	3.1		5,743

			7,773

India — 2.6%
Dr Reddy’s Laboratories ADR	0.8	23,500	1,372
ICICI Bank ADR	0.7	20,100	1,184
Tata Motors ADR	0.9	34,100	1,557
Other Securities	0.2		447

			4,560

Indonesia — 2.8%
Bank Central Asia	0.5	888,000	953
Other Securities	2.3		3,964

			4,917

Kashmiri — 0.3%
Other Securities	0.3		528

Kazakhstan — 0.5%
Other Securities	0.5		894

Malaysia — 1.4%
Other Securities	1.4		2,559

Mexico — 1.2%
Other Securities	1.2		2,160

Nigeria — 0.7%
Other Securities	0.7		1,271

Panama — 1.1%
Other Securities	1.1		1,934

Peru — 0.6%
Credicorp	0.6	6,100	1,011

Philippines — 3.7%
BDO Unibank	0.9	665,000	1,617
Jollibee Foods	0.6	245,000	1,129
Megaworld	0.7	11,345,000	1,268
Robinsons Land	0.2	592,000	340
Universal Robina	0.9	350,000	1,521
Other Securities	0.4		821

			6,696

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	29

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Poland — 2.1%
PGE	0.6%	177,307	$1,024
Powszechny Zaklad Ubezpieczen	0.8	10,488	1,501
Other Securities	0.7		1,231

			3,756

Qatar — 0.2%
Other Securities	0.2		427

Romania — 0.5%
Other Securities	0.5		908

Russia — 2.2%
Lukoil OAO ADR	0.8	31,072	1,446
Other Securities	1.4		2,465

			3,911

South Africa — 4.1%
Other Securities	4.1		7,280

South Korea — 8.4%
Korea Electric Power ADR	0.6	53,200	1,103
KT&G	0.9	18,063	1,580
Samsung Electronics	0.8	1,253	1,456
SK Hynix	0.9	35,369	1,534
SK Telecom ADR	0.7	40,800	1,156
Other Securities	4.5		8,233

			15,062

Taiwan — 9.9%
Asustek Computer	0.7	115,000	1,252
Hon Hai Precision Industry	1.0	592,000	1,855
Pegatron	0.9	654,000	1,517
Taiwan Semiconductor Manufacturing	0.5	183,000	837
Taiwan Semiconductor Manufacturing ADR	0.9	71,000	1,666
Other Securities	5.9		10,577

			17,704

Thailand — 4.0%
Kasikornbank	0.6	132,500	997
PTT	0.8	127,500	1,487
Other Securities	2.6		4,685

			7,169

Turkey — 2.1%
Other Securities	2.1		3,752

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

United Arab Emirates — 3.7%
DAMAC Real Estate Development GDR	1.1%	122,000	$2,013
Dubai Islamic Bank	1.1	979,275	2,008
Emaar Properties PJSC	1.5	870,000	2,595

			6,616

United Kingdom — 0.1%
Other Securities	0.1		195

United States — 0.9%
Other Securities	0.9		1,597

Total Common Stock (Cost $129,742) ($ Thousands)			129,715

		Number of Warrants

WARRANTS — 11.6%
Al Mouwasat Medical Services, Expires 09/20/2017*	0.6	34	1,127
Bupa Arabia for Cooperative Insurance, Expires 04/05/2017*	0.8	35	1,445
Cemex Latam Holdings‡*	0.7	166	1,269
First Gulf Bank PJSC‡*	0.9	335	1,637
National Bank of Kuwait‡*	1.0	530	1,747
Turkiye Garanti Bankasi, Expires 11/30/2017*	0.6	240	1,012
United Bank, Expires 10/31/2016*	0.9	895	1,557
United International Transportation‡*	0.6	61	1,112
Other Securities	5.5		9,815

Total Warrants (Cost $21,555) ($ Thousands)			20,721

EXCHANGE TRADED FUNDS — 11.1%

United States — 11.1%
iPath MSCI India Index Fund	0.6	14,464	1,074
iShares MSCI Chile Capped Index Fund	0.8	34,182	1,424
iShares MSCI Emerging Markets Index Fund	6.9	298,685	12,395
iShares MSCI India Fund	0.6	33,300	1,065
WisdomTree India Earnings Fund	1.8	139,500	3,243
Other Securities	0.4		623

Total Exchange Traded Funds (Cost $20,082) ($ Thousands)			19,824

30	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Percentage of Net Assets (%)	Shares/Face Amount (Thousands) (1)	Market Value ($ Thousands)

PREFERRED STOCK — 2.1%

Brazil — 1.9%
Other Securities	1.9%		$3,455

South Korea — 0.2%
Other Securities	0.2		252

Total Preferred Stock (Cost $3,764) ($ Thousands)			3,707

CLOSED-END FUND — 0.5%
Other Securities	0.5		928

Total Closed-End Fund (Cost $952) ($ Thousands)			928

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	0.5	971,955	972

Total Cash Equivalent (Cost $972) ($ Thousands)			972

TIME DEPOSITS — 1.6%
Brown Brothers Harriman
0.030%, 12/01/2014		2,828	2,828
0.005%, 12/01/2014	HKD	30	4

Total Time Deposits (Cost $2,832) ($ Thousands)			2,832

Total Investments — 100.0% (Cost $179,899) ($ Thousands)			$178,699

Percentages are based on a Net Assets of $178,676 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security.

‡	Expiration date is unavailable.

(1)	In U.S. dollars unless otherwise indicated.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

MSCI — Morgan Stanley Capital International

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$128,916	$799	$—	$129,715
Warrants	18,392	2,329	—	20,721
Exchange Traded Funds	19,824	—	—	19,824
Preferred Stock	3,707	—	—	3,707
Closed-End Fund	928	—	—	928
Cash Equivalent	972	—	—	972
Time Deposits	—	2,832	—	2,832

Total Investments in Securities	$172,739	$5,960	$—	$178,699

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	31

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 39.4%

Agency Mortgage-Backed Obligations — 8.9%
FHLMC ARM (A)
3.038%, 03/01/2036	$3,438	$3,757
2.375%, 06/01/2035	3,114	3,320
1.937%, 10/01/2035	1,507	1,591
FHLMC CMO, Ser 2007-3311, Cl FN
0.453%, 05/15/2037 (A)	1,247	1,255
FHLMC CMO, Ser 2010-3721, Cl FB
0.660%, 09/15/2040 (A)	4,345	4,389
FHLMC CMO, Ser 2011-3891, Cl BF
0.724%, 07/15/2041 (A)	2,991	3,022
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl X1, IO
1.637%, 01/25/2019 (A)	89,694	4,941
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF03, Cl A
0.495%, 01/25/2021 (A)	4,906	4,904
FHLMC REMIC, Ser 2007-3335, Cl BF
0.303%, 07/15/2019 (A)	652	652
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	1,155	1,239
FNMA
6.000%, 09/01/2039 to 04/01/2040	1,873	2,124
4.500%, 10/01/2024	2,991	3,242
3.000%, 05/01/2022	5,713	6,041
FNMA ARM (A)
2.472%, 04/01/2034	1,866	2,006
2.425%, 10/01/2033 to 05/01/2034	975	1,019
2.383%, 10/01/2033	699	752

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.363%, 08/01/2034	$1,771	$1,890
2.327%, 05/01/2035	1,135	1,212
2.316%, 07/01/2036	2,811	3,007
2.296%, 10/01/2024	425	455
2.289%, 10/01/2033	577	618
2.277%, 09/01/2034	970	1,033
2.265%, 10/01/2033	1,022	1,093
2.251%, 05/01/2035	1,735	1,851
2.227%, 01/01/2034	1,123	1,198
2.197%, 04/01/2033	543	586
2.170%, 06/01/2035	1,081	1,149
2.117%, 05/01/2037	3,612	3,840
2.060%, 09/01/2033	1,596	1,678
1.999%, 06/01/2035	760	802
1.990%, 10/01/2035	2,171	2,303
1.964%, 07/01/2034	1,010	1,067
1.961%, 07/01/2034	2,092	2,195
1.833%, 02/01/2035	2,635	2,747
1.828%, 03/01/2035	2,756	2,896
FNMA CMO, Ser 2005-92, Cl UF
0.505%, 10/25/2025 (A)	2,365	2,375
FNMA CMO, Ser 2010-87, Cl PF
0.566%, 06/25/2040 (A)	3,472	3,491
FNMA CMO, Ser 2011-63, Cl FG
0.605%, 07/25/2041 (A)	2,744	2,765
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	3,361	3,449
FNMA CMO, Ser 2012-112, Cl BI
3.000%, 09/25/2031	15,373	1,858
FNMA CMO, Ser 2013-96, Cl FW
0.579%, 09/25/2043 (A)	2,991	3,005
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	1,478	190
FNMA, Ser M8, Cl FA
0.417%, 05/25/2018 (A)	5,951	5,950
GNMA ARM (A)
1.837%, 12/20/2060	3,374	3,520
1.520%, 09/20/2060 to 11/20/2060	3,897	3,978
1.252%, 12/20/2060	3,798	3,867
1.240%, 11/20/2060	3,810	3,868
GNMA CMO, Ser 2002-66, Cl FC
0.552%, 07/16/2031 (A)	1,509	1,515
GNMA CMO, Ser 2011-69, Cl CI, IO
5.000%, 03/20/2036	468	12
GNMA CMO, Ser 2012-100, Cl IO, IO
0.827%, 08/16/2052 (A)	12,066	749
GNMA CMO, Ser 2012-70, Cl IO, IO
0.967%, 08/16/2052 (A)	16,367	1,021

32	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2012-78, Cl IO, IO
1.046%, 06/16/2052 (A)	$12,357	$834
GNMA CMO, Ser 2012-95, Cl IO, IO
1.047%, 02/16/2053 (A)	3,655	276
GNMA, Ser 2011-152, Cl IO, IO
1.297%, 08/16/2051 (A)	16,342	901
GNMA, Ser 2012-89, Cl IO, IO
1.275%, 12/16/2053 (A)	10,980	677
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	2,164	2,211
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.506%, 12/07/2020 (A)	6,659	6,667
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A (A)
0.606%, 10/07/2020	8,028	8,077
0.603%, 10/07/2020	180	181
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.626%, 11/05/2020 (A)	8,160	8,214
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.716%, 12/08/2020 (A)	9,058	9,142
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.716%, 12/08/2020 (A)	517	522
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.603%, 01/08/2020 (A)	5,362	5,392
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.553%, 02/06/2020 (A)	6,256	6,278
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.554%, 03/11/2020 (A)	6,637	6,658
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.533%, 03/06/2020 (A)	1,089	1,092
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.533%, 05/07/2020 (A)	1,427	1,429

		176,038

Non-Agency Mortgage-Backed Obligations — 30.5%
A10 Securitization LLC, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	4,137	4,174
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.524%, 06/25/2035 (A) (B)	699	640

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.615%, 08/25/2035 (A) (B)	$503	$500
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
2.055%, 06/15/2028 (A) (B)	2,500	2,498
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl AJ
5.547%, 06/10/2049 (A)	4,030	4,182
Banc of America Commercial Mortgage, Ser 2006-4, Cl AM
5.675%, 07/10/2046	3,165	3,392
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	3,470	3,662
Banc of America Funding Trust, Ser 2006-I, Cl 1A1
2.297%, 12/20/2036 (A) (B)	9,303	9,336
Banc of America Funding, Ser 2004-C, Cl 2A2
2.860%, 12/20/2034 (A) (B)	840	821
Banc of America Funding, Ser 2005-F, Cl 4A1
2.634%, 09/20/2035 (A) (B)	253	218
Banc of America Funding, Ser 2006-D, Cl 3A1
2.833%, 05/20/2036 (A) (B)	163	144
Banc of America Funding, Ser 2010-R11A, Cl 4A6
2.054%, 11/26/2036 (A) (B)	1,314	1,315
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.302%, 01/26/2037 (A) (B)	933	921
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/2047	1,991	1,991
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.726%, 06/25/2033 (A) (B)	5,821	5,857
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.705%, 02/25/2035 (A) (B)	89	87
Banc of America Mortgage Trust, Ser 2003-F, Cl 2A3
2.797%, 07/25/2033 (A) (B)	3,658	3,669
Banc of America Mortgage Trust, Ser 2003-I, Cl 2A6
2.731%, 10/25/2033 (A) (B)	7,180	7,229
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
2.795%, 12/25/2033 (A) (B)	3,835	3,819

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	33

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
2.707%, 04/25/2034 (A) (B)	$1,919	$1,909
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
2.795%, 01/25/2035 (A) (B)	1,433	1,417
Banc of America Re-Remic Trust, Ser 2013-DSNY, Cl E
2.754%, 09/15/2026 (A) (B)	1,500	1,506
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
0.512%, 04/25/2034 (A) (B)	2,201	2,093
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.585%, 08/25/2034 (A) (B)	3,340	3,172
BCAP LLC Trust, Ser 2009-RR2, Cl A1
2.784%, 01/21/2038 (A) (B)	904	909
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.385%, 12/25/2033 (A) (B)	3,576	3,624
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.472%, 08/25/2034 (A) (B)	5,204	5,237
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
2.855%, 04/25/2034 (A) (B)	3,807	3,787
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.275%, 04/25/2034 (A) (B)	1,376	1,365
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
2.953%, 07/25/2034 (A) (B)	4,689	4,664
Bear Stearns ARM Trust, Ser 2004-9, Cl 12A1
3.282%, 11/25/2034 (A) (B)	1,887	1,881
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
3.012%, 11/25/2034 (A) (B)	1,632	1,637
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
2.580%, 03/25/2035 (A) (B)	4,474	4,516
Bear Stearns ARM Trust, Ser 2005-5, Cl A2
2.260%, 08/25/2035 (A) (B)	7,499	7,529
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	124	126
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.136%, 10/12/2042 (A)	600	612
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.602%, 03/11/2039 (A)	641	666

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	$476	$504
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	527	543
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.455%, 12/25/2036 (A) (B)	46	75
BHMS Mortgage Trust, Ser 2014-ATLS, Cl BFL
2.100%, 07/05/2033	2,000	1,988
BOCA Hotel Portfolio Trust, Ser 2013-BOCA, Cl C
2.303%, 08/15/2026 (A) (B)	3,600	3,607
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.479%, 01/15/2046 (A)	640	661
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	835	917
CGBAM Commercial Mortgage Trust, Ser 2013-BREH, Cl D
3.004%, 05/15/2030 (A) (B)	2,600	2,594
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.497%, 12/25/2035 (A) (B)	1,846	1,688
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.549%, 02/25/2037 (A) (B)	1,799	1,775
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.432%, 02/25/2037 (A) (B)	1,941	1,938
Chase Mortgage Finance, Ser 2007-A2, Cl 2A3
2.518%, 07/25/2037 (A) (B)	2,580	2,612
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
2.762%, 01/19/2034 (A) (B)	4,356	4,335
CHL Mortgage Pass-Through Trust, Ser 2004-9, Cl A4
5.250%, 06/25/2034 (B)	2,143	2,166
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020 (B)	211	220
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/2037 (B)	1,166	1,192
Citigroup Commercial Mortgage Trust, Ser 2006-FL2, Cl J
0.733%, 08/15/2021 (A) (B)	385	385
Citigroup Commercial Mortgage Trust, Ser 2007-FL3A, Cl D
0.403%, 04/15/2022 (A) (B)	1,865	1,854

34	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	$66	$66
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl D
1.904%, 06/15/2033 (A) (B)	7,000	7,002
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl F
3.304%, 06/15/2033 (A) (B)	500	500
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	1,025	1,092
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
2.706%, 04/25/2037 (A) (B)	1,233	1,098
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
2.763%, 11/25/2038 (A) (B)	3,135	3,158
Citigroup Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/2037 (B)	2,363	2,361
Comm Mortgage Trust, Ser 2014-PAT, Cl C
1.800%, 09/13/2027	2,000	1,988
Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl AJFL
0.846%, 12/10/2049 (A) (B)	6,710	6,379
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (B)	192	194
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	48	48
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	66	65
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	80	79
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	157	158
Commercial Mortgage Pass-Through Certificates, Ser 2013-FL3, Cl MMHP
3.754%, 10/13/2028 (A) (B)	4,000	4,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2014-KYO, Cl C
1.807%, 06/11/2027 (A) (B)	$2,000	$1,998
Commercial Mortgage Pass-Through Certificates, Ser 2014-TWC, Cl D
2.404%, 02/13/2032 (A) (B)	3,000	2,991
Commercial Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	192	193
Commercial Mortgage Trust, Ser 2013-CR10, Cl XA, IO
1.181%, 08/10/2046 (A)	48,828	2,601
Commercial Mortgage Trust, Ser 2014-BBG, Cl A
0.955%, 03/15/2029 (A) (B)	4,480	4,480
Commercial Mortgage Trust, Ser 2014-CR14, Cl XA, IO
1.057%, 02/10/2047 (A)	37,029	1,844
Commercial Mortgage Trust, Ser 2014-KYO, Cl E
2.507%, 06/11/2027 (A) (B)	1,260	1,260
Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/2018 (B)	898	899
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.061%, 07/25/2034 (A) (B)	1,080	1,069
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019 (B)	710	732
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	1,077	1,162
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AMFL
0.387%, 01/15/2049 (A)	7,110	6,773
Credit Suisse Commercial Mortgage Trust, Ser 2017-ICE, Cl D
2.400%, 04/15/2027 (A) (B)	2,000	1,997
Credit Suisse First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
2.595%, 11/25/2032 (A) (B)	23	23
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 6A1
2.471%, 06/25/2034 (A) (B)	4,947	4,930

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	35

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037	$2,800	$2,814
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl AM
5.793%, 06/15/2038 (A)	3,960	4,206
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	603	639
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl AM
5.509%, 09/15/2039	3,000	3,195
Credit Suisse Mortgage Trust, Ser 2014-ICE, Cl X1CP
1.686%, 04/15/2027 (A) (B)	30,718	875
Credit Suisse Mortgage Trust, Ser 2014-SURF, Cl D
2.410%, 02/15/2029 (A) (B)	1,500	1,504
CS First Boston Mortgage Securities, Ser 2002-AR8, Cl 6A1
2.397%, 09/25/2034 (A) (B)	2,975	2,961
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	286	294
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.597%, 07/10/2044 (A) (B)	42,625	1,996
Del Coronado Trust, Ser 2013-HDC, Cl E
2.804%, 03/15/2026 (A) (B)	3,000	3,001
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2007-OA5, Cl A1A
0.355%, 08/25/2047 (A) (B)	1,978	1,689
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
0.695%, 06/25/2034 (A) (B)	5,516	5,095
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
0.994%, 09/19/2044 (A) (B)	642	612
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
0.977%, 09/19/2044 (A) (B)	2,923	2,836
DSLA Mortgage Loan Trust, Ser 2004-AR4, Cl 2A1A
0.517%, 01/19/2045 (A) (B)	1,883	1,655
Extended Stay America Trust, Ser 2013-ESFL, Cl CFL
1.656%, 12/05/2031 (A) (B)	2,400	2,400

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Extended Stay America Trust, Ser 2013-ESFL, Cl DFL
3.296%, 12/05/2031 (A) (B)	$3,560	$3,561
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.703%, 02/25/2048 (A) (B)	3,672	3,673
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.654%, 11/29/2037 (A) (B)	1,093	1,090
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.005%, 04/25/2024 (A) (B)	696	689
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.261%, 05/25/2035 (A) (B)	478	447
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.105%, 05/25/2024 (A) (B)	462	453
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.105%, 05/25/2024 (A) (B)	366	359
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.355%, 07/25/2024 (A) (B)	3,124	3,086
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.312%, 11/10/2045 (A)	995	1,014
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.097%, 12/19/2033 (A) (B)	1,085	1,084
Granite Master Issuer, Ser 2005-1, Cl A4
0.355%, 12/20/2054 (A) (B)	711	705
Granite Master Issuer, Ser 2006-3, Cl A3
0.235%, 12/20/2054 (A) (B)	1,086	1,076
Granite Master Issuer, Ser 2006-3, Cl A4
0.235%, 12/20/2054 (A) (B)	1,041	1,032
Granite Master Issuer, Ser 2006-3, Cl A7
0.355%, 12/20/2054 (A) (B)	729	723
Granite Master Issuer, Ser 2006-4, Cl A6
0.335%, 12/20/2054 (A) (B)	61	61
Granite Master Issuer, Ser 2007-1, Cl 2A1
0.295%, 12/20/2054 (A) (B)	595	590
Granite Master Issuer, Ser 2007-1, Cl 3A1
0.355%, 12/20/2054 (A) (B)	573	569

36	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl AM
5.277%, 04/10/2037 (A)	$3,581	$3,687
GS Mortgage Securities II, Ser 2006-GG6, Cl AM
5.622%, 04/10/2038 (A)	3,000	3,129
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	112	116
GS Mortgage Securities II, Ser 2010-C2, Cl XA, IO
0.655%, 12/10/2043 (A) (B)	59,485	598
GS Mortgage Securities II, Ser 2011-GC3, Cl X, IO
1.128%, 03/10/2044 (A) (B)	42,032	1,235
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	46	45
GS Mortgage Securities II, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	111	111
GS Mortgage Securities II, Ser 2013-GC14, Cl A1
1.217%, 08/10/2046	243	243
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.555%, 10/25/2032 (A) (B)	74	73
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.840%, 01/25/2035 (A) (B)	586	579
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.783%, 04/25/2035 (A) (B)	1,017	988
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
2.656%, 09/25/2035 (A) (B)	1,324	1,329
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.663%, 01/25/2036 (A) (B)	2,783	2,583
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
2.560%, 08/19/2034 (A) (B)	5,238	5,352
HarborView Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.255%, 11/19/2034 (A) (B)	151	140
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
0.497%, 06/20/2035 (A) (B)	4,207	4,019
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.152%, 11/05/2030 (A) (B)	370	370
Hilton USA Trust, Ser 2013-HLF, Cl BFL
1.656%, 11/05/2030 (A) (B)	2,956	2,958

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hilton USA Trust, Ser 2013-HLF, Cl CFL
2.056%, 11/05/2030 (A) (B)	$2,464	$2,465
Hilton USA Trust, Ser 2013-HLF, Cl DFL
2.902%, 11/05/2030 (A) (B)	5,051	5,056
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.475%, 07/25/2035 (A) (B)	1,723	1,672
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.055%, 03/25/2035 (A) (B)	274	245
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.402%, 04/25/2037 (A) (B)	1,820	1,671
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
3.009%, 07/25/2037 (A) (B)	1,138	1,024
IndyMac INDX Mortgage Loan Trust, Ser 2005-AR10, Cl A1
0.415%, 06/25/2035 (A) (B)	2,509	2,251
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR4, Cl A1A
0.456%, 05/25/2046	278	236
JPMorgan Alternative Loan Trust, Ser 2007-A1, Cl 2A1
2.541%, 03/25/2037 (A) (B)	629	486
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl AM
5.464%, 01/15/2049 (A)	2,000	2,094
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl XA
2.288%, 10/15/2045 (A)	14,308	1,468
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-BXH, Cl A
1.053%, 04/15/2027 (A) (B)	3,340	3,342
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl D
2.503%, 06/15/2029 (A) (B)	2,000	2,001
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl A4
5.335%, 08/12/2037 (A)	2,935	2,944
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB12, Cl A3B
5.291%, 09/12/2037 (A)	199	199
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.243%, 01/12/2043 (A)	2,000	2,047

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	37

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	$941	$960
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
6.057%, 04/15/2045 (A)	320	336
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	3,000	3,194
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	54	55
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	133	135
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
2.226%, 08/05/2032 (A) (B)	14,427	1,163
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.179%, 02/15/2046 (A) (B)	35,407	1,524
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	21	21
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	46	46
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-ALC, Cl B
3.004%, 07/17/2026 (A) (B)	4,450	4,481
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-ALC, Cl D
3.604%, 07/17/2026 (A) (B)	1,300	1,300
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	204	205
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-FL3, Cl XCP, IO
1.028%, 04/15/2028 (A) (B)	11,154	5
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-JWRZ, Cl C
1.653%, 04/15/2030 (A) (B)	3,000	2,996

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2013-JWRZ, Cl D
3.143%, 04/15/2030 (A) (B)	$1,400	$1,403
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-FBLU, Cl C
2.154%, 12/15/2028 (A) (B)	4,000	3,991
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034 (B)	825	849
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
2.777%, 06/25/2035 (A) (B)	1,911	1,908
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
2.654%, 07/25/2035 (A) (B)	383	383
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.438%, 11/25/2033 (A) (B)	1,001	1,004
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
2.548%, 07/25/2035 (A) (B)	2,100	2,127
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
2.490%, 07/25/2035 (A) (B)	1,433	1,445
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.594%, 07/25/2035 (A) (B)	1,439	1,462
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
2.681%, 06/25/2037 (A) (B)	136	118
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl AM
5.878%, 06/15/2038 (A)	1,420	1,516
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AJ
5.484%, 02/15/2040	2,660	2,760
Marathon CLO II, Ser 2005-2A, Cl B
1.033%, 12/20/2019 (A) (B)	2,500	2,477
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.473%, 07/25/2035 (A) (B)	153	134
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033 (B)	4,643	4,937
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029 (A) (B)	558	564
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
0.853%, 11/15/2031 (A) (B)	2,510	2,426
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
0.795%, 01/25/2029 (A) (B)	1,200	1,150

38	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
2.532%, 07/25/2035 (A) (B)	$1,205	$999
Merrill Lynch Mortgage Investors, Ser 2004-1, Cl 2A1
2.148%, 12/25/2034 (A) (B)	2,278	2,220
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.492%, 02/25/2035 (A) (B)	3,249	3,237
Merrill Lynch Mortgage Trust, Ser MCP1, Cl AM
4.805%, 06/12/2043 (A)	4,615	4,698
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	193	206
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl AMFL
0.334%, 08/12/2048 (A) (B)	2,690	2,523
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	949	956
Morgan Stanley Capital I, Ser 2006-T23, Cl AAB
5.972%, 08/12/2041 (A)	804	814
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	5,000	5,163
Morgan Stanley Capital I, Ser 2007-XLFA, Cl A2
0.254%, 10/15/2020 (A) (B)	2,922	2,922
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
2.927%, 11/25/2034 (A) (B)	1,719	1,695
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.425%, 09/25/2035 (A) (B)	587	582
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	89	89
Motel 6 Trust, Ser 2012-MTL6, Cl XA1, IO
3.171%, 10/05/2025 (A) (B)	21,810	5
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
1.013%, 08/15/2032 (A) (B)	1,600	1,514
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
4.793%, 10/25/2034 (B)	1,875	1,938
Nomura Resecuritization Trust, Ser 2014-6R, Cl 5A1
2.565%, 04/26/2037 (A) (B)	3,810	3,884

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.555%, 02/25/2035 (A) (B)	$20	$20
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.415%, 04/25/2035 (A) (B)	774	775
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
2.407%, 07/25/2038 (A) (B)	2,099	2,050
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.497%, 08/25/2033 (A) (B)	2,900	2,993
Residential Accredit Loans, Ser 2006-QO10, Cl A1
0.315%, 01/25/2037 (A) (B)	6,210	4,684
Residential Accredit Loans, Ser 2007-QO3, Cl A1
0.315%, 03/25/2047 (A) (B)	1,775	1,438
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.417%, 08/25/2022 (A) (B)	1,198	1,088
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/2019 (B)	1,501	1,522
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/2033 (B)	227	236
SCG Trust, Ser 2013-SRP1, Cl A
1.555%, 11/15/2026 (A) (B)	1,780	1,782
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.957%, 10/20/2027 (A) (B)	1,579	1,542
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
2.206%, 02/25/2040 (A) (B)	207	203
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A) (B)	1,711	1,716
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A) (B)	3,038	2,856
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	2,965	3,012
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	1,930	1,957
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	2,297	2,296

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	39

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	$143	$142
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	2,226	2,222
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
2.531%, 03/25/2034 (A) (B)	3,294	3,297
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A1
2.398%, 03/25/2034 (A) (B)	3,033	3,043
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.525%, 07/25/2034 (A) (B)	4,845	4,630
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.466%, 04/25/2035 (A) (B)	2,783	2,704
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-17A, Cl 2A1
2.379%, 05/25/2033 (A) (B)	4,631	4,700
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.795%, 09/25/2043 (A) (B)	2,843	2,731
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.895%, 09/25/2044 (A) (B)	1,782	1,726
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.234%, 04/25/2045 (A) (B)	2,330	2,340
Thornburg Mortgage Securities Trust, Ser 2005-2, Cl A1
2.135%, 07/25/2045 (A) (B)	3,025	2,932
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
1.455%, 03/25/2037 (A) (B)	2,804	2,541
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 1A1
2.169%, 09/25/2037 (A) (B)	2,811	2,758
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.286%, 05/10/2045 (A) (B)	12,637	1,521
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	75	74
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	57	57

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	$190	$189
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	95	95
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.240%, 10/15/2044 (A)	121	124
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.275%, 12/15/2044 (A)	204	209
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A2
5.935%, 06/15/2045	230	232
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl AM
5.603%, 10/15/2048 (A)	3,790	4,064
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AM
5.591%, 04/15/2047 (A)	3,000	3,243
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C33, Cl AJ
6.140%, 02/15/2051 (A)	3,040	3,213
Wachovia Bank Commercial Mortgage Trust, Ser 2007-WHL8, Cl A2
0.293%, 06/15/2020 (A) (B)	4,820	4,712
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.420%, 10/25/2033 (A) (B)	4,286	4,367
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.424%, 10/25/2033 (A) (B)	963	974
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.300%, 08/25/2033 (A) (B)	3,040	3,053
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.546%, 03/25/2034 (A) (B)	5,804	5,810
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.575%, 07/25/2044 (A) (B)	5,263	5,054
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
0.515%, 11/25/2034 (A) (B)	2,513	2,414

40	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
0.526%, 11/25/2034	$3,481	$3,331
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.396%, 01/25/2035 (A) (B)	6,266	6,289
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.515%, 04/25/2044 (A) (B)	3,289	3,260
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
0.555%, 06/25/2044 (A) (B)	3,465	3,196
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034 (B)	1,995	2,109
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019 (B)	327	342
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
0.475%, 01/25/2045 (A) (B)	2,682	2,515
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
0.555%, 01/25/2045 (A) (B)	1,408	1,341
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.475%, 08/25/2045 (A) (B)	3,458	3,311
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.565%, 10/25/2045 (A) (B)	667	675
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
2.357%, 12/25/2035 (A) (B)	184	178
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.422%, 12/25/2045 (A) (B)	3,524	3,254
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.425%, 12/25/2045 (A) (B)	307	295
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A1A
0.465%, 01/25/2045 (A) (B)	1,351	1,255

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.482%, 01/25/2045 (A) (B)	$1,935	$1,781
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A23
0.535%, 01/25/2045 (A) (B)	1,590	1,470
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
0.385%, 04/25/2045 (A) (B)	3,368	3,132
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.442%, 07/25/2045 (A) (B)	4,046	3,868
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
0.475%, 07/25/2045 (A) (B)	1,893	1,811
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
1.185%, 01/25/2046 (A) (B)	3,002	2,894
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR12, Cl 1A2
2.292%, 10/25/2036 (A) (B)	1,582	1,357
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
1.917%, 04/25/2047 (A) (B)	4,603	3,501
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	75	75
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	167	168
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
2.615%, 09/25/2033 (A) (B)	1,751	1,769
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
2.626%, 05/25/2034 (A) (B)	420	420
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
2.615%, 07/25/2034 (A) (B)	1,611	1,617
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
2.615%, 08/25/2034 (A) (B)	2,212	2,198

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	41

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.615%, 09/25/2034 (A) (B)	$3,791	$3,823
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
2.615%, 09/25/2034 (A) (B)	4,683	4,746
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
2.618%, 09/25/2034 (A) (B)	1,119	1,139
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
2.575%, 10/25/2034 (A) (B)	6,073	6,070
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
2.596%, 11/25/2034 (A) (B)	5,481	5,522
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.615%, 12/25/2034 (A) (B)	2,075	2,100
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
2.610%, 02/25/2035 (A) (B)	4,680	4,696
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
2.614%, 06/25/2035 (A) (B)	6,222	6,307
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
2.614%, 06/25/2035 (A) (B)	4,584	4,659
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
2.614%, 06/25/2035 (A) (B)	1,535	1,541
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
2.615%, 06/25/2035 (A) (B)	470	466
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
2.619%, 06/25/2035 (A) (B)	1,509	1,519
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
2.609%, 02/25/2034 (A) (B)	1,172	1,188
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
2.602%, 03/25/2035 (A) (B)	2,214	2,227

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
5.027%, 05/25/2035 (A) (B)	$597	$597
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
2.613%, 06/25/2035 (A) (B)	2,229	2,264
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
2.609%, 06/25/2034 (A) (B)	2,205	2,229
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-4, Cl 2A2
5.500%, 04/25/2036 (B)	599	583
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.486%, 09/25/2036 (A) (B)	1,046	972
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A1
2.641%, 03/25/2036 (A) (B)	819	824
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.091%, 02/15/2044 (A) (B)	30,317	934
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (B)	15	15
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	213	214
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	77	77

		602,024

Total Mortgage-Backed Securities (Cost $774,137) ($ Thousands)		778,062

LOAN PARTICIPATIONS — 23.9%
Acosta Holdco, Term Loan, 1st Lien
5.000%, 08/13/2021	5,379	5,399
Activision Blizzard, Term Loan B
3.250%, 10/12/2020	2,128	2,129
Advanstar Communications, Term Loan
5.500%, 04/29/2019	985	983
Advantage Sales and Marketing, Term Loan, 1st Lien
4.250%, 07/23/2021	4,797	4,756
Advantage Sales, Term Loan, 2nd Lien
7.500%, 07/25/2022	1,500	1,489

42	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Advantage Sales, Unfunded Term Loan
3.250%, 07/23/2021	$79	$1
Affinia Group
4.750%, 04/25/2020	1,312	1,313
Affinia Group, 2nd Lien
4.750%, 04/25/2020	130	130
Affinion Group Holdings, Term Loan
6.750%, 04/30/2018	5,621	5,383
Air Medical Group Holdings, Term Loan B1
5.000%, 06/30/2018	1,378	1,381
Alere, Term Loan B
4.250%, 06/30/2017	490	489
Alinta Ltd., Unfunded Term Loan
0.500%, 08/13/2018	145	(1)
Alinta, Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,949	2,979
Alinta, Delayed Term Loan
6.375%, 08/13/2018	50	51
Alliance Laundry Systems LLC, Term Loan B
4.250%, 12/10/2018	2,730	2,715
Alliant Holdings, Term Loan, Tranche 1
4.250%, 12/20/2019	3,850	3,831
Allison Transmission
3.750%, 08/23/2019	4,216	4,212
AMC Entertainment, Term Loan
3.500%, 04/30/2020	1,985	1,966
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	2,228	2,185
American Renal Holdings, Term Loan
4.500%, 08/20/2019	5,224	5,172
American Rock Salt, Term Loan
8.500%, 03/20/2020	1,310	1,290
Amsurg, Cov-Lite, Term Loan
3.750%, 07/16/2021	1,718	1,712
Applied Systems, Term Loan, 1st Lien
4.250%, 01/25/2021	3,277	3,259
Applied Systems, Term Loan, 2nd Lien
7.500%, 01/24/2022	1,775	1,773
Aramark US
3.250%, 07/26/2016	27	27
Aramark, 1st Lien
3.250%, 02/24/2021	5,100	5,029
Ardagh Holdings USA, 1st Lien
4.000%, 12/17/2019	995	991
Aricent Technologies, 1st Lien
5.500%, 04/14/2021	3,591	3,601

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aricent, Term Loan, 2nd Lien
9.500%, 04/14/2022	$1,918	$1,935
Asurion, LLC, Term Loan
4.500%, 05/24/2019	3,270	3,254
Asurion, LLC, Term Loan B
3.500%, 06/19/2020	1,013	1,005
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	3,100	3,121
Atlas Energy, L.P., Term Loan B
6.500%, 07/31/2019	380	381
Atlas Energy, Term Loan B
6.500%, 07/31/2019	823	826
Avaya, Term Loan B-3
4.652%, 10/26/2017	801	778
Bass Pro Group LLC, Term Loan B
3.750%, 11/20/2019	2,822	2,804
BE Aerospace, Term Loan, 1st Lien
0.000%, 11/19/2021 (C)	1,632	1,634
Berry Plastics
3.500%, 02/08/2020	1,965	1,928
Berry Plastics, Term Loan D
3.500%, 02/08/2020	5	5
Biomet
3.733%, 07/25/2017	2,163	2,159
3.655%, 07/25/2017	39	39
3.652%, 07/25/2017	1,905	1,901
Booz Allen Hamiliton, Term Loan B1, 1st Lien
3.750%, 07/31/2019	1,643	1,645
Boyd Acquisition
4.250%, 11/20/2017	895	893
Boyd Gaming, Term Loan B
4.000%, 08/14/2020	3,737	3,700
Brickman Group Holdings, Term Loan, 1st Lien
4.000%, 12/18/2020	3,474	3,435
Bright Horizons Family Solutions LLC, Term Loan
3.750%, 01/30/2020	344	341
Burger King, Cov-Lite, 1st Lien
4.500%, 09/25/2021	1,990	1,995
Calpine
4.000%, 04/01/2018	1,277	1,275
CCM Merger
4.500%, 08/06/2021	2,027	2,025
CDW, Term Loan
3.250%, 04/29/2020	1,970	1,942
Cengage Learning Acquisitions, Term Loan, 1st Lien
7.000%, 03/31/2020	975	975
Cequel Communications
3.500%, 02/10/2019	2,390	2,365
3.500%, 02/14/2019	6	6

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	43

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ceramtec Acquisition, Initial Dollar
4.250%, 08/30/2020	$73	$73
Ceramtec Acquisition, Term Loan B3
4.250%, 08/30/2020	222	221
CeramTec GmbH, Term Loan B
4.250%, 08/30/2020	737	734
Charter Communication Operating LLC, Term Loan E
3.000%, 07/01/2020	3,037	2,994
Charter Communication Operating, Term Loan
4.250%, 09/12/2021	2,030	2,043
Chief Exploration, Term Loan
7.500%, 05/16/2021	2,200	2,079
Community Health Services, Term Loan D, 1st Lien
4.250%, 01/27/2021	2,607	2,611
ConvaTec Dollar
4.000%, 12/22/2016	1,173	1,171
Cumulus Media, 1st Lien
4.250%, 12/23/2020	4,239	4,167
DAE Aviation Holdings, 1st Lien
5.000%, 11/02/2018	3,117	3,130
DAE Aviation Holdings, Term Loan, 1st Lien
7.750%, 08/05/2019	1,000	1,000
Dealertrack, Cov-Lite, Term Loan B, 1st Lien
3.500%, 02/28/2021	1,479	1,460
Dex Media West, Term Loan
8.000%, 12/30/2016	2,076	1,849
Digital Globe
3.750%, 01/25/2020	741	737
Dunkin’ Brands, Term Loan
3.250%, 02/05/2021	4,649	4,571
EFS Cogen, Term Loan B, 1st Lien
3.750%, 12/17/2020	1,639	1,638
Emerald Performance Materials, LLC, Term Loan, 1st Lien
4.500%, 07/30/2021	824	817
Emergency Medical Services
4.000%, 05/25/2018	72	72
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	377	375
4.000%, 05/25/2018	769	765
Endurance International, 1st Lien
5.000%, 11/09/2019	2,854	2,854
Energy & Exploration Partners, Term Loan B, 1st Lien
7.750%, 01/22/2019	5,808	5,140
Energy Transfer Equity, Term Loan B, 1st Lien
3.250%, 12/02/2019	5,485	5,417

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Entegris, Term Loan B, 1st Lien
3.500%, 04/30/2021	$3,773	$3,747
Entravision Communications, Term Loan B
3.500%, 05/31/2020	1,301	1,270
Epicor, Cov-Lite, 1st Lien
4.000%, 05/16/2018	2,282	2,274
Equinox Fitness Clubs, Term Loan B
4.250%, 01/31/2020	5,478	5,441
Evergreen Skills Lux, Cov-Lite, Term Loan, 2nd Lien
9.250%, 04/28/2022	855	814
Evergreen Skillsoft, Term Loan
5.750%, 04/23/2021	242	239
5.750%, 04/28/2021	1,331	1,316
4.500%, 04/28/2021	916	905
Evergreen Skillsoft, Term Loan, 1st Lien
5.750%, 04/28/2021	2,130	2,106
Fibertech Networks, LLC, Term Loan B
4.000%, 12/18/2019	2,382	2,361
First Data, Term Loan, 1st Lien
3.655%, 03/23/2018	3,936	3,885
Flash Dutch, Term Loan B
3.750%, 02/01/2020	5	5
Four Seasons Holdings, Term Loan
3.500%, 06/27/2020	1,337	1,325
Freescale Semiconductor, Term Loan
5.000%, 02/13/2020	3,953	3,917
4.250%, 02/28/2020	3	2
Generac Power Systems, Term Loan B
3.250%, 05/31/2020	1,479	1,449
Genesys Telecom
4.000%, 02/08/2020	5,741	5,652
Genpact International, Term Loan B
3.500%, 08/17/2019	1,966	1,966
GNC, Term Loan, 1st Lien
3.250%, 03/02/2018	5,944	5,805
GO Daddy, Cov-Lite, Term Loan B, 1st Lien
4.750%, 05/13/2021	1,197	1,194
Gray Television, Cov-Lite, Term B, 1st Lien
3.750%, 06/13/2021	708	701
Greeneden US Holdings, Delayed Draw, Term Loan, 1st Lien
4.500%, 11/13/2020	1,737	1,726

44	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Grifols Worldwide Operations, Term Loan B, 2nd Lien
3.156%, 02/27/2021	$3,728	$3,692
H.J. Heinz, Term Loan B2
3.500%, 03/27/2020	1,822	1,820
Harbor Freight Tools, Term Loan
4.750%, 07/26/2019	3,707	3,715
Harron Communications, Term Loan B
3.500%, 10/06/2017	268	265
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.500%, 10/26/2020	1,993	1,975
Hilton Worldwide Finance, Term Loan
3.500%, 10/26/2020	111	110
Hilton Worldwide, Term Loan B, 1st Lien
3.500%, 10/26/2020	221	219
Houghton International, Term Loan
4.000%, 12/20/2019	246	244
Hub International, Ltd., Term Loan
4.250%, 10/02/2020	3	2
HUB International, Ltd., Term Loan B, 1st Lien
4.250%, 10/02/2020	8,564	8,466
Hudson’s Bay, Cov-Lite, Term Loan B, 1st Lien
4.750%, 11/04/2020	3,244	3,250
Hudson’s Bay, Term Loan, 1st Lien
4.750%, 11/04/2020	1,375	1,378
Ikaria, 2nd Lien
8.750%, 02/14/2022	540	543
Ikaria, Cov-Lite, 1st Lien
5.000%, 02/12/2021	753	755
IMS Health
3.500%, 03/17/2021	2,053	2,028
Ineos Holdings Limited, Cov-Lite
3.750%, 05/04/2018	1,502	1,485
Infor, Term Loan B, 1st Lien
3.750%, 06/03/2020	3,885	3,826
Information Resources, Cov-Lite, Tranche 4
4.750%, 09/30/2020	1	1
Intelsat Jackson Holdings, Term Loan
3.750%, 06/30/2019	1,678	1,668
Interactive Data, Cov-Lite, Term Loan, 1st Lien
4.750%, 05/02/2021	3,196	3,209
Inventiv Health, Incremental Term Loan B-3
7.750%, 05/15/2018	265	262

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ION Trading Technologies, Term Loan, 1st Lien
4.250%, 06/10/2021	$600	$596
ION Trading Technologies, Term Loan, 2nd Lien
7.250%, 06/10/2022	2,420	2,378
Ipreo Holdings, LLC, Term Loan B, 1st Lien
4.250%, 08/06/2021	1,687	1,658
J. Crew Group, 1st Lien
4.000%, 03/05/2021	2,010	1,908
J. Crew Group, Term Loan B
4.000%, 03/05/2021	945	898
Jeld-Wen, Cov-Lite, Term Loan B, 1st Lien
5.250%, 09/24/2021	4,376	4,363
Karman Buyer, Term Loan
4.250%, 07/23/2021	79	78
Kronos, Incremental Term Loan
4.500%, 10/30/2019	4,186	4,191
Language Line, Term Loan B
6.250%, 06/20/2016	6,001	5,982
Lee Enterprises
7.250%, 03/31/2019	477	477
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	1,925	1,928
Leslie’s Poolmart, Cov-Lite, 1st Lien
4.250%, 10/16/2019	3,332	3,275
Level 3 Communications, Term Loan
4.500%, 01/31/2022	1,071	1,074
4.000%, 08/01/2019	2,000	1,995
Level 3 Communications, Term Loan B
4.000%, 01/15/2020	2,500	2,496
Light Tower Fiber, LLC
4.000%, 04/13/2020	4,975	4,909
Light Tower Fiber, LLC, Term Loan
8.000%, 04/12/2021	633	639
LPL Holdings, Term Loan B
3.250%, 03/29/2019	1,724	1,706
MacDermid, Term Loan
4.000%, 06/05/2020	1,975	1,945
Media General, Delayed Term Loan
4.250%, 07/31/2020	907	908
Mediacom Communications, Term Loan H
3.250%, 01/29/2021	3,126	3,068
MEG Energy
3.750%, 03/21/2020	631	613
Merlin Entertainment Group, Term Loan B1, 1st Lien
3.401%, 07/03/2019	1,088	1,086

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	45

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MGM Resorts International, Term Loan B
3.500%, 12/20/2019	$412	$405
MGM Resorts International, Term Loan B1
3.500%, 12/20/2019	1,162	1,144
Michaels Stores
3.750%, 01/24/2020	1,794	1,778
Michaels Stores, Term Loan
3.750%, 01/28/2020	587	581
Michaels Stores, Term Loan B
3.750%, 01/28/2020	587	581
Millennium Laboratories, LLC, Term Loan B, 1st Lien
5.250%, 04/16/2021	4,746	4,761
Minimax GmbH, Term Loan B
4.250%, 08/14/2020	3,785	3,785
Mohegan Tribal Gaming Authority, Term Loan A, 1st Lien
4.733%, 06/15/2018	2,204	2,108
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	1,533	1,488
MTL Publishing, Term Loan B
3.750%, 06/29/2018	2,703	2,681
Mueller Water Products, Term Loan B, 1st Lien
0.000%, 11/19/2021 (C)	587	589
Navistar International, Term Loan
5.750%, 08/17/2017	1,383	1,394
NCI Building Systems, Term Loan
4.250%, 06/24/2019	1,614	1,598
Nelson Education, Term Loan B-1
6.750%, 07/03/2014 (D)	730	601
Numericable, Term Loan B, 1st Lien
4.500%, 05/21/2020	1,752	1,753
NXP, Cov-Lite, Term Loan D, 1st Lien
3.250%, 01/11/2020	1,965	1,949
Ocwen Financial, Term Loan
5.000%, 02/15/2018	729	699
One Call Medical, Term Loan, 1st Lien
5.000%, 11/27/2020	6,001	5,992
Peabody Energy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 09/24/2020	3,960	3,836
PETCO Animal Supplies, Term Loan B
4.000%, 11/24/2017	1,477	1,468
Pilot Travel Centers, LLC, Term Loan Tranche B
4.250%, 08/07/2019	3	2

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pinnacle Foods Group, LLC
3.250%, 04/29/2020	$498	$491
Pinnacle Foods Group, LLC, Term Loan G, 3rd Lien
3.250%, 04/29/2020	1	1
Pinnacle Foods Group, LLC, Term Loan H
3.250%, 04/29/2020	1,307	1,288
Post Holdings, Term Loan B, 1st Lien
3.750%, 06/02/2021	998	996
Progressive Waste Solutions, Term Loan B
3.000%, 10/24/2019	14	14
PVH, Term Loan B, 2012 Bank Loan, Tranche 1
3.250%, 02/13/2020	399	400
Quintiles Transnational, Term Loan B3, 1st Lien
3.750%, 06/08/2018	3,488	3,466
RE/MAX International, Term Loan
4.000%, 07/31/2020	2,645	2,599
Realogy, Extended Synthetic Term Loan
0.018%, 10/10/2016	62	61
Redtop Acquisitions, Ltd., 1st Lien
4.500%, 12/03/2020	622	623
Redtop Acquisitions, Ltd., 2nd Lien
8.250%, 06/03/2021	522	523
Rexnord, LLC, Cov-Lite, Term Loan B, 1st Lien
4.000%, 08/21/2020	1,553	1,542
Rexnord, LLC, Term Loan B
4.000%, 08/21/2020	4,687	4,653
Rite Aid
3.500%, 02/21/2020	1,481	1,470
Ryman Hospitality Properties, Cov-Lite, Term Loan
3.750%, 01/15/2021	529	529
Salem Communications, Term Loan B
4.500%, 03/12/2020	1,420	1,400
Salix Pharmaceuticals, Ltd., Term Loan, 1st Lien
4.250%, 01/02/2020	1,068	1,054
Schaeffler Finance, Term Loan E
3.750%, 05/15/2020	1,225	1,226
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	3,954	3,565
Seaworld
3.000%, 05/14/2020	2,656	2,545

46	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/14/2020	$741	$730
Serta Simmons Holdings, Term Loan B
4.250%, 10/01/2019	3,014	3,002
Shield Finance, Term Loan B
5.000%, 01/29/2021	1,791	1,798
Sinclair Television Group, Term Loan B1, 1st Lien
0.000%, 07/30/2021 (C)	2,321	2,291
Skillsoft, Cov-Lite, Term Loan, 2nd Lien
9.250%, 04/28/2022	1,940	1,848
Smart & Final, Cov-Lite, Term Loan
4.750%, 11/08/2019	825	824
Smart Technologies, Term Loan
10.500%, 01/31/2018	130	127
Sprouts Farmers Markets LLC, Term Loan
4.000%, 04/23/2020	886	886
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	839	823
STHI Holdings, Term Loan, 1st Lien
4.500%, 08/06/2021	5,111	5,096
SunGard Data Systems, Term Loan E
4.000%, 03/07/2020	1,670	1,665
Surgical Care Affiliates, LLC, Term Loan
4.000%, 06/29/2018	1,111	1,105
Surgical Care Affiliates, LLC, Term Loan B
4.234%, 12/29/2017	1,372	1,361
Syncreon Holdings, Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	4,768	4,685
Syniverse Holdings, Term Loan
4.000%, 04/23/2019	1,212	1,191
Telesat Canada, Term Loan B
3.500%, 03/28/2019	395	391
Templar Energy, Cov-Lite, 2nd Lien
8.500%, 11/25/2020	5,089	4,464
Texas Competitive
6.590%, 10/10/2017	108	78
Texas Competitive, Extended Term Loan
4.650%, 10/10/2017 (D)	3,756	2,720
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	3,960	3,933

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

The Pantry, Term Loan B
4.750%, 08/03/2019	$980	$980
TI Group Automotive Systems, LLC, Term Loan B, 1st Lien
4.250%, 07/02/2021	5,647	5,619
Trans Union, LLC, Term Loan, 1st Lien
4.000%, 04/09/2021	5,970	5,916
TransDigm
3.750%, 02/25/2020	3,941	3,902
TransDigm, Term Loan D, 1st Lien
3.750%, 06/04/2021	1,021	1,011
Tribune, Term Loan B, 1st Lien
4.000%, 12/27/2020	3,965	3,945
Tribune, Term Loan, 1st Lien
5.750%, 08/04/2021	1,910	1,879
Tronox, Term Loan B
4.000%, 02/03/2018	531	527
4.000%, 02/08/2018	455	452
True Religion Apparel, Term Loan
5.875%, 07/30/2019	662	605
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/2019	693	634
TWCC Holding Weather Channel, Term Loan B
3.500%, 02/13/2017	1,734	1,707
Univision Communications, Extended Term Loan C-3
4.000%, 03/01/2020	1,578	1,561
Univision, Term Loan
4.000%, 03/01/2020	2,418	2,393
UPC Finance Partnership
3.250%, 06/30/2021	1,000	985
Valeant Pharmaceuticals International, Term Loan E
3.750%, 06/26/2020	1,592	1,581
Valeant Pharmaceuticals, Term Loan
3.750%, 02/13/2019	146	145
3.500%, 12/11/2019	1,274	1,264
Vantiv, LLC, Term Loan B, 1st Lien
3.750%, 06/13/2021	1,426	1,417
Verint Systems, Term Loan B, 1st Lien
3.500%, 09/06/2019	2,524	2,518
Virgin Media Investment, Term Loan B
3.500%, 06/07/2020	3,800	3,759
VWR Funding, 1st Lien
3.995%, 04/03/2017	1,939	1,924
Warner Music Group, Term Loan
3.750%, 07/01/2020	5,528	5,401

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	47

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Waste Industries USA, Term Loan B
4.000%, 03/16/2017	$1,358	$1,351
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	2,902	2,868
Weight Watchers International
3.750%, 04/02/2020	2,233	1,735
Weight Watchers International, Term Loan B2
4.000%, 04/02/2020	1	1
West, Term Loan
3.250%, 06/30/2018	861	851
Western Refining
4.250%, 11/12/2020	3	3
Wide Open West Finance
4.750%, 03/26/2019	713	711
Wilsonart International Holdings LLC, 1st Lien
4.000%, 10/24/2019	4,975	4,891
Windstream, Term Loan B4
3.500%, 01/23/2020	2,884	2,864
York Risk Services
0.500%, 10/01/2021 (E)	538	(3)
York Risk Services Holding, Term Loan B
4.750%, 09/18/2021	4,975	4,950
Zayo Group, Term Loan B
4.000%, 07/02/2019	5,431	5,416
Ziggo, Term Loan B1, 1st Lien
3.250%, 01/15/2022	814	801
2.750%, 01/15/2022	48	47
0.000%, 01/17/2022 (C)	50	1
Ziggo, Term Loan B2, 1st Lien
3.250%, 01/15/2022	588	578
Ziggo, Term Loan B3, 1st Lien
3.500%, 01/15/2022	967	951

Total Loan Participations (Cost $477,000) ($ Thousands)		472,512

ASSET-BACKED SECURITIES — 23.2%

Automotive — 4.6%
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (B)	285	285
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	41	41
Ally Auto Receivables Trust, Ser 2011-2, Cl A4
1.980%, 04/15/2016	640	641
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	381	381

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	$4,000	$4,005
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	91	91
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	375	375
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.855%, 06/15/2017 (A)	289	290
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	620	622
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.605%, 02/15/2018 (A)	225	225
Ally Master Owner Trust, Ser 2013-2, Cl A
0.605%, 04/15/2018 (A)	400	400
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.625%, 01/15/2019 (A)	875	876
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	19	19
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	200	201
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (B)	89	89
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (B)	172	172
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (B)	495	494
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	77	77
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	106	106
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	310	310

48	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	$338	$338
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,150	1,173
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.533%, 03/08/2017 (A)	171	171
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A2
0.570%, 07/10/2017	3,705	3,705
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.705%, 03/15/2020 (A) (B)	151	151
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.455%, 01/15/2021 (A) (B)	413	413
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	265	265
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	39	39
BMW Vehicle Owner Trust, Ser 2013-A, Cl A3
0.670%, 11/27/2017	2,000	2,001
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	3,000	3,004
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	2,500	2,505
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1A
0.800%, 11/20/2015	235	235
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A1
0.537%, 03/21/2016 (A)	750	750
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	655	656
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	3,500	3,515
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	150	152
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	12	12

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	$48	$48
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	55	55
CarMax Auto Owner Trust, Ser 2013-3, Cl A2
0.590%, 08/15/2016	152	152
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	12	12
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.903%, 11/07/2023 (A) (B)	131	132
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.606%, 05/07/2024 (A) (B)	1,158	1,159
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.573%, 03/07/2026 (A) (B)	650	650
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (B)	204	204
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	518	521
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	276	276
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (B)	50	50
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	465	467
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	690	692
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/2017 (B)	205	205
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (B)	90	90
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018 (B)	79	80
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	679	679
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/2019 (B)	548	550

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	49

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	$295	$295
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.450%, 01/15/2016	38	38
Fifth Third Auto, Ser 2013-A, Cl A3
0.880%, 10/16/2017	555	557
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	138	138
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	51	51
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	213	213
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (B)	183	183
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (B)	433	433
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (B)	825	824
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (B)	2,552	2,551
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.350%, 12/15/2016	1,946	1,952
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/2017	950	963
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	175	177
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,000	1,029
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	1,515	1,515
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	1,280	1,303
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.530%, 01/15/2018 (A)	195	195
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.623%, 09/15/2018 (A)	425	426

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	$135	$135
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.725%, 02/20/2017 (A)	840	840
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	62	63
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	278	279
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.706%, 12/10/2027 (A) (B)	3,000	3,001
Hertz Fleet Lease Funding, Ser 2014-1, Cl A
0.556%, 04/10/2028 (A) (B)	2,000	2,000
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	66	66
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 09/18/2017	5,000	5,002
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/2016 (B)	303	304
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	73	73
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A4
1.050%, 04/17/2017 (B)	257	257
Hyundai Auto Lease Securitization Trust, Ser 2013-B, Cl A2
0.750%, 03/15/2016 (B)	277	277
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	66	66
Hyundai Auto Receivables Trust, Ser 2011-B, Cl B
2.270%, 02/15/2017	130	131
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	12	12
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/2018	5,000	5,020
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (B)	6,000	6,029
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	660	660

50	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	$1,769	$1,769
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A4
0.610%, 12/17/2018	845	845
Motor PLC, Ser 2013-1, Cl A1
0.655%, 02/25/2021 (A) (B)	92	92
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.625%, 05/15/2017 (A)	3,175	3,178
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (B)	19	19
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	390	391
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (B)	197	197
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (B)	695	697
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (B)	353	353
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	785	812
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/2017	848	851
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	13	13
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	221	221
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.533%, 04/17/2017 (A)	171	171
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A2A
0.660%, 06/15/2017	211	212
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (B)	21	21
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/2018 (B)	499	498
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	70	70

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/2017	$228	$228
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	1,242	1,243
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2
0.420%, 07/20/2016	484	484
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	405	405
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (B)	2,057	2,059
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (B)	605	605
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (B)	485	485
Wheels SPV LLC, Ser 2012-1, Cl A2
1.190%, 03/20/2021 (B)	1,252	1,254
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	2,305	2,303
World Omni Auto Receivables Trust, Ser 2011-A, Cl A4
1.910%, 04/15/2016	170	170
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	18	18
World Omni Automobile Lease Securitization Trust, Ser 2013-A, Cl A2B
0.473%, 05/16/2016 (A)	117	117
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.503%, 02/15/2018 (A) (B)	105	105

		91,751

Credit Cards — 4.6%
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	100	100
American Express Credit Account Master Trust, Ser 2013-1, Cl A
0.573%, 02/16/2021 (A)	310	311
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	305	306
American Express Credit Account Master Trust, Ser 2014-1, Cl A
0.525%, 12/15/2021 (A)	5,000	4,995

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	51

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	$4,500	$4,514
BA Credit Card Trust, Ser 2014-A1, Cl A
0.533%, 06/15/2021 (A)	5,000	4,989
BA Credit Card Trust, Ser 2014-A2, Cl A
0.425%, 09/16/2019 (A)	5,000	4,999
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.513%, 12/16/2019 (A)	525	525
Cabela’s Credit Card Master Note Trust, Ser 2011-4A, Cl A2
0.703%, 10/15/2019 (A) (B)	710	713
Cabela’s Credit Card Master Note Trust, Ser 2012-2A, Cl A2
0.633%, 06/15/2020 (A) (B)	3,500	3,524
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
0.805%, 08/16/2021 (A) (B)	210	211
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.503%, 03/16/2020 (A)	2,670	2,669
Cabela’s Credit Card Master Note Trust, Ser 2014-2, Cl A
0.603%, 07/15/2022 (A)	5,000	5,000
Capital One Multi-Asset Execution Trust, Ser 2007-A5, Cl A5
0.193%, 07/15/2020 (A)	6,000	5,944
Capital One Multi-Asset Execution Trust, Ser 2013-A2, Cl A2
0.333%, 02/15/2019 (A)	325	325
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/2019	615	616
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.203%, 04/15/2019 (A)	6,000	5,969
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.405%, 04/15/2019 (A)	1,000	994
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	750	751
Chase Issuance Trust, Ser 2012-A9, Cl A9
0.303%, 10/16/2017 (A)	5,000	4,997
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.575%, 07/15/2020 (A)	500	501
Chase Issuance Trust, Ser 2013-A9, Cl A
0.575%, 11/16/2020 (A)	3,150	3,156

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	$735	$737
Citibank Credit Card Issuance Trust, Ser 2008-A6, Cl A6
1.357%, 05/22/2017 (A)	6,965	6,999
Citibank Credit Card Issuance Trust, Ser 2013-A12, Cl A12
0.462%, 11/07/2018 (A)	730	730
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.435%, 05/26/2020 (A)	4,000	3,990
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/2018	500	503
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	990	998
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	665	665
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	1,250	1,254
Discover Card Execution Note Trust, Ser 2010-A2, Cl A2
0.733%, 03/15/2018 (A)	2,000	2,007
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.585%, 07/15/2021 (A)	5,000	5,011
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	705	707
Discover Card Master Trust, Ser 2012-A4, Cl A4
0.523%, 11/15/2019 (A)	4,000	4,007
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	350	350
Dryrock Issuance Trust, Ser 2013-1, Cl A
0.493%, 07/16/2018 (A)	475	475
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (B)	125	125
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.583%, 09/15/2018 (A) (B)	490	491
Golden Credit Card Trust, Ser 2014-1A, Cl A
0.475%, 03/15/2019 (A) (B)	860	860
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.855%, 06/15/2017 (A) (B)	250	251

52	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Credit Card Trust II, Ser 2013-3A, Cl A
0.584%, 01/22/2018 (A) (B)	$450	$451
Synchrony Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/15/2018	3,000	3,002
Synchrony Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	260	261
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	1,000	1,001

		90,984

Other Asset-Backed Securities — 14.0%
1776 CLO Ltd., Ser 2006-1A, Cl B
0.682%, 05/08/2020 (A) (B)	5,000	4,875
Aames Mortgage Investment Trust, Ser 2005-4, Cl M1
0.860%, 10/25/2035 (A)	1,167	1,165
ABCLO, Ser 2007-1A, Cl B
0.981%, 04/15/2021	1,000	986
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.832%, 01/25/2035 (A)	136	133
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.255%, 09/25/2034 (A)	528	521
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.875%, 10/25/2034 (A)	708	696
Aircraft Lease Securitisation Ltd., Ser 2007-1A, Cl G3
0.417%, 05/10/2032 (A) (B)	2,078	2,039
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,220	1,220
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	1,000	1,000
Alterna Funding I LLC, Ser 2014-1A
1.639%, 02/15/2021 (B)	1,785	1,783
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.375%, 01/25/2036 (A)	1,066	1,062
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
5.325%, 11/25/2035	685	684
Apidos CLO XII, Ser 2013-12A, Cl A
1.331%, 04/15/2025 (A) (B)	500	489

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Apidos CLO XVII, Ser 2014-17A, Cl A1A
1.728%, 04/17/2026 (A) (B)	$995	$990
Argent Securities, Ser 2006-W2, Cl A2B
0.345%, 03/25/2036 (A)	1,430	752
ARL First LLC, Ser 2012-1A, Cl A1
1.905%, 12/15/2042 (A) (B)	2,379	2,398
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.280%, 03/25/2034 (A)	262	232
Asset-Backed Pass-Through Certificates, Ser 2005-R2, Cl M1
0.605%, 04/25/2035 (A)	372	372
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.398%, 04/17/2023 (A) (B)	770	765
Avenue CLO III, Ser 2006-3A, Cl A3L
0.981%, 07/20/2018 (A) (B)	2,000	1,994
Babson CLO, Ser 2007-1A, Cl A2A
0.446%, 01/18/2021 (A) (B)	2,233	2,216
Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.502%, 06/28/2044 (A)	16	16
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD2, Cl 2A1
0.815%, 12/25/2044 (A)	246	246
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
0.565%, 12/25/2035 (A)	3,786	3,707
BlackRock Senior Income Series V, Ser 2007-5A, Cl B
0.653%, 08/13/2019 (A) (B)	4,500	4,351
Capital One Multi-Asset Execution Trust, Ser 2014-A4, Cl A
0.515%, 06/15/2022	4,000	4,000
Carlyle High Yield Partners IX, Ser 2006-9A, Cl A1
0.475%, 08/01/2021 (A) (B)	4,155	4,095
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.475%, 10/25/2035 (A)	453	452
Cent CLO 20, Ser 2014-20A, Cl A
1.724%, 01/25/2026 (A) (B)	1,250	1,243
Cent CLO 22, Ser 2014-22A, Cl A1
1.713%, 11/07/2026 (A) (B)	3,100	3,091

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	53

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/26/2035	$897	$904
CIFC Funding, Ser 2013-1A, Cl A1
1.383%, 04/16/2025 (A) (B)	265	261
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
1.030%, 05/22/2017 (B)	1,000	1,000
CNH Equipment Trust, Ser 2011-B, Cl A3
0.910%, 08/15/2016	47	47
CNH Equipment Trust, Ser 2011-C, Cl A3
1.190%, 12/15/2016	5	5
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	122	122
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	22	22
CNH Equipment Trust, Ser 2013-A, Cl A2
0.440%, 07/15/2016	11	11
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	104	104
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	245	245
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.755%, 08/15/2019 (A) (B)	425	426
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/2033 (A)	144	144
Conseco Financial, Ser 1996-3, Cl A6
7.850%, 05/15/2027 (A)	16	16
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	1,534	1,592
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	275	291
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	91	96
Conseco Financial, Ser 1997-6, Cl A8
7.070%, 01/15/2029	27	27
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	310	323

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2004-13, Cl MV2
0.685%, 05/25/2035 (A)	$274	$273
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.615%, 09/25/2034 (A)	17	17
Dell Equipment Finance Trust, Ser 2014-1, Cl A2
0.640%, 07/22/2016 (B)	3,000	3,000
Dryden Senior Loan Fund, Ser 2014-31A, Cl A
1.584%, 04/18/2026 (A) (B)	1,215	1,204
Duane Street CLO II, Ser 2006-2A, Cl C
0.982%, 08/20/2018 (A) (B)	1,000	992
Eagle Creek CLO, Ser 2006-1A, Cl B
1.138%, 02/28/2018 (A) (B)	3,000	2,984
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
0.665%, 10/25/2035 (A)	2,600	2,292
Fieldstone Mortgage Investment Trust, Ser 2004-3, Cl M4
2.000%, 08/25/2034 (A)	699	699
First Frankin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.642%, 09/25/2035 (A)	5,500	5,216
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF1, Cl 2A3
0.395%, 01/25/2036 (A)	791	782
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.402%, 06/25/2036 (A)	15,994	243
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.395%, 09/25/2026 (A)	284	216
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.415%, 12/25/2026 (A)	91	69
Franklin Clo V, Ser 2006-5A, Cl A2
0.494%, 06/15/2018 (A) (B)	727	725
Gale Force CLO, Ser 2007-3A, Cl A1
0.471%, 04/19/2021 (A) (B)	2,045	2,022
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	33	33
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	85	85

54	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Small Ticket LLC, Ser 2013-1A, Cl A2
0.730%, 01/25/2016 (B)	$65	$65
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (B)	615	617
GE Equipment Transportation LLC, Ser 2013-2, Cl A2
0.610%, 06/24/2016	2,406	2,408
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.533%, 07/17/2023 (A) (B)	750	744
GSAMP Trust, Ser 2005-WMC2, Cl A2C
0.505%, 11/25/2035 (A)	1,557	1,509
GSAMP Trust, Ser 2006-HE2, Cl A2
0.335%, 03/25/2046 (A)	1,188	1,147
GSAMP Trust, Ser 2006-HE8, Cl A2C
0.325%, 01/25/2037 (A)	4,409	3,511
Halcyon Structured Asset Management Long Secured, Ser 2007-1A, Cl B
0.682%, 08/07/2021 (A) (B)	5,000	4,921
Hewett’s Island CLO V, Ser 2006-5A, Cl D
1.684%, 12/05/2018 (A) (B)	3,000	3,000
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (B)	4,501	4,466
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl C2
3.960%, 10/15/2045 (B)	1,200	1,218
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl D2
4.940%, 10/15/2045 (B)	2,100	2,134
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl C2
2.487%, 01/16/2046 (B)	1,000	1,001
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl B2
1.495%, 05/16/2044 (B)	1,021	1,021
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl D2
2.388%, 05/16/2044 (B)	950	950
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl DT1
2.286%, 01/17/2045 (B)	1,860	1,860

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037	$10,665	$5,847
HSBC Home Equity Loan Trust, Ser 2007-2, Cl AS
0.347%, 07/20/2036 (A)	4,730	4,681
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.442%, 11/25/2035 (A)	1,575	1,471
Indymac Residential Asset-Backed Trust, Ser 2005-C, Cl AII3
0.525%, 10/25/2035 (A)	2,900	2,787
ING IM CLO, Ser 2012-1RA, Cl A2R
2.081%, 03/14/2022 (A) (B)	600	594
ING IM CLO, Ser 2013-1A, Cl A1
1.371%, 04/15/2024 (A) (B)	3,555	3,500
ING IM CLO, Ser 2014-1A, Cl A1
1.731%, 04/18/2026 (A) (B)	970	966
ING IM CLO, Ser 2014-1RA, Cl A1R
1.431%, 03/14/2022 (A) (B)	1,000	994
ING Investment Management CLO II, Ser 2006-2A, Cl A2
0.572%, 08/01/2020 (A) (B)	1,500	1,478
ING Investment Management CLO II, Ser 2006-2A, Cl C
0.932%, 08/01/2020 (A) (B)	3,000	2,925
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	75	75
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-FLD1, Cl M2
0.890%, 07/25/2035 (A)	361	359
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.282%, 11/25/2036 (A)	346	345
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (B)	295	295
Latitude CLO I, Ser 2005-1A, Cl B1
1.134%, 12/15/2017 (A) (B)	5,000	4,976
LCM V, Ser 2007-5A, Cl B
0.613%, 03/21/2019 (A) (B)	2,250	2,196
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	1,501	1,577
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	251	268

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	55

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	$418	$456
Lehman XS Trust, Ser 2005-9N, Cl 1A1
0.425%, 02/25/2036 (A) (B)	283	236
Limerock CLO II, Ser 2014-2A, Cl A
1.734%, 04/18/2026 (A) (B)	850	848
Magnetite IX, Ser 2014-9A, Cl A1
1.700%, 07/25/2026 (A) (B)	940	937
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/2035	3,881	3,941
Master Asset-Backed Securities Trust, Ser 2005-HE1, Cl M2
0.827%, 05/25/2035 (A)	946	945
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
0.315%, 11/25/2036 (A)	869	585
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A4
0.375%, 11/25/2036 (A)	70	47
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
0.255%, 10/25/2036 (A)	3,600	2,237
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A5
0.365%, 10/25/2036 (A)	2,146	1,358
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.352%, 08/25/2036 (A)	294	289
Mid-State Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	1,379	1,479
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A2
0.690%, 05/09/2016 (B)	326	327
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	1,010	1,009
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.472%, 11/25/2035 (A)	4,565	4,456
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.785%, 03/25/2035 (A)	4,964	4,911
Morgan Stanley ABS Capital I, Ser 2005-WMC5, Cl M3
0.887%, 06/25/2035 (A)	105	104
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.255%, 10/25/2036 (A)	3,120	1,886

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.580%, 02/25/2033 (A)	$53	$50
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.155%, 04/25/2033 (A)	42	40
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/20/2031 (B)	5,883	5,873
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.435%, 09/25/2036 (A)	4,684	4,232
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.465%, 03/27/2023 (A)	3,000	2,996
Neuberger Berman CLO, Ser 2014-16A, Cl A1
1.701%, 04/15/2026 (A) (B)	625	622
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.405%, 12/25/2035 (A)	3,236	3,163
New York City Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (B)	32	32
NewMark Capital Funding CLO, Ser 2013-1A, Cl A2
1.354%, 06/02/2025 (A) (B)	3,553	3,487
NOB Hill CLO, Ser 2006-1A, Cl C
1.034%, 08/15/2018 (A) (B)	3,600	3,553
Northwoods Capital VII, Ser 2006-7A, Cl A3
0.472%, 10/22/2021 (A) (B)	141	141
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/2027 (B)	1,482	1,481
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.353%, 07/17/2025 (A) (B)	300	294
Octagon Investment Partners XX, Ser 2014-1A, Cl A
1.683%, 08/12/2026 (A) (B)	3,230	3,219
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.354%, 04/20/2025 (A) (B)	200	197
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.154%, 04/20/2021 (A) (B)	175	175
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.655%, 02/25/2035 (A)	398	392
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.365%, 12/25/2035 (A)	1,184	1,175
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.255%, 02/25/2037 (A)	599	347

56	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	$708	$747
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl M1
5.990%, 01/15/2037	85	90
Ownit Mortgage Loan Trust, Ser 2006-3, Cl A2C
0.325%, 03/25/2037 (A)	5,030	4,787
Popular ABS Mortgage Pass-Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	1,861	1,867
Popular ABS Mortgage Pass-Through Trust, Ser 2005-3, Cl AF4
4.776%, 07/25/2035 (A)	565	569
Popular ABS Mortgage Pass-Through Trust, Ser 2005-B, Cl M1
0.635%, 08/25/2035 (A)	862	861
Race Point III CLO, Ser 2006-3, Cl B
0.611%, 04/15/2020 (A) (B)	2,985	2,944
Race Point III CLO, Ser 2006-3, Cl C
0.911%, 04/15/2020 (A) (B)	1,830	1,806
Race Point IV CLO, Ser 2007-4A, Cl A1A
0.432%, 08/01/2021 (A) (B)	2,148	2,135
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.384%, 05/24/2023 (A) (B)	725	725
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.475%, 01/25/2036 (A)	2,654	2,622
SACO I, Ser 2005-9, Cl A1
0.655%, 12/25/2035 (A)	1,379	1,305
SACO I, Ser 2005-WM3, Cl A1
0.675%, 09/25/2035 (A)	830	792
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
5.536%, 12/25/2033	353	358
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
0.305%, 09/25/2036 (A)	1,680	1,562
Securitized Asset-Backed Receivables LLC, Ser 2006-NC3, Cl A2B
0.305%, 09/25/2036 (A)	4,538	2,303
Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
0.285%, 05/25/2037 (A)	1,161	837

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Securitized Asset-Backed Receivables LLC, Ser 2007-NC1, Cl A2B
0.305%, 12/25/2036 (A)	$2,697	$1,548
Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Cl A
2.200%, 10/20/2030 (B)	1,926	1,936
Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Cl A
2.070%, 03/20/2030 (B)	3,363	3,385
Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Cl A
2.050%, 06/20/2031 (B)	2,477	2,478
Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Cl A
2.300%, 10/20/2031 (B)	2,000	2,001
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.005%, 12/16/2024 (A) (B)	45	45
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.455%, 05/26/2020 (A)	5,000	4,987
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.652%, 02/25/2021 (A)	4,000	3,999
SLM Student Loan Trust, Ser 2014-1, Cl A1
0.435%, 05/28/2019 (A)	2,029	2,027
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.532%, 07/26/2021 (A)	2,000	1,997
SLM Student Loan Trust, Ser 2014-2, Cl A1
0.405%, 07/25/2019 (A)	3,031	3,027
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
0.625%, 03/25/2036 (A)	3,458	2,981
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.455%, 11/25/2035 (A)	352	349
Specialty Underwriting & Residential Finance Trust, Ser 2005-AB1, Cl M1
0.585%, 03/25/2036 (A)	3,529	3,455
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	725	726
Stoney Lane Funding I, Ser 2007-1A, Cl A1
0.468%, 04/18/2022 (A) (B)	1,616	1,596
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.335%, 04/25/2036 (A)	1,016	905
Structured Asset Securities, Ser 2006-GEL3, Cl A2
0.385%, 07/25/2036 (A) (B)	1,335	1,326

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	57

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2006-WF1, Cl A1
0.305%, 02/25/2036 (A)	$279	$275
Structured Asset Securities, Ser 2006-WF3, Cl A4
0.465%, 09/25/2036 (A)	1,820	1,685
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.282%, 02/25/2037 (A)	5,370	4,638
Symphony CLO V, Ser 2007-5A, Cl A1
0.981%, 01/15/2024 (A) (B)	1,750	1,725
Symphony CLO, Ser 2007-3A, Cl A1A
0.474%, 05/15/2019 (A) (B)	2,444	2,425
Trimaran CLO VII, Ser 2007-1A, Cl A2L
0.604%, 06/15/2021 (A) (B)	2,000	1,932
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A2
0.530%, 11/16/2015 (B)	54	54
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	290	290

		275,589

Total Asset-Backed Securities (Cost $452,591) ($ Thousands)		458,324

CORPORATE OBLIGATIONS — 8.7%

Consumer Discretionary — 1.4%
American Honda Finance
0.732%, 10/07/2016 (A)	170	171
0.609%, 05/26/2016 (A) (B)	300	301
AutoZone
1.300%, 01/13/2017	950	949
CCO Holdings LLC
5.250%, 09/30/2022	2,750	2,736
CCOH Safari LLC
5.500%, 12/01/2022	2,750	2,781
Cedar Fair
5.250%, 03/15/2021	1,000	1,005
CVS Health
1.200%, 12/05/2016	490	491
Daimler Finance North America LLC
1.375%, 08/01/2017 (B)	625	625
Ford Motor Credit LLC
1.724%, 12/06/2017	500	497
1.065%, 03/12/2019 (A)	500	500
Hyundai Capital America
1.875%, 08/09/2016 (B)	200	203
1.625%, 10/02/2015 (B)	35	35
NBCUniversal Enterprise
0.916%, 04/15/2018 (A) (B)	400	404

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sinclair Television Group
5.625%, 08/01/2024 (B)	$2,000	$1,950
5.375%, 04/01/2021	1,000	1,002
Sirius XM Radio
5.875%, 10/01/2020 (B)	4,000	4,230
4.250%, 05/15/2020 (B)	1,000	993
Six Flags Entertainment
5.250%, 01/15/2021 (B)	2,000	2,005
Time Warner Cable
5.850%, 05/01/2017	350	385
TRW Automotive
7.250%, 03/15/2017 (B)	560	619
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (B)	500	500
0.672%, 11/20/2017 (A) (B)	1,000	1,001
Volkswagen International Finance
0.672%, 11/18/2016 (A) (B)	500	501
Whirlpool
1.350%, 03/01/2017	575	576
William Carter
5.250%, 08/15/2021	2,615	2,713

		27,173

Consumer Staples — 0.6%
BAT International Finance
1.400%, 06/05/2015 (B)	460	461
Bayer US Finance LLC
0.511%, 10/06/2017 (A) (B)	700	700
Elizabeth Arden
7.375%, 03/15/2021	2,918	2,729
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	300	302
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	3,000	3,007
Heineken
0.800%, 10/01/2015 (B)	75	75
Kroger
0.758%, 10/17/2016 (A)	1,000	1,000
Mondelez International
0.752%, 02/01/2019 (A)	1,000	1,001
President and Fellows of Harvard College
6.300%, 10/01/2037	595	638
Reynolds American
1.050%, 10/30/2015	50	50
SABMiller Holdings
0.922%, 08/01/2018 (A) (B)	600	602
Sutter Health
1.090%, 08/15/2053	525	524

		11,089

58	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 1.2%
Atlas Pipeline Partners
4.750%, 11/15/2021	$400	$392
Atwood Oceanics
6.500%, 02/01/2020	2,000	1,840
BP Capital Markets
0.865%, 09/26/2018 (A)	850	851
0.742%, 05/10/2018 (A)	400	399
Canadian Natural Resources
5.700%, 05/15/2017	150	165
CITGO Petroleum
6.250%, 08/15/2022 (B)	889	911
Enbridge
0.684%, 06/02/2017 (A)	900	903
Energy Transfer Equity
7.500%, 10/15/2020	500	574
Gibson Energy
6.750%, 07/15/2021 (B)	948	998
Hess
1.300%, 06/15/2017	510	505
Kinder Morgan
2.000%, 12/01/2017	345	346
Linn Energy LLC
6.500%, 05/15/2019	3,800	3,415
Penn Virginia Resource Partners
6.500%, 05/15/2021	1,000	1,035
Petrobras Global Finance
1.852%, 05/20/2016 (A)	500	487
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	3,000	3,180
5.625%, 02/01/2021	1,400	1,431
SM Energy
6.125%, 11/15/2022 (B)	2,750	2,764
Statoil
0.692%, 11/08/2018 (A)	800	803
Tesoro Logistics
6.250%, 10/15/2022 (B)	290	296
5.500%, 10/15/2019 (B)	400	407
Total Capital International
0.802%, 08/10/2018 (A)	400	404
TransCanada PipeLines
0.750%, 01/15/2016	250	250
Tullow Oil PLC
6.250%, 04/15/2020	1,167	1,001

		23,357

Financials — 2.4%
Abbey National Treasury Services
0.744%, 03/13/2017 (A)	850	851
ABN AMRO Bank
1.033%, 10/28/2016 (A) (B)	550	554
American Express Credit MTN
1.125%, 06/05/2017	1,300	1,297

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Australia & New Zealand Banking Group
0.792%, 05/15/2018 (A)	$250	$251
0.609%, 01/10/2017 (A) (B)	500	501
Bank of America MTN
1.700%, 08/25/2017	800	802
1.350%, 11/21/2016	800	801
1.271%, 01/15/2019 (A)	700	708
Bank of Montreal MTN
1.300%, 07/14/2017	700	701
0.831%, 04/09/2018 (A)	350	352
0.751%, 07/15/2016 (A)	175	176
Bank of New York Mellon MTN
0.673%, 03/06/2018 (A)	325	326
Bank of Nova Scotia
1.300%, 07/21/2017	600	601
Bank of Tokyo-Mitsubishi UFJ
0.543%, 09/08/2017 (A) (B)	500	498
Barclays Bank
6.050%, 12/04/2017 (B)	575	638
0.812%, 02/17/2017 (A)	850	852
BB&T MTN
1.094%, 06/15/2018 (A)	265	268
0.892%, 02/01/2019 (A)	500	504
BNP Paribas MTN
0.825%, 12/12/2016 (A)	1,350	1,356
Boart Longyear Management
10.000%, 10/01/2018 (B)	747	797
BPCE MTN
1.082%, 02/10/2017 (A)	1,000	1,009
Branch Banking & Trust
1.350%, 10/01/2017	450	452
Capital One Bank USA
1.300%, 06/05/2017	850	847
1.150%, 11/21/2016	500	500
Citigroup
3.953%, 06/15/2016	500	522
1.550%, 08/14/2017	500	500
1.003%, 04/08/2019 (A)	650	652
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.714%, 03/18/2016 (A)	400	402
Credit Agricole
1.083%, 10/03/2016 (A) (B)	700	705
Credit Suisse NY MTN
1.375%, 05/26/2017	850	851
Daimler Finance North America LLC
1.092%, 08/01/2018 (A) (B)	300	304
Deutsche Bank
1.350%, 05/30/2017	1,000	999
General Electric Capital
0.945%, 04/02/2018 (A)	275	279

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	59

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goldman Sachs Group MTN
1.433%, 04/30/2018 (A)	$725	$736
1.332%, 11/15/2018 (A)	750	758
Harley-Davidson Financial Services MTN
3.875%, 03/15/2016 (B)	500	519
HSBC Bank
0.872%, 05/15/2018 (A) (B)	200	202
HSBC USA
1.300%, 06/23/2017	1,250	1,255
1.116%, 09/24/2018 (A)	300	305
ING Bank
1.874%, 09/25/2015 (A) (B)	500	506
0.925%, 10/01/2019 (A) (B)	500	501
International Lease Finance
6.750%, 09/01/2016 (B)	650	697
Intesa Sanpaolo
3.125%, 01/15/2016	200	204
JPMorgan Chase
1.134%, 01/25/2018 (A)	200	202
0.863%, 01/28/2019 (A)	700	700
JPMorgan Chase Capital XXI
1.182%, 02/02/2037 (A)	250	208
Macquarie Group
1.233%, 01/31/2017 (A) (B)	650	656
Manufacturers & Traders Trust
1.400%, 07/25/2017	700	702
0.608%, 01/30/2017 (A)	600	600
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	260	260
0.609%, 04/10/2017 (A) (B)	1,000	1,005
Morgan Stanley
5.950%, 12/28/2017	245	275
1.483%, 02/25/2016 (A)	350	354
1.083%, 01/24/2019 (A)	650	654
MSCI
5.250%, 11/15/2024 (B)	955	991
New York Life Global Funding
1.125%, 03/01/2017 (B)	600	602
0.581%, 05/23/2016 (A) (B)	300	301
Nissan Motor Acceptance
0.935%, 09/26/2016 (A) (B)	350	352
0.784%, 03/03/2017 (A) (B)	410	411
Nordea Bank
1.250%, 04/04/2017 (B)	750	750
PNC Bank
1.150%, 11/01/2016	600	603
0.800%, 01/28/2016	250	251
Pricoa Global Funding I MTN
1.150%, 11/25/2016 (B)	500	501
Principal Life Global Funding II MTN
1.200%, 05/19/2017 (B)	400	398
1.125%, 02/24/2017 (B)	650	647

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prudential Financial MTN
1.012%, 08/15/2018 (A)	$700	$706
Reinsurance Group of America
5.625%, 03/15/2017	200	218
RHP Hotel Properties
5.000%, 04/15/2021‡	435	432
Royal Bank of Canada MTN
0.561%, 01/23/2017 (A)	700	701
Royal Bank of Scotland Group
1.875%, 03/31/2017	500	502
Societe Generale
1.315%, 10/01/2018 (A)	500	504
Standard Chartered
0.573%, 09/08/2017	600	598
Sumitomo Mitsui Banking
0.659%, 01/10/2017 (A)	1,000	1,000
SunTrust Bank
0.672%, 02/15/2017 (A)	750	751
Svenska Handelsbanken
0.703%, 09/23/2016 (A)	700	703
Synchrony Financial
1.875%, 08/15/2017	455	457
UBS MTN
5.875%, 12/20/2017	250	281
Unitrin
6.000%, 05/15/2017	110	120
US Bancorp MTN
0.724%, 11/15/2018 (A)	800	805
Ventas Realty‡
1.550%, 09/26/2016	400	403
1.250%, 04/17/2017	170	170
WEA Finance LLC
1.750%, 09/15/2017 (B)	350	351
Wells Fargo MTN
1.150%, 06/02/2017	500	500
Westpac Banking
1.200%, 05/19/2017	500	500
0.838%, 01/17/2019 (A)	550	553

		48,217

Health Care — 0.5%
Actavis Funding SCS
1.300%, 06/15/2017	800	788
Amgen
2.125%, 05/15/2017	800	813
Express Scripts Holding
1.250%, 06/02/2017	1,100	1,093
LifePoint Hospitals
5.500%, 12/01/2021	1,225	1,271
McKesson
1.292%, 03/10/2017	535	534
Mylan
1.350%, 11/29/2016	650	650
Providence Health & Services Obligated Group
1.035%, 10/01/2016 (A)	650	653

60	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Thermo Fisher Scientific
1.300%, 02/01/2017	$225	$225
Valeant Pharmaceuticals International
5.625%, 12/01/2021 (B)	2,900	2,929

		8,956

Industrials — 0.9%
Air Lease
4.500%, 01/15/2016	600	615
2.125%, 01/15/2018	310	306
Bombardier
6.000%, 10/15/2022 (B)	2,500	2,541
Clean Harbors
5.250%, 08/01/2020	900	909
Continential
4.500%, 09/15/2019	625	653
GATX
1.250%, 03/04/2017	345	344
General Electric Capital MTN
1.250%, 05/15/2017	550	552
0.740%, 01/14/2019 (A)	400	400
Hutchison Whampoa International 14
1.625%, 10/31/2017 (B)	600	598
John Deere Capital
0.519%, 10/11/2016 (A)	485	486
KLX
5.875%, 12/01/2022 (B)	850	865
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	5,000	5,038
Norbord
5.375%, 12/01/2020 (B)	3,409	3,332
PACCAR Financial MTN
1.100%, 06/06/2017	780	779
Pentair Finance
1.350%, 12/01/2015	80	80
Precision Castparts
0.700%, 12/20/2015	80	80
Rockwell Collins
0.584%, 12/15/2016 (A)	400	401

		17,979

Information Technology — 0.7%
Audatex North America
6.125%, 11/01/2023 (B)	2,855	2,962
6.000%, 06/15/2021 (B)	1,600	1,660
Bankrate
6.125%, 08/15/2018 (B)	3,145	3,003
CSC Holdings LLC
8.625%, 02/15/2019	1,090	1,268
Equinix
5.750%, 01/01/2025	3,535	3,562

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fidelity National Information Services
1.450%, 06/05/2017	$295	$294
Hewlett-Packard
1.170%, 01/14/2019 (A)	750	744
Western Union
2.375%, 12/10/2015	30	31

		13,524

Materials — 0.1%
Glencore Funding LLC
1.398%, 05/27/2016 (A) (B)	400	402
Monsanto
1.150%, 06/30/2017	900	899
Rio Tinto Finance USA
1.075%, 06/17/2016 (A)	400	403
Yara International
5.250%, 12/15/2014 (B)	100	100

		1,804

Telecommunication Services — 0.7%
British Telecommunications
1.625%, 06/28/2016	235	237
1.250%, 02/14/2017	415	415
Cincinnati Bell
8.750%, 03/15/2018	479	496
CommScope
5.500%, 06/15/2024 (B)	1,500	1,493
5.000%, 06/15/2021 (B)	1,000	1,000
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (B)	2,000	2,103
Hughes Satellite Systems
6.500%, 06/15/2019	250	271
SoftBank
4.500%, 04/15/2020 (B)	1,751	1,746
Thomson Reuters
1.650%, 09/29/2017	395	394
1.300%, 02/23/2017	400	400
T-Mobile USA
6.633%, 04/28/2021	758	781
Verizon Communications
1.984%, 09/14/2018 (A)	435	456
1.764%, 09/15/2016 (A)	3,400	3,470
1.350%, 06/09/2017	950	950

		14,212

Utilities — 0.2%
Dominion Gas Holdings LLC
1.050%, 11/01/2016	750	751
Exelon
4.900%, 06/15/2015	600	613
RJS Power Holdings LLC
5.125%, 07/15/2019 (B)	2,105	2,089

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	61

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Concluded)

November 30, 2014

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Southern
1.300%, 08/15/2017	$545	$544

		3,997

Total Corporate Obligations (Cost $170,213) ($ Thousands)		170,308

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
FHLB
0.340%, 01/25/2016	3,000	3,003
FHLMC
0.400%, 05/27/2016	3,000	3,002
FNMA
3.500%, 12/01/2040	1,150	1,218
3.000%, 12/25/2028	2,875	2,994

Total U.S. Government Agency Obligations (Cost $10,200) ($ Thousands)		10,217

PREFERRED STOCK — 0.3%
Ally Financial, 7.000%	3,000	3,011
Public Storage, 5.900%‡	75,000	1,921

Total Preferred Stock (Cost $4,732) ($ Thousands)		4,932

MUNICIPAL BONDS — 0.2%
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	345	348
Illinois State, Ser B, GO
1.780%, 04/01/2016	1,000	1,005
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	285	285
New Jersey State, Economic Development Authority, Ser Q, RB
0.996%, 06/15/2016	1,100	1,102
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	275	278
New York State, Dormitory Authority, Ser B, RB
4.811%, 12/15/2014	300	300
Oregon State, School Boards Association, Ser A, GO, NATL
0.000%, 06/30/2015	375	374
State of Illinois, GO
4.050%, 06/01/2015	250	254
University of California, Ser Y-1, GO Callable 01/01/2017 @ 100
0.657%, 07/01/2041 (A)	755	756

Total Municipal Bonds (Cost $4,698) ($ Thousands)		4,702

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%*†	87,998,975	$87,999

Total Cash Equivalent (Cost $87,999) ($ Thousands)		87,999

REPURCHASE AGREEMENT — 0.2%
BNP Paribas 0.110%, dated 11/28/2014, to be repurchased on 12/01/2014, repurchase price $3,400,031 (collateralized by U.S. Government obligations, 2.500% - 6.500%, 08/01/2017 - 11/01/2044, par values ranging from $1,000 - 4,509,571; total market value $3,468,000)	$3,400	3,400

Total Repurchase Agreement (Cost $3,400) ($ Thousands)		3,400

U.S. TREASURY OBLIGATION (F) (G) — 0.0%
U.S. Treasury Bills
0.098%, 04/02/2015	500	500

Total U.S. Treasury Obligation (Cost $500) ($ Thousands)		500

Total Investments — 100.9% (Cost $1,985,470) ($ Thousands)		$1,990,956

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(28)	Mar-2015	$(26)
U.S. 10-Year Treasury Note	152	Mar-2015	113
U.S. 2-Year Treasury Note	(34)	Mar-2015	(8)
U.S. 5-Year Treasury Note	(132)	Apr-2015	(70)
U.S. 5-Year Treasury Note	14	Mar-2015	7
U.S. Long Treasury Bond	(2)	Mar-2015	(3)

			$13

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,973,347 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2014. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

62	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

(C)	Unsettled bank loan. Interest rate not available.

(D)	Security in default on interest payments.

(E)	Unfunded bank loan.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)	The rate reported is the effective yield at time of purchase.

ABS — Asset-Based Security

AID — Agency for International Development

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$774,710	$3,352	$778,062
Loan Participations	—	472,512	—	472,512
Asset-Backed Securities	—	450,348	7,976	458,324
Corporate Obligations	—	170,308	—	170,308
U.S. Government Agency Obligations	—	10,217	—	10,217
Preferred Stock	1,921	3,011	—	4,932
Municipal Bonds	—	4,702	—	4,702
Cash Equivalent	87,999	—	—	87,999
Repurchase Agreement	—	3,400	—	3,400
U.S. Treasury Obligation	—	500	—	500

Total Investments in Securities	$89,920	$1,889,708	$11,328	$1,990,956

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$120	$—	$—	$120
Unrealized Depreciation	(107)	—	—	(107)

Total Other Financial Instruments	$13	$—	$—	$13

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	63

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 35.2%

Agency Mortgage-Backed Obligations — 28.6%
FHLMC
11.000%, 02/17/2021	$234	$262
10.000%, 03/17/2026 to 10/01/2030	1,209	1,357
8.000%, 06/01/2030	3	3
7.500%, 08/01/2030 to 09/01/2038	1,141	1,369
7.000%, 11/01/2015 to 03/01/2039	488	562
6.500%, 06/01/2017 to 09/01/2039	4,104	4,663
6.000%, 04/01/2017 to 08/01/2038	6,439	7,192
5.500%, 11/01/2018 to 12/01/2038	20,182	22,717
5.000%, 02/01/2019 to 08/01/2040	8,220	8,915
4.500%, 07/01/2026 to 03/01/2044	27,227	29,908
4.000%, 10/01/2025 to 08/01/2043	51,577	55,531
3.500%, 01/01/2032 to 09/01/2043	25,998	27,199
3.000%, 09/01/2032	410	424
2.850%, 01/15/2045	2,442	2,513
2.500%, 03/01/2028	1,690	1,732
2.098%, 10/01/2036 (A)	813	863
FHLMC ARM (A)
5.042%, 01/01/2035	93	98
4.155%, 11/01/2037	143	153
3.438%, 07/01/2036	230	240
3.422%, 04/01/2044	480	502
3.237%, 06/01/2044	2,462	2,582
3.219%, 06/01/2044	2,906	3,037

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.014%, 11/01/2043	$1,405	$1,445
2.973%, 10/01/2043	965	991
2.949%, 11/01/2043	2,235	2,293
2.944%, 01/01/2044	1,093	1,120
2.928%, 03/01/2037	184	200
2.906%, 11/01/2044	372	385
2.900%, 11/01/2044	1,705	1,764
2.873%, 11/01/2044	1,199	1,240
2.864%, 09/01/2044	1,817	1,881
2.850%, 09/01/2044 to 10/01/2044	3,859	3,993
2.843%, 11/01/2044	2,125	2,198
2.841%, 11/01/2044	958	991
2.838%, 12/01/2036	226	245
2.826%, 02/01/2037	134	144
2.811%, 09/01/2044	1,500	1,553
2.790%, 03/01/2037	447	481
2.774%, 08/01/2044	2,541	2,630
2.761%, 11/01/2044	2,818	2,930
2.755%, 04/01/2037	86	93
2.753%, 10/01/2044	1,150	1,190
2.683%, 11/01/2036 to 11/01/2042	1,402	1,455
2.680%, 05/01/2037	1,172	1,273
2.674%, 04/01/2037	458	496
2.667%, 12/01/2036	310	335
2.663%, 11/01/2036	287	308
2.633%, 05/01/2037	468	504
2.575%, 12/01/2042	325	330
2.535%, 04/01/2037	19	19
2.495%, 09/01/2036 to 05/01/2037	433	463
2.489%, 05/01/2038	427	460
2.485%, 10/01/2036 to 02/01/2037	766	821
2.480%, 10/01/2036 to 10/01/2037	1,097	1,174
2.429%, 09/01/2036	596	641
2.423%, 05/01/2037	291	313
2.385%, 05/01/2037 to 04/01/2038	545	585
2.375%, 05/01/2036 to 11/01/2036	503	536
2.370%, 05/01/2036 to 09/01/2036	327	346
2.365%, 01/01/2037	1,128	1,205
2.320%, 02/01/2037	79	84
2.315%, 12/01/2036	95	102
2.271%, 06/01/2037	178	190
2.265%, 11/01/2036	277	297
2.240%, 10/01/2036	977	1,043
2.226%, 12/01/2036	518	552
2.170%, 12/01/2036	663	703

64	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.140%, 09/01/2036	$3,335	$3,555
2.112%, 08/01/2036	962	1,024
2.099%, 05/01/2036	294	320
2.092%, 08/01/2037	976	1,047
2.089%, 07/01/2036	453	482
2.000%, 08/01/2036	387	409
1.936%, 05/01/2037	173	182
1.925%, 04/01/2037	226	238
1.855%, 05/01/2037	2,336	2,456
1.607%, 08/01/2037	651	677
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	4	5
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/2021	154	171
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/2028	546	613
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	38	43
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/2031	552	610
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	387	434
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/2031	62	67
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	127	144
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/2032	1,003	1,123
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/2032	211	238
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/2032	530	596
FHLMC CMO, Ser 2002-41, Cl 2A
6.362%, 07/25/2032 (A)	590	687
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/2042	788	923
FHLMC CMO, Ser 2002-48, Cl 1A
5.670%, 07/25/2033 (A)	44	50
FHLMC CMO, Ser 2003-2551, Cl NS
14.199%, 01/15/2033 (A)	218	274
FHLMC CMO, Ser 2003-2631, Cl SA
14.566%, 06/15/2033 (A)	169	212
FHLMC CMO, Ser 2003-2671, Cl S
14.474%, 09/15/2033 (A)	165	209
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	372	393
FHLMC CMO, Ser 2003-2725, Cl SC
8.846%, 11/15/2033 (A)	131	148
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/2043	412	492
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/2043	521	637
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/2043	446	522

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	$571	$664
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	465	558
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/2043	632	753
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	849	935
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/2034	1,500	1,677
FHLMC CMO, Ser 2004-2777, Cl KO, PO
0.000%, 02/15/2033	10	10
FHLMC CMO, Ser 2004-2835, Cl BO, PO
0.000%, 12/15/2028	24	24
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/2033	1,315	1,410
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	653	786
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/2044	502	625
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	672	809
FHLMC CMO, Ser 2005-2945, Cl SA
12.016%, 03/15/2020 (A)	622	710
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020	74	74
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	278	310
FHLMC CMO, Ser 2005-2981, Cl FA
0.555%, 05/15/2035 (A)	287	290
FHLMC CMO, Ser 2005-2990, Cl LK
0.402%, 10/15/2034 (A)	479	481
FHLMC CMO, Ser 2005-3001, Cl HP
21.380%, 05/15/2035 (A)	83	112
FHLMC CMO, Ser 2005-3006, Cl QS
19.755%, 07/15/2035 (A)	375	501
FHLMC CMO, Ser 2005-3012, Cl GK
24.053%, 06/15/2035 (A)	106	155
FHLMC CMO, Ser 2005-3049, Cl XF
0.552%, 05/15/2033 (A)	320	322
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	221	204
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/2036	433	398
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/2036	1,034	1,141
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/2036	435	480
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/2036	210	193
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	299	279
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/2036	339	378

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	65

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/2035	$337	$347
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/2036	868	987
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/2036	385	431
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.495%, 08/15/2036 (A)	508	86
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.498%, 09/15/2036 (A)	226	35
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.245%, 01/15/2037 (A)	261	36
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	49	45
FHLMC CMO, Ser 2007-3345, Cl FP
0.355%, 11/15/2036 (A)	23	23
FHLMC CMO, Ser 2007-3345, Cl PF
0.335%, 05/15/2036 (A)	27	27
FHLMC CMO, Ser 2007-3346, Cl FA
0.383%, 02/15/2019 (A)	2,484	2,489
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/2037	88	80
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.295%, 11/15/2037 (A)	301	43
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.845%, 11/15/2037 (A)	324	46
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.267%, 11/15/2037 (A)	278	37
FHLMC CMO, Ser 2007-76, Cl 2A
1.686%, 10/25/2037 (A)	945	904
FHLMC CMO, Ser 2008-3422, Cl SE
17.063%, 02/15/2038 (A)	58	75
FHLMC CMO, Ser 2008-3451, Cl SA, IO
6.295%, 05/15/2038 (A)	246	37
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.880%, 05/15/2038 (A)	1,295	151
FHLMC CMO, Ser 2008-3455, Cl SE, IO
6.045%, 06/15/2038 (A)	1,324	183
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	168	186
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	357	326
FHLMC CMO, Ser 2009-3515, Cl PI, IO
5.500%, 07/15/2037	68	1
FHLMC CMO, Ser 2009-3523, Cl SD
19.242%, 06/15/2036 (A)	161	217
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	1,400	1,566
FHLMC CMO, Ser 2009-3546, Cl A
2.004%, 02/15/2039 (A)	195	198
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	301	283
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/2036	275	256

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3607, Cl BO, PO
0.000%, 04/15/2036	$196	$183
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	375	340
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.097%, 12/15/2039 (A)	799	101
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/2034	179	168
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	243	226
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.498%, 01/15/2040 (A)	316	49
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/2030	1,320	1,328
FHLMC CMO, Ser 2010-3632, Cl BS
16.983%, 02/15/2040 (A)	400	543
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/2026	3,150	3,423
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	937	988
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/2039	1,209	1,299
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/2032	1,201	104
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	1,383	1,651
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/2036	408	470
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	1,135	160
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	1,079	60
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.845%, 10/15/2040 (A)	1,124	143
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	380	5
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	1,143	120
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	721	56
FHLMC CMO, Ser 2011-3793, Cl AB
3.500%, 01/15/2026	1,000	1,044
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	1,217	113
FHLMC CMO, Ser 2011-3802, Cl LS, IO
1.843%, 01/15/2040 (A)	1,832	144
FHLMC CMO, Ser 2011-3806, Cl L
3.500%, 02/15/2026	570	605
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	687	775
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	500	515
FHLMC CMO, Ser 2011-3866, Cl SA, IO
5.795%, 05/15/2041 (A)	2,042	287

66	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	$1,552	$1,677
FHLMC CMO, Ser 2011-3895, Cl WA
5.701%, 10/15/2038 (A)	248	273
FHLMC CMO, Ser 2012-3997, Cl SK, IO
3.000%, 11/15/2041 (A)	2,180	432
FHLMC CMO, Ser 2012-4030, Cl HS, IO
6.455%, 04/15/2042 (A)	191	33
FHLMC CMO, Ser 2012-4048, Cl FB
0.642%, 10/15/2041 (A)	1,487	1,495
FHLMC CMO, Ser 2012-4048, Cl FJ
0.555%, 07/15/2037 (A)	1,298	1,293
FHLMC CMO, Ser 2012-4076, Cl SW, IO
0.229%, 07/15/2042 (A)	334	61
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	3,280	448
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.895%, 08/15/2042 (A)	415	78
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	6,191	6,262
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	1,368	205
FHLMC CMO, Ser 2012-4136, Cl SE, IO
6.445%, 11/15/2042 (A)	332	71
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.995%, 11/15/2042 (A)	352	77
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.995%, 11/15/2042 (A)	513	97
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	13,259	13,328
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	732	677
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,434	1,317
FHLMC CMO, Ser 2013-4217, Cl F
0.505%, 06/15/2043 (A)	1,692	1,682
FHLMC CMO, Ser 2013-4223, Cl CA
4.000%, 11/15/2039	4,308	4,646
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	937	835
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,357
FHLMC CMO, Ser 2014-4332, Cl GL
4.000%, 05/15/2039	4,146	4,473
FHLMC GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	385	427
FHLMC Multifamily Structured Pass- Through Certificates, Ser KF05, Cl A
0.506%, 09/25/2021 (A)	9,490	9,490
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser 2011- K010, Cl A1
3.320%, 07/25/2020	59	62

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K007, Cl X1, IO
1.188%, 04/25/2020 (A)	$10,744	$512
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K015, Cl X1, IO
1.656%, 07/25/2021 (A)	3,097	280
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K016, Cl X1, IO
1.567%, 10/25/2021 (A)	534	46
FHLMC Multifamily Structured Pass- Through Certificates, Ser KSMC, Cl A2
2.615%, 01/25/2023	2,000	2,010
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	2,018	2,282
FHLMC STRIPS CMO, Ser 2006-239, Cl S30, IO
7.545%, 08/15/2036 (A)	735	141
FHLMC STRIPS CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	1,991	173
FHLMC STRIPS CMO, Ser 2012-262, Cl 35
3.500%, 07/15/2042	3,060	3,144
FHLMC STRIPS CMO, Ser 2012-267, Cl F5
0.655%, 08/15/2042 (A)	2,594	2,624
FHLMC STRIPS CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043	948	746
FHLMC TBA
6.000%, 09/01/2032 to 12/01/2032	69	79
5.500%, 01/01/2023 to 01/01/2039	5,891	6,652
3.500%, 01/01/2041	8,900	9,230
2.880%, 12/15/2044	1,465	1,517
2.800%, 12/15/2044	1,857	1,922
2.500%, 12/15/2027	8,100	8,255
FNMA
8.000%, 04/01/2015 to 11/01/2037	192	227
7.500%, 06/01/2030 to 04/01/2039	1,369	1,601
7.000%, 12/01/2015 to 02/01/2039	3,637	4,150
6.500%, 05/01/2017 to 07/01/2039	9,573	11,016
6.000%, 06/01/2016 to 11/01/2048	19,966	22,549
5.500%, 01/01/2018 to 04/01/2040	39,532	44,002
5.000%, 02/01/2020 to 05/01/2042	24,171	26,961
4.772%, 02/01/2020	551	617
4.666%, 07/01/2020	708	793
4.640%, 01/01/2021	957	1,081
4.540%, 01/01/2020 to 05/01/2021	2,896	3,240
4.514%, 12/01/2019	3,659	4,082

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	67

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 07/01/2020 to 11/01/2044	$43,594	$47,437
4.399%, 02/01/2020	6,000	6,667
4.390%, 05/01/2021	987	1,105
4.369%, 02/01/2020	1,882	2,087
4.368%, 04/01/2020	1,858	2,070
4.340%, 06/01/2021	1,000	1,116
4.338%, 11/01/2021	5,944	6,649
4.318%, 07/01/2021	1,242	1,388
4.300%, 04/01/2021 to 07/01/2021	6,532	7,297
4.260%, 07/01/2021	1,000	1,115
4.250%, 04/01/2021	3,000	3,351
4.240%, 06/01/2021	982	1,094
4.120%, 04/01/2020	1,130	1,241
4.066%, 07/01/2020	2,416	2,654
4.060%, 07/01/2021	3,240	3,579
4.050%, 01/01/2021	1,430	1,571
4.040%, 10/01/2020	2,120	2,332
4.000%, 04/01/2019 to 08/01/2043	95,031	102,477
3.980%, 08/01/2021	4,663	5,128
3.975%, 11/01/2020	771	847
3.940%, 07/01/2021	1,500	1,641
3.930%, 01/01/2021	989	1,084
3.820%, 06/01/2017	1,858	1,978
3.800%, 03/01/2018	1,892	2,028
3.770%, 09/01/2021	3,000	3,260
3.740%, 07/01/2020	1,335	1,447
3.670%, 07/01/2023	1,500	1,618
3.630%, 01/01/2018	2,000	2,132
3.625%, 11/25/2053	533	534
3.615%, 12/01/2020	3,733	4,033
3.590%, 12/01/2020	936	1,009
3.583%, 09/01/2020	6,573	7,085
3.520%, 01/01/2018	2,876	3,059
3.505%, 09/01/2020	4,657	5,008
3.500%, 05/01/2032 to 06/01/2044	47,732	49,987
3.430%, 10/01/2020	1,882	2,008
3.380%, 01/01/2018	1,500	1,590
3.290%, 10/01/2020	983	1,045
3.230%, 11/01/2020	1,451	1,538
3.030%, 12/01/2021	1,425	1,485
3.000%, 06/01/2032 to 09/01/2042	28,465	28,980
2.970%, 11/01/2018	1,396	1,465
2.940%, 05/01/2022	959	994
2.830%, 06/01/2022	2,590	2,658
2.820%, 06/01/2022	2,925	3,001
2.790%, 07/01/2022	1,000	1,024
2.763%, 06/01/2023	1,965	2,011
2.690%, 10/01/2017	1,445	1,500
2.670%, 07/01/2022	957	972
2.646%, 10/01/2022	8,216	8,331
2.600%, 06/01/2022	951	964
2.500%, 11/01/2026 to 10/01/2042	17,330	17,485
2.470%, 09/01/2022	1,441	1,445
2.400%, 12/01/2022 to 02/01/2023	3,700	3,680

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.390%, 12/01/2022	$1,750	$1,747
2.380%, 12/01/2022	2,000	1,993
2.370%, 07/01/2019 to 11/01/2022	2,000	2,020
2.340%, 12/01/2022 to 01/01/2023	4,335	4,305
2.320%, 12/01/2022	1,445	1,434
2.280%, 11/01/2022	1,930	1,911
2.210%, 12/01/2022	3,558	3,519
2.200%, 07/01/2019	2,406	2,451
2.190%, 12/01/2022	1,928	1,905
2.100%, 06/01/2019	992	1,007
2.030%, 08/01/2019	2,030	2,051
2.000%, 12/01/2020	1,500	1,488
1.940%, 07/01/2019	994	997
1.690%, 12/01/2019	2,000	1,973
1.580%, 01/01/2020	1,922	1,900
1.470%, 12/01/2019	1,439	1,417
1.400%, 07/01/2017	2,500	2,516
FNMA ARM (A)
6.254%, 08/01/2036	93	100
6.022%, 05/01/2037	49	53
5.266%, 12/01/2035	81	87
3.228%, 04/01/2044	6,986	7,312
3.188%, 07/01/2044	827	864
3.152%, 07/01/2044	820	853
3.120%, 09/01/2044	1,696	1,763
2.984%, 01/01/2044	545	561
2.969%, 11/01/2044	2,107	2,186
2.945%, 04/01/2042	1,051	1,090
2.835%, 10/01/2044	1,738	1,800
2.815%, 11/01/2044	6,325	6,556
2.790%, 11/01/2036	323	345
2.785%, 11/01/2044	1,277	1,324
2.756%, 11/01/2044	1,144	1,186
2.732%, 07/01/2044	886	918
2.588%, 10/01/2036	191	206
2.584%, 10/01/2036	1,223	1,320
2.557%, 05/01/2043	854	862
2.507%, 11/01/2036	512	550
2.498%, 09/01/2037	14	14
2.462%, 03/01/2037	1,854	1,975
2.454%, 12/01/2036	592	637
2.438%, 06/01/2036	571	617
2.364%, 05/01/2036	132	143
2.345%, 06/01/2036	584	633
2.341%, 04/01/2037	470	506
2.333%, 07/01/2037	190	204
2.278%, 09/01/2036 to 02/01/2037	946	1,019
2.270%, 07/01/2036	388	417
2.264%, 10/01/2036	300	325
2.262%, 11/01/2037	260	278
2.260%, 06/01/2036	314	340
2.244%, 07/01/2037	528	567
2.236%, 08/01/2036	266	289

68	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.141%, 09/01/2036 to 09/01/2037	$496	$536
2.009%, 11/01/2037	406	430
1.822%, 01/01/2037	433	463
1.804%, 02/01/2037	256	268
1.780%, 09/01/2036	256	274
1.709%, 07/01/2037	236	246
1.707%, 05/01/2037	1,215	1,263
0.595%, 09/01/2022	1,170	1,177
0.545%, 01/01/2023	1,203	1,213
0.517%, 01/01/2023	963	972
0.507%, 01/01/2023	1,924	1,921
0.497%, 01/01/2023	2,500	2,500
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/2021	109	122
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	291	327
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/2022	372	415
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	257	292
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (A)	110	137
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/2023	531	594
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	558	616
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	452	511
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	401	460
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	306	340
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	310	337
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	122	117
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/2041	426	489
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	38	43
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/2016	172	177
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	338	397
FNMA CMO, Ser 2002-10, Cl SB
18.828%, 03/25/2017 (A)	24	28
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	486	572
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/2042	593	681
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	1,807	2,043
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (A)	24	30

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/2023	$339	$353
FNMA CMO, Ser 2003-131, Cl SK
15.896%, 01/25/2034 (A)	235	303
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/2023	1,619	1,775
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	1,825	2,009
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	115	107
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/2023	226	233
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/2020	1,486	1,564
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/2034	1,023	1,145
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	278	267
FNMA CMO, Ser 2004-52, Cl NE
4.500%, 07/25/2033	115	120
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	25	25
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	75	74
FNMA CMO, Ser 2004-61, Cl FH
0.955%, 11/25/2032 (A)	595	610
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/2025	1,046	1,154
FNMA CMO, Ser 2005-106, Cl US
24.009%, 11/25/2035 (A)	518	771
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/2020	751	788
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	571	617
FNMA CMO, Ser 2005-72, Cl SB
16.495%, 08/25/2035 (A)	157	207
FNMA CMO, Ser 2005-74, Cl CS
19.594%, 05/25/2035 (A)	282	388
FNMA CMO, Ser 2005-74, Cl SK
19.704%, 05/25/2035 (A)	216	298
FNMA CMO, Ser 2005-90, Cl ES
16.495%, 10/25/2035 (A)	194	247
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/2035	132	127
FNMA CMO, Ser 2006-104, Cl IC, IO
6.389%, 11/25/2036 (A)	1,249	286
FNMA CMO, Ser 2006-117, Cl GS, IO
6.498%, 12/25/2036 (A)	208	32
FNMA CMO, Ser 2006-118, Cl A2
0.222%, 12/25/2036 (A)	533	524
FNMA CMO, Ser 2006-125, Cl SM, IO
7.045%, 01/25/2037 (A)	1,351	242
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	228	215

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	69

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-23, Cl FK
0.405%, 04/25/2036 (A)	$313	$314
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	224	214
FNMA CMO, Ser 2006-3, Cl DO, PO
0.000%, 03/25/2036	251	236
FNMA CMO, Ser 2006-33, Cl LS
29.453%, 05/25/2036 (A)	181	314
FNMA CMO, Ser 2006-44, Cl FP
0.555%, 06/25/2036 (A)	228	230
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/2033	112	105
FNMA CMO, Ser 2006-46, Cl SW
23.631%, 06/25/2036 (A)	171	243
FNMA CMO, Ser 2006-51, Cl SP, IO
6.495%, 03/25/2036 (A)	240	36
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	380	420
FNMA CMO, Ser 2006-56, Cl FC
0.445%, 07/25/2036 (A)	287	288
FNMA CMO, Ser 2006-56, Cl PF
0.505%, 07/25/2036 (A)	347	349
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	225	220
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/2036	558	525
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	567	639
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	310	348
FNMA CMO, Ser 2006-94, Cl GI, IO
6.495%, 10/25/2026 (A)	669	98
FNMA CMO, Ser 2007-100, Cl SM, IO
6.298%, 10/25/2037 (A)	736	101
FNMA CMO, Ser 2007-101, Cl A2
0.402%, 06/27/2036 (A)	958	943
FNMA CMO, Ser 2007-112, Cl SA, IO
6.298%, 12/25/2037 (A)	661	117
FNMA CMO, Ser 2007-114, Cl A6
0.355%, 10/27/2037 (A)	1,600	1,584
FNMA CMO, Ser 2007-116, Cl HI, IO
1.468%, 01/25/2038 (A)	1,088	78
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/2035	2,783	3,102
FNMA CMO, Ser 2007-29, Cl SG
22.160%, 04/25/2037 (A)	140	192
FNMA CMO, Ser 2007-43, Cl FL
0.442%, 05/25/2037 (A)	105	105
FNMA CMO, Ser 2007-53, Cl SH, IO
5.946%, 06/25/2037 (A)	486	64
FNMA CMO, Ser 2007-54, Cl FA
0.652%, 06/25/2037 (A)	389	392
FNMA CMO, Ser 2007-60, Cl AX, IO
6.995%, 07/25/2037 (A)	1,028	155

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-64, Cl FA
0.625%, 07/25/2037 (A)	$43	$44
FNMA CMO, Ser 2007-65, Cl KI, IO
6.468%, 07/25/2037 (A)	512	71
FNMA CMO, Ser 2007-68, Cl SC, IO
6.545%, 07/25/2037 (A)	666	113
FNMA CMO, Ser 2007-72, Cl EK, IO
6.248%, 07/25/2037 (A)	681	93
FNMA CMO, Ser 2007-79, Cl SB
23.448%, 08/25/2037 (A)	71	102
FNMA CMO, Ser 2007-85, Cl SG
15.870%, 09/25/2037 (A)	159	201
FNMA CMO, Ser 2007-92, Cl YS, IO
5.625%, 06/25/2037 (A)	614	75
FNMA CMO, Ser 2008-1, Cl BI, IO
5.756%, 02/25/2038 (A)	603	74
FNMA CMO, Ser 2008-20, Cl SA, IO
6.835%, 03/25/2038 (A)	398	62
FNMA CMO, Ser 2008-22, Cl SI, IO
6.275%, 03/25/2037 (A)	6,906	556
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/2023	1,018	1,073
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	129	142
FNMA CMO, Ser 2008-24, Cl PF
0.805%, 02/25/2038 (A)	391	397
FNMA CMO, Ser 2008-32, Cl SA, IO
6.696%, 04/25/2038 (A)	195	31
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	483	4
FNMA CMO, Ser 2008-4, Cl SD, IO
5.848%, 02/25/2038 (A)	1,563	205
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/2023	2,041	2,168
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	643	706
FNMA CMO, Ser 2009-103, Cl MB
2.324%, 12/25/2039 (A)	497	506
FNMA CMO, Ser 2009-17, Cl QS, IO
6.998%, 03/25/2039 (A)	281	41
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	1,499	1,617
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	430	66
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	738	672
FNMA CMO, Ser 2009-84, Cl WS, IO
5.748%, 10/25/2039 (A)	305	39
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	4,655	4,447
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	258	42
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	543	505

70	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-99, Cl SC, IO
6.028%, 12/25/2039 (A)	$406	$51
FNMA CMO, Ser 2010-1, Cl WA
6.188%, 02/25/2040 (A)	391	426
FNMA CMO, Ser 2010-100, Cl SD, IO
6.425%, 09/25/2040 (A)	2,501	475
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/2038	1,266	1,370
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,900
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/2038	949	1,033
FNMA CMO, Ser 2010-142, Cl SM, IO
6.378%, 12/25/2040 (A)	955	141
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/2039	475	502
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (A)	1,781	322
FNMA CMO, Ser 2010-16, Cl WA
6.436%, 03/25/2040 (A)	486	546
FNMA CMO, Ser 2010-23, Cl KS, IO
6.948%, 02/25/2040 (A)	511	71
FNMA CMO, Ser 2010-27, Cl AS, IO
5.995%, 04/25/2040 (A)	2,391	358
FNMA CMO, Ser 2010-35, Cl SB, IO
6.268%, 04/25/2040 (A)	523	73
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	246	231
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/2038	591	610
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/2040	769	845
FNMA CMO, Ser 2010-68, Cl SA, IO
4.848%, 07/25/2040 (A)	2,273	261
FNMA CMO, Ser 2011-117, Cl LS, IO
6.393%, 10/25/2040 (A)	4,279	772
FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/2051 (A)	377	417
FNMA CMO, Ser 2011-30, Cl LS, IO
1.915%, 04/25/2041 (A)	1,393	101
FNMA CMO, Ser 2011-43, Cl WA
5.899%, 05/25/2051 (A)	658	722
FNMA CMO, Ser 2011-75, Cl FA
0.705%, 08/25/2041 (A)	391	397
FNMA CMO, Ser 2011-90, Cl AS, IO
6.248%, 09/25/2041 (A)	2,150	434
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	3,220	408
FNMA CMO, Ser 2011-96, Cl SA, IO
6.395%, 10/25/2041 (A)	3,846	635
FNMA CMO, Ser 2011-M1, Cl A3
3.763%, 06/25/2021	1,500	1,625
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/2021	7,500	8,129

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	$2,500	$2,707
FNMA CMO, Ser 2012-101, Cl FC
0.655%, 09/25/2042 (A)	855	862
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	8,056	8,164
FNMA CMO, Ser 2012-112, Cl FD
0.655%, 10/25/2042 (A)	885	893
FNMA CMO, Ser 2012-128, Cl SL, IO
5.995%, 11/25/2042 (A)	793	184
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.995%, 11/25/2042 (A)	1,055	238
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	9,314	9,439
FNMA CMO, Ser 2012-133, Cl CS, IO
5.995%, 12/25/2042 (A)	2,035	454
FNMA CMO, Ser 2012-133, Cl SA, IO
5.995%, 12/25/2042 (A)	348	75
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	1,905	1,930
FNMA CMO, Ser 2012-134, Cl MS, IO
5.848%, 12/25/2042 (A)	973	205
FNMA CMO, Ser 2012-137, Cl CF
2.285%, 08/25/2041 (A)	1,284	1,278
FNMA CMO, Ser 2012-139, Cl DI, IO
3.000%, 12/25/2027	2,145	239
FNMA CMO, Ser 2012-14, Cl FB
0.605%, 08/25/2037 (A)	688	694
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	152	172
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	1,886	2,114
FNMA CMO, Ser 2012-47, Cl HF
0.555%, 05/25/2027 (A)	3,165	3,178
FNMA CMO, Ser 2012-70, Cl HS, IO
5.845%, 07/25/2042 (A)	7,564	1,642
FNMA CMO, Ser 2012-70, Cl YS, IO
6.495%, 02/25/2041 (A)	678	122
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	131	119
FNMA CMO, Ser 2012-74, Cl SA, IO
6.495%, 03/25/2042 (A)	1,896	341
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	262	238
FNMA CMO, Ser 2012-75, Cl NS, IO
6.445%, 07/25/2042 (A)	744	148
FNMA CMO, Ser 2012-89, Cl FD
0.605%, 04/25/2039 (A)	1,234	1,245
FNMA CMO, Ser 2012-93, Cl IB, IO
3.000%, 09/25/2027	8,374	939
FNMA CMO, Ser 2012-93, Cl SG, IO
5.945%, 09/25/2042 (A)	1,077	225
FNMA CMO, Ser 2012-97, Cl FB
0.655%, 09/25/2042 (A)	1,278	1,288

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	71

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-M11, Cl FA
0.656%, 08/25/2019 (A)	$805	$808
FNMA CMO, Ser 2012-M12, Cl 1A
2.935%, 08/25/2022 (A)	8,045	8,251
FNMA CMO, Ser 2012-M14, Cl X1, IO
6.448%, 02/25/2017 (A)	25,132	1,825
FNMA CMO, Ser 2012-M8, Cl ASQ3
1.801%, 12/25/2019	400	401
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043	2,092	1,642
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043	4,751	3,742
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043	1,122	886
FNMA CMO, Ser 2013-128, Cl PO, PO
0.000%, 12/25/2043	1,404	1,122
FNMA CMO, Ser 2013-133, Cl AB
4.000%, 06/25/2039	1,725	1,835
FNMA CMO, Ser 2013-26, Cl HI, IO
4.385%, 04/25/2032	2,068	257
FNMA CMO, Ser 2013-67, Cl KS, IO
5.945%, 07/25/2043 (A)	991	206
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	4,127	4,732
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	4,149	4,635
FNMA CMO, Ser 2013-92, Cl PO, PO
0.000%, 09/25/2043	934	740
FNMA CMO, Ser 2014-M3, Cl X2, IO
0.231%, 01/25/2024 (A)	68,643	603
FNMA CMO, Ser 2014-M8, Cl FA
0.417%, 05/25/2018 (A)	5,733	5,732
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/2030	726	840
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	1,257	1,464
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	488	561
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	542	623
FNMA Interest STRIP CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	2,373	497
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/2024	261	246
FNMA Interest STRIPS CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024	162	155

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	$419	$75
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	601	124
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	4,768	440
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	3,265	359
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	1,925	369
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	2,808	519
FNMA Interest STRIPS CMO, Ser 2012-412, Cl F2
0.655%, 08/25/2042 (A)	1,303	1,316
FNMA REMIC Trust CMO, Ser 2007-W7, Cl 1A4
38.250%, 07/25/2037 (A)	23	36
FNMA TBA
5.000%, 01/01/2038	13,000	14,385
4.500%, 01/01/2038 to 12/01/2044	89,990	97,576
4.000%, 11/15/2034 to 12/01/2044	91,300	97,317
3.500%, 12/25/2029	48,435	50,595
3.000%, 01/25/2026 to 12/25/2044	78,855	80,860
2.760%, 12/24/2044	1,832	1,905
2.500%, 12/01/2027 to 12/25/2029	15,975	16,288
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.575%, 12/25/2042 (A)	697	805
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	927	1,010
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	953	1,079
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/2042	362	415
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	312	356
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	586	687
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.845%, 08/25/2034	2,000	2,278

72	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	$528	$612
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/2044	482	548
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.372%, 03/25/2045 (A)	1,451	1,454
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	221	258
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.372%, 02/25/2036 (A)	339	339
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.412%, 11/25/2046 (A)	709	711
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/2049	1,018	1,139
FNMA, Ser 2014-M12, Cl FA
0.453%, 10/25/2021 (A)	7,452	7,454
FNMA, Ser K038, Cl A2
3.389%, 03/25/2024	857	906
FREMF Mortgage Trust, Ser K20, Cl X2A
0.200%, 05/25/2045 (B)	28,037	332
GNMA
9.500%, 12/15/2020	3	3
7.500%, 10/15/2037 to 09/20/2038	588	683
7.000%, 12/20/2017 to 06/15/2035	2,310	2,662
6.500%, 01/15/2024 to 02/15/2039	3,388	3,913
6.000%, 12/15/2023 to 10/20/2040	10,801	12,405
5.000%, 07/20/2040 to 11/20/2040	813	909
4.500%, 01/20/2040 to 07/20/2041	14,544	15,989
GNMA ARM (A)
2.162%, 03/20/2034	123	129
1.704%, 01/20/2060	1,249	1,286
1.625%, 04/20/2028 to 07/20/2034	434	450
GNMA CMO, Ser 2001-22, Cl PS
20.605%, 03/17/2031 (A)	445	695
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	1,086	1,225
GNMA CMO, Ser 2002-23, Cl SD
20.527%, 04/16/2032 (A)	629	999
GNMA CMO, Ser 2002-57, Cl SB
1.625%, 08/16/2032	53	238
GNMA CMO, Ser 2003-60, Cl GS
12.158%, 05/16/2033 (A)	58	68
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/2033	2,511	2,812
GNMA CMO, Ser 2003-97, Cl SA, IO
6.395%, 11/16/2033 (A)	338	71
GNMA CMO, Ser 2004-28, Cl SV
8.845%, 04/20/2034 (A)	424	453

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2004-34, Cl CS
19.553%, 02/20/2034 (A)	$34	$46
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	154	167
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	18	18
GNMA CMO, Ser 2004-87, Cl SB
7.495%, 03/17/2033 (A)	95	101
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	65	68
GNMA CMO, Ser 2005-3, Cl SB, IO
5.945%, 01/20/2035 (A)	666	96
GNMA CMO, Ser 2005-7, Cl JM
16.379%, 05/18/2034 (A)	71	83
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	1,000	1,166
GNMA CMO, Ser 2006-16, Cl GS, IO
6.835%, 04/20/2036 (A)	771	115
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	60	56
GNMA CMO, Ser 2006-38, Cl SG, IO
12.159%, 09/20/2033 (A)	261	5
GNMA CMO, Ser 2006-38, Cl SW, IO
6.345%, 06/20/2036 (A)	478	52
GNMA CMO, Ser 2007-17, Cl AF
0.355%, 04/16/2037 (A)	470	470
GNMA CMO, Ser 2007-26, Cl SW, IO
6.045%, 05/20/2037 (A)	985	142
GNMA CMO, Ser 2007-27, Cl SD, IO
6.045%, 05/20/2037 (A)	396	57
GNMA CMO, Ser 2007-42, Cl SB, IO
6.595%, 07/20/2037 (A)	570	92
GNMA CMO, Ser 2007-45, Cl QA, IO
6.485%, 07/20/2037 (A)	352	56
GNMA CMO, Ser 2007-72, Cl US, IO
6.395%, 11/20/2037 (A)	371	58
GNMA CMO, Ser 2007-78, Cl SA, IO
6.378%, 12/16/2037 (A)	6,715	1,024
GNMA CMO, Ser 2007-81, Cl SP, IO
6.495%, 12/20/2037 (A)	480	77
GNMA CMO, Ser 2007-82, Cl SA, IO
6.375%, 12/20/2037 (A)	314	49
GNMA CMO, Ser 2007-9, Cl CI, IO
6.045%, 03/20/2037 (A)	468	68
GNMA CMO, Ser 2008-10, Cl S, IO
5.675%, 02/20/2038 (A)	576	78
GNMA CMO, Ser 2008-2, Cl MS, IO
7.005%, 01/16/2038 (A)	342	61
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	119	116
GNMA CMO, Ser 2008-33, Cl XS, IO
7.548%, 04/16/2038 (A)	236	53
GNMA CMO, Ser 2008-55, Cl SA, IO
6.045%, 06/20/2038 (A)	515	73

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	73

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2008-95, Cl DS, IO
7.145%, 12/20/2038 (A)	$798	$139
GNMA CMO, Ser 2009-102, Cl SM, IO
6.595%, 06/16/2039 (A)	891	93
GNMA CMO, Ser 2009-106, Cl AS, IO
5.898%, 11/16/2039 (A)	987	148
GNMA CMO, Ser 2009-106, Cl KS, IO
6.245%, 11/20/2039 (A)	9,704	1,540
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	305	61
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/2039	15	3
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/2037	581	62
GNMA CMO, Ser 2009-22, Cl SA, IO
6.115%, 04/20/2039 (A)	801	109
GNMA CMO, Ser 2009-24, Cl DS, IO
6.145%, 03/20/2039 (A)	320	27
GNMA CMO, Ser 2009-25, Cl SE, IO
7.495%, 09/20/2038 (A)	304	56
GNMA CMO, Ser 2009-31, Cl TS, IO
6.145%, 03/20/2039 (A)	722	89
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/2039	128	24
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/2037 (A)	1,116	36
GNMA CMO, Ser 2009-42, Cl SC, IO
5.925%, 06/20/2039 (A)	252	35
GNMA CMO, Ser 2009-43, Cl SA, IO
5.795%, 06/20/2039 (A)	641	86
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/2020	865	883
GNMA CMO, Ser 2009-6, Cl SH, IO
6.045%, 02/20/2039 (A)	550	75
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	332	41
GNMA CMO, Ser 2009-65, Cl TS, IO
6.245%, 12/20/2038 (A)	995	103
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,657
GNMA CMO, Ser 2009-66, Cl XS, IO
6.645%, 07/16/2039 (A)	101	15
GNMA CMO, Ser 2009-67, Cl SA, IO
5.898%, 08/16/2039 (A)	627	87
GNMA CMO, Ser 2009-72, Cl SM, IO
6.095%, 08/16/2039 (A)	964	141
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/2019	671	698
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	602	568
GNMA CMO, Ser 2009-83, Cl TS, IO
5.945%, 08/20/2039 (A)	637	81
GNMA CMO, Ser 2010-106, Cl SH, IO
5.945%, 08/20/2040 (A)	1,288	260

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032	$265	$259
GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/2035	328	307
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	394	372
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/2037	2,964	259
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	1,044	882
GNMA CMO, Ser 2010-31, Cl GS, IO
6.345%, 03/20/2039 (A)	563	73
GNMA CMO, Ser 2010-4, Cl NS, IO
6.648%, 01/16/2040 (A)	12,668	2,080
GNMA CMO, Ser 2010-4, Cl SL, IO
6.245%, 01/16/2040 (A)	266	48
GNMA CMO, Ser 2010-47, Cl PX, IO
6.545%, 06/20/2037 (A)	1,521	279
GNMA CMO, Ser 2010-47, Cl XN, IO
6.395%, 04/16/2034 (A)	87	3
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,900	3,168
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/2038	895	986
GNMA CMO, Ser 2010-74, Cl C
4.244%, 05/16/2041 (A)	5,000	5,297
GNMA CMO, Ser 2010-85, Cl HS, IO
6.495%, 01/20/2040 (A)	962	173
GNMA CMO, Ser 2010-H10, Cl FC
1.156%, 05/20/2060 (A)	4,492	4,588
GNMA CMO, Ser 2010-H17, Cl XQ
5.240%, 07/20/2060 (A)	1,874	2,085
GNMA CMO, Ser 2010-H26, Cl LF
0.506%, 08/20/2058 (A)	6,109	6,091
GNMA CMO, Ser 2011-135, Cl SN, IO
5.845%, 10/16/2041 (A)	1,274	240
GNMA CMO, Ser 2011-142, Cl IO, IO
0.935%, 09/16/2046 (A)	42,568	2,111
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	118	27
GNMA CMO, Ser 2011-163, Cl WA
5.837%, 12/20/2038 (A)	649	721
GNMA CMO, Ser 2011-H09, Cl AF
0.656%, 03/20/2061 (A)	1,559	1,563
GNMA CMO, Ser 2012-100, Cl IO, IO
0.827%, 08/16/2052 (A)	3,917	243
GNMA CMO, Ser 2012-112, Cl IO, IO
0.827%, 02/16/2053 (A)	29,693	1,862
GNMA CMO, Ser 2012-114, Cl IO, IO
1.030%, 01/16/2053 (A)	8,827	750
GNMA CMO, Ser 2012-124, Cl AS, IO
6.045%, 10/16/2042 (A)	1,730	334
GNMA CMO, Ser 2012-125, Cl IO, IO
0.860%, 02/16/2053 (A)	14,917	1,043

74	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2012-141, Cl WC
3.781%, 01/20/2042 (A)	$797	$837
GNMA CMO, Ser 2012-142, Cl IO, IO
1.155%, 04/16/2054 (A)	22,484	1,455
GNMA CMO, Ser 2012-27, Cl IO, IO
1.276%, 04/16/2053 (A)	13,712	905
GNMA CMO, Ser 2012-44, Cl IO, IO
0.915%, 03/16/2049 (A)	19,192	1,075
GNMA CMO, Ser 2012-61, Cl FM
0.555%, 05/16/2042 (A)	1,106	1,112
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	2,230	260
GNMA CMO, Ser 2012-98, Cl SA, IO
5.893%, 08/16/2042 (A)	1,583	259
GNMA CMO, Ser 2012-H15, Cl FA
0.606%, 05/20/2062 (A)	1,149	1,152
GNMA CMO, Ser 2012-H21, Cl CF
0.856%, 05/20/2061 (A)	2,178	2,197
GNMA CMO, Ser 2012-H21, Cl DF
0.806%, 05/20/2061 (A)	1,458	1,461
GNMA CMO, Ser 2012-H22, Cl FD
0.626%, 01/20/2061 (A)	2,377	2,385
GNMA CMO, Ser 2012-H24, Cl FA
0.632%, 03/20/2060 (A)	1,088	1,091
GNMA CMO, Ser 2012-H24, Cl FE
0.602%, 10/20/2062 (A)	1,430	1,440
GNMA CMO, Ser 2012-H24, Cl FG
0.586%, 04/20/2060 (A)	2,018	2,024
GNMA CMO, Ser 2012-H26, Cl MA
0.602%, 07/20/2062 (A)	1,448	1,456
GNMA CMO, Ser 2012-H27, Cl FB
0.622%, 10/20/2062 (A)	3,058	3,071
GNMA CMO, Ser 2012-H28, Cl FA
0.736%, 09/20/2062 (A)	2,215	2,216
GNMA CMO, Ser 2012-H30, Cl JA
0.636%, 01/20/2060 (A)	1,270	1,274
GNMA CMO, Ser 2012-H30, Cl PA
0.606%, 11/20/2059 (A)	1,073	1,076
GNMA CMO, Ser 2013-145, Cl IO, IO
1.123%, 09/16/2044 (A)	12,420	915
GNMA CMO, Ser 2013-152, Cl HS, IO
6.545%, 06/20/2043 (A)	2,607	516
GNMA CMO, Ser 2013-153, Cl AB
2.900%, 06/16/2044 (A)	458	470
GNMA CMO, Ser 2013-163, Cl IO, IO
1.216%, 02/16/2046 (A)	12,088	958
GNMA CMO, Ser 2013-178, Cl A
2.250%, 03/16/2035	2,971	3,014
GNMA CMO, Ser 2013-178, Cl IO, IO
0.943%, 06/16/2055 (A)	7,507	446
GNMA CMO, Ser 2013-187, Cl S, IO
5.995%, 12/20/2043 (A)	346	70
GNMA CMO, Ser 2013-193
2.000%, 12/16/2049	2,018	2,016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2013-63, Cl IO, IO
0.773%, 09/16/2051 (A)	$37,065	$2,389
GNMA CMO, Ser 2013-H01, Cl FA
1.650%, 01/20/2063	3,562	3,551
GNMA CMO, Ser 2013-H01, Cl JA
0.476%, 01/20/2063 (A)	1,387	1,379
GNMA CMO, Ser 2013-H01, Cl TA
0.657%, 01/20/2063 (A)	1,846	1,854
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	1,497	1,493
GNMA CMO, Ser 2014-124, Cl IE, IO
0.971%, 05/16/2054 (A)	19,498	1,350
GNMA CMO, Ser 2014-47, Cl IA, IO
1.382%, 02/16/2048 (A)	13,541	1,082
GNMA CMO, Ser 2014-50, Cl IO, IO
1.037%, 09/16/2055 (A)	13,311	982
GNMA CMO, Ser 2014-H04, Cl FB
0.355%, 02/20/2064 (A)	2,975	3,004
GNMA TBA
4.000%, 12/01/2039 to 01/01/2044	58,865	63,111
3.500%, 01/15/2041 to 12/15/2044	70,420	73,938
3.000%, 01/15/2043 to 12/20/2044	20,105	20,542
GNMA, Ser 89, Cl IO, IO
1.037%, 01/16/2057 (A)	13,695	1,292
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	1,100	1,135
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	4,992	5,130
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.606%, 10/07/2020 (A)	7,588	7,634
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.526%, 11/06/2017 (A)	3,124	3,132
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.716%, 12/08/2020 (A)	1,191	1,202
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.716%, 12/08/2020 (A)	421	425
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	234	237
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.603%, 01/08/2020 (A)	59	59
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.553%, 02/06/2020 (A)	699	701

		1,796,070

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	75

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 6.6%
A10 Securitization LLC, Ser 2012-1, Cl A
3.492%, 04/15/2024 (B)	$119	$119
A10 Term Asset Financing LLC, Ser 2013-2, Cl B
4.380%, 11/15/2027 (B)	250	256
A10 Term Asset Financing LLC, Ser 2014-1, Cl A1
1.720%, 04/15/2033 (B)	343	343
A10 Term Asset Financing LLC, Ser 2014-1, Cl A2
3.020%, 04/15/2033 (B)	603	607
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.398%, 02/02/2037 (A) (B)	45	45
Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031 (B)	136	118
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (B)	570	587
ASG Resecuritization Trust, Ser 2009-2, Cl A55
4.724%, 05/24/2036 (A) (B)	25	25
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.724%, 05/24/2036 (A) (B)	400	404
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.069%, 03/26/2037 (A) (B)	717	714
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/2037 (B)	267	271
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.504%, 11/28/2035 (A) (B)	397	388
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034 (B)	190	200
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034 (B)	392	408
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/2033 (B)	289	301
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018 (B)	238	241
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033 (B)	71	72
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019 (B)	162	166

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019 (B)	$179	$187
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.158%, 11/25/2021 (A) (B)	106	103
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.360%, 04/25/2037 (A) (B)	314	261
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl A4
5.414%, 09/10/2047	490	516
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.492%, 02/10/2051	300	324
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	479	482
Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/2043	500	505
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	1,050	1,065
Banc of America Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/2045	421	428
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/2045 (A)	285	290
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	900	931
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	775	819
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	743	781
Banc of America Commercial Mortgage, Ser 2006-5, Cl AM
5.448%, 09/10/2047	2,370	2,502
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032 (B)	16	17
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034 (B)	256	276
Banc of America Funding, Ser 2004-C, Cl 1A1
5.027%, 12/20/2034 (A) (B)	79	78
Banc of America Funding, Ser 2005-B, Cl 2A1
2.644%, 04/20/2035 (A) (B)	3,030	2,732

76	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2006-G, Cl 2A3
0.326%, 07/20/2036 (A) (B)	$678	$676
Banc of America Funding, Ser 2010- R11A, Cl 1A6
5.200%, 08/26/2035 (A) (B)	296	301
Banc of America Funding, Ser 2010- R5, Cl 1A1
5.500%, 10/26/2037 (B)	88	89
Banc of America Funding, Ser 2012- R6, Cl 1A1
3.000%, 10/26/2039 (B)	1,350	1,340
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/2033 (B)	310	319
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.702%, 05/25/2018 (A) (B)	78	76
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.602%, 08/25/2018 (A) (B)	52	51
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.029%, 02/25/2033 (A) (B)	3	3
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.726%, 06/25/2033 (A) (B)	166	167
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034 (B)	235	240
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019 (B)	66	67
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019 (B)	46	46
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032 (B)	55	58
Banc of America Re-Remic Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030 (B)	411	411
Bayview Commercial Asset Trust, Ser 2005-3A, Cl A1
0.475%, 11/25/2035 (A) (B)	4,035	3,673
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.390%, 12/25/2036 (A) (B)	1,768	1,598
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (B)	900	908
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (B)	1,500	1,478
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (B)	152	155

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A) (B)	$338	$349
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)	404	414
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (B)	431	434
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.424%, 04/26/2037 (A) (B)	458	467
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
4.855%, 04/26/2035 (A) (B)	80	79
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.135%, 07/26/2045 (A) (B)	715	717
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.818%, 02/26/2047 (A) (B)	131	130
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
5.061%, 05/26/2035 (A) (B)	700	661
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
1.008%, 09/26/2037 (A) (B)	708	650
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (B)	677	691
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.305%, 05/28/2036 (A) (B)	460	452
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
0.753%, 07/26/2036 (A) (B)	94	94
BCAP LLC Trust, Ser 2012-RR10, Cl 3A1
0.345%, 05/26/2036 (A) (B)	1,150	1,089
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.325%, 08/26/2036 (A) (B)	366	358
BCAP LLC Trust, Ser 2012-RR3, Cl 2A5
1.983%, 05/26/2037 (A) (B)	403	404
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.054%, 05/25/2034 (A) (B)	69	69
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.625%, 05/25/2034 (A) (B)	297	283
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.171%, 08/25/2035 (A) (B)	259	262

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	77

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.895%, 11/25/2034 (A) (B)	$33	$33
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.535%, 08/25/2034 (A) (B)	2,158	2,172
Bear Stearns Alternative Trust, Ser 2005-2, Cl 2A4
2.606%, 04/25/2035 (A) (B)	165	158
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	327	337
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	1,050	1,165
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.759%, 06/11/2041 (A) (B)	10,903	20
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (A)	67	67
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.435%, 03/11/2039 (A)	296	307
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.572%, 04/12/2038 (A)	4,566	4,755
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	283	301
CAM Mortgage Trust, Ser 2014-1, Cl A
3.352%, 12/15/2053 (B)	12	12
CAM Mortgage Trust, Ser 2014-2, Cl A
2.600%, 05/15/2048 (B)	266	266
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.226%, 07/15/2044 (A)	600	618
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AM
5.346%, 01/15/2046 (A)	200	209
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.086%, 01/15/2046 (A) (B)	60,884	38
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl A3
5.293%, 12/11/2049	13	13
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.374%, 12/11/2049 (A) (B)	33,918	237
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (B)	2,670	3,003

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.105%, 06/15/2031 (A) (B)	$1,360	$1,358
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.465%, 02/25/2037 (A) (B)	169	169
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.513%, 02/25/2037 (A) (B)	124	122
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.594%, 07/25/2037 (A) (B)	269	267
Chevy Chase Funding LLC Mortgage- Backed Certificates, Ser 2004-1A, Cl A1
0.435%, 01/25/2035 (A) (B)	28	25
CHL Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033 (B)	399	416
CHL Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
2.687%, 12/25/2033 (A) (B)	344	339
CHL Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034 (B)	599	628
CHL Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.576%, 08/25/2018 (A) (B)	23	24
CHL Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
2.903%, 08/25/2034 (A) (B)	427	426
CHL Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.480%, 09/25/2034 (A) (B)	52	40
CHL Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/2034 (B)	360	374
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019 (B)	241	249
CHL Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027 (B)	477	451
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	440	445
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/2046	1,043	1,131
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl A3
3.753%, 03/10/2047	720	759
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl AAB
3.552%, 03/10/2047	949	999

78	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	$1,290	$1,349
Citigroup Commercial Mortgage Trust, Ser GC8, Cl XA, IO
2.216%, 09/10/2045 (A) (B)	7,807	802
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
2.864%, 02/25/2034 (A) (B)	47	46
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
2.418%, 05/25/2034 (A) (B)	415	427
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
2.618%, 08/25/2034 (A) (B)	117	113
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035 (B)	242	252
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.734%, 11/25/2038 (A) (B)	554	554
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.407%, 09/25/2033 (A) (B)	355	359
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/2037 (A) (B)	443	460
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/2036 (B)	843	875
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A) (B)	117	118
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (B)	967	985
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (B)	1,023	1,050
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (B)	624	607
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	965	1,022
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	520	562
COMM Mortgage Trust, Ser 2005-C6, Cl A5A
5.116%, 06/10/2044 (A)	944	955
COMM Mortgage Trust, Ser 2005-LP5, Cl A4
4.982%, 05/10/2043 (A)	580	584

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2006-GG7, Cl AM
6.014%, 07/10/2038 (A)	$1,160	$1,230
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	1,496	1,631
COMM Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	927	961
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	440	472
COMM Mortgage Trust, Ser 2013-CR12, Cl ASB
3.623%, 10/10/2046	778	819
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	190	207
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.086%, 10/10/2046 (A)	90	97
COMM Mortgage Trust, Ser 2014-CCRE18, Cl ASB
3.452%, 07/15/2047	808	842
COMM Mortgage Trust, Ser 2014-CR17, Cl A4
3.700%, 05/10/2047	463	483
COMM Mortgage Trust, Ser 2014-CR20, Cl ASB
3.305%, 11/10/2047	763	785
COMM Mortgage Trust, Ser 2014-LC15, Cl ASB
3.528%, 04/10/2047	1,460	1,530
COMM Mortgage Trust, Ser 2014-LC15, Cl XA, IO
1.425%, 04/10/2047 (A)	18,479	1,563
COMM Mortgage Trust, Ser 2014-PAT, Cl A
0.953%, 08/13/2027 (A) (B)	396	396
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
0.368%, 06/15/2034 (A) (B)	1,960	1,960
COMM Mortgage Trust, Ser 2014-SAVS, Cl D
3.255%, 06/15/2034 (A) (B)	2,080	2,081
COMM Mortgage Trust, Ser 2014-TWC, Cl A
1.050%, 02/13/2032 (A) (B)	550	550
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.434%, 03/10/2047 (A)	15,589	1,409
COMM Mortgage Trust, Ser 2014-UBS3, Cl A4
3.819%, 06/10/2047	1,402	1,478

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	79

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	$3,678	$3,847
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/2047	1,418	1,497
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	504	527
Commercial Mortgage Pass-Through Certificates, Ser UBS6, Cl AM
4.048%, 12/10/2047 (A)	1,613	1,661
Commercial Mortgage Pass-Through Certificates, Ser UBS6, Cl ASB
3.387%, 12/10/2047	1,664	1,714
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl XA, IO
1.913%, 08/15/2045 (A)	1,190	120
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	90	90
Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.093%, 11/17/2026 (A) (B)	133	133
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	275	297
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	471	485
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	4,777	5,035
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.015%, 06/25/2040	1,176	151
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033 (B)	1,266	1,291
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034 (B)	1,352	1,353
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034 (B)	109	111
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031 (B)	462	488
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.215%, 08/25/2035 (A) (B)	597	410
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.555%, 09/25/2035 (A) (B)	2,850	2,557

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Commercial Mortgage Trust, Ser 2006-C2, Cl A3
5.668%, 03/15/2039 (A)	$796	$830
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	1,465	1,580
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033 (B)	523	536
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/2033 (B)	238	243
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033 (B)	180	190
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018 (B)	257	270
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/2034 (B)	368	402
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/2034 (B)	418	452
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.459%, 06/25/2034 (A) (B)	312	307
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/2037	400	406
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	726	738
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (B)	154	156
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.658%, 07/28/2036 (A) (B)	390	392
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.152%, 03/27/2046 (A) (B)	646	648
Credit Suisse Mortgage Capital Certificates, Ser 2012-3R, Cl 1A1
2.357%, 07/27/2037 (A) (B)	524	522
Credit Suisse Mortgage Trust, Ser 2014-ICE, Cl A
0.955%, 04/15/2027 (A) (B)	673	674
CSMC Trust, Ser 2010-16, Cl A3
3.657%, 06/25/2050 (A) (B)	400	406
CSMC, Ser 2011-1R, Cl A1
1.155%, 02/27/2047 (A) (B)	52	52
CSMC, Ser 2012-11R, Cl A6
1.156%, 06/28/2047 (A) (B)	3,243	3,109

80	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (B)	$2,845	$3,160
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	2,093	2,151
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	1,829	2,034
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.546%, 08/10/2044 (A) (B)	6,399	145
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2005-1, Cl 2A1
5.741%, 02/25/2020 (A) (B)	150	154
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.956%, 11/19/2044 (A) (B)	1,308	1,142
FDIC Guaranteed Notes Trust, Ser 2010-S1, Cl 1A
0.703%, 02/25/2048 (A) (B)	1,463	1,464
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (B)	54	54
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
1.802%, 04/25/2024 (A) (B)	13,900	13,436
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
2.555%, 08/25/2024 (A) (B)	3,400	3,400
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
1.805%, 08/25/2024 (A) (B)	2,072	2,072
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.197%, 09/25/2034 (A) (B)	370	361
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.355%, 07/25/2024 (A) (B)	1,259	1,244
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.812%, 08/25/2045 (A) (B)	1,110	1,076
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.856%, 01/25/2047 (A) (B)	390	388
GE Business Loan Trust, Ser 2003-2A, Cl A
0.335%, 11/15/2031 (A) (B)	2,711	2,606
GE Business Loan Trust, Ser 2007-1A, Cl A
0.325%, 04/16/2035 (A) (B)	1,411	1,336
GE Capital Commercial Mortgage, Ser 2005-C1, Cl A5
4.772%, 06/10/2048 (A)	20	20
GE Capital Commercial Mortgage, Ser 2005-C1, Cl AJ
4.826%, 06/10/2048 (A)	1,000	1,003

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Commercial Mortgage, Ser 2005-C1, Cl B
4.846%, 06/10/2048 (A)	$500	$502
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.491%, 11/10/2045 (A)	6,995	7,130
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (A)	584	596
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	2,690	2,777
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
2.831%, 10/19/2033 (A) (B)	760	750
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033 (B)	271	283
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033 (B)	374	386
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035 (B)	320	334
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020 (B)	106	109
GreenPoint Mortgage Funding Trust, Ser 2005-HY1, Cl 1A1A
0.425%, 07/25/2035 (A) (B)	5,987	5,709
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/2042 (A)	194	194
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	875	892
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	529	531
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	1,000	1,033
GS Mortgage Securities II, Ser 2011-GC3, Cl A2
3.645%, 03/10/2044 (B)	1,291	1,326
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.780%, 11/10/2039 (A) (B)	8,829	77
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.695%, 08/10/2044 (A) (B)	2,094	125
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A1
1.144%, 05/10/2045	501	502

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	81

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities Trust, Ser 2013-GC16, Cl A3
4.244%, 11/10/2046	$676	$740
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	720	799
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	951	1,024
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	865	912
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	1,876	1,981
GS Mortgage Securities Trust, Ser 2014-GC24, Cl AAB
3.650%, 09/10/2047	2,877	3,034
GS Mortgage Securities Trust, Ser 2014-GC26, Cl AAB
3.365%, 11/10/2047	1,036	1,067
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	288	294
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (B)	3	3
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.502%, 09/25/2035 (A) (B)	442	377
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.823%, 09/25/2035 (A) (B)	354	48
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034 (B)	314	327
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.652%, 06/25/2035 (A) (B)	48	46
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037 (B)	68	67
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.055%, 07/15/2029 (A) (B)	1,450	1,450
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.602%, 10/25/2034 (A) (B)	545	546
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.455%, 05/25/2035 (A) (B)	259	257
Impac CMB Trust, Ser 2007-A, Cl M1
0.552%, 05/25/2037 (A) (B)	2,720	2,556

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033 (B)	$443	$463
Impac Secured Assets Trust, Ser 2006-1, Cl 2A1
0.502%, 05/25/2036 (A) (B)	342	331
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.505%, 08/25/2036 (A) (B)	710	697
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	4,765	5,471
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
2.779%, 11/25/2037 (A) (B)	1,066	1,013
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.702%, 10/25/2034 (A) (B)	20	20
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.012%, 09/25/2034 (A) (B)	32	29
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
0.780%, 11/25/2034 (A) (B)	50	46
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	410	448
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (A)	230	255
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	730	763
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.714%, 09/15/2047 (A)	1,020	1,043
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl ASB
3.657%, 09/15/2047	376	398
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl AS
4.065%, 11/15/2047	440	460
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	149	155

82	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	$99	$100
JpMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB11, Cl A4
5.335%, 08/12/2037 (A)	4,403	4,415
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB11, Cl AJ
5.390%, 08/12/2037 (A)	700	708
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	15	15
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	927	946
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
7.496%, 06/12/2043 (A)	40,927	160
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
5.863%, 04/15/2045 (A)	3,105	3,261
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	462	489
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.310%, 05/15/2047 (A)	307	307
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	5,610	5,837
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
5.877%, 02/12/2051 (A)	475	526
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD11, Cl A2
5.790%, 06/15/2049 (A)	178	178
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	3,667	3,951
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	769	801

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	$659	$681
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl XA, IO
2.080%, 12/15/2047 (A)	6,128	581
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A4
5.236%, 12/15/2044 (A)	8,050	8,252
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	775	799
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.506%, 07/25/2034 (A) (B)	93	95
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.071%, 06/25/2034 (A) (B)	1,194	1,180
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.547%, 09/25/2034 (A) (B)	87	89
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
2.792%, 02/25/2035 (A) (B)	398	405
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
2.685%, 04/25/2035 (A) (B)	176	176
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 5A3
2.722%, 06/25/2035 (A) (B)	505	507
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.503%, 08/25/2034 (A) (B)	680	681
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.468%, 11/25/2033 (A) (B)	687	689
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.538%, 08/25/2034 (A) (B)	316	318
JPMorgan Resecuritization Trust, Ser 2009-6, Cl 4A1
2.604%, 09/26/2036 (A) (B)	194	196
JPMorgan Resecuritization Trust, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A) (B)	132	132
KGS-Alpha Capital, Ser 2012-A, Cl A, IO
0.859%, 08/27/2037 (A)	7,559	289
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
5.840%, 04/25/2040 (A) (B)	962	143

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	83

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.903%, 07/15/2044 (A)	$380	$417
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	343	353
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.534%, 02/15/2041 (A) (B)	20,957	78
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.029%, 06/15/2038 (A)	433	458
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl A2
5.300%, 11/15/2038	7,274	7,436
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	130	140
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	150	161
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.370%, 09/15/2045 (A)	410	460
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.455%, 12/25/2035 (A) (B)	1,514	873
LVII Resecuritization Trust, Ser 2009-3, Cl M3
5.212%, 11/27/2037 (A) (B)	300	302
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.637%, 11/21/2034 (A) (B)	1,033	1,051
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.730%, 11/21/2034 (A) (B)	7,593	7,772
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034 (B)	1,268	1,351
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (B)	108	87
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
2.590%, 06/25/2034 (A) (B)	20	19
MASTR Alternative Loan Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033 (B)	199	199
MASTR Alternative Loan Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036 (B)	530	443
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033 (B)	469	494

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018 (B)	$23	$24
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033 (B)	170	171
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,159	2,192
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.355%, 05/25/2035 (A) (B)	434	358
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
2.561%, 10/25/2032 (A) (B)	10	10
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
2.436%, 10/25/2032 (A) (B)	81	82
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.582%, 07/25/2033 (A) (B)	108	99
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.148%, 12/25/2034 (A) (B)	380	370
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A2
0.830%, 04/25/2029 (A) (B)	239	225
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
2.546%, 02/25/2034 (A) (B)	120	120
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.625%, 02/25/2034 (A) (B)	874	877
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
2.463%, 08/25/2034 (A) (B)	197	202
Merrill Lynch Mortgage Investors Trust, Ser 2004-B, Cl A3
2.007%, 05/25/2029 (A) (B)	328	331
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
1.049%, 09/25/2029 (A) (B)	264	259
Merrill Lynch Mortgage Investors Trust, Ser 2005-1, Cl 2A1
2.076%, 04/25/2035 (A) (B)	39	37
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.074%, 02/25/2036 (A) (B)	250	232
Merrill Lynch Mortgage Trust, Ser 2005- CIP1, Cl M1
5.047%, 07/12/2038 (A)	2,176	2,204
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.360%, 01/12/2044 (A)	480	497

84	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.673%, 05/12/2039 (A)	$505	$529
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A4
5.742%, 08/12/2043 (A)	605	643
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
6.027%, 06/12/2050 (A)	30	33
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.272%, 12/12/2049 (A) (B)	14,275	159
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	866	926
ML-CFC Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/2051 (A)	830	898
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	327
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
2.015%, 08/15/2045 (A) (B)	5,017	422
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	2,077	2,089
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	2,114	2,129
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.082%, 07/15/2046 (A)	1,600	1,737
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	207	206
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl ASB
3.654%, 04/15/2047	882	929
Morgan Stanley Capital I Trust, Ser 2005-T17, Cl A5
4.780%, 12/13/2041	250	250
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (B)	2,007	2,075
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl AM
3.516%, 07/13/2029 (A) (B)	4,570	4,750

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl B
3.560%, 07/13/2029 (A) (B)	$3,870	$3,998
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (A)	1,000	1,029
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.984%, 08/12/2041 (A)	1,918	2,029
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.217%, 02/12/2044 (A) (B)	33,211	134
Morgan Stanley Capital I, Ser 2007-IQ15, Cl A4
5.909%, 06/11/2049 (A)	969	1,062
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.651%, 06/11/2042 (A)	300	329
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	340	364
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.693%, 04/25/2034 (A) (B)	377	398
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.960%, 01/25/2047	24	17
Morgan Stanley Re-REMIC Trust, Ser 2012-IO
1.000%, 03/27/2051 (B)	815	811
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	1,637	1,642
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (B)	400	346
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (B)	1,859	1,862
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.629%, 05/25/2036 (A) (B)	389	352
Nomura Resecuritization Trust, Ser 2010-6RA, Cl 1A5
2.520%, 03/26/2036 (A) (B)	366	365
Nomura Resecuritization Trust, Ser 2014-1R, Cl 3A1
0.305%, 07/25/2036 (A) (B)	2,362	2,331
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.355%, 08/25/2029 (A) (B)	222	222
Northstar, Ser 2013-1A, Cl A
2.002%, 08/25/2029 (A) (B)	742	743
Northstar, Ser 2013-1A, Cl B
5.152%, 08/25/2029 (A) (B)	500	505

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	85

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ORES NPL LLC, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (B)	$432	$432
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034 (B)	149	157
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (B)	41	33
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (B)	1,896	1,905
RAIT Trust, Ser 2014-FL3, Cl A
1.405%, 12/15/2031 (A) (B)	534	539
RALI Trust, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033 (B)	742	757
RALI Trust, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018 (B)	147	150
RALI Trust, Ser 2003-QS19, Cl A1
5.750%, 10/25/2033 (B)	262	276
RALI Trust, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034 (B)	1,537	1,574
RALI Trust, Ser 2005-QO2, Cl A1
1.475%, 09/25/2045 (A) (B)	765	615
RALI Trust, Ser 2005-QO5, Cl A1
1.172%, 01/25/2046 (A) (B)	1,097	786
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031 (B)	101	107
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031 (B)	412	424
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032 (B)	37	35
RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/2021 (B)	49	49
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A) (B)	384	390
RBSSP Resecuritization Trust, Ser 2012-3, Cl 3A1
0.305%, 09/26/2036 (A) (B)	532	506
RCMC LLC, Ser 2012-CRE1, Cl A
5.624%, 11/15/2044 (B)	480	495
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031 (B)	636	668
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033 (B)	236	251
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.473%, 12/25/2034 (A) (B)	933	945
RFMSI Trust, Ser 2003-S4, Cl A4
5.750%, 03/25/2033 (B)	192	197

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.494%, 09/25/2033 (A) (B)	$329	$333
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.649%, 01/20/2035 (A) (B)	469	429
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl M3
6.000%, 09/25/2057 (A) (B)	700	745
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	693	703
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A) (B)	800	832
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	942	941
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M1
2.660%, 12/25/2059 (A) (B)	432	432
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M2
3.560%, 12/25/2059 (A) (B)	330	335
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M3
4.440%, 12/25/2059 (A) (B)	253	259
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M4
5.300%, 12/25/2059 (A) (B)	121	125
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	964	963
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
2.379%, 06/25/2034 (A) (B)	189	188
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.475%, 10/25/2035 (A) (B)	3,256	2,740
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.355%, 02/25/2024 (A) (B)	1,580	1,567
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.634%, 04/19/2035 (A) (B)	3,689	3,393
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.486%, 10/19/2034 (A) (B)	248	234
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2001- 15A, Cl 4A1
2.185%, 10/25/2031 (A) (B)	49	49

86	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003- 16, Cl A3
0.652%, 06/25/2033 (A) (B)	$133	$130
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003- 32, Cl 1A1
5.459%, 11/25/2033 (A) (B)	96	99
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003- 33H, Cl 1A1
5.500%, 10/25/2033 (B)	458	468
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004- 5H, Cl A4
5.540%, 12/25/2033 (B)	491	505
Structured Asset Securities, Ser 2003- 31A, Cl 2A7
2.284%, 10/25/2033 (A) (B)	5,774	5,677
Structured Asset Securities, Ser 2003- 37A, Cl 2A
3.597%, 12/25/2033 (A) (B)	144	144
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.792%, 09/25/2043 (A) (B)	561	539
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.561%, 08/15/2039 (A)	417	417
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.286%, 05/10/2045 (A) (B)	5,615	676
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	866	889
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	416	436
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.765%, 05/10/2063 (A) (B)	3,613	292
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	492	500
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A4
3.244%, 04/10/2046	54	55
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	1,454	1,670

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

VML, Ser 2014-NPL1, Cl A1
3.875%, 04/25/2054 (A) (B)	$339	$339
VNDO Mortgage Trust, Ser 2013- PENN, Cl A
3.808%, 12/13/2029 (B)	1,000	1,066
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	877	881
VOLT CMO, Ser 2013-NPL5, Cl A1
3.625%, 04/25/2055	327	328
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl B
5.287%, 03/15/2042 (A)	1,780	1,797
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/2042 (A)	1,180	1,197
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.240%, 10/15/2044 (A)	728	744
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.275%, 12/15/2044 (A)	905	930
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.185%, 06/15/2045 (A) (B)	78,591	92
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	560	601
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR18, Cl A
2.501%, 01/25/2033 (A) (B)	245	247
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR6, Cl A
1.515%, 06/25/2042 (A) (B)	74	71
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR10, Cl A7
2.421%, 10/25/2033 (A) (B)	286	291
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR6, Cl A1
2.438%, 06/25/2033 (A) (B)	281	281
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR7, Cl A7
2.300%, 08/25/2033 (A) (B)	237	238
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR8, Cl A
2.392%, 08/25/2033 (A) (B)	160	164
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 1A6
2.407%, 09/25/2033 (A) (B)	517	532

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	87

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 2A
2.442%, 09/25/2033 (A) (B)	$181	$182
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018 (B)	67	68
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018 (B)	99	101
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S4, Cl 2A10
17.036%, 06/25/2033 (A) (B)	44	50
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S9, Cl A8
5.250%, 10/25/2033 (B)	887	912
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A1
2.369%, 06/25/2034 (A) (B)	151	153
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A2
2.369%, 06/25/2034 (A) (B)	198	201
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019 (B)	255	263
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034 (B)	545	571
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR13, Cl A1A1
0.445%, 10/25/2045 (A) (B)	2,540	2,428
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A2
0.435%, 11/25/2045 (A) (B)	4,124	3,636
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR19, Cl A1A2
1.475%, 12/25/2045 (A) (B)	3,786	3,565
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR1, Cl 1A1B
2.282%, 01/25/2046 (A) (B)	2,492	1,016
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 2A
2.167%, 10/25/2046 (A) (B)	907	830
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR14, Cl 1A4
2.042%, 11/25/2036 (A) (B)	285	251

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 1A1B
0.502%, 12/25/2046 (A) (B)	$422	$186
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 2A
2.167%, 12/25/2046 (A) (B)	420	389
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-HY1, Cl 1A1
2.131%, 02/25/2037 (A) (B)	3,300	2,743
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035 (B)	477	100
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (B)	64	58
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (B)	164	149
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003- MS2, Cl 1A1
5.750%, 02/25/2033 (B)	59	63
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A) (B)	211	212
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-17, Cl 2A10
5.500%, 01/25/2034 (B)	207	214
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.492%, 11/25/2033 (A) (B)	276	277
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
2.461%, 02/25/2034 (A) (B)	194	194
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
2.626%, 05/25/2034 (A) (B)	45	45
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.612%, 12/25/2034 (A) (B)	381	383
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.612%, 12/25/2034 (A) (B)	254	258

88	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.500%, 12/25/2034 (A) (B)	$124	$126
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.551%, 12/25/2034 (A) (B)	186	191
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.609%, 07/25/2034 (A) (B)	438	441
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
3.562%, 08/25/2034 (A) (B)	103	103
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.613%, 09/25/2034 (A) (B)	738	746
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.606%, 10/25/2034 (A) (B)	349	352
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.606%, 10/25/2034 (A) (B)	279	283
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.355%, 08/25/2035 (A) (B)	266	268
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 1A1
2.619%, 03/25/2035 (A) (B)	1,585	1,594
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.596%, 06/25/2035 (A) (B)	499	502
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
2.612%, 10/25/2033 (A) (B)	161	162
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.583%, 11/25/2036 (A) (B)	395	390
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.611%, 04/25/2036 (A) (B)	442	440
Wells Fargo Re-REMIC Trust, Ser 2012-IO, Cl A
1.750%, 08/20/2021 (B)	459	459

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFLD Mortgage Trust, Ser 2014- MONT, Cl A
3.880%, 08/10/2031	$1,650	$1,728
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.091%, 02/15/2044 (A) (B)	7,937	244
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (B)	600	657
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.801%, 12/15/2045 (A) (B)	7,354	734
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	2,420	2,525
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.730%, 06/15/2045 (A) (B)	3,126	275
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A1
0.864%, 08/15/2045	6,814	6,822
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	3,740	3,795
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.645%, 03/15/2048 (A) (B)	14,856	1,220
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.509%, 03/15/2047 (A)	5,352	422
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,377
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (A)	2,180	2,273
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.357%, 08/15/2047 (A)	16,170	1,307
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.874%, 10/15/2057 (A)	27,858	1,335
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,381

		413,107

Total Mortgage-Backed Securities (Cost $2,157,053) ($ Thousands)		2,209,177

CORPORATE OBLIGATIONS — 24.4%

Consumer Discretionary — 1.5%
21st Century Fox America
8.875%, 04/26/2023	200	270
7.700%, 10/30/2025	200	263

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	89

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.300%, 04/30/2028	$500	$642
6.200%, 12/15/2034	265	335
American Honda Finance MTN
2.250%, 08/15/2019	200	202
Bed Bath & Beyond
5.165%, 08/01/2044	830	845
4.915%, 08/01/2034	190	194
Best Buy
5.000%, 08/01/2018 (C)	237	246
CBS
5.750%, 04/15/2020	92	105
4.900%, 08/15/2044	135	137
4.300%, 02/15/2021	250	270
Comcast
6.950%, 08/15/2037	1,040	1,442
6.550%, 07/01/2039	340	457
6.500%, 01/15/2017	300	334
6.500%, 11/15/2035	300	396
6.450%, 03/15/2037	490	638
6.400%, 03/01/2040	280	369
5.850%, 11/15/2015	648	680
4.650%, 07/15/2042	170	183
4.250%, 01/15/2033	390	405
4.200%, 08/15/2034	1,415	1,448
3.600%, 03/01/2024	3,010	3,141
3.125%, 07/15/2022	133	136
Comcast Cable Communications Holdings
9.455%, 11/15/2022	660	951
Comcast Cable Communications LLC
8.875%, 05/01/2017	150	177
Cox Communications (B)
6.950%, 06/01/2038	40	51
4.700%, 12/15/2042	10	10
CVS Health
5.750%, 05/15/2041	280	343
4.125%, 05/15/2021	360	391
2.750%, 12/01/2022	230	225
2.250%, 12/05/2018	1,715	1,739
CVS Pass-Through Trust
6.036%, 12/10/2028	2,179	2,569
5.926%, 01/10/2034 (B)	310	366
5.880%, 01/10/2028	147	168
5.789%, 01/10/2026 (B)	1,537	1,742
Daimler Finance North America LLC (B)
2.625%, 09/15/2016	389	400
2.375%, 08/01/2018	4,410	4,486
1.875%, 01/11/2018	1,241	1,250
1.650%, 04/10/2015	337	338
1.125%, 03/10/2017	2,585	2,581
DIRECTV Holdings
4.450%, 04/01/2024 (C)	1,435	1,511
3.800%, 03/15/2022	1,745	1,789

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discovery Communications
4.950%, 05/15/2042	$115	$116
4.375%, 06/15/2021	344	367
Ford Motor
4.750%, 01/15/2043	2,380	2,459
Ford Motor Credit LLC
3.664%, 09/08/2024	1,510	1,517
2.597%, 11/04/2019	2,520	2,528
1.684%, 09/08/2017	236	235
Gap
5.950%, 04/12/2021	514	586
General Motors
3.500%, 10/02/2018	1,710	1,753
Historic TW
9.150%, 02/01/2023	500	683
Johnson Controls
5.250%, 12/01/2041	440	491
4.950%, 07/02/2064	415	424
4.625%, 07/02/2044	400	403
4.250%, 03/01/2021	265	286
3.750%, 12/01/2021	289	302
Kohl’s
6.250%, 12/15/2017	255	286
Lowe’s MTN
7.110%, 05/15/2037	400	552
5.125%, 11/15/2041	48	56
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	2,252	2,272
Macy’s Retail Holdings
7.450%, 07/15/2017	120	138
6.900%, 04/01/2029	100	128
5.125%, 01/15/2042	54	58
4.500%, 12/15/2034 (C)	1,650	1,657
4.300%, 02/15/2043	153	145
2.875%, 02/15/2023	232	224
McDonald’s MTN
5.350%, 03/01/2018	670	750
NBCUniversal Media LLC
5.950%, 04/01/2041	200	252
4.375%, 04/01/2021	150	166
Nissan Motor Acceptance
1.800%, 03/15/2018 (B)	255	255
QVC
5.950%, 03/15/2043	50	52
Scripps Networks Interactive
3.900%, 11/15/2024	1,610	1,637
2.750%, 11/15/2019	1,185	1,197
Time Warner
7.700%, 05/01/2032	2,530	3,529
7.625%, 04/15/2031	3,085	4,240
6.500%, 11/15/2036	50	63
6.250%, 03/29/2041	392	481
5.375%, 10/15/2041	37	40
4.750%, 03/29/2021	920	1,012
4.700%, 01/15/2021	670	736

90	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Cable
8.250%, 04/01/2019	$3,525	$4,359
7.300%, 07/01/2038	400	541
6.750%, 07/01/2018	120	139
6.550%, 05/01/2037	2,211	2,810
5.875%, 11/15/2040	350	414
5.500%, 09/01/2041	108	122
4.500%, 09/15/2042	140	141
4.125%, 02/15/2021	110	118
Time Warner Entertainment
8.375%, 03/15/2023	232	314
8.375%, 07/15/2033	1,380	2,042
Viacom
5.250%, 04/01/2044	1,450	1,537
4.250%, 09/01/2023 (C)	1,120	1,167
3.875%, 12/15/2021	294	305
3.250%, 03/15/2023	44	43
Volkswagen Group of America Finance LLC (B)
2.450%, 11/20/2019	1,600	1,609
2.125%, 05/23/2019	1,280	1,279
Volkswagen International Finance (B)
2.375%, 03/22/2017	146	150
1.125%, 11/18/2016	2,835	2,843
Wal-Mart Stores
5.800%, 02/15/2018	1,760	2,011
4.300%, 04/22/2044	3,240	3,470
3.300%, 04/22/2024	175	181
Walt Disney MTN
0.450%, 12/01/2015	125	125
Yum! Brands
5.350%, 11/01/2043	920	1,003

		93,024

Consumer Staples — 1.5%
Altria Group
9.950%, 11/10/2038	290	497
9.250%, 08/06/2019	2,120	2,743
5.375%, 01/31/2044	880	981
4.750%, 05/05/2021	1,260	1,397
4.500%, 05/02/2043	920	903
2.850%, 08/09/2022	1,690	1,643
2.625%, 01/14/2020 (C)	1,675	1,685
Anheuser-Busch InBev Finance
2.625%, 01/17/2023	1,075	1,041
2.150%, 02/01/2019	2,165	2,174
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	4,475	5,459
5.375%, 01/15/2020	2,360	2,693
2.500%, 07/15/2022	2,086	2,027
Bayer US Finance LLC (B)
3.375%, 10/08/2024	200	202
3.000%, 10/08/2021	1,745	1,765
2.375%, 10/08/2019	200	201
1.500%, 10/06/2017	3,850	3,866

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bunge Finance
8.500%, 06/15/2019	$350	$434
5.900%, 04/01/2017	107	117
Cargill
6.000%, 11/27/2017 (B)	500	563
Coca-Cola Femsa
2.375%, 11/26/2018	2,020	2,037
ConAgra Foods
2.100%, 03/15/2018	69	69
1.900%, 01/25/2018	1,900	1,892
1.300%, 01/25/2016	81	81
Diageo Capital
4.828%, 07/15/2020	300	337
Diageo Investment
2.875%, 05/11/2022	3,730	3,733
ERAC USA Finance LLC (B)
6.700%, 06/01/2034	221	285
5.625%, 03/15/2042	2,191	2,531
3.850%, 11/15/2024	590	600
2.750%, 03/15/2017	175	181
1.400%, 04/15/2016	11	11
Heineken
1.400%, 10/01/2017 (B)	1,010	1,010
Imperial Tobacco Finance
2.050%, 02/11/2018 (B)	790	790
Kimberly-Clark
2.400%, 03/01/2022	36	36
Kraft Foods
5.375%, 02/10/2020 (C)	1,851	2,112
Kraft Foods Group
6.500%, 02/09/2040	700	884
6.125%, 08/23/2018	700	804
5.375%, 02/10/2020 (C)	982	1,122
5.000%, 06/04/2042	176	190
3.500%, 06/06/2022 (C)	3,965	4,094
Kroger
7.500%, 04/01/2031	610	816
6.900%, 04/15/2038	570	745
6.150%, 01/15/2020	525	615
5.400%, 07/15/2040	45	51
2.950%, 11/01/2021	1,215	1,212
2.200%, 01/15/2017	80	82
Lorillard Tobacco
8.125%, 06/23/2019	570	699
3.750%, 05/20/2023	770	763
Molson Coors Brewing
3.500%, 05/01/2022	220	223
Mondelez International
4.000%, 02/01/2024	4,490	4,705
Novartis Capital
2.400%, 09/21/2022	200	197
PepsiCo
7.900%, 11/01/2018	339	416
4.250%, 10/22/2044	2,375	2,407

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	91

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.000%, 08/25/2021	$181	$186
1.250%, 08/13/2017	359	359
Pernod Ricard (B)
5.750%, 04/07/2021	1,857	2,141
5.500%, 01/15/2042 (C)	1,400	1,598
4.450%, 01/15/2022	1,890	2,021
Philip Morris International
4.250%, 11/10/2044	645	640
3.250%, 11/10/2024	670	673
2.900%, 11/15/2021	1,750	1,771
2.500%, 08/22/2022	1,530	1,491
Reynolds American
6.150%, 09/15/2043 (C)	640	741
3.250%, 11/01/2022	810	795
SABMiller Holdings
2.450%, 01/15/2017 (B)	200	205
Sysco
3.000%, 10/02/2021	2,002	2,039
2.350%, 10/02/2019	2,750	2,778
Tyson Foods
5.150%, 08/15/2044	305	333
4.500%, 06/15/2022 (C)	2,154	2,336
3.950%, 08/15/2024	388	400
UBM
5.750%, 11/03/2020 (B)	850	925
Walgreen
3.100%, 09/15/2022	234	233
Walgreens Boots Alliance
4.500%, 11/18/2034	64	66
3.300%, 11/18/2021	2,463	2,503
Wm Wrigley Jr (B)
3.375%, 10/21/2020	1,950	2,018
2.900%, 10/21/2019	2,783	2,838
2.400%, 10/21/2018	1,080	1,094
2.000%, 10/20/2017	550	557

		96,862

Energy — 2.9%
Access Midstream Partners
4.875%, 05/15/2023	1,250	1,275
Alberta Energy
7.375%, 11/01/2031	200	255
Anadarko Holding
7.150%, 05/15/2028	150	188
Anadarko Petroleum
8.700%, 03/15/2019	150	188
6.950%, 06/15/2019	90	107
6.375%, 09/15/2017	2,430	2,729
4.500%, 07/15/2044 (C)	1,000	969
ANR Pipeline
9.625%, 11/01/2021	100	138
Apache
6.900%, 09/15/2018	180	210
5.625%, 01/15/2017	370	402

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.750%, 04/15/2043	$115	$111
3.250%, 04/15/2022	56	56
Baker Hughes
7.500%, 11/15/2018	2,020	2,427
5.125%, 09/15/2040	81	89
BG Energy Capital (B)
5.125%, 10/15/2041	200	219
4.000%, 10/15/2021	2,775	2,924
BP Capital Markets
3.875%, 03/10/2015	630	636
3.561%, 11/01/2021	110	114
3.535%, 11/04/2024 (C)	300	300
3.245%, 05/06/2022	950	947
2.521%, 01/15/2020	2,000	2,013
2.248%, 11/01/2016	159	163
1.846%, 05/05/2017	429	435
1.375%, 11/06/2017	132	131
Burlington Resources
8.200%, 03/15/2025	400	540
Canadian Natural Resources
7.200%, 01/15/2032	150	194
6.450%, 06/30/2033	200	243
5.700%, 05/15/2017	228	251
Canadian Oil Sands
6.000%, 04/01/2042 (B)	783	885
Cenovus Energy
4.450%, 09/15/2042	77	73
3.000%, 08/15/2022	45	44
Chevron
3.191%, 06/24/2023	95	98
2.355%, 12/05/2022	160	155
2.193%, 11/15/2019	1,360	1,370
Cimarex Energy
4.375%, 06/01/2024	1,790	1,768
CNOOC Finance 2013
3.000%, 05/09/2023	253	242
1.125%, 05/09/2016	200	200
CNOOC Nexen Finance
1.625%, 04/30/2017	2,125	2,122
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/2024	292	304
Conoco Funding
6.950%, 04/15/2029	995	1,338
ConocoPhillips
6.000%, 01/15/2020	460	540
5.750%, 02/01/2019	50	57
4.300%, 11/15/2044	690	709
4.150%, 11/15/2034	2,330	2,368
3.350%, 11/15/2024 (C)	825	836
2.875%, 11/15/2021	1,090	1,097
Continental Resources
4.900%, 06/01/2044	1,000	917
4.500%, 04/15/2023	1,750	1,785
3.800%, 06/01/2024	60	57

92	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Devon Energy
6.300%, 01/15/2019	$330	$381
5.600%, 07/15/2041	1,480	1,673
4.750%, 05/15/2042	157	159
3.250%, 05/15/2022 (C)	2,490	2,493
Devon Financing
7.875%, 09/30/2031	520	717
Diamond Offshore Drilling
4.875%, 11/01/2043 (C)	683	585
Ecopetrol
7.375%, 09/18/2043	645	759
5.875%, 05/28/2045	2,000	1,980
4.125%, 01/16/2025	167	163
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/2020	3,327	3,817
4.300%, 05/01/2024 (C)	1,505	1,505
4.100%, 11/15/2015	1,520	1,563
Encana
6.500%, 05/15/2019	250	291
5.150%, 11/15/2041	2,525	2,627
Energy Transfer Partners
8.250%, 11/15/2029	4,295	6,158
6.500%, 02/01/2042	350	399
2.342%, 11/01/2066 (A)	485	446
Eni
5.700%, 10/01/2040 (B)	900	988
EnLink Midstream Partners
5.050%, 04/01/2045	1,070	1,079
Enterprise Products Operating
4.850%, 03/15/2044	1,020	1,066
Enterprise Products Operating LLC
5.100%, 02/15/2045	32	34
4.950%, 10/15/2054	55	56
3.900%, 02/15/2024	99	102
3.750%, 02/15/2025	1,294	1,315
2.550%, 10/15/2019	104	104
EOG Resources
4.100%, 02/01/2021	300	322
2.625%, 03/15/2023	88	85
Florida Gas Transmission LLC (B)
7.900%, 05/15/2019	1,850	2,253
3.875%, 07/15/2022	2,170	2,241
Halliburton
6.150%, 09/15/2019	300	351
Hess
8.125%, 02/15/2019	1,020	1,236
7.875%, 10/01/2029	215	286
Kerr-McGee
7.875%, 09/15/2031	100	135
6.950%, 07/01/2024	2,835	3,504
Kinder Morgan
6.950%, 06/01/2028	2,250	2,479
5.550%, 06/01/2045	1,020	1,037
5.300%, 12/01/2034	420	428
4.300%, 06/01/2025	6,350	6,390

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kinder Morgan Energy Partners
5.000%, 08/15/2042	$375	$354
5.000%, 03/01/2043	375	358
4.150%, 02/01/2024	760	764
Nabors Industries
5.000%, 09/15/2020	310	328
National Oilwell Varco
1.350%, 12/01/2017	81	80
Newfield Exploration
5.625%, 07/01/2024	1,625	1,718
Noble Energy
5.250%, 11/15/2043	150	158
5.050%, 11/15/2044	86	86
4.150%, 12/15/2021	2,080	2,191
3.900%, 11/15/2024	1,200	1,205
Noble Holding International
5.250%, 03/15/2042 (C)	119	104
3.950%, 03/15/2022	40	38
Occidental Petroleum
3.125%, 02/15/2022	810	807
2.700%, 02/15/2023	294	284
1.750%, 02/15/2017	153	155
ONEOK Partners
2.000%, 10/01/2017	1,175	1,181
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,421
Petrobras Global Finance
6.250%, 03/17/2024 (C)	2,284	2,341
4.875%, 03/17/2020	1,420	1,403
4.375%, 05/20/2023	196	181
3.000%, 01/15/2019 (C)	1,025	974
Petrobras International Finance
7.875%, 03/15/2019	200	220
6.750%, 01/27/2041	300	294
6.125%, 10/06/2016	700	731
5.750%, 01/20/2020	1,127	1,155
5.375%, 01/27/2021	6,160	6,133
Petro-Canada
7.875%, 06/15/2026	100	137
6.800%, 05/15/2038	250	328
6.050%, 05/15/2018	260	296
Petroleos Mexicanos
6.625%, 06/15/2035	5,602	6,554
6.375%, 01/23/2045	5,248	6,022
5.500%, 06/27/2044 (B)	300	309
4.875%, 01/18/2024	81	85
4.250%, 01/15/2025 (B)	74	75
3.500%, 01/30/2023	2,155	2,083
2.378%, 04/15/2025	1,740	1,744
2.251%, 07/18/2018 (A)	695	717
Phillips 66
4.875%, 11/15/2044	1,480	1,507
4.300%, 04/01/2022	57	61
2.950%, 05/01/2017	76	79

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	93

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Plains All American Pipeline
3.600%, 11/01/2024	$200	$200
QEP Resources
5.375%, 10/01/2022	550	522
Rowan
5.400%, 12/01/2042	766	712
Sabine Pass LNG
7.500%, 11/30/2016 (B)	940	998
Schlumberger Investment
3.650%, 12/01/2023	164	172
3.300%, 09/14/2021 (B)	317	329
Shell International Finance
6.375%, 12/15/2038	840	1,135
4.375%, 03/25/2020	70	78
4.300%, 09/22/2019	1,000	1,105
3.625%, 08/21/2042	291	274
3.400%, 08/12/2023	2,145	2,230
3.100%, 06/28/2015	165	168
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (B)	900	922
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (B)	2,700	2,862
Southeast Supply Header LLC
4.250%, 06/15/2024 (B)	1,545	1,610
Spectra Energy Capital LLC
8.000%, 10/01/2019	702	872
5.650%, 03/01/2020	400	448
Statoil
5.250%, 04/15/2019	460	522
4.250%, 11/23/2041	80	82
3.150%, 01/23/2022	100	103
3.125%, 08/17/2017	200	210
2.900%, 11/08/2020	3,605	3,696
2.450%, 01/17/2023	159	153
2.250%, 11/08/2019	1,215	1,221
Suncor Energy
3.600%, 12/01/2024	3,729	3,762
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	1,758	1,812
5.300%, 04/01/2044	50	51
4.250%, 04/01/2024	78	81
Talisman Energy
7.750%, 06/01/2019	390	459
3.750%, 02/01/2021	1,415	1,370
TC PipeLines
4.650%, 06/15/2021	412	442
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,664
8.000%, 02/01/2016	3,205	3,457
Texas Eastern Transmission
2.800%, 10/15/2022 (B)	415	397

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tosco
8.125%, 02/15/2030	$100	$146
7.800%, 01/01/2027	210	289
Total Capital
4.125%, 01/28/2021	74	81
2.300%, 03/15/2016	300	307
Total Capital International
2.875%, 02/17/2022	138	138
2.750%, 06/19/2021	3,370	3,404
2.100%, 06/19/2019	1,145	1,153
1.550%, 06/28/2017	150	151
0.750%, 01/25/2016	45	45
TransCanada Pipelines
7.125%, 01/15/2019	200	238
6.500%, 08/15/2018	425	493
4.625%, 03/01/2034	2,405	2,507
Transocean
7.350%, 12/15/2041	33	32
6.500%, 11/15/2020 (C)	485	480
6.375%, 12/15/2021	122	122
5.050%, 12/15/2016	580	597
Valero Energy
7.500%, 04/15/2032	710	910
Weatherford International
9.875%, 03/01/2039	250	356
6.750%, 09/15/2040	200	218
6.500%, 08/01/2036	83	87
5.950%, 04/15/2042	940	918
5.125%, 09/15/2020	110	118
4.500%, 04/15/2022	762	754
Western Gas Partners
5.375%, 06/01/2021	429	479
Williams
8.750%, 03/15/2032	1,284	1,581
7.875%, 09/01/2021	1,334	1,601
7.750%, 06/15/2031	339	401
7.500%, 01/15/2031	9	10

		183,822

Financials — 11.0%
ACE INA Holdings
5.600%, 05/15/2015	380	389
3.350%, 05/15/2024	890	901
Aegon
2.549%, 07/29/2049 (A)	2,180	1,877
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (B)	450	611
Alleghany
4.900%, 09/15/2044	830	837
Allstate
3.150%, 06/15/2023	1,375	1,381
Ally Financial
5.500%, 02/15/2017	750	788

94	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express
7.000%, 03/19/2018	$500	$583
American Express Credit MTN
2.800%, 09/19/2016	389	403
2.375%, 03/24/2017	120	123
2.250%, 08/15/2019	3,165	3,186
1.750%, 06/12/2015	3,435	3,459
American Honda Finance
7.625%, 10/01/2018 (B)	150	182
2.600%, 09/20/2016 (B)	246	254
American International Group
8.175%, 05/15/2058 (A)	380	521
6.400%, 12/15/2020	945	1,134
6.250%, 03/15/2037	3,530	3,975
4.500%, 07/16/2044	660	670
American Tower‡
3.500%, 01/31/2023	1,446	1,404
3.450%, 09/15/2021	1,470	1,457
American Tower Trust I‡
1.551%, 03/15/2018 (B)	135	135
Ameriprise Financial
3.700%, 10/15/2024	560	572
Anadarko Finance
7.500%, 05/01/2031	240	318
ANZ New Zealand International MTN
3.125%, 08/10/2015 (B)	190	194
Aon
6.250%, 09/30/2040	79	98
3.500%, 09/30/2015	46	47
3.125%, 05/27/2016	235	242
Associates Corp of North America
6.950%, 11/01/2018	418	492
Assurant
2.500%, 03/15/2018	1,535	1,553
Australia & New Zealand Banking Group
4.875%, 01/12/2021 (B)	137	155
4.500%, 03/19/2024 (B)	1,600	1,650
3.250%, 03/01/2016 (B)	200	207
2.400%, 11/23/2016 (B)	453	466
0.302%, 10/29/2049 (A)	1,400	886
AvalonBay Communities MTN‡
3.950%, 01/15/2021	1,500	1,600
Bank of America MTN
7.625%, 06/01/2019 (C)	175	213
6.875%, 04/25/2018	980	1,138
6.500%, 08/01/2016	5,375	5,837
6.400%, 08/28/2017 (C)	1,600	1,799
6.100%, 06/15/2017	6,825	7,566
6.000%, 09/01/2017	1,750	1,949
5.750%, 12/01/2017	235	262
5.700%, 05/02/2017	1,870	2,035
5.650%, 05/01/2018 (C)	1,350	1,510
5.625%, 10/14/2016	7,865	8,488
5.625%, 07/01/2020	555	636

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.420%, 03/15/2017	$4,530	$4,899
5.000%, 05/13/2021	75	84
5.000%, 01/21/2044	3,130	3,429
4.875%, 04/01/2044	1,830	1,987
4.500%, 04/01/2015	5,460	5,531
4.250%, 10/22/2026 (C)	1,639	1,649
4.200%, 08/26/2024	3,720	3,796
4.100%, 07/24/2023	452	476
4.000%, 04/01/2024	5,440	5,688
3.300%, 01/11/2023 (C)	1,313	1,314
1.500%, 10/09/2015	5,090	5,120
0.534%, 06/15/2017 (A)	2,710	2,686
0.514%, 06/15/2016 (A)	2,700	2,689
Bank of Montreal MTN
2.550%, 11/06/2022	511	497
1.400%, 09/11/2017	689	693
Bank of New York Mellon MTN
4.600%, 01/15/2020	160	178
3.550%, 09/23/2021	144	151
3.400%, 05/15/2024	5,665	5,805
3.250%, 09/11/2024	270	273
3.100%, 01/15/2015	125	125
2.950%, 06/18/2015 (C)	500	507
2.400%, 01/17/2017	398	409
Bank of Nova Scotia
3.400%, 01/22/2015	478	480
1.650%, 10/29/2015 (B)	355	359
1.375%, 12/18/2017	300	299
Bank of Tokyo-Mitsubishi UFJ (B)
3.850%, 01/22/2015	317	319
2.350%, 02/23/2017	295	302
2.350%, 09/08/2019	4,805	4,808
Barclays Bank
6.050%, 12/04/2017 (B)	850	943
5.000%, 09/22/2016 (C)	4,970	5,327
2.500%, 09/21/2015 (B)	365	371
2.250%, 05/10/2017 (B) (C)	221	227
0.563%, 08/07/2049 (A)	380	247
BB&T MTN
6.850%, 04/30/2019	115	138
5.250%, 11/01/2019	400	451
3.950%, 04/29/2016	555	579
Bear Stearns
7.250%, 02/01/2018	3,430	3,998
6.400%, 10/02/2017	3,370	3,810
4.650%, 07/02/2018	3,000	3,261
Berkshire Hathaway
3.750%, 08/15/2021 (C)	488	525
2.200%, 08/15/2016	75	77
Berkshire Hathaway Finance
5.400%, 05/15/2018 (C)	400	451
2.450%, 12/15/2015	187	191
BlackRock
6.250%, 09/15/2017	570	645

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	95

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.500%, 03/18/2024	$80	$82
3.375%, 06/01/2022	100	104
Blackstone Holdings Finance LLC
5.875%, 03/15/2021 (B)	1,180	1,377
BNP Paribas
4.250%, 10/15/2024 (C)	760	773
2.375%, 09/14/2017	1,490	1,523
Boston Properties‡
3.800%, 02/01/2024	129	132
BPCE (B)
5.700%, 10/22/2023	710	761
5.150%, 07/21/2024	1,550	1,607
Branch Banking & Trust
5.625%, 09/15/2016	325	351
Caisse Centrale Desjardins
2.550%, 03/24/2016 (B)	581	596
Canadian Imperial Bank of Commerce
2.600%, 07/02/2015 (B)	1,000	1,013
Capital One
2.400%, 09/05/2019	2,700	2,697
Capital One Bank USA
3.375%, 02/15/2023	300	298
Capital One Financial
4.750%, 07/15/2021	375	415
3.500%, 06/15/2023	814	819
Caterpillar Financial Services MTN
7.150%, 02/15/2019 (C)	250	301
5.850%, 09/01/2017	580	652
2.850%, 06/01/2022	155	155
CC Holdings GS V LLC
3.849%, 04/15/2023	245	244
CDP Financial
4.400%, 11/25/2019 (B)	300	333
Charles Schwab
3.225%, 09/01/2022	100	102
Chase Capital VI
0.857%, 08/01/2028 (A)	1,050	895
Citigroup
8.500%, 05/22/2019	600	756
8.125%, 07/15/2039	400	608
6.125%, 05/15/2018	440	500
6.010%, 01/15/2015	1,574	1,584
6.000%, 08/15/2017	4,345	4,846
5.875%, 01/30/2042	550	683
5.850%, 08/02/2016	300	323
5.500%, 02/15/2017	11,465	12,432
5.500%, 09/13/2025	1,370	1,531
5.375%, 08/09/2020 (C)	2,072	2,370
5.300%, 05/06/2044	300	321
4.700%, 05/29/2015	1,488	1,518
4.587%, 12/15/2015	6	6
4.500%, 01/14/2022	151	165
4.300%, 11/20/2026	2,370	2,393
3.750%, 06/16/2024	1,405	1,444

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.500%, 05/15/2023	$1,080	$1,063
3.375%, 03/01/2023	181	183
2.650%, 03/02/2015	997	1,002
2.500%, 09/26/2018	395	402
1.700%, 07/25/2016	1,750	1,767
1.550%, 08/14/2017	2,480	2,479
1.250%, 01/15/2016	29	29
0.783%, 08/25/2036 (A)	3,239	2,530
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,504
CME Group
3.000%, 09/15/2022	400	407
CNA Financial
5.875%, 08/15/2020	274	316
5.850%, 12/15/2014	200	200
Comerica
3.000%, 09/16/2015	145	148
Commonwealth Bank of Australia
5.000%, 10/15/2019 (B)	900	1,012
2.250%, 03/16/2017 (B)	378	388
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/2049 (A) (B)	2,043	2,641
5.800%, 09/30/2110 (B)	300	343
5.750%, 12/01/2043	710	834
4.625%, 12/01/2023 (C)	2,060	2,183
4.500%, 01/11/2021	300	332
3.200%, 03/11/2015 (B)	700	705
Countrywide Financial
6.250%, 05/15/2016	300	321
Credit Agricole
8.375%, 12/31/2049 (A) (B)	3,250	3,786
Credit Suisse NY
6.000%, 02/15/2018	990	1,111
3.625%, 09/09/2024	3,685	3,761
3.000%, 10/29/2021	960	960
0.553%, 08/24/2015 (A)	6,000	6,001
0.469%, 04/10/2015 (A)	2,500	2,503
Crown Castle Towers LLC
3.214%, 08/15/2015 (B)	290	295
DDR‡
4.625%, 07/15/2022	1,810	1,937
3.375%, 05/15/2023	1,750	1,704
Deutsche Bank
3.700%, 05/30/2024	453	463
1.350%, 05/30/2017	2,440	2,436
DnB Boligkreditt
2.100%, 10/14/2015 (B)	1,057	1,076
Equity Commonwealth‡
6.650%, 01/15/2018	255	281
5.875%, 09/15/2020	95	105
ERAC USA Finance LLC
5.600%, 05/01/2015 (B)	90	92
4.500%, 08/16/2021 (B)	175	191

96	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ERP Operating‡
5.750%, 06/15/2017	$500	$555
5.125%, 03/15/2016	1,000	1,054
4.625%, 12/15/2021	236	260
Farmers Exchange Capital
7.200%, 07/15/2048 (B)	1,788	2,269
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	5,120	5,683
Federal Realty Investment Trust‡
3.950%, 01/15/2024	830	872
3.000%, 08/01/2022	600	598
Fifth Third Bank
2.875%, 10/01/2021	200	200
1.450%, 02/28/2018	248	247
First Chicago NBD Institutional Capital I
0.783%, 02/01/2027 (A)	3,750	3,195
First Industrial MTN
7.500%, 12/01/2017	1,765	2,017
FMR LLC
6.450%, 11/15/2039 (B)	250	324
Ford Motor Credit LLC
8.125%, 01/15/2020	620	776
7.000%, 04/15/2015	4,000	4,091
5.875%, 08/02/2021	3,110	3,616
5.000%, 05/15/2018	206	225
4.207%, 04/15/2016	401	417
3.984%, 06/15/2016	555	578
3.000%, 06/12/2017	1,173	1,209
General Electric Capital MTN
6.875%, 01/10/2039	2,230	3,091
6.750%, 03/15/2032	150	201
6.375%, 11/15/2067 (A)	4,915	5,298
6.150%, 08/07/2037	1,875	2,384
6.000%, 08/07/2019	920	1,081
5.875%, 01/14/2038 (C)	1,310	1,627
5.625%, 09/15/2017	800	894
5.625%, 05/01/2018 (C)	4,483	5,079
5.550%, 05/04/2020	590	684
5.500%, 01/08/2020	480	555
5.400%, 02/15/2017 (C)	1,800	1,971
5.375%, 10/20/2016	1,500	1,626
5.300%, 02/11/2021	1,753	2,003
4.650%, 10/17/2021	140	157
4.625%, 01/07/2021	3,640	4,072
4.375%, 09/16/2020	60	66
2.300%, 04/27/2017	600	618
2.250%, 11/09/2015	180	183
2.100%, 12/11/2019	356	361
0.712%, 08/15/2036 (A) (C)	3,035	2,676
0.612%, 05/05/2026 (A)	1,600	1,496
Glitnir HF (B) (E)
7.451%, 09/14/2016 (D)	500	—
6.693%, 06/15/2016	4,480	—
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	13,260	9,895

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goldman Sachs Group MTN
7.500%, 02/15/2019	$1,520	$1,822
6.750%, 10/01/2037	4,697	5,817
6.250%, 02/01/2041	2,905	3,643
6.150%, 04/01/2018	8,510	9,638
6.000%, 06/15/2020	2,795	3,238
5.950%, 01/18/2018	1,190	1,335
5.750%, 10/01/2016 (C)	1,505	1,630
5.375%, 03/15/2020	540	609
5.250%, 07/27/2021	9,760	11,006
3.850%, 07/08/2024	605	617
3.625%, 02/07/2016	470	485
3.625%, 01/22/2023	178	181
0.632%, 07/22/2015 (A)	45	45
HBOS MTN
6.750%, 05/21/2018 (B)	5,100	5,731
HCP‡
6.300%, 09/15/2016	940	1,025
6.000%, 01/30/2017	2,313	2,544
5.375%, 02/01/2021	105	118
3.875%, 08/15/2024 (C)	4,506	4,569
2.625%, 02/01/2020	1,004	998
Health Care‡
6.500%, 03/15/2041	1,650	2,103
5.250%, 01/15/2022	1,825	2,029
4.950%, 01/15/2021	6,340	6,973
4.700%, 09/15/2017	225	244
4.500%, 01/15/2024 (C)	183	193
Healthcare Realty Trust‡
6.500%, 01/17/2017	85	94
5.750%, 01/15/2021	60	67
Healthcare Trust of America Holdings‡
3.375%, 07/15/2021	975	981
Highwoods Properties‡
7.500%, 04/15/2018	1,339	1,563
Hongkong & Shanghai Banking
0.438%, 07/22/2049 (A)	195	131
HSBC Bank
4.750%, 01/19/2021 (B) (C)	400	447
4.125%, 08/12/2020 (B)	261	284
3.500%, 06/28/2015 (B)	123	125
3.100%, 05/24/2016 (B)	4,770	4,944
1.500%, 05/15/2018 (B)	327	325
0.600%, 06/29/2049 (A)	1,160	777
HSBC Finance
6.676%, 01/15/2021	1,615	1,916
5.500%, 01/19/2016	600	632
HSBC Holdings
5.250%, 03/14/2044 (C)	1,130	1,252
5.100%, 04/05/2021	201	228
4.875%, 01/14/2022	300	336
4.250%, 03/14/2024	3,260	3,388
4.000%, 03/30/2022	490	524

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	97

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC USA
2.375%, 02/13/2015	$1,846	$1,853
2.375%, 11/13/2019	3,060	3,079
Hyundai Capital America
2.125%, 10/02/2017 (B)	650	657
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	1,200	1,164
ING Bank (B)
5.800%, 09/25/2023	3,145	3,531
3.750%, 03/07/2017	457	482
2.500%, 10/01/2019	3,220	3,263
2.000%, 09/25/2015	200	202
Intercontinental Exchange
2.500%, 10/15/2018	151	155
International Lease Finance
6.750%, 09/01/2016 (B)	5,590	5,995
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	3,370	3,358
3.625%, 08/12/2015 (B)	940	955
3.125%, 01/15/2016	860	877
2.375%, 01/13/2017	1,839	1,863
Invesco Finance
4.000%, 01/30/2024	171	180
Jefferies Group
8.500%, 07/15/2019	55	68
6.875%, 04/15/2021	35	41
6.450%, 06/08/2027	590	668
6.250%, 01/15/2036	400	423
3.875%, 11/09/2015	171	175
John Deere Capital
5.750%, 09/10/2018	300	343
2.250%, 04/17/2019	930	942
1.700%, 01/15/2020	405	395
1.200%, 10/10/2017	196	196
JPMorgan Chase
6.400%, 05/15/2038	385	503
6.000%, 07/05/2017	3,365	3,739
6.000%, 10/01/2017	9,155	10,258
4.850%, 02/01/2044	945	1,034
4.500%, 01/24/2022	750	823
4.350%, 08/15/2021	510	555
3.625%, 05/13/2024	6,540	6,712
3.450%, 03/01/2016	1,015	1,048
3.375%, 05/01/2023	1,340	1,319
2.200%, 10/22/2019	1,985	1,978
0.564%, 06/13/2016 (A)	4,250	4,241
JPMorgan Chase Capital XXIII
1.232%, 05/15/2047 (A)	4,697	3,769
Kaupthing Bank
7.125%, 05/19/2016 (B) (D) (E)	12,000	1
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	1,370	1,353
Lazard Group
6.850%, 06/15/2017	2,910	3,271

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lazard Group LLC
4.250%, 11/14/2020	$1,505	$1,602
Liberty Mutual Group (B)
5.000%, 06/01/2021	95	104
4.850%, 08/01/2044	960	944
Lincoln National
4.850%, 06/24/2021	58	64
Lloyds Bank MTN
5.800%, 01/13/2020 (B)	200	233
Lloyds Banking Group
4.500%, 11/04/2024	1,490	1,505
M&T Bank
6.875%, 12/29/2049	3,540	3,611
Macquarie Bank (B)
5.000%, 02/22/2017	652	702
1.610%, 10/27/2017 (A)	3,000	3,003
Macquarie Group (B)
6.250%, 01/14/2021	675	779
6.000%, 01/14/2020	225	256
Manufacturers & Traders Trust
6.625%, 12/04/2017	250	286
Markel
4.900%, 07/01/2022	905	990
3.625%, 03/30/2023	645	649
Marsh & McLennan
3.500%, 03/10/2025	155	156
Massachusetts Mutual Life Insurance (B)
8.875%, 06/01/2039	1,650	2,623
5.375%, 12/01/2041 (C)	66	76
MassMutual Global Funding II (B)
3.125%, 04/14/2016	100	103
2.500%, 10/17/2022	363	354
2.100%, 08/02/2018	105	106
2.000%, 04/05/2017	120	122
MetLife
7.717%, 02/15/2019	1,750	2,144
6.400%, 12/15/2036	4,360	4,848
1.903%, 12/15/2017	805	810
Metropolitan Life Global Funding I (B)
3.875%, 04/11/2022	1,125	1,192
3.650%, 06/14/2018	490	522
1.500%, 01/10/2018	2,997	3,001
Mid-America Apartments‡
4.300%, 10/15/2023	1,175	1,237
3.750%, 06/15/2024	1,590	1,602
Mizuho Bank
3.600%, 09/25/2024 (B)	400	407
Morgan Stanley MTN
7.300%, 05/13/2019	1,275	1,531
6.625%, 04/01/2018	6,010	6,912
5.950%, 12/28/2017	550	618
5.750%, 10/18/2016	190	206
5.750%, 01/25/2021	235	271

98	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.625%, 09/23/2019 (C)	$2,170	$2,473
5.550%, 04/27/2017	514	563
5.500%, 07/28/2021	200	229
5.450%, 01/09/2017	350	379
5.375%, 10/15/2015	1,585	1,650
4.750%, 03/22/2017	300	322
4.350%, 09/08/2026	1,520	1,541
3.750%, 02/25/2023	179	184
3.700%, 10/23/2024 (C)	3,197	3,246
2.375%, 07/23/2019	2,995	2,990
0.681%, 10/18/2016 (A)	2,500	2,491
Murray Street Investment Trust I
4.647%, 03/09/2017 (F)	2,730	2,913
National Australia Bank (B)
3.750%, 03/02/2015	455	459
3.000%, 07/27/2016	1,000	1,036
National Bank of Canada
2.200%, 10/19/2016 (B)	4,350	4,465
National Capital Trust II
5.486%, 12/29/2049 (A) (B)	40	40
National City
4.900%, 01/15/2015	400	402
National City Bank MTN
5.800%, 06/07/2017	525	581
0.603%, 06/07/2017 (A)	3,000	2,985
Nationwide Financial Services
5.300%, 11/18/2044 (B)	1,470	1,502
Nationwide Mutual Insurance (B)
9.375%, 08/15/2039	460	719
5.810%, 12/15/2024 (A)	4,407	4,402
New York Life Global Funding (B)
3.000%, 05/04/2015	400	405
2.150%, 06/18/2019	293	295
2.100%, 01/02/2019	1,625	1,642
New York Life Insurance
6.750%, 11/15/2039 (B)	1,355	1,856
Nomura Holdings
6.700%, 03/04/2020	298	355
4.125%, 01/19/2016	150	155
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (B)	3,600	3,622
Nordea Bank (B)
4.875%, 05/13/2021	2,085	2,281
1.625%, 05/15/2018	500	498
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	2,470	3,126
Oversea-Chinese Banking
1.625%, 03/13/2015 (B)	200	201
PACCAR Financial MTN
1.600%, 03/15/2017	164	166
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (B)	170	182
Pacific Life Insurance
9.250%, 06/15/2039 (B)	560	887

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PNC Bank
6.875%, 04/01/2018	$250	$291
2.950%, 01/30/2023	850	836
2.400%, 10/18/2019	2,140	2,164
2.250%, 07/02/2019	1,600	1,609
0.800%, 01/28/2016	297	298
PNC Funding
5.125%, 02/08/2020	340	385
2.700%, 09/19/2016	88	91
Post Apartment Homes
4.750%, 10/15/2017	70	76
Pricoa Global Funding I MTN
1.600%, 05/29/2018 (B)	150	149
Principal Life Global Funding I
5.050%, 03/15/2015 (B)	750	760
Private Export Funding
4.375%, 03/15/2019	4,660	5,157
2.125%, 07/15/2016	4,760	4,874
Prudential Financial MTN
4.600%, 05/15/2044	325	333
Prudential Holdings (B)
8.695%, 12/18/2023	2,929	3,762
1.109%, 12/18/2017 (A)	3,900	3,926
Prudential Insurance of America
8.300%, 07/01/2025 (B)	600	821
Reckson Operating Partnership‡
6.000%, 03/31/2016	95	101
Royal Bank of Canada MTN
2.300%, 07/20/2016	640	656
1.200%, 09/19/2017	1,126	1,124
0.625%, 12/04/2015	2,970	2,975
0.438%, 06/29/2085 (A)	860	616
Royal Bank of Scotland
4.650%, 06/04/2018	2,280	2,392
Royal Bank of Scotland Group
6.400%, 10/21/2019	1,950	2,281
6.100%, 06/10/2023	1,650	1,796
5.125%, 05/28/2024	565	576
2.550%, 09/18/2015	850	861
Santander US Debt SAU
3.724%, 01/20/2015 (B)	1,880	1,887
Security Benefit Life Insurance
8.750%, 05/15/2016 (B)	5,200	5,592
Simon Property Group‡
10.350%, 04/01/2019	520	688
5.650%, 02/01/2020	133	154
4.375%, 03/01/2021	130	143
4.125%, 12/01/2021	108	118
Skandinaviska Enskilda Banken
1.750%, 03/19/2018 (B)	322	323
SL Green Realty‡
7.750%, 03/15/2020	2,000	2,413
SLM MTN
8.450%, 06/15/2018	530	599
3.875%, 09/10/2015	2,360	2,410

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	99

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Societe Generale
0.397%, 11/29/2049 (A)	$860	$569
SpareBank 1 Boligkreditt
1.750%, 11/15/2019 (B)	541	537
Stadshypotek
1.875%, 10/02/2019 (B) (C)	1,910	1,903
Standard Chartered (B)
5.700%, 03/26/2044	4,237	4,519
5.200%, 01/26/2024 (C)	410	436
State Street
4.956%, 03/15/2018	2,560	2,792
3.700%, 11/20/2023	308	323
3.100%, 05/15/2023	24	24
Sumitomo Mitsui Banking MTN
1.350%, 07/11/2017	2,255	2,245
Sumitomo Mitsui Financial Group
4.436%, 04/02/2024 (B)	1,035	1,081
SunTrust Banks
2.350%, 11/01/2018	39	39
Svenska Handelsbanken
3.125%, 07/12/2016	282	293
Synchrony Financial
4.250%, 08/15/2024	1,380	1,410
Tanger Properties‡
3.875%, 12/01/2023	780	798
3.750%, 12/01/2024	690	694
Teachers Insurance & Annuity Association of America (B)
6.850%, 12/16/2039	1,740	2,328
4.900%, 09/15/2044	680	727
Temasek Financial I MTN
2.375%, 01/23/2023 (B)	1,660	1,621
TIAA Asset Management Finance LLC
4.125%, 11/01/2024 (B)	85	86
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	538	554
2.200%, 07/29/2015 (B)	295	299
Toyota Motor Credit MTN
3.400%, 09/15/2021	2,690	2,831
2.750%, 05/17/2021	1,865	1,898
2.050%, 01/12/2017	215	220
1.250%, 10/05/2017	2,740	2,742
1.125%, 05/16/2017	3,075	3,076
Travelers
5.900%, 06/02/2019	145	169
Travelers Property Casualty
7.750%, 04/15/2026	300	405
UBS MTN
5.875%, 12/20/2017	303	341
5.750%, 04/25/2018	150	170
3.875%, 01/15/2015	250	251
UDR MTN‡
5.250%, 01/15/2015	75	75

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

US Bancorp MTN
4.125%, 05/24/2021	$134	$146
3.000%, 03/15/2022	67	68
2.450%, 07/27/2015	300	304
US Bank
2.125%, 10/28/2019	3,985	3,994
Ventas Realty‡
2.700%, 04/01/2020	2,950	2,941
Voya Financial
2.900%, 02/15/2018	350	360
Wachovia
5.750%, 06/15/2017	690	768
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	4,792	4,636
WEA Finance LLC (B)
3.750%, 09/17/2024	2,185	2,216
2.700%, 09/17/2019	780	787
Wells Fargo
5.625%, 12/11/2017	830	930
5.606%, 01/15/2044	1,700	1,979
5.375%, 11/02/2043	220	248
4.650%, 11/04/2044	410	417
4.600%, 04/01/2021	500	555
4.480%, 01/16/2024	1,392	1,486
3.676%, 06/15/2016	1,830	1,910
3.500%, 03/08/2022	250	261
3.450%, 02/13/2023 (C)	1,100	1,105
3.000%, 01/22/2021	3,020	3,093
1.500%, 01/16/2018	800	801
1.250%, 02/13/2015	203	203
Wells Fargo Bank MTN
6.000%, 11/15/2017	4,220	4,780
0.564%, 03/15/2016 (A)	1,200	1,201
Wells Fargo Capital X
5.950%, 12/15/2036	860	875
Westpac Banking
4.875%, 11/19/2019	604	679
2.450%, 11/28/2016 (B)	350	361
Woodbourne Capital Trust I
2.610%, 04/08/2049 (A) (B)	625	350
WR Berkley
4.625%, 03/15/2022	791	851
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	6,290	6,699

		693,967

Health Care — 1.2%
AbbVie
4.400%, 11/06/2042	3,155	3,136
2.900%, 11/06/2022	2,710	2,651
1.750%, 11/06/2017	1,197	1,203
Actavis
3.250%, 10/01/2022	112	109

100	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Actavis Funding SCS
4.850%, 06/15/2044	$775	$768
3.850%, 06/15/2024	495	493
Aetna
6.750%, 12/15/2037	60	79
4.500%, 05/15/2042	71	71
2.200%, 03/15/2019	945	947
Amgen
5.750%, 03/15/2040	237	275
5.700%, 02/01/2019	100	113
5.650%, 06/15/2042	3,435	3,991
5.150%, 11/15/2041	2,040	2,221
4.500%, 03/15/2020	84	92
3.875%, 11/15/2021	200	212
3.625%, 05/22/2024	1,860	1,878
1.250%, 05/22/2017	2,985	2,977
Catholic Health Initiatives
4.350%, 11/01/2042	190	189
Celgene
5.250%, 08/15/2043	660	733
3.625%, 05/15/2024	1,308	1,328
1.900%, 08/15/2017	337	341
CHS
8.000%, 11/15/2019	200	214
Forest Laboratories (B)
5.000%, 12/15/2021	173	188
4.375%, 02/01/2019	1,580	1,681
Gilead Sciences
4.500%, 02/01/2045	325	340
3.700%, 04/01/2024	4,025	4,201
3.500%, 02/01/2025	1,422	1,465
2.350%, 02/01/2020	1,600	1,619
GlaxoSmithKline Capital
5.650%, 05/15/2018 (C)	1,590	1,802
2.850%, 05/08/2022	410	411
Humana
7.200%, 06/15/2018	1,950	2,284
3.850%, 10/01/2024	2,530	2,551
McKesson
3.796%, 03/15/2024	890	911
Medco Health Solutions
7.125%, 03/15/2018	384	447
2.750%, 09/15/2015	135	137
Medtronic
4.450%, 03/15/2020	1,210	1,332
3.625%, 03/15/2024	2,765	2,833
Merck
2.400%, 09/15/2022	156	152
Mylan
5.400%, 11/29/2043	460	500
2.550%, 03/28/2019	1,980	1,982
1.800%, 06/24/2016	77	78
Novartis Securities Investment
5.125%, 02/10/2019	94	106

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Perrigo
4.000%, 11/15/2023	$460	$473
Perrigo Finance
4.900%, 12/15/2044	875	895
3.900%, 12/15/2024	1,405	1,417
3.500%, 12/15/2021	820	826
Pfizer
6.200%, 03/15/2019	430	503
Pharmacia
8.700%, 10/15/2021	350	450
Roche Holdings
6.000%, 03/01/2019 (B)	669	775
Teva Pharmaceutical Finance
3.650%, 11/10/2021	830	853
Teva Pharmaceutical Finance IV
3.650%, 11/10/2021	825	848
Thermo Fisher Scientific
5.300%, 02/01/2044	140	158
4.150%, 02/01/2024	172	181
3.600%, 08/15/2021	1,425	1,471
3.300%, 02/15/2022	1,815	1,831
3.200%, 03/01/2016	1,425	1,465
1.300%, 02/01/2017 (C)	1,853	1,852
UnitedHealth Group
6.875%, 02/15/2038	800	1,098
6.625%, 11/15/2037	360	480
5.800%, 03/15/2036	560	682
3.875%, 10/15/2020	870	934
3.375%, 11/15/2021	625	656
2.875%, 03/15/2023	150	149
WellPoint
5.875%, 06/15/2017	350	387
5.100%, 01/15/2044	545	593
4.625%, 05/15/2042	219	222
3.700%, 08/15/2021	290	305
3.500%, 08/15/2024	990	994
3.300%, 01/15/2023	133	133
3.125%, 05/15/2022	3,377	3,373
Wyeth
5.950%, 04/01/2037	1,980	2,474
Zoetis
4.700%, 02/01/2043	34	33
3.250%, 02/01/2023	479	468

		76,020

Industrials — 1.3%
3M
1.375%, 09/29/2016	86	87
ABB Finance USA
4.375%, 05/08/2042	227	240
2.875%, 05/08/2022	117	117
1.625%, 05/08/2017	81	82
ADT
4.875%, 07/15/2042	111	92

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	101

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.125%, 06/15/2023	$48	$44
3.500%, 07/15/2022 (C)	105	92
Air 2 US
8.027%, 10/01/2019 (B)	838	897
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (B)	134	136
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	87	93
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	5,429	5,802
BAE Systems (B)
5.800%, 10/11/2041	90	108
4.750%, 10/11/2021	3,955	4,347
BAE Systems Holdings
5.200%, 08/15/2015 (B)	360	372
Boeing
4.875%, 02/15/2020	2,440	2,770
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	280
5.650%, 05/01/2017	200	221
5.400%, 06/01/2041	200	233
4.550%, 09/01/2044 (C)	1,515	1,575
4.375%, 09/01/2042	150	150
3.850%, 09/01/2023	3,450	3,636
3.450%, 09/15/2021	435	456
3.050%, 09/01/2022	300	302
Canadian National Railway
5.850%, 11/15/2017	150	169
5.550%, 05/15/2018	385	437
Cargill (B)
7.350%, 03/06/2019	400	484
3.300%, 03/01/2022	200	207
Caterpillar
2.600%, 06/26/2022	123	122
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,935
Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	104	110
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	388	427
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	928	1,037
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	2,040	2,313
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,415	2,650

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	$120	$122
CRH America
6.000%, 09/30/2016	154	167
CSX
7.375%, 02/01/2019	460	556
4.250%, 06/01/2021	65	71
Danaher
3.900%, 06/23/2021	266	288
Deere
3.900%, 06/09/2042	64	63
2.600%, 06/08/2022	74	73
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,390	1,611
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	190	202
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	59	64
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	88	94
Eaton
7.625%, 04/01/2024	325	420
4.150%, 11/02/2042	530	519
4.000%, 11/02/2032	99	99
2.750%, 11/02/2022	2,460	2,409
1.500%, 11/02/2017	692	693
Fluor
3.375%, 09/15/2021	308	316
General Electric
5.250%, 12/06/2017	91	101
4.500%, 03/11/2044	530	575
4.125%, 10/09/2042	246	252
Hutchison Whampoa International 12 II
3.250%, 11/08/2022 (B)	294	294
Illinois Tool Works
3.900%, 09/01/2042	960	945
Ingersoll-Rand
6.391%, 11/15/2027	425	509
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.525%, 08/15/2016 (A)	1,659	1,645
John Deere Capital MTN
1.250%, 12/02/2014	122	122
Koninklijke Philips
7.200%, 06/01/2026	300	380
5.750%, 03/11/2018	100	112
3.750%, 03/15/2022	424	441
L-3 Communications
3.950%, 05/28/2024	1,190	1,193

102	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lockheed Martin
4.070%, 12/15/2042	$453	$450
3.350%, 09/15/2021	2,250	2,349
2.125%, 09/15/2016	187	191
Norfolk Southern
6.000%, 05/23/2111	527	667
3.950%, 10/01/2042	129	125
Northrop Grumman
4.750%, 06/01/2043	1,485	1,587
3.250%, 08/01/2023	7,095	7,176
Parker-Hannifin MTN
4.450%, 11/21/2044	93	97
3.300%, 11/21/2024	1,385	1,408
Penske Truck Leasing LP
2.500%, 06/15/2019 (B)	1,920	1,921
Pitney Bowes MTN
5.600%, 03/15/2018	100	110
Raytheon
3.125%, 10/15/2020	720	750
Republic Services
3.550%, 06/01/2022	125	128
Ryder System MTN
3.600%, 03/01/2016	132	136
2.500%, 03/01/2017	177	181
Union Pacific
4.875%, 01/15/2015	497	500
4.300%, 06/15/2042	100	104
4.163%, 07/15/2022	437	480
3.250%, 01/15/2025	1,340	1,361
Union Pacific Railroad, Pass-Through Trust
4.698%, 01/02/2024	126	139
United Parcel Service
3.125%, 01/15/2021	90	94
2.450%, 10/01/2022	100	98
United Parcel Service of America
8.375%, 04/01/2020	140	182
United Technologies
8.875%, 11/15/2019	400	522
5.400%, 05/01/2035	640	771
4.500%, 06/01/2042	1,210	1,308
3.100%, 06/01/2022	233	239
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	45	50
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	5,038	5,321
Valmont Industries
5.250%, 10/01/2054	790	781
Waste Management
7.125%, 12/15/2017	1,650	1,902
4.750%, 06/30/2020	299	331
3.500%, 05/15/2024	720	730

		78,548

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 0.7%
Alibaba Group Holding (B)
4.500%, 11/28/2034	$395	$400
3.600%, 11/28/2024	1,775	1,776
2.500%, 11/28/2019	2,465	2,461
Apple
4.450%, 05/06/2044	1,075	1,156
3.850%, 05/04/2043	1,750	1,702
3.450%, 05/06/2024	2,010	2,094
2.850%, 05/06/2021	4,092	4,196
2.400%, 05/03/2023	568	554
0.482%, 05/03/2018 (A)	345	345
Arrow Electronics
6.875%, 06/01/2018	270	309
6.000%, 04/01/2020	225	257
3.375%, 11/01/2015	60	61
Broadcom MTN
4.500%, 08/01/2034	305	315
Cisco Systems
5.900%, 02/15/2039	250	309
5.500%, 02/22/2016	116	123
5.500%, 01/15/2040 (C)	670	801
eBay
4.000%, 07/15/2042	84	72
3.450%, 08/01/2024	300	295
2.875%, 08/01/2021	88	87
2.600%, 07/15/2022 (C)	253	240
EMC
3.375%, 06/01/2023	190	189
Hewlett-Packard
6.000%, 09/15/2041	95	105
4.650%, 12/09/2021	45	48
4.300%, 06/01/2021	94	98
HP Enterprise Services LLC
7.450%, 10/15/2029	500	633
Intel
4.800%, 10/01/2041	630	685
3.300%, 10/01/2021	312	327
1.950%, 10/01/2016	101	103
International Business Machines
7.625%, 10/15/2018	365	444
4.000%, 06/20/2042	327	316
1.950%, 07/22/2016	126	129
1.625%, 05/15/2020	696	673
1.250%, 02/06/2017	189	190
Intuit
5.750%, 03/15/2017	765	840
Keysight Technologies
4.550%, 10/30/2024 (B)	775	775
MasterCard
3.375%, 04/01/2024	3,400	3,491
Microsoft
4.500%, 10/01/2040	61	66
3.625%, 12/15/2023	178	191

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	103

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.625%, 09/25/2015	$405	$409
0.875%, 11/15/2017	54	54
National Semiconductor
6.600%, 06/15/2017	480	545
3.950%, 04/15/2015	500	506
Oracle
6.500%, 04/15/2038	100	132
6.125%, 07/08/2039	163	207
5.750%, 04/15/2018	128	145
5.375%, 07/15/2040	97	114
5.000%, 07/08/2019	450	508
4.500%, 07/08/2044	790	835
4.300%, 07/08/2034	1,935	2,018
3.625%, 07/15/2023	84	88
3.400%, 07/08/2024	1,865	1,917
2.800%, 07/08/2021	375	380
2.375%, 01/15/2019	91	93
2.250%, 10/08/2019	4,310	4,348
1.200%, 10/15/2017	104	104
Texas Instruments
2.750%, 03/12/2021	1,435	1,449
TSMC Global
1.625%, 04/03/2018 (B)	3,415	3,387
Xerox
4.500%, 05/15/2021	80	86
2.950%, 03/15/2017	165	171

		44,352

Materials — 0.9%
Agrium
5.250%, 01/15/2045	152	161
Albemarle
5.450%, 12/01/2044	645	669
4.150%, 12/01/2024	680	693
Barrick
4.100%, 05/01/2023	4,205	4,113
3.850%, 04/01/2022	640	625
Barrick Gold
6.950%, 04/01/2019	1,530	1,760
Barrick North America Finance LLC
4.400%, 05/30/2021	700	721
BHP Billiton Finance USA
6.500%, 04/01/2019	445	528
5.000%, 09/30/2043	1,569	1,779
4.125%, 02/24/2042	147	146
3.850%, 09/30/2023	1,585	1,664
3.250%, 11/21/2021	3,010	3,114
2.050%, 09/30/2018	82	83
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	1,050	1,081
Cliffs Natural Resources
4.875%, 04/01/2021 (C)	90	58
Dow Chemical
8.550%, 05/15/2019	177	223

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.250%, 11/15/2020	$118	$127
4.125%, 11/15/2021	200	214
3.000%, 11/15/2022	3,630	3,586
E.I. du Pont de Nemours
5.600%, 12/15/2036	275	333
4.900%, 01/15/2041	125	134
1.950%, 01/15/2016	162	164
Eastman Chemical
4.650%, 10/15/2044 (C)	635	643
3.800%, 03/15/2025	1,370	1,401
2.700%, 01/15/2020	2,675	2,704
Ecolab
4.350%, 12/08/2021	420	461
1.450%, 12/08/2017	246	245
Freeport-McMoRan
5.400%, 11/14/2034	430	437
4.550%, 11/14/2024	1,365	1,371
3.100%, 03/15/2020 (C)	1,090	1,085
2.150%, 03/01/2017	404	407
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/2023	319	360
6.500%, 11/15/2020	227	247
Glencore Finance Canada (B)
5.800%, 11/15/2016	390	421
2.700%, 10/25/2017	1,900	1,934
LYB International Finance
4.875%, 03/15/2044	595	631
Monsanto
4.700%, 07/15/2064	24	25
4.200%, 07/15/2034	31	32
3.375%, 07/15/2024	200	203
2.750%, 07/15/2021	166	166
Mosaic
5.625%, 11/15/2043 (C)	560	636
5.450%, 11/15/2033	809	899
4.875%, 11/15/2041	117	119
4.250%, 11/15/2023	248	259
3.750%, 11/15/2021	98	102
Nucor
4.000%, 08/01/2023	54	57
Placer Dome
6.450%, 10/15/2035	281	306
Potash Corp of Saskatchewan
6.500%, 05/15/2019	250	296
4.875%, 03/30/2020	10	11
PPG Industries
9.000%, 05/01/2021	515	690
6.650%, 03/15/2018	645	744
Praxair
5.200%, 03/15/2017	215	235
4.625%, 03/30/2015	196	199
Rio Tinto Finance USA
9.000%, 05/01/2019	2,235	2,866
6.500%, 07/15/2018	435	502
4.125%, 05/20/2021 (C)	170	180
3.750%, 09/20/2021	370	384
3.500%, 11/02/2020	77	80

104	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rock-Tenn
4.000%, 03/01/2023	$330	$337
3.500%, 03/01/2020	570	583
Southern Copper
5.250%, 11/08/2042	3,610	3,331
Stauffer Chemical (B)
7.810%, 04/15/2018	860	431
7.587%, 04/15/2017	350	214
Union Carbide
7.750%, 10/01/2096	200	258
7.500%, 06/01/2025	200	259
Vale Overseas
8.250%, 01/17/2034	735	911
6.875%, 11/21/2036	2,958	3,228
4.375%, 01/11/2022 (C)	3,515	3,510
Xstrata Finance Canada
2.050%, 10/23/2015 (B)	2,913	2,937

		59,313

Telecommunication Services — 1.6%
21st Century Fox America
6.650%, 11/15/2037 (C)	385	505
America Movil
5.625%, 11/15/2017	1,450	1,624
5.000%, 03/30/2020	540	599
3.125%, 07/16/2022	2,237	2,218
2.375%, 09/08/2016	238	243
AT&T
6.300%, 01/15/2038	1,400	1,696
5.800%, 02/15/2019	500	572
5.500%, 02/01/2018 (C)	295	328
5.350%, 09/01/2040 (C)	1,431	1,549
4.800%, 06/15/2044 (C)	695	706
4.450%, 05/15/2021	440	479
4.350%, 06/15/2045	2,291	2,169
4.300%, 12/15/2042 (C)	1,445	1,369
3.900%, 03/11/2024 (C)	720	745
3.875%, 08/15/2021	1,660	1,746
3.000%, 02/15/2022	700	697
0.900%, 02/12/2016	184	184
BellSouth Telecommunications LLC
6.300%, 12/15/2015	75	75
Bharti Airtel International Netherlands
5.350%, 05/20/2024 (B)	805	878
British Telecommunications
5.950%, 01/15/2018	1,511	1,699
Centel Capital
9.000%, 10/15/2019	325	393
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	267
Cox Communications
5.450%, 12/15/2014	323	323
Cox Enterprises
7.375%, 07/15/2027 (B)	170	217

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deutsche Telekom International Finance
6.000%, 07/08/2019	$600	$699
2.250%, 03/06/2017 (B)	3,130	3,196
DIRECTV Holdings
6.000%, 08/15/2040	2,670	3,012
4.600%, 02/15/2021	400	435
Grupo Televisa
5.000%, 05/13/2045	725	735
GTE
8.750%, 11/01/2021	600	784
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (B)	606	619
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	201
Orange
9.000%, 03/01/2031	370	559
2.750%, 09/14/2016	140	144
Qwest
6.750%, 12/01/2021	593	683
Rogers Communications
5.450%, 10/01/2043	71	79
4.100%, 10/01/2023	133	140
Sky
3.750%, 09/16/2024 (B) (C)	1,505	1,528
Sprint Capital
8.750%, 03/15/2032	390	410
TCI Communications
7.125%, 02/15/2028	400	540
Telecom Italia Capital
7.175%, 06/18/2019	70	80
Telefonica Chile
3.875%, 10/12/2022 (B)	730	723
Telefonica Emisiones SAU
6.421%, 06/20/2016	100	108
6.221%, 07/03/2017	100	111
5.877%, 07/15/2019	464	534
5.462%, 02/16/2021	69	78
5.134%, 04/27/2020	1,296	1,448
Tencent Holdings MTN
3.375%, 05/02/2019 (B)	445	454
Thomson Reuters
4.700%, 10/15/2019	250	273
3.850%, 09/29/2024	1,753	1,775
Verizon Communications
6.550%, 09/15/2043	4,492	5,802
6.400%, 09/15/2033	4,690	5,806
5.850%, 09/15/2035	150	176
5.150%, 09/15/2023	10,710	12,040
5.050%, 03/15/2034	308	331
4.862%, 08/21/2046 (B) (C)	3,694	3,851
4.500%, 09/15/2020	529	579
4.400%, 11/01/2034 (C)	10,270	10,201
4.150%, 03/15/2024 (C)	310	327
3.500%, 11/01/2024 (C)	2,985	2,984

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	105

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.450%, 03/15/2021	$2,540	$2,631
3.000%, 11/01/2021	5,626	5,643
2.625%, 02/21/2020 (B)	82	82
2.500%, 09/15/2016	1,030	1,059
2.450%, 11/01/2022	10	9
1.350%, 06/09/2017	3,960	3,962
Verizon New England
7.875%, 11/15/2029	500	654
Vodafone Group
5.450%, 06/10/2019	226	256
2.950%, 02/19/2023	3,725	3,600
1.625%, 03/20/2017	240	241
Windstream
8.125%, 09/01/2018	365	381

		101,244

Utilities — 1.8%
AGL Capital
6.375%, 07/15/2016	200	217
5.875%, 03/15/2041	73	91
5.250%, 08/15/2019	170	191
Alabama Power
6.125%, 05/15/2038	69	92
5.875%, 12/01/2022	275	337
5.500%, 10/15/2017	810	903
4.150%, 08/15/2044	345	353
Alabama Power Capital Trust V
3.335%, 10/01/2042 (A)	100	94
Ameren Illinois
4.300%, 07/01/2044	740	769
American Electric Power
1.650%, 12/15/2017	1,977	1,987
American Water Capital
3.850%, 03/01/2024	300	319
Appalachian Power
5.950%, 05/15/2033	200	244
4.600%, 03/30/2021	150	168
Arizona Public Service
5.050%, 09/01/2041	219	251
4.500%, 04/01/2042	63	68
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,200	4,194
5.150%, 11/15/2043	530	601
3.750%, 11/15/2023	488	506
Boston Gas
4.487%, 02/15/2042 (B)	140	150
CenterPoint Energy
6.500%, 05/01/2018	271	312
CenterPoint Energy Resources
6.125%, 11/01/2017	320	361
4.500%, 01/15/2021	246	272
Cleveland Electric Illuminating
7.880%, 11/01/2017	310	365

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comision Federal de Electricidad
4.875%, 05/26/2021 (B)	$249	$268
Connecticut Light & Power
4.300%, 04/15/2044	645	680
Consolidated Edison of New York
6.650%, 04/01/2019	650	777
5.700%, 06/15/2040	154	192
4.625%, 12/01/2054	565	593
4.450%, 03/15/2044	2,475	2,592
Consumers Energy
6.700%, 09/15/2019	400	483
4.350%, 08/31/2064	550	560
2.850%, 05/15/2022	56	56
Dominion Resources
8.875%, 01/15/2019	1,595	2,009
6.400%, 06/15/2018	295	339
5.250%, 08/01/2033	1,135	1,301
4.900%, 08/01/2041	48	52
4.700%, 12/01/2044	910	945
2.500%, 12/01/2019	1,985	2,002
1.950%, 08/15/2016	56	57
DTE Electric
2.650%, 06/15/2022	66	65
Duke Energy
3.750%, 04/15/2024	860	898
3.550%, 09/15/2021	722	757
Duke Energy Carolinas LLC
6.000%, 01/15/2038	48	62
5.100%, 04/15/2018	385	431
4.300%, 06/15/2020	195	215
4.250%, 12/15/2041	120	125
3.900%, 06/15/2021	200	217
Duke Energy Florida
3.850%, 11/15/2042	1,360	1,335
Duke Energy Progress
5.300%, 01/15/2019	400	453
3.000%, 09/15/2021	111	114
2.800%, 05/15/2022	121	121
Duquesne Light Holdings
6.400%, 09/15/2020 (B)	1,525	1,796
Electricite de France
6.000%, 01/22/2114 (B)	1,170	1,329
Enel Finance International
5.125%, 10/07/2019 (B)	500	558
Entergy Louisiana LLC
6.500%, 09/01/2018	500	590
Exelon
5.625%, 06/15/2035	2,065	2,384
Exelon Generation LLC
6.200%, 10/01/2017 (C)	159	179
5.750%, 10/01/2041	86	96
4.000%, 10/01/2020	588	619
FirstEnergy
4.250%, 03/15/2023	2,040	2,074
2.750%, 03/15/2018	650	657

106	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FirstEnergy, Ser C
7.375%, 11/15/2031	$4,905	$5,948
Florida Power & Light
5.950%, 10/01/2033	150	196
5.125%, 06/01/2041	197	235
Great Plains Energy
4.850%, 06/01/2021	27	30
Indiana Michigan Power
7.000%, 03/15/2019	170	203
Ipalco Enterprises
7.250%, 04/01/2016 (B)	1,245	1,323
IPALCO Enterprises
5.000%, 05/01/2018	2,380	2,517
Jersey Central Power & Light
7.350%, 02/01/2019	500	595
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	248	276
Kansas City Power & Light
5.300%, 10/01/2041	350	404
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,671
Massachusetts Electric
5.900%, 11/15/2039 (B)	210	266
Metropolitan Edison
3.500%, 03/15/2023 (B)	5,050	5,045
MidAmerican Energy
5.300%, 03/15/2018	250	280
Nevada Power
7.125%, 03/15/2019	400	481
6.500%, 08/01/2018	290	338
5.450%, 05/15/2041	150	185
5.375%, 09/15/2040	45	55
Niagara Mohawk Power (B)
4.881%, 08/15/2019	180	200
4.278%, 10/01/2034	930	964
NiSource Finance
6.800%, 01/15/2019	3,747	4,431
5.800%, 02/01/2042	471	567
Northern States Power
6.250%, 06/01/2036	350	471
5.350%, 11/01/2039	56	69
Oncor Electric Delivery
6.800%, 09/01/2018	4,660	5,485
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	1,917
6.050%, 03/01/2034	390	490
5.800%, 03/01/2037	560	673
5.400%, 01/15/2040	156	182
4.500%, 12/15/2041	180	190
4.450%, 04/15/2042	2,443	2,518
3.250%, 09/15/2021	35	36
3.250%, 06/15/2023	715	721
PacifiCorp
6.250%, 10/15/2037	310	407

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.650%, 07/15/2018	$600	$685
5.500%, 01/15/2019	400	455
3.600%, 04/01/2024	1,655	1,724
PECO Energy
4.150%, 10/01/2044	1,985	2,077
Potomac Electric Power
3.600%, 03/15/2024	760	797
PPL Capital Funding
3.950%, 03/15/2024	805	838
Progress Energy
6.000%, 12/01/2039	200	253
PSEG Power LLC
5.500%, 12/01/2015	445	466
5.320%, 09/15/2016	126	135
5.125%, 04/15/2020	120	134
4.150%, 09/15/2021	72	76
2.750%, 09/15/2016	1,055	1,085
Public Service Electric & Gas MTN
5.375%, 11/01/2039	97	121
4.000%, 06/01/2044	840	840
3.650%, 09/01/2042	113	107
3.050%, 11/15/2024	735	739
2.700%, 05/01/2015	135	136
Public Service of Colorado
4.300%, 03/15/2044	475	512
Public Service of New Hampshire
3.500%, 11/01/2023	960	1,001
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,576
Public Service of Oklahoma
5.150%, 12/01/2019	220	248
Puget Energy
6.000%, 09/01/2021	2,095	2,456
San Diego Gas & Electric
6.000%, 06/01/2026	400	501
3.950%, 11/15/2041	41	41
Sempra Energy
9.800%, 02/15/2019	100	130
6.500%, 06/01/2016	135	146
6.000%, 10/15/2039	170	213
2.875%, 10/01/2022	140	136
South Carolina Electric & Gas
4.500%, 06/01/2064	52	55
Southern
2.150%, 09/01/2019	1,920	1,918
1.950%, 09/01/2016	130	132
Southern California Edison
6.650%, 04/01/2029	200	264
5.500%, 03/15/2040	170	213
4.650%, 04/01/2015	200	203
3.500%, 10/01/2023	1,015	1,068
Southern California Gas
4.450%, 03/15/2044	1,287	1,389
Southern Power
5.150%, 09/15/2041	44	50

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	107

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern Star Central Gas Pipeline
6.000%, 06/01/2016 (B)	$655	$692
Southwestern Electric Power
6.450%, 01/15/2019	672	788
3.550%, 02/15/2022	600	619
Southwestern Public Service
8.750%, 12/01/2018	300	378
Virginia Electric and Power
5.400%, 04/30/2018	695	783
4.650%, 08/15/2043	1,475	1,627
4.450%, 02/15/2044	515	550
2.950%, 01/15/2022	1,470	1,493
Wisconsin Electric Power
3.650%, 12/15/2042	183	180
2.950%, 09/15/2021	14	14

		114,239

Total Corporate Obligations (Cost $1,473,993) ($ Thousands)		1,541,391

ASSET-BACKED SECURITIES — 10.1%

Automotive — 1.3%
Ally Auto Receivables Trust, Ser 2010- 5, Cl A4
1.750%, 03/15/2016	671	672
Ally Auto Receivables Trust, Ser 2011- 1, Cl A4
2.230%, 03/15/2016	753	754
Ally Auto Receivables Trust, Ser 2011- 5, Cl A4
1.320%, 07/15/2016	644	645
Ally Auto Receivables Trust, Ser 2012- 1, Cl A3
0.930%, 02/16/2016	47	47
Ally Auto Receivables Trust, Ser 2012- 2, Cl A3
0.740%, 04/15/2016	172	172
Ally Auto Receivables Trust, Ser 2013- 1, Cl A3
0.630%, 05/15/2017	389	390
Ally Auto Receivables Trust, Ser 2014- 1, Cl A2
0.480%, 02/15/2017	2,145	2,144
Ally Auto Receivables Trust, Ser 2014- 1, Cl A4
1.530%, 04/15/2019	7,933	7,960
Ally Auto Receivables Trust, Ser 2014- 2, Cl A4
1.840%, 01/15/2020	911	921
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	93	93

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	$94	$94
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	144	144
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	113	113
Avis Budget Rental Car Funding LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	2,770	2,807
Avis Budget Rental Car Funding LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	2,666	2,657
Avis Budget Rental Car Funding LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	590	613
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (B)	1,141	1,141
Bank of The West Auto Trust, Ser 2014-1, Cl A4
1.650%, 03/16/2020 (B)	1,105	1,105
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (B)	273	274
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	729	731
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	729	733
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	4,777	4,783
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	1,301	1,315
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.585%, 11/20/2015 (A)	112	112

108	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	$714	$723
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	1,785	1,793
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	2,428	2,449
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	1,680	1,687
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	1,411	1,422
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A1
0.456%, 06/20/2016 (A)	2,795	2,794
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/2018	2,575	2,582
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	736	741
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A3
1.480%, 11/20/2018	2,361	2,367
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	295	296
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.160%, 09/15/2016	223	224
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (B)	505	505
CFC, Ser 2014-2A, Cl A
1.440%, 11/16/2020 (B)	912	909
Chrysler Capital Auto Receivables Trust, Ser 2014-BA, Cl A3
1.270%, 05/15/2019 (B)	795	798
CPS Auto Receivables Trust, Ser 2013- D, Cl A
1.540%, 07/16/2018 (B)	828	831

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CPS Auto Receivables Trust, Ser 2014- A, Cl A
1.210%, 08/15/2018 (B)	$308	$308
CPS Auto Receivables Trust, Ser 2014- C, Cl A
1.310%, 02/15/2019 (B)	885	883
CPS Auto Receivables Trust, Ser 2014- C, Cl C
3.770%, 08/17/2020 (B)	167	166
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/2018 (B)	141	144
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (B)	151	155
CPS Auto Trust, Ser 2012-A, Cl A
2.780%, 06/17/2019 (B)	68	69
CPS Auto Trust, Ser 2012-B, Cl A
2.520%, 09/16/2019 (B)	438	444
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (B)	294	296
CPS Auto Trust, Ser 2012-D, Cl A
1.480%, 03/16/2020 (B)	196	196
Credit Acceptance Auto Loan Trust, Ser 2012-2A, Cl A
1.520%, 03/16/2020 (B)	471	472
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (B)	87	87
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	845	845
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl C
3.260%, 12/16/2019 (B)	135	134
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A
1.320%, 01/15/2019 (B)	1,170	1,169
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	142	142
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	71	71
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (B)	486	486
Flagship Credit Auto Trust, Ser 2014-2, Cl B
2.840%, 11/16/2020 (B)	178	178
Flagship Credit Auto Trust, Ser 2014-2, Cl C
3.950%, 12/15/2020 (B)	88	88

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	109

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2013-B, Cl A3
0.570%, 10/15/2017	$1,995	$1,995
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (B)	7,172	7,245
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,653	2,701
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	2,066	2,070
GLC Trust, Ser 2014-A, Cl A
3.000%, 07/15/2021 (B)	1,287	1,279
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A4
0.970%, 04/16/2018	56	56
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A3
0.770%, 05/15/2017	1,780	1,784
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A2
0.410%, 09/21/2016	1,117	1,117
Honda Auto Receivables Owner Trust, Ser 2014-4, Cl A4
1.460%, 10/15/2020	610	610
Huntington Auto Trust, Ser 2012-1, Cl A3
0.810%, 09/15/2016	45	45
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	61	61
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/2018	921	926
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	175	176
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.570%, 08/15/2017 (B)	458	461
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	132	132
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	31	31
Toyota Auto Receivables Owner Trust, Ser 2014-B, Cl A2
0.400%, 12/15/2016	4,363	4,361

		81,924

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 1.3%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/2018	$4,287	$4,293
American Express Credit Account Master Trust, Ser 2012-5, Cl A
0.590%, 05/15/2018	2,772	2,773
American Express Credit Account Master Trust, Ser 2013-2, Cl A
0.575%, 05/17/2021 (A)	768	768
American Express Issuance Trust II, Ser 2013-2, Cl A
0.512%, 08/15/2019 (A)	3,056	3,065
BA Credit Card Trust, Ser 2007-A4, Cl A4
0.573%, 11/15/2019 (A)	2,141	2,128
BA Credit Card Trust, Ser 2014-A2, Cl A
0.425%, 09/16/2019 (A)	2,346	2,345
BA Credit Card Trust, Ser 2014-A3, Cl A
0.195%, 01/15/2020 (A)	3,909	3,909
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A
1.480%, 07/15/2020	3,375	3,395
Chase Issuance Trust, Ser 2012-A4, Cl A4
1.580%, 08/16/2021	1,911	1,879
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	1,973	1,973
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.575%, 07/15/2020 (A)	3,582	3,590
Chase Issuance Trust, Ser 2013-A7, Cl A
1.570%, 09/15/2020 (A)	2,645	2,652
Chase Issuance Trust, Ser 2013-A9, Cl A
0.575%, 11/16/2020 (A)	6,328	6,341
Chase Issuance Trust, Ser 2014-A5, Cl A5
0.525%, 04/15/2021 (A)	961	958
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.586%, 09/10/2020 (A)	6,420	6,433
Citibank Credit Card Issuance Trust, Ser 2014-A3, Cl A3
0.356%, 05/09/2018 (A)	7,146	7,146
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/2021	14,717	14,875

110	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discover Card Execution Note Trust, Ser 2013-A5, Cl A5
1.040%, 04/15/2019	$2,725	$2,735
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.585%, 07/15/2021 (A)	2,172	2,177
Discover Card Execution Note Trust, Ser 2014-A5, Cl A
1.390%, 04/15/2020	4,541	4,553
MBNA Credit Card Master Note Trust, Ser 2004-A3, Cl A3
0.415%, 08/16/2021 (A)	3,354	3,338

		81,326

Mortgage Related Securities — 0.8%
Aames Mortgage Trust, Ser 2002-1, Cl A3
6.504%, 06/25/2032	46	45
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A1
0.390%, 09/25/2035 (A)	3,474	3,458
AFC Trust, Ser 2000-1, Cl 2A
0.795%, 03/25/2030 (A)	1,545	1,006
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W5, Cl AV2
1.195%, 04/25/2034 (A)	1,113	1,052
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/2035	495	500
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.812%, 06/25/2035 (A)	28	27
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
1.128%, 12/15/2033 (A)	2,177	2,084
Asset-Backed Securities Home Equity Loan Trust, Ser 2005-HE6, Cl M2
0.665%, 07/25/2035 (A)	737	730
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE12, Cl 1A3
0.545%, 12/25/2035 (A)	4,488	4,474
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.525%, 08/25/2035 (A)	1,678	1,667

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Centex Home Equity, Ser 2003-B, Cl AF4
3.735%, 02/25/2032	$96	$97
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (A)	45	45
Centex Home Equity, Ser 2006-A, Cl AV4
0.852%, 06/25/2036 (A)	75	67
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036	2,954	3,098
Credit Suisse First Boston Mortgage Securities, Ser 2004-CF2, Cl 1M1
5.250%, 01/25/2043 (B)	6,310	6,525
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
0.975%, 09/15/2029 (A)	310	284
EMC Mortgage Loan Trust, Ser 2002- AA, Cl A1
1.095%, 05/25/2039 (A) (B)	398	380
GSAA Trust, Ser 2005-6, Cl A3
0.525%, 06/25/2035 (A)	2,851	2,725
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.315%, 01/20/2036 (A)	3,438	3,418
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A2
0.336%, 01/20/2036 (A)	41	40
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.306%, 03/20/2036 (A)	151	150
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.356%, 03/20/2036 (A)	118	117
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.356%, 11/20/2036 (A)	362	362
JPMorgan Mortgage Acquisition, Ser 05-OPT1, Cl M1
0.605%, 06/25/2035 (A)	3,919	3,888
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.502%, 07/25/2034 (A) (B)	108	108
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.525%, 06/25/2035 (A)	1,127	1,122
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.335%, 08/25/2036 (A)	1,036	509
Morgan Stanley ABS Capital I Trust, Ser 2005-WMC3, Cl M4
1.085%, 03/25/2035 (A)	5,500	5,382

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	111

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.522%, 09/25/2035 (A)	$4,263	$4,235
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	402	404
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	107	107
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (B)	86	84
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	156	157
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.505%, 04/25/2037 (A) (B)	509	448
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A2
0.522%, 06/25/2037 (A)	121	71
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF2, Cl A3
0.302%, 07/25/2036 (A)	196	195
Structured Asset Securities, Ser 2005- NC1, Cl A11
4.422%, 02/25/2035	254	254
Structured Asset Security Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	210	209
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	496	509
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	1,143	1,149

		51,182

Other Asset-Backed Securities — 6.7%
321 Henderson Receivables I LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (B)	1,135	1,201
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.955%, 12/27/2022 (A) (B)	429	432
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.955%, 12/26/2044 (A) (B)	719	717
Access Group, Ser 2006-1, Cl A2
0.345%, 08/25/2023 (A)	1,764	1,752

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	$5,962	$5,966
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	6,890	6,892
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.646%, 10/15/2019 (A)	4,035	4,035
ALM VII, Ser 2012-7A, Cl A1
1.651%, 10/19/2024 (A) (B)	4,350	4,334
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R5, Cl M1
0.585%, 07/25/2035 (A)	292	291
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R6, Cl A2
0.355%, 08/25/2035 (A)	4	4
AMMC CLO XIV, Ser 2014-14A, Cl A1L
1.680%, 07/27/2026 (A) (B)	2,300	2,287
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.835%, 01/25/2032 (A)	283	263
Apidos CLO XVI, Ser 2014-16A, Cl B
3.031%, 01/19/2025 (A) (B)	1,750	1,682
Apidos CLO XVIII, Ser 2014-18A, Cl A1
1.643%, 07/22/2026 (A) (B)	1,500	1,488
Arrowpoint CLO, Ser 2014-2A, Cl A1L
1.735%, 03/12/2026 (A) (B)	1,900	1,891
Ascentium Equipment Receivables LLC, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (B)	54	54
AXIS Equipment Finance Receivables II LLC, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (B)	348	348
Babson CLO, Ser 2014-IIA, Cl A
1.656%, 10/17/2026 (A) (B)	1,000	993
Ballyrock CLO, Ser 2014-1A, Cl A1
1.711%, 10/20/2026 (A) (B)	1,620	1,620
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.555%, 08/25/2043 (A)	2,688	2,650
BlueMountain CLO, Ser 2013-1A, Cl A1
3.028%, 05/15/2025 (A) (B)	3,850	3,807

112	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.855%, 12/26/2035 (A)	$4,038	$4,066
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.433%, 02/25/2035 (A)	4,835	5,006
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.038%, 02/25/2030 (A)	2,408	2,423
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.234%, 10/27/2036 (A)	3,520	3,561
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
0.585%, 02/25/2031 (A) (B)	1,517	1,441
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (B)	299	299
Carlyle Global Market Strategies CLO, Ser 2013-4A, Cl A1
1.704%, 10/15/2025 (A) (B)	500	498
Carlyle Global Market Strategies CLO, Ser 2013-4A, Cl C
3.034%, 10/15/2025 (A) (B)	1,000	974
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.131%, 10/15/2021 (A) (B)	867	867
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.555%, 09/25/2035 (A)	1,945	1,926
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	2,242	2,313
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	1	1
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.297%, 11/25/2034	500	514
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	495	501
CIFC Funding, Ser 2014-3A, Cl A
1.642%, 07/22/2026 (A) (B)	500	498
CIT Education Loan Trust, Ser 2007-1, Cl A
0.324%, 03/25/2042 (A) (B)	3,255	3,105
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036	6,465	6,552

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.029%, 03/25/2037	$990	$963
CNH Equipment Trust, Ser 2011-A, Cl A4
2.040%, 10/17/2016	132	133
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	60	60
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	123	123
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	750	750
Concord Funding LLC, Ser 2012-2, Cl A
3.145%, 01/15/2017 (B)	1,350	1,350
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	138	138
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	9	9
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (A)	85	88
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.815%, 04/25/2032 (A)	47	32
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.752%, 06/25/2033 (A)	115	98
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.692%, 12/25/2034 (A)	4,763	4,507
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.625%, 02/25/2036 (A)	6,306	6,269
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.304%, 10/25/2046 (A)	185	159
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.352%, 07/25/2036 (A) (B)	299	242
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
0.545%, 10/25/2047 (A)	685	597

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	113

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.355%, 02/25/2037 (A) (B)	$766	$511
Covenant Credit Partners CLO, Ser 2014-1A, Cl A
1.714%, 07/20/2026	500	497
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	74	72
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.767%, 12/25/2036	558	392
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
3.767%, 12/25/2036	1,112	870
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.465%, 05/25/2046 (A) (B)	8,568	7,358
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.455%, 02/15/2034 (A)	366	326
Educational Funding of the South, Ser 2011-1, Cl A2
0.884%, 04/25/2035 (A)	3,542	3,532
EFS Volunteer No. 2 LLC, Ser 2012-1, Cl A2
1.505%, 03/25/2036 (A) (B)	2,500	2,563
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.052%, 04/25/2033 (A) (B)	4,600	4,660
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (A)	111	112
FFMLT Trust, Ser 2005-FF8, Cl A2D
0.535%, 09/25/2035 (A)	847	844
First Franklin Mortgage Loan Trust, Ser 2004-FF7, Cl A5
1.155%, 09/25/2034 (A)	34	34
Flatiron CLO, Ser 2013-1A, Cl B
2.978%, 01/17/2026 (A) (B)	950	913
Flatiron CLO, Ser 2014-1A, Cl A1
1.607%, 07/17/2026 (A) (B)	3,510	3,483
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (B)	2,395	2,418
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	830	840

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	$3,800	$3,811
GCAT, Ser 2014-1A, Cl A1
3.228%, 07/25/2019 (A) (B)	940	942
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	466	466
GE Equipment Midticket LLC, Ser 2012-1, Cl A4
0.780%, 09/22/2020	300	301
Global SC Finance II SRL, Ser 2014- 1A, Cl A2
3.090%, 07/17/2029 (B)	4,070	4,035
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044 (B)	225	224
Green Tree Financial, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	2,252	2,378
Green Tree Financial, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	1,876	1,982
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.652%, 02/20/2032 (A)	775	710
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.652%, 03/13/2032 (A)	1,250	1,130
GSAMP Trust, Ser 2006-HE2, Cl A3
2.978%, 03/25/2046 (A)	8,000	7,279
Higher Education Funding I, Ser 2014- 1, Cl A
1.283%, 05/25/2034 (A) (B)	3,619	3,632
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (B)	2,614	2,588
HLSS Servicer Advance Receivables Trust, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	730	730
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	539	535
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl B2
1.744%, 01/16/2046 (B)	182	182
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl AT1
1.244%, 01/17/2045 (B)	1,180	1,179

114	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (B)	$444	$440
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.335%, 02/25/2036 (A)	1,197	1,115
ING IM CLO, Ser 2014-1A, Cl A1
1.731%, 04/18/2026 (A) (B)	3,900	3,883
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	2,242	2,389
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (B)	2,881	2,909
JGWPT XXXIII LLC, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (B)	1,350	1,349
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/2019	581	581
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.285%, 11/25/2036 (A)	3,110	3,093
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl MV1
0.382%, 11/25/2036 (A)	3,725	3,434
Kondaur Mortgage Asset Trust, Ser 2013-1, Cl A
4.458%, 08/25/2052 (A) (B)	8	8
Latitude CLO II, Ser 2006-2A, Cl A2
0.564%, 12/15/2018 (A) (B)	1,612	1,603
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	210	224
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
0.950%, 02/25/2035 (A)	8,006	7,761
Madison Avenue Manufactured Housing Contract Trust, Ser 2002-A, Cl M2
2.402%, 03/25/2032 (A)	122	122
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,869	3,052
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	440	461
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (B)	5,080	5,346
National Collegiate Student Loan Trust, Ser 2004-2, Cl A4
2.463%, 11/27/2028 (A)	1,158	1,144

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (B)	$337	$337
Nationstar Agency Advance Funding Trust, Ser 2013-T2A, Cl AT2
1.892%, 02/18/2048 (B)	232	228
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.462%, 03/27/2023 (A)	1,388	1,386
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.662%, 06/25/2031 (A)	5,330	5,300
Navient Student Loan Trust, Ser 2014-2, Cl A
0.795%, 03/25/2043 (A)	7,182	7,150
Navient Student Loan Trust, Ser 2014-3, Cl A
0.775%, 03/25/2043 (A)	7,185	7,142
Navient Student Loan Trust, Ser 2014-4, Cl A
0.832%, 03/25/2043 (A)	5,167	5,136
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.600%, 04/25/2023 (A)	2,442	2,442
Navient Student Loan Trust, Ser 2014-8, Cl B
1.655%, 07/26/2049 (A)	134	130
Navient Student Loan Trust, Ser 2014-AA, Cl A2A
2.740%, 02/15/2029 (B)	4,024	4,022
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.414%, 10/27/2036 (A)	2,187	2,166
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.344%, 10/25/2033 (A)	1,361	1,324
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.353%, 12/24/2035 (A)	4,000	3,911
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.323%, 11/23/2022 (A)	725	724
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.314%, 10/26/2026 (A)	3,034	3,028
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.243%, 11/27/2018 (A)	173	173
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.955%, 04/25/2046 (A) (B)	1,025	1,036

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	115

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.105%, 11/25/2043 (A) (B)	$3,735	$3,750
Neuberger Berman CLO, Ser 2014-16A, Cl A1
1.701%, 04/15/2026 (A) (B)	1,060	1,055
Normandy Mortgage Loan LLC, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (B)	1,374	1,372
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A) (B)	1,500	1,500
NYMT Residential, Ser 2013-RP3A
4.850%, 09/25/2018 (B)	768	768
Oak Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A1
3.475%, 04/25/2054 (B)	1,142	1,142
Oak Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A2
4.000%, 04/25/2054 (B)	343	332
Octagon Investment Partners XI, Ser 2007-1X, Cl A1B
0.495%, 08/25/2021 (A)	3,433	3,377
OHA Loan Funding, Ser 2014-1A, Cl A1
1.762%, 10/20/2026 (A) (B)	3,000	2,993
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.395%, 05/15/2032 (A)	1	1
OZLM VIII, Ser 2014-8A, Cl A1A
1.715%, 10/17/2026 (A) (B)	2,000	1,989
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WCW1, Cl M2
1.175%, 09/25/2034 (A)	454	450
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WCW2, Cl M1
1.082%, 10/25/2034 (A)	14	14
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WWF1, Cl M2
0.947%, 12/25/2034 (A)	1,962	1,963
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCH1, Cl M2
0.675%, 01/25/2036 (A)	2,753	2,740

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW2, Cl A2D
2.436%, 07/25/2035 (A)	$6,796	$6,761
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW2, Cl M1
0.312%, 07/25/2035 (A)	7,350	7,245
Popular ABS Mortgage Pass-Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	38	38
Progreso Receivables Funding I LLC, Ser 2013-A, Cl A
4.000%, 07/09/2018 (B)	500	504
Progreso Receivables Funding II LLC, Ser 2014-A, Cl A
3.500%, 07/08/2019 (B)	1,000	1,001
Race Point CLO, Ser 2012-7A, Cl A
1.657%, 11/08/2024 (A) (B)	4,500	4,485
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	3
RAMP Trust, Ser 2003-RS10, Cl AI6
5.860%, 11/25/2033	555	594
RAMP Trust, Ser 2003-RS11, Cl AI6A
5.858%, 12/25/2033	447	481
RAMP Trust, Ser 2005-EFC5, Cl A3
0.492%, 10/25/2035 (A)	50	49
RAMP Trust, Ser 2006-RZ1, Cl A3
0.452%, 03/25/2036 (A)	726	707
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	2,470	2,690
Saranac CLO II, Ser 2014-2A, Cl B
2.282%, 02/20/2025 (A) (B)	1,750	1,690
Selene Non-Performing Loans LLC, Ser 2014-1A, Cl A
2.981%, 05/25/2054 (B)	303	300
Shackleton CLO, Ser 2013-4A, Cl B1
2.230%, 01/13/2025 (A) (B)	4,300	4,177
Shackleton CLO, Ser 2013-4A, Cl C
3.230%, 01/13/2025 (A) (B)	750	727
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.583%, 05/15/2028 (A)	961	961

116	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (B)	$2,757	$2,847
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.805%, 07/15/2022 (A) (B)	912	912
SLM Private Education Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (B)	669	687
SLM Private Education Loan Trust, Ser 2014-A, Cl A1
0.755%, 07/15/2022 (A) (B)	801	802
SLM Private Education Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (B)	1,128	1,143
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	4,251	4,231
SLM Student Loan Trust, Ser 2003-12, Cl B
0.824%, 03/15/2038 (A)	1,864	1,721
SLM Student Loan Trust, Ser 2003-4, Cl A5A
0.984%, 03/15/2033 (A) (B)	60	60
SLM Student Loan Trust, Ser 2003-4, Cl A5D
0.984%, 03/15/2033 (A) (B)	1,949	1,949
SLM Student Loan Trust, Ser 2004-8, Cl B
0.694%, 01/25/2040 (A)	492	449
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.734%, 04/25/2024 (A) (B)	6,759	6,761
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.334%, 04/25/2025 (A)	343	342
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.434%, 07/27/2026 (A)	1,380	1,404
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.384%, 10/25/2029 (A)	3,799	3,662
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.354%, 01/27/2025 (A)	2,071	2,067
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.404%, 01/25/2041 (A)	4,250	3,992
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.334%, 01/25/2021 (A)	2,551	2,509
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.304%, 04/25/2022 (A)	64	64

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2006-8, Cl A6
0.394%, 01/25/2041 (A)	$4,250	$3,876
SLM Student Loan Trust, Ser 2007-2, Cl B
0.404%, 07/25/2025 (A)	934	842
SLM Student Loan Trust, Ser 2007-6, Cl B
1.084%, 04/27/2043 (A)	1,077	992
SLM Student Loan Trust, Ser 2008-2, Cl B
1.434%, 01/25/2029 (A)	1,155	1,070
SLM Student Loan Trust, Ser 2008-3, Cl B
1.434%, 04/25/2029 (A)	1,155	1,077
SLM Student Loan Trust, Ser 2008-4, Cl B
2.084%, 04/25/2029 (A)	1,155	1,165
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.534%, 01/25/2018 (A)	628	632
SLM Student Loan Trust, Ser 2008-5, Cl B
2.084%, 07/25/2029 (A)	1,155	1,185
SLM Student Loan Trust, Ser 2008-6, Cl B
2.084%, 07/25/2029 (A)	1,155	1,155
SLM Student Loan Trust, Ser 2008-7, Cl B
2.084%, 07/25/2029 (A)	1,155	1,160
SLM Student Loan Trust, Ser 2008-8, Cl B
2.484%, 10/25/2029 (A)	1,155	1,218
SLM Student Loan Trust, Ser 2008-9, Cl B
2.484%, 10/25/2029 (A)	1,155	1,224
SLM Student Loan Trust, Ser 2010-1, Cl A
0.555%, 03/25/2025 (A)	364	364
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.355%, 10/25/2034 (A)	495	506
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.902%, 05/26/2026 (A)	1,094	1,099
SLM Student Loan Trust, Ser 2012-6, Cl B
1.155%, 04/27/2043 (A)	1,862	1,737
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.415%, 10/16/2023 (A) (B)	1,317	1,321
SLM Student Loan Trust, Ser 2012-E, Cl A2B
0.632%, 06/15/2045 (A) (B)	3,176	3,268

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	117

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2013-1, Cl B
1.955%, 11/25/2043 (A)	$487	$488
SLM Student Loan Trust, Ser 2013-2, Cl B
1.655%, 06/25/2043 (A)	373	365
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.455%, 05/26/2020 (A)	3,000	2,992
SLM Student Loan Trust, Ser 2013-3, Cl B
1.655%, 09/25/2043 (A)	768	750
SLM Student Loan Trust, Ser 2013-4, Cl A
0.702%, 06/25/2027 (A)	2,880	2,864
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.552%, 10/26/2020 (A)	1,216	1,217
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.652%, 02/25/2021 (A)	633	633
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.532%, 07/26/2021 (A)	1,946	1,943
SLM Student Loan Trust, Ser 2014-2, Cl A3
0.745%, 03/26/2029 (A)	2,179	2,192
Sound Point CLO V, Ser 2014-1A, Cl B1
2.134%, 04/18/2026 (A) (B)	2,100	2,016
SpringCastle America Funding LLC, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (B)	2,835	2,838
SpringCastle America Funding LLC, Ser 2014-AA, Cl B
4.610%, 10/25/2027 (B)	600	602
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (B)	2,800	2,819
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	933	934
SPST, Ser 2013-1, Cl A
1.740%, 02/25/2015	1,000	1,000
Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (B)	89	89
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (B)	333	334
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
0.752%, 05/25/2035 (A)	7,135	7,125

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF4, Cl A4
0.652%, 11/25/2035 (A)	$1,244	$1,241
Sunset Mortgage Loan, Ser 2014- NPL2, Cl A
3.721%, 11/16/2044 (B)	2,000	2,000
Trade MAPS 1, Ser 2013-1A, Cl A
0.857%, 12/10/2018 (A) (B)	3,109	3,112
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.555%, 10/15/2015 (A) (B)	1,190	1,197
Trafigura Securitisation Finance, Ser 2014-1A, Cl A
1.105%, 10/15/2021 (A) (B)	957	957
Truman Capital Mortgage Loan Trust, Ser 2014-NPL1, Cl A1
4.250%, 07/25/2053 (B)	835	834
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A1
3.125%, 06/25/2054 (B)	1,072	1,071
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A2
4.250%, 06/25/2054	301	295
Truman Capital Mortgage Loan Trust, Ser 2014-NPL3, Cl A1
3.125%, 04/25/2053 (B)	1,013	1,012
Venture XV CLO, Ser 2013-15A, Cl B1
2.284%, 07/15/2025 (A) (B)	800	780
Venture XV CLO, Ser 2013-15A, Cl C
3.331%, 07/15/2025 (A) (B)	1,050	1,027
Venture XVI CLO, Ser 2014-16A, Cl A1L
1.731%, 04/15/2026 (A) (B)	4,020	4,005
VOLT XX LLC, Ser 2013-NPL6, Cl A1
3.625%, 03/25/2054 (B)	615	617
VOLT XXIII LLC, Ser 2014-NPL2, Cl A1
3.625%, 11/25/2053 (B)	757	759
VOLT XXIV LLC, Ser 2014-NPL3, Cl A1
3.250%, 11/25/2053 (B)	1,571	1,573
VOLT XXVI LLC, Ser 2014-NPL6, Cl A1
3.125%, 09/25/2043 (B)	1,338	1,336
VOLT, Ser 2014-3A, Cl A1
3.250%, 05/25/2054	288	288
VOLT, Ser 2014-NPL1, Cl A1
3.625%, 10/27/2053	747	748
VOLT, Ser 2014-NPL4, Cl A1
3.125%, 04/27/2054	1,784	1,774

118	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

VOLT, Ser 2014-NPL5, Cl A1
3.228%, 09/25/2058	$1,122	$1,120
VOLT, Ser 2014-NPL6, Cl A2
4.250%, 09/25/2043	422	413
VOLT, Ser 2014-NPL7, Cl A1
3.375%, 08/27/2057 (B)	1,472	1,470
VOLT, Ser 2014-NPL8, Cl A1
3.375%, 10/25/2054	701	701
Voya CLO, Ser 2014-4A, Cl A1
1.733%, 10/14/2026 (A) (B)	3,500	3,488
Westgate Resorts LLC, Ser 2012-1, Cl A
4.500%, 09/20/2025 (B)	162	163
Westgate Resorts LLC, Ser 2012-2A, Cl A
3.000%, 01/20/2025 (B)	344	346
Westgate Resorts LLC, Ser 2012-3A, Cl A
2.500%, 03/20/2025 (B)	276	277

		418,005

Total Asset-Backed Securities (Cost $624,914) ($ Thousands)		632,437

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
FAMC
2.375%, 07/22/2015	170	172
2.125%, 09/15/2015	175	178
FFCB
1.500%, 11/16/2015	7,830	7,924
0.209%, 02/27/2017 (A)	7,130	7,139
0.173%, 09/14/2016 (A)	7,370	7,374
FHLB
5.500%, 07/15/2036	200	269
0.875%, 05/24/2017	100	100
0.750%, 05/26/2015 (F)	7,510	7,494
0.075%, 02/06/2015 (H)	13,280	13,278
0.063%, 01/14/2015 (H)	20,940	20,938
0.060%, 02/18/2015 (H)	13,300	13,298
FHLMC
6.750%, 03/15/2031	1,240	1,831
5.625%, 11/23/2035	1,581	1,661
0.040%, 01/12/2015 (H)	20,650	20,649
FICO STRIPS, PO
9.800%, 04/06/2018	7,590	9,725
9.700%, 04/05/2019	5,100	6,848
8.600%, 09/26/2019	5,655	7,420
1.579%, 04/05/2019	1,000	931
1.524%, 06/06/2019	470	433
1.470%, 03/07/2019	1,450	1,346
1.386%, 11/02/2018	9,315	8,736
1.350%, 08/03/2018 to 08/03/2018	9,280	8,805
1.315%, 05/11/2018	8,920	8,502

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.302%, 04/06/2018	$2,920	$2,793
1.281%, 02/08/2018	960	921
0.000%, 11/30/2017 to 09/26/2019	9,050	8,489
FNMA
6.250%, 05/15/2029	3,730	5,185
3.909%, 06/01/2017	1,500	1,468
2.625%, 09/06/2024	1,458	1,470
2.305%, 10/09/2019	27,035	24,425
0.000%, 05/15/2030	1,800	1,061
Residual Funding Principal STRIPS
2.012%, 07/15/2020	14,780	13,171
1.684%, 10/15/2020	2,500	2,219
Resolution Funding STRIPS
1.711%, 01/15/2021	1,029	903
1.521%, 10/15/2019	6,700	6,124
Tennessee Valley Authority
5.880%, 04/01/2036	1,550	2,084
5.250%, 09/15/2039	498	623
4.625%, 09/15/2060	231	258
3.875%, 02/15/2021	3,090	3,413
2.875%, 09/15/2024	4,030	4,082
Tennessee Valley Authority Generic STRIPS
5.741%, 07/15/2028	1,500	939
Tennessee Valley Authority Principal STRIPS, PO
0.000%, 11/01/2025	1,000	711

Total U.S. Government Agency Obligations (Cost $226,774) ($ Thousands)		235,390

SOVEREIGN DEBT — 1.7%
African Development Bank
8.800%, 09/01/2019	700	888
Andina de Fomento
3.750%, 01/15/2016	564	584
Brazilian Government International Bond
5.000%, 01/27/2045 (C)	915	906
Bundesschatzanweisungen
2.875%, 08/21/2022	950	912
Federal Republic of Brazil
4.250%, 01/07/2025	1,160	1,174
FMS Wertmanagement AoeR
1.000%, 11/21/2017	1,660	1,658
Inter-American Development Bank
4.375%, 01/24/2044	500	593
3.875%, 10/28/2041	1,358	1,457
Israel Government AID Bond
5.500%, 09/18/2033	1,000	1,315
3.460%, 11/01/2024	1,000	756
2.963%, 02/15/2025	1,000	747

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	119

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Japan Finance Organization for Municipalities
4.000%, 01/13/2021	$3,600	$3,992
Mexico Government International Bond
3.600%, 01/30/2025	1,560	1,564
Province of Manitoba Canada
3.050%, 05/14/2024	1,120	1,158
Province of Ontario Canada
0.950%, 05/26/2015	1,000	1,004
Province of Quebec Canada
7.500%, 07/15/2023	260	352
6.350%, 01/30/2026	270	347
2.625%, 02/13/2023	5,600	5,589
Republic of Colombia
5.625%, 02/26/2044	6,830	7,752
Republic of Indonesia
5.875%, 01/15/2024 (B)	1,264	1,458
5.875%, 03/13/2020	190	213
4.875%, 05/05/2021	500	536
3.750%, 04/25/2022 (B)	360	362
3.750%, 04/25/2022	500	502
Republic of Paraguay
6.100%, 08/11/2044 (B) (C)	900	958
Republic of Poland
4.000%, 01/22/2024	9,764	10,352
Republic of Slovakia
4.375%, 05/21/2022 (B)	2,990	3,256
Republic of Slovenia
5.850%, 05/10/2023 (B)	655	745
5.500%, 10/26/2022 (B)	1,426	1,594
5.250%, 02/18/2024 (B)	2,605	2,865
Republic of South Africa
5.875%, 09/16/2025 (C)	4,750	5,427
Republic of Turkey
7.500%, 11/07/2019	300	357
7.000%, 03/11/2019	370	428
6.250%, 09/26/2022	859	993
5.750%, 03/22/2024 (C)	4,605	5,176
5.625%, 03/30/2021	562	624
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	4,740	5,190
South Africa Government International Bond
5.375%, 07/24/2044	288	306
United Mexican States MTN
6.050%, 01/11/2040	394	481
5.750%, 10/12/2110	3,462	3,694
5.550%, 01/21/2045	21,303	24,605
4.750%, 03/08/2044 (C)	1,098	1,133
4.000%, 10/02/2023	316	332
3.500%, 01/21/2021	690	712

Total Sovereign Debt (Cost $97,268) ($ Thousands)		105,047

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.7%
Brazos, Higher Education Authority, Ser 2006-2, Cl A9, RB
0.243%, 12/26/2024 (A)	$1,183	$1,163
City of Chicago, Ser B, GO
6.314%, 01/01/2044	2,690	2,804
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,775	4,761
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	180	234
City of New York, Build America Project, GO
5.047%, 10/01/2024	4,000	4,552
City of New York, Build America Project, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,387
County of Clark, Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/2045	1,330	1,905
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,310	1,891
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	1,689	2,407
New York State, Dormitory Authority, RB
5.600%, 03/15/2040	280	354
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,524	2,147
Northstars Education Finance Authority, RB
0.985%, 01/29/2046 (A)	50	49
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	1,119	1,187
Ohio State, American Municipal Power, RB
7.499%, 02/15/2050	495	730
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/2040	490	595
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	2,350	2,379
State of South Carolina, Student Loan, Ser A-2, Cl A2, RB
0.347%, 12/01/2020 (A)	1,972	1,962

120	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of California, Build America Project, GO
7.600%, 11/01/2040	$1,165	$1,790
7.300%, 10/01/2039	40	58
6.650%, 03/01/2022	70	87
State of Illinois, Build America Project, GO
6.200%, 07/01/2021	1,500	1,675
State of Illinois, GO
7.350%, 07/01/2035	230	269
5.877%, 03/01/2019	635	706
5.100%, 06/01/2033	4,600	4,531
4.950%, 06/01/2023	3,724	3,898
4.350%, 06/01/2018	60	63
Virginia State, Housing Development Authority, Ser C, RB
6.000%, 06/25/2034	261	283

Total Municipal Bonds (Cost $38,792) ($ Thousands)		44,867

U.S. TREASURY OBLIGATIONS — 27.1%
U.S. Treasury Bills (G) (H)
0.038%, 03/19/2015	335	335
U.S. Treasury Bonds
8.750%, 08/15/2020	6,550	9,083
8.500%, 02/15/2020	1,000	1,349
8.000%, 11/15/2021	1,000	1,400
6.625%, 02/15/2027	300	436
6.375%, 08/15/2027	200	288
6.250%, 05/15/2030	400	592
6.125%, 11/15/2027	250	354
6.125%, 08/15/2029	178	258
5.500%, 08/15/2028	200	271
5.375%, 02/15/2031	2,950	4,063
5.250%, 02/15/2029	200	266
5.000%, 05/15/2037	2,950	4,096
4.500%, 02/15/2036	2,250	2,921
4.500%, 05/15/2038	450	584
4.375%, 02/15/2038	5,450	6,943
4.375%, 11/15/2039	500	639
3.750%, 11/15/2043	28,192	32,861
3.625%, 08/15/2043	5,035	5,741
3.625%, 02/15/2044	39,933	45,561
3.500%, 02/15/2039	4,000	4,472
3.375%, 05/15/2044	10,577	11,531
3.125%, 02/15/2042	30,700	32,089
3.125%, 02/15/2043	5,261	5,476
3.125%, 08/15/2044 (C)	88,085	91,677
3.000%, 11/15/2044	1,290	1,312
2.939%, 08/15/2023	800	658
2.875%, 05/15/2043	40,170	39,806
2.750%, 08/15/2042	46,065	44,622
2.750%, 11/15/2042	39,400	38,123

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.625%, 11/15/2020	$500	$525
2.532%, 11/15/2022	2,000	1,685
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2040	529	677
1.625%, 01/15/2015	3,141	3,133
1.375%, 02/15/2044	29,792	33,116
0.750%, 02/15/2042	5,783	5,521
0.625%, 02/15/2043	15,281	14,093
0.500%, 04/15/2015	5,519	5,489
0.125%, 04/15/2016	14,989	15,088
0.125%, 04/15/2017	6,649	6,733
0.125%, 07/15/2024	5,894	5,741
U.S. Treasury Notes
4.750%, 02/15/2037	300	403
4.500%, 05/15/2017	42,508	43,004
4.250%, 11/15/2017	26,429	28,614
3.500%, 02/15/2018	2,000	2,158
3.125%, 04/30/2017	4,636	4,909
3.125%, 05/15/2019	20,259	21,767
3.125%, 05/15/2021	2,150	2,318
2.625%, 08/15/2020	4,100	4,306
2.500%, 05/15/2024	21,377	21,980
2.375%, 08/15/2024 (C)	91,173	92,618
2.250%, 01/31/2015	610	612
2.250%, 11/30/2017	30,715	31,537
2.250%, 07/31/2021	2,255	2,309
2.250%, 11/15/2024	6,069	6,085
2.125%, 08/31/2020	1,000	1,023
2.125%, 01/31/2021	33,660	34,312
2.125%, 06/30/2021	675	686
2.125%, 08/15/2021	500	508
2.000%, 10/31/2021	9,241	9,300
2.000%, 02/15/2022	750	754
1.750%, 09/30/2019	2,088	2,113
1.750%, 05/15/2023	11,785	11,474
1.625%, 04/30/2019	170	172
1.625%, 06/30/2019	19,734	19,908
1.625%, 07/31/2019	16,638	16,773
1.625%, 08/31/2019	19,746	19,891
1.625%, 08/15/2022	750	730
1.625%, 11/15/2022	5,000	4,852
1.500%, 08/31/2018	500	506
1.500%, 01/31/2019	6,993	7,043
1.500%, 05/31/2019	10,094	10,133
1.500%, 10/31/2019	23,304	23,302
1.500%, 11/30/2019	45,530	45,489
1.375%, 02/28/2019	101,266	101,361
1.250%, 10/31/2018	900	900
1.000%, 09/15/2017	5,014	5,039
0.875%, 09/15/2016	19,100	19,260
0.875%, 08/15/2017	85,728	85,889
0.875%, 10/15/2017 (C)	65,552	65,603
0.750%, 12/31/2017	2,000	1,987

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	121

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.750%, 02/28/2018	$32,665	$32,384
0.625%, 08/31/2017	29,514	29,353
0.625%, 09/30/2017	24,528	24,361
0.500%, 07/31/2016 (C)	36,745	36,851
0.500%, 08/31/2016	63,590	63,724
0.500%, 09/30/2016	32,520	32,573
0.500%, 11/30/2016	9,176	9,177
U.S. Treasury STRIPS
6.322%, 05/15/2024	800	642
5.883%, 05/15/2026	500	374
5.564%, 05/15/2036	300	161
5.528%, 02/15/2024	75	61
5.488%, 05/15/2029	100	67
5.458%, 08/15/2024	200	159
5.175%, 08/15/2030	3,350	2,169
5.164%, 05/15/2028	300	209
5.124%, 05/15/2034	500	286
5.061%, 11/15/2024	450	354
4.832%, 11/15/2029	1,450	961
4.783%, 02/15/2030	3,650	2,400
4.451%, 02/15/2017	17,420	17,175
4.360%, 08/15/2033	1,150	674
4.227%, 11/15/2017	6,150	5,979
4.180%, 08/15/2028	2,800	1,935
4.150%, 08/15/2027	4,090	2,923
4.125%, 11/15/2026	1,150	844
4.100%, 11/15/2030	4,250	2,729
4.056%, 05/15/2043	6,020	2,530
4.010%, 05/15/2030	2,400	1,567
3.880%, 11/15/2033	3,750	2,182
3.853%, 05/15/2033	2,950	1,742
3.833%, 02/15/2033	600	357
3.743%, 05/15/2027	2,070	1,491
3.728%, 02/15/2032	1,950	1,201
3.719%, 02/15/2027	6,800	4,941
3.711%, 11/15/2031	3,215	1,997
3.689%, 02/15/2026	350	264
3.677%, 02/15/2034	1,850	1,067
3.674%, 02/15/2028	2,473	1,739
3.672%, 08/15/2031	3,400	2,128
3.636%, 02/15/2031	3,500	2,229
3.531%, 11/15/2032	3,700	2,222
3.508%, 05/15/2032	9,250	5,648
3.487%, 08/15/2020	14,150	12,777
3.374%, 08/15/2034	300	170
3.327%, 08/15/2017	3,000	2,933
3.320%, 02/15/2018	1,850	1,789
3.318%, 08/15/2032	500	303
3.289%, 08/15/2021	5,100	4,467
3.286%, 05/15/2031	2,230	1,409
3.281%, 02/15/2035	885	493
3.279%, 02/15/2016	250	249
3.122%, 02/15/2029	3,980	2,701
3.084%, 11/15/2027	20,520	14,652

Description	Face Amount ($ Thousands)/Shares/ Contracts	Market Value ($ Thousands)

3.036%, 08/15/2016	$6,150	$6,104
3.022%, 02/15/2015	200	200
2.947%, 11/15/2034	1,850	1,041
2.914%, 08/15/2029 (C)	3,500	2,336
2.913%, 05/15/2020	13,460	12,248
2.900%, 05/15/2035	1,350	748
2.858%, 11/15/2021	3,650	3,171
2.755%, 05/15/2023	5,200	4,308
2.731%, 11/15/2028	800	548
2.675%, 08/15/2022	3,000	2,548
2.638%, 02/15/2023	17,250	14,416
2.602%, 02/15/2022	16,195	13,963
2.563%, 05/15/2019	12,150	11,368
2.496%, 05/15/2022	2,500	2,139
2.477%, 08/15/2026	328	243
2.452%, 11/15/2023	500	408
2.126%, 02/15/2021	17,165	15,253
1.795%, 05/15/2021	13,265	11,690
1.761%, 08/15/2019	2,000	1,860
1.555%, 02/15/2020	1,785	1,638
1.515%, 08/15/2018	14,850	14,190
1.471%, 05/15/2018	4,000	3,845
1.021%, 11/15/2016 (C)	1,910	1,890

Total U.S. Treasury Obligations (Cost $1,646,792) ($ Thousands)		1,701,164

AFFILIATED PARTNERSHIP — 4.5%
SEI Liquidity Fund, L.P. 0.070%**† (I)	280,653,937	280,654

Total Affiliated Partnership (Cost $280,654) ($ Thousands)		280,654

CASH EQUIVALENT — 6.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	392,428,590	392,429

Total Cash Equivalent (Cost $392,429) ($ Thousands)		392,429

Total Investments — 113.6% (Cost $6,938,669) ($ Thousands)		$7,142,556

PURCHASED SWAPTIONS* — 0.0%
April 2018, 3-Month LIBOR Put,
Expires: 03/15/2018, Strike Rate: 4.500%	11,750,000	$305
April 2018, 3-Month LIBOR Put,
Expires: 03/15/2018, Strike Rate: 4.500%	11,750,000	305
February 2019, 3-Month LIBOR Put,
Expires: 01/14/2019, Strike Rate: 5.000%	8,145,000	175

122	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Contracts	Market Value ($ Thousands)

May 2018, 3-Month LIBOR Put,
Expires: 04/09/2018, Strike Rate: 4.500%	13,520,000	$359

Total Purchased Swaptions (Cost $3,090) ($ Thousands)		$1,144

WRITTEN OPTIONS* — 0.0%
February 2015, U.S. 10 Year Future Option Call, Expires 01/23/2015, Strike Rate: $129	(104)	$(34)
February 2015, U.S. 10 Year Future Option Call, Expires 01/26/2015, Strike Rate: $128	(104)	(59)
February 2015, U.S. 10 Year Future Option Put, Expires 01/23/2015, Strike Rate: $124, Expires 01/23/15, Strike Price $124.00	(104)	(13)
February 2015, U.S. 10 Year Future Option Put, Expires 01/26/2015, Strike Rate: $123.50	(104)	(10)
January 2015, U.S. 10 Year Future Option Call, Expires 12/29/2015, Strike Rate: $130	(105)	(8)
January 2015, U.S. 10 Year Future Option Put, Expires 12/29/2015, Strike Rate: $124	(105)	(5)
March 2015, U.S. 10 Year Future Option Call, Expires 02/23/2015, Strike Rate: $129	(52)	(27)
November 2020, U.S. CPI Urban Consumers NSA Call, Expires: 11/23/2020, Strike Rate: Inflation 0.000%	(7,020,000)	(2)

Total Written Options (Premiums Received $263) ($ Thousands)		$(158)

WRITTEN SWAPTION* — 0.0%
February 2019, 3-Month LIBOR Put, Expires: 01/14/2019, Strike Rate: 5.000% (Premiums Received $795) ($ Thousands)	(30,730,000)	$(254)

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	312	Dec-2015	$(58)
90-Day Euro$	65	Dec-2016	80
90-Day Euro$	(65)	Dec-2017	(91)
90-Day Euro$	129	Jun-2016	146
90-Day Euro$	(583)	Jun-2018	(1,151)
Euro Future	(40)	Dec-2014	266
Euro-Bobl	(234)	Dec-2014	(229)
U.S. 10-Year Treasury Note	54	Dec-2014	77
U.S. 10-Year Treasury Note	330	Mar-2015	309
U.S. 2-Year Treasury Note	(1,660)	Mar-2015	(499)
U.S. 5-Year Treasury Note	26	Dec-2014	6
U.S. 5-Year Treasury Note	(588)	Mar-2015	(438)
U.S. 5-Year Treasury Note	1,133	Mar-2015	745
U.S. Long Treasury Bond	(1,417)	Mar-2015	(2,914)
U.S. Ultra Long Treasury Bond	50	Dec-2014	444
U.S. Ultra Long Treasury Bond	551	Mar-2015	1,654
U.S. Ultra Long Treasury Bond	(643)	Mar-2015	(2,012)

			$(3,665)

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2014, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
12/2/14-2/13/15	EUR	28,019	USD	35,028	$89
12/2/14-2/13/15	USD	26,065	EUR	20,462	(551)
2/13/15	JPY	1,108,175	USD	9,763	415

					$(47)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(38,819)	$38,271	$(548)
Barclays PLC	(11,639)	11,977	338
Citigroup	(3,200)	3,203	3
JPMorgan Chase Bank	(8,334)	8,371	37
UBS	(8,359)	8,482	123

			$(47)

For the period ended November 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	123

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

November 30, 2014

A list of the open OTC swap agreements held by the Fund at November 30, 2014 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	3.49%	3 Month USD - LIBOR	03/15/46	$8,250	$(775)
Barclays Bank PLC	2.48%	3 Month USD - LIBOR	11/15/27	4,105	(213)
Barclays Bank PLC	2.42%	3 Month USD - LIBOR	11/15/27	4,110	(175)
Barclays Bank PLC	3-Month USD -LIBOR	3.15%	03/15/26	18,410	757
Citigroup	2.71%	3 Month USD - LIBOR	08/15/42	8,210	170
Goldman Sachs	3.13%	3 Month USD - LIBOR	04/09/46	8,270	(146)
Goldman Sachs	3-Month USD -LIBOR	2.80%	04/09/26	18,340	166

					$(216)

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	Berkshire Hathaway	Sell	1.00	03/20/24	$(3,280)	$81
Goldman Sachs	Metlife	Sell	1.00	06/20/21	(1,660)	(5)
Goldman Sachs	Metlife	Sell	1.00	06/20/21	(1,900)	(5)

						$71

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2014 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3 Month USD - LIBOR	11/15/43	$5,080	$(834)

For the period ended November 30, 2014, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $6,289,659 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2014. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at November 30, 2014 (see Note 12). The total market value of securities on loan at November 30, 2014 was $273,955 ($ Thousands).

(D)	Securities considered illiquid. The total market value of such securities as of November 30, 2014 was $1 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Security in default on interest payments.

(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2014. The coupon on a step bond changes on a specified date.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(H)	The rate reported is the effective yield at time of purchase.

(I)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2014 was $280,654 ($ Thousands).

ABS — Asset-Based Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

EUR — Euro

FDIC — Federal Deposit Insurance Company

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

OTC — Over the Counter

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Re-REMIC — Real Estate Mortgage Investment Conduit

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

124	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$2,209,177	$—	$2,209,177
Corporate Obligations	—	1,540,746	645	1,541,391
Asset-Backed Securities	—	632,437	—	632,437
U.S. Government Agency Obligations	—	235,390	—	235,390
Sovereign Debt	—	105,047	—	105,047
Municipal Bonds	—	44,867	—	44,867
U.S. Treasury Obligations	—	1,701,164	—	1,701,164
Affiliated Partnership	—	280,654	—	280,654
Cash Equivalent	392,429	—	—	392,429

Total Investments in Securities	$392,429	$6,749,482	$645	$7,142,556

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$—	$1,144	$—	$1,144
Written Options	—	(158)	—	(158)
Written Swaptions	—	(254)	—	(254)
Futures Contracts*
Unrealized Appreciation	3,727	—	—	3,727
Unrealized Depreciation	(7,392)	—	—	(7,392)
Forwards Contracts *
Unrealized Appreciation	—	504	—	504
Unrealized Depreciation	—	(551)	—	(551)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,093	—	1,093
Unrealized Depreciation	—	(1,309)	—	(1,309)
Credit Default Swaps*
Unrealized Appreciation	—	81	—	81
Unrealized Depreciation	—	(10)	—	(10)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(834)	—	(834)

Total Other Financial Instruments	$(3,665)	$(294)	$—	$(3,959)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	125

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 77.0%

Consumer Discretionary — 18.0%
Academy
9.250%, 08/01/2019 (A)	$715	$763
Adelphia Communications (escrow security) (B)
10.250%, 06/15/2011	125	1
7.875%, 01/15/2009	250	2
7.750%, 05/01/2009	75	1
Adelphia Communications (escrow security) PIK, Ser B (B)
9.500%, 02/15/2004	25	—
Affinia Group
7.750%, 05/01/2021	1,810	1,860
Affinity Gaming LLC
9.000%, 05/15/2018	1,925	1,867
Air Canada
7.750%, 04/15/2021 (A)	3,235	3,413
Algeco Scotsman Global Finance (A)
10.750%, 10/15/2019	2,498	2,336
8.500%, 10/15/2018	1,055	1,089
Allegion US Holding
5.750%, 10/01/2021	1,120	1,176
Allison Transmission
7.125%, 05/15/2019 (A)	2,146	2,253
AMC Entertainment
9.750%, 12/01/2020	1,415	1,567
5.875%, 02/15/2022	1,000	1,025
American Axle & Manufacturing
7.750%, 11/15/2019	360	407
6.250%, 03/15/2021	290	307
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	1,410	1,424

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Greetings
7.375%, 12/01/2021	$390	$410
AmeriGas Finance LLC
7.000%, 05/20/2022	5,393	5,690
Beazer Homes USA
5.750%, 06/15/2019	1,560	1,494
Belo
7.750%, 06/01/2027	2,025	2,226
Bon-Ton Department Stores
8.000%, 06/15/2021	2,825	2,316
Boyd Gaming
9.000%, 07/01/2020	1,980	2,109
Burger King Worldwide
6.000%, 04/01/2022 (A)	3,010	3,085
Cablevision Systems
7.750%, 04/15/2018	4,736	5,257
5.875%, 09/15/2022	1,947	1,981
Caesars Entertainment Operating
11.250%, 06/01/2017	1,645	1,316
10.000%, 12/15/2018	788	98
9.000%, 02/15/2020	14,310	11,367
8.500%, 02/15/2020	1,595	1,248
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020 (A)	3,310	3,244
Caesars Growth Properties Holdings LLC
9.375%, 05/01/2022 (A)	1,080	956
Carmike Cinemas
7.375%, 05/15/2019	950	1,008
CCO Holdings LLC
7.375%, 06/01/2020	940	1,007
7.000%, 01/15/2019	1,205	1,255
6.625%, 01/31/2022	1,575	1,675
6.500%, 04/30/2021	4,640	4,884
5.250%, 03/15/2021	400	402
5.250%, 09/30/2022	1,210	1,204
5.125%, 02/15/2023	2,000	1,960
CCOH Safari LLC
5.750%, 12/01/2024	5,208	5,241
5.500%, 12/01/2022	1,955	1,977
Cedar Fair
5.375%, 06/01/2024 (A)	4,590	4,579
5.250%, 03/15/2021	2,000	2,010
Century Communities
6.875%, 05/15/2022 (A)	2,325	2,348
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	1,650	1,790
Chester Downs & Marina LLC
9.250%, 02/01/2020 (A)	4,555	3,974
Chinos Intermediate Holdings A
7.750%, 05/01/2019 (A)	545	515
Chrysler Group LLC
8.250%, 06/15/2021	5,445	6,071
8.000%, 06/15/2019	790	837

126	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cinemark USA
7.375%, 06/15/2021	$640	$684
5.125%, 12/15/2022	1,100	1,078
4.875%, 06/01/2023	435	414
Claire’s Stores
9.000%, 03/15/2019 (A)	2,165	2,187
8.875%, 03/15/2019	780	659
Clear Channel Communications
14.000%, 02/01/2021	2,996	2,457
9.000%, 12/15/2019	581	571
9.000%, 03/01/2021	1,030	1,004
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	1,840	1,915
6.500%, 11/15/2022	4,080	4,248
Cogeco Cable
4.875%, 05/01/2020 (A)	1,050	1,050
Columbus International
7.375%, 03/30/2021 (A)	3,305	3,553
Conn’s
7.250%, 07/15/2022 (A)	2,488	2,158
CSC Holdings LLC
8.625%, 02/15/2019	2,740	3,189
6.750%, 11/15/2021	1,000	1,109
5.250%, 06/01/2024 (A)	4,803	4,761
CST Brands
5.000%, 05/01/2023	350	353
Dana Holdings
6.750%, 02/15/2021	1,974	2,097
6.500%, 02/15/2019	520	539
6.000%, 09/15/2023	340	356
5.375%, 09/15/2021	535	556
DBP Holding
7.750%, 10/15/2020 (A)	930	832
DISH DBS
7.875%, 09/01/2019	995	1,137
6.750%, 06/01/2021	2,585	2,808
5.875%, 07/15/2022	7,449	7,701
5.875%, 11/15/2024 (A)	3,740	3,768
5.125%, 05/01/2020	35	35
5.000%, 03/15/2023	3,135	3,043
DreamWorks Animation SKG
6.875%, 08/15/2020 (A)	385	401
Eldorado Resorts LLC
8.625%, 06/15/2019 (A)	3,290	3,487
Empire Today LLC
11.375%, 02/01/2017 (A)	1,841	1,326
Ferrellgas
6.500%, 05/01/2021	2,650	2,624
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A) (B)	3,500	9
Gannett (A)
5.500%, 09/15/2024	1,960	1,987
4.875%, 09/15/2021	865	869

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Motors
6.250%, 10/02/2043	$875	$1,017
4.875%, 10/02/2023	3,090	3,275
General Motors Financial
4.250%, 05/15/2023	325	332
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	2,260	2,260
Gibson Brands
8.875%, 08/01/2018 (A)	1,436	1,386
Goodyear Tire & Rubber
8.750%, 08/15/2020	1,080	1,269
8.250%, 08/15/2020	480	515
6.500%, 03/01/2021	2,345	2,492
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	3,595	3,972
GRD Holdings III
10.750%, 06/01/2019 (A)	4,800	5,280
Guitar Center (A)
9.625%, 04/15/2020	2,525	1,660
6.500%, 04/15/2019	2,285	1,982
Gymboree
9.125%, 12/01/2018	910	332
HD Supply
11.500%, 07/15/2020	4,880	5,661
11.000%, 04/15/2020	535	613
8.125%, 04/15/2019	1,310	1,423
7.500%, 07/15/2020	1,567	1,653
5.250%, 12/15/2021 (A)	1,066	1,089
Hillman Group
6.375%, 07/15/2022 (A)	555	540
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (A)	565	593
iHeartCommunications
9.000%, 09/15/2022 (A)	5,245	5,114
Interline Brands PIK
10.000%, 11/15/2018	310	324
International Automotive Components Group
9.125%, 06/01/2018 (A)	1,705	1,799
Isle of Capri Casinos
5.875%, 03/15/2021	495	506
Jarden
6.125%, 11/15/2022	500	523
JC Penney
8.125%, 10/01/2019	885	825
6.375%, 10/15/2036	710	504
5.750%, 02/15/2018	365	336
5.650%, 06/01/2020	3,500	2,844
K Hovnanian Enterprises
8.000%, 11/01/2019 (A)	885	885
L Brands
6.950%, 03/01/2033	1,174	1,209
6.625%, 04/01/2021	1,225	1,381
5.625%, 02/15/2022	1,995	2,150
5.625%, 10/15/2023	585	636

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	127

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Landry’s
9.375%, 05/01/2020 (A)	$4,229	$4,499
Lear
5.250%, 01/15/2025	1,025	1,025
Liberty Interactive LLC
8.250%, 02/01/2030	4,555	5,022
Marina District Finance
9.875%, 08/15/2018	1,420	1,491
MDC Partners
6.750%, 04/01/2020 (A)	6,970	7,197
Media General Financing Sub
5.875%, 11/15/2022 (A)	2,744	2,758
Men’s Wearhouse
7.000%, 07/01/2022 (A)	790	812
MGM Resorts International
8.625%, 02/01/2019	200	229
7.750%, 03/15/2022	1,050	1,181
6.750%, 10/01/2020	1,620	1,746
6.625%, 12/15/2021	4,180	4,462
6.000%, 03/15/2023	9,127	9,264
5.250%, 03/31/2020	2,680	2,707
Michaels FinCo Holdings LLC
7.500%, 08/01/2018 (A)	1,241	1,266
Michaels Stores
5.875%, 12/15/2020 (A)	1,410	1,424
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	5,599	5,781
MTR Gaming Group PIK
11.500%, 08/01/2019	1,265	1,388
NCL
5.250%, 11/15/2019 (A)	250	252
Neiman Marcus Group LLC (A)
8.750%, 10/15/2021	525	566
8.000%, 10/15/2021	445	474
Netflix
5.375%, 02/01/2021	1,947	2,035
New Academy Finance LLC PIK
8.000%, 06/15/2018 (A)	1,300	1,303
New Albertsons
8.000%, 05/01/2031	4,690	4,385
7.750%, 06/15/2026	135	126
7.450%, 08/01/2029	1,940	1,756
Nexstar Broadcasting
6.875%, 11/15/2020	3,475	3,614
Nine West Holdings
8.250%, 03/15/2019	910	764
Party City Holdings
8.875%, 08/01/2020	3,050	3,286
PC Nextco Holdings LLC
8.750%, 08/15/2019	1,190	1,208
Peninsula Gaming LLC
8.375%, 02/15/2018 (A)	2,750	2,881
Petco Animal Supplies
9.250%, 12/01/2018 (A)	985	1,029

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pinnacle Entertainment
7.750%, 04/01/2022	$665	$715
7.500%, 04/15/2021	1,125	1,190
6.375%, 08/01/2021	675	704
Polymer Group
7.750%, 02/01/2019	1,134	1,179
6.875%, 06/01/2019 (A)	1,925	1,882
Quebecor Media
5.750%, 01/15/2023	1,145	1,174
Quebecor Media (escrow security) (B)
0.000%, 11/15/2013	1,800	5
0.000%, 03/15/2016	2,175	5
QVC
4.375%, 03/15/2023	2,000	1,993
Radio One
9.250%, 02/15/2020 (A)	2,430	2,321
Radio Systems
8.375%, 11/01/2019 (A)	900	978
Regal Entertainment Group
5.750%, 03/15/2022	1,285	1,224
Rent-A-Center
4.750%, 05/01/2021	1,000	830
RSI Home Products
6.875%, 03/01/2018 (A)	740	775
Sabre
8.500%, 05/15/2019 (A)	1,212	1,306
Sally Holdings LLC
5.750%, 06/01/2022	780	823
5.500%, 11/01/2023	565	593
Schaeffler Finance MTN
4.250%, 05/15/2021 (A)	400	392
Schaeffler Holding Finance
6.750%, 11/15/2022 (A)	2,190	2,310
Scientific Games International
7.000%, 01/01/2022 (A)	2,500	2,516
Seminole Tribe
6.535%, 10/01/2020 (A)	1,280	1,376
Serta Simmons Holdings LLC
8.125%, 10/01/2020 (A)	2,125	2,263
Service International
7.625%, 10/01/2018	410	460
7.500%, 04/01/2027	1,265	1,429
5.375%, 05/15/2024	415	427
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	3,755	4,234
Sinclair Television Group
6.125%, 10/01/2022	385	397
5.625%, 08/01/2024 (A)	5,272	5,140
5.375%, 04/01/2021	5,335	5,348
Sirius XM Radio (A)
6.000%, 07/15/2024	1,420	1,466
5.875%, 10/01/2020	2,000	2,115
5.750%, 08/01/2021	1,075	1,123
4.625%, 05/15/2023	2,740	2,610
4.250%, 05/15/2020	2,000	1,985

128	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Six Flags Entertainment
5.250%, 01/15/2021 (A)	$4,850	$4,862
Spanish Broadcasting System
12.500%, 04/15/2017 (A)	1,641	1,711
Station Casinos LLC
7.500%, 03/01/2021	2,073	2,187
Suburban Propane Partners
7.375%, 03/15/2020	500	520
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	4,695	4,625
Tempur Sealy International
6.875%, 12/15/2020	1,175	1,260
Time
5.750%, 04/15/2022 (A)	865	830
Toys R Us
10.375%, 08/15/2017	5,680	4,672
UCI International
8.625%, 02/15/2019	1,260	1,210
Univision Communications (A)
8.500%, 05/15/2021	1,650	1,774
7.875%, 11/01/2020	2,750	2,967
Vail Resorts
6.500%, 05/01/2019	738	769
Viking Cruises
8.500%, 10/15/2022 (A)	5,280	5,795
VTR Finance
6.875%, 01/15/2024 (A)	2,500	2,631
William Lyon Homes
7.000%, 08/15/2022 (A)	2,100	2,163
5.750%, 04/15/2019	2,155	2,160
WMG Acquisition (A)
6.750%, 04/15/2022	3,295	3,196
6.000%, 01/15/2021	698	714
5.625%, 04/15/2022	1,045	1,055
Wok Acquisition
10.250%, 06/30/2020 (A)	3,255	3,279
Wynn Las Vegas LLC
4.250%, 05/30/2023 (A)	487	469

		404,438

Consumer Staples — 7.3%
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	745	786
Albertson’s
8.700%, 05/01/2030	635	616
Albertsons Holdings LLC
7.750%, 10/15/2022 (A)	3,065	3,080
American Achievement
10.875%, 04/15/2016 (A)	4,775	4,674
APX Group
8.750%, 12/01/2020	6,850	6,028
6.375%, 12/01/2019	3,118	2,985
Aramark Services
5.750%, 03/15/2020	3,450	3,562

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Armored Autogroup
9.250%, 11/01/2018	$1,045	$1,063
Ashtead Capital
6.500%, 07/15/2022 (A)	2,140	2,295
Avis Budget Car Rental LLC
5.500%, 04/01/2023	1,892	1,911
5.125%, 06/01/2022 (A)	65	64
B&G Foods
4.625%, 06/01/2021	590	568
Big Heart Pet Brands
7.625%, 02/15/2019	1,625	1,591
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (A)	3,250	3,388
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	1,907	1,993
Central Garden and Pet
8.250%, 03/01/2018	6,180	6,118
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	1,574	1,755
Chiquita Brands International
7.875%, 02/01/2021	1,017	1,103
Constellation Brands
4.750%, 11/15/2024	675	689
3.875%, 11/15/2019	1,320	1,345
Cott Beverages
5.375%, 07/01/2022 (A)	2,352	2,234
Crestview DS Merger Sub II
10.000%, 09/01/2021	1,020	1,204
Crimson Merger Sub
6.625%, 05/15/2022 (A)	1,080	1,007
Darling Ingredients
5.375%, 01/15/2022	1,530	1,545
Diamond Foods
7.000%, 03/15/2019 (A)	900	927
Elizabeth Arden
7.375%, 03/15/2021	2,240	2,094
Fresenius Medical Care US Finance II (A)
5.625%, 07/31/2019	1,650	1,774
4.750%, 10/15/2024	800	802
4.125%, 10/15/2020	2,250	2,267
Grifols Worldwide Operations
5.250%, 04/01/2022 (A)	3,896	4,013
Harbinger Group
7.875%, 07/15/2019	3,950	4,256
7.750%, 01/15/2022 (A)	1,851	1,877
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	9,691	9,691
Hearthside Group Holdings LLC
6.500%, 05/01/2022 (A)	150	148
Hertz
7.500%, 10/15/2018	580	602
7.375%, 01/15/2021	400	422
6.250%, 10/15/2022	1,005	1,018
5.875%, 10/15/2020	815	823

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	129

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Immucor
11.125%, 08/15/2019	$4,845	$5,281
JBS Investments GmbH
7.750%, 10/28/2020 (A)	1,520	1,649
KeHE Distributors LLC
7.625%, 08/15/2021 (A)	1,900	2,014
Lantheus Medical Imaging
9.750%, 05/15/2017	1,440	1,406
Midas Intermediate Holdco II LLC
7.875%, 10/01/2022 (A)	1,080	1,069
Monitronics International
9.125%, 04/01/2020	6,275	6,212
Pantry
8.375%, 08/01/2020	1,440	1,519
Post Holdings
7.375%, 02/15/2022	1,725	1,742
6.750%, 12/01/2021 (A)	455	447
6.000%, 12/15/2022 (A)	1,420	1,338
Prestige Brands
5.375%, 12/15/2021 (A)	1,025	1,010
Reynolds Group Issuer
9.875%, 08/15/2019	3,930	4,235
9.000%, 04/15/2019	2,865	2,987
8.250%, 02/15/2021	4,264	4,451
6.875%, 02/15/2021	1,225	1,294
5.750%, 10/15/2020	7,045	7,248
Rite Aid
7.700%, 02/15/2027	2,635	2,912
6.750%, 06/15/2021	1,055	1,105
RSC Equipment Rental
8.250%, 02/01/2021	500	544
ServiceMaster
8.000%, 02/15/2020	220	233
7.450%, 08/15/2027	1,400	1,407
7.250%, 03/01/2038	4,710	4,507
7.000%, 08/15/2020	451	475
Spectrum Brands
6.750%, 03/15/2020	480	507
6.625%, 11/15/2022	2,240	2,386
6.375%, 11/15/2020	780	825
Sun Products
7.750%, 03/15/2021 (A)	1,000	845
SUPERVALU
7.750%, 11/15/2022	1,285	1,275
6.750%, 06/01/2021	4,325	4,217
TransUnion Holding
9.625%, 06/15/2018	425	436
8.125%, 06/15/2018	2,349	2,437
Truven Health Analytics
10.625%, 06/01/2020	1,598	1,630
United Rentals North America
8.250%, 02/01/2021	4,245	4,616
7.625%, 04/15/2022	535	591
7.375%, 05/15/2020	170	184
5.750%, 11/15/2024	2,950	3,061

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vector Group
7.750%, 02/15/2021	$2,030	$2,177

		162,590

Energy — 10.8%
Access Midstream Partners
6.125%, 07/15/2022	625	662
5.875%, 04/15/2021	310	323
4.875%, 05/15/2023	395	403
4.875%, 03/15/2024	1,200	1,224
Alpha Natural Resources
6.000%, 06/01/2019	2,300	1,081
American Energy-Permian Basin LLC (A)
7.375%, 11/01/2021	1,219	984
7.125%, 11/01/2020	1,403	1,133
6.732%, 08/01/2019 (C)	6,000	4,920
Antero Resources
5.125%, 12/01/2022 (A)	175	170
Antero Resources Finance
6.000%, 12/01/2020	170	173
5.375%, 11/01/2021	435	430
Arch Coal
8.000%, 01/15/2019 (A)	1,555	1,057
7.250%, 06/15/2021	955	349
7.000%, 06/15/2019	510	205
Athlon Holdings
6.000%, 05/01/2022 (A)	455	493
Atlas Energy Holdings Operating LLC
9.250%, 08/15/2021	1,950	1,833
7.750%, 01/15/2021	1,350	1,174
Atlas Pipeline Partners
6.625%, 10/01/2020	1,970	2,059
5.875%, 08/01/2023	1,850	1,905
4.750%, 11/15/2021	2,400	2,352
Atwood Oceanics
6.500%, 02/01/2020	1,558	1,433
Baytex Energy (A)
5.625%, 06/01/2024	1,330	1,190
5.125%, 06/01/2021	290	267
Berry Petroleum LLC
6.375%, 09/15/2022	430	370
Bill Barrett
7.625%, 10/01/2019	2,000	1,915
7.000%, 10/15/2022	1,400	1,246
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	3,970	4,010
BreitBurn Energy Partners
8.625%, 10/15/2020	640	624
7.875%, 04/15/2022	6,330	5,634
California Resources (A)
6.000%, 11/15/2024	2,100	1,873
5.500%, 09/15/2021	2,360	2,118

130	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Calumet Specialty Products Partners
7.625%, 01/15/2022	$2,165	$2,197
Carrizo Oil & Gas
7.500%, 09/15/2020	400	406
Chaparral Energy
8.250%, 09/01/2021	675	648
7.625%, 11/15/2022	1,035	947
CHC Helicopter
9.375%, 06/01/2021	2,935	2,964
Chesapeake Energy
6.875%, 11/15/2020	340	381
6.625%, 08/15/2020	1,495	1,648
6.125%, 02/15/2021	145	157
5.750%, 03/15/2023	690	731
4.875%, 04/15/2022	2,320	2,297
3.481%, 04/15/2019 (C)	310	308
Compressco Partners
7.250%, 08/15/2022 (A)	1,830	1,665
CONSOL Energy
5.875%, 04/15/2022 (A)	430	429
Crestwood Midstream Partners
7.750%, 04/01/2019	4,050	4,202
6.125%, 03/01/2022	700	696
Denbury Resources
5.500%, 05/01/2022	930	872
4.625%, 07/15/2023	755	634
Dresser-Rand Group
6.500%, 05/01/2021	600	639
Eagle Rock Energy Partners
8.375%, 06/01/2019	3,810	3,562
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	3,800	3,743
Energy Transfer Equity
5.875%, 01/15/2024	5,209	5,522
Energy XXI Gulf Coast
6.875%, 03/15/2024 (A)	1,455	1,091
EnQuest
7.000%, 04/15/2022 (A)	2,370	1,872
EP Energy LLC
9.375%, 05/01/2020	2,228	2,434
7.750%, 09/01/2022	1,055	1,076
EV Energy Partners
8.000%, 04/15/2019	1,465	1,406
EXCO Resources
8.500%, 04/15/2022	1,105	942
Exterran Partners
6.000%, 04/01/2021	2,090	1,881
FTS International
6.250%, 05/01/2022 (A)	2,290	1,878
Genesis Energy
5.750%, 02/15/2021	755	747
Gibson Energy
6.750%, 07/15/2021 (A)	5,200	5,473

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Global Partners
6.250%, 07/15/2022 (A)	$3,335	$3,310
Halcon Resources
9.750%, 07/15/2020	4,505	3,446
9.250%, 02/15/2022	400	316
8.875%, 05/15/2021	6,675	5,140
Hiland Partners (A)
7.250%, 10/01/2020	2,035	2,127
5.500%, 05/15/2022	360	344
IronGate Energy Services LLC
11.000%, 07/01/2018 (A)	500	490
Key Energy Services
6.750%, 03/01/2021	2,045	1,575
Kinder Morgan
5.000%, 02/15/2021 (A)	1,345	1,436
Kodiak Oil & Gas
8.125%, 12/01/2019	1,135	1,220
5.500%, 02/01/2022	120	117
Laredo Petroleum
7.375%, 05/01/2022	1,560	1,576
5.625%, 01/15/2022	1,390	1,314
Legacy Reserves
8.000%, 12/01/2020	2,250	2,126
6.625%, 12/01/2021 (A)	1,960	1,725
Lightstream Resources
8.625%, 02/01/2020 (A)	320	275
Linn Energy LLC
8.625%, 04/15/2020	110	100
7.750%, 02/01/2021	1,785	1,589
6.500%, 05/15/2019	3,160	2,840
6.500%, 09/15/2021	2,450	2,119
6.250%, 11/01/2019	3,350	2,996
MarkWest Energy Partners
6.500%, 08/15/2021	265	278
5.500%, 02/15/2023	860	881
MEG Energy (A)
7.000%, 03/31/2024	590	535
6.500%, 03/15/2021	736	677
6.375%, 01/30/2023	2,570	2,268
Memorial Production Partners
7.625%, 05/01/2021	4,200	3,780
6.875%, 08/01/2022 (A)	5,965	5,070
Midstates Petroleum
10.750%, 10/01/2020	6,132	5,304
9.250%, 06/01/2021	4,025	3,341
Milagro Oil & Gas
10.500%, 05/15/2016 (B)	1,950	1,365
Murphy Oil USA
6.000%, 08/15/2023	1,415	1,496
NGL Energy Partners
6.875%, 10/15/2021 (A)	1,700	1,717
Northern Blizzard Resources
7.250%, 02/01/2022 (A)	934	864
Northern Oil and Gas
8.000%, 06/01/2020	1,420	1,257

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	131

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NuStar Logistics
6.750%, 02/01/2021	$1,070	$1,159
Oasis Petroleum
6.875%, 03/15/2022	2,950	2,773
Ocean Rig UDW
7.250%, 04/01/2019 (A)	2,425	1,891
Pacific Drilling
5.375%, 06/01/2020 (A)	1,150	909
PDC Energy
7.750%, 10/15/2022	1,470	1,479
Peabody Energy
6.500%, 09/15/2020	160	150
6.250%, 11/15/2021	895	839
Penn Virginia Resource Partners
8.375%, 06/01/2020	1,820	1,975
6.500%, 05/15/2021	2,200	2,277
Pioneer Energy Services
6.125%, 03/15/2022	1,710	1,385
QR Energy
9.250%, 08/01/2020	725	831
Regency Energy Partners
5.875%, 03/01/2022	2,810	2,894
5.750%, 09/01/2020	35	36
5.500%, 04/15/2023	550	550
5.000%, 10/01/2022	345	338
RKI Exploration & Production LLC
8.500%, 08/01/2021 (A)	610	580
Rockies Express Pipeline LLC (A)
6.000%, 01/15/2019	3,590	3,770
5.625%, 04/15/2020	1,715	1,775
Rose Rock Midstream
5.625%, 07/15/2022	5,356	5,222
Rosetta Resources
5.875%, 06/01/2022	1,100	1,056
RSP Permian
6.625%, 10/01/2022 (A)	170	165
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	2,955	3,132
5.750%, 05/15/2024	530	536
5.625%, 02/01/2021	4,200	4,295
5.625%, 04/15/2023	7,355	7,502
Sanchez Energy
6.125%, 01/15/2023 (A)	495	446
SandRidge Energy
8.125%, 10/15/2022	5,886	4,709
7.500%, 03/15/2021	2,965	2,372
7.500%, 02/15/2023	6,635	5,109
SemGroup
7.500%, 06/15/2021	1,970	2,098
SESI LLC
7.125%, 12/15/2021	2,000	2,200
SM Energy
6.125%, 11/15/2022 (A)	230	231

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Summit Midstream Holdings LLC
7.500%, 07/01/2021	$1,200	$1,296
5.500%, 08/15/2022	1,100	1,089
Targa Resources Partners
4.125%, 11/15/2019 (A)	225	225
Tesoro Logistics
6.250%, 10/15/2022 (A)	405	413
6.125%, 10/15/2021	460	469
5.875%, 10/01/2020	974	989
5.500%, 10/15/2019 (A)	585	595
Triangle USA Petroleum
6.750%, 07/15/2022 (A)	635	518
Trinidad Drilling
7.875%, 01/15/2019 (A)	880	884
Tullow Oil PLC
6.250%, 04/15/2020	1,167	1,001
Ultra Petroleum
6.125%, 10/01/2024 (A)	510	464
Unit
6.625%, 05/15/2021	1,950	1,872
Vanguard Natural Resources LLC
7.875%, 04/01/2020	375	358
Venoco
8.875%, 02/15/2019	850	604
Warren Resources
9.000%, 08/01/2022 (A)	915	762
Whiting Petroleum
5.750%, 03/15/2021	1,630	1,646
WPX Energy
5.250%, 09/15/2024	400	386
YPF
8.750%, 04/04/2024 (A)	1,345	1,399

		241,726

Financials — 7.0%
AAF Holdings LLC
12.000%, 07/01/2019 (A)	976	976
Ally Financial
8.000%, 03/15/2020	1,699	2,013
8.000%, 11/01/2031	3,175	3,993
7.500%, 09/15/2020	3,011	3,530
6.250%, 12/01/2017	1,000	1,081
5.125%, 09/30/2024	4,374	4,462
4.750%, 09/10/2018	185	192
3.500%, 01/27/2019	3,150	3,111
2.911%, 07/18/2016 (C)	425	429
Alphabet Holding PIK
7.750%, 11/01/2017	3,550	3,222
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	2,024
American International Group
8.175%, 05/15/2058 (C)	1,290	1,767

132	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

A-S Issuer Subsidiary
7.875%, 12/15/2020 (A)	$3,915	$4,042
Aventine (escrow security) PIK
0.000%, 10/15/2049 (B) (D) (E) (F)	2,600	1
Bank of America (C)
8.000%, 12/29/2049	1,805	1,931
6.500%, 12/31/2049	1,715	1,764
5.125%, 12/31/2049	1,947	1,893
Barclays Bank
7.625%, 11/21/2022	1,510	1,667
Boart Longyear Management (A)
10.000%, 10/01/2018	2,000	2,133
7.000%, 04/01/2021	4,040	3,272
CIT Group
6.625%, 04/01/2018 (A)	300	327
5.500%, 02/15/2019 (A)	2,840	3,010
5.250%, 03/15/2018	720	759
3.875%, 02/19/2019	1,420	1,427
Citigroup
5.950%, 12/29/2049 (C)	1,950	1,940
City National Bank
9.000%, 08/12/2019	4,062	4,925
Compass Investors
7.750%, 01/15/2021 (A)	4,105	4,156
Consolidated Energy Finance
6.750%, 10/15/2019 (A)	1,772	1,776
Corrections Corp of America‡
4.625%, 05/01/2023	1,435	1,392
4.125%, 04/01/2020	995	980
Credit Suisse Group
7.500%, 12/11/2048	2,785	2,945
6.250%, 12/29/2049 (A) (C)	925	900
Crown Castle International‡
5.250%, 01/15/2023	940	956
CTR Partnership‡
5.875%, 06/01/2021	3,745	3,820
CyrusOne
6.375%, 11/15/2022	380	411
Denali Borrower LLC
5.625%, 10/15/2020 (A)	1,280	1,342
E*TRADE Financial
5.375%, 11/15/2022	1,055	1,066
Geo Group‡
6.625%, 02/15/2021	475	496
5.875%, 01/15/2022	825	852
5.875%, 10/15/2024	1,050	1,071
5.125%, 04/01/2023	890	872
GLP Capital
4.875%, 11/01/2020	429	437
Hockey Merger Sub 2
7.875%, 10/01/2021 (A)	4,690	4,866
HSBC Holdings
6.375%, 12/29/2049 (C)	1,535	1,570

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hub Holdings LLC
8.125%, 07/15/2019 (A)	$650	$648
Icahn Enterprises
6.000%, 08/01/2020	3,400	3,540
5.875%, 02/01/2022	3,650	3,723
4.875%, 03/15/2019	2,961	2,998
Infinity Acquisition LLC
7.250%, 08/01/2022 (A)	2,170	1,986
ING US
5.650%, 05/15/2053 (C)	2,050	2,045
International Lease Finance
6.250%, 05/15/2019	1,095	1,196
5.875%, 04/01/2019	3,845	4,133
4.625%, 04/15/2021	315	321
Iron Mountain‡
6.000%, 08/15/2023	790	828
Jefferies Finance LLC
6.875%, 04/15/2022 (A)	2,660	2,487
JPMorgan Chase (C)
7.900%, 04/29/2049	1,967	2,135
6.750%, 08/29/2049	1,590	1,693
Kennedy-Wilson
5.875%, 04/01/2024	3,340	3,348
Lloyds Banking Group
7.500%, 12/01/2099 (C)	3,005	3,088
Mattamy Group
6.500%, 11/15/2020 (A)	1,795	1,804
Millennium (escrow security)
7.625%, 11/15/2026 (B)	200	—
MSCI
5.250%, 11/15/2024 (A)	1,420	1,473
National Life Insurance
10.500%, 09/15/2039 (A)	1,100	1,705
Nationstar Mortgage LLC
6.500%, 08/01/2018	1,350	1,296
6.500%, 07/01/2021	1,000	923
6.500%, 06/01/2022	2,000	1,830
Opal Acquisition
8.875%, 12/15/2021 (A)	6,300	6,599
Popular
7.000%, 07/01/2019	3,770	3,789
Realogy Group LLC (A)
7.625%, 01/15/2020	930	1,009
5.250%, 12/01/2021	195	194
RHP Hotel Properties‡
5.000%, 04/15/2021	2,471	2,453
Royal Bank of Scotland Group
5.125%, 05/28/2024	780	795
SLM MTN
8.000%, 03/25/2020	4,000	4,515
Stena
7.000%, 02/01/2024 (A)	680	666
Walter Investment Management
7.875%, 12/15/2021 (A)	1,363	1,227

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	133

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo
7.980%, 03/29/2049 (C)	$1,950	$2,155
Wilton Re Finance LLC
5.875%, 03/30/2033 (A) (C)	2,400	2,518
XL Capital
6.500%, 12/31/2049 (C)	2,615	2,524

		157,443

Health Care — 5.7%
Acadia Healthcare
12.875%, 11/01/2018	1,702	1,940
6.125%, 03/15/2021	1,100	1,144
5.125%, 07/01/2022	2,080	2,085
Alere
6.500%, 06/15/2020	230	236
Amsurg
5.625%, 11/30/2020	3,075	3,160
5.625%, 07/15/2022 (A)	6,300	6,454
Aurora Diagnostics Holdings
10.750%, 01/15/2018	4,370	3,671
Biomet
6.500%, 08/01/2020	2,450	2,623
6.500%, 10/01/2020	300	318
CHS
8.000%, 11/15/2019	100	107
7.125%, 07/15/2020	2,675	2,829
6.875%, 02/01/2022	2,680	2,837
5.125%, 08/02/2021	2,000	2,055
DaVita HealthCare Partners
6.625%, 11/01/2020	735	770
5.125%, 07/15/2024	5,573	5,716
DJO Finance LLC
9.875%, 04/15/2018	205	216
8.750%, 03/15/2018	520	546
7.750%, 04/15/2018	1,490	1,503
HCA
7.500%, 02/15/2022	5,130	5,874
6.500%, 02/15/2020	2,250	2,489
5.875%, 03/15/2022	2,050	2,229
5.250%, 04/15/2025	870	896
5.000%, 03/15/2024	2,900	2,936
4.750%, 05/01/2023	1,000	1,006
4.250%, 10/15/2019	4,640	4,663
3.750%, 03/15/2019	1,000	996
HCA Holdings
7.750%, 05/15/2021	3,130	3,357
6.250%, 02/15/2021	15	16
HealthSouth
7.750%, 09/15/2022	114	122
Hologic
6.250%, 08/01/2020	3,945	4,086
IASIS Healthcare LLC
8.375%, 05/15/2019	747	784

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

inVentiv Health (A)
11.000%, 08/15/2018	$1,060	$876
9.000%, 01/15/2018	840	864
Kindred Healthcare
6.375%, 04/15/2022 (A)	6,695	6,461
Kinetic Concepts
12.500%, 11/01/2019	1,745	1,928
10.500%, 11/01/2018	2,155	2,387
LifePoint Hospitals
5.500%, 12/01/2021	3,000	3,112
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	2,335	2,388
4.750%, 04/15/2023	800	760
MModal Escrow
0.000%, 12/31/2049 (B)	1,830	—
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (A)	4,210	4,389
Omnicare
5.000%, 12/01/2024	1,863	1,900
4.750%, 12/01/2022	650	660
Par Pharmaceutical
7.375%, 10/15/2020	2,900	3,052
Radiation Therapy Services
9.875%, 04/15/2017	575	543
8.875%, 01/15/2017	665	668
Salix Pharmaceuticals
6.000%, 01/15/2021 (A)	2,643	2,696
Tenet Healthcare
8.125%, 04/01/2022	2,130	2,380
8.000%, 08/01/2020	2,365	2,513
6.750%, 02/01/2020	2,717	2,846
5.500%, 03/01/2019 (A)	1,704	1,713
5.000%, 03/01/2019 (A)	850	837
4.750%, 06/01/2020	1,020	1,033
4.500%, 04/01/2021	300	295
THC Escrow
6.000%, 10/01/2020	1,630	1,734
United Surgical Partners International
9.000%, 04/01/2020	1,730	1,860
Valeant Pharmaceuticals International (A)
7.250%, 07/15/2022	1,720	1,823
7.000%, 10/01/2020	1,140	1,197
6.750%, 08/15/2021	1,165	1,216
6.375%, 10/15/2020	665	690
Valeant Pharmaceuticals International Escrow (A)
7.500%, 07/15/2021	3,255	3,515
6.750%, 08/15/2018	750	802
WellCare Health Plans
5.750%, 11/15/2020	3,915	4,032

		128,834

134	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 6.4%
ACCO Brands
6.750%, 04/30/2020	$1,685	$1,799
Actuant
5.625%, 06/15/2022	4,000	4,160
ADT
6.250%, 10/15/2021	2,800	2,933
4.125%, 04/15/2019	500	498
3.500%, 07/15/2022	380	332
AECOM Technology (A)
5.875%, 10/15/2024	3,040	3,215
5.750%, 10/15/2022	840	880
AerCap Ireland Capital (A)
4.500%, 05/15/2021	3,780	3,827
3.750%, 05/15/2019	250	249
Air Medical Group Holdings
9.250%, 11/01/2018	3,808	3,989
Aircastle
7.625%, 04/15/2020	1,340	1,514
Allegiant Travel
5.500%, 07/15/2019	196	200
Alliant Techsystems
5.250%, 10/01/2021 (A)	620	628
Amsted Industries
5.000%, 03/15/2022 (A)	1,950	1,921
Anixter
5.625%, 05/01/2019	395	419
Ardagh Finance Holdings
8.625%, 06/15/2019 (A)	773	796
Ardagh Packaging Finance (A)
9.125%, 10/15/2020	2,790	3,006
7.000%, 11/15/2020	47	48
6.000%, 06/30/2021	1,621	1,605
3.234%, 12/15/2019 (C)	715	694
Associated Materials LLC
9.125%, 11/01/2017	460	391
BC Mountain LLC
7.000%, 02/01/2021 (A)	1,905	1,724
Belden
5.500%, 09/01/2022 (A)	910	918
Bombardier (A)
7.750%, 03/15/2020	250	275
6.125%, 01/15/2023	1,150	1,182
6.000%, 10/15/2022	3,500	3,558
5.750%, 03/15/2022	875	892
Builders FirstSource
7.625%, 06/01/2021 (A)	1,873	1,939
Building Materials Corp of America
6.750%, 05/01/2021 (A)	700	753
BWAY Holding
9.125%, 08/15/2021 (A)	2,500	2,575

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Case New Holland
7.875%, 12/01/2017	$145	$162
Cemex
7.250%, 01/15/2021 (A)	4,015	4,246
Cenveo
6.000%, 08/01/2019 (A)	5,392	4,907
CEVA Group (A)
9.000%, 09/01/2021	1,000	960
7.000%, 03/01/2021	1,370	1,329
Clean Harbors
5.250%, 08/01/2020	3,675	3,712
CNH Capital LLC
3.625%, 04/15/2018	215	214
Consolidated Container LLC
10.125%, 07/15/2020 (A)	1,445	1,315
Covanta Holding
5.875%, 03/01/2024	1,565	1,604
CPG Merger Sub LLC
8.000%, 10/01/2021 (A)	1,485	1,559
DigitalGlobe
5.250%, 02/01/2021 (A)	4,000	3,840
EnPro Industries
5.875%, 09/15/2022 (A)	278	286
Esterline Technologies
7.000%, 08/01/2020	1,755	1,847
FGI Operating
7.875%, 05/01/2020	1,540	1,424
Fly Leasing
6.375%, 10/15/2021	3,470	3,453
Gates Global LLC
6.000%, 07/15/2022 (A)	2,465	2,397
GenCorp
7.125%, 03/15/2021	1,340	1,412
General Cable
5.750%, 10/01/2022	870	722
Gibraltar Industries
6.250%, 02/01/2021	661	679
Great Lakes Dredge & Dock
7.375%, 02/01/2019 (A)	1,315	1,328
H&E Equipment Services
7.000%, 09/01/2022	510	542
Hardwoods Acquisition
7.500%, 08/01/2021 (A)	995	1,000
Huntington Ingalls Industries
5.000%, 12/15/2021 (A)	385	391
Jack Cooper Holdings
9.250%, 06/01/2020 (A)	895	949
JCH Parent
10.500%, 03/15/2019 (A)	325	307
JMC Steel Group
8.250%, 03/15/2018 (A)	1,120	1,123
KLX
5.875%, 12/01/2022 (A)	3,245	3,302

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	135

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kratos Defense & Security Solutions
7.000%, 05/15/2019	$985	$867
Manitowoc
8.500%, 11/01/2020	1,180	1,280
Marquette Transportation LLC
10.875%, 01/15/2017	1,575	1,630
Meritor
6.750%, 06/15/2021	1,105	1,160
6.250%, 02/15/2024	230	236
Milacron LLC
7.750%, 02/15/2021 (A)	1,490	1,553
Navios South American Logistics
7.250%, 05/01/2022 (A)	1,425	1,461
Navistar International
8.250%, 11/01/2021	770	793
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	2,345	2,363
4.500%, 10/01/2020	1,425	1,434
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	725	745
Nortek
8.500%, 04/15/2021	2,940	3,160
Oshkosh
5.375%, 03/01/2022	70	72
Packaging Dynamics
8.750%, 02/01/2016 (A)	1,963	1,983
Plastipak Holdings
6.500%, 10/01/2021 (A)	1,185	1,191
Quality Distribution LLC
9.875%, 11/01/2018	516	543
Renaissance Acquisition
6.875%, 08/15/2021 (A)	2,036	2,021
Silver II Borrower
7.750%, 12/15/2020 (A)	2,040	2,060
Syncreon Group
8.625%, 11/01/2021 (A)	1,955	1,901
Tempel Steel
12.000%, 08/15/2016 (A)	1,100	1,103
Terex
6.500%, 04/01/2020	700	735
6.000%, 05/15/2021	3,100	3,146
Tervita
8.000%, 11/15/2018 (A)	110	99
TRAC Intermodal LLC
11.000%, 08/15/2019	1,910	2,111
TransDigm
6.500%, 07/15/2024	4,975	5,074
6.000%, 07/15/2022	3,995	4,035
Trinseo Materials Operating
8.750%, 02/01/2019	983	1,012
Triumph Group
5.250%, 06/01/2022	1,765	1,783
4.875%, 04/01/2021	865	861

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Airlines, Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	$550	$556
United Airlines, Pass-Through Trust, Ser 95AI
9.020%, 04/19/2012 (B) (F)	393	94
Watco LLC
6.375%, 04/01/2023 (A)	2,180	2,218
West
5.375%, 07/15/2022 (A)	1,660	1,585
Wise Metals Group LLC
8.750%, 12/15/2018 (A)	660	706
Wise Metals Intermediate Holdings LLC
9.750%, 06/15/2019 (A)	425	460

		143,961

Information Technology — 5.8%
ACI Worldwide
6.375%, 08/15/2020 (A)	580	613
Activision Blizzard
5.625%, 09/15/2021 (A)	5,500	5,871
Advanced Micro Devices
7.500%, 08/15/2022	3,325	2,976
Amkor Technology
6.625%, 06/01/2021	790	790
6.375%, 10/01/2022	2,745	2,704
Anixter
5.125%, 10/01/2021	3,432	3,475
Aspect Software
10.625%, 05/15/2017	805	763
Audatex North America (A)
6.125%, 11/01/2023	4,270	4,430
6.000%, 06/15/2021	2,120	2,199
Bankrate
6.125%, 08/15/2018 (A)	1,470	1,404
Blackboard
7.750%, 11/15/2019 (A)	1,075	1,080
BMC Software Finance
8.125%, 07/15/2021 (A)	5,795	5,433
Boxer Parent
9.000%, 10/15/2019 (A)	1,040	884
CDW LLC
8.500%, 04/01/2019	518	550
5.500%, 12/01/2024	750	748
Eagle Midco
9.000%, 06/15/2018 (A)	3,205	3,269
EarthLink Holdings
7.375%, 06/01/2020	1,950	2,028
Entegris
6.000%, 04/01/2022 (A)	2,730	2,820
Epicor Software
8.625%, 05/01/2019	2,860	3,010

136	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Equinix
5.750%, 01/01/2025	$2,721	$2,741
5.375%, 01/01/2022	1,113	1,119
4.875%, 04/01/2020	2,785	2,792
First Data
12.625%, 01/15/2021	1,647	1,960
11.750%, 08/15/2021	6,394	7,400
11.250%, 01/15/2021	1,087	1,239
8.875%, 08/15/2020 (A)	1,200	1,290
8.250%, 01/15/2021 (A)	1,015	1,086
7.375%, 06/15/2019 (A)	770	810
6.750%, 11/01/2020 (A)	4,572	4,869
First Data PIK
8.750%, 01/15/2022 (A)	7,817	8,403
First Data Holdings PIK
14.500%, 09/24/2019 (A)	88	93
IMS Health
6.000%, 11/01/2020 (A)	890	914
Infor Software Parent LLC
7.125%, 05/01/2021 (A)	3,780	3,771
Infor US
9.375%, 04/01/2019	4,245	4,591
j2 Global
8.000%, 08/01/2020	1,690	1,825
Magnachip Semiconductor
6.625%, 07/15/2021	1,170	1,071
Micron Technology (A)
5.875%, 02/15/2022	2,469	2,611
5.500%, 02/01/2025	6,610	6,643
NCR
6.375%, 12/15/2023	2,220	2,309
5.000%, 07/15/2022	1,900	1,853
NeuStar
4.500%, 01/15/2023	1,935	1,698
NXP (A)
5.750%, 02/15/2021	3,250	3,437
5.750%, 03/15/2023	455	483
Sensata Technologies (A)
6.500%, 05/15/2019	2,575	2,704
5.625%, 11/01/2024	185	196
4.875%, 10/15/2023	1,000	997
Sungard Availability Services Capital
8.750%, 04/01/2022 (A)	940	639
SunGard Data Systems
7.625%, 11/15/2020	295	314
7.375%, 11/15/2018	447	465
6.625%, 11/01/2019	615	627
VeriSign
4.625%, 05/01/2023	1,000	983
Viasystems
7.875%, 05/01/2019 (A)	1,700	1,794
WEX
4.750%, 02/01/2023 (A)	1,475	1,431

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Zebra Technologies
7.250%, 10/15/2022 (A)	$8,594	$9,185

		129,390

Materials — 4.5%
AK Steel
7.625%, 05/15/2020	1,565	1,487
7.625%, 10/01/2021	2,750	2,592
Alcoa
5.125%, 10/01/2024	210	221
ArcelorMittal
6.125%, 06/01/2018	1,270	1,346
6.000%, 03/01/2021	420	442
Ashland
4.750%, 08/15/2022	1,745	1,754
Ball
5.000%, 03/15/2022	3,050	3,157
Constellium
5.750%, 05/15/2024 (A)	250	240
Cornerstone Chemical
9.375%, 03/15/2018 (A)	6,302	6,428
Eldorado
6.125%, 12/15/2020 (A)	1,350	1,336
First Quantum Minerals (A)
7.250%, 05/15/2022	605	584
7.000%, 02/15/2021	819	794
6.750%, 02/15/2020	819	786
Flash Dutch
7.375%, 05/01/2021 (A)	385	416
FMG Resources (A)
8.250%, 11/01/2019	1,700	1,572
6.875%, 02/01/2018	227	213
6.875%, 04/01/2022	1,719	1,539
Graphic Packaging International
4.750%, 04/15/2021	1,346	1,349
Hecla Mining
6.875%, 05/01/2021	2,155	2,010
Hexion US Finance
9.000%, 11/15/2020	395	322
8.875%, 02/01/2018	905	855
6.625%, 04/15/2020	4,337	4,196
Huntsman International LLC
8.625%, 03/15/2021	670	727
4.875%, 11/15/2020	980	997
IAMGOLD
6.750%, 10/01/2020 (A)	4,710	3,768
Ineos Finance (A)
8.375%, 02/15/2019	1,320	1,409
7.500%, 05/01/2020	1,435	1,507
Ineos Group Holdings (A)
6.125%, 08/15/2018	395	389
5.875%, 02/15/2019	250	243
Kaiser Aluminum
8.250%, 06/01/2020	1,665	1,827

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	137

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

KGHM International
7.750%, 06/15/2019 (A)	$1,900	$1,995
Kissner Milling
7.250%, 06/01/2019 (A)	1,190	1,214
LSB Industries
7.750%, 08/01/2019	2,055	2,178
Lundin Mining
7.875%, 11/02/2022 (A)	1,615	1,667
Mirabela Nickel
8.750%, 04/15/2018 (A) (B)	1,780	380
Momentive Performance Escrow
8.875%, 10/15/2020 (B)	145	—
Momentive Performance Materials
3.880%, 10/24/2021	145	127
Momentive PIK
1.475%, 06/04/2017 (E) (F)	3,346	84
New (A)
7.000%, 04/15/2020	800	804
6.250%, 11/15/2022	2,580	2,503
Nexeo Solutions LLC
8.375%, 03/01/2018	874	857
Noranda Aluminum Acquisition
11.000%, 06/01/2019	385	381
NOVA Chemicals
5.000%, 05/01/2025 (A)	7,190	7,433
Novelis
8.375%, 12/15/2017	2,000	2,085
Old AII
10.000%, 12/15/2016 (B)	1,675	—
Old AII PIK
9.000%, 12/15/2014 (B)	950	—
Owens-Brockway Glass Container (A)
5.375%, 01/15/2025	320	324
5.000%, 01/15/2022	480	486
PolyOne
7.375%, 09/15/2020	625	665
Rain CII Carbon LLC (A)
8.250%, 01/15/2021	4,885	5,032
8.000%, 12/01/2018	315	324
Reichhold
0.310%, 10/06/2034	775	736
0.309%, 10/06/2034	385	366
Reichhold Industries PIK
9.000%, 05/08/2017 (A)	1,793	986
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	560	538
Rockwood Specialties Group
4.625%, 10/15/2020	580	606
Ryerson
11.250%, 10/15/2018	271	287
9.000%, 10/15/2017	955	974

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sappi Papier Holding GmbH (A)
7.750%, 07/15/2017	$400	$433
6.625%, 04/15/2021	520	537
Scotts Miracle-Gro
6.625%, 12/15/2020	400	424
Sealed Air (A)
8.375%, 09/15/2021	2,680	3,015
5.125%, 12/01/2024	480	481
4.875%, 12/01/2022	431	429
Signode Industrial Group Lux
6.375%, 05/01/2022 (A)	4,615	4,523
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,438
Steel Dynamics (A)
5.500%, 10/01/2024	955	1,003
5.125%, 10/01/2021	2,060	2,137
TPC Group
8.750%, 12/15/2020 (A)	4,980	5,167
Tupy Overseas
6.625%, 07/17/2024 (A)	600	600
Walter Energy
9.875%, 12/15/2020	4,200	1,176
9.500%, 10/15/2019 (A)	700	595
8.500%, 04/15/2021	2,060	515
WR Grace (A)
5.625%, 10/01/2024	725	766
5.125%, 10/01/2021	825	856

		101,633

Telecommunication Services — 10.1%
Affinion Group
7.875%, 12/15/2018	1,845	1,398
Alcatel-Lucent USA (A)
8.875%, 01/01/2020	2,765	3,007
6.750%, 11/15/2020	185	192
Altice
7.750%, 05/15/2022 (A)	6,658	6,883
Altice Financing
6.500%, 01/15/2022 (A)	930	939
Avaya (A)
10.500%, 03/01/2021	1,631	1,423
9.000%, 04/01/2019	1,560	1,597
7.000%, 04/01/2019	1,225	1,197
CBS Outdoor Americas Capital LLC (A)
5.875%, 03/15/2025	4,465	4,621
5.250%, 02/15/2022	605	620
CenturyLink
6.750%, 12/01/2023	5,130	5,694
5.800%, 03/15/2022	1,755	1,843
5.625%, 04/01/2020	2,655	2,801
Cequel Communications Holdings I LLC (A)
6.375%, 09/15/2020	4,500	4,669
5.125%, 12/15/2021	510	492

138	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cincinnati Bell
8.750%, 03/15/2018	$1,657	$1,715
Cogent Communications Finance
5.625%, 04/15/2021 (A)	2,580	2,535
Cogent Communications Group
8.375%, 02/15/2018 (A)	605	635
CommScope (A)
5.500%, 06/15/2024	2,610	2,597
5.000%, 06/15/2021	1,085	1,085
CommScope Holding PIK
6.625%, 06/01/2020 (A)	1,940	2,022
DCP LLC
10.750%, 08/15/2015 (A)	1,506	1,468
Digicel Group (A)
8.250%, 09/01/2017	2,729	2,787
8.250%, 09/30/2020	4,306	4,414
7.125%, 04/01/2022	1,890	1,847
Expo Event Transco
9.000%, 06/15/2021 (A)	1,100	1,139
Frontier Communications
6.875%, 01/15/2025	380	382
6.250%, 09/15/2021	200	204
GCI
8.625%, 11/15/2019	1,110	1,161
6.750%, 06/01/2021	924	929
Gray Television
7.500%, 10/01/2020	2,515	2,603
Hughes Satellite Systems
7.625%, 06/15/2021	3,484	3,867
Intelsat Jackson Holdings
7.500%, 04/01/2021	790	847
7.250%, 10/15/2020	4,150	4,404
6.625%, 12/15/2022	625	650
5.500%, 08/01/2023	4,218	4,155
Intelsat Luxembourg
8.125%, 06/01/2023	3,995	4,175
7.750%, 06/01/2021	4,290	4,446
Level 3 Communications
8.875%, 06/01/2019	700	749
5.750%, 12/01/2022 (A)	2,160	2,171
Level 3 Escrow II
5.375%, 08/15/2022 (A)	1,630	1,650
Level 3 Financing
8.625%, 07/15/2020	2,711	2,948
8.125%, 07/01/2019	555	591
7.000%, 06/01/2020	970	1,033
6.125%, 01/15/2021	1,180	1,230
Lynx I
5.375%, 04/15/2021 (A)	4,145	4,275
Lynx II
6.375%, 04/15/2023 (A)	2,505	2,668
McGraw-Hill Global Education Holdings LLC
9.750%, 04/01/2021	565	634

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mediacom Broadband LLC
5.500%, 04/15/2021	$930	$944
Midcontinent Communications & Midcontinent Finance
6.250%, 08/01/2021 (A)	440	453
NII Capital
7.625%, 04/01/2021 (B)	174	30
NII International Telecom SCA
7.875%, 08/15/2019 (A) (B)	2,875	2,084
Numericable Group (A)
6.250%, 05/15/2024	1,554	1,583
6.000%, 05/15/2022	6,485	6,587
PAETEC Holding
9.875%, 12/01/2018	880	928
Qualitytech
5.875%, 08/01/2022 (A)	3,330	3,313
Qwest Capital Funding
7.750%, 02/15/2031	700	714
RCN Telecom Services LLC
8.500%, 08/15/2020 (A)	1,175	1,257
Sable International Finance
8.750%, 02/01/2020 (A)	80	87
SBA Communications
4.875%, 07/15/2022 (A)	3,000	2,918
SBA Telecommunications
5.750%, 07/15/2020	634	653
Sitel LLC
11.000%, 08/01/2017 (A)	2,055	2,122
SoftBank
4.500%, 04/15/2020 (A)	4,556	4,545
Sprint
7.875%, 09/15/2023	17,035	17,844
7.250%, 09/15/2021	2,705	2,759
7.125%, 06/15/2024	5,090	5,033
Sprint Capital
8.750%, 03/15/2032	4,060	4,268
6.900%, 05/01/2019	3,020	3,118
6.875%, 11/15/2028	7,371	6,910
Sprint Nextel
9.000%, 11/15/2018 (A)	1,430	1,655
Telecom Italia
5.303%, 05/30/2024 (A)	1,125	1,148
T-Mobile USA
6.731%, 04/28/2022	1,945	2,013
6.633%, 04/28/2021	895	922
6.542%, 04/28/2020	665	690
6.375%, 03/01/2025	7,095	7,201
6.250%, 04/01/2021	710	728
6.000%, 03/01/2023	565	573
tw telecom holdings
6.375%, 09/01/2023	55	63
5.375%, 10/01/2022	1,454	1,648
U.S. Cellular
6.700%, 12/15/2033	460	461

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	139

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (A)	$4,885	$5,080
Unitymedia KabelBW GmbH
6.125%, 01/15/2025 (A)	1,800	1,883
UPCB Finance III
6.625%, 07/01/2020 (A)	1,535	1,608
UPCB Finance V
7.250%, 11/15/2021 (A)	2,235	2,450
UPCB Finance VI
6.875%, 01/15/2022 (A)	1,452	1,577
Videotron
5.000%, 07/15/2022	2,450	2,517
Virgin Media Finance
6.000%, 10/15/2024 (A)	1,000	1,048
Virgin Media Secured Finance
5.250%, 01/15/2021	2,100	2,168
Wave Holdco LLC
8.250%, 07/15/2019 (A)	759	786
Wind Acquisition Finance (A)
7.375%, 04/23/2021	3,215	3,094
6.500%, 04/30/2020	1,302	1,348
4.750%, 07/15/2020	4,420	4,254
Windstream
7.750%, 10/01/2021	2,110	2,208
7.500%, 06/01/2022	860	884
7.500%, 04/01/2023	1,215	1,236
Zayo Group LLC
10.125%, 07/01/2020	1,385	1,558
8.125%, 01/01/2020	2,825	3,016

		227,359

Utilities — 1.4%
Abengoa Yield
7.000%, 11/15/2019 (A)	1,605	1,593
AES
8.000%, 06/01/2020	380	442
7.375%, 07/01/2021	460	527
5.500%, 03/15/2024	500	510
4.875%, 05/15/2023	1,570	1,570
3.234%, 06/01/2019 (C)	395	393
AES Gener
8.375%, 12/18/2073 (A) (C)	705	784
Calpine
5.375%, 01/15/2023	1,330	1,348
DPL
6.750%, 10/01/2019 (A)	1,340	1,380
Dynegy
5.875%, 06/01/2023	3,365	3,306
Dynegy Finance I (A)
7.625%, 11/01/2024	3,485	3,685
7.375%, 11/01/2022	2,880	3,031
6.750%, 11/01/2019	510	530
Elwood Energy LLC
8.159%, 07/05/2026	690	754

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enel
8.750%, 09/24/2073 (A) (C)	$1,469	$1,711
Ferrellgas
6.750%, 01/15/2022	97	97
GenOn Americas Generation LLC
9.125%, 05/01/2031	280	259
8.500%, 10/01/2021	2,025	1,893
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	2,800	2,940
NRG Energy
8.250%, 09/01/2020	340	365
7.875%, 05/15/2021	1,430	1,548
6.250%, 07/15/2022	465	478
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,100	2,273

		31,417

Total Corporate Obligations (Cost $1,746,396) ($ Thousands)		1,728,791

LOAN PARTICIPATIONS — 9.8%
Academy Sports, Initial Term Loan
4.500%, 08/03/2018	601	600
Accellent, Cov-Lite, 2nd Lien
7.500%, 03/11/2022	510	494
Accellent, Term Loan, 1st Lien
4.500%, 03/12/2021	1,423	1,406
Affinion Group Holdings, Term Loan
6.750%, 04/30/2018	1,985	1,901
Air Medical Group Holdings, 1st Lien
7.625%, 05/31/2018	3,010	2,980
Albertson’s, Term Loan
4.750%, 05/21/2019	1,431	1,429
Albertson’s, Term Loan B4, 1st Lien
4.500%, 08/25/2021	3,310	3,318
Alinta Ltd., Unfunded Term Loan
0.500%, 08/13/2018 (H)	124	(1)
Alinta, Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,534	2,560
Alinta, Delayed Term Loan
6.375%, 08/13/2018	43	44
Alliance Laundry Systems LLC, Term Loan B
4.250%, 12/10/2018	1,176	1,169
American Energy, Term Loan
5.250%, 08/04/2020	700	662
American Rock Salt, Term Loan
8.500%, 03/20/2020	2,000	1,970

140	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ANVS Merger, Term Loan, 1st Lien
9.250%, 08/18/2021	$1,300	$1,287
5.500%, 02/18/2021	596	591
AP NMT Acquisition, Term Loan
6.750%, 08/11/2021	2,056	2,003
Applied Systems, Term Loan, 2nd Lien
7.500%, 01/24/2022	2,090	2,087
Arctic Glacier, 1st Lien
5.000%, 05/10/2019	1	1
Arctic Glacier, Cov-Lite, 1st Lien
5.000%, 05/10/2019	466	459
Aricent, Term Loan, 2nd Lien
9.500%, 04/14/2022	2,100	2,118
Arizona Chemical, Cov-Lite, 2nd Lien
7.500%, 06/10/2022	389	386
Ashland, Cov-Lite, 1st Lien
4.250%, 07/31/2021	350	345
Asurion, LLC, Term Loan
5.000%, 05/24/2019	1,357	1,350
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	3,040	3,061
Atkore, Cov-Lite, 2nd Lien
7.750%, 10/09/2021	800	786
Avaya, Term Loan B-3
4.652%, 10/26/2017 (G)	1	1
Azure Midstream, Term Loan B, 1st Lien
6.500%, 11/15/2018	274	265
BJ’s Wholesale Club, 2nd Lien
8.500%, 03/26/2020	1,660	1,661
Burger King, Cov-Lite, 1st Lien
4.500%, 09/25/2021	3,880	3,889
Bway Intermediate, 1st Lien
5.500%, 08/14/2020	698	700
Caesars Growth Properties Holdings, LLC, 1st Lien
6.250%, 05/08/2021	2	2
Carestream Health, Cov-Lite, 1st Lien
5.000%, 06/05/2019	3,202	3,203
Carestream Health, Cov-Lite, 2nd Lien
9.500%, 12/05/2019	2,500	2,478
CD&R Millennium, Term Loan
8.250%, 07/31/2022	2,340	2,306
Cengage Learning Acquisitions, Term Loan, 1st Lien
7.000%, 03/31/2020	1,320	1,320
Ceridian, Term Loan
4.500%, 05/09/2017	1,063	1,054

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ceva Group, PLC, Term Loan, 1st Lien
6.500%, 03/19/2021	$497	$470
Ceva Intercompany, Term Loan, 1st Lien
6.500%, 03/19/2021	213	201
Ceva Logistics Canada, Term Loan, 1st Lien
6.500%, 03/19/2021	37	35
Charter Communication Operating, Term Loan
4.250%, 09/12/2021	1,800	1,812
Chief Exploration, Term Loan
7.500%, 05/16/2021 (G)	710	671
CityCenter Holdings, LLC, Cov-Lite, Term Loan B, 1st Lien
4.250%, 10/16/2020	1,164	1,162
CKX, Term Loan B
9.000%, 06/21/2017	476	405
Clear Channel Communications, Extended Term Loan, 1st Lien
6.905%, 01/22/2019	10,528	9,891
Crestwood Holdings, 1st Lien
7.000%, 06/19/2019	1,418	1,410
CTI Foods, 2nd Lien
8.250%, 06/14/2019	950	929
DAE Aviation Holdings, 1st Lien
5.000%, 11/02/2018	2,548	2,559
DAE Aviation Holdings, Term Loan, 1st Lien
7.750%, 08/05/2019	1,000	1,000
Dell, Term Loan B, 1st Lien
4.500%, 04/29/2020	2,290	2,290
Dex Media West, Term Loan
8.000%, 12/30/2016	1,774	1,579
Diamond Foods, 1st Lien
4.250%, 08/20/2018	931	924
Empire Generating, Term Loan
5.250%, 03/12/2021	1,856	1,851
Endurance International, 1st Lien
5.000%, 11/09/2019	1,683	1,683
Energy & Exploration Partners, Term Loan B, 1st Lien
7.750%, 01/22/2019	2,924	2,588
Entegris, Term Loan B, 1st Lien
3.500%, 04/30/2021	1	1
Essential Power, Term Loan
4.750%, 08/08/2019	2,830	2,840
Evergreen Skillsoft, Term Loan
5.750%, 04/23/2021	5	5
5.750%, 04/28/2021	451	446
4.500%, 04/28/2021	20	20
Evergreen Skillsoft, Term Loan, 1st Lien
5.750%, 04/28/2021	1,029	1,017

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	141

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Expert Global, Term Loan
8.500%, 04/02/2018	$935	$930
Fender Musical Instruments, 1st Lien
5.750%, 04/03/2019	221	220
First Advantage, 2nd Lien
10.500%, 02/13/2019	700	695
First Advantage, Cov-Lite, Term Loan
6.250%, 02/13/2019	494	493
First Advantage, Term Loan B
6.250%, 02/28/2019	1	1
Flint Group, Cov-Lite, 2nd Lien
0.000%, 05/02/2022 (G)	1,620	1,551
Foresight Energy, Cov-Lite, 1st Lien
5.500%, 08/21/2020	740	739
Foxwoods, 1st Lien
0.000%, 07/01/2018 (G)	185	146
Freescale Semiconductor, Term Loan
4.250%, 02/13/2020	6	6
Gardner Denver, 1st Lien
4.250%, 07/30/2020	2	2
GCA Services Group, Cov-Lite, 2nd Lien
9.250%, 11/01/2020	640	638
Gentiva Health Services, Term Loan B, 1st Lien
6.500%, 10/18/2019	1,249	1,250
Global Aviation Holdings, Term Loan (B)
10.000%, 07/13/2017	1,937	—
3.000%, 02/13/2018	633	—
GoGo, Term Loan
11.250%, 06/21/2017	1,103	1,169
Graton Economic Development Authority, Term Loan
9.000%, 08/22/2018	2,546	2,619
Green Energy Partners, 1st Lien
0.000%, 11/12/2021 (G)	570	576
Greenway Medical Technologies, Term Loan, 1st Lien
6.000%, 11/04/2020	993	990
Grifols Worldwide Operations, Term Loan B, 2nd Lien
3.156%, 02/27/2021	1,473	1,458
Gymboree, Cov-Lite, 1st Lien
5.000%, 02/23/2018	375	229
Hearthside Food Solutions, LLC, Delayed Term Loan, 1st Lien
4.500%, 06/02/2021 (G)	698	698
Herff Jones Company of Indiana, 1st Lien
5.500%, 06/25/2019	1,207	1,203

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.500%, 10/26/2020	$197	$195
Hilton Worldwide Finance, Term Loan
3.500%, 10/26/2020	650	644
Hilton Worldwide, Term Loan B, 1st Lien
3.500%, 10/26/2020	26	25
Hostess Brands, Term Loan
6.750%, 03/12/2020	1,422	1,451
6.750%, 04/09/2020	124	127
HUB International, Ltd., Term Loan B, 1st Lien
4.250%, 10/02/2020	1,980	1,957
Hyland Software, Term Loan B, 1st Lien
4.750%, 02/19/2021	836	836
Ikaria, 2nd Lien
8.750%, 02/14/2022	390	392
IMG Worldwide, Cov-Lite, 1st Lien
5.250%, 05/06/2021	50	49
IMG Worldwide, Term Loan, 1st Lien
5.250%, 05/06/2021	548	534
Infor, Term Loan B, 1st Lien
3.750%, 06/03/2020	1,314	1,294
Integra Telecom, 2nd Lien
9.750%, 02/19/2020	760	754
Integra Telecom, Term Loan B
5.250%, 02/22/2019	736	730
5.250%, 02/22/2019	751	745
Interactive Data, Cov-Lite, Term Loan, 1st Lien
4.750%, 05/02/2021	1,052	1,057
Interline Brands, Term Loan
4.000%, 03/17/2021	642	630
Internet Brands, Cov-Lite, 2nd Lien
8.500%, 07/08/2022	2,347	2,288
ION Trading Technologies, Term Loan, 2nd Lien
7.250%, 06/10/2022	4,332	4,256
J. Crew Group, 1st Lien
4.000%, 03/05/2021	678	643
J. Crew Group, Term Loan B
4.000%, 03/05/2021	472	449
JCPenney, Cov-Lite, 1st Lien
6.000%, 05/22/2018	1,086	1,065
KCA Deutag Drilling, Ltd., Term Loan B, 1st Lien
6.250%, 05/15/2020	1,017	906
Kindred Healthcare, Term Loan
4.000%, 04/09/2021	3,287	3,254

142	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Light Tower Fiber, LLC, Term Loan
8.000%, 04/12/2021	$231	$233
Lions Gate Entertainment, 2nd Lien
5.000%, 07/19/2020	2,450	2,471
Marina District Finance, 1st Lien
6.750%, 08/15/2018	1,412	1,421
Mashantucket Pequot Tribe, Term Loan, 1st Lien
9.375%, 06/30/2020	5,454	4,561
Mauser-Werke GMBG, Cov-Lite, 1st Lien
4.500%, 07/31/2021	660	656
Medical Card, Term Loan
12.000%, 09/17/2015	1,706	1,672
0.151%, 09/17/2015	56	55
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)	325	—
Millennium Laboratories, LLC, Term Loan B, 1st Lien
5.250%, 04/16/2021	1,985	1,991
Misys, 1st Lien
5.000%, 12/12/2018	990	991
Misys, 2nd Lien
12.000%, 12/06/2019	1,550	1,682
MMI, Term Loan
9.000%, 01/31/2020	3,162	3,064
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	1,429	1,388
Moxie Liberty, 1st Lien
7.500%, 08/21/2020	785	789
Moxie Patriot, LLC, Term Loan B-1, 1st Lien
6.750%, 12/19/2020	775	779
Nana Development, 1st Lien
8.000%, 03/13/2018	350	334
Navistar International, Term Loan
5.750%, 08/17/2017	625	630
Nelson Education, Term Loan B-1
6.750%, 07/03/2014 (B)	1,369	1,127
New Albertsons, Term Loan
4.750%, 06/27/2021	810	806
Obsidian Natural Gas Trust, Term Loan
7.000%, 11/02/2015	512	507
Ocean, Cov-Lite, Term Loan B1, 1st Lien
6.000%, 03/31/2021	2,531	2,328
Offshore Group Investment, Term Loan
5.000%, 10/25/2017 (G)	800	708

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

One Call Medical, Term Loan, 1st Lien
5.000%, 11/27/2020	$2,145	$2,142
Ortho-Clinical Diagnostics, Term Loan B
4.750%, 06/30/2021	327	324
Ortho-Clinical Diagnostics, Term Loan B, 1st Lien
4.750%, 06/30/2021	491	486
Otter Products, Term Loan
5.750%, 06/03/2020	1,195	1,180
Oxea, Cov-Lite, 2nd Lien
8.250%, 07/15/2020	1,250	1,213
Panda Temple Power, 1st Lien
7.250%, 04/03/2019	350	353
Panolam Industries International, Term Loan
7.750%, 08/23/2017	774	760
Peak, Cov-Lite, 2nd Lien
8.250%, 06/17/2022	2,335	2,253
Performance Food Group, Cov-Lite, 2nd Lien
6.250%, 11/14/2019	494	491
Pierre Food, Term Loan, 2nd Lien
9.500%, 10/10/2017	3,378	3,336
Polymer Group, Term Loan B, 1st Lien
5.250%, 12/19/2019	690	691
Presidio, Term Loan B, 1st Lien
5.000%, 03/31/2017	1,735	1,733
Rite Aid, 2nd Lien
5.750%, 08/21/2020	785	792
4.875%, 06/11/2021	1,250	1,249
Road Infrastructure Investment, LLC, Term Loan, 2nd Lien
7.750%, 09/30/2021	300	273
Salix Pharmaceuticals, Ltd., Term Loan, 1st Lien
4.250%, 01/02/2020	4,125	4,070
Samson Investment, Term Loan
5.000%, 09/25/2018	760	692
Sears Holdings, Term Loan, 1st Lien
5.500%, 06/30/2018	2,414	2,336
Sirva Worldwide, Term Loan
7.500%, 03/22/2019	388	385
7.500%, 03/27/2019	850	844
7.500%, 03/27/2019	436	433
Skillsoft, Cov-Lite, Term Loan, 2nd Lien
9.250%, 04/28/2022	3,632	3,459
Solenis, Cov-Lite, 2nd Lien
7.750%, 07/31/2022	560	548

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	143

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Steinway Musical Instruments, Term Loan, 1st Lien
4.750%, 09/19/2019	$984	$985
SUPERVALU, Cov-Lite, 1st Lien
4.500%, 03/21/2019	3,297	3,280
Talbots, Term Loan, 1st Lien
4.750%, 03/19/2020	1,159	1,126
Templar Energy, Cov-Lite, 2nd Lien
8.500%, 11/25/2020 (G)	3,255	2,855
Texas Competitive, Extended Term Loan (B)
4.650%, 10/10/2017	2,685	1,944
4.647%, 10/10/2017	28	20
Texas Competitive, Non-extended Term Loan (B)
4.647%, 10/10/2014	86	62
4.647%, 04/25/2015	10,741	7,724
The Hillman Companies, Term Loan B, 1st Lien
4.500%, 06/30/2021	314	314
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	2,979	2,959
Toys R Us, Term Loan
9.750%, 04/09/2020	2,510	2,313
6.000%, 08/21/2019	1,262	1,194
Trans Union, LLC, Term Loan, 1st Lien
4.000%, 04/09/2021	498	493
Travelport, Term Loan
6.000%, 09/02/2021	4,266	4,277
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/2019	785	719
TSAM, LLC, 1st Lien
8.750%, 09/12/2019	855	848
Vantage Drilling, Term Loan
5.750%, 03/22/2019	992	804
Vat Holdings, Term Loan, 1st Lien
4.750%, 02/11/2021	1,144	1,141
Vertafore, Term Loan
9.750%, 10/27/2017	780	780
Visteon, Term Loan B, 1st Lien
3.500%, 04/09/2021 (G)	528	521
Walter Investment Management, Term Loan, 1st Lien
4.750%, 12/18/2020	1,600	1,475
Wilton Brands, 1st Lien
7.500%, 08/07/2019	845	794
Ziggo, Term Loan B1, 1st Lien
0.000%, 01/15/2022 (G)	323	(5)
Ziggo, Term Loan B2, 1st Lien
3.250%, 01/15/2022 (G)	15	15

Total Loan Participations (Cost $227,908) ($ Thousands)		220,442

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS — 6.4%

Other Asset-Backed Securities — 6.4%
B&M CLO Ltd., Ser 2014-1A, Cl C
3.979%, 04/16/2026 (A) (C)	$2,142	$2,001
B&M CLO Ltd., Ser 2014-1A, Cl E
5.979%, 04/16/2026 (A) (C)	2,520	2,139
B&M CLO Ltd., Ser 2014-1A, Cl D
4.979%, 04/16/2026 (A) (C)	3,529	3,102
Battalion CLO III Ltd., Ser 2012-3A
0.000%, 01/18/2025 (A)	2,697	2,535
Battalion CLO Ltd., Ser 2013-4A
0.000%‡‡	1,560	1,310
Battalion CLO V Ltd., Ser 2014-5A
0.000%, 04/17/2026 (A)	3,445	2,963
Battalion CLO VII Ltd., Ser 2014-7A
0.000%‡‡	4,118	3,497
Battalion CLO VII Ltd., Ser 2014-7A, Cl D
5.500%, 10/17/2026 (A) (C)	2,323	2,046
Benefit Street Partners CLO III
0.000%‡‡	2,636	2,320
Benefit Street Partners CLO IV
0.000%‡‡	2,462	2,216
Benefit Street Partners CLO V
0.000%‡‡	5,411	4,883
Benefit Street Partners CLO VI
0.000%‡‡	3,582	3,582
CVP Cascade CLO Ltd., Ser 2014-2A, Cl E
6.031%, 07/18/2026 (A) (C)	2,531	2,139
CVP Cascade CLO Ltd., Ser 2014-2A, Cl D
5.031%, 07/18/2026 (A) (C)	1,752	1,519
Fifth Street Senior Loan Fund II
0.000%‡‡	4,573	4,573
Figueroa CLO, Ser 2013-1
0.000%, 3/21/2024	7,644	5,952
Figueroa CLO, Ser 2013-2
0.000%‡‡	3,070	2,924
Fortress Credit Opportunities III CLO LP, Ser 2014-3A, Cl E
6.482%, 04/28/2026 (A) (C)	3,518	3,303
Great Lakes CLO Ltd., Ser 2012-1A
0.000%, 01/15/2023 (A)	2,877	2,215
Great Lakes CLO Ltd., Ser 2012-1A, Cl E
5.731%, 01/15/2023 (A) (C)	3,292	3,029
Great Lakes CLO Ltd., Ser 2014-1A, Cl F
6.231%, 04/15/2025 (A) (C)	2,520	2,180

144	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Great Lakes CLO Ltd., Ser 2014-1A
0.000%‡‡	$7,057	$5,998
Hildene CLO Ltd., Ser 2014-2A, Cl E
5.331%, 07/19/2026 (A) (C)	2,013	1,773
Hildene CLO Ltd., Ser 2014-2A, Cl C
3.131%, 07/19/2026 (A) (C)	2,013	1,929
Hildene CLO Ltd., Ser 2014-2A, Cl D
3.931%, 07/19/2026 (A) (C)	2,013	1,886
JFIN Revolver CLO Ltd., Ser 2013-1A, Cl B
2.231%, 01/20/2021 (A) (C)	2,010	1,995
JFIN Revolver CLO Ltd., Ser 2014-2A, Cl C
2.984%, 02/20/2022 (A) (C)	2,049	1,967
KKR CLO Ltd., Ser 2012-1A, Cl C
4.731%, 12/15/2024 (A) (C)	3,366	3,340
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (A)	2,956	2,187
Lockwood Grove CLO Ltd., Ser 2014-1A
0.000%, 01/25/2024 (A)	3,461	3,347
Lockwood Grove CLO Ltd., Ser 2014-1A, Cl E
6.793%, 01/25/2024 (A) (C)	2,809	2,781
MidOcean Credit CLO III, Ser 2014-3A, Cl F
6.230%, 07/21/2026 (A) (C)	2,032	1,744
Nelder Grove CLO Ltd., Ser 2014-1A, Cl D1
4.770%, 08/28/2026 (A) (C)	2,049	1,988
Nelder Grove CLO Ltd., Ser 2014-1A, Cl E
7.000%, 08/28/2026 (A) (C)	3,074	3,005
Neuberger Berman CLO VXI
0.000%‡‡	2,625	2,179
Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024 (A)	542	293
Neuberger Berman CLO XVI
0.000%‡‡	175	145
NewStar Arlington Senior Loan Program LLC, Ser 2014-1A, Cl E
6.330%, 07/25/2025 (A) (C)	2,026	1,874
NXT Capital CLO LLC, Ser 2012-1A, Cl E
7.731%, 07/20/2022 (A) (C)	3,047	3,032
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (A)	2,940	2,539

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Peaks CLO Ltd., Ser 2014-1A, Cl D
4.653%, 06/15/2026 (A) (C)	$1,015	$935
Rockwall CDO, Ser 2007-1A
0.482%, 08/01/2024 (A) (C)	23,074	22,208
Shackleton CLO Ltd., Ser 2014-6A
0.000%, 07/17/2026 (A)	7,965	6,611
Trinitas CLO Ltd., Ser 2014-1A
0.000%, 04/15/2026 (A)	3,530	3,353
Trinitas CLO Ltd., Ser 2014-2A, Cl D
4.031%, 07/15/2026 (A) (C)	1,245	1,158
Venture X CLO, Ser 2013-12A
0.000%, 02/28/2024 (A)	3,067	2,454
Venture XIV CLO
0.000%‡‡ (A)	1,955	1,834

Total Collateralized Debt Obligations (Cost $133,813) ($ Thousands)		142,983

PREFERRED STOCK — 1.2%
Ally Financial, 7.000% (A)	14,815	14,871
Aspen Insurance Holdings, 5.950% (C)	92,000	2,387
Ceva Holdings, 0.000%* (F)	1,214	1,092
Dana Holdings, 4.000%* (A)	5,754	1,031
GMAC Capital Trust I, 8.125% (C)	28,000	740
RBS Capital Funding Trust V, 5.900%	38,602	940
Regions Financial, 6.375%	149,200	3,735
Royal Bank of Scotland Group, 6.400%	23,083	576
SandRidge Energy, 7.000%*	1,100	76
SLM, 1.933% (C)	15,524	1,072

Total Preferred Stock (Cost $22,182) ($ Thousands)		26,520

MUNICIPAL BONDS — 0.7%
California State, Tobacco Securitization, Ser A-2, RB
Callable 06/01/2022 @ 100
5.300%, 06/01/2037	655	532
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2020 @ 100
8.000%, 07/01/2035	5,343	4,569
5.000%, 07/01/2041	470	325
New Jersey State, Tobacco Settlement, Ser 1A, RB
Callable 06/01/2017 @ 100
4.750%, 06/01/2034	3,265	2,464

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	145

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)

November 30, 2014

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Texas State, Public Finance Authority, RB
Callable 07/01/2019 @ 100
8.250%, 07/01/2024	$4,855	$4,865
Tobacco Settlement, Ser 1A, RB
Callable 06/01/2017 @ 100
5.000%, 06/01/2041	3,485	2,637

Total Municipal Bonds (Cost $14,962) ($ Thousands)		15,392

CONVERTIBLE BONDS — 0.3%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	8,094	5,079
Liberty Media CV to 22.9469
4.000%, 11/15/2029	2,110	1,340
Mirabela Nickel
9.500%, 06/20/2019 (A)	941	941
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	1,950	—

Total Convertible Bonds (Cost $7,326) ($ Thousands)		7,360

COMMON STOCK — 0.2%
Aventine Renewable Energy Holdings*	1,334	15
Cengage Learning Holdings II* (F)	2,860	75
Ceva Holdings* (F)	561	504
Dana Holdings	70,421	1,493
Global Aviation Holdings, Cl A*	101,199	—
HMH Holdings Delaware* (F)	73,792	1,418
MModal*	43,639	684
Quad, Cl A	1,006	22
VSS AHC, Cl A* (D) (E) (F)	29,628	611

Total Common Stock (Cost $5,532) ($ Thousands)		4,822

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
Airplanes, Pass-Through Trust, Ser 2001-1A, Cl A9
0.705%, 03/15/2019 (C)	$1,588	$667

Total Asset-Backed Security (Cost $1,200) ($ Thousands)		667

	Number Of Warrants

WARRANTS — 0.0%
B&G Foods, Expires 03/15/2017*	2,025	—
CUI Acquisition*‡‡‡	3	215
Medical Card Systems*‡‡‡	20,372	—
MModal, Expires 07/31/2017*	36,526	1

Total Warrants (Cost $282) ($ Thousands)		216

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	83,899,716	83,900

Total Cash Equivalent (Cost $83,900) ($ Thousands)		83,900

Total Investments — 99.4% (Cost $2,243,501) ($ Thousands)		$2,231,093

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY.23 Index	Buy	5.00%	12/20/2019	$17,920	$(265)

For the period ended November 30, 2014, the total amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

146	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Percentages are based on Net Assets of $2,245,553 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

‡‡	Maturity date is unavailable.

‡‡‡	Expiration date is unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2014.

(D)	Security considered restricted. The total value of such security as of November 30, 2014 was $612 ($ Thousands) and represented 0.03% of Net Assets.

(E)	Security considered illiquid. The total value of such security as of November 30, 2014 was $696 ($ Thousands) and represented 0.03% of Net Assets.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of November 30, 2014 was $3,879 ($ Thousands) and represented 0.17% of Net Assets.

(G)	Unsettled bank loan. Interest rate may not be available.

(H)	Unfunded bank loan.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,723,990	$4,801	$1,728,791
Loan Participations	—	212,417	8,025	220,442
Collateralized Debt Obligations	—	20,136	122,847	142,983
Preferred Stock	7,438	19,082	—	26,520
Municipal Bonds	—	15,392	—	15,392
Convertible Bonds	—	6,419	941	7,360
Common Stock	1,530	2,102	1,190	4,822
Asset-Backed Security	—	667	—	667
Warrants	—	1	215	216
Cash Equivalent	83,900	—	—	83,900

Total Investments in Securities	$92,868	$2,000,206	$138,019	$2,231,093

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	$—	$(265)	$—	$(265)

(1)	Of the $138,019 in Level 3 securities as of November 30, 2014, $3,879 or 0.17% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

*	Swaps are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Collateralized Debt Obligations	Investments in Preferred Stock	Investments in Convertible Bonds	Investments in Common Stock	Investments in Warrants
Beginning balance as June 1, 2014	$589	$20,992	$190,964	$1,426	$—	$1,011	$563
Accrued discounts/premiums	23	(32)	(3,615)	—	(2)	—	—
Realized gain/(loss)	(534)	156	12,290	—	—	—	(3,338)
Change in unrealized appreciation/(depreciation)	534	(171)	(8,738)	—	(12)	104	3,287
Purchases	8,863	—	27,939	—	955	—	266
Sales	(5,656)	(13,631)	(97,867)	—	—	—	(563)
Net transfer into Level 3	1,086	1,728	1,874	—	—	75	—
Net transfer out of Level 3	(104)	(1,017)	—	(1,426)	—	—	—

Ending balance as of November 30, 2014	$4,801	$8,025	$122,847	$—	$941	$1,190	$215

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$62	$6	$(3,558)	$—	$(12)	$104	$(51)

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	147

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 68.1%

Consumer Discretionary — 7.0%
21st Century Fox America
8.150%, 10/17/2036	$2,015	$2,924
7.850%, 03/01/2039	3,900	5,668
7.750%, 01/20/2024	125	162
7.625%, 11/30/2028	2,411	3,195
7.430%, 10/01/2026	200	257
6.900%, 08/15/2039	4,250	5,750
6.750%, 01/09/2038	360	465
6.550%, 03/15/2033	2,170	2,782
6.400%, 12/15/2035	875	1,128
6.150%, 02/15/2041	4,015	5,022
5.400%, 10/01/2043	350	407
AutoZone
3.125%, 07/15/2023	785	774
Bed Bath & Beyond
4.915%, 08/01/2034	1,040	1,062
Comcast
6.950%, 08/15/2037	3,050	4,228
6.450%, 03/15/2037	4,470	5,817
6.400%, 05/15/2038	7,948	10,386
5.900%, 03/15/2016	100	107
5.700%, 07/01/2019	100	116
5.650%, 06/15/2035	1,385	1,690
4.750%, 03/01/2044	2,285	2,512
4.650%, 07/15/2042	3,055	3,290
4.250%, 01/15/2033	5,045	5,234
4.200%, 08/15/2034	7,706	7,884
Comcast Cable Communications Holdings
9.455%, 11/15/2022	950	1,369
Cox Communications
7.625%, 06/15/2025	300	385
6.950%, 06/01/2038 (A)	3,183	4,026
4.700%, 12/15/2042 (A)	4,400	4,353
Cox Enterprises
7.375%, 07/15/2027 (A)	1,300	1,660

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CVS Caremark
5.300%, 12/05/2043	$1,430	$1,685
4.000%, 12/05/2023	5,250	5,549
3.375%, 08/12/2024	2,715	2,728
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	7,157	9,767
DIRECTV Holdings
6.000%, 08/15/2040	5,335	6,019
5.150%, 03/15/2042	1,945	2,000
Discovery Communications
4.875%, 04/01/2043	1,070	1,074
Ford Motor
7.450%, 07/16/2031	2,908	3,925
7.400%, 11/01/2046	2,345	3,331
4.750%, 01/15/2043	745	770
Grupo Televisa
5.000%, 05/13/2045	55	56
Home Depot
4.875%, 02/15/2044	1,415	1,628
4.200%, 04/01/2043	1,035	1,066
Johnson Controls
4.950%, 07/02/2064	1,850	1,888
4.625%, 07/02/2044	1,085	1,093
3.625%, 07/02/2024	1,095	1,107
Lowe’s
6.875%, 02/15/2028	100	130
5.125%, 11/15/2041	4,910	5,693
Macy’s Retail Holdings
4.500%, 12/15/2034	1,755	1,762
McDonald’s MTN
4.875%, 07/15/2040	1,090	1,224
3.700%, 02/15/2042	570	528
NBCUniversal Media LLC
6.400%, 04/30/2040	1,006	1,318
5.950%, 04/01/2041	5,830	7,349
Newell Rubbermaid
4.000%, 12/01/2024	1,785	1,812
Target
6.650%, 08/01/2028	460	580
4.000%, 07/01/2042	3,710	3,674
3.500%, 07/01/2024	2,365	2,434
TCI Communications
7.875%, 02/15/2026	3,250	4,550
Thomson Reuters
4.500%, 05/23/2043	295	286
4.300%, 11/23/2023	1,075	1,144
Tiffany
4.900%, 10/01/2044 (A)	805	832
Time Warner
7.700%, 05/01/2032	4,392	6,126
7.625%, 04/15/2031	10,735	14,753
6.500%, 11/15/2036	195	244
6.250%, 03/29/2041	3,400	4,175
5.350%, 12/15/2043	4,625	5,068

148	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Cable
7.300%, 07/01/2038	$1,020	$1,380
6.750%, 06/15/2039	2,265	2,914
6.550%, 05/01/2037	1,000	1,271
5.875%, 11/15/2040	995	1,178
5.500%, 09/01/2041	2,935	3,320
4.500%, 09/15/2042	1,640	1,647
Viacom
5.850%, 09/01/2043	4,715	5,342
5.250%, 04/01/2044	810	859
4.375%, 03/15/2043	6,628	6,162
Walgreens Boots Alliance
4.800%, 11/18/2044	4,030	4,241
3.800%, 11/18/2024	8,250	8,426
Wal-Mart Stores
7.550%, 02/15/2030	860	1,242
6.500%, 08/15/2037	2,650	3,601
6.200%, 04/15/2038	2,650	3,492
5.625%, 04/01/2040	5,940	7,447
5.625%, 04/15/2041	3,200	4,049
5.250%, 09/01/2035	50	59
5.000%, 10/25/2040	2,840	3,301
4.750%, 10/02/2043	9,120	10,325
4.300%, 04/22/2044	11,050	11,834
4.000%, 04/11/2043	960	973
Walt Disney MTN
4.125%, 12/01/2041	475	499
4.125%, 06/01/2044	3,985	4,164

		277,747

Consumer Staples — 3.5%
Ahold Finance USA
6.875%, 05/01/2029	635	817
Altria Group
5.375%, 01/31/2044	5,070	5,654
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	1,625	1,724
4.000%, 01/17/2043	3,030	2,902
2.625%, 01/17/2023	1,900	1,839
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	1,898	2,889
6.375%, 01/15/2040	2,075	2,722
3.750%, 07/15/2042	13,418	12,398
2.500%, 07/15/2022	2,775	2,697
Autopistas Metropolitanas de Puerto Rico
6.750%, 06/30/2035 (A)	900	806
Bestfoods
7.250%, 12/15/2026	170	234
Bowdoin College
4.693%, 07/01/2112	11,296	11,327
Coca-Cola Femsa
3.875%, 11/26/2023	3,310	3,473

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ConAgra Foods
6.625%, 08/15/2039	$1,415	$1,756
4.650%, 01/25/2043	439	444
3.200%, 01/25/2023	1,067	1,048
Diageo Capital
3.875%, 04/29/2043	2,090	2,009
2.625%, 04/29/2023	2,940	2,858
Diageo Investment
4.250%, 05/11/2042	430	429
2.875%, 05/11/2022	1,400	1,401
General Mills
5.400%, 06/15/2040	815	937
Heineken
2.750%, 04/01/2023 (A)	4,195	4,057
Kraft Foods Group
6.875%, 01/26/2039	865	1,126
5.000%, 06/04/2042	5,980	6,465
Massachusetts Institute of Technology
5.600%, 07/01/2111	860	1,127
4.678%, 07/01/2114	4,365	4,799
Mondelez International
6.500%, 02/09/2040	3,641	4,752
4.000%, 02/01/2024	5,775	6,051
Northwestern University
4.643%, 12/01/2044	2,125	2,417
Pepsi Bottling Group
7.000%, 03/01/2029	425	584
PepsiCo
4.000%, 03/05/2042	3,595	3,508
3.600%, 08/13/2042	3,655	3,349
Pernod Ricard
5.500%, 01/15/2042 (A)	880	1,005
4.450%, 01/15/2022 (A)	350	374
Philip Morris International
6.375%, 05/16/2038	420	539
4.500%, 03/20/2042	5,295	5,435
4.250%, 11/10/2044	2,730	2,708
4.125%, 03/04/2043	4,720	4,594
3.875%, 08/21/2042	2,995	2,797
SABMiller Holdings
4.950%, 01/15/2042 (A)	8,874	9,817
Sysco
4.500%, 10/02/2044	3,345	3,520
4.350%, 10/02/2034	1,695	1,786
Tufts University
5.017%, 04/15/2112	3,386	3,789
Unilever Capital
5.900%, 11/15/2032	1,135	1,537
University of Southern California
5.250%, 10/01/2111	2,055	2,578

		139,078

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	149

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 11.3%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	$2,324	$2,665
Anadarko Finance
7.500%, 05/01/2031	1,900	2,520
Anadarko Holding
7.150%, 05/15/2028	3,480	4,357
Anadarko Petroleum
6.450%, 09/15/2036	590	719
4.723%, 10/10/2036	18,000	6,827
4.500%, 07/15/2044	6,575	6,372
Apache
5.250%, 02/01/2042	310	323
4.750%, 04/15/2043	6,415	6,174
4.250%, 01/15/2044	8,545	7,677
BG Energy Capital
5.125%, 10/15/2041 (A)	4,600	5,046
BP Capital Markets
3.814%, 02/10/2024	3,300	3,390
3.535%, 11/04/2024	6,935	6,930
Burlington Resources Finance
7.200%, 08/15/2031	25	34
Canadian Natural Resources
6.250%, 03/15/2038	3,700	4,421
5.850%, 02/01/2035	150	171
3.900%, 02/01/2025	2,000	2,035
Cenovus Energy
6.750%, 11/15/2039	2,255	2,826
5.200%, 09/15/2043	1,030	1,079
3.800%, 09/15/2023	250	251
CNOOC Finance 2013
3.000%, 05/09/2023	2,025	1,941
Conoco Funding
7.250%, 10/15/2031	755	1,053
6.950%, 04/15/2029	2,050	2,756
ConocoPhillips
6.500%, 02/01/2039	5,865	7,801
5.900%, 05/15/2038	4,663	5,799
4.300%, 11/15/2044	7,380	7,581
4.150%, 11/15/2034	3,000	3,049
Continental Resources
4.900%, 06/01/2044	3,270	2,999
3.800%, 06/01/2024	5,780	5,538
Devon Energy
7.950%, 04/15/2032	285	394
5.600%, 07/15/2041	2,160	2,442
4.750%, 05/15/2042	4,760	4,819
Ecopetrol
5.875%, 05/28/2045	5,835	5,777
El Paso Natural Gas
8.375%, 06/15/2032	545	722
7.500%, 11/15/2026	3,115	3,907
Enbridge
4.500%, 06/10/2044	4,438	4,305

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Encana
6.500%, 02/01/2038	$3,350	$4,022
Energy Transfer Partners
8.250%, 11/15/2029	1,825	2,616
6.500%, 02/01/2042	3,000	3,422
5.950%, 10/01/2043	7,000	7,599
5.150%, 02/01/2043	1,000	990
Eni
5.700%, 10/01/2040 (A)	3,430	3,766
EnLink Midstream Partners
5.600%, 04/01/2044	2,750	2,979
5.050%, 04/01/2045	500	504
Ensco
5.750%, 10/01/2044	4,750	4,952
Enterprise Products Operating LLC
6.650%, 10/15/2034	2,770	3,604
6.125%, 10/15/2039	445	533
5.700%, 02/15/2042	6,222	7,226
5.100%, 02/15/2045	2,775	2,992
4.950%, 10/15/2054	1,130	1,156
4.850%, 03/15/2044	3,455	3,610
4.450%, 02/15/2043	3,355	3,287
3.750%, 02/15/2025	3,100	3,151
Gulf South Pipeline
4.000%, 06/15/2022	2,490	2,497
Hess
5.600%, 02/15/2041	1,960	2,158
Kinder Morgan
5.550%, 06/01/2045	4,575	4,649
5.300%, 12/01/2034	5,191	5,289
Kinder Morgan Energy Partners
6.375%, 03/01/2041	7,475	8,223
5.500%, 03/01/2044	5,195	5,241
5.000%, 08/15/2042	1,400	1,320
3.950%, 09/01/2022	2,560	2,574
LASMO
7.300%, 11/15/2027	4,625	6,159
Marathon Oil
6.600%, 10/01/2037	3,820	4,680
Marathon Petroleum
6.500%, 03/01/2041	4,198	4,962
Motiva Enterprises
6.850%, 01/15/2040 (A)	3,515	4,324
Nexen Energy ULC
7.500%, 07/30/2039	1,830	2,553
7.400%, 05/01/2028	2,390	3,214
6.400%, 05/15/2037	785	982
5.875%, 03/10/2035	3,000	3,501
Noble Energy
5.250%, 11/15/2043	7,845	8,281
5.050%, 11/15/2044	4,870	4,897
4.150%, 12/15/2021	770	811
Panhandle Eastern Pipeline
8.125%, 06/01/2019	725	887

150	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petrobras Global Finance
7.250%, 03/17/2044	$1,095	$1,140
5.625%, 05/20/2043	3,240	2,806
Petrobras International Finance
5.875%, 03/01/2018	600	624
Petro-Canada
7.875%, 06/15/2026	45	62
6.800%, 05/15/2038	1,000	1,313
5.950%, 05/15/2035	760	912
Petroleos Mexicanos
6.500%, 06/02/2041	4,980	5,764
6.375%, 01/23/2045	15,120	17,350
5.500%, 06/27/2044 (A)	8,995	9,264
4.250%, 01/15/2025 (A)	2,260	2,286
Phillips 66
5.875%, 05/01/2042	3,686	4,244
4.875%, 11/15/2044	13,200	13,442
4.650%, 11/15/2034	4,512	4,623
Plains All American Pipeline
3.850%, 10/15/2023	4,397	4,495
Pride International
7.875%, 08/15/2040	6,059	7,661
Ruby Pipeline
6.000%, 04/01/2022 (A)	2,500	2,792
Schlumberger Investment
3.650%, 12/01/2023	1,575	1,653
Shell International Finance
6.375%, 12/15/2038	4,118	5,566
4.550%, 08/12/2043	7,590	8,273
3.400%, 08/12/2023	2,225	2,313
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,506
Spectra Energy Capital
6.750%, 02/15/2032	1,510	1,826
3.300%, 03/15/2023	5,350	5,138
Statoil
6.800%, 01/15/2028	400	536
6.500%, 12/01/2028 (A)	1,220	1,614
4.800%, 11/08/2043	5,649	6,337
3.950%, 05/15/2043	3,655	3,552
3.250%, 11/10/2024	955	960
2.450%, 01/17/2023	2,375	2,284
Suncor Energy
6.500%, 06/15/2038	1,975	2,538
3.600%, 12/01/2024	2,175	2,194
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	1,375	1,417
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,705	3,603
7.000%, 10/15/2028	8,117	9,962
Texas Eastern Transmission
7.000%, 07/15/2032	2,110	2,830
Total Capital International
3.700%, 01/15/2024	3,565	3,698

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TransCanada PipeLines
7.625%, 01/15/2039	$4,215	$5,929
7.250%, 08/15/2038	1,670	2,240
6.100%, 06/01/2040	1,395	1,703
4.625%, 03/01/2034	10,609	11,059
Transcontinental Gas PipeLine
7.250%, 12/01/2026	1,660	2,131
5.400%, 08/15/2041	1,795	1,917
4.450%, 08/01/2042	1,310	1,237
Valero Energy
10.500%, 03/15/2039	3,740	6,050
Williams
5.750%, 06/24/2044	4,820	4,610
Williams Partners
4.500%, 11/15/2023	650	686
4.300%, 03/04/2024	3,000	3,094

		445,545

Financials — 16.4%
ACE INA Holdings
6.700%, 05/15/2036	2,677	3,678
Aflac
6.900%, 12/17/2039	2,900	3,892
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,417	5,998
Alexandria Real Estate Equities
3.900%, 06/15/2023‡	3,050	3,078
American Express
4.050%, 12/03/2042	4,919	4,811
American International Group
4.500%, 07/16/2044	815	827
ARC Properties Operating Partnership
4.600%, 02/06/2024‡	4,150	3,943
Assurant
6.750%, 02/15/2034	4,334	5,349
Bank of America MTN
8.950%, 05/18/2017 (B)	1,340	1,461
8.680%, 05/02/2017 (B)	1,305	1,409
7.800%, 09/15/2016	65	72
6.110%, 01/29/2037	4,460	5,286
6.000%, 10/15/2036	4,705	5,817
5.875%, 02/07/2042	2,000	2,480
5.750%, 12/01/2017	5,750	6,400
5.625%, 07/01/2020	675	774
5.000%, 05/13/2021	500	557
5.000%, 01/21/2044	4,223	4,627
4.875%, 04/01/2044	1,770	1,922
4.250%, 10/22/2026	3,840	3,863
4.100%, 07/24/2023	5,630	5,934
3.300%, 01/11/2023	2,090	2,092
Berkshire Hathaway
4.500%, 02/11/2043	7,658	8,169
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,347

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	151

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	$4,482	$5,545
5.000%, 06/15/2044 (A)	3,115	3,321
Boston Properties‡
3.800%, 02/01/2024	770	788
Camden Property Trust‡
4.625%, 06/15/2021	1,325	1,453
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	9,020	10,274
CBL & Associates‡
5.250%, 12/01/2023	2,650	2,833
4.600%, 10/15/2024	750	764
CDP Financial
5.600%, 11/25/2039 (A)	6,055	7,736
Chase Capital VI
0.857%, 08/01/2028 (B)	2,435	2,075
Chubb
6.500%, 05/15/2038	4,240	5,840
Cincinnati Financial
6.920%, 05/15/2028	5,284	6,703
Citigroup
8.500%, 05/22/2019	75	95
8.125%, 07/15/2039	2,989	4,545
6.875%, 02/15/2098	2,752	3,724
6.675%, 09/13/2043	835	1,056
6.625%, 06/15/2032	600	737
6.125%, 11/21/2017	100	113
6.125%, 08/25/2036	5,130	6,072
6.010%, 01/15/2015	50	50
6.000%, 08/15/2017	50	56
5.875%, 02/22/2033	398	454
5.500%, 09/13/2025	1,000	1,118
5.300%, 01/07/2016	2,000	2,098
5.300%, 05/06/2044	1,355	1,448
4.587%, 12/15/2015	39	40
2.650%, 03/02/2015	150	151
0.783%, 08/25/2036 (B)	850	664
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (A)	1,750	1,968
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/2110 (A)	5,033	5,753
Credit Suisse NY MTN
3.625%, 09/09/2024	1,720	1,756
Devon OEI Operating
7.500%, 09/15/2027	1,160	1,549
Discover Bank
8.700%, 11/18/2019	1,014	1,260
Discover Financial Services
3.850%, 11/21/2022	3,261	3,314
Essex Portfolio
3.875%, 05/01/2024	2,100	2,151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Farmers Exchange Capital
7.200%, 07/15/2048 (A)	$1,000	$1,269
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	11,440	12,697
FMR
5.150%, 02/01/2043 (A)	2,750	3,063
Ford Holdings
9.300%, 03/01/2030	2,875	4,324
General Electric Capital MTN
7.500%, 08/21/2035	385	553
6.875%, 01/10/2039	11,194	15,517
6.750%, 03/15/2032	7,220	9,681
5.875%, 01/14/2038	20,870	25,923
0.712%, 08/15/2036 (B)	1,250	1,102
Goldman Sachs Group
6.750%, 10/01/2037	12,000	14,860
6.250%, 02/01/2041	4,588	5,754
6.125%, 02/15/2033	8,930	10,955
5.950%, 01/15/2027	2,101	2,425
4.800%, 07/08/2044	7,110	7,513
4.000%, 03/03/2024	7,635	7,925
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	6,745	6,982
Hartford Financial Services Group
6.625%, 03/30/2040	709	941
6.100%, 10/01/2041	185	232
5.950%, 10/15/2036	915	1,117
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,551
HCP‡
4.250%, 11/15/2023	8,829	9,218
4.200%, 03/01/2024	2,571	2,668
3.150%, 08/01/2022	1,825	1,792
Health Care‡
6.500%, 03/15/2041	931	1,187
5.125%, 03/15/2043	7,279	7,852
Healthcare Realty Trust‡
5.750%, 01/15/2021	525	590
Highmark
6.125%, 05/15/2041 (A)	3,705	3,777
HSBC Bank USA
7.000%, 01/15/2039	2,310	3,254
5.625%, 08/15/2035	1,930	2,329
HSBC Holdings
7.625%, 05/17/2032	840	1,134
6.800%, 06/01/2038	335	438
6.500%, 09/15/2037	4,200	5,341
5.250%, 03/14/2044	6,305	6,983
International Lease Finance
7.125%, 09/01/2018 (A)	425	482
JPMorgan Chase
6.400%, 05/15/2038	400	523
6.300%, 04/23/2019	1,775	2,070

152	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.600%, 07/15/2041	$7,260	$8,775
5.400%, 01/06/2042	120	140
4.850%, 02/01/2044	1,945	2,127
3.875%, 09/10/2024	2,780	2,809
3.250%, 09/23/2022	2,780	2,814
0.564%, 06/13/2016 (B)	2,000	1,996
JPMorgan Chase Capital XIII
1.183%, 09/30/2034 (B)	3,900	3,303
JPMorgan Chase Capital XXIII
1.232%, 05/15/2047 (B)	1,907	1,530
KKR Group Finance II
5.500%, 02/01/2043 (A)	9,932	11,090
KKR Group Finance III
5.125%, 06/01/2044 (A)	3,781	4,010
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	328
6.500%, 05/01/2042 (A)	9,309	11,302
Lloyds Banking Group
4.500%, 11/04/2024	2,410	2,434
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	7,090	8,221
Marsh & McLennan
3.500%, 06/03/2024	2,230	2,259
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	1,820	2,893
MetLife
6.400%, 12/15/2036	7,836	8,713
5.875%, 02/06/2041	1,240	1,526
4.875%, 11/13/2043	8,345	9,211
2.463%, 12/15/2044	1,265	1,353
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	435	461
3.000%, 01/10/2023 (A)	1,845	1,839
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	3,520	4,695
Moody’s
5.250%, 07/15/2044	5,005	5,486
Morgan Stanley MTN
6.375%, 07/24/2042	3,904	5,093
6.250%, 08/09/2026	2,621	3,180
5.625%, 09/23/2019	11,775	13,418
4.350%, 09/08/2026	3,695	3,746
3.875%, 04/29/2024	5,425	5,589
3.700%, 10/23/2024	6,160	6,255
National Capital Trust II
5.486%, 12/29/2049 (A) (B)	500	502
Nationwide Health Properties MTN‡
6.590%, 07/07/2038	1,310	1,657
Nationwide Mutual Insurance
8.250%, 12/01/2031 (A)	1,000	1,397
7.875%, 04/01/2033 (A)	4,016	5,560
4.950%, 04/22/2044 (A)	6,440	6,676

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York Life Insurance
6.750%, 11/15/2039 (A)	$5,515	$7,553
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	3,840	4,860
Piedmont Operating Partnership‡
4.450%, 03/15/2024	1,740	1,804
Principal Financial Group
4.625%, 09/15/2042	2,500	2,624
4.350%, 05/15/2043	565	565
Prudential Financial MTN
6.625%, 12/01/2037	708	913
5.800%, 11/16/2041	2,740	3,260
5.700%, 12/14/2036	7,039	8,279
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	6,159
Realty Income‡
4.650%, 08/01/2023	11,285	12,152
Royal Bank of Scotland Group
7.648%, 08/31/2049 (B)	1,900	2,223
5.125%, 05/28/2024	1,350	1,377
Security Benefit Life
7.450%, 10/01/2033 (A)	3,805	4,681
Simon Property Group‡
6.750%, 02/01/2040	3,206	4,401
4.750%, 03/15/2042	2,065	2,243
SL Green Realty‡
7.750%, 03/15/2020	1,775	2,141
5.000%, 08/15/2018	1,000	1,079
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,660	6,236
4.900%, 09/15/2044 (A)	7,570	8,091
TIAA Asset Management Finance LLC
4.125%, 11/01/2024 (A)	2,245	2,280
Travelers
5.350%, 11/01/2040	1,935	2,312
Ventas Realty‡
5.700%, 09/30/2043	5,465	6,455
4.750%, 06/01/2021	2,500	2,728
WEA Finance LLC
4.750%, 09/17/2044 (A)	3,400	3,555
3.750%, 09/17/2024 (A)	3,382	3,430
Wells Fargo MTN
5.606%, 01/15/2044	3,290	3,830
5.375%, 11/02/2043	745	840
4.650%, 11/04/2044	9,405	9,560
4.100%, 06/03/2026	2,575	2,639
3.300%, 09/09/2024	2,000	2,018
Wells Fargo Bank
6.600%, 01/15/2038	2,400	3,249
6.000%, 11/15/2017	300	340
5.950%, 08/26/2036	1,000	1,263
5.850%, 02/01/2037	5,620	7,092

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	153

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

XL Capital
6.375%, 11/15/2024	$3,390	$4,041
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	1,939	2,065

		649,038

Health Care — 5.7%
AbbVie
4.400%, 11/06/2042	12,480	12,403
Actavis Funding SCS
4.850%, 06/15/2044	695	689
3.850%, 06/15/2024 (A)	3,160	3,147
Aetna
4.750%, 03/15/2044	6,850	7,275
Amgen
6.400%, 02/01/2039	3,400	4,270
5.750%, 03/15/2040	500	581
5.375%, 05/15/2043	1,640	1,850
5.150%, 11/15/2041	3,700	4,028
4.950%, 10/01/2041	825	871
AstraZeneca
6.450%, 09/15/2037	3,522	4,665
4.000%, 09/18/2042	1,825	1,760
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	1,670	1,690
Bristol-Myers Squibb
6.125%, 05/01/2038	3,580	4,634
Cardinal Health
4.500%, 11/15/2044	1,830	1,827
CareFusion
4.875%, 05/15/2044	400	415
3.875%, 05/15/2024	1,750	1,802
Catholic Health Initiatives
4.350%, 11/01/2042	7,535	7,501
Celgene
5.700%, 10/15/2040	7,424	8,753
4.625%, 05/15/2044	3,600	3,679
Cleveland Clinic Foundation
4.858%, 01/01/2114	3,588	3,580
Eli Lilly
4.650%, 06/15/2044	2,290	2,510
Gilead Sciences
4.800%, 04/01/2044	9,039	9,799
4.500%, 02/01/2045	7,455	7,807
GlaxoSmithKline Capital
6.375%, 05/15/2038	3,405	4,446
Hartford HealthCare
5.746%, 04/01/2044	6,630	7,717
Humana
4.950%, 10/01/2044	4,285	4,373
Johnson & Johnson
4.500%, 12/05/2043	700	796
4.375%, 12/05/2033	3,710	4,150

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

McKesson
4.883%, 03/15/2044	$1,675	$1,792
3.796%, 03/15/2024	4,425	4,528
Mead Johnson Nutrition
5.900%, 11/01/2039	990	1,209
4.600%, 06/01/2044	825	853
Medtronic
3.625%, 03/15/2024	1,725	1,767
2.750%, 04/01/2023	3,280	3,167
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,845	2,112
Merck
4.150%, 05/18/2043	5,260	5,486
3.600%, 09/15/2042	3,230	3,078
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	2,236	2,907
Mylan
4.200%, 11/29/2023	1,875	1,945
North Shore-Long Island Jewish Health Care
6.150%, 11/01/2043	2,920	3,798
4.800%, 11/01/2042	4,615	4,710
Novartis Capital
4.400%, 05/06/2044	8,880	9,655
NYU Hospitals Center
5.750%, 07/01/2043	3,435	4,110
4.428%, 07/01/2042	4,230	4,190
Perrigo
4.000%, 11/15/2023	1,535	1,577
Perrigo Finance
4.900%, 12/15/2044	800	818
3.900%, 12/15/2024	7,035	7,096
Pfizer
7.200%, 03/15/2039	590	852
4.400%, 05/15/2044	2,270	2,351
4.300%, 06/15/2043	3,620	3,730
Providence Health & Services Obligated Group
4.379%, 10/01/2023	705	776
Roche Holdings
3.350%, 09/30/2024 (A)	1,500	1,547
St. Barnabas
4.000%, 07/01/2028	4,375	4,145
Stryker
4.375%, 05/15/2044	2,000	2,070
4.100%, 04/01/2043	1,425	1,393
3.375%, 05/15/2024	2,145	2,166
Thermo Fisher Scientific
3.150%, 01/15/2023	3,020	2,964
UnitedHealth Group
6.875%, 02/15/2038	2,010	2,758
6.625%, 11/15/2037	555	740

154	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WellPoint
4.850%, 08/15/2054	$2,515	$2,540
4.650%, 01/15/2043	2,080	2,133
4.650%, 08/15/2044	3,425	3,532
3.500%, 08/15/2024	3,100	3,111
Wyeth
6.000%, 02/15/2036	2,985	3,850
5.950%, 04/01/2037	936	1,170

		223,644

Industrials — 5.6%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	1,685	1,817
Airbus Group Finance
2.700%, 04/17/2023 (A)	2,500	2,444
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	3,304	3,531
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	2,762	2,773
BAE Systems
5.800%, 10/11/2041 (A)	4,995	5,977
BAE Systems Holdings
4.750%, 10/07/2044 (A)	5,106	5,235
Boeing
6.875%, 03/15/2039	621	896
6.625%, 02/15/2038	840	1,165
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	5,600	7,134
6.150%, 05/01/2037	1,280	1,625
5.750%, 05/01/2040	720	870
5.150%, 09/01/2043	2,415	2,728
4.900%, 04/01/2044	10,050	11,009
4.550%, 09/01/2044	1,150	1,196
4.400%, 03/15/2042	4,430	4,515
4.375%, 09/01/2042	1,850	1,855
3.750%, 04/01/2024	1,950	2,035
Caterpillar
4.750%, 05/15/2064	5,345	5,643
3.803%, 08/15/2042	7,353	7,137
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,878	5,354
Continental Airlines, Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	4,870	5,357
CSX
4.750%, 05/30/2042	4,425	4,691
4.100%, 03/15/2044	1,000	965
Deere
3.900%, 06/09/2042	2,860	2,827

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Federal Express
7.600%, 07/01/2097	$2,095	$2,998
FedEx
4.000%, 01/15/2024	2,495	2,647
3.875%, 08/01/2042	9,167	8,584
General Dynamics
3.600%, 11/15/2042	3,070	2,905
General Electric
4.500%, 03/11/2044	2,150	2,331
4.125%, 10/09/2042	7,245	7,422
Heathrow Funding
4.875%, 07/15/2021 (A)	3,070	3,450
Ingersoll-Rand Luxembourg Finance
4.650%, 11/01/2044	620	625
3.550%, 11/01/2024	5,745	5,700
John Deere Capital MTN
3.350%, 06/12/2024	1,600	1,640
L-3 Communications
3.950%, 05/28/2024	3,645	3,655
Lockheed Martin
4.070%, 12/15/2042	4,768	4,737
Norfolk Southern
6.000%, 03/15/2105	3,703	4,600
6.000%, 05/23/2111	8,719	11,037
4.800%, 08/15/2043	2,200	2,413
3.850%, 01/15/2024	3,825	4,041
Northrop Grumman
4.750%, 06/01/2043	11,545	12,337
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	228	264
Parker-Hannifin MTN
4.450%, 11/21/2044	3,020	3,148
Precision Castparts
2.500%, 01/15/2023	1,790	1,736
Republic Services
3.550%, 06/01/2022	2,025	2,080
Sydney Airport Finance (A)
5.125%, 02/22/2021	1,700	1,898
3.900%, 03/22/2023	4,500	4,619
Union Pacific
4.850%, 06/15/2044	5,355	6,034
4.821%, 02/01/2044	1,661	1,865
United Airlines, Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	2,970	3,015
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	3,340	3,344
United Technologies
5.700%, 04/15/2040	9,785	12,224
4.500%, 06/01/2042	4,985	5,387

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	155

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

US Airways, Pass-Through Trust, Ser 2011-1A, Cl A
7.125%, 10/22/2023	$1,630	$1,887
Waste Management
4.600%, 03/01/2021	2,662	2,950

		220,352

Information Technology — 1.9%
Alibaba Group Holding
3.600%, 11/28/2024 (A)	2,090	2,091
Apple
4.450%, 05/06/2044	1,150	1,236
3.850%, 05/04/2043	5,420	5,270
3.450%, 05/06/2024	1,700	1,771
CDK Global
4.500%, 10/15/2024 (A)	5,215	5,203
Cisco Systems
5.900%, 02/15/2039	3,920	4,845
Corning
5.750%, 08/15/2040	555	645
eBay
4.000%, 07/15/2042	1,970	1,698
EMC
2.650%, 06/01/2020	1,675	1,681
Intel
4.250%, 12/15/2042	2,735	2,749
4.000%, 12/15/2032	850	850
International Business Machines
3.625%, 02/12/2024	1,705	1,774
Juniper Networks
5.950%, 03/15/2041	4,430	4,454
Microsoft
4.875%, 12/15/2043	3,822	4,425
3.500%, 11/15/2042	1,765	1,635
Motorola Solutions
5.500%, 09/01/2044	3,250	3,320
Oracle
6.500%, 04/15/2038	6,460	8,543
4.500%, 07/08/2044	2,675	2,828
4.300%, 07/08/2034	7,670	7,997
3.625%, 07/15/2023	2,320	2,434
Seagate HDD Cayman
5.750%, 12/01/2034 (A)	2,435	2,537
4.750%, 01/01/2025 (A)	8,875	9,192

		77,178

Materials — 2.3%
Air Products & Chemicals
3.350%, 07/31/2024	2,170	2,226
Barrick North America Finance LLC
5.750%, 05/01/2043	8,720	8,782
BHP Billiton Finance USA
5.000%, 09/30/2043	5,570	6,317

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CF Industries
5.150%, 03/15/2034	$2,205	$2,345
Dow Chemical
4.625%, 10/01/2044	1,000	1,012
4.375%, 11/15/2042	7,055	6,840
4.250%, 10/01/2034	2,740	2,722
Eastman Chemical
4.650%, 10/15/2044	4,080	4,133
3.800%, 03/15/2025	2,775	2,837
Freeport-McMoRan
5.450%, 03/15/2043	7,877	7,912
5.400%, 11/14/2034	2,115	2,148
Glencore Finance Canada
6.000%, 11/15/2041 (A)	5,594	5,929
Kinross
5.950%, 03/15/2024 (A)	2,125	2,031
LYB International Finance
4.875%, 03/15/2044	3,575	3,793
Monsanto
4.200%, 07/15/2034	910	938
Mosaic
5.450%, 11/15/2033	1,225	1,361
Nacional del Cobre de Chile
5.625%, 10/18/2043 (A)	4,285	4,790
4.250%, 07/17/2042 (A)	835	764
Newcrest Finance
5.750%, 11/15/2041 (A)	4,504	3,841
Newmont Mining
4.875%, 03/15/2042	3,745	3,175
Praxair
3.550%, 11/07/2042	1,820	1,719
Rio Tinto Finance USA
7.125%, 07/15/2028	480	628
4.125%, 08/21/2042	120	111
Rohm & Haas
7.850%, 07/15/2029	4,785	6,676
Southern Copper
7.500%, 07/27/2035	2,974	3,431
Teck Resources
6.000%, 08/15/2040	180	172
5.400%, 02/01/2043	2,360	2,130
5.200%, 03/01/2042	1,050	928
Vale Overseas
6.875%, 11/21/2036	845	922

		90,613

Telecommunication Services — 5.3%
Alltel
7.875%, 07/01/2032	1,175	1,699
6.800%, 05/01/2029	570	712
America Movil
6.375%, 03/01/2035	625	773
4.375%, 07/16/2042	4,545	4,409

156	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AT&T
6.500%, 09/01/2037	$2,758	$3,436
6.300%, 01/15/2038	1,500	1,817
5.550%, 08/15/2041	6,770	7,564
5.350%, 09/01/2040	6,474	7,008
4.800%, 06/15/2044	10,825	10,999
4.350%, 06/15/2045	10,368	9,817
4.300%, 12/15/2042	3,351	3,174
British Telecommunications
9.625%, 12/15/2030	2,070	3,279
CenturyLink
7.650%, 03/15/2042	3,035	3,035
5.800%, 03/15/2022	350	367
Deutsche Telekom International Finance
9.250%, 06/01/2032	865	1,385
8.750%, 06/15/2030	785	1,154
4.875%, 03/06/2042 (A)	2,980	3,153
GTE
6.940%, 04/15/2028	1,360	1,699
Koninklijke
8.375%, 10/01/2030	2,035	2,830
Orange
5.500%, 02/06/2044	1,130	1,287
5.375%, 01/13/2042	2,030	2,273
Rogers Communications
5.450%, 10/01/2043	2,350	2,619
5.000%, 03/15/2044	3,750	3,944
4.100%, 10/01/2023	1,500	1,584
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	6,578	7,215
Telecom Italia Capital
6.000%, 09/30/2034	890	892
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	5,515	5,786
Telefonica Emisiones SAU
7.045%, 06/20/2036	2,990	3,900
Verizon Communications
6.550%, 09/15/2043	33,503	43,274
6.400%, 09/15/2033	10,354	12,817
6.400%, 02/15/2038	560	699
6.250%, 04/01/2037	760	918
6.000%, 04/01/2041	1,500	1,794
5.050%, 03/15/2034	4,175	4,481
5.012%, 08/21/2054 (A)	14,287	14,877
4.862%, 08/21/2046 (A)	10,584	11,034
4.750%, 11/01/2041	5,235	5,363
4.400%, 11/01/2034	7,515	7,464
3.850%, 11/01/2042	1,610	1,447
Vodafone Group
4.375%, 02/19/2043	10,170	9,750

		211,728

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 9.1%
AGL Capital
5.875%, 03/15/2041	$2,593	$3,238
4.400%, 06/01/2043	1,000	1,043
Arizona Public Services
8.000%, 12/30/2015	46	47
Baltimore Gas & Electric
5.200%, 06/15/2033	3,275	3,828
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,860	5,059
6.125%, 04/01/2036	6,910	8,638
5.150%, 11/15/2043	2,250	2,551
Boston Gas
4.487%, 02/15/2042 (A)	2,147	2,295
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.850%, 06/01/2034	1,496	1,616
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	1,900	2,064
CenterPoint Energy Resources
6.250%, 02/01/2037	3,791	4,703
Cleco Power
6.000%, 12/01/2040	1,100	1,293
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,322
6.300%, 08/15/2037	1,440	1,862
4.450%, 03/15/2044	4,340	4,545
Coso Geothermal Power Holdings
7.000%, 07/15/2026 (A)	820	549
Dominion Resources
5.250%, 08/01/2033	8,631	9,896
4.900%, 08/01/2041	2,715	2,964
DTE Energy
3.850%, 12/01/2023	2,215	2,326
3.500%, 06/01/2024	1,375	1,395
Duke Energy
3.750%, 04/15/2024	2,535	2,648
3.050%, 08/15/2022	1,420	1,427
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	3,973
5.300%, 02/15/2040	8,120	9,832
4.000%, 09/30/2042	2,450	2,492
Duke Energy Florida
6.400%, 06/15/2038	590	800
6.350%, 09/15/2037	1,160	1,570
Duke Energy Indiana
6.350%, 08/15/2038	1,660	2,245
4.900%, 07/15/2043	2,280	2,611
Duke Energy Progress
4.375%, 03/30/2044	3,320	3,546

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	157

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Duquesne Light Holdings
6.250%, 08/15/2035	$3,125	$3,799
5.900%, 12/01/2021 (A)	750	874
El Paso Electric
5.000%, 12/01/2044	1,000	1,013
Electricite de France
6.000%, 01/22/2114 (A)	8,445	9,592
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,406
Entergy Louisiana
4.440%, 01/15/2026	3,210	3,585
Entergy Texas
7.125%, 02/01/2019	1,665	1,988
Exelon
5.625%, 06/15/2035	1,250	1,443
Exelon Generation LLC
6.250%, 10/01/2039	200	235
5.750%, 10/01/2041	4,931	5,524
5.600%, 06/15/2042	5,080	5,534
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	7,260	7,661
FirstEnergy, Ser C
7.375%, 11/15/2031	2,105	2,553
Florida Power & Light
5.960%, 04/01/2039	3,115	4,071
5.690%, 03/01/2040	5,000	6,439
5.650%, 02/01/2037	2,500	3,137
5.400%, 09/01/2035	3,200	3,921
Georgia Power
5.950%, 02/01/2039	3,850	4,826
5.400%, 06/01/2040	6,230	7,463
4.300%, 03/15/2042	2,215	2,290
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	2,200	2,444
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,688
4.875%, 11/01/2041 (A)	2,130	2,428
4.500%, 06/01/2044 (A)	2,375	2,584
ITC Holdings
5.300%, 07/01/2043	2,085	2,382
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,688
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	3,901	4,341
Kansas Gas & Electric
4.300%, 07/15/2044 (A)	2,715	2,881
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,298
Kentucky Utilities
5.125%, 11/01/2040	2,355	2,815

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

KeySpan Gas East
5.819%, 04/01/2041 (A)	$7,485	$9,448
Metropolitan Edison
7.700%, 01/15/2019	350	422
MidAmerican Energy
6.750%, 12/30/2031	870	1,188
5.800%, 10/15/2036	980	1,251
4.800%, 09/15/2043	1,725	1,933
4.400%, 10/15/2044	1,450	1,540
MidAmerican Funding
6.927%, 03/01/2029	170	226
Monongahela Power
5.400%, 12/15/2043 (A)	945	1,117
4.100%, 04/15/2024 (A)	7,450	7,962
Narragansett Electric
4.170%, 12/10/2042 (A)	3,220	3,248
NextEra Energy Capital Holdings
6.000%, 03/01/2019	2,470	2,842
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	2,814	2,918
4.119%, 11/28/2042 (A)	2,000	2,047
2.721%, 11/28/2022 (A)	700	687
NiSource Finance
5.950%, 06/15/2041	545	667
Northeast Utilities
2.800%, 05/01/2023	2,120	2,051
Northern States Power
6.250%, 06/01/2036	1,813	2,440
5.350%, 11/01/2039	2,695	3,316
3.400%, 08/15/2042	1,185	1,091
NSTAR Electric
4.400%, 03/01/2044	655	698
Oncor Electric Delivery
7.500%, 09/01/2038	600	885
5.300%, 06/01/2042	8,438	10,132
5.250%, 09/30/2040	2,165	2,583
4.550%, 12/01/2041	1,890	2,085
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,320
6.250%, 03/01/2039	1,910	2,437
6.050%, 03/01/2034	4,940	6,207
5.800%, 03/01/2037	2,226	2,676
4.600%, 06/15/2043	2,345	2,484
4.500%, 12/15/2041	1,660	1,749
PacifiCorp
6.000%, 01/15/2039	1,310	1,680
5.750%, 04/01/2037	2,972	3,751
Pennsylvania Electric
6.150%, 10/01/2038	6,082	7,202
Potomac Electric Power
3.600%, 03/15/2024	3,000	3,144
PSEG Power LLC
8.625%, 04/15/2031	4,340	6,334

158	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service Electric & Gas MTN
4.000%, 06/01/2044	$1,000	$1,000
3.650%, 09/01/2042	3,290	3,109
Public Service of Colorado
6.500%, 08/01/2038	725	1,025
6.250%, 09/01/2037	1,880	2,527
4.750%, 08/15/2041	2,400	2,707
4.300%, 03/15/2044	3,045	3,281
San Diego Gas & Electric
4.500%, 08/15/2040	675	732
4.300%, 04/01/2042	1,375	1,462
Sempra Energy
6.000%, 10/15/2039	3,565	4,460
Southaven Combined Cycle Generation
3.846%, 08/15/2033	2,621	2,768
Southern California Edison
6.050%, 03/15/2039	4,355	5,638
4.650%, 10/01/2043	7,190	8,026
Southern California Gas
4.450%, 03/15/2044	2,450	2,644
3.750%, 09/15/2042	1,585	1,540
Southwestern Electric Power
6.200%, 03/15/2040	3,335	4,234
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	1,082	1,572
Tucson Electric Power
5.000%, 03/15/2044	5,025	5,466
Union Electric
8.450%, 03/15/2039	2,405	4,049
Virginia Electric and Power
4.650%, 08/15/2043	2,250	2,482
4.450%, 02/15/2044	2,500	2,671
3.450%, 02/15/2024	530	545
Xcel Energy
4.800%, 09/15/2041	1	1

		361,981

Total Corporate Obligations (Cost $2,482,648) ($ Thousands)		2,696,904

MUNICIPAL BONDS — 6.8%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	4,385	5,572
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,690	2,352
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,578
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,870	4,881

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

City of Houston, Utility System Revenue, Ser A, RB, Callable 05/15/2019 @ 100
5.250%, 11/15/2033	$320	$369
City of Houston, Utility System Revenue, Ser B, RB
3.828%, 05/15/2028	2,775	2,964
3.428%, 05/15/2023	2,500	2,628
City of New York, Build America Project, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,200	2,626
5.817%, 10/01/2031	2,950	3,337
City of New York, Build America Project, GO
5.517%, 10/01/2037	4,455	5,380
City of Sacramento, Municipal Utility District, Build America Project, RB
6.156%, 05/15/2036	100	130
City of San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,705	4,726
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	1,310	1,509
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	1,160	1,492
Commonwealth of Pennsylvania, Build America Project, Ser B, GO
5.450%, 02/15/2030	4,535	5,340
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	600	788
Dallas, Independent School District, Build America Project, GO, PSF-GTD Callable 02/15/2021 @ 100
6.450%, 02/15/2035	3,415	4,083
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	2,735	3,052
Florida’s, Turnpike Enterprise, Build America Project, RB Callable 07/01/2019 @ 100
6.800%, 07/01/2039	580	675

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	159

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	$3,150	$3,797
Illinois, Finance Authority, RB
4.000%, 06/01/2047	1,260	1,240
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	4,860	6,346
Las Vegas, Valley Water District, Build America Project, GO
7.013%, 06/01/2039	390	432
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	5,610	7,032
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,990	2,873
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	3,977
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	1,225	1,758
6.008%, 07/01/2039	5,000	6,312
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/2034	3,080	4,252
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,630	3,249
Michigan State University, Build America Project, Ser B, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	3,300	3,924
Missouri, Joint Municipal Electric Utility Commission, Build America Project, RB
6.890%, 01/01/2042	600	727
Municipal Electric Authority of Georgia, Build America Project, RB
6.637%, 04/01/2057	3,511	4,599
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	89
7.102%, 01/01/2041	2,650	3,776
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	3,260	4,058

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/2020 @ 100
6.491%, 06/15/2042	$6,630	$7,696
New York City, Municipal Water Finance Authority, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	600	704
New York City, Municipal Water Finance Authority, Ser GG, RB Callable 06/15/2021 @ 100
5.000%, 06/15/2043	710	782
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,195	2,728
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.767%, 08/01/2036	4,150	5,157
5.508%, 08/01/2037	580	714
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	3,295	3,941
5.289%, 03/15/2033	1,550	1,841
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	4,856	6,841
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	122
Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	3,925	4,453
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	725	810
4.458%, 10/01/2062	6,005	6,080
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,600	2,136
San Diego County, Regional Transportation Commission, RB
5.911%, 04/01/2048	2,500	3,403
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	2,785	3,710

160	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	$2,580	$3,150
State of California, Build America Project, GO
7.625%, 03/01/2040	4,440	6,729
7.600%, 11/01/2040	580	891
7.550%, 04/01/2039	3,005	4,537
7.500%, 04/01/2034	7,900	11,514
7.350%, 11/01/2039	5,330	7,778
7.300%, 10/01/2039	7,100	10,309
State of Illinois, Build America Project, GO
7.350%, 07/01/2035	745	870
7.100%, 07/01/2035	1,890	2,124
6.630%, 02/01/2035	3,475	3,858
State of Illinois, GO
5.100%, 06/01/2033	8,450	8,323
State of New York, Build America Project, RB
5.770%, 03/15/2039	12,820	15,779
State of Texas, Build America Project, GO
5.517%, 04/01/2039	2,090	2,710
Texas Transportation Commission, State Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	4,125	4,925
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/2032	3,300	3,903
University of California, Ser AD, RB
4.858%, 05/15/2112	13,775	14,042
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	1,505	1,866

Total Municipal Bonds (Cost $239,096) ($ Thousands)		269,349

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
FFCB
5.750%, 05/11/2026	6,525	8,340
3.125%, 11/06/2029	3,000	2,853
FHLB
5.625%, 06/11/2021	960	1,162
FHLMC
6.750%, 03/15/2031	4,845	7,154
6.250%, 07/15/2032	6,735	9,605
3.600%, 12/17/2029	8,300	4,982

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FICO STRIPS, PO,
0.000%, 12/27/2018 to 09/26/2019	$16,575	$15,260
FNMA
7.250%, 05/15/2030	3,565	5,405
3.500%, 03/07/2033	2,529	2,466
3.000%, 11/26/2032 to 05/23/2033	4,596	4,256
2.625%, 09/06/2024	13,595	13,705
0.025%, 01/12/2015	9,400	9,399
Residual Funding STRIPS
3.529%, 04/15/2030	17,770	11,102
1.785%, 07/15/2020	1,706	1,520
Tennessee Valley Authority
7.125%, 05/01/2030	11,165	16,275
5.880%, 04/01/2036	13,625	18,322
5.500%, 06/15/2038	465	605
5.375%, 04/01/2056	12,593	15,876
5.250%, 09/15/2039	8,480	10,609
4.875%, 01/15/2048	635	752
4.625%, 09/15/2060	7,645	8,533
3.500%, 12/15/2042	5,480	5,278
Tennessee Valley Authority STRIPS, PO,
0.000%, 01/15/2038	3,700	1,560

Total U.S. Government Agency Obligations (Cost $169,948) ($ Thousands)		175,019

MORTGAGE-BACKED SECURITIES — 1.6%

Agency Mortgage-Backed Obligations — 1.2%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	342	376
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	680	786
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	5,866	6,182
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	2,958	2,652
FHLMC CMO, Ser 3770, Cl ZB
5.000%, 12/15/2040	3,537	4,050
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	4,380	4,410
FHLMC Multifamily Structured Pass-Through Certificates, Ser K034, Cl A2
3.531%, 07/25/2023 (B)	5,385	5,759

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	161

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA
3.841%, 09/01/2020	$3,751	$4,075
3.762%, 12/01/2020	3,753	4,076
3.665%, 10/01/2020	3,816	4,142
3.583%, 09/01/2020	1,932	2,082
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	913	1,128
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	512	588
FNMA CMO, Ser 2007-68, Cl SC, IO
6.548%, 07/25/2037 (B)	91	16
GNMA ARM
1.625%, 06/20/2032 (B)	101	104
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	143	150
GNMA CMO, Ser 2009-8, Cl PS, IO
6.145%, 08/16/2038 (B)	195	28
GNMA CMO, Ser 2010-4, Cl NS, IO
6.648%, 01/16/2040 (B)	211	35
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041	10,425	8,023

		48,662

Non-Agency Mortgage-Backed Obligations — 0.4%
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.215%, 08/25/2035 (A) (B)	19	13
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.472%, 03/25/2035 (A) (B)	138	106
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.364%, 03/19/2045 (A) (B)	189	167
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,540	4,847
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.954%, 11/19/2034 (A) (B)	274	229
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.464%, 08/19/2045 (A) (B)	369	341
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.952%, 08/25/2034 (A) (B)	72	65
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.702%, 10/25/2034 (A) (B)	98	99

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.015%, 09/25/2034 (A) (B)	$30	$27
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.932%, 12/25/2034 (A) (B)	129	108
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.462%, 10/25/2036 (A) (B)	17	12
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	4,410	4,787
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031 (A)	30	31
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031 (A)	42	44
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.473%, 12/25/2034 (A) (B)	64	65
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.485%, 01/25/2045 (A) (B)	177	163
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.611%, 04/25/2036 (A) (B)	173	172
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.666%, 11/15/2044	3,590	3,815

		15,091

Total Mortgage-Backed Securities (Cost $56,832) ($ Thousands)		63,753

SOVEREIGN DEBT — 1.0%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/2020 (A)	1,300	1,378
Federal Republic of Brazil
5.625%, 01/07/2041	1,645	1,793
4.250%, 01/07/2025	1,780	1,802
International Bank for Reconstruction & Development MTN
3.632%, 10/31/2030	5,850	3,427
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,841
3.212%, 05/01/2024	1,020	788
2.947%, 08/15/2026	2,585	1,813
2.652%, 05/15/2024	1,545	1,192

162	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Province of Quebec Canada MTN
6.350%, 01/30/2026	$2,925	$3,757
Republic of Colombia
5.625%, 02/26/2044	1,690	1,918
4.000%, 02/26/2024	1,680	1,732
Republic of Panama
4.300%, 04/29/2053	915	830
Republic of Uruguay
5.100%, 06/18/2050	2,790	2,797
United Mexican States MTN
6.050%, 01/11/2040	470	573
5.950%, 03/19/2019	1,300	1,487
5.750%, 10/12/2110	664	708
5.550%, 01/21/2045	1,670	1,929
4.750%, 03/08/2044	8,143	8,401
4.000%, 10/02/2023	2,652	2,788

Total Sovereign Debt (Cost $38,228) ($ Thousands)		40,954

ASSET-BACKED SECURITIES — 0.3%

Mortgage Related Securities — 0.0%
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (B)	71	73

Other Asset-Backed Securities — 0.3%
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.029%, 03/25/2037	180	175
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A2
0.952%, 04/26/2032 (A) (B)	2,765	2,756
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	1,515	1,614
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.002%, 07/27/2037 (A) (B)	2,745	2,745
SLM Student Loan Trust, Ser 2011-1, Cl A2
1.302%, 10/25/2034 (B)	2,620	2,704

		9,994

Total Asset-Backed Securities (Cost $9,845) ($ Thousands)		10,067

U.S. TREASURY OBLIGATIONS — 16.3%
U.S. Treasury Bills (C) (E)
0.039%, 03/19/2015	1,972	1,972
0.000%, 12/04/2014	30	30
U.S. Treasury Bonds
6.250%, 05/15/2030	4,285	6,345
5.375%, 02/15/2031	29,719	40,929
5.250%, 02/15/2029	8,535	11,370

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

4.500%, 02/15/2036	$14,087	$18,286
4.500%, 08/15/2039	29,085	37,840
4.250%, 05/15/2039	10,200	12,798
3.875%, 08/15/2040	29,835	35,504
3.750%, 11/15/2043	17,250	20,107
3.625%, 08/15/2043	65,531	74,726
3.625%, 02/15/2044	29,341	33,476
3.375%, 05/15/2044	29,015	31,633
3.125%, 11/15/2041	14,415	15,104
3.125%, 02/15/2043	44,091	45,889
3.125%, 08/15/2044	66,450	69,160
2.750%, 08/15/2042	7,780	7,536
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	11,679	12,982
U.S. Treasury Notes
2.250%, 11/15/2024	1,320	1,323
U.S. Treasury STRIPS
3.396%, 05/15/2039	500	243
3.066%, 05/15/2030	26,900	17,972
3.084%, 11/15/2027	3,840	2,724
2.875%, 05/15/2043	143,955	142,651
1.474%, 11/15/2027	4,520	3,267

Total U.S. Treasury Obligations (Cost $575,197) ($ Thousands)		643,867

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%*†	29,963,430	29,963

Total Cash Equivalent (Cost $29,963) ($ Thousands)		29,963

Total Investments — 99.3% (Cost $3,601,757) ($ Thousands)		$3,929,876

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(475)	Mar-2015	$(651)
U.S. 2-Year Treasury Note	(2,047)	Mar-2015	(615)
U.S. 5-Year Treasury Note	890	Mar-2015	603
U.S. Long Treasury Bond	164	Mar-2015	409
U.S. Ultra Long Treasury Bond	1,022	Mar-2015	3,086

			$2,832

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	163

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Concluded)

November 30, 2014

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3 Month USD - LIBOR	11/15/43	$3,570	$(587)

A list of the open OTC swap agreements held by the Fund at November 30, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	2.48%	3 Month USD - LIBOR	11/15/27	$2,605	$(135)
Barclays Bank PLC	2.42%	3 Month USD - LIBOR	11/15/27	2,630	(113)
Citigroup	2.71%	3 Month USD - LIBOR	08/15/42	5,255	109

					$(139)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/ Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	Metlife	Buy	1.00	09/20/16	$5,000	$(197)

For the period ended November 30, 2014, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,958,084 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2014. The date reported on the Schedule of Investments is the final maturity date.

(C)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open future contracts.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

OTC — Over the Counter

PLC — Public Limited Company

PO — Principal Only

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,696,904	$—	$2,696,904
Municipal Bonds	—	269,349	—	269,349
U.S. Government Agency Obligations	—	175,019	—	175,019
Mortgage-Backed Securities	—	63,753	—	63,753
Sovereign Debt	—	40,954	—	40,954
Asset-Backed Securities	—	10,067	—	10,067
U.S. Treasury Obligations	—	643,867	—	643,867
Cash Equivalent	29,963	—	—	29,963

Total Investments in Securities	$29,963	$3,899,913	$—	$3,929,876

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$4,098	$—	$—	$4,098
Unrealized Depreciation	(1,266)	—	—	(1,266)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(587)	—	(587)
OTC Swap
Interest Rate Swaps*
Unrealized Appreciation	—	109	—	109
Unrealized Depreciation	—	(248)	—	(248)
Credit Default Swaps*
Unrealized Depreciation	—	(197)	—	(197)

Total Other Financial Instruments	$2,832	$(923)	$—	$1,909

* Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

164	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 93.7%

Consumer Discretionary — 11.0%
21st Century Fox America
8.150%, 10/17/2036	$1,281	$1,859
7.430%, 10/01/2026	1,450	1,864
7.125%, 04/08/2028	400	504
6.900%, 08/15/2039	1,500	2,030
6.750%, 01/09/2038	3,385	4,375
6.650%, 11/15/2037	6,700	8,784
6.550%, 03/15/2033	1,930	2,474
6.400%, 12/15/2035	1,100	1,418
6.200%, 12/15/2034	4,304	5,450
6.150%, 02/15/2041	1,120	1,401
5.400%, 10/01/2043	1,075	1,250
4.750%, 09/15/2044 (A)	1,145	1,217
AutoZone
3.125%, 07/15/2023	490	483
Bed Bath & Beyond
4.915%, 08/01/2034	730	745
CBS
5.900%, 10/15/2040	40	46
Comcast
7.050%, 03/15/2033	1,020	1,401
6.950%, 08/15/2037	6,050	8,387
6.550%, 07/01/2039	295	397
6.450%, 03/15/2037	4,030	5,244
6.400%, 05/15/2038	9,210	12,035
5.650%, 06/15/2035	1,505	1,837
4.750%, 03/01/2044	4,470	4,915
4.650%, 07/15/2042	6,905	7,435
4.250%, 01/15/2033	2,980	3,092
4.200%, 08/15/2034	6,805	6,962
Comcast Cable Communications Holdings
9.455%, 11/15/2022	620	893
Cox Communications
6.950%, 06/01/2038 (A)	500	632
5.450%, 12/15/2014	8	8

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.700%, 12/15/2042 (A)	$3,350	$3,315
4.500%, 06/30/2043 (A)	220	213
3.250%, 12/15/2022 (A)	2,531	2,472
Cox Enterprises
7.375%, 07/15/2027 (A)	500	639
CVS Caremark
5.300%, 12/05/2043	1,520	1,791
3.375%, 08/12/2024	4,190	4,211
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	6,609	9,020
Darden Restaurants
6.800%, 10/15/2037	650	750
3.350%, 11/01/2022	133	121
DIRECTV Holdings LLC
6.375%, 03/01/2041	1,495	1,762
6.350%, 03/15/2040	4,096	4,839
5.150%, 03/15/2042	5,545	5,702
4.450%, 04/01/2024	880	926
Discovery Communications
4.950%, 05/15/2042	460	464
4.875%, 04/01/2043	500	502
Ford Motor
7.450%, 07/16/2031	3,159	4,264
7.400%, 11/01/2046	4,510	6,407
4.750%, 01/15/2043	2,460	2,542
General Motors
5.200%, 04/01/2045	1,520	1,563
Grupo Televisa
6.625%, 01/15/2040	20	24
5.000%, 05/13/2045	4,050	4,107
Home Depot
4.875%, 02/15/2044	365	420
4.400%, 03/15/2045	4,650	4,973
3.750%, 02/15/2024	355	378
Johnson Controls
5.700%, 03/01/2041	55	65
4.950%, 07/02/2064	4,715	4,813
4.625%, 07/02/2044	2,500	2,518
Lowe’s
7.110%, 05/15/2037	3,092	4,270
6.650%, 09/15/2037	2,060	2,800
5.800%, 10/15/2036	1,090	1,340
5.125%, 11/15/2041	2,885	3,345
5.000%, 09/15/2043	1,050	1,206
4.250%, 09/15/2044	2,040	2,075
Macy’s Retail Holdings
7.450%, 07/15/2017	40	46
4.500%, 12/15/2034	1,320	1,325
McDonald’s MTN
4.875%, 07/15/2040	710	797
3.700%, 02/15/2042	2,605	2,411
NBCUniversal Media LLC
5.950%, 04/01/2041	3,250	4,097
4.450%, 01/15/2043	1,070	1,121

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	165

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.375%, 04/01/2021	$65	$72
2.875%, 01/15/2023	225	224
Newell Rubbermaid
4.000%, 12/01/2024	1,365	1,386
QVC
5.950%, 03/15/2043	2,440	2,518
5.450%, 08/15/2034 (A)	3,190	3,089
Target
6.650%, 08/01/2028	355	447
6.500%, 10/15/2037	1,251	1,663
4.000%, 07/01/2042	7,185	7,115
TCI Communications
7.875%, 02/15/2026	970	1,358
Thomson Reuters
5.650%, 11/23/2043	1,540	1,757
4.500%, 05/23/2043	290	281
Tiffany
4.900%, 10/01/2044 (A)	1,385	1,431
Time Warner
7.700%, 05/01/2032	3,622	5,052
7.625%, 04/15/2031	6,860	9,428
6.500%, 11/15/2036	920	1,153
6.250%, 03/29/2041	1,961	2,408
6.200%, 03/15/2040	500	600
6.100%, 07/15/2040	1,725	2,068
5.375%, 10/15/2041	11,425	12,523
5.350%, 12/15/2043	3,925	4,301
Time Warner Cable
7.300%, 07/01/2038	1,470	1,988
6.750%, 06/15/2039	3,000	3,859
6.550%, 05/01/2037	3,930	4,995
5.875%, 11/15/2040	4,455	5,274
5.500%, 09/01/2041	5,710	6,459
4.500%, 09/15/2042	3,130	3,143
Time Warner Entertainment
8.375%, 07/15/2033	3,185	4,712
Viacom
5.850%, 09/01/2043	6,100	6,911
5.250%, 04/01/2044	500	530
4.875%, 06/15/2043	190	192
4.500%, 02/27/2042	995	959
4.375%, 03/15/2043	7,201	6,694
Walgreen
4.400%, 09/15/2042	30	30
Walgreens Boots Alliance
4.800%, 11/18/2044	8,575	9,023
4.500%, 11/18/2034	1,255	1,288
Wal-Mart Stores
7.550%, 02/15/2030	1,150	1,661
6.500%, 08/15/2037	5,615	7,630
5.625%, 04/01/2040	5,750	7,209
5.625%, 04/15/2041	2,810	3,556
5.250%, 09/01/2035	800	952
5.000%, 10/25/2040	13,520	15,715

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.750%, 10/02/2043	$3,105	$3,515
4.300%, 04/22/2044	3,710	3,973
4.000%, 04/11/2043	3,245	3,289
Walt Disney MTN
4.125%, 12/01/2041	370	389
4.125%, 06/01/2044	2,940	3,072

		346,664

Consumer Staples — 4.9%
Ahold Finance USA
6.875%, 05/01/2029	985	1,267
Altria Group
10.200%, 02/06/2039	1,395	2,409
9.950%, 11/10/2038	1,093	1,874
5.375%, 01/31/2044	7,420	8,275
4.250%, 08/09/2042	420	398
2.850%, 08/09/2022	440	428
Anheuser-Busch
6.450%, 09/01/2037	2,300	2,987
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	5,700	6,047
4.000%, 01/17/2043	1,055	1,011
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	3,910	5,957
8.000%, 11/15/2039	105	160
6.375%, 01/15/2040	210	275
3.750%, 07/15/2042	10,429	9,636
Autopistas Metropolitanas de Puerto Rico
6.750%, 06/30/2035 (A)	1,000	896
Bestfoods
7.250%, 12/15/2026	170	234
Bowdoin College
4.693%, 07/01/2112	4,864	4,877
California Institute of Technology
4.700%, 11/01/2111	1,000	1,022
Cargill
4.100%, 11/01/2042 (A)	690	691
Coca-Cola Femsa
5.250%, 11/26/2043	2,950	3,378
ConAgra Foods
8.250%, 09/15/2030	750	1,075
7.000%, 10/01/2028	295	378
6.625%, 08/15/2039	2,600	3,226
4.650%, 01/25/2043	2,460	2,487
Diageo Capital
5.875%, 09/30/2036	485	604
3.875%, 04/29/2043	5,130	4,930
Diageo Investment
4.250%, 05/11/2042	1,425	1,421
General Mills
5.400%, 06/15/2040	505	580
4.150%, 02/15/2043	1,855	1,867

166	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Grupo Bimbo
4.875%, 06/27/2044 (A)	$1,160	$1,160
Heineken
4.000%, 10/01/2042 (A)	1,420	1,345
Kimberly-Clark
5.300%, 03/01/2041	555	671
Kraft Foods Group
6.875%, 01/26/2039	1,565	2,037
6.500%, 02/09/2040	795	1,004
5.000%, 06/04/2042	4,750	5,135
Land O’ Lakes
6.000%, 11/15/2022 (A)	880	944
Lorillard Tobacco
8.125%, 05/01/2040	60	83
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,260	4,274
4.678%, 07/01/2114	3,280	3,606
Mondelez International
6.500%, 02/09/2040	1,307	1,706
4.000%, 02/01/2024	10,820	11,338
Northwestern University
4.643%, 12/01/2044	1,200	1,365
Pepsi Bottling Group
7.000%, 03/01/2029	1,225	1,684
PepsiCo
5.500%, 01/15/2040	590	695
4.875%, 11/01/2040	1,130	1,244
4.250%, 10/22/2044	1,545	1,566
4.000%, 03/05/2042	3,420	3,337
3.600%, 08/13/2042	3,520	3,225
3.000%, 08/25/2021	16	17
Pernod Ricard
5.500%, 01/15/2042 (A)	1,175	1,342
Philip Morris International
6.375%, 05/16/2038	420	538
4.875%, 11/15/2043	765	831
4.500%, 03/20/2042	7,255	7,447
4.250%, 11/10/2044	1,450	1,438
4.125%, 03/04/2043	5,980	5,820
3.875%, 08/21/2042	1,830	1,709
President and Fellows of Harvard College
3.619%, 10/01/2037	400	392
Reynolds American
6.150%, 09/15/2043	20	23
4.750%, 11/01/2042	25	24
3.250%, 11/01/2022	1,120	1,100
SABMiller Holdings
4.950%, 01/15/2042 (A)	8,045	8,899
Sysco
4.350%, 10/02/2034	4,380	4,616
Tufts University
5.017%, 04/15/2112	3,212	3,594

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Unilever Capital
5.900%, 11/15/2032	$1,375	$1,861
University of Chicago
4.411%, 10/01/2044	715	757

		155,217

Energy — 13.2%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	581	666
Anadarko Finance
7.500%, 05/01/2031	5,235	6,942
Anadarko Petroleum
6.950%, 06/15/2019	190	225
6.450%, 09/15/2036	9,295	11,326
4.559%, 10/10/2036	13,000	4,931
4.500%, 07/15/2044	350	339
Apache
6.900%, 09/15/2018	10	12
5.100%, 09/01/2040	4,065	4,139
4.750%, 04/15/2043	2,695	2,594
4.250%, 01/15/2044	8,055	7,237
Baker Hughes
5.125%, 09/15/2040	65	72
BG Energy Capital
5.125%, 10/15/2041 (A)	5,540	6,078
BP Capital Markets
3.994%, 09/26/2023	1,950	2,031
3.535%, 11/04/2024	5,220	5,216
2.750%, 05/10/2023	1,875	1,791
Buckeye Partners
5.850%, 11/15/2043	70	72
Cameron International
7.000%, 07/15/2038	40	51
Canadian Natural Resources
6.750%, 02/01/2039	2,660	3,322
6.450%, 06/30/2033	155	188
6.250%, 03/15/2038	1,375	1,643
3.900%, 02/01/2025	750	763
Canadian Oil Sands
6.000%, 04/01/2042 (A)	985	1,114
Cenovus Energy
6.750%, 11/15/2039	1,395	1,748
5.700%, 10/15/2019	180	204
5.200%, 09/15/2043	1,725	1,807
4.450%, 09/15/2042	700	666
CNOOC Finance
3.000%, 05/09/2023	1,130	1,083
Conoco Funding
6.950%, 04/15/2029	2,950	3,966
ConocoPhillips
6.500%, 02/01/2039	8,688	11,556
5.900%, 05/15/2038	2,400	2,985
4.300%, 11/15/2044	3,985	4,094
4.150%, 11/15/2034	1,500	1,524

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	167

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ConocoPhillips Canada Funding I
5.950%, 10/15/2036	$1,040	$1,304
Continental Resources
4.900%, 06/01/2044	2,420	2,220
3.800%, 06/01/2024	1,580	1,514
DCP Midstream Operating
5.600%, 04/01/2044	1,460	1,556
Devon Energy
7.950%, 04/15/2032	2,125	2,936
6.300%, 01/15/2019	50	58
5.600%, 07/15/2041	2,620	2,962
4.750%, 05/15/2042	2,540	2,571
Devon Financing
7.875%, 09/30/2031	145	200
Diamond Offshore Drilling
5.700%, 10/15/2039	4,000	3,836
4.875%, 11/01/2043	540	462
El Paso Natural Gas
8.375%, 06/15/2032	1,590	2,107
7.500%, 11/15/2026	645	809
El Paso Pipeline Partners Operating LLC
4.700%, 11/01/2042	1,355	1,225
Enbridge
4.500%, 06/10/2044	3,917	3,800
Encana
6.625%, 08/15/2037	705	852
5.150%, 11/15/2041	2,525	2,627
Energy Transfer Partners
8.250%, 11/15/2029	750	1,075
6.050%, 06/01/2041	2,720	2,938
5.950%, 10/01/2043	7,455	8,093
5.150%, 02/01/2043	6,330	6,266
Eni
5.700%, 10/01/2040 (A)	2,120	2,328
EnLink Midstream Partners
5.600%, 04/01/2044	1,000	1,083
5.050%, 04/01/2045	400	403
Ensco
5.750%, 10/01/2044	6,375	6,646
Enterprise Products Operating LLC
6.650%, 10/15/2034	3,100	4,034
5.950%, 02/01/2041	1,085	1,307
5.750%, 03/01/2035	185	215
5.700%, 02/15/2042	6,382	7,411
5.100%, 02/15/2045	1,490	1,606
4.950%, 10/15/2054	6,110	6,251
4.850%, 08/15/2042	2,050	2,116
4.850%, 03/15/2044	2,230	2,330
4.450%, 02/15/2043	2,815	2,758
3.750%, 02/15/2025	1,155	1,174
Gulf South Pipeline
4.000%, 06/15/2022	5,360	5,376

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Halliburton
7.450%, 09/15/2039	$145	$200
6.700%, 09/15/2038	1,680	2,158
Hess
5.600%, 02/15/2041	2,350	2,588
Husky Energy
6.800%, 09/15/2037	1,145	1,449
Kinder Morgan
5.550%, 06/01/2045	5,560	5,650
5.300%, 12/01/2034	5,358	5,460
Kinder Morgan Energy Partners
6.950%, 01/15/2038	1,700	1,979
6.375%, 03/01/2041	4,948	5,443
5.625%, 09/01/2041	1,425	1,440
5.500%, 03/01/2044	7,045	7,107
5.000%, 08/15/2042	2,770	2,612
LASMO
7.300%, 11/15/2027	2,805	3,735
Marathon Oil
6.600%, 10/01/2037	2,365	2,897
2.800%, 11/01/2022	1,225	1,167
Marathon Petroleum
6.500%, 03/01/2041	4,868	5,754
5.000%, 09/15/2054	625	603
Motiva Enterprises
6.850%, 01/15/2040 (A)	5,440	6,691
Nexen Energy ULC
7.500%, 07/30/2039	1,825	2,546
Noble Energy
5.250%, 11/15/2043	5,360	5,658
5.050%, 11/15/2044	4,470	4,494
4.150%, 12/15/2021	855	901
3.900%, 11/15/2024	575	578
Noble Holding International
3.950%, 03/15/2022	11	11
ONEOK Partners
6.850%, 10/15/2037	135	163
6.125%, 02/01/2041	80	90
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,000	1,224
Petrobras Global Finance
5.625%, 05/20/2043	155	134
Petrobras International Finance
5.750%, 01/20/2020	610	625
Petro-Canada
6.800%, 05/15/2038	1,745	2,291
Petroleos Mexicanos
6.375%, 01/23/2045	1,360	1,561
5.500%, 06/27/2044	505	520
Phillips 66
5.875%, 05/01/2042	4,662	5,368
4.875%, 11/15/2044	3,640	3,707
4.650%, 11/15/2034	5,897	6,043
Plains All American Pipeline
5.150%, 06/01/2042	450	474

168	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.850%, 10/15/2023	$7,263	$7,424
Pride International
7.875%, 08/15/2040	4,230	5,349
Ruby Pipeline
6.000%, 04/01/2022 (A)	2,000	2,233
Schlumberger Investment
3.650%, 12/01/2023	1,065	1,118
Shell International Finance
6.375%, 12/15/2038	5,256	7,104
5.500%, 03/25/2040	2,500	3,042
4.550%, 08/12/2043	3,300	3,597
3.400%, 08/12/2023	1,250	1,299
Southern Natural Gas
8.000%, 03/01/2032	220	287
7.350%, 02/15/2031	2,960	3,644
Spectra Energy Capital
6.750%, 02/15/2032	800	967
3.300%, 03/15/2023	2,625	2,521
Statoil
6.500%, 12/01/2028 (A)	2,405	3,181
5.250%, 04/15/2019	50	57
4.800%, 11/08/2043	1,534	1,721
3.950%, 05/15/2043	3,375	3,280
2.450%, 01/17/2023	1,825	1,755
Suncor Energy
7.150%, 02/01/2032	635	865
6.850%, 06/01/2039	985	1,308
6.500%, 06/15/2038	4,090	5,257
5.950%, 12/01/2034	1,385	1,674
3.600%, 12/01/2024	1,705	1,720
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	3,187	3,284
4.950%, 01/15/2043	2,124	2,062
Talisman Energy
6.250%, 02/01/2038	2,310	2,333
5.500%, 05/15/2042	2,335	2,159
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,775	3,696
7.000%, 10/15/2028	7,755	9,517
Texas Eastern Transmission
7.000%, 07/15/2032	1,035	1,388
2.800%, 10/15/2022 (A)	2,050	1,961
Total Capital International
3.700%, 01/15/2024	2,855	2,962
2.700%, 01/25/2023	885	868
TransCanada PipeLines
7.625%, 01/15/2039	2,270	3,193
7.250%, 08/15/2038	1,490	1,998
6.100%, 06/01/2040	3,435	4,193
4.625%, 03/01/2034	9,913	10,333
Transcontinental Gas PipeLine
7.250%, 12/01/2026	900	1,155
5.400%, 08/15/2041	1,480	1,581
4.450%, 08/01/2042	3,345	3,157

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Transocean
7.350%, 12/15/2041	$3,405	$3,354
Valero Energy
10.500%, 03/15/2039	4,144	6,703
Weatherford International
5.950%, 04/15/2042	865	845
Weatherford International LLC
9.875%, 03/01/2039	1,265	1,803
6.800%, 06/15/2037	45	49
Williams
5.750%, 06/24/2044	4,985	4,768
Williams Partners
6.300%, 04/15/2040	50	57
5.800%, 11/15/2043	3,205	3,522
5.400%, 03/04/2044	1,600	1,675
4.000%, 11/15/2021	375	388

		416,562

Financials — 23.6%
ACE INA Holdings
6.700%, 05/15/2036	3,382	4,647
Aflac
6.900%, 12/17/2039	4,280	5,743
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,950	6,722
Alexandria Real Estate Equities
4.600%, 04/01/2022	1,075	1,144
3.900%, 06/15/2023	400	404
Alleghany
4.900%, 09/15/2044	3,089	3,114
American Express
4.050%, 12/03/2042	2,403	2,350
American International Group
4.875%, 06/01/2022	360	403
4.500%, 07/16/2044	4,095	4,156
American Tower Trust I‡
3.070%, 03/15/2023 (A)	1,415	1,418
Aon
3.500%, 06/14/2024	1,350	1,362
ARC Properties Operating Partnership‡
4.600%, 02/06/2024	1,550	1,472
Assurant
6.750%, 02/15/2034	2,645	3,264
Bank of America MTN
7.750%, 05/14/2038	1,275	1,783
6.500%, 07/15/2018	265	304
6.110%, 01/29/2037	6,745	7,995
6.000%, 10/15/2036	9,260	11,448
5.875%, 02/07/2042	2,200	2,728
5.000%, 05/13/2021	4,620	5,151
5.000%, 01/21/2044	7,100	7,778
4.875%, 04/01/2044	730	793

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	169

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.250%, 10/22/2026	$2,945	$2,963
4.200%, 08/26/2024	1,425	1,454
4.100%, 07/24/2023	5,840	6,155
3.300%, 01/11/2023	1,370	1,371
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	56
Bank One Capital III
8.750%, 09/01/2030	320	456
Berkshire Hathaway
4.500%, 02/11/2043	6,784	7,236
3.400%, 01/31/2022	56	58
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,080	2,585
4.400%, 05/15/2042	2,250	2,331
4.300%, 05/15/2043	2,305	2,363
2.450%, 12/15/2015	13	13
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	4,839	5,986
5.000%, 06/15/2044 (A)	1,910	2,036
Boston Properties‡
3.850%, 02/01/2023	2,700	2,800
3.800%, 02/01/2024	1,375	1,407
Camden Property Trust‡
4.625%, 06/15/2021	1,250	1,371
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	8,033	9,150
CBL & Associates‡
5.250%, 12/01/2023	850	909
4.600%, 10/15/2024	350	356
CDP Financial
5.600%, 11/25/2039 (A)	6,945	8,873
Chase Capital VI
0.857%, 08/01/2028 (B)	1,695	1,444
Chubb
6.500%, 05/15/2038	1,110	1,529
Cincinnati Financial
6.920%, 05/15/2028	833	1,057
6.125%, 11/01/2034	3,553	4,255
Citigroup
8.125%, 07/15/2039	1,162	1,767
6.875%, 03/05/2038	1,810	2,449
6.875%, 02/15/2098	2,435	3,295
6.675%, 09/13/2043	4,706	5,954
6.125%, 08/25/2036	7,800	9,233
5.875%, 02/22/2033	1,247	1,422
5.875%, 05/29/2037	2,357	2,799
5.500%, 09/13/2025	1,550	1,733
5.300%, 05/06/2044	980	1,047
4.500%, 01/14/2022	390	426
3.875%, 10/25/2023	5,935	6,173
Citigroup Capital III
7.625%, 12/01/2036	895	1,120
CME Group
5.300%, 09/15/2043	2,863	3,425

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNA Financial
5.875%, 08/15/2020	$25	$29
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000%, 12/31/2049 (A) (B)	2,000	2,585
5.800%, 09/30/2110 (A)	5,720	6,538
5.250%, 05/24/2041	115	136
4.500%, 01/11/2021	35	39
3.875%, 02/08/2022	55	59
Credit Suisse NY MTN
3.625%, 09/09/2024	2,500	2,552
Crown Castle Towers
6.113%, 01/15/2020 (A)	1,682	1,952
DaimlerChrysler
8.500%, 01/18/2031	150	227
Deutsche Bank
3.700%, 05/30/2024	1,575	1,610
Deutsche Bank Financial MTN
5.375%, 03/02/2015	25	25
Devon OEI Operating
7.500%, 09/15/2027	735	981
Discover Bank
8.700%, 11/18/2019	474	589
Discover Financial Services
3.850%, 11/21/2022	686	697
ERP Operating‡
4.625%, 12/15/2021	55	61
Essex Portfolio‡
3.875%, 05/01/2024	750	768
3.250%, 05/01/2023	4,515	4,435
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,015
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	5,580	6,193
Farmers Exchange Capital III
5.454%, 10/15/2054 (A) (B)	1,500	1,521
First Union Capital II
7.950%, 11/15/2029	355	478
Ford Holdings
9.300%, 03/01/2030	2,305	3,467
Ford Motor Credit LLC
4.375%, 08/06/2023	550	587
General Electric Capital MTN
6.875%, 01/10/2039	9,176	12,719
6.750%, 03/15/2032	14,820	19,872
5.875%, 01/14/2038	19,434	24,140
3.150%, 09/07/2022	2,355	2,407
Goldman Sachs Group MTN
6.750%, 10/01/2037	12,735	15,770
6.450%, 05/01/2036	935	1,122
6.250%, 02/01/2041	6,564	8,232
6.125%, 02/15/2033	17,330	21,259
5.950%, 01/15/2027	2,540	2,931
5.750%, 10/01/2016	345	374

170	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 03/15/2020	$175	$197
5.250%, 07/27/2021	398	449
4.800%, 07/08/2044	10,550	11,149
4.000%, 03/03/2024	3,000	3,114
3.850%, 07/08/2024	660	674
3.700%, 08/01/2015	55	56
3.625%, 01/22/2023	215	218
Guardian Life Insurance of America
7.375%, 09/30/2039 (A)	745	1,033
4.875%, 06/19/2064 (A)	8,145	8,431
Hartford Financial Services Group
6.625%, 03/30/2040	1,794	2,381
6.100%, 10/01/2041	1,800	2,261
5.950%, 10/15/2036	1,735	2,119
HBOS
6.000%, 11/01/2033 (A)	2,429	2,769
HCP‡
4.250%, 11/15/2023	13,190	13,772
3.875%, 08/15/2024	2,050	2,079
3.150%, 08/01/2022	640	628
Health Care‡
6.500%, 03/15/2041	80	102
5.125%, 03/15/2043	1,750	1,888
3.750%, 03/15/2023	5,884	5,927
Healthcare Realty Trust‡
5.750%, 01/15/2021	765	859
Healthcare Trust of America Holdings‡
3.700%, 04/15/2023	4,120	4,081
Highmark
6.125%, 05/15/2041 (A)	1,425	1,453
4.750%, 05/15/2021 (A)	1,330	1,375
HSBC Bank
7.650%, 05/01/2025	1,155	1,500
4.750%, 01/19/2021 (A)	150	168
HSBC Bank USA
7.000%, 01/15/2039	4,370	6,156
5.875%, 11/01/2034	6,076	7,564
5.625%, 08/15/2035	4,065	4,906
HSBC Holdings
6.800%, 06/01/2038	2,240	2,926
6.500%, 09/15/2037	5,625	7,153
6.100%, 01/14/2042	965	1,266
5.250%, 03/14/2044	4,255	4,713
4.000%, 03/30/2022	275	294
Hutchison Whampoa International 11
4.625%, 01/13/2022 (A)	1,270	1,384
International Lease Finance
7.125%, 09/01/2018 (A)	1,500	1,703
Invesco Finance
5.375%, 11/30/2043	70	82

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase
6.400%, 05/15/2038	$8,703	$11,372
5.625%, 08/16/2043	855	994
5.600%, 07/15/2041	4,675	5,651
5.400%, 01/06/2042	7,395	8,658
4.850%, 02/01/2044	5,105	5,584
4.250%, 10/15/2020	300	326
3.875%, 02/01/2024	235	246
3.875%, 09/10/2024	2,980	3,011
3.200%, 01/25/2023	200	201
JPMorgan Chase Capital XXI
1.182%, 02/02/2037 (B)	650	539
JPMorgan Chase Capital XXIII
1.232%, 05/15/2047 (B)	2,000	1,605
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	8,622	9,627
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,029	3,212
Liberty Mutual Group
6.500%, 03/15/2035 (A)	190	235
6.500%, 05/01/2042 (A)	9,732	11,816
Liberty Property‡
4.750%, 10/01/2020	200	218
Lincoln National
6.300%, 10/09/2037	100	127
6.150%, 04/07/2036	45	55
Lloyds Banking Group
4.500%, 11/04/2024	1,770	1,788
Loews
4.125%, 05/15/2043	30	28
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	1,250	1,449
5.000%, 02/22/2017 (A)	65	70
Macquarie Group
6.250%, 01/14/2021 (A)	40	46
6.000%, 01/14/2020 (A)	100	114
Marsh & McLennan
3.500%, 06/03/2024	1,510	1,530
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	2,010	3,195
MetLife
10.750%, 08/01/2039	1,040	1,693
6.500%, 12/15/2032	350	461
6.400%, 12/15/2036	3,650	4,058
6.375%, 06/15/2034	110	143
5.875%, 02/06/2041	3,820	4,702
5.700%, 06/15/2035	955	1,173
4.875%, 11/13/2043	6,230	6,876
4.368%, 09/15/2023	1,315	1,422
2.463%, 12/15/2044	1,645	1,759
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	500	643
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	2,000	2,668

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	171

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Moody’s
5.250%, 07/15/2044	$5,285	$5,793
Morgan Stanley
7.250%, 04/01/2032	845	1,156
6.375%, 07/24/2042	4,500	5,871
6.250%, 08/09/2026	5,391	6,540
5.375%, 10/15/2015	480	500
4.350%, 09/08/2026	2,810	2,849
3.875%, 04/29/2024	7,525	7,753
3.700%, 10/23/2024	6,220	6,316
Mutual of Omaha Insurance
4.297%, 07/15/2054 (A) (B)	1,300	1,302
National City
4.900%, 01/15/2015	50	50
Nationwide Financial Services
5.300%, 11/18/2044 (A)	1,450	1,481
Nationwide Health Properties MTN‡
6.900%, 10/01/2037	1,600	2,085
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	890	1,392
8.250%, 12/01/2031 (A)	500	698
7.875%, 04/01/2033 (A)	527	730
4.950%, 04/22/2044 (A)	5,605	5,810
New York Life Global Funding
2.450%, 07/14/2016 (A)	50	51
New York Life Insurance
6.750%, 11/15/2039 (A)	6,880	9,422
Nordea Bank
4.250%, 09/21/2022 (A)	55	58
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	4,415	5,587
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,000	1,584
PNC Bank
3.800%, 07/25/2023	450	465
PNC Funding
6.700%, 06/10/2019	100	119
Post Apartment Homes
3.375%, 12/01/2022	1,100	1,090
Principal Financial Group
4.625%, 09/15/2042	6,690	7,022
Prudential Financial MTN
6.625%, 06/21/2040	625	807
5.750%, 07/15/2033	360	429
5.700%, 12/14/2036	7,974	9,378
5.400%, 06/13/2035	2,925	3,341
Prudential Holdings
8.695%, 12/18/2023 (A)	718	922
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,369
Raymond James Financial
5.625%, 04/01/2024	1,950	2,222

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Realty Income‡
4.650%, 08/01/2023	$2,450	$2,638
3.250%, 10/15/2022	3,251	3,221
Royal Bank of Scotland Group
6.100%, 06/10/2023	610	664
5.125%, 05/28/2024	1,645	1,677
Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	100	126
Simon Property Group‡
6.750%, 02/01/2040	4,385	6,019
4.750%, 03/15/2042	3,885	4,221
4.375%, 03/01/2021	40	44
SL Green Realty‡
7.750%, 03/15/2020	60	72
5.000%, 08/15/2018	3,000	3,236
Standard Chartered
5.700%, 03/26/2044 (A)	900	960
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	2,581	2,600
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,540	6,075
4.900%, 09/15/2044 (A)	5,185	5,542
TIAA Asset Management Finance LLC
4.125%, 11/01/2024 (A)	3,040	3,087
Travelers
6.250%, 06/15/2037	125	164
5.350%, 11/01/2040	1,565	1,870
Trinity Acquisition
6.125%, 08/15/2043	50	57
US Bancorp MTN
4.125%, 05/24/2021	22	24
Validus Holdings
8.875%, 01/26/2040	1,230	1,745
Ventas Realty‡
5.700%, 09/30/2043	3,910	4,618
4.750%, 06/01/2021	1,000	1,091
Wachovia
7.574%, 08/01/2026 (C)	2,375	3,136
5.750%, 06/15/2017	150	167
WEA Finance LLC
4.750%, 09/17/2044 (A)	6,140	6,420
3.750%, 09/17/2024 (A)	2,730	2,769
Wells Fargo MTN
5.606%, 01/15/2044	7,453	8,677
5.375%, 11/02/2043	3,105	3,499
4.650%, 11/04/2044	9,295	9,448
4.600%, 04/01/2021	40	44
4.100%, 06/03/2026	4,015	4,116
3.500%, 03/08/2022	235	245
3.300%, 09/09/2024	750	757
Wells Fargo Bank
6.600%, 01/15/2038	5,045	6,830

172	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.950%, 08/26/2036	$1,100	$1,390
5.850%, 02/01/2037	3,165	3,994
Weyerhaeuser‡
7.375%, 03/15/2032	410	544
WP Carey
4.600%, 04/01/2024	4,135	4,344
XLIT
5.250%, 12/15/2043	7,540	8,374
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A) (B)	1,090	1,169
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	2,475	2,636

		745,233

Health Care — 7.6%
AbbVie
4.400%, 11/06/2042	12,430	12,353
2.900%, 11/06/2022	1,170	1,145
Actavis Funding SCS
4.850%, 06/15/2044	3,920	3,884
3.850%, 06/15/2024	2,235	2,225
Aetna
4.750%, 03/15/2044	2,280	2,422
4.500%, 05/15/2042	1,800	1,812
3.500%, 11/15/2024	995	1,001
Amgen
6.900%, 06/01/2038	1,575	2,073
6.400%, 02/01/2039	1,020	1,281
5.750%, 03/15/2040	1,455	1,689
5.650%, 06/15/2042	2,025	2,353
5.150%, 11/15/2041	5,680	6,184
3.625%, 05/15/2022	190	196
Ascension Health
4.847%, 11/15/2053	895	1,000
AstraZeneca
6.450%, 09/15/2037	4,725	6,258
4.000%, 09/18/2042	760	733
Baxter International
4.500%, 06/15/2043	65	68
3.200%, 06/15/2023	490	494
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	1,960	1,983
Bristol-Myers Squibb
6.125%, 05/01/2038	1,675	2,168
Cardinal Health
4.600%, 03/15/2043	2,183	2,291
4.500%, 11/15/2044	1,375	1,373
CareFusion
4.875%, 05/15/2044	1,000	1,037
Catholic Health Initiatives
4.350%, 11/01/2042	3,250	3,235
Celgene
5.700%, 10/15/2040	5,142	6,063

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.250%, 08/15/2043	$670	$744
4.625%, 05/15/2044	6,030	6,162
Cigna
5.875%, 03/15/2041	65	78
City of Hope
5.623%, 11/15/2043	850	972
Cleveland Clinic Foundation
4.858%, 01/01/2114	3,476	3,469
Covidien International Finance
2.950%, 06/15/2023	810	791
Eli Lilly
7.125%, 06/01/2025	410	550
4.650%, 06/15/2044	2,285	2,505
Express Scripts Holding
6.125%, 11/15/2041	2,365	2,971
3.500%, 06/15/2024	465	464
Forest Laboratories
4.875%, 02/15/2021 (A)	1,270	1,370
Gilead Sciences
4.800%, 04/01/2044	4,735	5,133
4.500%, 02/01/2045	14,975	15,682
GlaxoSmithKline Capital
6.375%, 05/15/2038	3,410	4,453
Hartford HealthCare
5.746%, 04/01/2044	2,480	2,887
Hospira
5.800%, 08/12/2023	2,420	2,714
Humana
8.150%, 06/15/2038	1,870	2,674
4.950%, 10/01/2044	4,515	4,607
4.625%, 12/01/2042	55	53
Johnson & Johnson
5.950%, 08/15/2037	1,180	1,586
4.375%, 12/05/2033	1,300	1,454
McKesson
4.883%, 03/15/2044	5,030	5,382
Mead Johnson Nutrition
5.900%, 11/01/2039	620	757
4.600%, 06/01/2044	560	579
Medtronic
4.625%, 03/15/2044	7,064	7,418
4.000%, 04/01/2043	7,250	6,829
3.625%, 03/15/2024	1,200	1,229
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,000	1,144
Merck
4.150%, 05/18/2043	3,050	3,181
3.600%, 09/15/2042	850	810
2.800%, 05/18/2023	230	229
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	1,276	1,659
Mylan
5.400%, 11/29/2043	3,650	3,965

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	173

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

North Shore-Long Island Jewish Health Care
6.150%, 11/01/2043	$630	$819
4.800%, 11/01/2042	2,400	2,450
Novartis Capital
4.400%, 05/06/2044	5,685	6,181
NYU Hospitals Center
4.428%, 07/01/2042	2,650	2,625
Perrigo
5.300%, 11/15/2043	3,880	4,180
Perrigo Finance
4.900%, 12/15/2044	5,255	5,372
Pfizer
7.200%, 03/15/2039	1,425	2,058
4.400%, 05/15/2044	1,400	1,450
4.300%, 06/15/2043	2,060	2,122
Pharmacia
6.600%, 12/01/2028	615	817
Providence Health & Services Obligated Group
4.379%, 10/01/2023	2,400	2,641
Roche Holdings
4.000%, 11/28/2044 (A)	230	230
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,809
St. Barnabas
4.000%, 07/01/2028	2,240	2,122
Stryker
4.375%, 05/15/2044	1,220	1,263
4.100%, 04/01/2043	785	767
3.375%, 05/15/2024	2,670	2,696
Sutter Health
2.286%, 08/15/2053	2,000	1,949
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	2,540	2,481
Thermo Fisher Scientific
4.150%, 02/01/2024	1,600	1,688
3.150%, 01/15/2023	1,740	1,708
UnitedHealth Group
6.875%, 02/15/2038	1,411	1,936
6.625%, 11/15/2037	4,325	5,768
6.500%, 06/15/2037	1,080	1,421
5.950%, 02/15/2041	95	121
5.800%, 03/15/2036	325	396
5.700%, 10/15/2040	1,105	1,369
4.375%, 03/15/2042	30	31
3.950%, 10/15/2042	4,050	3,885
Watson Pharmaceuticals
4.625%, 10/01/2042	25	23
WellPoint
4.850%, 08/15/2054	4,345	4,388
4.650%, 01/15/2043	2,780	2,851
4.650%, 08/15/2044	1,600	1,650
4.625%, 05/15/2042	45	46

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.500%, 08/15/2024	$2,200	$2,208
2.375%, 02/15/2017	20	20
Wyeth
5.950%, 04/01/2037	4,425	5,529
Zoetis
4.700%, 02/01/2043	25	25

		238,917

Industrials — 6.1%
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	514	519
Airbus Group Finance
2.700%, 04/17/2023 (A)	1,565	1,530
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	1,817	1,942
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	2,197	2,205
BAE Systems
5.800%, 10/11/2041 (A)	740	886
BAE Systems Finance
7.500%, 07/01/2027 (A)	4,122	5,540
BAE Systems Holdings
5.200%, 08/15/2015 (A)	15	15
4.750%, 10/07/2044 (A)	3,098	3,176
Boeing
6.875%, 03/15/2039	640	923
6.625%, 02/15/2038	850	1,179
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	1,333	1,868
6.150%, 05/01/2037	5,380	6,831
4.900%, 04/01/2044	11,380	12,466
4.550%, 09/01/2044	600	624
4.450%, 03/15/2043	1,250	1,280
4.400%, 03/15/2042	7,040	7,175
Canadian National Railway
6.200%, 06/01/2036	2,665	3,533
4.500%, 11/07/2043	3,800	4,180
Caterpillar
5.200%, 05/27/2041	640	754
4.750%, 05/15/2064	3,820	4,033
3.803%, 08/15/2042	1,480	1,437
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,981	2,175
Continental Airlines, Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,038	2,084
CSX
4.750%, 05/30/2042	4,080	4,325

174	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 08/01/2054	$900	$926
Cummins
4.875%, 10/01/2043	1,285	1,475
Deere
3.900%, 06/09/2042	2,020	1,997
Eaton
4.150%, 11/02/2042	1,970	1,930
4.000%, 11/02/2032	5,500	5,522
FedEx
7.600%, 07/01/2097	1,403	2,008
4.900%, 01/15/2034	1,980	2,183
4.100%, 04/15/2043	790	764
3.875%, 08/01/2042	4,341	4,065
General Dynamics
3.600%, 11/15/2042	3,245	3,070
General Electric
4.500%, 03/11/2044	4,940	5,356
4.125%, 10/09/2042	3,165	3,242
2.700%, 10/09/2022	1,010	1,005
Honeywell International
5.700%, 03/15/2037	300	380
5.375%, 03/01/2041	385	476
Illinois Tool Works
3.900%, 09/01/2042	115	113
Ingersoll-Rand Luxembourg Finance
4.650%, 11/01/2044	450	453
John Deere Capital MTN
3.350%, 06/12/2024	1,055	1,082
Koninklijke Philips
6.875%, 03/11/2038	80	108
Lockheed Martin
4.850%, 09/15/2041	1,885	2,108
4.070%, 12/15/2042	3,000	2,981
Norfolk Southern
6.000%, 03/15/2105	2,045	2,540
6.000%, 05/23/2111	4,430	5,608
4.800%, 08/15/2043	3,025	3,319
Northrop Grumman
4.750%, 06/01/2043	3,740	3,996
3.250%, 08/01/2023	6,865	6,944
Parker-Hannifin MTN
4.450%, 11/21/2044	1,255	1,308
4.200%, 11/21/2034	4,335	4,434
Pitney Bowes
6.250%, 03/15/2019	15	17
Raytheon
7.200%, 08/15/2027	400	542
4.700%, 12/15/2041	560	618
Republic Services
6.200%, 03/01/2040	30	38
5.700%, 05/15/2041	2,100	2,521
3.550%, 06/01/2022	1,620	1,664
Rockwell Collins
3.700%, 12/15/2023	820	862
Stanley Black & Decker
5.200%, 09/01/2040	50	57

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sydney Airport Finance
3.900%, 03/22/2023 (A)	$2,250	$2,310
Union Pacific
4.850%, 06/15/2044	640	721
4.821%, 02/01/2044	4,694	5,271
4.750%, 12/15/2043	4,415	4,920
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	2,724	2,727
United Parcel Service
6.200%, 01/15/2038	690	917
United Technologies
5.700%, 04/15/2040	6,670	8,332
4.500%, 06/01/2042	12,790	13,820
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	2,236	2,493
Valmont Industries
5.000%, 10/01/2044	670	661
Waste Management
7.750%, 05/15/2032	200	292
7.375%, 03/11/2019	25	30
7.100%, 08/01/2026	130	171
6.125%, 11/30/2039	1,215	1,538
4.600%, 03/01/2021	1,645	1,823

		192,418

Information Technology — 2.8%
Alibaba Group Holding
3.600%, 11/28/2024 (A)	1,640	1,641
Apple
4.450%, 05/06/2044	780	838
3.850%, 05/04/2043	12,450	12,106
Applied Materials
5.850%, 06/15/2041	90	109
Broadcom MTN
4.500%, 08/01/2034	1,295	1,338
CDK Global
4.500%, 10/15/2024 (A)	6,106	6,092
Cisco Systems
5.900%, 02/15/2039	4,439	5,486
5.500%, 01/15/2040	1,585	1,895
Corning
5.750%, 08/15/2040	345	401
eBay
4.000%, 07/15/2042	1,375	1,185
Hewlett-Packard
6.000%, 09/15/2041	1,220	1,355
Intel
4.800%, 10/01/2041	7,915	8,603
4.000%, 12/15/2032	530	530
2.700%, 12/15/2022	1,945	1,932
International Business Machines
3.625%, 02/12/2024	2,545	2,648

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	175

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.375%, 08/01/2023	$2,050	$2,099
Intuit
5.750%, 03/15/2017	25	27
Juniper Networks
5.950%, 03/15/2041	4,585	4,610
Microsoft
5.300%, 02/08/2041	515	620
4.875%, 12/15/2043	1,200	1,389
3.500%, 11/15/2042	670	621
Motorola Solutions
7.500%, 05/15/2025	1,480	1,900
5.500%, 09/01/2044	450	459
3.500%, 03/01/2023	1,035	1,019
Oracle
6.500%, 04/15/2038	5,067	6,701
4.500%, 07/08/2044	3,460	3,658
4.300%, 07/08/2034	9,470	9,874
Seagate HDD Cayman
5.750%, 12/01/2034 (A)	3,060	3,189
4.750%, 06/01/2023	4,310	4,543
4.750%, 01/01/2025 (A)	3,210	3,324

		90,192

Materials — 3.7%
Air Products & Chemicals
3.350%, 07/31/2024	1,505	1,544
Albemarle
5.450%, 12/01/2044	2,409	2,500
ArcelorMittal
7.250%, 03/01/2041	930	935
Barrick North America Finance LLC
7.500%, 09/15/2038	15	17
5.750%, 05/01/2043	11,585	11,668
5.700%, 05/30/2041	1,000	967
BHP Billiton Finance USA
5.000%, 09/30/2043	7,570	8,585
Braskem America Finance
7.125%, 07/22/2041 (A)	1,505	1,505
CF Industries
5.150%, 03/15/2034	1,155	1,228
4.950%, 06/01/2043	35	36
Dow Chemical
5.250%, 11/15/2041	415	454
4.625%, 10/01/2044	825	835
4.375%, 11/15/2042	4,030	3,907
4.250%, 10/01/2034	3,915	3,889
E.I. du Pont de Nemours
2.800%, 02/15/2023	1,505	1,480
Eastman Chemical
4.650%, 10/15/2044	3,135	3,176
3.800%, 03/15/2025	2,155	2,203
Ecolab
5.500%, 12/08/2041	20	24

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Freeport-McMoRan
5.450%, 03/15/2043	$6,382	$6,410
5.400%, 11/14/2034	3,785	3,845
Georgia-Pacific LLC
8.875%, 05/15/2031	2,525	3,886
7.250%, 06/01/2028	330	441
Glencore Finance Canada
6.000%, 11/15/2041 (A)	5,878	6,230
International Paper
8.700%, 06/15/2038	1,000	1,487
Kinross
5.950%, 03/15/2024 (A)	3,060	2,925
LYB International Finance
5.250%, 07/15/2043	1,525	1,639
4.875%, 03/15/2044	2,120	2,249
4.000%, 07/15/2023	185	194
Monsanto
4.700%, 07/15/2064	1,500	1,547
4.400%, 07/15/2044	1,075	1,102
4.200%, 07/15/2034	615	634
Mosaic
5.625%, 11/15/2043	1,450	1,646
Nacional del Cobre de Chile
5.625%, 10/18/2043 (A)	605	676
4.875%, 11/04/2044 (A)	675	680
Newcrest Finance
5.750%, 11/15/2041 (A)	4,775	4,072
Newmont Mining
6.250%, 10/01/2039	5,560	5,471
5.875%, 04/01/2035	100	95
4.875%, 03/15/2042	2,538	2,151
Nucor
6.400%, 12/01/2037	40	49
Praxair
3.550%, 11/07/2042	1,135	1,072
Rio Tinto Alcan
7.250%, 03/15/2031	1,500	1,955
Rio Tinto Finance USA
9.000%, 05/01/2019	150	192
5.200%, 11/02/2040	20	21
4.750%, 03/22/2042	120	121
4.125%, 08/21/2042	3,235	2,987
3.500%, 11/02/2020	20	21
Rohm & Haas
7.850%, 07/15/2029	6,420	8,957
Southern Copper
7.500%, 07/27/2035	790	912
Teck Resources
6.000%, 08/15/2040	50	48
5.400%, 02/01/2043	4,575	4,130
5.200%, 03/01/2042	1,005	888
3.750%, 02/01/2023	195	183
Union Carbide
7.750%, 10/01/2096	25	32

176	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vale
5.625%, 09/11/2042	$1,060	$1,021
Vale Overseas
8.250%, 01/17/2034	600	744
6.875%, 11/21/2036	1,325	1,446
6.875%, 11/10/2039	55	61

		117,173

Telecommunication Services — 8.1%
Alltel
7.875%, 07/01/2032	1,135	1,641
6.800%, 05/01/2029	1,050	1,311
America Movil
6.375%, 03/01/2035	50	62
6.125%, 11/15/2037	50	60
6.125%, 03/30/2040	2,150	2,590
4.375%, 07/16/2042	4,570	4,433
AT&T
8.000%, 11/15/2031	2,625	3,884
6.300%, 01/15/2038	7,145	8,656
5.600%, 05/15/2018	40	45
5.550%, 08/15/2041	5,405	6,039
5.350%, 09/01/2040	2,905	3,145
4.800%, 06/15/2044	7,465	7,585
4.350%, 06/15/2045	9,758	9,239
4.300%, 12/15/2042	7,955	7,535
3.000%, 02/15/2022	20	20
Bellsouth Capital Funding
7.875%, 02/15/2030	2,855	3,817
British Telecommunications
9.625%, 12/15/2030	4,640	7,351
Centel Capital
9.000%, 10/15/2019	25	30
CenturyLink
7.650%, 03/15/2042	390	390
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,966	4,749
8.750%, 06/15/2030	3,405	5,006
4.875%, 03/06/2042 (A)	2,845	3,010
GTE
8.750%, 11/01/2021	100	131
6.940%, 04/15/2028	1,310	1,637
Koninklijke
8.375%, 10/01/2030	1,650	2,294
Orange
9.000%, 03/01/2031	55	83
5.500%, 02/06/2044	760	865
5.375%, 01/13/2042	4,510	5,049
Qwest
7.250%, 09/15/2025	1,400	1,667
Rogers Communications
5.450%, 10/01/2043	5,200	5,796
5.000%, 03/15/2044	3,550	3,734
4.500%, 03/15/2043	2,232	2,190

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SES Global Americas Holdings
5.300%, 03/25/2044 (A)	$6,321	$6,933
Telecom Italia Capital
6.000%, 09/30/2034	620	622
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	6,823	7,158
Telefonica Emisiones SAU
7.045%, 06/20/2036	2,375	3,098
6.421%, 06/20/2016	75	81
6.221%, 07/03/2017	65	72
5.462%, 02/16/2021	72	82
Telefonica Europe
8.250%, 09/15/2030	1,455	2,004
Verizon Communications
6.900%, 04/15/2038	40	52
6.550%, 09/15/2043	35,917	46,392
6.400%, 09/15/2033	12,157	15,049
6.350%, 04/01/2019	705	823
6.000%, 04/01/2041	2,500	2,990
5.850%, 09/15/2035	2,700	3,177
5.050%, 03/15/2034	2,010	2,157
5.012%, 08/21/2054 (A)	14,402	14,996
4.862%, 08/21/2046 (A)	19,615	20,450
4.750%, 11/01/2041	8,810	9,025
4.400%, 11/01/2034	8,395	8,338
Vodafone Group
7.875%, 02/15/2030	890	1,221
6.150%, 02/27/2037	130	154
4.375%, 02/19/2043	6,530	6,260
2.950%, 02/19/2023	2,775	2,682

		257,860

Utilities — 12.7%
AGL Capital
6.375%, 07/15/2016	100	108
5.875%, 03/15/2041	900	1,124
4.400%, 06/01/2043	1,325	1,382
3.500%, 09/15/2021	68	71
Alabama Power
5.200%, 06/01/2041	155	187
5.125%, 02/15/2019	195	219
American Transmission Systems
5.000%, 09/01/2044 (A)	1,135	1,170
Appalachian Power
7.000%, 04/01/2038	600	822
6.700%, 08/15/2037	50	66
5.800%, 10/01/2035	125	151
4.600%, 03/30/2021	605	678
Arizona Public Service
8.750%, 03/01/2019	1,005	1,275
5.050%, 09/01/2041	50	57
4.500%, 04/01/2042	12	13
Baltimore Gas & Electric
6.350%, 10/01/2036	125	167
5.200%, 06/15/2033	1,620	1,894

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	177

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Berkshire Hathaway Energy
6.500%, 09/15/2037	$4,125	$5,407
6.125%, 04/01/2036	6,396	7,995
5.950%, 05/15/2037	245	305
5.150%, 11/15/2043	2,000	2,268
Boston Gas
4.487%, 02/15/2042 (A)	1,325	1,416
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.850%, 06/01/2034	4,203	4,540
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	5,712	6,204
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,358
4.500%, 01/15/2021	40	44
Cleco Power
6.000%, 12/01/2040	650	764
Commonwealth Edison
4.700%, 01/15/2044	1,195	1,336
Connecticut Light & Power
2.500%, 01/15/2023	1,200	1,170
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,578
6.200%, 06/15/2036	65	85
5.850%, 04/01/2018	180	206
5.700%, 06/15/2040	40	50
5.500%, 12/01/2039	75	90
4.625%, 12/01/2054	910	955
4.450%, 03/15/2044	650	681
3.950%, 03/01/2043	3,030	2,945
Dominion Gas Holdings LLC
4.800%, 11/01/2043	995	1,065
Dominion Resources
5.950%, 06/15/2035	40	50
5.250%, 08/01/2033	5,765	6,610
4.900%, 08/01/2041	2,885	3,150
4.050%, 09/15/2042	1,000	946
DTE Electric
3.950%, 06/15/2042	80	80
3.900%, 06/01/2021	30	32
DTE Energy
6.375%, 04/15/2033	120	152
3.500%, 06/01/2024	930	943
Duke Energy
3.950%, 10/15/2023	3,285	3,498
3.550%, 09/15/2021	17	18
3.050%, 08/15/2022	3,380	3,398
2.150%, 11/15/2016	25	26
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	146
6.100%, 06/01/2037	2,010	2,584
6.050%, 04/15/2038	940	1,238
5.300%, 02/15/2040	5,760	6,974
4.000%, 09/30/2042	5,730	5,828

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.900%, 06/15/2021	$50	$54
Duke Energy Florida
6.400%, 06/15/2038	135	183
Duke Energy Indiana
6.350%, 08/15/2038	3,355	4,537
4.900%, 07/15/2043	1,380	1,581
Duke Energy Progress
4.375%, 03/30/2044	1,630	1,741
4.100%, 05/15/2042	750	766
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	3,039
El Paso Electric
5.000%, 12/01/2044	350	354
3.300%, 12/15/2022	925	916
Electricite de France
6.000%, 01/22/2114 (A)	10,565	12,000
5.250%, 12/29/2049 (A) (B)	720	746
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,199
Entergy Louisiana
4.440%, 01/15/2026	1,470	1,642
Exelon
5.625%, 06/15/2035	1,320	1,524
Exelon Generation LLC
6.250%, 10/01/2039	5,580	6,558
5.750%, 10/01/2041	5,465	6,122
5.600%, 06/15/2042	3,410	3,715
5.200%, 10/01/2019	100	112
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	2,935	3,097
FirstEnergy, Ser C
7.375%, 11/15/2031	2,558	3,102
Florida Power & Light
5.960%, 04/01/2039	2,440	3,189
5.690%, 03/01/2040	5,073	6,533
5.650%, 02/01/2037	1,000	1,255
4.050%, 06/01/2042	1,250	1,284
4.050%, 10/01/2044	1,000	1,023
3.800%, 12/15/2042	2,215	2,170
Georgia Power
5.650%, 03/01/2037	105	128
5.400%, 06/01/2040	8,270	9,906
4.300%, 03/15/2042	10,075	10,414
4.300%, 03/15/2043	600	621
Gulf Power
4.550%, 10/01/2044	1,500	1,600
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	750	833
Indiana Michigan Power
6.050%, 03/15/2037	280	345
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	710	928
4.875%, 11/01/2041 (A)	1,290	1,471
4.650%, 06/01/2043 (A)	4,350	4,860

178	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Transmission
4.625%, 08/15/2043 (A)	$1,000	$1,145
ITC Holdings
5.300%, 07/01/2043	1,260	1,440
3.650%, 06/15/2024	1,930	1,965
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	3,126	3,479
Kansas Gas & Electric
4.300%, 07/15/2044 (A)	3,275	3,475
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,500	3,171
Kentucky Utilities
5.125%, 11/01/2040	2,475	2,958
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,801	6,060
Laclede Group
4.700%, 08/15/2044	1,500	1,552
Louisville Gas & Electric
4.650%, 11/15/2043	3,250	3,660
MidAmerican Energy MTN
6.750%, 12/30/2031	475	649
5.800%, 10/15/2036	856	1,093
4.800%, 09/15/2043	500	560
4.400%, 10/15/2044	600	637
Monongahela Power
5.400%, 12/15/2043 (A)	5,555	6,564
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	1,009
Nevada Power
6.650%, 04/01/2036	100	137
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	3,444	3,571
4.119%, 11/28/2042 (A)	2,000	2,047
NiSource Finance
5.950%, 06/15/2041	220	269
5.800%, 02/01/2042	900	1,084
Northeast Utilities
2.800%, 05/01/2023	1,335	1,292
Northern States Power
6.250%, 06/01/2036	1,176	1,583
6.200%, 07/01/2037	3,130	4,176
3.400%, 08/15/2042	645	594
2.600%, 05/15/2023	1,760	1,729
Northwestern
4.176%, 11/15/2044	1,395	1,431
NSTAR Electric
4.400%, 03/01/2044	2,525	2,690
Oglethorpe Power
5.375%, 11/01/2040	1,795	2,064
5.250%, 09/01/2050	1,205	1,344
4.200%, 12/01/2042	4,100	4,089
Ohio Edison
8.250%, 10/15/2038	395	617

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oncor Electric Delivery
7.000%, 09/01/2022	$175	$222
6.800%, 09/01/2018	35	41
5.300%, 06/01/2042	5,279	6,339
5.250%, 09/30/2040	4,050	4,831
4.550%, 12/01/2041	4,360	4,810
4.100%, 06/01/2022	950	1,027
One Gas
4.658%, 02/01/2044	500	556
Pacific Gas & Electric
6.250%, 03/01/2039	4,340	5,538
6.050%, 03/01/2034	5,610	7,048
5.800%, 03/01/2037	1,205	1,449
4.600%, 06/15/2043	3,300	3,496
4.300%, 03/15/2045	1,625	1,639
3.250%, 09/15/2021	18	19
PacifiCorp
6.250%, 10/15/2037	1,085	1,425
6.000%, 01/15/2039	1,970	2,526
4.100%, 02/01/2042	2,485	2,552
PECO Energy
4.800%, 10/15/2043	1,505	1,742
Pennsylvania Electric
6.150%, 10/01/2038	3,600	4,263
6.050%, 09/01/2017	50	56
Piedmont Natural Gas
4.650%, 08/01/2043	830	932
Pipeline Funding LLC
7.500%, 01/15/2030 (A)	3,725	4,665
Potomac Electric Power
4.950%, 11/15/2043	950	1,130
PPL Electric Utilities
5.200%, 07/15/2041	1,100	1,332
PPL Energy Supply
4.600%, 12/15/2021	100	95
Progress Energy
4.400%, 01/15/2021	25	27
PSEG Power LLC
8.625%, 04/15/2031	4,103	5,988
5.125%, 04/15/2020	50	56
4.300%, 11/15/2023	2,155	2,267
4.150%, 09/15/2021	127	135
Public Service Electric & Gas MTN
4.000%, 06/01/2044	2,495	2,496
3.750%, 03/15/2024	2,150	2,297
3.650%, 09/01/2042	1,820	1,720
Public Service of Colorado
6.250%, 09/01/2037	2,010	2,702
4.300%, 03/15/2044	1,250	1,347
3.950%, 03/15/2043	5,590	5,747
Public Service of Oklahoma
4.400%, 02/01/2021	27	30
Puget Sound Energy
5.795%, 03/15/2040	130	168

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	179

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

San Diego Gas & Electric
6.000%, 06/01/2026	$625	$782
Saudi Electricity Global Sukuk 2
5.060%, 04/08/2043 (A)	2,060	2,094
Saudi Electricity Global Sukuk 3
5.500%, 04/08/2044 (A)	765	837
Sempra Energy
9.800%, 02/15/2019	50	65
6.000%, 10/15/2039	5,000	6,256
South Carolina Electric & Gas
5.450%, 02/01/2041	605	721
Southern California Edison
6.000%, 01/15/2034	175	226
5.950%, 02/01/2038	510	659
5.500%, 03/15/2040	70	88
4.650%, 10/01/2043	14,075	15,712
4.050%, 03/15/2042	6,405	6,558
Southern California Gas
4.450%, 03/15/2044	1,400	1,511
3.750%, 09/15/2042	1,780	1,729
Southern Power
5.250%, 07/15/2043	1,235	1,408
Southwestern Electric Power
6.200%, 03/15/2040	3,369	4,277
Southwestern Public Service
8.750%, 12/01/2018	40	50
4.500%, 08/15/2041	1,965	2,126
Tampa Electric
4.350%, 05/15/2044	850	911
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	2,000	2,907
Tucson Electric Power
3.850%, 03/15/2023	2,250	2,309
Union Electric
8.450%, 03/15/2039	3,030	5,101
Virginia Electric and Power
6.350%, 11/30/2037	630	856
4.650%, 08/15/2043	2,530	2,791
4.450%, 02/15/2044	1,970	2,105
Wisconsin Electric Power
4.250%, 06/01/2044	850	893
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	1,500	1,524

		401,413

Total Corporate Obligations (Cost $2,835,439) ($ Thousands)		2,961,649

MUNICIPAL BONDS — 2.2%
American Municipal Power, RB
6.053%, 02/15/2043	2,200	2,796
Arizona, Health Facilities Authority, Ser B, RB Callable 01/01/2017 @ 100
0.967%, 01/01/2037 (B)	800	722

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

City of Chicago, Build America Project, GO
6.257%, 01/01/2040	$1,280	$1,290
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,680	4,641
City of Houston, Utility System Revenue, Ser B, RB
3.828%, 05/15/2028	1,600	1,709
City of New York, Build America Project, GO
5.985%, 12/01/2036	1,175	1,489
5.206%, 10/01/2031	750	862
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	1,905	2,296
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	2,755	3,597
La Paz County, Industrial Development Auhority, RB
7.000%, 03/01/2034	1,375	1,387
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	671
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,159
Metropolitan Water Reclamation District of Greater Chicago, Build America Project, GO
5.720%, 12/01/2038	2,040	2,520
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,011
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	2,235	2,682
6.637%, 04/01/2057	1,210	1,585
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	550	815
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	1,002
5.882%, 06/15/2044	500	660
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	6,305	7,760

180	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	$1,795	$2,037
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	245	274
4.458%, 10/01/2062	1,025	1,038
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	3,605	4,402
State of California, Build America Project, GO
7.500%, 04/01/2034	3,635	5,298
7.300%, 10/01/2039	800	1,161
State of Connecticut, Ser A, GO
5.850%, 03/15/2032	2,210	2,749
State of Illinois, Build America Project, GO
7.350%, 07/01/2035	900	1,052
7.100%, 07/01/2035	1,000	1,124
State of Illinois, GO
5.100%, 06/01/2033	450	443
State of Texas, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,704
University of California, Build America Project, RB
5.770%, 05/15/2043	250	312
University of California, Ser AD, RB
4.858%, 05/15/2112	6,217	6,337
University of Texas, Build America Project, Ser B, RB Callable 08/15/2019 @ 100
6.276%, 08/15/2041	60	69
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	532

Total Municipal Bonds (Cost $63,672) ($ Thousands)		69,186

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FNMA
3.000%, 10/18/2032	1,040	971
Tennessee Valley Authority
5.375%, 04/01/2056	4,650	5,862

Total U.S. Government Agency Obligations (Cost $7,032) ($ Thousands)		6,833

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

SOVEREIGN DEBT — 0.2%
International Bank for Reconstruction & Development MTN
3.632%, 10/31/2030	$2,605	$1,526
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,425	3,114

Total Sovereign Debt (Cost $4,640) ($ Thousands)		4,640

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
321 Henderson Receivables LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	541	577

Total Asset-Backed Security (Cost $541) ($ Thousands)		577

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bills (D) (E)
0.033%, 03/19/2015	86	86
0.000%, 12/04/2014	23	23
U.S. Treasury Bonds
3.625%, 08/15/2043	10,906	12,436
3.125%, 08/15/2044	15,885	16,533
U.S. Treasury Notes (E)
2.250%, 11/15/2024	15,925	15,966
1.500%, 10/31/2019	6,760	6,760

Total U.S. Treasury Obligations (Cost $50,767) ($ Thousands)		51,804

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%*†	29,207,983	29,208

Total Cash Equivalent (Cost $29,208) ($ Thousands)		29,208

Total Investments — 98.8% (Cost $2,991,299) ($ Thousands)		$3,123,897

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	181

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund (Concluded)

November 30, 2014

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(430)	Mar-2015	$(590)
U.S. 10-Year Treasury Note	59	Mar-2015	51
U.S. 2-Year Treasury Note	(1,679)	Mar-2015	(504)
U.S. 5-Year Treasury Note	843	Mar-2015	572
U.S. 5-Year Treasury Note	(346)	Mar-2015	(147)
U.S. Long Treasury Bond	102	Mar-2015	255
U.S. Ultra Long Treasury Bond	422	Mar-2015	1,246

			$883

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,161,492 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2014. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2014. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open future contracts.

Cl — Class

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,961,649	$—	$2,961,649
Municipal Bonds	—	69,186	—	69,186
U.S. Government Agency Obligations	—	6,833	—	6,833
Sovereign Debt	—	4,640	—	4,640
Asset-Backed Security	—	577	—	577
U.S. Treasury Obligations	—	51,804	—	51,804
Cash Equivalent	29,208	—	—	29,208

Total Investments in Securities	$29,208	$3,094,689	$—	$3,123,897

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,124	$—	$—	$2,124
Unrealized Depreciation	(1,241)	—	—	(1,241)

Total Other Financial Instruments	$883	$—	$—	$883

*	Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

182	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 41.1%

Consumer Discretionary — 3.8%
American Honda Finance MTN
1.000%, 08/11/2015 (A)	$1,243	$1,248
0.609%, 05/26/2016 (A) (B)	3,750	3,765
0.404%, 07/14/2017 (B)	1,500	1,498
0.359%, 09/02/2016 (B)	1,500	1,499
AutoZone
1.300%, 01/13/2017	1,250	1,249
Comcast
5.850%, 11/15/2015	350	367
CVS Health
1.200%, 12/05/2016	825	827
Daimler Finance North America LLC
1.375%, 08/01/2017 (A)	670	670
1.250%, 01/11/2016 (A)	1,885	1,895
1.100%, 08/01/2018 (A) (B)	800	810
0.920%, 08/01/2016 (A) (B)	2,860	2,880
Ford Motor Credit LLC
1.724%, 12/06/2017	750	746
1.500%, 01/17/2017	1,480	1,477
1.482%, 05/09/2016 (B)	820	829
1.060%, 03/12/2019 (B)	1,000	1,000
0.753%, 09/08/2017 (B)	1,300	1,295
Hyundai Capital America
1.625%, 10/02/2015 (A)	870	876
NBCUniversal Enterprise
0.916%, 04/15/2018 (A) (B)	1,400	1,413
0.771%, 04/15/2016 (A) (B)	765	768
Thomson Reuters
0.875%, 05/23/2016	1,250	1,249
Time Warner Cable
5.850%, 05/01/2017	950	1,045
TRW Automotive
7.250%, 03/15/2017 (A)	940	1,039

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (A)	$750	$750
0.672%, 11/20/2017 (A) (B)	3,750	3,753
Whirlpool
1.350%, 03/01/2017	1,055	1,056

		34,004

Consumer Staples — 1.5%
Anheuser-Busch InBev Finance
0.632%, 02/01/2019 (B)	1,500	1,498
Anheuser-Busch InBev Worldwide
4.125%, 01/15/2015	1,200	1,205
BAT International Finance
1.400%, 06/05/2015 (A)	1,365	1,370
General Mills
0.533%, 01/29/2016 (B)	1,250	1,252
Heineken
0.800%, 10/01/2015 (A)	390	391
Kroger
0.763%, 10/17/2016 (B)	1,500	1,500
Mondelez International
0.760%, 02/01/2019 (B)	1,500	1,502
Philip Morris International
2.500%, 05/16/2016	750	769
President and Fellows of Harvard College
6.300%, 10/01/2037	600	643
Reynolds American
1.050%, 10/30/2015	310	311
SABMiller Holdings
0.930%, 08/01/2018 (A) (B)	750	752
Sysco
1.450%, 10/02/2017	285	287
Walgreens Boots Alliance
0.682%, 05/18/2016	1,990	1,992

		13,472

Energy — 2.4%
BP Capital Markets
0.743%, 05/10/2018 (B)	1,500	1,498
0.700%, 11/06/2015	1,190	1,192
Chevron
0.402%, 11/15/2017 (B)	2,820	2,821
CNOOC Nexen Finance
1.625%, 04/30/2017	1,100	1,098
Devon Energy
0.771%, 12/15/2016 (B)	1,450	1,457
Enbridge
0.684%, 06/02/2017 (B)	1,575	1,580
Hess
1.300%, 06/15/2017	810	802

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	183

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kinder Morgan
2.000%, 12/01/2017	$785	$787
Petrobras Global Finance BV
2.595%, 03/17/2017 (B)	2,200	2,145
1.852%, 05/20/2016 (B)	1,200	1,169
Schlumberger Norge
1.250%, 08/01/2017 (A)	205	205
Statoil
0.694%, 11/08/2018 (B)	1,150	1,155
0.432%, 11/09/2017 (B)	3,150	3,147
Total Capital Canada
0.614%, 01/15/2016 (B)	1,380	1,385
TransCanada PipeLines
0.750%, 01/15/2016	1,175	1,175

		21,616

Financials — 24.3%
Abbey National Treasury Services
0.740%, 03/13/2017 (B)	4,485	4,492
0.644%, 09/29/2017 (B)	1,500	1,498
ABN AMRO Bank
1.035%, 10/28/2016 (A) (B)	850	856
0.640%, 06/06/2016 (A) (B)	1,950	1,947
American Express Credit MTN
1.125%, 06/05/2017	2,250	2,246
Australia & New Zealand Banking Group
0.794%, 05/15/2018 (B)	625	628
0.609%, 01/10/2017 (A) (B)	900	903
Banco Santander Chile
1.134%, 04/11/2017 (A) (B)	1,200	1,194
Bank Nederlandse Gemeenten
0.625%, 07/18/2016 (A)	5,600	5,607
Bank of America
1.700%, 08/25/2017	1,100	1,103
1.500%, 10/09/2015	1,554	1,563
1.274%, 01/15/2019 (B)	1,000	1,012
1.250%, 01/11/2016	850	853
0.843%, 08/25/2017 (B)	2,790	2,787
Bank of Montreal MTN
1.300%, 07/14/2017	925	927
0.831%, 04/09/2018 (B)	1,000	1,006
0.754%, 07/15/2016 (B)	525	528
0.486%, 09/24/2015 (B)	1,050	1,052
0.480%, 07/14/2017 (B)	750	749
Bank of New York Mellon MTN
0.715%, 09/11/2019 (B)	2,000	2,005
0.670%, 03/06/2018 (B)	700	703
0.457%, 03/04/2016 (B)	1,150	1,151
Bank of Nova Scotia
1.300%, 07/21/2017	1,150	1,152
0.950%, 03/15/2016	500	502
0.754%, 07/15/2016 (B)	2,465	2,479

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/2017 (A)	$1,000	$997
0.842%, 09/09/2016 (A) (B)	500	502
0.685%, 02/26/2016 (A) (B)	1,450	1,453
0.543%, 09/08/2017 (A) (B)	1,025	1,020
Barclays Bank MTN
6.050%, 12/04/2017 (A)	1,500	1,665
0.811%, 02/17/2017 (B)	2,675	2,683
BB&T MTN
1.091%, 06/15/2018 (B)	890	902
0.900%, 02/01/2019 (B)	800	806
BNP Paribas MTN
0.820%, 12/12/2016 (B)	2,000	2,008
BPCE MTN
1.083%, 02/10/2017 (B)	1,000	1,009
Branch Banking & Trust
0.657%, 12/01/2016 (B)	2,130	2,137
Canadian Imperial Bank of Commerce
0.754%, 07/18/2016 (B)	1,300	1,307
Capital One Bank USA
1.300%, 06/05/2017	2,500	2,491
Capital One Financial
1.000%, 11/06/2015	2,450	2,455
Citigroup
3.953%, 06/15/2016	1,000	1,043
1.550%, 08/14/2017	750	749
1.250%, 01/15/2016	3,775	3,791
1.003%, 04/08/2019 (B)	1,000	1,004
0.934%, 11/24/2017 (B)	2,580	2,582
Commonwealth Bank of Australia
1.400%, 09/08/2017	1,250	1,252
0.503%, 09/08/2017 (A) (B)	1,250	1,249
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
2.125%, 10/13/2015	2,171	2,203
0.711%, 03/18/2016 (B)	1,850	1,858
Credit Agricole
1.083%, 10/03/2016 (A) (B)	2,025	2,040
Credit Suisse NY MTN
1.375%, 05/26/2017	1,275	1,277
0.535%, 03/11/2016 (B)	5,200	5,196
Credit Suisse USA
5.375%, 03/02/2016	1,236	1,306
Deutsche Bank
1.350%, 05/30/2017	1,250	1,248
ERAC USA Finance LLC
1.400%, 04/15/2016 (A)	335	337
Export-Import Bank of Korea
0.984%, 01/14/2017 (B)	2,200	2,211
Fifth Third Bank
1.350%, 06/01/2017	2,000	2,004
0.645%, 02/26/2016 (B)	1,320	1,323

184	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric Capital MTN
1.261%, 07/02/2015 (B)	$1,335	$1,343
1.250%, 05/15/2017	1,000	1,005
0.941%, 04/02/2018 (B)	500	506
Goldman Sachs Group MTN
3.625%, 02/07/2016	2,000	2,062
1.436%, 04/30/2018 (B)	875	888
1.334%, 11/15/2018 (B)	1,375	1,389
0.683%, 03/22/2016 (B)	4,525	4,521
Harley-Davidson Financial Services MTN
3.875%, 03/15/2016 (A)	750	779
HSBC Bank
0.874%, 05/15/2018 (A) (B)	650	655
HSBC USA
1.300%, 06/23/2017	3,460	3,473
Huntington National Bank
1.375%, 04/24/2017	850	849
1.350%, 08/02/2016	1,000	1,004
0.658%, 04/24/2017 (B)	850	851
Hutchison Whampoa International
1.625%, 10/31/2017 (A)	1,400	1,395
ING Bank
1.873%, 09/25/2015 (A) (B)	2,790	2,823
0.925%, 10/01/2019 (A) (B)	1,300	1,302
Intesa Sanpaolo
3.125%, 01/15/2016	650	663
JPMorgan Chase
3.450%, 03/01/2016	410	423
1.134%, 01/25/2018 (B)	675	683
0.863%, 01/28/2019 (B)	1,000	1,000
0.855%, 02/26/2016 (B)	3,930	3,944
KeyBank
0.725%, 11/25/2016 (B)	1,490	1,496
KFW
2.000%, 06/01/2016	4,800	4,914
Korea Development Bank
0.857%, 01/22/2017 (B)	4,200	4,209
Macquarie Group
1.237%, 01/31/2017 (A) (B)	1,000	1,010
Manufacturers & Traders Trust
1.400%, 07/25/2017	1,150	1,153
0.608%, 01/30/2017 (B)	900	900
0.533%, 03/07/2016 (B)	1,210	1,210
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (A)	740	741
0.609%, 04/10/2017 (A) (B)	5,625	5,653
Mizuho Bank
0.684%, 09/25/2017 (A) (B)	4,090	4,093
Morgan Stanley
5.950%, 12/28/2017	550	617
1.485%, 02/25/2016 (B)	4,120	4,167
1.083%, 01/24/2019 (B)	750	755

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National Rural Utilities Cooperative Finance MTN
0.535%, 11/23/2016 (B)	$1,270	$1,272
New York Life Global Funding
0.583%, 05/23/2016 (A) (B)	1,750	1,758
Nissan Motor Acceptance
4.500%, 01/30/2015 (A)	835	840
0.934%, 09/26/2016 (A) (B)	1,635	1,645
0.777%, 03/03/2017 (A) (B)	615	617
Nordea Bank
1.250%, 04/04/2017 (A)	1,250	1,249
PACCAR Financial MTN
0.495%, 02/08/2016 (B)	500	501
Pentair Finance
1.350%, 12/01/2015	345	346
PNC Bank
0.800%, 01/28/2016	1,000	1,002
0.553%, 04/29/2016 (B)	1,730	1,731
Pricoa Global Funding I MTN
1.150%, 11/25/2016 (A)	800	802
0.382%, 05/16/2016 (A) (B)	1,000	1,000
Principal Life Global Funding II
1.200%, 05/19/2017 (A)	1,000	995
1.125%, 09/18/2015 (A)	490	493
1.125%, 02/24/2017 (A)	550	547
1.000%, 12/11/2015 (A)	850	855
Prudential Financial MTN
1.014%, 08/15/2018 (B)	1,649	1,663
Royal Bank of Canada MTN
1.200%, 01/23/2017	500	501
0.850%, 03/08/2016	3,130	3,140
0.563%, 01/23/2017 (B)	1,000	1,002
Royal Bank of Scotland Group
1.875%, 03/31/2017	800	804
Societe Generale
1.315%, 10/01/2018 (B)	2,500	2,521
Standard Chartered
0.573%, 09/08/2017	2,000	1,995
Sumitomo Mitsui Banking
1.350%, 07/18/2015	650	653
0.664%, 01/10/2017 (B)	1,500	1,500
SunTrust Bank
0.672%, 02/15/2017 (B)	1,000	1,002
Svenska Handelsbanken
0.700%, 09/23/2016 (B)	1,500	1,507
Synchrony Financial
1.875%, 08/15/2017	760	764
Toronto-Dominion Bank MTN
0.692%, 09/09/2016 (B)	850	854
0.478%, 05/02/2017 (B)	900	899
Toyota Motor Credit
1.125%, 05/16/2017	650	650
0.521%, 05/17/2016 (B)	2,230	2,236
Travelers
6.250%, 06/20/2016	2,000	2,167

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	185

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS MTN
5.875%, 12/20/2017	$1,000	$1,125
0.873%, 08/14/2019 (B)	1,750	1,760
Union Bank
0.984%, 09/26/2016 (B)	400	403
US Bancorp MTN
0.634%, 04/25/2019 (B)	1,400	1,402
US Bank
0.435%, 09/11/2017 (B)	2,150	2,149
Ventas Realty ‡
1.550%, 09/26/2016	750	756
1.250%, 04/17/2017	285	284
Volkswagen International Finance
1.125%, 11/18/2016 (A)	2,040	2,046
0.671%, 11/18/2016 (A) (B)	2,010	2,015
Voya Financial
2.900%, 02/15/2018	650	669
WEA Finance LLC
1.750%, 09/15/2017 (A)	700	702
Wells Fargo MTN
1.400%, 09/08/2017	1,000	1,003
1.150%, 06/02/2017	1,250	1,250
0.764%, 07/20/2016 (B)	4,040	4,058
Wells Fargo Bank
0.384%, 06/02/2016 (B)	1,000	999
Western Union
2.375%, 12/10/2015	145	147
1.234%, 08/21/2015 (B)	625	628
Westpac Banking
1.200%, 05/19/2017	700	700
0.843%, 01/17/2019 (B)	800	804

		217,938

Health Care — 2.5%
AbbVie
1.200%, 11/06/2015	3,000	3,010
Actavis Funding SCS
1.300%, 06/15/2017	1,250	1,232
Amgen
2.125%, 05/15/2017	1,350	1,372
0.613%, 05/22/2017 (B)	3,080	3,083
Bayer US Finance LLC
0.511%, 10/06/2017 (A) (B)	1,500	1,500
0.482%, 10/07/2016 (A) (B)	1,600	1,600
Express Scripts Holding
1.250%, 06/02/2017	1,750	1,738
GlaxoSmithKline Capital
0.700%, 03/18/2016	2,050	2,054
McKesson
1.292%, 03/10/2017	1,030	1,029
0.950%, 12/04/2015	395	396
Mylan
1.350%, 11/29/2016	950	949

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Perrigo
1.300%, 11/08/2016	$265	$265
Providence Health & Services Obligated Group
1.035%, 10/01/2016 (B)	1,450	1,457
Roche Holdings
0.574%, 09/30/2019 (A) (B)	2,250	2,249
Thermo Fisher Scientific
1.300%, 02/01/2017	415	415
WellPoint
1.250%, 09/10/2015	211	212

		22,561

Industrials — 1.7%
Air Lease
4.500%, 01/15/2016	1,000	1,025
2.125%, 01/15/2018	385	380
Canadian National Railway
0.437%, 11/06/2015 (B)	2,280	2,282
GATX
1.250%, 03/04/2017	525	523
General Electric Capital MTN
0.433%, 05/11/2016 (B)	1,850	1,850
John Deere Capital MTN
0.461%, 12/15/2017 (B)	2,300	2,299
Norfolk Southern
5.750%, 01/15/2016	2,740	2,891
PACCAR Financial MTN
1.100%, 06/06/2017	1,170	1,168
Precision Castparts
0.700%, 12/20/2015	235	236
Rockwell Collins
0.584%, 12/15/2016 (B)	2,305	2,308

		14,962

Information Technology — 0.8%
Alibaba Group Holding
0.756%, 11/28/2017 (A) (B)	1,190	1,192
Fidelity National Information Services
1.450%, 06/05/2017	470	469
Hewlett-Packard
3.000%, 09/15/2016	2,200	2,267
1.174%, 01/14/2019 (B)	1,000	991
Oracle
0.433%, 07/07/2017 (B)	1,750	1,751
TSMC Global
0.950%, 04/03/2016 (A)	550	550

		7,220

Materials — 1.2%
Glencore Funding LLC
1.398%, 05/27/2016 (A) (B)	1,350	1,357

186	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Monsanto
1.150%, 06/30/2017	$1,425	$1,423
0.437%, 11/07/2016 (B)	2,590	2,588
Rio Tinto Finance USA
1.072%, 06/17/2016 (B)	2,260	2,277
Xstrata Finance Canada
2.050%, 10/23/2015 (A)	2,250	2,269
Yara International
5.250%, 12/15/2014 (A)	450	451

		10,365

Telecommunication Services — 1.3%
British Telecommunications
1.250%, 02/14/2017	655	655
Thomson Reuters
1.650%, 09/29/2017	1,190	1,187
Verizon Communications
1.981%, 09/14/2018 (B)	935	980
1.761%, 09/15/2016 (B)	1,310	1,337
1.350%, 06/09/2017	2,000	2,001
0.631%, 06/09/2017 (B)	2,520	2,519
Vodafone Group
0.617%, 02/19/2016 (B)	3,350	3,355

		12,034

Utilities — 1.6%
Dominion Gas Holdings LLC
1.050%, 11/01/2016	1,000	1,001
Duke Energy
0.612%, 04/03/2017 (B)	4,700	4,712
Duke Energy Progress
0.433%, 03/06/2017 (B)	1,710	1,709
Exelon
4.900%, 06/15/2015	1,103	1,126
Georgia Power
0.634%, 08/15/2016 (B)	1,000	1,000
0.625%, 11/15/2015	2,700	2,702
NextEra Energy Capital Holdings
1.339%, 09/01/2015	900	905
Southern
1.300%, 08/15/2017	780	779

		13,934

Total Corporate Obligations (Cost $367,518) ($ Thousands)		368,106

ASSET-BACKED SECURITIES — 34.8%

Automotive — 18.5%
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (A)	410	410

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	$1,393	$1,394
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	1,355	1,356
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	770	770
Ally Auto Receivables Trust, Ser 2014-2, Cl A2
0.680%, 07/17/2017	2,500	2,502
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	565	565
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	1,480	1,485
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.605%, 02/15/2018 (B)	610	611
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/2018	2,630	2,637
Ally Master Owner Trust, Ser 2013-2, Cl A
0.605%, 04/15/2018 (B)	1,425	1,426
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.625%, 01/15/2019 (B)	2,465	2,468
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (A)	96	96
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (A)	308	309
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (A)	231	232
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (A)	259	259
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (A)	1,120	1,119
AmeriCredit Automobile Receivables Trust, Ser 2012-2, Cl A3
1.050%, 10/11/2016	200	200

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	187

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	$418	$418
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	930	930
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	1,700	1,703
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	387	387
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,850	1,886
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.539%, 03/08/2017 (B)	171	171
AmeriCredit Automobile Receivables Trust, Ser 2014-4, Cl A3
1.270%, 07/08/2019	875	875
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.705%, 03/15/2020 (A) (B)	505	506
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.455%, 01/15/2021 (A) (B)	2,195	2,194
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/2021 (A)	370	371
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (A)	775	775
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/2018 (A)	1,717	1,728
California Republic Auto Receivables Trust, Ser 2014-2, Cl A2
0.540%, 03/15/2017	2,800	2,800
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	915	917
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	980	981

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	$520	$522
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A2
1.180%, 12/20/2017	1,615	1,617
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	44	44
CarMax Auto Owner Trust, Ser 2011-2, Cl A4
1.350%, 02/15/2017	1,345	1,350
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	875	887
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	91	91
CarMax Auto Owner Trust, Ser 2012-2, Cl A3
0.840%, 03/15/2017	708	709
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	249	249
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	225	227
CarMax Auto Owner Trust, Ser 2014-3, Cl A2
0.550%, 08/15/2017	1,770	1,770
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (A)	1,870	1,869
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.409%, 04/07/2024 (A) (B)	965	971
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.906%, 11/07/2023 (A) (B)	1,520	1,524
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.606%, 05/07/2024 (A) (B)	695	696
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.579%, 03/07/2026 (A) (B)	1,595	1,595
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (A)	204	204
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (A)	2,565	2,576
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (A)	750	750

188	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (A)	$27	$27
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (A)	560	560
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (A)	910	913
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (A)	1,210	1,213
Credit Acceptance Auto Loan Trust, Ser 2014-2A, Cl A
1.880%, 03/15/2022 (A)	2,250	2,261
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/2017 (A)	308	308
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (A)	335	335
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018 (A)	318	318
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (A)	1,586	1,587
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	475	475
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (A)	2,225	2,226
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.450%, 01/15/2016	125	125
Fifth Third Auto Trust, Ser 2013-A, Cl A3
0.880%, 10/16/2017	970	973
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (A)	347	348
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (A)	213	212
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (A)	1,118	1,120
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (A)	183	183
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (A)	758	758

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Investors Auto Owner Trust, Ser 2014-2A, Cl A2
0.860%, 08/15/2018 (A)	$4,595	$4,590
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (A)	1,855	1,853
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/2015	60	60
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A2A
0.510%, 03/15/2017	1,690	1,688
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	1,760	1,769
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/2017	1,300	1,318
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	875	886
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,500	1,543
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	161	161
Ford Credit Auto Owner Trust, Ser 2013-A, Cl A3
0.550%, 07/15/2017	848	849
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/2018	1,075	1,075
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,000	2,036
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.535%, 01/15/2018 (B)	3,835	3,839
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.623%, 09/15/2018 (B)	655	657
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	205	204
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.726%, 02/20/2017 (B)	2,205	2,206
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.646%, 06/20/2017 (B)	2,550	2,552

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	189

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.596%, 10/20/2017 (B)	$3,301	$3,302
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/2017 (A)	2,860	2,866
GM Financial Automobile Leasing Trust, Ser 2014-2A, Cl A2
0.730%, 02/20/2017 (A)	1,980	1,981
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	386	386
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	928	929
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.207%, 12/10/2027 (A) (B)	1,825	1,829
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/2016	435	435
Honda Auto Receivables Owner Trust, Ser 2014-3
0.880%, 07/15/2017	1,020	1,021
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	364	364
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	400	401
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (A)	1,550	1,558
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	1,358	1,358
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	985	986
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A3
0.780%, 08/15/2017	500	501
Mercedes-Benz Auto Receivables Trust, Ser 2014-1, Cl A3
0.870%, 10/15/2018	1,075	1,076
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (A)	500	501
Motor, Ser 2013-1, Cl A1
0.655%, 02/25/2021 (A) (B)	321	321

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	$479	$479
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.625%, 05/15/2017 (B)	3,370	3,373
Nissan Master Owner Trust Receivables, Ser 2013-A, Cl A
0.455%, 02/15/2018 (B)	1,370	1,370
Oscar US Funding Trust, Ser 2014-1A, Cl A2
1.000%, 08/15/2017 (A)	2,040	2,028
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (A)	64	64
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (A)	665	666
Porsche Innovative Lease Owner Trust, Ser 2014-1, Cl A3
1.030%, 11/20/2017 (A)	2,000	2,005
Prestige Auto Receivables Trust, Ser 2012-1A, Cl A3
1.760%, 10/16/2017 (A)	703	706
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (A)	982	983
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (A)	600	602
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (A)	3,026	3,026
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl C
3.780%, 11/15/2017	2,365	2,396
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	1,175	1,216
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/2017	2,349	2,356
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl B
1.560%, 08/15/2018	700	702

190	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2012-6, Cl B
1.330%, 05/15/2017 to 05/15/2017	$1,375	$1,396
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	757	757
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	865	865
Santander Drive Auto Receivables Trust, Ser 2013-4
2.160%, 01/15/2020	1,370	1,392
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.533%, 04/17/2017 (B)	258	258
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A2A
0.660%, 06/15/2017	373	373
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl A2A
0.670%, 01/16/2018	2,655	2,654
SMART Trust, Ser 2011-4USA, Cl A4A
2.280%, 08/14/2017 (A)	1,000	1,007
SMART Trust, Ser 2011-4USA, Cl A4B
1.503%, 08/14/2017	1,200	1,205
SMART Trust, Ser 2014-1US, Cl A2B
0.456%, 07/14/2016 (B)	2,800	2,798
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (A)	76	76
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/2018 (A)	823	822
Susquehanna Auto Receivables Trust, Ser 2014-1
1.000%, 02/15/2018	1,200	1,201
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	280	280
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A3
0.840%, 07/20/2016	365	366

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volkswagen Auto Lease Trust, Ser 2014-A, Cl A4
0.990%, 07/20/2018	$500	$502
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (A)	960	961
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (A)	605	605
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (A)	1,093	1,094
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (A)	1,560	1,560
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (A)	2,115	2,115
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (A)	2,130	2,128
World Omni Automobile Lease Securitization Trust, Ser 2014-A, Cl A3
1.160%, 09/15/2017	2,000	2,011
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.502%, 02/15/2018 (A) (B)	4,105	4,108

		165,681

Credit Cards — 5.2%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/2018	2,550	2,553
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	565	566
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	455	456
BA Credit Card Trust, Ser 2014-A1, Cl A
0.535%, 06/15/2021 (B)	1,495	1,492
Barclays Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	1,215	1,216
Barclays Dryrock Issuance Trust, Ser 2013-1, Cl A
0.492%, 07/16/2018 (B)	360	360
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.513%, 12/16/2019 (B)	805	805

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	191

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
0.805%, 08/16/2021 (A) (B)	$395	$398
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.503%, 03/16/2020 (B)	405	405
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/2019	900	902
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	1,000	1,004
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.405%, 04/15/2019 (B)	1,750	1,740
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	2,515	2,519
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	2,355	2,357
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.575%, 07/15/2020 (B)	1,350	1,353
Chase Issuance Trust, Ser 2013-A9, Cl A
0.575%, 11/16/2020 (B)	1,500	1,503
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	975	978
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	1,150	1,154
Citibank Credit Card Issuance Trust, Ser 2013-A10, Cl A10
0.730%, 02/07/2018	5,250	5,258
Citibank Credit Card Issuance Trust, Ser 2013-A12, Cl A12
0.467%, 11/07/2018 (B)	1,100	1,100
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	2,640	2,662
Citibank Credit Card Issuance Trust, Ser 2013-A8, Cl A8
0.304%, 12/12/2016 (B)	1,600	1,600
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	1,035	1,035
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	2,000	2,007

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Credit Card Issuance Trust, Ser 2014-A7, Cl A7
0.355%, 08/24/2018 (B)	$500	$500
Discover Card Execution Note Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	301	302
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	1,045	1,048
Golden Credit Card Trust, Ser 2012-3A, Cl A
0.602%, 07/17/2017 (A) (B)	1,465	1,466
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (A)	675	676
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.582%, 09/15/2018 (A) (B)	1,120	1,123
Golden Credit Card Trust, Ser 2014-1A, Cl A
0.475%, 03/15/2019 (A) (B)	1,170	1,170
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.852%, 06/15/2017 (A) (B)	1,000	1,002
Master Credit Card Trust II, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (A)	420	420
Master Credit Card Trust II, Ser 2013-3A, Cl A
0.583%, 01/22/2018 (A) (B)	1,175	1,177
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	2,250	2,251

		46,558

Mortgage Related Securities — 0.9%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.832%, 01/25/2035 (B)	486	477
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.875%, 10/25/2034 (B)	2,214	2,176
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-HE3, Cl M2
1.172%, 03/25/2035 (B)	1,433	1,418
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.316%, 01/20/2036 (B)	1,659	1,649
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.525%, 07/25/2034 (A) (B)	139	138

192	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.352%, 08/25/2036 (B)	$441	$434
Option One Mortgage Loan Trust Asset-Backed Certificates, Ser 2005-4, Cl A3
0.415%, 11/25/2035 (B)	183	180
RASC Trust, Ser 2005-KS8, Cl M1
0.565%, 08/25/2035 (B)	1,281	1,275

		7,747

Other Asset-Backed Securities — 10.2%
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.555%, 06/17/2019 (B)	3,775	3,767
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,950	1,950
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	2,245	2,245
Apidos CLO XII, Ser 2013-12A, Cl A
1.334%, 04/15/2025 (A) (B)	1,100	1,076
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.396%, 04/17/2023 (A) (B)	840	835
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD2, Cl 2A1
0.815%, 12/25/2044 (B)	368	368
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A
1.381%, 04/18/2025 (A) (B)	325	320
Carlyle Global Market Strategies CLO, Ser 2014-2AR, Cl A1R
1.531%, 07/20/2023 (A) (B)	745	745
Cent CLO, Ser 2014-16AR, Cl A1AR
1.482%, 08/01/2024 (A) (B)	2,220	2,203
Cent CLO, Ser 2014-20A, Cl A
1.724%, 01/25/2026 (A) (B)	1,850	1,839
CIFC Funding, Ser 2013-1A, Cl A1
1.379%, 04/16/2025 (A) (B)	1,060	1,044
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
1.030%, 05/22/2017 (A)	3,000	3,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	$50	$50
CNH Equipment Trust, Ser 2013-A, Cl A2
0.440%, 07/15/2016	46	46
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	368	368
CNH Equipment Trust, Ser 2014-C, Cl A2
0.630%, 12/15/2017	3,595	3,596
Dell Equipment Finance Trust, Ser 2014-1, Cl A3
0.940%, 06/22/2020 (A)	1,400	1,400
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.620%, 04/18/2026 (A) (B)	1,315	1,303
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A2
0.505%, 08/15/2019 (B)	2,035	2,036
GE Dealer Floorplan Master Note Trust, Ser 2014-2, Cl A
0.605%, 10/20/2019 (B)	2,000	2,000
GE Equipment Midticket LLC, Ser 2011-1, Cl A4
1.420%, 05/23/2016	1,031	1,032
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	126	126
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	166	166
GE Equipment Midticket LLC, Ser 2014-1, Cl A3
1.140%, 05/22/2018	2,000	2,006
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A3
1.040%, 09/21/2015 (A)	62	62
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (A)	1,020	1,023
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	1,120	1,121
GE Equipment Transportation LLC, Ser 2013-1, Cl A3
0.690%, 11/25/2016	300	300
GE Equipment Transportation LLC, Ser 2013-2, Cl A2
0.610%, 06/24/2016	444	445
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.533%, 07/17/2023 (A) (B)	1,000	992

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	193

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HLSS Servicer Advance Receivables Trust, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (A)	$2,300	$2,299
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl B2
1.744%, 01/16/2046 (A)	1,095	1,096
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl AT1
1.244%, 01/17/2045 (A)	1,840	1,839
ING IM CLO, Ser 2012-1RA, Cl A2R
2.081%, 03/14/2022 (A) (B)	1,400	1,387
ING IM CLO, Ser 2014-1A, Cl A1
1.731%, 04/18/2026 (A) (B)	1,310	1,304
ING IM CLO, Ser 2014-1RA, Cl A1R
1.434%, 03/14/2022 (A) (B)	800	795
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	284	284
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/2019	1,995	1,996
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	1,549	1,550
John Deere Owner Trust, Ser 2014-A, Cl A3
0.920%, 04/16/2018	1,515	1,517
John Deere Owner Trust, Ser 2014-B, Cl A3
1.070%, 11/15/2018	1,775	1,779
JPMorgan Mortgage Acquisition, Ser 2005-FD1, Cl M1
0.890%, 07/25/2035 (B)	403	400
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (A)	515	515
Limerock CLO II, Ser 2014-2A, Cl A
1.734%, 04/18/2026 (A) (B)	1,250	1,247
Macquarie Equipment Funding Trust, Ser 2014-A, Cl A2
0.800%, 11/21/2016 (A)	2,000	2,002
Madison Park Funding, Ser 2007-4A, Cl A1B
0.530%, 03/22/2021 (A) (B)	580	569
Magnetite IX, Ser 2014-9A, Cl A1
1.700%, 07/25/2026 (A) (B)	1,265	1,261
Master Asset-Backed Securities Trust, Ser 2005-HE1, Cl M2
0.827%, 05/25/2035 (B)	1,740	1,738

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MMAF Equipment Finance LLC, Ser 2011-AA, Cl A4
2.100%, 07/15/2017 (A)	$2,631	$2,660
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (A)	1,645	1,643
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.405%, 03/25/2021 (B)	4,291	4,286
Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.375%, 08/26/2019 (B)	26	26
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.704%, 04/15/2026 (A) (B)	955	950
New York City Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (A)	89	89
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.346%, 07/17/2025 (A) (B)	1,000	980
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.348%, 04/20/2025 (A) (B)	690	679
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.148%, 04/20/2021 (A) (B)	625	624
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.655%, 02/25/2035 (B)	573	564
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.384%, 05/24/2023 (A) (B)	1,650	1,650
SLM Private Education Loan Trust, Ser 2011-B, Cl A1
1.005%, 12/16/2024 (A) (B)	358	360
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.304%, 07/25/2023 (B)	2,294	2,290
SLM Student Loan Trust, Ser 2006-9, Cl A4
0.304%, 10/25/2022 (B)	968	966
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.234%, 07/25/2017 (B)	257	257
SLM Student Loan Trust, Ser 2007-3, Cl A2
0.244%, 10/25/2017 (B)	51	51
SLM Student Loan Trust, Ser 2007-7, Cl A2
0.434%, 01/25/2016 (B)	32	32
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.779%, 10/25/2017 (B)	44	44

194	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2011-A, Cl A1
1.155%, 10/15/2024 (A) (B)	$3,142	$3,156
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.355%, 11/25/2016 (B)	25	25
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.315%, 02/27/2017 (B)	247	247
SLM Student Loan Trust, Ser 2013-1, Cl A1
0.305%, 02/27/2017 (B)	109	109
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (A)	1,065	1,066
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.385%, 07/25/2036 (A) (B)	2,146	2,132
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.305%, 02/25/2036 (B)	627	619
Symphony CLO VIII, Ser 2014-8AR, Cl BR
1.985%, 01/09/2023 (A) (B)	1,660	1,651
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.506%, 07/22/2019 (A) (B)	2,250	2,250
Voya CLO, Ser 2014-3A, Cl A1
1.649%, 07/25/2026 (A) (B)	910	905

		91,353

Total Asset-Backed Securities (Cost $311,410) ($ Thousands)		311,339

MORTGAGE-BACKED SECURITIES — 17.0%

Agency Mortgage-Backed Obligations — 4.2%
FHLMC
5.000%, 12/01/2018 to 06/01/2026	2,411	2,567
4.000%, 05/01/2019 to 04/01/2020	2,149	2,283
FHLMC ARM (B)
2.375%, 05/01/2036	180	193
2.203%, 02/01/2022	182	189
2.166%, 02/01/2030	154	163
FHLMC CMO, Ser 2003-2676, Cl CY
4.000%, 09/15/2018	163	170
FHLMC CMO, Ser 2004-2764, Cl OE
4.500%, 03/15/2019	231	243

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2005-2931, Cl AM
4.500%, 07/15/2019	$26	$26
FHLMC CMO, Ser 2009-3570, Cl A
4.500%, 06/15/2024	533	566
FHLMC CMO, Ser 2010-3634, Cl EA
4.000%, 11/15/2023	242	246
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl A1
1.873%, 01/25/2018	697	705
FNMA
6.000%, 01/01/2027 to 04/01/2040	624	708
5.000%, 04/01/2020 to 03/01/2025	2,930	3,157
4.500%, 05/01/2023	669	722
1.940%, 01/01/2017	481	484
FNMA ARM (B)
2.340%, 01/01/2029	30	30
2.266%, 11/01/2023	44	46
2.245%, 11/01/2025	19	20
2.080%, 09/01/2024	142	149
2.041%, 05/01/2028	78	82
2.017%, 09/01/2024	57	59
1.250%, 11/01/2021	25	25
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	59	65
FNMA CMO, Ser 2001-33, Cl FA
0.605%, 07/25/2031 (B)	36	37
FNMA CMO, Ser 2002-56, Cl MC
5.500%, 09/25/2017	642	667
FNMA CMO, Ser 2002-64, Cl FG
0.405%, 10/18/2032 (B)	40	40
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	178	186
FNMA CMO, Ser 2008-15, Cl EL
4.250%, 06/25/2022	405	409
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	237	246
FNMA CMO, Ser 2008-47, Cl FA
0.655%, 06/25/2023 (B)	204	206
FNMA CMO, Ser 2010-64, Cl EH
5.000%, 10/25/2035	120	123
FNMA CMO, Ser 2011-109, Cl PK
4.000%, 08/25/2041	214	227
FNMA CMO, Ser 2011-6, Cl BA
2.750%, 06/25/2020	558	575
FNMA TBA
3.500%, 12/01/2040	3,850	4,078
3.000%, 12/25/2028	8,028	8,360
GNMA ARM (B)
2.500%, 09/20/2039	288	307
GNMA CMO, Ser 2006-47, Cl AC
5.000%, 02/16/2033	403	420

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	195

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-10, Cl JA
4.500%, 03/16/2034	$305	$319
GNMA CMO, Ser 2009-104, Cl NJ
4.250%, 07/20/2036	210	216
GNMA CMO, Ser 2009-113, Cl MJ
4.000%, 03/16/2023	683	710
GNMA CMO, Ser 2009-93, Cl ND
3.500%, 04/20/2037	269	275
GNMA CMO, Ser 2010-30, Cl QE
4.000%, 06/20/2038	480	501
GNMA CMO, Ser 2010-86, Cl PG
3.000%, 01/20/2036	370	378
GNMA CMO, Ser 2011-106, Cl ME
3.000%, 06/20/2038	1,196	1,219
GNMA CMO, Ser 2011-110, Cl A
2.237%, 03/16/2033	218	220
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	381	389
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.607%, 10/07/2020 (B)	663	667
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/2020	10	10
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.527%, 11/06/2017 (B)	338	339
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.607%, 01/08/2020 (B)	798	802
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.557%, 02/06/2020 (B)	480	482
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.537%, 03/06/2020 (B)	2,021	2,026
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.537%, 05/07/2020 (B)	792	793

		38,125

Non-Agency Mortgage-Backed Obligations — 12.8%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
0.955%, 06/15/2028 (A)(B)	750	749
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (B)	856	861

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/2045	$1,490	$1,515
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.631%, 07/25/2035 (A) (B)	461	426
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.775%, 11/25/2035 (A) (B)	56	52
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.589%, 02/25/2036 (A) (B)	146	114
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.595%, 06/25/2035 (A) (B)	197	182
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.610%, 08/25/2035 (A) (B)	344	308
Bear Stearns Commercial Mortgage Securities Trust, Ser 2004-PWR4, Cl A3
5.468%, 06/11/2041 (B)	16	16
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR7, Cl A3
5.116%, 02/11/2041 (B)	394	395
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl A4
5.201%, 12/11/2038	740	790
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (B)	757	780
Bear Stearns Commercial Mortgage Securities Trust, Ser 2066-PW11, Cl A1A
5.602%, 03/11/2039 (B)	1,668	1,744
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl A4
4.674%, 06/11/2041	1,125	1,134
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	188	191
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (B)	739	740

196	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.137%, 10/12/2042 (B)	$900	$918
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.433%, 03/11/2039 (B)	986	1,025
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	761	806
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.105%, 08/15/2029 (A) (B)	1,000	1,001
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.226%, 07/15/2044 (B)	1,583	1,614
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.300%, 01/15/2046 (B)	2,785	2,877
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (B)	1,354	1,489
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.695%, 02/25/2035 (A) (B)	42	40
CHL Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.536%, 02/20/2036 (A) (B)	260	217
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	934	935
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	277	277
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.905%, 06/15/2033 (A) (B)	1,695	1,696
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	1,650	1,758
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.604%, 09/25/2034 (A) (B)	80	80
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.701%, 03/25/2036 (A) (B)	307	281
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.945%, 06/10/2046 (B)	2,164	2,282
COMM Mortgage Trust, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (A)	938	949

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	$198	$198
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	419	418
COMM Mortgage Trust, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	372	370
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	529	530
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	2,801	2,821
COMM Mortgage Trust, Ser 2014-BBG, Cl A
0.955%, 03/15/2029 (A) (B)	2,720	2,720
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	183	183
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/2044	319	320
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	388	411
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (A)	2,310	2,374
FDIC Commercial Mortgage Trust, Ser 2012-C1, Cl A
0.841%, 05/25/2035 (A) (B)	272	272
FDIC Guaranteed Notes Trust, Ser 2010-S1, Cl 1A
0.705%, 02/25/2048 (A) (B)	945	945
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.152%, 02/25/2024 (A) (B)	370	367
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.005%, 04/25/2024 (A) (B)	1,034	1,024
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.105%, 05/25/2024 (A) (B)	747	733
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.105%, 05/25/2024 (A) (B)	599	588

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	197

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.355%, 07/25/2024 (A) (B)	$2,067	$2,042
GE Capital Commercial Mortgage, Ser 2005-C3, Cl A7A
4.974%, 07/10/2045 (B)	1,525	1,546
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.312%, 11/10/2045 (B)	1,495	1,524
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.010%, 11/19/2035 (A) (B)	318	297
Granite Master Issuer, Ser 2005-1, Cl A4
0.355%, 12/20/2054 (A) (B)	1,047	1,039
Granite Master Issuer, Ser 2006-3, Cl A3
0.235%, 12/20/2054 (A) (B)	1,708	1,692
Granite Master Issuer, Ser 2006-3, Cl A4
0.236%, 12/20/2054 (A) (B)	1,548	1,535
Granite Master Issuer, Ser 2006-3, Cl A7
0.355%, 12/20/2054 (A) (B)	2,551	2,531
Granite Master Issuer, Ser 2006-4, Cl A6
0.336%, 12/20/2054 (A) (B)	236	234
Granite Master Issuer, Ser 2007-1, Cl 2A1
0.296%, 12/20/2054 (A) (B)	955	946
Granite Master Issuer, Ser 2007-1, Cl 3A1
0.355%, 12/20/2054 (A) (B)	278	276
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	243	242
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A4
5.560%, 11/10/2039	987	1,051
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	2,422	2,508
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A1
1.468%, 08/10/2044	2,543	2,555
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	375	377
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.705%, 07/25/2035 (A) (B)	393	351
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.671%, 01/25/2036 (A) (B)	451	418

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.722%, 05/25/2047 (A) (B)	$364	$300
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.055%, 07/15/2029 (A) (B)	4,200	4,200
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.156%, 11/05/2030 (A) (B)	557	557
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV2C
0.732%, 07/25/2034 (A) (B)	561	558
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.915%, 01/25/2035 (A) (B)	104	94
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.675%, 04/25/2035 (A) (B)	115	105
Impac CMB Trust, Ser 2005-3, Cl A1
0.635%, 08/25/2035 (A) (B)	106	94
Impac CMB Trust, Ser 2005-5, Cl A1
0.795%, 08/25/2035 (A) (B)	85	76
Impac CMB Trust, Ser 2005-8, Cl 1A
0.415%, 02/25/2036 (A) (B)	279	241
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-C3, Cl A5
4.878%, 01/15/2042	16	16
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB11, Cl A4
5.335%, 08/12/2037 (B)	697	699
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP2, Cl A4
4.738%, 07/15/2042	2,360	2,374
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP3, Cl A4A
4.936%, 08/15/2042 (B)	2,707	2,745
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (B)	1,414	1,442
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
5.866%, 04/15/2045 (B)	520	546
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (A)	347	350

198	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (A)	$591	$599
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	87	87
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	206	205
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	683	687
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A1
1.266%, 04/15/2047	2,349	2,351
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.056%, 10/15/2029 (A) (B)	3,005	3,005
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.355%, 08/15/2027 (A) (B)	1,225	1,228
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.708%, 08/25/2035 (A) (B)	205	200
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.549%, 05/25/2037 (A) (B)	238	203
LB-UBS Commercial Mortgage Trust, Ser 2005-C3, Cl A5
4.739%, 07/15/2030	190	191
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.029%, 06/15/2038 (B)	2,166	2,290
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.425%, 04/25/2035 (A) (B)	110	106
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (B)	1,510	1,559
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.801%, 06/25/2037 (A) (B)	400	335
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	323	345

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	$115	$115
Morgan Stanley Capital I Trust, Ser 2005-HQ5, Cl A4
5.168%, 01/14/2042	40	40
Morgan Stanley Capital I Trust, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	1,447	1,458
Morgan Stanley Capital I Trust, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	1,641	1,659
Morgan Stanley Capital I Trust, Ser 2005-WMC5, Cl M3
0.890%, 06/25/2035 (B)	146	145
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A1
1.085%, 03/15/2045	526	527
Morgan Stanley Re-REMIC Trust, Ser 2012-IO
1.000%, 03/27/2051 (A)	435	433
MortgageIT Trust, Ser 2005-5, Cl A1
0.415%, 12/25/2035 (A) (B)	389	357
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.555%, 02/25/2035 (A) (B)	31	31
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.415%, 04/25/2035 (A) (B)	1,187	1,188
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.454%, 11/15/2038 (A) (B)	161	151
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.451%, 12/15/2039 (A) (B)	390	366
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
3.884%, 07/27/2037 (A) (B)	306	258
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.426%, 01/20/2035 (A) (B)	48	45
Silverstone Master Issuer, Ser 2012-1A, Cl 1A
1.784%, 01/21/2055 (A) (B)	675	678
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	531	529

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	199

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	$313	$311
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	270	269
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	690	688
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/2045	608	612
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A4
5.083%, 03/15/2042 (B)	453	453
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	409	411
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.239%, 10/15/2044 (B)	506	517
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.280%, 12/15/2044 (B)	950	976
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C27, Cl A1A
5.749%, 07/15/2045 (B)	1,151	1,226
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.336%, 03/25/2036 (A) (B)	437	405
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	315	315
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	354	356
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.615%, 01/25/2035 (A) (B)	190	189
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.609%, 07/25/2036 (A) (B)	362	353

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.591%, 09/25/2036 (A) (B)	$224	$208
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/2044 (A)	540	543
WFRBS Commercial Mortgage Trust, Ser 2011-C2A2, Cl A2
3.791%, 02/15/2044 (A)	3,160	3,240
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (A)	243	244
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	864	864
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	1,002	1,006
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	1,591	1,588

		114,222

Total Mortgage-Backed Securities (Cost $152,267) ($ Thousands)		152,347

MUNICIPAL BONDS — 5.9%
Austin, Electric Utility Revenue, Ser B, RB
0.672%, 11/15/2015	4,270	4,276
Chicago, Midway International Airport, Ser C, RB
1.320%, 01/01/2016	590	591
El Paso, GO
1.049%, 08/15/2016	1,090	1,090
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	1,165	1,174
Fort Lauderdale, RB
1.403%, 01/01/2015	1,000	1,001
Hamilton County, Sewer System Revenue, Metropolitan Sewer District Project, RB
0.803%, 12/01/2015	3,375	3,387
Harris County, Toll Road Project, Ser C, RB
2.440%, 08/15/2015	1,420	1,439
Hawaii State, GO
0.731%, 08/01/2016	2,245	2,244
Illinois State, GO
4.050%, 06/01/2015	450	457
Illinois State, Ser B, GO
1.780%, 04/01/2016	1,600	1,609

200	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intermountain Power Agency, RB
0.785%, 07/01/2016	$1,655	$1,651
Louisville, Regional Airport Authority, RB
0.769%, 07/01/2016	2,245	2,249
Maine State, Municipal Bond Bank, Liquor Revenue, RB
1.068%, 06/01/2015	1,030	1,032
Nassau County, Ser A, RAN
2.000%, 03/16/2015	915	920
New Jersey State, Economic Development Authority, RB
1.059%, 03/01/2016	1,265	1,264
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	7,290	7,303
New Jersey State, Transit Authority, Ser B, RB
0.800%, 09/15/2015	1,900	1,899
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/2016	2,800	2,791
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	955	967
New York City, Ser D-2, GO
3.250%, 12/01/2014	500	500
Oregon State, School Boards Association, Ser A, GO, NATL
1.119%, 06/30/2015	500	499
Pembroke Pines, RB
0.550%, 10/01/2015	1,620	1,619
PMA, Levy and Aid Notes, Ser B
1.000%, 02/23/2015	5,250	5,257
South Carolina State, Public Service Authority, RB
Callable 12/15/2014 @ 100
1.031%, 06/01/2015 (B)	2,745	2,746
University of California, RB
Callable 01/01/2017 @ 100
0.656%, 07/01/2041 (B)	1,310	1,311
Village Center, Community Development District, SAB
1.303%, 11/01/2015 (A)	2,500	2,496
Wayne County, Airport Authority, Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/2014	1,150	1,150

Total Municipal Bonds (Cost $52,898) ($ Thousands)		52,922

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
FHLB
0.700%, 09/29/2016	$1,400	$1,399
0.340%, 01/25/2016	1,500	1,501
FHLMC
2.000%, 08/25/2016	2,500	2,567
0.800%, 11/18/2016	5,200	5,205
0.400%, 05/27/2016	1,500	1,501

Total U.S. Government Agency Obligations (Cost $12,162) ($ Thousands)		12,173

SOVEREIGN DEBT — 0.6%
Province of Ontario
1.600%, 09/21/2016	5,500	5,590

Total Sovereign Debt (Cost $5,579) ($ Thousands)		5,590

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% *†	10,328,429	10,328

Total Cash Equivalent (Cost $10,328) ($ Thousands)		10,328

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Notes
0.075%, 01/31/2016 (B)	6,000	5,999

Total U.S. Treasury Obligation (Cost $6,000) ($ Thousands)		5,999

REPURCHASE AGREEMENT — 0.2%
BNP Paribas 0.110%, dated 11/28/2014, to be repurchased on 12/01/2014, repurchase price $1,800,017 (collateralized by various FNMA/GNMA obligations, 2.000% - 6.500%, 05/01/2016 - 11/01/2044, par values ranging from $2,931 - 2,035,822; total market value $1,836,001)	1,800	1,800

Total Repurchase Agreement (Cost $1,800) ($ Thousands)		1,800

Total Investments — 102.9% (Cost $919,962) ($ Thousands)		$920,604

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	201

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Concluded)

November 30, 2014

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-Year Treasury Note	(62)	Mar-2015	$(58)
U.S. 2-Year Treasury Note	(23)	Mar-2015	(5)
U.S. 5-Year Treasury Note	7	Mar-2015	3
U.S. Long Treasury Bond	(3)	Mar-2015	(5)

			$(65)

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $895,021 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2014. The date reported on the Schedule of Investments is the final maturity date.

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Company

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

RB — Revenue Bond

Re-REMIC — Real Estate Mortgage Investment Conduit

SAB — Special Assessment Bond

Ser — Series

SPV — Special Purpose Vehicle

TBA — To Be Announced

The following is a list of the levels of the inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$368,106	$—	$368,106
Asset-Backed Securities	—	311,339	—	311,339
Mortgage-Backed Securities	—	152,347	—	152,347
Municipal Bonds	—	52,922	—	52,922
U.S. Government Agency Obligations	—	12,173	—	12,173
Sovereign Debt	—	5,590	—	5,590
Cash Equivalent	10,328	—	—	10,328
U.S. Treasury Obligation	—	5,999	—	5,999
Repurchase Agreement	—	1,800	—	1,800

Total Investments in Securities	$10,328	$910,276	$—	$920,604

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$3	$—	$—	$3
Unrealized Depreciation	(68)	—	—	(68)

Total Other Financial Instruments	$(65)	$—	$—	$(65)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

202	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

November 30, 2014

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 94.9%

Angola — 0.2%
Republic of Angola via Northern Lights III
7.000%, 08/16/2019	3,143	$3,263

Argentina — 1.7%
City of Buenos Aires Argentina
9.950%, 03/01/2017	1,240	1,283
9.950%, 03/01/2017 (A)	1,500	1,553
Republic of Argentina
7.000%, 10/03/2015	9,016	8,733
7.000%, 04/17/2017	15,578	14,424
6.000%, 03/31/2023 (B)	1,154	1,258
0.000%, 03/31/2023 (B) (C)	1,680	1,832
YPF
8.750%, 04/04/2024 (A)	678	705

		29,788

Azerbaijan — 0.8%
International Bank of Azerbaijan
5.625%, 06/11/2019	2,100	2,053
Republic of Azerbaijan
4.750%, 03/18/2024	1,000	1,008
4.750%, 03/18/2024 (A)	2,840	2,861
State Oil of the Azerbaijan Republic
5.450%, 02/09/2017	1,159	1,202
4.750%, 03/13/2023	6,281	6,149

		13,273

Bahrain — 0.1%
Kingdom of Bahrain
6.000%, 09/19/2044 (A)	1,066	1,085

Barbados — 0.1%
Columbus International
7.375%, 03/30/2021 (A)	1,974	2,122

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Belize — 0.2%
Republic of Belize
5.000%, 02/20/2038 (D)		5,425	$4,116

Bermuda — 0.2%
Government of Bermuda
4.854%, 02/06/2024		2,150	2,234
4.138%, 01/03/2023 (A)		880	878

			3,112

Bolivia — 0.4%
Government of Bolivia
5.950%, 08/22/2023		6,643	7,204
4.875%, 10/29/2022		300	309

			7,513

Bosnia and Herzegovina — 0.0%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2021 (C)	DEM	1,291	695

Brazil — 9.0%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019		100	110
6.500%, 06/10/2019 (A)		720	790
5.750%, 09/26/2023		330	350
5.500%, 07/12/2020		200	212
5.500%, 07/12/2020 (A)		400	424
4.000%, 04/14/2019 (A)		850	856
Brazil Letras do Tesouro Nacional
12.372%, 01/01/2016	BRL	29,860	10,201
12.009%, 01/01/2018	BRL	87,240	23,893
11.589%, 01/01/2017	BRL	56,379	17,211
11.446%, 07/01/2018	BRL	26,243	6,790
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		3,182	3,277
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		215	217
Brazil Notas do Tesouro Nacional Serie B
14.253%, 08/15/2020	BRL	5,660	5,564
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	BRL	33,200	12,399
10.000%, 01/01/2018	BRL	19,156	7,086
10.000%, 01/01/2021	BRL	26,438	9,496
10.000%, 01/01/2023	BRL	18,865	6,690
10.000%, 01/01/2025	BRL	20,219	7,071

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	203

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

BRF
4.750%, 05/22/2024 (A)		2,067	$2,036
Caixa Economica Federal
4.250%, 05/13/2019		300	298
CIMPOR Financial Operations
5.750%, 07/17/2024 (A)		821	767
Cosan Luxembourg
5.000%, 03/14/2023 (A)		759	711
ESAL GmbH
6.250%, 02/05/2023 (A)		767	770
Federal Republic of Brazil
10.125%, 05/15/2027		1,309	2,068
8.875%, 04/15/2024		445	612
8.250%, 01/20/2034		5,587	7,766
7.125%, 01/20/2037		8,976	11,489
5.625%, 01/07/2041		800	872
4.875%, 01/22/2021		440	474
2.625%, 01/05/2023 (E)		4,920	4,544
JBS Finance II
8.250%, 01/29/2018		180	188
8.250%, 01/29/2018 (A)		550	573
Marfrig Holding Europe
8.375%, 05/09/2018		3,200	3,328
6.875%, 06/24/2019 (A)		425	419
Marfrig Overseas
9.500%, 05/04/2020 (A)		1,850	1,970
Minerva Luxembourg
12.250%, 02/10/2022		800	921
12.250%, 02/10/2022 (A)		500	575
7.750%, 01/31/2023		1,200	1,239
Rio Oil Finance Trust
6.250%, 07/06/2024 (A)		1,513	1,536

			155,793

Canada — 0.1%
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/2024		1,345	1,400

Chile — 1.7%
Banco del Estado de Chile
4.125%, 10/07/2020		160	169
4.125%, 10/07/2020 (A)		300	317
3.875%, 02/08/2022 (A)		250	254
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	166
6.000%, 01/01/2022	CLP	100,000	186
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		662	660
Empresa Nacional del Petroleo
6.250%, 07/08/2019		200	220
6.250%, 07/08/2019 (A)		30	33
5.250%, 08/10/2020		120	128
5.250%, 08/10/2020 (A)		280	298
4.375%, 10/30/2024 (A)		716	711

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

GeoPark Latin America Agencia en Chile
7.500%, 02/11/2020 (A)		200	$201
Nacional del Cobre de Chile
6.150%, 10/24/2036		958	1,146
6.150%, 10/24/2036 (A)		569	681
5.625%, 09/21/2035		1,760	1,996
5.625%, 10/18/2043		380	425
4.875%, 11/04/2044 (A)		1,120	1,128
4.500%, 08/13/2023		1,281	1,373
4.500%, 08/13/2023 (A)		4,581	4,911
3.875%, 11/03/2021		1,234	1,277
3.000%, 07/17/2022 (A)		1,947	1,889
Republic of Chile
5.500%, 08/05/2020	CLP	413,000	714
3.875%, 08/05/2020		4,106	4,429
2.250%, 10/30/2022		5,817	5,606
VTR Finance
6.875%, 01/15/2024 (A)		710	747

			29,665

China — 1.1%
Amber Circle Funding
3.250%, 12/04/2022		1,020	999
Bank of China MTN
5.000%, 11/13/2024 (A)		485	494
CITIC
7.875%, 04/15/2049 (C)		224	236
6.800%, 01/17/2023		2,500	2,925
CNOOC Curtis Funding No. 1
4.500%, 10/03/2023		1,400	1,486
Country Garden Holdings
11.125%, 02/23/2018		293	313
7.250%, 04/04/2021		500	494
Kaisa Group Holdings
8.875%, 03/19/2018 (A)		301	305
Sinochem Offshore Capital MTN
3.250%, 04/29/2019 (A)		1,012	1,032
Sinochem Overseas Capital
4.500%, 11/12/2020		5,387	5,773
Sinopec Capital 2013
3.125%, 04/24/2023 (A)		1,369	1,323
Sinopec Group Overseas Development 2012
4.875%, 05/17/2042 (A)		320	346
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (A)		1,590	1,685
State Grid Overseas Investment 2014
4.125%, 05/07/2024 (A)		1,457	1,540

			18,951

204	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Colombia — 5.6%
Bogota Distrito Capital
9.750%, 07/26/2028	COP	794,000	$437
9.750%, 07/26/2028 (A)	COP	10,018,000	5,511
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/24/2020	COP	8,365,000	4,723
Colombian TES
11.250%, 10/24/2018	COP	88,000	48
10.000%, 07/24/2024	COP	8,999,100	5,042
7.500%, 08/26/2026	COP	4,734,500	2,239
7.000%, 02/25/2015	COP	620,000	620
7.000%, 09/11/2019	COP	14,059,400	6,769
7.000%, 05/04/2022	COP	17,822,500	8,345
Ecopetrol
5.875%, 05/28/2045		1,263	1,250
Emgesa ESP
8.750%, 01/25/2021	COP	1,640,000	799
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	5,324,000	2,581
7.625%, 09/10/2024 (A)	COP	5,100,000	2,337
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024	COP	1,095,000	507
7.875%, 08/12/2024 (A)	COP	2,046,000	948
Pacific Rubiales Energy
7.250%, 12/12/2021		2,648	2,774
5.125%, 03/28/2023 (A)		401	370
Republic of Colombia
12.000%, 10/22/2015	COP	3,061,000	1,464
11.750%, 02/25/2020		2,543	3,633
9.850%, 06/28/2027	COP	7,210,000	4,261
8.125%, 05/21/2024		1,105	1,478
7.750%, 04/14/2021	COP	3,074,000	1,560
7.375%, 01/27/2017		4,610	5,186
7.375%, 03/18/2019		1,222	1,463
7.375%, 09/18/2037		8,446	11,402
6.125%, 01/18/2041		1,810	2,172
6.000%, 04/28/2028	COP	14,260,400	5,866
5.625%, 02/26/2044		590	670
5.000%, 11/21/2018	COP	7,687,900	3,452
4.375%, 07/12/2021		4,507	4,807
4.375%, 03/21/2023	COP	6,225,000	2,565
4.000%, 02/26/2024		466	480
2.625%, 03/15/2023		599	563

			96,322

Costa Rica — 0.4%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)		290	293

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	$424
6.375%, 05/15/2043		290	249
Republic of Costa Rica
7.000%, 04/04/2044 (A)		490	501
4.375%, 04/30/2025		376	347
4.375%, 04/30/2025 (A)		971	897
4.250%, 01/26/2023		3,812	3,602

			6,313

Croatia — 0.7%
Republic of Croatia
6.750%, 11/05/2019		855	954
6.625%, 07/14/2020		1,307	1,456
6.375%, 03/24/2021 (A)		3,724	4,110
6.250%, 04/27/2017		200	214
6.250%, 04/27/2017 (A)		590	633
6.000%, 01/26/2024		1,000	1,085
6.000%, 01/26/2024 (A)		450	488
5.875%, 07/09/2018	EUR	170	237
5.500%, 04/04/2023		3,000	3,153

			12,330

Dominican Republic — 1.2%
Republic of Dominican Republic
15.950%, 06/04/2021	DOP	4,500	125
11.500%, 05/10/2024	DOP	67,000	1,527
11.000%, 01/05/2018	DOP	7,560	171
11.000%, 07/30/2021 (A)	DOP	67,030	1,476
9.040%, 01/23/2018		1,757	1,902
8.625%, 04/20/2027		1,748	2,128
7.500%, 05/06/2021		4,719	5,314
7.500%, 05/06/2021 (A)		520	585
7.450%, 04/30/2044		1,302	1,465
7.450%, 04/30/2044 (A)		2,143	2,411
6.600%, 01/28/2024 (A)		671	735
5.875%, 04/18/2024		380	397
5.875%, 04/18/2024 (A)		3,276	3,423

			21,659

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/2015		1,905	1,962

Egypt — 0.1%
Arab Republic of Egypt
6.875%, 04/30/2040		1,921	2,041
5.750%, 04/29/2020		390	420
5.750%, 04/29/2020 (A)		270	291

			2,752

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	205

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

El Salvador — 0.5%
Republic of El Salvador
8.250%, 04/10/2032		855	$1,005
7.750%, 01/24/2023		1,641	1,865
7.375%, 12/01/2019		440	488
6.375%, 01/18/2027 (A)		1,835	1,885
5.875%, 01/30/2025		2,195	2,209
5.875%, 01/30/2025 (A)		828	833
Telemovil Finance
8.000%, 10/01/2017		416	432

			8,717

Gabon — 0.0%
Republic of Gabon
8.200%, 12/12/2017		620	690
6.375%, 12/12/2024		321	331

			1,021

Ghana — 0.4%
Republic of Ghana
8.500%, 10/04/2017		327	344
8.500%, 10/04/2017 (A)		300	316
8.125%, 01/18/2026		2,993	2,963
8.125%, 01/18/2026 (A)		1,944	1,925
7.875%, 08/07/2023		1,200	1,179
7.875%, 08/07/2023 (A)		650	639

			7,366

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (A)		1,370	1,459
Republic of Guatemala
4.875%, 02/13/2028		672	680

			2,139

Honduras — 0.2%
Republic of Honduras
8.750%, 12/16/2020		2,018	2,290
7.500%, 03/15/2024		1,003	1,067

			3,357

Hong Kong — 0.0%
MCE Finance
5.000%, 02/15/2021		244	235

Hungary — 4.2%
Magyar Export-Import Bank Zrt
4.000%, 01/30/2020 (A)		1,144	1,145
Republic of Hungary
8.000%, 02/12/2015	HUF	315,000	1,296
7.750%, 08/24/2015	HUF	43,220	183

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

7.625%, 03/29/2041		8,220	$11,056
7.500%, 11/12/2020	HUF	838,440	4,231
7.000%, 06/24/2022	HUF	857,850	4,336
6.750%, 02/24/2017	HUF	189,720	848
6.750%, 11/24/2017	HUF	405,520	1,857
6.750%, 10/22/2028	HUF	1,176,390	6,249
6.500%, 06/24/2019	HUF	1,563,140	7,367
6.375%, 03/29/2021		1,454	1,675
6.250%, 01/29/2020		910	1,029
6.000%, 11/24/2023	HUF	381,170	1,853
5.750%, 11/22/2023		5,306	5,927
5.500%, 12/22/2016	HUF	1,346,530	5,869
5.500%, 12/20/2018	HUF	645,300	2,905
5.500%, 06/24/2025	HUF	214,650	1,021
5.375%, 02/21/2023		1,584	1,723
5.375%, 03/25/2024		618	676
5.000%, 03/30/2016	GBP	253	412
4.125%, 02/19/2018		4,298	4,470
4.000%, 04/25/2018	HUF	684,110	2,914
4.000%, 03/25/2019		2,302	2,376
3.500%, 06/24/2020	HUF	149,110	620

			72,038

India — 0.2%
ABJA Investment
5.950%, 07/31/2024		750	757
Bharti Airtel International Netherlands
5.350%, 05/20/2024 (A)		1,110	1,210
Export-Import Bank of India MTN
4.000%, 08/07/2017		265	277
Vedanta Resources
8.250%, 06/07/2021 (A)		200	202
7.125%, 05/31/2023 (A)		200	192
6.750%, 06/07/2016		175	181
6.000%, 01/31/2019 (A)		387	372

			3,191

Indonesia — 8.2%
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	6,000,000	471
7.000%, 05/15/2027	IDR	2,500,000	188
6.625%, 05/15/2033	IDR	6,800,000	475
Genel Energy Finance
7.500%, 05/14/2019		2,200	2,112
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	116,900,000	9,172
6.625%, 05/15/2033	IDR	3,500,000	244
Listrindo Capital
6.950%, 02/21/2019 (A)		300	319

206	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Majapahit Holding
8.000%, 08/07/2019		200	$236
8.000%, 08/07/2019 (A)		350	413
7.875%, 06/29/2037 (A)		215	262
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,858	1,914
4.875%, 10/01/2024 (A)		200	206
Pertamina Persero MTN
6.500%, 05/27/2041 (A)		820	881
6.450%, 05/30/2044 (A)		1,712	1,849
6.000%, 05/03/2042		394	401
6.000%, 05/03/2042 (A)		1,450	1,475
5.625%, 05/20/2043		5,457	5,280
4.875%, 05/03/2022 (A)		550	567
Republic of Indonesia MTN
12.800%, 06/15/2021	IDR	2,349,000	242
11.625%, 03/04/2019		1,946	2,617
11.625%, 03/04/2019 (A)		2,500	3,362
11.000%, 09/15/2025	IDR	2,000,000	200
9.000%, 03/15/2029	IDR	133,892,000	11,915
8.500%, 10/12/2035		4,038	5,704
8.375%, 03/15/2024	IDR	274,271,000	23,451
8.375%, 09/15/2026	IDR	700,000	59
8.375%, 03/15/2034	IDR	145,556,000	12,255
8.250%, 06/15/2032	IDR	23,164,000	1,908
7.875%, 04/15/2019	IDR	54,520,000	4,508
7.750%, 01/17/2038		9,084	12,150
7.000%, 05/15/2022	IDR	68,500,000	5,374
6.875%, 01/17/2018		4,564	5,169
6.750%, 01/15/2044 (A)		1,750	2,192
6.625%, 05/15/2033	IDR	34,970,000	2,442
6.625%, 02/17/2037		1,702	2,026
6.125%, 05/15/2028	IDR	18,170,000	1,263
5.625%, 05/15/2023	IDR	71,594,000	5,113
5.250%, 01/17/2042		867	893
4.875%, 05/05/2021		5,011	5,387
4.875%, 05/05/2021 (A)		200	215
3.750%, 04/25/2022		476	479
3.375%, 04/15/2023 (A)		5,737	5,572
2.875%, 07/08/2021 (A)	EUR	740	950
Tullow Oil
6.000%, 11/01/2020 (A)		375	330

			142,241

Iraq — 0.6%
Republic of Iraq
5.800%, 01/15/2028		11,740	10,361

Israel — 0.1%
Altice Financing
8.000%, 12/15/2019	EUR	140	187
7.875%, 12/15/2019		600	635

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Altice Finco
9.875%, 12/15/2020		800	$885

			1,707

Italy — 0.0%
Wind Acquisition Finance (A)
4.750%, 07/15/2020		68	65
4.000%, 07/15/2020	EUR	373	465

			530

Ivory Coast — 0.9%
Government of Ivory Coast
7.774%, 12/31/2032 (D)		13,355	12,957
5.375%, 07/23/2024 (A)		3,200	3,105

			16,062

Jamaica — 0.4%
Digicel Group Ltd.
8.250%, 09/30/2020		1,750	1,794
Government of Jamaica
7.625%, 07/09/2025		4,695	5,023

			6,817

Kazakhstan — 2.1%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	807
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021		100	106
7.250%, 01/28/2021 (A)		700	739
KazAgro National Management Holding
4.625%, 05/24/2023		4,650	4,301
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		500	540
6.375%, 10/06/2020 (A)		660	713
Kazatomprom
6.250%, 05/20/2015		250	252
6.250%, 05/20/2015 (A)		350	353
KazMunaiGaz Finance Sub MTN
11.750%, 01/23/2015		1,859	1,883
9.125%, 07/02/2018		748	872
9.125%, 07/02/2018 (A)		986	1,149
7.000%, 05/05/2020		3,902	4,341
6.375%, 04/09/2021		2,950	3,204
6.375%, 04/09/2021 (A)		4,114	4,469
KazMunayGas National
5.750%, 04/30/2043		5,256	4,914
5.750%, 04/30/2043 (A)		879	821
4.875%, 05/07/2025 (A)		1,297	1,271
4.400%, 04/30/2023 (A)		1,158	1,115

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	207

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Republic of Kazakhstan (A)
4.875%, 10/14/2044		423	$400
3.875%, 10/14/2024		3,002	2,927
Samruk-Energy MTN
3.750%, 12/20/2017		700	698
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019 (A)		470	458

			36,333

Kenya — 0.6%
Kenya Infrastructure Bond
11.000%, 09/15/2025	KES	295,000	3,266
Republic of Kenya
6.875%, 06/24/2024 (A)		7,483	7,999

			11,265

Latvia — 0.0%
Republic of Latvia
2.750%, 01/12/2020		860	857

Lithuania — 0.2%
Republic of Lithuania
7.375%, 02/11/2020		343	417
6.625%, 02/01/2022		200	244
6.625%, 02/01/2022 (A)		300	365
6.125%, 03/09/2021 (A)		1,716	2,012

			3,038

Malaysia — 5.4%
Government of Malaysia
5.248%, 09/15/2028 (A)	MYR	1,050	344
4.935%, 09/30/2043	MYR	2,900	903
4.444%, 05/22/2024	MYR	14,600	4,426
4.392%, 04/15/2026	MYR	12,223	3,738
4.378%, 11/29/2019	MYR	4,860	1,479
4.262%, 09/15/2016	MYR	13,050	3,908
4.181%, 07/15/2024	MYR	48,243	14,617
4.160%, 07/15/2021	MYR	6,134	1,855
4.048%, 09/30/2021	MYR	3,640	1,093
4.012%, 09/15/2017	MYR	11,690	3,489
3.892%, 03/15/2027	MYR	2,325	676
3.889%, 07/31/2020	MYR	10,415	3,097
3.844%, 04/15/2033	MYR	1,960	550
3.835%, 08/12/2015	MYR	14,949	4,432
3.741%, 02/27/2015	MYR	2,420	716
3.654%, 10/31/2019	MYR	21,970	6,464
3.580%, 09/28/2018	MYR	8,125	2,393
3.502%, 05/31/2027	MYR	1,050	291
3.492%, 03/31/2020	MYR	29,590	8,659
3.480%, 03/15/2023	MYR	19,004	5,473
3.418%, 08/15/2022	MYR	10,253	2,950
3.394%, 03/15/2017	MYR	3,200	942

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

3.314%, 10/31/2017	MYR	24,970	$7,310
3.260%, 03/01/2018	MYR	20,690	6,029
3.197%, 10/15/2015	MYR	11,265	3,321
3.172%, 07/15/2016	MYR	14,590	4,289

			93,444

Mexico — 6.8%
America Movil
6.000%, 06/09/2019	MXN	14,350	1,047
BBVA Bancomer (A)
6.750%, 09/30/2022		500	561
4.375%, 04/10/2024		2,319	2,365
Cemex
6.500%, 12/10/2019		550	575
Cemex Espana
9.875%, 04/30/2019		1,150	1,276
Cemex Finance
9.375%, 10/12/2022 (A)		443	505
Comision Federal de Electricidad
5.750%, 02/14/2042 (A)		570	613
4.875%, 05/26/2021		200	215
4.875%, 05/26/2021 (A)		300	322
4.875%, 01/15/2024 (A)		708	752
El Puerto De Liverpool
3.950%, 10/02/2024		432	426
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (A)		433	454
Mexican Bonos
10.000%, 12/05/2024	MXN	72,391	6,860
10.000%, 11/20/2036	MXN	8,930	890
9.500%, 12/18/2014	MXN	39,459	2,846
8.500%, 12/13/2018	MXN	14,390	1,183
8.500%, 05/31/2029	MXN	32,267	2,807
8.500%, 11/18/2038	MXN	43,933	3,835
8.000%, 12/17/2015	MXN	42,880	3,234
7.750%, 12/14/2017	MXN	45,440	3,596
7.750%, 05/29/2031	MXN	134,053	10,906
7.750%, 11/23/2034	MXN	14,250	1,162
7.500%, 06/03/2027	MXN	33,072	2,661
6.500%, 06/10/2021	MXN	110,164	8,399
6.500%, 06/09/2022	MXN	18,058	1,372
6.250%, 06/16/2016	MXN	24,954	1,869
6.000%, 06/18/2015	MXN	6,390	467
5.000%, 06/15/2017	MXN	47,433	3,500
Mexican Bonos, Ser M10
7.250%, 12/15/2016	MXN	50,991	3,925
Mexican Bonos, Ser M20
8.000%, 12/07/2023	MXN	95,339	7,922
Mexican Udibonos
4.500%, 12/04/2025	MXN	1,050	470
4.500%, 11/22/2035	MXN	6,862	3,053
2.500%, 12/10/2020	MXN	7,527	2,918
2.000%, 06/09/2022	MXN	1,752	649

208	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Offshore Drilling Holding
8.625%, 09/20/2020		2,200	$2,216
Petroleos Mexicanos
7.190%, 09/12/2024	MXN	54,890	4,003
6.625%, 06/15/2035		5,216	6,103
6.500%, 06/02/2041		600	694
6.375%, 01/23/2045 (A)		1,016	1,171
5.750%, 03/01/2018		670	737
4.250%, 01/15/2025 (A)		2,841	2,874
3.500%, 01/30/2023 (A)		210	204
Sixsigma Networks Mexico
8.250%, 11/07/2021 (A)		591	612
Trust F‡
5.250%, 12/15/2024 (A)		1,380	1,449
United Mexican States MTN
5.750%, 10/12/2110		478	510
5.550%, 01/21/2045		4,108	4,745
4.750%, 03/08/2044		1,832	1,890
4.000%, 10/02/2023		5,252	5,521
United Mexican States MTN, Ser A
6.750%, 09/27/2034		704	910

			117,274

Mongolia — 0.4%
Development Bank of Mongolia LLC MTN
5.750%, 03/21/2017		1,138	1,116
Government of Mongolia MTN
5.125%, 12/05/2022		3,412	3,045
4.125%, 01/05/2018		3,048	2,865

			7,026

Montenegro — 0.1%
Republic of Montenegro
7.875%, 09/14/2015	EUR	140	181
5.375%, 05/20/2019	EUR	481	633

			814

Morocco — 0.4%
Kingdom of Morocco
5.500%, 12/11/2042		1,500	1,562
4.250%, 12/11/2022		1,410	1,445
4.250%, 12/11/2022 (A)		1,458	1,495
OCP
5.625%, 04/25/2024 (A)		2,023	2,142

			6,644

Mozambique — 0.1%
Republic of Mozambique
6.305%, 09/11/2020		1,066	1,062

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Nigeria — 0.6%
Nigeria Treasury Bills
11.706%, 02/05/2015	NGN	38,800	$212
11.620%, 05/07/2015	NGN	15,500	82
11.575%, 04/23/2015	NGN	28,300	150
11.336%, 03/05/2015	NGN	25,777	140
Republic of Nigeria
16.390%, 01/27/2022	NGN	141,837	895
16.000%, 06/29/2019	NGN	131,200	792
15.100%, 04/27/2017	NGN	29,439	168
14.200%, 03/14/2024	NGN	722,276	4,207
6.750%, 01/28/2021		2,404	2,560
6.750%, 01/28/2021 (A)		550	586
6.375%, 07/12/2023 (A)		617	646

			10,438

Pakistan — 0.4%
Republic of Pakistan
8.250%, 04/15/2024		4,200	4,421
7.250%, 04/15/2019 (A)		610	631
7.125%, 03/31/2016		550	564
6.875%, 06/01/2017		640	657

			6,273

Panama — 0.8%
Panama Notas del Tesoro
4.875%, 02/05/2021		840	890
Republic of Panama
9.375%, 01/16/2023		595	815
9.375%, 04/01/2029		2,838	4,261
8.875%, 09/30/2027		325	470
8.125%, 04/28/2034		2,249	3,092
7.125%, 01/29/2026		100	127
6.700%, 01/26/2036		1,693	2,146
5.200%, 01/30/2020		925	1,021
4.300%, 04/29/2053		140	127
4.000%, 09/22/2024		472	481

			13,430

Paraguay — 0.5%
Republic of Paraguay
6.100%, 08/11/2044		600	639
6.100%, 08/11/2044 (A)		2,805	2,987
4.625%, 01/25/2023		2,616	2,675
4.625%, 01/25/2023 (A)		1,149	1,175
Telefonica Celular del Paraguay
6.750%, 12/13/2022		1,100	1,168

			8,644

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	209

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Peru — 1.7%
Abengoa Transmission Sur
6.875%, 04/30/2043 (A)		327	$361
BBVA Banco Continental
5.250%, 09/22/2029 (A) (C)		794	810
Cementos Pacasmayo
4.500%, 02/08/2023 (A)		225	210
Inkia Energy
8.375%, 04/04/2021 (A)		33	35
Peru Enhanced Pass-Through Finance
4.632%, 06/02/2025 (A)		1,000	715
2.365%, 05/31/2018		215	204
2.286%, 05/31/2018 (A)		243	230
Republic of Peru
9.910%, 05/05/2015	PEI	2,015	709
8.750%, 11/21/2033		3,856	6,015
8.200%, 08/12/2026	PEI	5,055	2,115
7.350%, 07/21/2025		4,178	5,557
7.125%, 03/30/2019		2,706	3,261
6.950%, 08/12/2031	PEI	915	337
6.900%, 08/12/2037	PEI	5,527	2,002
6.850%, 02/12/2042	PEI	882	315
6.550%, 03/14/2037		516	664
5.700%, 08/12/2024 (A)	PEI	14,227	4,934
5.625%, 11/18/2050		1,226	1,435

			29,909

Philippines — 0.2%
Development Bank of Philippines
5.500%, 03/25/2021		370	403
National Power
9.625%, 05/15/2028		1,100	1,668
Republic of Philippines
3.900%, 11/26/2022	PHP	52,000	1,138

			3,209

Poland — 3.0%
Eileme 2
11.625%, 01/31/2020		350	398
Republic of Poland
5.750%, 09/23/2022	PLN	22,044	8,230
5.750%, 04/25/2029	PLN	15,165	6,228
5.250%, 10/25/2017	PLN	1,350	441
5.000%, 04/25/2016	PLN	4,130	1,285
4.750%, 04/25/2017	PLN	4,110	1,310
4.000%, 10/25/2023	PLN	19,174	6,512
4.000%, 01/22/2024		1,742	1,847
3.250%, 07/25/2025	PLN	31,919	10,277
3.000%, 08/24/2016	PLN	12,040	3,723
2.750%, 08/25/2023	PLN	21,676	7,329
2.691%, 07/25/2016	PLN	1,980	574

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

2.500%, 07/25/2018	PLN	7,380	$2,246
1.648%, 01/25/2016	PLN	6,430	1,878

			52,278

Qatar — 0.1%
Ooredoo International Finance
7.875%, 06/10/2019		873	1,073

Romania — 2.0%
Government of Romania
6.750%, 02/07/2022		3,216	3,868
6.750%, 02/07/2022 (A)		390	469
6.125%, 01/22/2044 (A)		1,568	1,882
5.950%, 06/11/2021	RON	18,380	5,967
5.850%, 04/26/2023	RON	16,610	5,428
5.800%, 07/26/2027	RON	3,450	1,120
5.750%, 04/29/2020	RON	1,030	331
4.875%, 01/22/2024 (A)		3,227	3,513
4.750%, 08/29/2016	RON	10,860	3,198
4.750%, 06/24/2019	RON	2,430	742
4.750%, 02/24/2025	RON	17,480	5,322
4.375%, 08/22/2023		2,350	2,470

			34,310

Russia — 5.7%
Alfa Bank via Alfa Bond Issuance
7.750%, 04/28/2021		900	864
7.500%, 09/26/2019		750	697
Credit Bank of Moscow via CBOM Finance
7.700%, 02/01/2018		1,500	1,393
Gazprom Neft OAO Via GPN Capital
6.000%, 11/27/2023 (A)		590	536
Gazprom OAO Via Gaz Capital
4.300%, 11/12/2015 (A)		676	678
Ritekro
13.560%, 11/07/2022 (F) (G)		538	269
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	285,634	4,931
7.600%, 04/14/2021	RUB	429,445	7,552
7.600%, 07/20/2022	RUB	340,699	5,888
7.500%, 03/15/2018	RUB	23,560	436
7.500%, 02/27/2019	RUB	193,714	3,510
7.400%, 04/19/2017	RUB	138,500	2,615
7.400%, 06/14/2017	RUB	11,300	213
7.350%, 01/20/2016	RUB	100,000	1,961
7.050%, 01/19/2028	RUB	513,553	7,936
7.000%, 12/03/2014 (D)	RUB	24,270	406
7.000%, 01/25/2023	RUB	291,673	4,820
7.000%, 08/16/2023	RUB	258,970	4,251

210	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

6.900%, 08/03/2016	RUB	59,436	$1,137
6.800%, 12/11/2019	RUB	46,120	803
6.700%, 05/15/2019	RUB	48,757	851
6.400%, 05/27/2020	RUB	33,720	568
6.200%, 01/31/2018	RUB	209,810	3,749
Russian Foreign Bond -Eurobond
12.750%, 06/24/2028		924	1,455
7.850%, 03/10/2018	RUB	130,000	2,419
7.850%, 03/10/2018 (A)	RUB	10,000	186
7.500%, 03/31/2030		21,156	23,165
7.500%, 03/31/2030 (D)		2,160	2,366
5.625%, 04/04/2042		400	378
4.875%, 09/16/2023		1,400	1,334
4.875%, 09/16/2023 (A)		2,000	1,906
3.250%, 04/04/2017		1,400	1,390
Sistema via Sistema International Funding
6.950%, 05/17/2019		1,790	1,282
TMK
6.750%, 04/03/2020		2,230	1,806
VEB-Leasing via VEB Leasing Investment
5.125%, 05/27/2016		340	337
VimpelCom Holdings
7.504%, 03/01/2022		1,300	1,198
5.950%, 02/13/2023 (A)		202	169
5.200%, 02/13/2019 (A)		300	271
VIP Finance Ireland for Vimpel Communications (A)
9.125%, 04/30/2018		100	102
7.748%, 02/02/2021		68	65
Vnesheconombank via VEB Finance
6.902%, 07/09/2020		1,635	1,592
6.800%, 11/22/2025		240	221
6.800%, 11/22/2025 (A)		600	554
5.450%, 11/22/2017		110	108
5.450%, 11/22/2017 (A)		340	332

			98,700

Senegal — 0.2%
Republic of Senegal
8.750%, 05/13/2021		650	743
8.750%, 05/13/2021 (A)		200	228
6.250%, 07/30/2024		1,800	1,795
6.250%, 07/30/2024 (A)		530	529

			3,295

Serbia — 0.4%
Republic of Serbia
7.250%, 09/28/2021		2,808	3,218
7.250%, 09/28/2021 (A)		300	344
5.875%, 12/03/2018		655	694

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

5.875%, 12/03/2018 (A)		1,623	$1,718
4.875%, 02/25/2020		200	205

			6,179

Singapore — 0.5%
Government of Singapore
3.375%, 09/01/2033	SGD	1,850	1,558
3.000%, 09/01/2024	SGD	8,807	7,237

			8,795

Slovak Republic — 0.1%
Republic of Slovakia
4.375%, 05/21/2022		763	831

Slovenia — 0.6%
Republic of Slovenia
5.850%, 05/10/2023		2,274	2,586
5.250%, 02/18/2024		3,800	4,180
5.250%, 02/18/2024 (A)		2,039	2,243
4.125%, 02/18/2019		1,100	1,161

			10,170

South Africa — 4.7%
Eskom Holdings
6.750%, 08/06/2023		1,400	1,513
Republic of South Africa
8.750%, 01/31/2044	ZAR	25,780	2,397
8.750%, 02/28/2048	ZAR	99,148	9,218
8.500%, 06/23/2017		2,100	2,416
8.500%, 01/31/2037	ZAR	3,104	284
8.250%, 09/15/2017	ZAR	27,059	2,563
8.250%, 03/31/2032	ZAR	69,559	6,313
8.000%, 12/21/2018	ZAR	68,942	6,523
8.000%, 01/31/2030	ZAR	82,377	7,441
7.750%, 02/28/2023	ZAR	35,200	3,264
7.250%, 01/15/2020	ZAR	159,598	14,645
7.000%, 02/28/2031	ZAR	35,960	2,939
6.875%, 05/27/2019		940	1,083
6.500%, 02/28/2041	ZAR	31,782	2,304
6.250%, 03/31/2036	ZAR	41,300	2,983
5.875%, 09/16/2025		7,447	8,508
5.500%, 03/09/2020		2,158	2,375
4.665%, 01/17/2024		783	824
Transnet SOC (A)
9.500%, 05/13/2021	ZAR	16,660	1,543
4.000%, 07/26/2022		305	293
ZAR Sovereign Capital Fund Propriety
3.903%, 06/24/2020 (A)		1,305	1,323

			80,752

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	211

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Sri Lanka — 0.1%
Bank of Ceylon
6.875%, 05/03/2017 (A)		360	$382
Democratic Socialist Republic of Sri Lanka (A)
6.250%, 07/27/2021		270	288
5.125%, 04/11/2019		830	853

			1,523

Supranational — 0.2%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	1,058
Inter-American Development Bank MTN
7.350%, 09/12/2018	IDR	24,590,000	2,039
5.522%, 08/20/2015	IDR	10,910,000	851

			3,948

Thailand — 3.1%
Government of Thailand
5.670%, 03/13/2028	THB	3,000	115
3.875%, 06/13/2019	THB	478,640	15,533
3.650%, 12/17/2021	THB	364,410	11,788
3.625%, 05/22/2015	THB	10,460	321
3.625%, 06/16/2023	THB	488,130	15,781
3.580%, 12/17/2027	THB	77,750	2,462
3.250%, 06/16/2017	THB	89,540	2,801
1.250%, 03/12/2028	THB	29,244	808
1.200%, 07/14/2021	THB	79,807	2,337
PTT Exploration & Production
4.875%, 06/18/2019 (A) (C)		1,534	1,563

			53,509

Trinidad & Tobago — 0.1%
Republic of Trinidad & Tobago
4.375%, 01/16/2024 (A)		1,510	1,638

Turkey — 8.8%
Export Credit Bank of Turkey (A)
5.875%, 04/24/2019		200	216
5.000%, 09/23/2021		674	697
Finansbank
6.250%, 04/30/2019 (A)		1,612	1,717
Republic of Turkey
11.875%, 01/15/2030		1,050	1,871
10.700%, 02/24/2016	TRY	1,710	800
10.500%, 01/15/2020	TRY	11,053	5,614
10.400%, 03/27/2019	TRY	10,530	5,243
10.400%, 03/20/2024	TRY	13,934	7,378
9.500%, 01/12/2022	TRY	12,547	6,211
9.000%, 01/27/2016	TRY	11,400	5,227

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

9.000%, 03/08/2017	TRY	17,553	$8,162
9.000%, 07/24/2024	TRY	9,600	4,720
8.800%, 11/14/2018	TRY	7,036	3,312
8.800%, 09/27/2023	TRY	15,522	7,491
8.500%, 07/10/2019	TRY	23,890	11,174
8.500%, 09/14/2022	TRY	19,708	9,280
8.300%, 10/07/2015	TRY	5,020	2,280
8.300%, 06/20/2018	TRY	18,535	8,569
8.200%, 07/13/2016	TRY	10,113	4,611
8.000%, 02/14/2034		900	1,250
7.500%, 07/14/2017		4,588	5,179
7.500%, 11/07/2019		1,679	1,999
7.375%, 02/05/2025		8,725	10,994
7.250%, 03/05/2038		270	354
7.100%, 03/08/2023	TRY	20,728	8,976
7.000%, 09/26/2016		420	459
7.000%, 06/05/2020		5,150	6,066
6.875%, 03/17/2036		2,985	3,742
6.750%, 04/03/2018		3,183	3,583
6.750%, 05/30/2040		514	642
6.625%, 02/17/2045		972	1,209
6.300%, 02/14/2018	TRY	4,810	2,098
6.000%, 01/14/2041		2,927	3,361
5.750%, 03/22/2024 (E)		1,584	1,780
5.625%, 03/30/2021		769	854
5.125%, 03/25/2022		1,520	1,641
3.250%, 03/23/2023		440	418
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		1,710	1,718
Turkiye Is Bankasi
5.000%, 04/30/2020 (A)		647	666

			151,562

Ukraine — 1.0%
Financing of Infrastrucural Projects State Enterprise
9.000%, 12/07/2017		1,462	1,111
Government of Ukraine
9.250%, 07/24/2017		7,487	5,915
9.250%, 07/24/2017 (A)		2,061	1,628
7.950%, 02/23/2021		530	409
7.950%, 02/23/2021 (A)		350	270
7.800%, 11/28/2022 (A)		1,521	1,130
6.875%, 09/23/2015		1,730	1,454
6.875%, 09/23/2015 (A)		484	407
6.580%, 11/21/2016		4,546	3,535
6.250%, 06/17/2016		458	362
State Export-Import Bank of Ukraine via Biz Finance
8.750%, 01/22/2018		970	694
Ukraine Railways via Shortline
9.500%, 05/21/2018		250	155

			17,070

212	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

United Arab Emirates — 0.0%
MAF Global Securities
7.125%, 10/29/2049 (C) (D)		200	$217

Uruguay — 0.7%
Republic of Uruguay PIK
7.875%, 01/15/2033		2,132	2,937
Republic of Uruguay
7.625%, 03/21/2036		1,536	2,105
5.100%, 06/18/2050		4,667	4,678
4.500%, 08/14/2024		1,482	1,571

			11,291

Venezuela — 3.3%
Petroleos de Venezuela
9.750%, 05/17/2035		1,836	982
9.000%, 11/17/2021		5,044	2,708
8.500%, 11/02/2017		17,695	12,387
6.000%, 05/16/2024		14,814	6,741
6.000%, 11/15/2026		691	290
5.500%, 04/12/2037		300	129
5.375%, 04/12/2027		444	188
5.250%, 04/12/2017		8,321	5,130
5.000%, 10/28/2015		1,620	1,375
Republic of Venezuela
13.625%, 08/15/2018		1,990	1,555
12.750%, 08/23/2022		6,144	4,172
12.750%, 08/23/2022 (E)		3,442	2,337
11.950%, 08/05/2031		4,748	2,886
11.750%, 10/21/2026		2,875	1,773
9.375%, 01/13/2034		3,630	1,946
9.250%, 09/15/2027		1,546	874
9.250%, 05/07/2028		2,693	1,444
9.000%, 05/07/2023		1,420	773
8.250%, 10/13/2024		5,472	2,862
7.750%, 10/13/2019		1,222	680
7.650%, 04/21/2025		354	180
5.750%, 02/26/2016		3,527	2,821
5.750%, 02/26/2016 (E)		4,005	3,204

			57,437

Vietnam — 0.1%
Socialist Republic of Vietnam
6.750%, 01/29/2020		534	603
4.800%, 11/19/2024		1,246	1,271

			1,874

Zambia — 0.4%
Republic of Zambia
10.000%, 09/03/2015	ZMW	2,420	358
8.500%, 04/14/2024 (A)		230	259

Description	Face Amount (1) (Thousands)/Shares		Market Value ($ Thousands)

5.375%, 09/20/2022		2,980	$2,830
Republic of Zambia Treasury Bills
20.643%, 08/24/2015	ZMW	2,240	311
19.849%, 02/09/2015	ZMW	4,395	673
17.739%, 09/21/2015	ZMW	15,000	2,053

			6,484

Total Global Bonds (Cost $1,707,823) ($ Thousands)			1,640,492

LOAN PARTICIPATION — 0.0%

Singapore — 0.0%
Morton Bay Senior
6.220%, 12/31/2014 (F) (G)		3,020	574

Total Loan Participation (Cost $3,020) ($ Thousands)			574

TIME DEPOSITS — 4.0%
Brown Brothers Harriman
4.250% 12/01/2014	ZAR	8	1
0.089% 12/01/2014	GBP	—	—
0.030% 12/01/2014		67,959	67,959
0.005% 12/01/2014	SGD	9	7
(0.105)% 12/01/2014	EUR	56	70

Total Time Deposits (Cost $68,037) ($ Thousands)			68,037

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
0.070%†* (H)		14,888,615	14,889

Total Affiliated Partnership (Cost $14,889) ($ Thousands)			14,889

Total Investments — 99.8% (Cost $1,793,769) ($ Thousands)			$1,723,992

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bobl	(15)	Dec-2014	$(9)
Korea 3-Year Bond	(88)	Dec-2014	(82)
Korea 10-Year Bond	(89)	Dec-2014	(355)
R208 Bond	1,053	Feb-2015	175
Ten Year Note	160	Mar-2015	158
Ten Year Note	(72)	Mar-2015	(80)
U.S. 2-Year Treasury Note	(4)	Mar-2015	(1)
U.S. 5-Year Treasury Note	(125)	Apr-2015	(79)
U.S. 5-Year Treasury Note	41	Mar-2015	24
U.S. Long Treasury Bond	91	Mar-2015	181

			$(68)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	213

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2014

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/2/14-12/4/14	USD	39,057	BRL	96,611	$(1,564)
12/2/14-1/30/15	MXN	741,666	USD	55,093	1,808
12/2/14-2/27/15	BRL	155,550	USD	62,554	2,623
12/2/14-2/27/15	USD	114,051	MXN	1,533,505	(3,908)
12/3/14-12/17/14	USD	18,855	ILS	72,447	(267)
12/3/14-2/27/15	ILS	98,530	USD	26,796	1,509
12/3/14-3/25/15	EUR	64,190	USD	81,915	1,883
12/4/14-12/17/14	USD	13,021	HUF	3,176,475	(95)
12/4/14-1/30/15	USD	23,595	PEI	68,534	(170)
12/4/14-2/18/15	HUF	5,136,512	USD	21,563	672
12/4/14-3/18/15	PEI	130,426	USD	44,368	(103)
12/4/14-10/28/15	TRY	74,326	USD	32,652	(704)
12/4/14-10/28/15	USD	42,209	TRY	95,248	561
12/8/14	IDR	108,431,170	USD	9,011	134
12/8/14	USD	6,698	AUD	7,629	(189)
12/8/14-1/12/15	AUD	15,698	USD	13,516	144
12/8/14-2/17/15	KRW	21,729,515	USD	20,213	613
12/8/14-11/20/15	USD	16,647	IDR	208,013,786	156
12/11/14-12/18/14	CLP	5,217,750	USD	8,676	108
12/11/14-3/18/15	USD	24,431	CLP	14,590,438	(513)
12/15/14-1/29/15	MYR	63,632	USD	19,550	761
12/15/14-1/29/15	USD	21,884	MYR	72,519	(496)
12/17/14	PLN	23,720	USD	7,154	85
12/17/14	RON	24,163	USD	6,944	148
12/17/14	USD	5,498	KRW	5,996,616	(87)
12/17/14	USD	19,206	PLN	62,892	(464)
12/17/14	USD	7,081	TWD	210,810	(268)
12/17/14-1/14/15	USD	34,681	ZAR	386,017	64
12/17/14-1/21/15	TWD	652,604	USD	21,699	599
12/17/14-1/21/15	USD	16,742	INR	1,038,683	(139)
12/17/14-1/22/15	RUB	263,351	USD	6,475	1,198
12/17/14-1/26/15	EUR	21,402	PLN	90,586	292
12/17/14-1/26/15	PLN	79,963	EUR	18,896	(247)
12/17/14-1/30/15	ZAR	378,102	USD	34,264	216
12/17/14-2/5/15	THB	499,672	USD	15,227	39
12/17/14-2/12/15	COP	25,893,391	USD	12,360	711
12/17/14-2/17/15	SGD	50,323	USD	39,784	1,181
12/17/14-2/18/15	USD	1,071	PHP	47,272	(20)
12/17/14-3/18/15	USD	13,313	COP	28,194,818	(643)
12/17/14-3/25/15	EUR	26,206	HUF	8,072,451	125
12/17/14-3/25/15	HUF	7,676,143	EUR	24,680	(406)
12/17/14-3/25/15	USD	43,550	EUR	34,708	(270)
1/8/15	EUR	513	RON	2,270	(2)
1/8/15	GBP	271	USD	424	—
1/8/15-2/17/15	RON	34,080	EUR	7,676	(5)
1/16/15-2/5/15	USD	5,044	THB	165,056	(27)
1/20/15-2/18/15	USD	5,515	NGN	963,385	(222)
1/21/15	USD	7,272	CNY	44,922	(1)
1/22/15	USD	8,688	RUB	359,806	(1,551)
2/18/15	NGN	465,575	USD	2,542	(8)
2/23/15	PHP	288,457	USD	6,385	(18)
7/10/15-9/15/15	USD	55,812	CNH	362,845	2,369
7/17/15-9/15/15	CNH	229,817	USD	34,682	(2,169)

					$3,443

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	$(191,846)	$194,589	$2,743
Goldman Sachs	(459,036)	461,756	2,720
HSBC	(76,694)	76,721	27
JPMorgan Chase Bank	(506,045)	504,035	(2,010)
Societe Generale	(7,298)	7,261	(37)

			$3,443

For the period ended November 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

214	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

A list of open OTC swap agreements held by the Fund at November 30, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	3-Month ZAR - JIBAR	8.76%	01/16/29	ZAR	65,000	$513
Goldman Sachs	28-Day MXN - TIIE	6.26%	07/25/24	MXN	6,030	15
Goldman Sachs	28-Day MXN - TIIE	6.31%	05/20/24	MXN	16,098	48
Goldman Sachs	3-Month ZAR - JIBAR	8.30%	01/16/24	ZAR	25,000	147
Goldman Sachs	3-Month ZAR - JIBAR	8.19%	12/20/23	ZAR	16,000	86
Goldman Sachs	1-Year BRL - CDI	10.89%	01/03/23	BRL	6,139	(114)
Goldman Sachs	4.10%	3-Month MYR - KLIBOR	08/01/19	MYR	24,000	(68)
Goldman Sachs	28-Day MXN - TIIE	6.82%	06/27/19	MXN	273,456	111
Goldman Sachs	28-Day MXN - TIIE	7.45%	04/01/19	MXN	241,664	217
Goldman Sachs	3-Month ILS - TELBOR	2.29%	12/24/18	ILS	17,000	353
Goldman Sachs	1-Year BRL - CDI	11.81%	01/02/18	BRL	12,298	(25)
Goldman Sachs	1-Year BRL - CDI	11.98%	01/02/18	BRL	11,341	(1)
Goldman Sachs	2-Year CLP - CLICP	3.17%	10/16/16	CLP	10,435,821	23
Goldman Sachs	2.45%	6-Month HUF - BUBOR	07/11/16	HUF	3,518,440	(71)
Goldman Sachs	0.76%	3-Month ILS - TELBOR	05/22/16	ILS	11,000	(34)
Goldman Sachs	3-Month ILS - TELBOR	0.95%	04/02/16	ILS	7,800	(32)
Goldman Sachs	1.21%	3-Month ILS - TELBOR	02/14/16	ILS	10,000	(56)
Goldman Sachs	3.31%	6-Month PLN - WIBOR	02/03/16	PLN	37,500	(393)
Goldman Sachs	1.20%	3-Month ILS - TELBOR	01/16/16	ILS	42,828	(238)
Goldman Sachs	1-Year BRL - CDI	11.59%	01/04/16	BRL	6,632	(23)
Goldman Sachs	1-Year BRL - CDI	11.00%	01/04/16	BRL	56,744	(317)
Goldman Sachs	1-Year BRL - CDI	11.92%	01/04/16	BRL	18,744	(39)
Goldman Sachs	1.18%	3-Month ILS - TELBOR	12/24/15	ILS	40,000	(218)
Goldman Sachs	7.93%	1-Day INR - MIBOR	11/05/15	INR	1,730,000	(28)
JPMorgan Chase Bank	4.29%	6-Month HUF - BUBOR	08/04/24	HUF	1,000,000	(510)
JPMorgan Chase Bank	0.64%	3-Month ILS - TELBOR	07/31/16	ILS	20,000	(44)

						$(698)

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount of Currency Received (Thousands)	Notional Amount of Currency Delivered ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	8.57%	3-Month USD - LIBOR	10/28/16	TRY 100,000	$(44,783)	$221

For the period ended November 30, 2014, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,728,261 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2014.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2014. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at November 30, 2014 (see Note 12). The total market value of securities on loan at November 30, 2014 was $14,215 ($ Thousands).

(F)	Security considered illiquid. The total market value of such security as of November 30, 2014 was $843 ($ Thousands) and represented 0.05% of Net Assets.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such security as of November 30, 2014 was $843 ($ Thousands) and represented 0.05% of Net Assets.

(H)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2014 was $14,889 ($ Thousands).

AUD — Australian Dollar

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CDI — Average One-Day Interbank Deposit Rate

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Yuen

COP — Colombian Peso

DEM — German Mark

DOP — Dominican Peso

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — Indian Rupee

JIBAR — Johannesburg Interbank Agreed Rate

KES — Kenyan Shilling

KLIBOR — Kuala Lumpur Interbank Offered Rate

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	215

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

November 30, 2014

L.P. — Limited Partnership

Ltd. — Limited

MIBOR — Mumbai Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

TELBOR — Tel Aviv Interbank Offered Rate

THB — Thai Bhat

TIIE — Equilibrium Interbank Interest Rate

TRY — New Turkish Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

ZMW — Zambia Kwacha

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,639,395	$1,097	$1,640,492
Loan Participation	—	—	574	574
Time Deposits	—	68,037	—	68,037
Affiliated Partnership	—	14,889	—	14,889

Total Investments in Securities	$—	$1,722,321	$1,671	$1,723,992

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$538	$—	$—	$538
Unrealized Depreciation	(606)	—	—	(606)
Forwards Contracts*
Unrealized Appreciation	—	18,556	—	18,556
Unrealized Depreciation	—	(15,113)	—	(15,113)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,512	—	1,512
Unrealized Depreciation	—	(2,210)	—	(2,210)
Cross Currency Swaps*
Unrealized Appreciation	—	221	—	221

Total Other Financial Instruments	$(68)	$2,966	$—	$2,898

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

216	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	$9,211	$10,002
2.500%, 07/15/2016	12,264	12,932
2.375%, 01/15/2017	10,760	11,437
2.125%, 01/15/2019	8,924	9,750
2.000%, 01/15/2016	11,494	11,806
1.875%, 07/15/2019	10,325	11,275
1.625%, 01/15/2018	9,728	10,324
1.375%, 07/15/2018	9,598	10,204
0.125%, 04/15/2016	25,604	25,772
0.125%, 04/15/2017	28,822	29,184
0.125%, 04/15/2018	32,054	32,377
0.125%, 04/15/2019	21,559	21,660

Total U.S. Treasury Obligations (Cost $198,596) ($ Thousands)		196,723

TIME DEPOSIT — 0.6%
Brown Brothers Harriman
0.030%, 12/01/2014	1,272	1,272

Total Time Deposit (Cost $1,272) ($ Thousands)		1,272

Total Investments — 99.7% (Cost $199,868) ($ Thousands)		$197,995

Percentages are based on Net Assets of $198,512 ($ Thousands).

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$196,723	$—	$196,723
Time Deposit	—	1,272	—	1,272

Total Investments in Securities	$—	$197,995	$—	$197,995

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	217

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 38.2%

Consumer Discretionary — 2.1%
Daimler Finance North America LLC
1.250%, 01/11/2016 (A)	$700	$704
Ford Motor Credit LLC
1.500%, 01/17/2017	1,200	1,197
Volkswagen Group of America Finance LLC
1.600%, 11/20/2017 (A)	1,200	1,204
Volkswagen International Finance
2.375%, 03/22/2017 (A)	1,400	1,435

		4,540

Consumer Staples — 1.3%
Bayer US Finance LLC
1.500%, 10/06/2017 (A)	1,150	1,155
SABMiller
6.500%, 07/01/2016 (A)	300	328
Walgreens Boots Alliance
1.750%, 11/17/2017	1,190	1,199

		2,682

Energy — 3.0%
Chevron
1.345%, 11/15/2017	1,490	1,495
CNOOC Nexen Finance
1.625%, 04/30/2017	800	799
Kinder Morgan Energy Partners
5.950%, 02/15/2018	570	634
ONEOK Partners
2.000%, 10/01/2017	860	864
Petrobras Global Finance
3.250%, 03/17/2017	750	740
Statoil
0.432%, 11/09/2017 (B)	1,405	1,404

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Weatherford International
6.350%, 06/15/2017	$370	$407

		6,343

Financials — 24.0%
Abbey National Treasury Services
1.375%, 03/13/2017	1,100	1,103
ABN AMRO Bank
1.375%, 01/22/2016 (A)	1,350	1,358
American Express Bank
6.000%, 09/13/2017	1,250	1,403
American International Group MTN
5.600%, 10/18/2016	1,100	1,190
Bank Nederlandse Gemeenten
0.625%, 07/18/2016 (A)	2,500	2,503
Bank of America
1.700%, 08/25/2017	920	922
1.500%, 10/09/2015	500	503
1.250%, 02/14/2017	650	651
Bank of Montreal MTN
1.300%, 07/15/2016	1,000	1,008
Bank of Nova Scotia
1.375%, 07/15/2016	1,300	1,312
Bank of Tokyo-Mitsubishi
1.550%, 09/09/2016 (A)	250	252
BB&T MTN
1.094%, 06/15/2018 (B)	1,425	1,444
Branch Banking & Trust
1.050%, 12/01/2016	780	781
Capital One Bank USA
1.150%, 11/21/2016	1,225	1,224
Citigroup
1.850%, 11/24/2017	960	963
1.250%, 01/15/2016	1,125	1,130
0.502%, 06/09/2016 (B)	600	595
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.714%, 03/18/2016 (B)	700	703
Credit Suisse USA
5.375%, 03/02/2016	807	853
Daimler Finance North America LLC
0.912%, 08/01/2016 (A) (B)	500	504
Fifth Third Bank
0.900%, 02/26/2016	250	251
Ford Motor Credit LLC
1.482%, 05/09/2016 (B)	500	506
General Electric Capital MTN
5.625%, 09/15/2017	1,250	1,397
Genworth Financial
8.625%, 12/15/2016	700	757
Goldman Sachs Group
3.625%, 02/07/2016	1,100	1,134

218	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC USA
1.300%, 06/23/2017	$850	$853
Huntington National Bank
1.300%, 11/20/2016	800	802
JPMorgan Chase
3.450%, 03/01/2016	800	826
0.854%, 02/26/2016 (B)	400	401
KeyBank
1.100%, 11/25/2016	800	801
0.723%, 11/25/2016 (B)	400	401
KFW
2.000%, 06/01/2016	2,500	2,559
Korea Development Bank
0.857%, 01/22/2017 (B)	1,600	1,604
Manufacturers & Traders Trust
0.533%, 03/07/2016 (B)	1,575	1,575
MassMutual Global Funding
2.000%, 04/05/2017 (A)	1,350	1,376
MetLife
6.750%, 06/01/2016	670	729
Morgan Stanley
4.750%, 03/22/2017	1,000	1,074
1.483%, 02/25/2016 (B)	510	516
MUFG Union Bank
1.500%, 09/26/2016	700	705
PNC Bank
1.150%, 11/01/2016	1,161	1,166
Prudential Financial MTN
4.750%, 09/17/2015	800	828
Royal Bank of Canada MTN
0.603%, 03/08/2016 (B)	1,650	1,656
Sumitomo Mitsui Banking MTN
1.350%, 07/11/2017	1,300	1,294
SunTrust Banks
3.600%, 04/15/2016	800	831
Synchrony Financial
1.875%, 08/15/2017	690	693
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	1,100	1,132
Toyota Motor Credit MTN
1.250%, 10/05/2017	1,100	1,101
Travelers
6.250%, 06/20/2016	500	542
US Bancorp MTN
1.650%, 05/15/2017	1,270	1,286
Wells Fargo MTN
2.625%, 12/15/2016	1,300	1,343
0.861%, 04/23/2018 (B)	600	603

		51,144

Health Care — 2.6%
AbbVie
1.200%, 11/06/2015	1,450	1,455

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Baxter International
0.405%, 12/11/2014 (B)	$1,915	$1,915
Mylan
1.350%, 11/29/2016	700	699
WellPoint
1.875%, 01/15/2018	770	770
Zoetis
1.150%, 02/01/2016	700	701

		5,540

Industrials — 2.2%
Caterpillar Financial Services MTN
0.474%, 02/26/2016 (B)	1,200	1,203
Hutchison Whampoa International
1.625%, 10/31/2017 (A)	730	727
John Deere Capital MTN
2.250%, 06/07/2016	800	820
0.461%, 12/15/2017 (B)	1,450	1,449
Penske Truck Leasing LP
3.750%, 05/11/2017 (A)	420	441

		4,640

Information Technology — 0.9%
Alibaba Group Holding
1.625%, 11/28/2017 (A)	750	751
Hewlett-Packard
3.000%, 09/15/2016	1,200	1,237

		1,988

Materials — 0.7%
Freeport-McMoRan
1.400%, 02/13/2015	700	701
Xstrata Finance Canada
2.050%, 10/23/2015 (A)	700	706

		1,407

Telecommunication Services — 1.3%
British Telecommunications
1.625%, 06/28/2016	1,200	1,212
Verizon Communications
1.350%, 06/09/2017	890	890
0.632%, 06/09/2017 (B)	700	700

		2,802

Utilities — 0.1%
Georgia Power
0.554%, 03/15/2016 (B)	225	225

Total Corporate Obligations (Cost $81,352) ($ Thousands)		81,311

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	219

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 27.6%

Automotive — 12.4%
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/2018	$1,200	$1,203
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	1,000	1,001
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	750	753
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A1
0.475%, 02/21/2017 (B)	765	765
CarMax Auto Owner Trust, Ser 2013-1, Cl A4
0.890%, 08/17/2018	600	600
CarMax Auto Owner Trust, Ser 2013-2, Cl B
1.210%, 01/15/2019	1,025	1,020
CarMax Auto Owner Trust, Ser 2013-4, Cl A4
1.280%, 05/15/2019	1,240	1,245
Chesapeake Funding LLC, Ser 2012-1A, Cl B
1.756%, 11/07/2023 (A) (B)	200	202
Chesapeake Funding LLC, Ser 2012-1A, Cl C
2.156%, 11/07/2023 (A) (B)	200	201
CPS Auto Receivables Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018 (A)	447	449
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (A)	954	958
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (A)	459	459
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (A)	545	544
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (A)	1,500	1,501
First Investors Auto Owner Trust, Ser 2014-2A, Cl A3
1.490%, 06/15/2020 (A)	750	749
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.645%, 06/20/2017 (B)	1,035	1,036
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A4
1.300%, 05/21/2018 (A)	1,140	1,148

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A4
0.870%, 07/15/2019	$250	$250
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A4
0.740%, 10/15/2018	1,051	1,052
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A4
1.130%, 11/15/2019	325	327
Nissan Auto Receivables Owner Trust, Ser 2013-C, Cl A3
0.670%, 08/15/2018	580	580
Porsche Innovative Lease Owner Trust, Ser 2014-1, Cl A4
1.260%, 09/21/2020 (A)	375	376
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (A)	438	439
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (A)	337	337
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (A)	1,300	1,301
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl C
3.780%, 11/15/2017	630	638
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/2017	271	272
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl B
1.560%, 08/15/2018	345	346
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl C
1.940%, 03/15/2018	1,050	1,060
Santander Drive Auto Receivables Trust, Ser 2012-AA, Cl C
1.780%, 11/15/2018 (A)	355	357
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 01/15/2016	800	802
Santander Drive Auto Receivables Trust, Ser 2013-A, Cl A3
1.020%, 01/16/2018 (A)	1,000	1,003
SMART Trust, Ser 2011-4USA, Cl A4A
2.280%, 08/14/2017 (A)	350	352

220	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SMART Trust, Ser 2012-4US, Cl A4A
1.250%, 08/14/2018	$235	$234
Susquehanna Auto Receivables Trust, Ser 2014-1
1.000%, 02/15/2018	550	551
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A4
0.990%, 07/20/2018	740	743
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (A)	1,000	1,000
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl B
1.580%, 04/15/2020 (A)	500	501

		26,355

Credit Cards — 5.8%
American Express Credit Account Master Trust, Ser 2008-2, Cl A
1.415%, 09/15/2020 (B)	1,120	1,155
American Express Credit Account Master Trust, Ser 2014-4, Cl A
1.430%, 06/15/2020	1,250	1,254
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.425%, 05/15/2019 (B)	1,000	1,001
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	775	776
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	550	547
Chase Issuance Trust, Ser 2013-A2, Cl A2
0.255%, 02/15/2017 (B)	1,120	1,120
Chase Issuance Trust, Ser 2014-A3, Cl A3
0.355%, 05/15/2018 (B)	840	840
Citibank Credit Card Issuance Trust, Ser 2013-A10, Cl A10
0.730%, 02/07/2018	1,425	1,427
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	750	750
Discover Card Execution Note Trust, Ser 2014-A5, Cl A
1.390%, 04/15/2020	1,150	1,153
Golden Credit Card Trust, Ser 2012-2A, Cl A1
1.770%, 01/15/2019 (A)	1,000	1,014
Golden Credit Card Trust, Ser 2012-3A, Cl A
0.603%, 07/17/2017 (A) (B)	300	300

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Synchrony Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/2020	$916	$914

		12,251

Mortgage Related Securities — 0.6%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-2, Cl A1
0.755%, 06/25/2034 (B)	794	786
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.152%, 08/25/2034 (B)	427	427

		1,213

Other Asset-Backed Securities — 8.8%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.875%, 10/25/2034 (B)	964	947
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,000	1,001
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	435	436
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	750	750
Bear Stearns Asset Backed Securities Trust, Ser 2004-SD3, Cl A3
0.725%, 09/25/2034 (B)	359	352
CenterPoint Energy Restoration Bond LLC, Ser 2009-1, Cl A2
3.460%, 08/15/2019	1,500	1,575
CIT Equipment Collateral, Ser 2014-VTI, Cl A3
1.690%, 10/21/2019	470	470
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A1
0.850%, 01/15/2018	750	752
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl B
1.120%, 01/15/2018	740	742
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl C
1.370%, 01/15/2018	950	955
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A2
0.503%, 08/15/2019 (B)	2,190	2,191

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	221

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Dealer Floorplan Master Note Trust, Ser 2013-1, Cl A
0.555%, 04/20/2018 (B)	$1,060	$1,063
GE Dealer Floorplan Master Note Trust, Ser 2014-2, Cl A
0.605%, 10/20/2019 (B)	1,260	1,260
GE Equipment Midticket LLC, Ser 2014-1, Cl A3
1.140%, 05/22/2018	200	201
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T3, Cl B3
2.140%, 05/15/2046 (A)	1,000	992
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl AT1
1.244%, 01/17/2045 (A)	730	729
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	232	232
John Deere Owner Trust, Ser 2014-B, Cl A3
1.070%, 11/15/2018	1,000	1,002
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.405%, 03/25/2021 (B)	1,178	1,177
NextGear Floorplan Master Owner Trust, Ser 2014-1A, Cl A
1.920%, 10/15/2019 (A)	370	371
Nissan Master Owner Trust Receivables, Ser 2013-A, Cl A
0.455%, 02/15/2018 (B)	375	375
Saxon Asset Securities Trust, Ser 2006-1, Cl A2C
0.475%, 03/25/2036 (B)	520	507
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.304%, 07/25/2023 (B)	330	329
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.234%, 07/25/2017 (B)	402	401

		18,810

Total Asset-Backed Securities (Cost $58,581) ($ Thousands)		58,629

MORTGAGE-BACKED SECURITIES — 14.8%

Agency Mortgage-Backed Obligations — 4.9%
FHLMC
3.500%, 10/01/2025	373	395
2.259%, 03/01/2037	346	368
FHLMC CMO, Ser 2004-2900, Cl PC
4.500%, 12/15/2019	727	765

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	$581	$620
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2010-K008, Cl A1
2.746%, 12/25/2019	319	332
FHLMC Multifamily Structured Pass-Through Certificates, Ser K001, Cl A2
5.651%, 04/25/2016 (B)	292	308
FHLMC Multifamily Structured Pass-Through Certificates, Ser K501, Cl A2
1.655%, 11/25/2016	835	846
FNMA
5.000%, 06/01/2019	153	164
1.220%, 08/01/2017	684	688
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	285	295
FNMA CMO, Ser 2009-70, Cl NL
3.000%, 08/25/2019	270	279
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	285	293
FNMA, Ser 2014-M5, Cl FA
0.506%, 01/25/2017 (B)	260	261
GNMA
2.000%, 08/20/2040 to 12/16/2049	1,558	1,586
1.705%, 02/16/2037	782	779
GNMA CMO, Ser 2004-17, Cl MA
5.000%, 02/16/2032	192	197
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	306	328
GNMA CMO, Ser 2011-106, Cl ME
3.000%, 06/20/2038	558	569
GNMA CMO, Ser 2011-62, Cl PA
3.000%, 01/20/2040	404	413
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/2039	511	530
NCUA Guaranteed Notes, Ser 2010-R2, Cl 2A
0.626%, 11/05/2020 (B)	334	336

		10,352

Non-Agency Mortgage-Backed Obligations — 9.9%
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl A
1.205%, 09/15/2026 (A) (B)	450	450

222	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
0.955%, 06/15/2028 (A) (B)	$1,250	$1,249
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl A4
4.674%, 06/11/2041	596	601
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.105%, 08/15/2029 (A) (B)	350	350
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.226%, 07/15/2044 (B)	567	578
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	479	479
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A2
1.813%, 09/10/2045	500	505
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	985	997
COMM Mortgage Trust, Ser 2012-9W57, Cl A
2.365%, 02/10/2029 (A)	760	779
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	602	606
COMM Mortgage Trust, Ser 2014-BBG, Cl A
0.955%, 03/15/2029 (A) (B)	325	325
Credit Suisse Mortgage Trust, Ser 2014-TIKI
1.110%, 09/15/2016	1,000	1,000
CSMC, Ser 2014-ICE, Cl A
0.955%, 04/15/2027 (A) (B)	800	801
GNMA ARM (B)
3.000%, 02/20/2041	864	902
2.500%, 04/20/2042	405	418
2.000%, 10/20/2042	758	782
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	224	232
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 08/10/2043 (A)	451	470
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV1
0.605%, 07/25/2034 (A) (B)	607	599
Impac CMB Trust, Ser 2003-8, Cl 1A1
0.832%, 10/25/2033 (A) (B)	299	293

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A1
1.451%, 09/15/2047	$966	$969
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (B)	223	227
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-PLSD, Cl A2
3.364%, 11/13/2044 (A)	1,200	1,250
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-FL5, Cl A
1.135%, 07/15/2031 (A) (B)	500	500
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.355%, 08/15/2027 (A) (B)	1,000	1,002
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (B)	622	642
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/2045	210	213
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A2
2.111%, 03/15/2045	425	433
Structured Asset Securities, Ser 2005-WF1, Cl A3
0.812%, 02/25/2035	711	706
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/2042 (B)	577	585
WFRBS Commercial Mortgage Trust, Ser 2011-C2A2, Cl A2
3.791%, 02/15/2044 (A)	975	1,000
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A2
2.684%, 11/15/2044	100	103
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl A2
2.072%, 03/15/2048	975	990

		21,036

Total Mortgage-Backed Securities (Cost $31,396) ($ Thousands)		31,388

MUNICIPAL BONDS — 6.3%
Babylon, BAN
1.000%, 08/01/2015	890	892

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	223

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Concluded)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California State, Various Purpose, GO
5.950%, 04/01/2016	$1,000	$1,071
Georgia State, Electric Authority, RB
3.552%, 01/01/2017	810	848
Hawaii State, Highway Revenue Authority, Ser C, RB
0.700%, 01/01/2016	850	850
0.400%, 01/01/2015	420	420
Illinois State, Wheaton College Project, RB
0.170%, 10/01/2035	965	965
Intermountain Power Agency, RB
1.333%, 07/01/2017	525	525
Kentucky State, Commission Revenue Board, RB
1.028%, 04/01/2016	190	191
Kentucky State, Property & Building Commission, Build America Project, RB
4.077%, 11/01/2015	600	618
Louisville, Regional Airport Authority, RB
0.769%, 07/01/2016	500	501
Michigan State, GO
1.625%, 05/15/2017	1,000	1,011
New Jersey State, Economic Development Authority, Ser Q, RB
1.802%, 06/15/2017	1,000	999
New York City, GO
1.700%, 04/01/2017	1,020	1,033
Salt Lake City, Redevelopment Agency, Performing Arts Center Project, TA
3.000%, 04/01/2016	1,400	1,442
South Carolina State, Public Service Authority, RB Callable 12/15/2014 @ 100
1.031%, 06/01/2015 (B)	1,960	1,960

Total Municipal Bonds (Cost $13,334) ($ Thousands)		13,326

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FFCB
1.690%, 10/15/2018	1,900	1,903
FHLB
0.700%, 09/29/2016	750	749

Total U.S. Government Agency Obligations (Cost $2,649) ($ Thousands)		2,652

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

SOVEREIGN DEBT — 1.2%
Province of Ontario
1.600%, 09/21/2016	$2,500	$2,541

Total Sovereign Debt (Cost $2,539) ($ Thousands)		2,541

U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Notes
1.500%, 06/30/2016	2,300	2,343
0.875%, 12/31/2016	7,200	7,251
0.625%, 05/31/2017	3,200	3,192
0.625%, 11/30/2017	5,500	5,451
0.500%, 07/31/2017	3,750	3,721

Total U.S. Treasury Obligations (Cost $21,843) ($ Thousands)		21,958

CASH EQUIVALENT — 9.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%*†	19,706,296	19,706

Total Cash Equivalent (Cost $19,706) ($ Thousands)		19,706

Total Investments — 108.9% (Cost $231,400) ($ Thousands)		$231,511

Percentages are based on Net Assets of $212,647 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2014.

ARM — Adjustable Rate Mortgage

BAN — Bond Anticipation Note

Cl — Class

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

224	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$81,311	$—	$81,311
Asset-Backed Securities	—	58,629	—	58,629
Mortgage-Backed Securities	—	31,388	—	31,388
Municipal Bonds	—	13,326	—	13,326
U.S. Government Agency Obligations	—	2,652	—	2,652
Sovereign Debt	—	2,541	—	2,541
U.S. Treasury Obligations	—	21,958	—	21,958
Cash Equivalent	19,706	—	—	19,706

Total Investments in Securities	$19,706	$211,805	$—	$231,511

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	225

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.0%

Consumer Discretionary — 11.7%
Amazon.com*	0.7%	37,500	$12,699
Comcast, Cl A	0.8	255,900	14,596
Home Depot	0.7	133,100	13,230
McDonald’s	0.5	97,400	9,429
Walt Disney	0.8	156,100	14,441
Other Securities	8.2		151,943

			216,338

Consumer Staples — 9.7%
Altria Group	0.5	196,700	9,886
Coca-Cola	1.0	389,900	17,479
CVS Caremark	0.6	114,800	10,488
PepsiCo	0.8	148,900	14,905
Philip Morris International	0.7	154,400	13,422
Procter & Gamble	1.3	267,000	24,145
Wal-Mart Stores	0.7	156,200	13,674
Other Securities	4.1		76,260

			180,259

Energy — 8.2%
Chevron	1.1	187,300	20,391
ConocoPhillips	0.4	122,000	8,061
Exxon Mobil	2.1	422,800	38,280
Schlumberger	0.6	128,200	11,019
Other Securities	4.0		74,637

			152,388

Financials — 15.9%
American Express	0.4	89,400	8,262
Bank of America	1.0	1,038,200	17,691
Berkshire Hathaway, Cl B*	1.4	179,700	26,720
Citigroup	0.9	299,500	16,164
JPMorgan Chase	1.2	371,000	22,319
Wells Fargo	1.4	468,400	25,518
Other Securities	9.6		177,083

			293,757

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 14.1%
AbbVie	0.6%	157,900	$10,927
Amgen	0.7	75,200	12,431
Bristol-Myers Squibb	0.5	164,500	9,714
Celgene*	0.5	79,400	9,027
Gilead Sciences*	0.8	149,300	14,978
Johnson & Johnson	1.6	279,800	30,288
Merck	0.9	284,900	17,208
Pfizer	1.1	625,896	19,497
UnitedHealth Group	0.5	96,400	9,508
Other Securities	6.9		128,190

			261,768

Industrials — 10.2%
3M	0.5	64,300	10,294
Boeing	0.5	66,500	8,935
General Electric	1.4	995,900	26,382
Union Pacific	0.6	88,900	10,381
United Technologies	0.5	84,400	9,291
Other Securities	6.7		124,133

			189,416

Information Technology — 19.6%
Apple	3.8	593,100	70,537
Cisco Systems	0.8	504,500	13,944
Facebook, Cl A*	0.9	205,700	15,983
Google, Cl A*	0.8	28,100	15,429
Google, Cl C*	0.8	28,100	15,226
Intel	1.0	489,000	18,215
International Business Machines	0.8	91,700	14,871
Mastercard, Cl A	0.5	97,800	8,537
Microsoft	2.1	816,900	39,056
Oracle	0.7	321,700	13,643
Qualcomm	0.6	165,800	12,087
Visa, Cl A	0.7	48,800	12,600
Other Securities	6.1		113,395

			363,523

Materials — 3.1%
Other Securities	3.1		57,898

Telecommunication Services — 2.4%
AT&T	1.0	511,900	18,111
Verizon Communications	1.1	409,000	20,691
Other Securities	0.3		4,973

			43,775

Utilities — 3.1%
Other Securities	3.1		56,342

Total Common Stock (Cost $1,348,578) ($ Thousands)			1,815,464

226	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Percentage of Net Assets (%)	Contracts	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.4%
Other Securities	0.4%		$6,909

Total Exchange Traded Fund (Cost $5,974) ($ Thousands)			6,909

TIME DEPOSIT — 0.7%
Other Securities	0.7		13,972

Total Time Deposit (Cost $13,972) ($ Thousands)			13,972

Total Investments — 99.1% (Cost $1,368,524) ($ Thousands)			$1,836,345

PURCHASED OPTIONS — 0.0%
CBOE Volatility Index, Expires 12/17/2014, Strike Price: $23*	0.0	20,000	$380
CBOE Volatility Index, Expires 12/17/2014, Strike Price: $40*	0.0	20,000	100

Total Purchased Options (Cost $1,297) ($ Thousands)			$480

A list of the open forward foreign currency contracts held by the Fund at November 30, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)			Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
1/23/15	EUR	640,336	USD	811,911	$13,439
1/23/15	USD	181,881	INR	11,336,635	(1,275)

					$12,164

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(181,881)	$180,606	$(1,275)
Barclays PLC	(139,151)	142,331	3,180
Citigroup	(220,695)	220,724	29
Credit Suisse First Boston	(21,172)	21,314	142
Royal Bank of Scotland	(139,151)	142,649	3,498
Societe Generale	(139,151)	142,400	3,249
UBS	(139,151)	142,492	3,341

			$12,164

For the period ended November 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,852,504 ($ Thousands).

*	Non-income producing security.

CBOE — Chicago Board Options Exchange

Cl — Class

EUR — Euro

INR — Indian Rupee

PLC — Public Limited Company

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,815,464	$—	$—	$1,815,464
Exchange Traded Fund	6,909	—	—	6,909
Time Deposit	—	13,972	—	13,972

Total Investments in Securities	$1,822,373	$13,972	$—	$1,836,345

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$480	$—	$—	$480
Forwards Contracts*
Unrealized Appreciation	—	13,439	—	13,439
Unrealized Depreciation	—	(1,275)	—	(1,275)

Total Other Financial Instruments	$480	$12,164	$—	$12,644

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	227

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 29.5%

Consumer Discretionary — 0.6%
Cablevision Systems, Cl A	132,200	$2,686
News*	70,000	1,086
Time Warner	5,600	477

		4,249

Consumer Staples — 4.9%
Archer-Daniels-Midland	27,700	1,459
Cal-Maine Foods	34,800	1,457
Coca-Cola	13,700	614
Costco Wholesale	19,300	2,743
CVS Caremark (E)	42,500	3,883
Dr. Pepper Snapple Group (E)	52,700	3,900
Kimberly-Clark (E)	22,200	2,588
Kroger	2,800	168
Lorillard (E)	53,600	3,384
Monster Beverage* (E)	6,600	740
Pantry*	1,100	29
PepsiCo	22,600	2,262
Pilgrim’s Pride*	80,400	2,597
Procter & Gamble	28,300	2,559
Sanderson Farms	50,100	4,349
Tyson Foods, Cl A (E)	61,900	2,621

		35,353

Energy — 5.8%
Alon USA Energy	45,500	635
Cameron International*	15,200	779
Chevron (E)	19,370	2,109
ConocoPhillips (E)	71,360	4,715
CVR Energy	3,500	163
EOG Resources (E)	39,680	3,441
Exxon Mobil (E)	83,300	7,542
FMC Technologies*	500	24
Frank’s International	27,600	496
Green Plains Renewable Energy	10,000	300
Gulf Island Fabrication	4,300	84
Harvest Natural Resources*	22,800	51
Helmerich & Payne	21,200	1,475
Hess	7,500	547

Description	Shares	Market Value ($ Thousands)

Kinder Morgan	12,900	$533
Kosmos Energy*	165,200	1,378
Matrix Service*	8,800	186
Murphy Oil	5,400	262
Nabors Industries	104,540	1,371
Newpark Resources*	59,000	618
Nordic American Tankers	33,100	297
Patterson-UTI Energy	95,500	1,689
PBF Energy, Cl A	69,300	1,958
Pioneer Energy Services*	3,000	18
REX American Resources*	45,400	2,872
Schlumberger	1,010	87
SM Energy (E)	48,100	2,090
Superior Energy Services	42,900	828
Tesoro	46,500	3,563
Unit*	11,200	428
VAALCO Energy*	177,100	1,015
Valero Energy	16,500	802
WPX Energy*	9,800	133

		42,489

Financials — 3.5%
Alleghany* (E)	9,600	4,383
Allstate	38,900	2,651
American Financial Group	12,500	755
Annaly Capital Management‡	141,500	1,630
Arlington Asset Investment, Cl A	6,300	175
Armada Hoffler Properties‡	20,227	192
Berkshire Hills Bancorp	2,200	56
Chimera Investment‡	446,800	1,510
Corporate Office Properties Trust‡	1,146	32
Cousins Properties‡	69,498	851
CyrusOne‡	8,600	236
Ellington Residential Mortgage‡	15,300	274
Goldman Sachs Group	1,200	226
Hospitality Properties Trust‡	3,800	116
Host Hotels & Resorts‡	17,800	414
Jones Lang LaSalle	1,600	233
Lazard, Cl A	21,000	1,082
Mortgage Investment Trust‡	64,400	1,272
Prologis‡	42,916	1,815
Public Storage‡	2,900	544
Radian Group	30,400	518
RE, Cl A	1,900	64
Senior Housing Properties Trust‡	14,040	316
SL Green Realty‡	7,320	850
Sovran Self Storage‡	3,390	288
St. Joe*	36,600	680
State Bank Financial	4,800	89
Western Asset Mortgage Capital‡	261,800	4,097

		25,349

228	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Shares	Market Value ($ Thousands)

Health Care — 7.9%
Abaxis	2,900	$167
AbbVie (E)	38,400	2,657
Affymetrix*	34,000	310
Alexion Pharmaceuticals*	5,500	1,072
AMAG Pharmaceuticals*	9,500	353
Amgen	27,000	4,463
Biogen Idec*	10,800	3,323
Centene*	25,200	2,489
Cigna	13,300	1,368
Edwards Lifesciences*	16,300	2,114
Gilead Sciences* (E)	61,600	6,180
Health Net* (E)	78,400	4,028
Hospira*	8,400	501
ICU Medical*	10,500	879
Illumina* (E)	24,500	4,677
Johnson & Johnson (E)	51,200	5,542
Laboratory Corp of America Holdings*	6,600	691
LifePoint Hospitals*	17,700	1,225
Magellan Health Services*	22,800	1,395
McKesson	4,700	991
PAREXEL International*	7,000	410
PDL BioPharma (E)	262,400	2,167
PharMerica*	7,200	157
Quintiles Transnational Holdings*	47,900	2,770
Sagent Pharmaceuticals*	7,300	211
Sciclone Pharmaceuticals*	4,800	41
Sucampo Pharmaceuticals, Cl A*	5,400	63
Symmetry Medical*	5,900	53
United Therapeutics*	5,100	676
Universal Health Services, Cl B	15,500	1,622
WellPoint (E)	37,700	4,822

		57,417

Industrials — 1.5%
AECOM Technology*	49,700	1,591
American Woodmark*	4,500	179
Cintas	1,500	110
EnerNOC*	1,900	28
General Dynamics	30,100	4,375
Huntington Ingalls Industries	1,200	131
Lockheed Martin (E)	6,800	1,303
Southwest Airlines (E)	73,200	3,061
Spirit Aerosystems Holdings, Cl A*	1,900	82
Trinity Industries	6,400	205

		11,065

Information Technology — 3.9%
AVG Technologies*	58,100	1,141
Booz Allen Hamilton Holding, Cl A	4,800	131
Broadridge Financial Solutions	16,900	765

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Cognizant Technology Solutions, Cl A*	13,900	$751
Computer Sciences	4,300	273
Convergys	35,500	740
Dice Holdings*	21,900	238
DST Systems	24,800	2,461
EarthLink Holdings	98,900	434
Electronic Arts*	103,100	4,529
Envestnet*	13,100	670
ePlus*	1,400	96
Euronet Worldwide*	1,100	64
Facebook, Cl A*	12,300	956
FactSet Research Systems	14,000	1,919
Gartner*	7,800	667
Hackett Group	7,300	65
Higher One Holdings*	8,900	32
LogMeIn*	55,300	2,797
Manhattan Associates*	57,000	2,255
ModusLink Global Solutions*	7,500	25
Progress Software*	22,100	570
Rackspace Hosting*	20,600	946
Sykes Enterprises*	7,700	178
Take-Two Interactive Software*	162,800	4,503
Unisys*	11,200	299
Visa, Cl A	4,800	1,239

		28,744

Telecommunication Services — 0.7%
Atlantic Telegraph-Network	12,500	850
Inteliquent	16,400	302
magicJack VocalTec*	16,600	135
Verizon Communications (E)	71,600	3,622

		4,909

Utilities — 0.7%
Entergy	34,300	2,878
PG&E	45,400	2,293

		5,171

Total Common Stock (Cost $201,521) ($ Thousands)		214,746

CORPORATE OBLIGATIONS — 5.7%

Consumer Discretionary — 0.7%
21st Century Fox America
6.150%, 02/15/2041	$75	94
4.500%, 02/15/2021	90	99
4.000%, 10/01/2023	117	124
3.000%, 09/15/2022	420	418
CBS
5.750%, 04/15/2020	145	166
Comcast
6.450%, 03/15/2037	40	52

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	229

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dana Holdings
6.000%, 09/15/2023	$91	$95
DIRECTV Holdings
4.600%, 02/15/2021	60	65
3.800%, 03/15/2022	110	113
DIRECTV Holdings LLC
5.000%, 03/01/2021	835	924
4.450%, 04/01/2024	174	183
Ford Motor Credit LLC
2.597%, 11/04/2019	896	899
General Motors
3.500%, 10/02/2018	365	374
Goodyear Tire & Rubber
8.250%, 08/15/2020	161	173
KB Home
4.750%, 05/15/2019	294	292
Omnicom Group
3.625%, 05/01/2022	58	59
Sabre
8.500%, 05/15/2019 (A)	321	346
Sirius XM Radio
4.625%, 05/15/2023 (A)	254	242
Time Warner
4.700%, 01/15/2021	130	143
Time Warner Cable
4.125%, 02/15/2021	65	70
Viacom
3.875%, 04/01/2024	267	270

		5,201

Consumer Staples — 0.7%
Altria Group
4.750%, 05/05/2021	215	238
2.625%, 01/14/2020	895	900
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	337	341
Bunge Finance
4.100%, 03/15/2016	125	130
Grupo Bimbo
3.875%, 06/27/2024 (A)	553	555
Hertz
6.750%, 04/15/2019	325	336
Kroger
3.400%, 04/15/2022	452	460
Reynolds American
3.250%, 11/01/2022	107	105
Tyson Foods
3.950%, 08/15/2024	550	567
2.650%, 08/15/2019	169	171
Walgreens Boots Alliance
3.800%, 11/18/2024	885	904

		4,707

Energy — 0.9%
Access Midstream Partners
4.875%, 03/15/2024	349	356

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California Resources
5.500%, 09/15/2021 (A)	$244	$219
Cimarex Energy
5.875%, 05/01/2022	54	57
4.375%, 06/01/2024	261	258
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/2024	332	346
DCP Midstream
4.750%, 09/30/2021 (A)	75	80
Diamond Offshore Drilling
4.875%, 11/01/2043	301	258
Ecopetrol
5.875%, 05/28/2045	252	249
Energy Transfer Partners
5.200%, 02/01/2022	465	508
4.650%, 06/01/2021	85	90
Enterprise Products Operating
5.200%, 09/01/2020	110	124
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	49
3.950%, 09/01/2022	536	539
Marathon Petroleum
5.125%, 03/01/2021	47	52
Nabors Industries
5.100%, 09/15/2023	102	106
Noble Energy
8.250%, 03/01/2019	174	213
4.150%, 12/15/2021	340	358
3.900%, 11/15/2024	463	465
ONEOK
4.250%, 02/01/2022	111	110
Paragon Offshore (A)
7.250%, 08/15/2024	323	187
6.750%, 07/15/2022	56	33
Regency Energy Partners
4.500%, 11/01/2023	72	68
Reliance Holdings USA
5.400%, 02/14/2022 (A)	966	1,065
SM Energy
6.500%, 01/01/2023	35	35
Transocean
6.500%, 11/15/2020	455	450
6.375%, 12/15/2021	2	2
Valero Energy
6.125%, 02/01/2020	149	172
Williams Partners
3.900%, 01/15/2025	176	174

		6,623

Financials — 1.5%
American International Group
6.400%, 12/15/2020	60	72
5.600%, 10/18/2016	60	65
4.875%, 06/01/2022	410	459

230	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Tower‡
5.050%, 09/01/2020	$145	$159
4.700%, 03/15/2022	230	242
3.500%, 01/31/2023	110	107
Bank of America (B)
6.500%, 12/31/2049	374	385
0.922%, 03/28/2018	850	1,048
Barclays Bank
7.750%, 04/10/2023 (B)	321	351
6.860%, 09/29/2049	106	117
Dai-ichi Life Insurance
5.100%, 12/31/2049 (A) (B)	413	424
Ford Motor Credit
4.375%, 08/06/2023	260	278
Ford Motor Credit LLC
5.875%, 08/02/2021	200	233
Goldman Sachs Group MTN
1.835%, 11/29/2023 (B)	595	612
Hartford Financial Services Group
5.500%, 03/30/2020	80	91
5.125%, 04/15/2022	335	377
HCP‡
5.375%, 02/01/2021	205	230
Health Care‡
5.250%, 01/15/2022	540	600
Healthcare Realty Trust‡
5.750%, 01/15/2021	320	359
Host Hotels & Resorts‡
5.250%, 03/15/2022	70	77
HSBC Finance
6.676%, 01/15/2021	60	71
International Lease Finance
5.875%, 04/01/2019	249	268
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	583	581
JPMorgan Chase
6.400%, 05/15/2038	40	52
Lincoln National
4.200%, 03/15/2022	110	117
Lloyds Banking Group
7.500%, 12/01/2099 (B)	371	381
MetLife
7.717%, 02/15/2019	50	61
5.700%, 06/15/2035	65	80
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)	631	664
Morgan Stanley MTN
5.500%, 07/28/2021	168	193
4.750%, 03/22/2017	40	43
Murray Street Investment Trust I
4.647%, 03/09/2017 (C)	18	19
Nationwide Financial Services
5.375%, 03/25/2021 (A)	320	360
Nordea Bank
6.125%, 12/31/2049 (A) (B)	370	371

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PNC Bank
3.800%, 07/25/2023	$460	$475
Prudential Financial
5.625%, 06/15/2043 (B)	290	299
Rabobank Capital Funding Trust
5.254%, 10/21/2016 (A) (B)	240	251
SLM MTN
7.250%, 01/25/2022	15	17
Turkiye Garanti Bankasi MTN
4.750%, 10/17/2019 (A)	309	320

		10,909

Health Care — 0.1%
Actavis Funding SCS
3.850%, 06/15/2024	241	240
CHS
5.125%, 08/15/2018	144	148
Perrigo Finance
3.500%, 12/15/2021	217	219
Thermo Fisher Scientific
4.150%, 02/01/2024	276	291

		898

Industrials — 0.2%
AerCap Aviation Solutions
6.375%, 05/30/2017	355	379
CSX
4.750%, 05/30/2042	320	339
Hutchison Whampoa International
1.625%, 10/31/2017 (A)	355	354
Republic Services
3.800%, 05/15/2018	130	138

		1,210

Information Technology — 0.2%
CSC Holdings LLC
8.625%, 02/15/2019	126	147
Intel
4.800%, 10/01/2041	95	103
KLA-Tencor
4.650%, 11/01/2024	935	952
Seagate HDD Cayman
4.750%, 01/01/2025 (A)	343	355
Total System Services
2.375%, 06/01/2018	90	90

		1,647

Materials — 0.5%
Dow Chemical
4.250%, 11/15/2020	65	70
Glencore Funding LLC
3.125%, 04/29/2019 (A)	1,455	1,480
International Paper
4.750%, 02/15/2022	415	454

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	231

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.650%, 06/15/2024	$94	$93
NOVA Chemicals
5.250%, 08/01/2023 (A)	339	355
Novelis
8.375%, 12/15/2017	76	79
OCP
5.625%, 04/25/2024 (A)	297	315
Sealed Air
5.250%, 04/01/2023 (A)	204	209
Yamana
4.950%, 07/15/2024	759	738

		3,793

Telecommunication Services — 0.6%
AT&T
5.350%, 09/01/2040	113	122
3.000%, 02/15/2022	485	483
Reed Elsevier Capital
8.625%, 01/15/2019	455	562
SBA Tower Trust
2.898%, 10/15/2044 (A)	753	759
Sprint
7.875%, 09/15/2023	245	257
Tencent Holdings MTN
3.375%, 05/02/2019 (A)	520	531
Univision Communications
6.875%, 05/15/2019 (A)	276	290
Verizon Communications
7.350%, 04/01/2039	125	169
3.850%, 11/01/2042	323	290
3.500%, 11/01/2024	611	611

		4,074

Utilities — 0.3%
AES
7.375%, 07/01/2021	318	364
Berkshire Hathaway Energy
6.125%, 04/01/2036	275	344
CMS Energy
5.050%, 03/15/2022	52	58
Constellation Energy Group
5.150%, 12/01/2020	26	29
Exelon Generation LLC
4.250%, 06/15/2022	360	377
Israel Electric
5.000%, 11/12/2024	581	591
NRG Energy
6.250%, 05/01/2024 (A)	243	248
Pacific Gas & Electric
4.500%, 12/15/2041	65	69

		2,080

Total Corporate Obligations (Cost $40,588) ($ Thousands)		41,142

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 4.5%

Agency Mortgage-Backed Obligations — 0.2%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	$952	$954
FNMA CMO, Ser 2010-117, Cl DI
4.500%, 05/25/2025	2,796	322

		1,276

Non-Agency Mortgage-Backed Obligations — 4.3%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035 (A)	153	144
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035 (A)	419	386
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036 (A)	616	547
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036 (A)	375	338
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (B)	1,380	1,517
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	78	83
Bear Stearns Commercial Mortgage Securities Trust, Ser PW13, Cl AJ
5.611%, 09/11/2041 (B)	568	587
CGRBS, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	285	293
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037 (A)	207	181
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036 (A)	372	348
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A18
6.250%, 09/25/2036 (A)	529	491
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036 (A)	190	177
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.974%, 03/15/2049 (B)	159	168

232	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (A)	$1,429	$1,405
COMM Mortgage Trust, Ser 2014-KYO, Cl A
0.930%, 06/11/2027 (A) (B)	663	663
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
0.368%, 06/15/2034 (A) (B)	589	589
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.241%, 12/10/2049 (B)	1,254	1,387
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	1,263	1,354
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	246	259
Countrywide Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	419	360
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.605%, 02/25/2047 (A) (B)	187	154
Credit Suisse Commercial Mortgage Trust, Ser C3, Cl AM 5.892%, 06/15/2039 (B)	461	486
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.970%, 05/15/2046 (B)	159	174
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.345%, 12/25/2036 (A) (B)	334	203
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.856%, 12/05/2031 (A) (B)	140	140
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (A)	180	178
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.405%, 11/25/2023 (A) (B)	785	799
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.005%, 04/25/2024 (A) (B)	381	377
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M3
3.755%, 04/25/2024 (A) (B)	269	245
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.155%, 08/25/2024 (A) (B)	890	837

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
4.903%, 10/25/2024 (A) (B)	$375	$371
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036 (A)	158	134
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.355%, 07/25/2024 (A) (B)	349	345
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.055%, 11/25/2024 (A) (B)	738	742
GS Mortgage Securites, Ser 2006-AR4, Cl A2
2.059%, 04/10/2031 (A) (B)	226	222
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (B)	215	222
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (A) (B)	1,485	1,488
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	272	278
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.405%, 03/25/2035 (A) (B)	170	152
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.275%, 07/25/2036 (A) (B)	191	147
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR27, Cl 2A2
0.355%, 10/25/2036 (A) (B)	203	174
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037 (A)	284	255
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (A) (B)	166	166
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.892%, 02/12/2049 (B)	100	107
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.197%, 02/15/2051 (B)	75	83
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049	1,190	1,284

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	233

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2008-C2, Cl A1A
5.998%, 02/12/2051	$731	$808
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (A)	1,226	1,244
JPMorgan Chase Commercial Mortgage Securities Trust, Ser INN, Cl A
1.075%, 06/15/2029 (A) (B)	923	921
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (B)	1,275	1,394
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	297	320
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (A)	533	541
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (B)	193	206
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	719	763
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	327
PFP III, Ser 2014-1, Cl A
1.325%, 06/14/2031 (A) (B)	712	709
RSO, Ser 2014-CRE2, Cl A
1.203%, 04/15/2032 (A) (B)	409	408
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	98	100
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	193
Wachovia Bank Commercial Mortgage Trust, Ser C23, Cl A5
5.416%, 01/15/2045 (B)	1,477	1,540
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037 (A)	253	248
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	280	289
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047	549	572

		31,623

Total Mortgage-Backed Securities (Cost $33,048) ($ Thousands)		32,899

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 3.7%

Automotive — 2.3%
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/2018	$260	$261
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,051	1,054
Ally Master Owner Trust, Ser 2014-2, Cl A
0.525%, 01/16/2018 (B)	342	342
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	66	66
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	540	541
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	335	336
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (A)	363	363
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (A)	710	738
Avis Budget Rental Car Funding AESOP LLC, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (A)	1,119	1,129
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.555%, 09/15/2017 (A) (B)	425	425
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	734	736
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	87	87
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	685	687
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	160	162
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	51	51
Chrysler Capital Auto Receivables Trust, Ser 2014-BA, Cl A2
0.690%, 09/15/2017 (A)	1,266	1,267
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (A)	510	513

234	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (A)	$495	$495
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	357	357
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	24	24
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (A)	46	46
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (A)	239	239
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (A)	277	277
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (A)	51	51
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (A)	114	100
Ford Auto Securitization Trust, Ser 2013-R4A, Cl A1
1.487%, 08/15/2015	13	12
Ford Auto Securitization Trust, Ser 2014-R2A, Cl A1
1.353%, 03/15/2016 (A)	356	312
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	100	100
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.855%, 02/15/2017 (A) (B)	450	452
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.530%, 01/15/2018 (B)	257	257
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	770	771
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.645%, 06/20/2017 (B)	255	255
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.595%, 10/20/2017 (B)	745	745
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	340	341
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.706%, 12/10/2027 (A) (B)	1,138	1,138

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hertz Vehicle Financing, Ser 2013- 1A, Cl A1
1.120%, 08/25/2017 (A)	$715	$715
Mercedes Benz Auto Lease Trust, Ser 2014-A, Cl A2A
0.480%, 06/15/2016	542	542
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	155	155
Mercedes-Benz Master Owner Trust, Ser 2012-A, Cl A
0.790%, 11/15/2017 (A)	342	342
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 01/15/2016	510	511
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2A
0.640%, 04/17/2017	123	123

		17,118

Credit Cards — 0.6%
Barclays Dryrock Issuance Trust, Ser 2014-3, Cl A
2.410%, 07/15/2022	416	422
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.503%, 03/16/2020 (B)	500	500
Chase Issuance Trust, Ser 2014- A1, Cl A1
1.150%, 01/15/2019	630	632
First National Master Note Trust, Ser 2013-2, Cl A
0.685%, 10/15/2019 (B)	561	563
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,098	1,103
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	161
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.535%, 12/15/2019 (B)	705	706

		4,087

Other Asset-Backed Securities — 0.8%
BHMS, Ser 2014-ATLS
3.600%, 07/01/2033	905	916
CITEC, Ser 2014-VTI, Cl A2
1.400%, 05/15/2017	924	924
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (A)	640	646

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	235

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2014

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.536%, 07/20/2019 (B)	962	$962
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A2
0.590%, 08/24/2016 (A)	750	751
GSAA Trust, Ser 2006-5, Cl 2A3
0.425%, 03/25/2036 (B)	235	161
Navistar Financial Dealer Note Master Owner Trust II, Ser 2014-1, Cl A
0.906%, 10/15/2019 (A) (B)	596	596
Starwood Retail Property Trust, Ser 2014, Cl A
1.376%, 11/15/2027	585	585

		5,541

Total Asset-Backed Securities (Cost $26,689) ($ Thousands)		26,746

FOREIGN BONDS — 1.7%
Asciano Finance
5.000%, 04/07/2018 (A)	130	141
Bank of Ireland
2.063%, 09/22/2015 (A) (B)	425	362
Barclays Bank
6.625%, 03/30/2022	145	232
Basell Finance
8.100%, 03/15/2027 (A)	70	94
BNP Paribas
5.186%, 06/29/2049 (A) (B)	165	166
BPCE
5.700%, 10/22/2023 (A)	234	251
Cia Minera Milpo SAA
4.625%, 03/28/2023 (A)	280	277
CNOOC Finance
3.000%, 05/09/2023	320	307
Comcel Trust
6.875%, 02/06/2024 (A)	315	335
Credit Agricole
7.875%, 01/23/2024 (A) (B)	216	224
Credit Suisse
6.500%, 08/08/2023 (A)	457	504
Danske Bank
5.684%, 12/31/2049 (B)	182	292
Delhaize Group
6.500%, 06/15/2017	115	128
Deutsche Telekom International Finance
4.875%, 03/06/2042 (A)	355	376
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (A)	296	312

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Globo Comunicacao e Participacoes
5.307%, 05/11/2017 (A) (C)	200	$211
HBOS Capital Funding
4.939%, 05/29/2049 (B)	317	394
ING Bank
2.000%, 09/25/2015 (A)	220	222
Korea National Oil
3.125%, 04/03/2017 (A)	200	207
Marfrig Overseas
9.500%, 05/04/2020 (A)	160	171
MCE Finance
5.000%, 02/15/2021 (A)	250	241
Minsur
6.250%, 02/07/2024 (A)	609	670
Nomura Holdings
2.000%, 09/13/2016	248	251
Numericable Group
5.375%, 05/15/2022 (A)	223	292
Odebrecht Finance
5.250%, 06/27/2029 (A)	369	332
Petrobras International Finance
5.750%, 01/20/2020	702	720
Petroleos Mexicanos
3.500%, 07/18/2018 (A)	248	257
Petronas Capital
5.250%, 08/12/2019	125	141
Rogers Communications
4.000%, 06/06/2022	20	19
Royal Bank of Scotland
9.500%, 03/16/2022 (B)	35	40
Sinopec Group Overseas Development 2013
4.375%, 10/17/2023 (A)	700	741
Skandinaviska Enskilda Banken
5.471%, 03/29/2049 (A) (B)	240	242
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (A)	280	270
Societe Generale
5.922%, 04/05/2017 (A) (B)	100	104
4.196%, 01/26/2015 (B)	130	162
Standard Chartered
4.000%, 07/12/2022 (B)	465	477
Talent Yield Investments
4.500%, 04/25/2022 (A)	1,012	1,064
Telecom Italia Capital
7.175%, 06/18/2019	60	68
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	14	15
Telefonica Emisiones SAU
5.462%, 02/16/2021	70	79
Trust F
5.250%, 12/15/2024‡(A)	630	662

236	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Description		Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)

Virgolino de Oliveira Finance
10.500%, 01/28/2018 (A)		500	$65

Total Foreign Bonds (Cost $12,016) ($ Thousands)			12,118

SOVEREIGN DEBT — 0.3%
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	BRL	4,890	1,826
Qatar Government International Bond
4.500%, 01/20/2022 (A)		200	220

Total Sovereign Debt (Cost $2,076) ($ Thousands)			2,046

PREFERRED STOCK — 0.0%

Financials — 0.0%
Allstate (B)		750	19

Total Preferred Stock (Cost $19) ($ Thousands)			19

U.S. TREASURY OBLIGATIONS — 66.6%
U.S. Treasury Bills (D)
0.018%, 02/05/2015		26,800	26,799
0.015%, 01/29/2015		3,500	3,500
0.010%, 12/26/2014		11,500	11,500
0.005%, 01/22/2015		75,400	75,399
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017		11,610	12,607
2.500%, 07/15/2016		44,591	47,019
2.375%, 01/15/2017		6,226	6,618
2.125%, 01/15/2019		13,444	14,689
2.000%, 01/15/2016		12,760	13,106
1.875%, 07/15/2015		7,245	7,340
1.625%, 01/15/2018		22,794	24,190
0.125%, 04/15/2016		42,987	43,270
0.125%, 04/15/2017		62,312	63,096
0.125%, 04/15/2018		78,361	79,150
0.125%, 04/15/2019		55,657	55,918

Total U.S. Treasury Obligations (Cost $487,459) ($ Thousands)			484,201

TIME DEPOSITS — 2.1%
Brown Brothers Harriman
4.250%, 12/01/2014	ZAR	—	—
1.512%, 12/01/2014	AUD	—	—
0.206%, 12/01/2014	CAD	80	70
0.089%, 12/01/2014	GBP	—	—
0.030%, 12/01/2014		15,363	15,363
0.005%, 12/01/2014	HKD	—	—

Description		Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)

0.005%, 12/01/2014	JPY	24	$—
0.005%, 12/01/2014	SEK	—	—
0.005%, 12/01/2014	SGD	—	—
(0.105)%, 12/01/2014	EUR	—	—

Total Time Deposits (Cost $15,433) ($ Thousands)			15,433

Total Investments — 114.1% (Cost $818,849) ($ Thousands)			$829,350

COMMON STOCK SOLD SHORT — (14.8)%

Consumer Discretionary — (6.7)%
Amazon.com*		(1,200)	(406)
American Axle & Manufacturing Holdings*		(8,300)	(177)
ANN*		(1,900)	(70)
Arctic Cat		(25,600)	(846)
bebe stores		(196,000)	(592)
Big 5 Sporting Goods		(27,700)	(363)
Black Diamond*		(19,100)	(174)
Bob Evans Farms		(51,300)	(2,788)
Cabela’s*		(81,900)	(4,442)
Callaway Golf		(62,500)	(463)
Carmax*		(17,300)	(986)
Carmike Cinemas*		(5,400)	(160)
Chuy’s Holdings*		(45,400)	(972)
Crocs*		(2,700)	(36)
Cumulus Media, Cl A*		(71,300)	(285)
Destination XL Group*		(40,800)	(211)
Dixie Group*		(51,600)	(395)
Dorman Products*		(4,400)	(208)
DreamWorks Animation SKG, Cl A*		(72,200)	(1,721)
Drew Industries		(3,100)	(146)
EVINE Live*		(49,100)	(302)
Federal-Mogul Holdings, Cl A*		(6,000)	(93)
Ford Motor		(256,300)	(4,032)
Fox Factory Holding*		(28,700)	(394)
Fuel Systems Solutions*		(88,200)	(871)
General Motors		(3,700)	(124)
GNC Holdings, Cl A		(17,000)	(752)
Gray Television*		(52,800)	(549)
Groupon, Cl A*		(325,000)	(2,447)
Harley-Davidson		(23,500)	(1,637)
Johnson Controls		(8,100)	(405)
Lifetime Brands		(1,500)	(22)
M/I Homes*		(11,500)	(264)
Mattel		(47,800)	(1,508)
MDC Holdings		(15,300)	(403)
Motorcar Parts & Accessories*		(33,800)	(1,141)
Movado Group		(11,000)	(316)
NetFlix*		(2,300)	(797)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	237

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2014

Description	Shares	Market Value ($ Thousands)

New Home*	(2,000)	$(29)
New York*	(9,800)	(27)
Nexstar Broadcasting Group, Cl A	(4,700)	(241)
Pep Boys-Manny Moe & Jack*	(33,000)	(321)
Perry Ellis International*	(7,200)	(190)
Pier 1 Imports	(84,100)	(1,160)
Pinnacle Entertainment*	(102,200)	(2,544)
Remy International	(3,500)	(64)
RetailMeNot*	(116,400)	(1,714)
Ryland Group	(35,200)	(1,377)
Scientific Games, Cl A*	(176,400)	(2,671)
Sears Hometown and Outlet Stores*	(2,600)	(34)
SeaWorld Entertainment	(56,500)	(943)
Standard Pacific*	(136,000)	(1,027)
Stoneridge*	(44,100)	(479)
Superior Industries International	(2,600)	(47)
Town Sports International Holdings	(47,100)	(318)
TRI Pointe Homes*	(169,500)	(2,587)
TripAdvisor*	(5,800)	(427)
UCP, Cl A*	(3,900)	(44)
Vitamin Shoppe*	(15,600)	(747)
VOXX International, Cl A*	(23,200)	(195)
William Lyon Homes, Cl A*	(7,100)	(146)

		(48,830)

Financials — (1.1)%
Bancorp*	(36,200)	(324)
eHealth*	(77,600)	(2,008)
Ezcorp, Cl A*	(32,100)	(349)
Ocwen Financial*	(185,100)	(4,246)
Regional Management*	(19,600)	(266)
WisdomTree Investments	(43,600)	(662)

		(7,855)

Industrials — (1.5)%
Ameresco, Cl A*	(35,400)	(273)
American Science & Engineering	(1,800)	(88)
Armstrong World Industries*	(5,500)	(275)
Barrett Business Services	(7,900)	(172)
Chart Industries*	(28,900)	(1,147)
Copa Holdings, Cl A	(7,200)	(806)
Hub Group, Cl A*	(10,800)	(406)
Layne Christensen*	(7,300)	(52)
LMI Aerospace*	(19,200)	(269)
Manitowoc	(7,000)	(141)
Ply Gem Holdings*	(8,200)	(103)
Powell Industries	(7,000)	(298)
Power Solutions International*	(6,700)	(440)
PowerSecure International*	(146,800)	(1,471)
Scorpio Bulkers*	(115,800)	(379)
Shiloh*	(2,400)	(39)
UTi Worldwide*	(356,300)	(4,205)
Wesco Aircraft Holdings*	(15,700)	(220)

		(10,784)

Description	Shares	Market Value ($ Thousands)

Information Technology — (3.8)%
Apple	(9,500)	$(1,130)
Applied Micro Circuits*	(571,000)	(3,375)
Applied Optoelectronics*	(14,700)	(160)
Audience*	(22,000)	(77)
CalAmp*	(29,600)	(553)
CommScope Holding*	(40,100)	(890)
Cray*	(26,500)	(890)
CUI Global*	(10,600)	(78)
Digi International*	(6,300)	(45)
Dot Hill Systems*	(32,100)	(149)
Electro Scientific Industries	(28,600)	(205)
Entropic Communications*	(429,800)	(1,023)
Exar*	(24,400)	(223)
Extreme Networks*	(499,900)	(1,810)
Finisar*	(104,800)	(1,787)
Immersion*	(48,200)	(418)
Intevac*	(36,400)	(258)
Ixia*	(40,900)	(424)
JDS Uniphase*	(168,300)	(2,245)
Kemet*	(22,300)	(90)
Knowles*	(23,700)	(495)
Kopin*	(17,800)	(61)
MaxLinear, Cl A*	(18,300)	(133)
Maxwell Technologies*	(102,200)	(1,052)
Nanometrics*	(23,100)	(343)
NeoPhotonics*	(21,700)	(73)
Numerex, Cl A*	(3,600)	(40)
Procera Networks*	(180,100)	(1,235)
Radisys*	(28,500)	(68)
Silicon Graphics International*	(95,600)	(919)
SunEdison*	(195,200)	(4,226)
Ultratech*	(83,200)	(1,620)
Veeco Instruments*	(31,800)	(1,190)
ViaSat*	(800)	(53)
Vitesse Semiconductor*	(40,500)	(134)

		(27,472)

Materials — (1.7)%
Advanced Emissions Solutions*	(61,100)	(1,222)
Allegheny Technologies	(6,200)	(209)
AM Castle*	(28,400)	(214)
American Vanguard	(230,900)	(2,514)
Axiall	(22,800)	(987)
Carpenter Technology	(15,700)	(792)
Coeur Mining*	(126,600)	(520)
H.B. Fuller	(25,900)	(1,119)
Horsehead Holding*	(13,200)	(206)
Koppers Holdings	(10,300)	(300)
Louisiana-Pacific*	(291,000)	(4,435)
LSB Industries*	(4,900)	(162)
Wausau Paper	(17,800)	(177)

		(12,857)

Total Common Stock Sold Short (Proceeds $109,698) ($ Thousands)		(107,798)

238	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude	64	Dec-2014	$(602)
Brent Crude	226	Feb-2015	(2,650)
Brent Crude	(121)	Nov-2015	2,300
Cattle Feeder	(34)	Jan-2015	(217)
Coffee	109	Mar-2015	(47)
Copper	27	Mar-2015	(116)
Corn	508	Mar-2015	100
Cotton No. 2	(297)	Mar-2015	106
Crude Oil	142	Dec-2014	(2,225)
Gasoline	40	Dec-2014	(411)
Gold	110	Feb-2015	68
Heating Oil	57	Dec-2014	(910)
Lean Hogs	84	Feb-2015	(91)
Live Cattle	47	Feb-2015	–
LME Lead	34	Jan-2015	(33)
LME Nickel	128	Jan-2015	(87)
MINI MSCI EAFE	(123)	Dec-2014	275
Natural Gas	331	Dec-2014	143
Palladium	89	Mar-2015	345
Platinum	114	Jan-2015	(850)
PRI LME Aluminum	132	Jan-2015	163
S&P 500 Index EMINI	(117)	Dec-2014	(525)
Silver	114	Mar-2015	(111)
Soybean	(81)	Nov-2015	116
Soybean Meal	98	Jan-2015	502
Soybean Oil	181	Jan-2015	(126)
Sugar	340	Feb-2015	(450)
Ten Year Note	(140)	Mar-2015	(146)
U.S. 2-Year Treasury Note	(4)	Mar-2015	(1)
U.S. 5-Year Treasury Note	(100)	Mar-2015	(59)
U.S. Long Treasury Bond	(30)	Mar-2015	(75)
U.S. Ultra Long Treasury Bond	8	Mar-2015	31
Wheat	270	Mar-2015	671
Zinc LME	96	Jan-2015	(135)

			$(5,047)

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.
A list of the open forward foreign currency contracts held by the Fund at November 30, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
12/5/14	JPY	197,269	USD	1,823	$161
12/12/14	AUD	3,229	USD	2,835	81
12/18/14	GBP	109	USD	173	2
1/5/15-1/15/15	BRL	4,847	USD	1,890	27
1/9/15	EUR	3,879	USD	4,870	34
1/14/15	CAD	3,999	USD	3,521	17
1/15/15	MXN	103,640	USD	7,607	170

					$492

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Bank of America	$(6,485)	$6,640	$155
BNP Paribas	(1,662)	1,823	161
Goldman Sachs	(10,090)	10,244	154
HSBC	(329)	331	2
JPMorgan Chase Bank	(157)	160	3
Societe Generale	(3,504)	3,521	17

			$492

For the period ended November 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date		Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse	3-Month USD - LIBOR	1.75%	10/31/19		3,860	$27
Morgan Stanley	3-Month USD - LIBOR	3.31%	5/6/34		1,650	145
Morgan Stanley	3-Month NZD - BKBM	4.63%	9/25/24	NZD	3,400	(69)
Morgan Stanley	3-Month USD - LIBOR	2.69%	9/24/24		2,470	96
Morgan Stanley	3-Month USD - LIBOR	2.67%	7/18/24		1,710	73
Morgan Stanley	2.67%	3-Month USD - LIBOR	7/10/24		2,130	(94)
Morgan Stanley	2.63%	3-Month USD - LIBOR	7/2/24		3,360	(137)
Morgan Stanley	3-Month USD - LIBOR	2.63%	5/29/24		1,630	50
Morgan Stanley	2.63%	3-Month USD - LIBOR	5/23/24		4,050	(125)
Morgan Stanley	2.82%	3-Month USD - LIBOR	4/28/24		2,770	(138)
Morgan Stanley	2.89%	3-Month USD - LIBOR	2/14/24		1,780	(111)
Morgan Stanley	2.98%	3-Month USD - LIBOR	1/14/24		1,990	(145)
Morgan Stanley	2.24%	3-Month USD - LIBOR	6/25/21		1,680	(48)
Morgan Stanley	3-Month USD - LIBOR	1.94%	10/7/19		4,750	84
Morgan Stanley	1.99%	3 Month CAD - CDOR	10/3/19	CAD	6,220	(61)
Morgan Stanley	3-Month NZD - BKBM	4.39%	9/25/19	NZD	5,070	57
Morgan Stanley	0.54%	3-Month USD - LIBOR	5/6/16		44,600	(51)

						$(447)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	239

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Concluded)

November 30, 2014

A list of the open OTC swap agreements held by the Fund at November 30, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	1.10%	3 Month USD - LIBOR	2/21/17	$500	$(5)
Credit Suisse	3-Month USD - LIBOR	2.09%	3/12/22	250	3
Morgan Stanley	2.80%	3 Month USD - LIBOR	3/6/42	330	1
Morgan Stanley	2.81%	3 Month USD - LIBOR	2/21/42	450	—

					$(1)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date		Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	Societe Generale	Sell	3.00	12/20/17	EUR	(200)	$14
Credit Suisse	Kohl’s Corporation	Sell	1.00	6/20/19		(379)	5
Credit Suisse	Kohl’s Corporation	Sell	1.00	6/20/19		(153)	2
Credit Suisse	Kohl’s Corporation	Sell	1.00	6/20/19		(155)	2
Credit Suisse	Kohl’s Corporation	Sell	1.00	6/20/19		(223)	2
Deutsche Bank	Anadarko Petroleum Corporation	Sell	1.00	9/20/17		(170)	6

							$31

For the period ended November 30, 2014, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $727,000 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2014.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2014. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on securities sold short.

AUD — Australian Dollar

BKBM — New Zealand Bank Bill Benchmark

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl	— Class

CMO	— Collateralized Mortgage Obligation

EAFE	— Europe, Australasia and Far East

EUR	— Euro

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GBP	— British Pound Sterling
HKD	— Hong Kong Dollar

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Company

MSCI	— Morgan Stanley Capital International

MTN	— Medium Term Note

MXN	— Mexican Peso

NZD	— New Zealand Dollar

OTC	— Over the Counter

PLC	— Public Limited Company

S&P	— Standard & Poor’s

SEK	— Swedish Krona

Ser	— Series

SGD	— Singapore Dollar

ZAR	— South African Rand

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$214,746	$—	$—	$214,746
Corporate Obligations	—	41,142	—	41,142
Mortgage-Backed Securities	—	32,899	—	32,899
Asset-Backed Securities	—	26,746	—	26,746
Foreign Bonds	—	12,118	—	12,118
Sovereign Debt	—	2,046	—	2,046
Preferred Stock	—	19	—	19
U.S. Treasury Obligations	—	484,201	—	484,201
Time Deposits	—	15,433	—	15,433

Total Investments in Securities	$214,746	$614,604	$—	$829,350

240	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(107,798)	$—	$—	$(107,798)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$4,820	$—	$—	$4,820
Unrealized Depreciation	(9,867)	—	—	(9,867)
Forwards Contracts*
Unrealized Appreciation	—	492	—	492
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	532	—	532
Unrealized Depreciation	—	(979)	—	(979)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	4	—	4
Unrealized Depreciation	—	(5)	—	(5)
Credit Default Swaps*
Unrealized Appreciation	—	31	—	31
Reverse Repurchase Agreements	—	(124,191)	—	(124,191)

Total Other Financial Instruments	$(5,047)	$(124,116)	$—	$(129,163)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “ — “ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	241

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2014

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund
ASSETS:
Investments at value†	$2,385,513	*	$126,389		$4,629,600	*	$1,897,367	*
Affiliated investment, at value††	102,893		3,111		209,849		86,175
Cash	186		—		133		—
Cash pledged as collateral for future contracts	—		—		2,200		—
Foreign currency, at value†††	—		—		—		—
Receivable for fund shares sold	927		6		71		7
Receivable for investment securities sold	3,230		315		—		162
Receivable for variation margin	—		1		—		—
Dividends and interest receivable	3,747		205		8,559		3,943
Foreign tax reclaim receivable	69		—		82		4
Prepaid expenses	18		1		50		20
Total Assets	2,496,583		130,028		4,850,544		1,987,678
LIABILITIES:
Payable upon return on securities loaned	66,333		—		67,687		60,772
Payable to custodian	—		—		—		145
Payable for investment securities purchased	1,697		658		6,725		—
Payable for fund shares redeemed	1,022		2		4,469		5,173
Payable for variation margin	—		9		286		104
Investment advisory fees payable	359		24		661		16
Chief Compliance Officer fees payable	3		—		5		2
Trustees fees payable	9		—		16		7
Accrued expense payable	20		6		82		34
Total Liabilites	69,443		699		79,931		66,253
Net Assets	$2,427,140		$129,329		$4,770,613		$1,921,425
†Cost of investments and repurchase agreements	1,715,644		102,214		3,826,382		1,028,140
††Cost of affiliated investments	102,893		3,111		209,849		85,932
†††Cost of foreign currency	—		—		—		—
* Includes market value of securities on loan	63,822		—		65,951		58,788
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,523,352		$101,736		$3,381,063		$949,023
Undistributed net investment income	5,712		301		12,131		6,266
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency	228,207		2,997		568,410		95,516
Net unrealized appreciation on investments	669,869		24,175		803,218		869,470
Net unrealized appreciation (depreciation) on futures contracts	—		120		5,795		1,150
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		(4)		—
Net Assets	$2,427,140		$129,329		$4,770,613		$1,921,425
Net Asset Value, Offering and Redemption Price Per Share — Class A	$24.26		$15.06		$15.86		$176.00
	($2,427,139,610 ÷ 100,046,224 shares	)	($129,328,686 ÷ 8,584,988 shares	)	($4,770,612,952 ÷ 300,826,579 shares	)	($1,921,425,288 ÷ 10,917,354 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

242	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund

$1,816,121	*	$552,684	*	$631,003	*	$278,958	*	$1,810,157	*	$1,324,861
24,165		61,151		120,896		38,949		367,394		19,919
223		—		6		52		33		—
—		—		—		—		—		—
—		—		—		—		—		294
150		235		2		230		46		11
4,165		221		3,835		1,275		7,064		—
—		—		—		—		—		—
3,947		588		437		207		1,547		3,021
14		—		—		—		—		1
11		9		7		3		20		13
1,848,796		614,888		756,186		319,674		2,186,261		1,348,120

16,500		45,827		93,050		27,839		287,100		—
—		149		—		—		—		—
3,508		254		4,231		1,098		5,954		—
563		180		259		107		1,058		4,563
40		191		178		118		336		37
14		19		252		103		702		240
1		1		1		—		2		1
3		2		3		1		7		4
5		10		12		4		31		15
20,634		46,633		97,986		29,270		295,190		4,860
$1,828,162		$568,255		$658,200		$290,404		$1,891,071		$1,343,260
1,692,081		490,017		537,709		237,203		1,392,987		1,044,197
24,165		61,007		120,896		38,949		367,394		19,919
—		—		—		—		—		302
15,917		43,302		88,440		26,552		276,077		—

$1,703,319		$491,748		$552,002		$228,054		$1,217,369		$921,972
5,461		1,156		1,171		361		7,014		4,004
(5,258)		12,297		11,747		19,906		248,650		135,914
124,040		62,811		93,294		41,755		417,170		280,664
600		243		(14)		328		869		712
—		—		—		—		(1)		(6)
$1,828,162		$568,255		$658,200		$290,404		$1,891,071		$1,343,260
$11.48		$13.27		$18.64		$13.10		$16.33		$15.95
($1,828,161,752 ÷ 159,229,503 shares	)	($568,254,746 ÷ 42,818,083 shares	)	($658,199,743 ÷ 35,302,525 shares	)	($290,403,555 ÷ 22,165,057 shares	)	($1,891,070,524 ÷ 115,820,867 shares	)	($1,343,260,309 ÷ 84,198,313 shares	)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	243

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2014

		World Equity Ex-US Fund		Screened World Equity Ex-US Fund	Emerging Markets Equity Fund	Opportunistic Income Fund
ASSETS:
Investments at value†		$6,581,892	*	$77,622	$177,727	$1,902,957
Affiliated investment, at value††		715,470		3,808	972	87,999
Cash		—		279	600	—
Foreign currency, at value†††		5,263		—	—	—
Cash pledged as collateral for forward foreign currency contracts, future contracts and swap contracts		—		—	—	45
Receivable for fund shares sold		1,095		—	16	24
Receivable for investment securities sold		25,172		744	1,682	515
Dividends and interest receivable		10,649		93	62	6,605
Receivable for variation margin		727		10	—	51
Foreign tax reclaim receivable		3,312		56	—	—
Unrealized gain on foreign spot currency contracts		7		—	2	—
Unrealized gain on forward foreign currency contracts		—		—	—	—
Swap contracts, at value ††††		—		—	—	—
Swaptions purchased, at value#		—		—	—	—
Prepaid expenses		82		1	—	49
Total Assets		7,343,669		82,613	181,061	1,998,245
LIABILITIES:
Payable upon return on securities loaned		464,455		—	—	—
Payable for investment securities purchased		30,631		775	2,032	23,907
Payable for fund shares redeemed		3,452		5	—	428
Income distribution payable		—		—	—	—
Swap contracts, at value††††		—		—	—	—
Options written, at value†††††		—		—	—	—
Payable to custodian		7,525		—	—	100
Foreign currency payable to custodian, at value†††		—		64	252	—
Payable for variation margin		1,001		14	—	40
Unrealized gain on foreign spot currency contracts		1		1	2	—
Unrealized gain on forward foreign currency contracts		—		—	—	—
Swaptions written, at value##		—		—	—	—
Investment advisory fees payable		1,787		19	92	385
Chief Compliance Officer fees payable		8		—	—	2
Trustees fees payable		24		—	—	7
Accrued expense payable		568		46	7	29
Accrued foreign capital gains tax on appreciated securities		580		—	—	—
Total Liabilites		510,032		924	2,385	24,898
Net Assets		$6,833,637		$81,689	$178,676	$1,973,347
†	Cost of investments and repurchase agreements	5,911,370		74,192	178,927	1,897,471
††	Cost of affiliated investments	715,470		3,808	972	87,999
†††	Cost of foreign currency	5,279		(58)	(252)	—
††††	Cost (premiums received)	—		—	—	—
†††††	Cost (premiums received)	—		—	—	—
#	Cost (proceeds)	—		—	—	—
##	Cost (premiums received)	—		—	—	—
*	Includes market value of securities on loan	440,822		—	—	—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)		$5,969,224		$86,899	$180,394	$2,001,220
Undistributed net investment income (Distributions in excess of net investment income)		113,043		1,290	2	18,910
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures contracts, swap contracts and foreign currency		75,208		(9,975)	(526)	(52,282)
Net unrealized appreciation (depreciation) on investments		670,522		3,430	(1,200)	5,486
Net unrealized appreciation on options		—		—	—	—
Net unrealized depreciation on swaptions		—		—	—	—
Net unrealized appreciation (depreciation) on futures contracts		6,800		61	—	13
Net unrealized depreciation on swap contracts		—		—	—	—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies		(580)		(16)	6	—
Accumulated foreign capital gains tax on appreciated securities		(580)		—	—	—
Net Assets		$6,833,637		$81,689	$178,676	$1,973,347
Net Asset Value, Offering and Redemption Price Per Share — Class A		$12.58		$9.40	$9.90	$8.27
		($6,833,636,605 ÷ 543,286,527 shares	)	($81,688,665 ÷ 8,689,004 shares )	($178,676,072 ÷ 18,045,610 shares )	($1,973,346,842 ÷ 238,686,891 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

244	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund	Long Duration Corporate Bond Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund

$6,469,473 *	$2,147,193	$3,899,913	$3,094,689	$910,276	$1,709,103 *
673,083	83,900	29,963	29,208	10,328	14,889
3,247	—	305	422	—	6,593
820	—	—	—	—	—
1,449	510	268	—	126	1,195
1,915	511	5	—	—	460
462,458	8,009	6,177	19,526	7	5,708
30,370	33,870	39,555	35,186	1,799	27,134
1,082	57	1,265	662	1	147
—	—	8	—	—	—
—	—	—	—	—	216
504	—	—	—	—	18,556
1,140	—	109	—	—	1,734
1,144	—	—	—	—	—
37	24	47	31	9	18
7,646,722	2,274,074	3,977,615	3,179,724	922,546	1,785,753

280,654	—	—	—	—	14,889
1,069,759	25,584	11,946	17,471	23,230	23,303
1,550	1,409	5,981	—	4,162	853
213	364	402	—	6	—
1,309	—	312	—	—	2,211
158	—	—	—	—	—
—	552	—	—	—	—
—	—	—	—	—	54
1,916	—	365	362	24	93
—	—	—	—	—	137
551	—	—	—	—	15,113
254	—	—	—	—	—
566	520	421	329	74	526
7	3	5	3	1	2
23	8	14	10	3	6
103	81	85	57	25	305
—	—	—	—	—	—
1,357,063	28,521	19,531	18,232	27,525	57,492
$6,289,659	$2,245,553	$3,958,084	$3,161,492	$895,021	$1,728,261
6,265,586	2,159,601	3,571,794	2,962,091	909,634	1,778,880
673,083	83,900	29,963	29,208	10,328	14,889
799	—	—	—	—	—
2,295	(1,043)	—	—	—	—
263	—	—	—	—	—
3,090	—	—	—	—	—
795	—	—	—	—	—
273,955	—	—	—	—	14,215

$6,101,325	$2,210,673	$3,634,833	$3,034,911	$895,998	$1,823,145
(3,054)	20,247	(1,167)	(47)	(614)	(4,840)
(6,529)	27,306	(5,610)	(6,853)	(940)	(22,294)
203,887	(12,408)	328,119	132,598	642	(69,777)
105	—	—	—	—	—
(1,405)	—	—	—	—	—
(3,665)	—	2,832	883	(65)	(68)
(979)	(265)	(923)	—	—	(477)
(26)	—	—	—	—	2,572
—	—	—	—	—	—
$6,289,659	$2,245,553	$3,958,084	$3,161,492	$895,021	$1,728,261
$10.63	$9.63	$9.12	$10.37	$10.02	$10.16
($6,289,659,462 ÷ 591,639,987 shares )	($2,245,552,733 ÷ 233,152,604 shares )	($3,958,084,019 ÷ 433,814,396 shares )	($3,161,492,237 ÷ 304,827,666 shares )	($895,021,102 ÷ 89,317,985 shares )	($1,728,260,684 ÷ 170,187,762 shares )

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	245

Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2014

	Real Return Fund	Limited Duration Bond Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
ASSETS:
Investments at value†	$197,995	$211,805		$1,836,345		$829,350
Affiliated investment, at value††	—	19,706		—		—
Cash	—	582		—		124,006
Foreign currency, at value†††	—	—		—		7,407
Cash pledged as collateral for forward foreign currency contracts, future contracts and swap contracts	—	—		—		1,362
Receivable for fund shares sold	168	6		299		380
Receivable for investment securities sold	—	—		2,917		4,213
Dividends and interest receivable	662	579		4,012		2,139
Receivable for variation margin	—	—		—		1,421
Foreign tax reclaim receivable	—	1		11		24
Unrealized gain on forward foreign currency contracts	—	—		13,439		492
Swap contracts, at value††††	—	—		—		28
Options purchased, at value†††††	—	—		480		—
Prepaid expenses	2	1		20		7
Total Assets	198,827	232,680		1,857,523		970,829
LIABILITIES:
Payable for securities sold short@	—	—		—		107,798
Payable for investment securities purchased	—	19,992		3,432		4,206
Payable for fund shares redeemed	35	—		167		72
Income distribution payable	—	6		—		—
Swap contracts, at value††††	—	—		—		5
Reverse repurchase agreements	—	—		—		124,191
Payable to custodian	265	—		5		—
Payable for variation margin	—	—		—		7,350
Unrealized loss on forward foreign currency contracts	—	—		1,275		—
Investment advisory fees payable	10	19		90		143
Chief Compliance Officer fees payable	—	1		2		1
Trustees fees payable	1	1		6		2
Accrued expense payable	4	14		42		61
Total Liabilites	315	20,033		5,019		243,829
Net Assets	$198,512	$212,647		$1,852,504		$727,000
†Cost of investments and repurchase agreements	199,868	211,694		1,368,524		818,849
††Cost of affiliated investments	—	19,706		—		—
†††Cost of foreign currency	—	—		—		7,530
††††Cost (premiums received)	—	—		—		(7)
†††††Cost (proceeds)	—	—		1,297		—
@ Proceeds from securities sold short	—	—		—		109,698
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$202,685	$212,496		$1,322,352		$755,400
Undistributed net investment income (Distributions in excess of net investment income/Accumulated net investment loss)	293	(37)		9,610		(3,541)
Accumulated net realized gain (loss) on investments, option contracts, futures contracts, securities sold short, swap contracts and foreign currency	(2,593)	77		41,374		(32,231)
Net unrealized appreciation (depreciation) on investments and securities sold short	(1,873)	111		467,821		12,401
Net unrealized depreciation on option contracts	—	—		(817)		—
Net unrealized depreciation on futures contracts	—	—		—		(5,047)
Net unrealized depreciation on swap contracts	—	—		—		(417)
Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—		12,164		435
Net Assets	$198,512	$212,647		$1,852,504		$727,000
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.62	$10.01		$16.41		$8.89
	($198,512,229 ÷ 20,635,998 shares )	($212,647,281 ÷ 21,249,246 shares	)	($1,852,504,348 ÷ 112,913,263 shares	)	($726,999,835 ÷ 81,785,697 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

246	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

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Statements of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2014

	Large Cap Fund	Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund
Investment Income
Dividends	$17,334	$1,183	$39,941	$18,382
Dividends from Affiliated Investments	4	—	8	4
Interest Income	1	—	2	5
Security Lending Income — Net	105	—	151	124
Less: Foreign Taxes Withheld	(40)	(6)	(34)	(5)
	17,404	1,177	40,068	18,510
Expenses:
Investment Advisory Fees	4,823	273	9,379	1,613
Administration Fees	603	34	1,172	474
Trustee Fees	14	1	27	11
Chief Compliance Officer Fees	6	—	12	5
Custodian/Wire Agent Fees	64	5	138	56
Professional Fees	39	2	75	30
Printing Fees	9	1	18	7
Registration Fees	9	1	18	7
Interest Expense	—	—	1	—
Other Expenses	22	3	46	22
Total Expenses	5,589	320	10,886	2,225
Less:
Waiver of Investment Advisory Fees	(2,652)	(122)	(5,393)	(1,518)
Waiver of Administration Fees	(603)	(34)	(1,172)	(474)
Fees Paid Indirectly(1)	(98)	—	(17)	(20)
Net Expenses	2,236	164	4,304	213
Net Investment Income	15,168	1,013	35,764	18,297
Net Realized and Unrealized Gain (Loss) on:
Investments	101,675	4,888	228,006	30,319
Futures Contracts	511	455	4,556	3,117
Foreign Currency Transactions	—	—	(14)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	54,284	4,119	85,068	97,085
Futures Contracts	(89)	(112)	3,108	(385)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	(4)	—
Net Increase in Net Assets Resulting From Operations	$171,549	$10,363	$356,484	$148,433

(1)	See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

248	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Managed Volatility Fund

$11,497	$3,942	$3,373	$1,308	$10,357	$16,256
1	3	1	1	4	2
—	—	—	—	1	—
9	306	433	111	498	—
—	(5)	(6)	(1)	(16)	(117)
11,507	4,246	3,801	1,419	10,844	16,141

158	331	2,215	919	6,084	4,124
263	138	170	71	468	317
5	3	4	1	10	7
2	1	2	1	5	3
11	14	21	7	54	34
15	9	11	4	30	20
6	2	3	1	7	5
5	—	3	2	7	4
—	—	—	—	—	—
17	10	10	5	21	12
482	508	2,439	1,011	6,686	4,526

(105)	(221)	(648)	(311)	(1,872)	(2,728)
(263)	(138)	(170)	(71)	(468)	(317)
(1)	—	(7)	(2)	(26)	—
113	149	1,614	627	4,320	1,481
11,394	4,097	2,187	792	6,524	14,660

(6,403)	5,685	20,027	6,530	114,574	46,641
—	(79)	(368)	(532)	(242)	2,265
1,185	—	—	—	—	5

87,171	15,840	5,080	5,626	(29,547)	53,444
(47)	286	234	280	614	(320)

—	—	—	—	—	(12)
$93,300	$25,829	$27,160	$12,696	$91,923	$116,683

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	249

Statements of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2014

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Emerging Markets Equity Fund(2)	Opportunistic Income Fund
Investment Income
Dividends	$69,092	$867	$105	$162
Dividends from Affiliated Investments	11	—	—	4
Interest Income	30	—	—	28,286
Security Lending Income — Net	3,893	—	—	—
Less: Foreign Taxes Withheld	(6,262)	(94)	(4)	—
	66,764	773	101	28,452
Expenses:
Investment Advisory Fees	19,031	261	138	4,358
Administration Fees	1,730	20	7	484
Trustee Fees	39	—	—	11
Chief Compliance Officer Fees	18	—	—	5
Custodian/Wire Agent Fees	312	31	3	48
Professional Fees	111	1	1	30
Printing Fees	26	—	—	7
Registration Fees	32	—	2	5
Overdraft Fees	13	—	—	—
Other Expenses	72	9	1	58
Total Expenses	21,384	322	152	5,006
Less:
Waiver of Investment Advisory Fees	(7,959)	(148)	(46)	(2,034)
Waiver of Administration Fees	(1,730)	(20)	(7)	(484)
Fees Paid Indirectly(1)	(22)	—	—	—
Net Expenses	11,673	154	99	2,488
Net Investment Income	55,091	619	2	25,964
Net Realized and Unrealized Gain (Loss) on:
Investments	141,710	2,901	(644)	(80)
Futures Contracts	(6,299)	103	—	(65)
Written Options	—	—	—	—
Swap Contracts	—	—	—	—
Foreign Currency Transactions	(3,286)	(54)	118	(1)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(351,384)	(6,048)	(1,200)	(9,585)
Futures Contracts	5,837	(15)	—	(67)
Written Options	—	—	—	—
Purchased and Written Swaptions	—	—	—	—
Swap Contracts	—	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(230)	(11)	6	—
Net Increase (Decrease) in Net Assets Resulting From Operations	$(158,561)	$(2,505)	$(1,718)	$16,166

(1)	See Note 6 in the Notes to Financial Statements.
(2)	Commenced operations on October 31, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

250	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund	Long Duration Corporate Bond Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund

$—	$1,311	$—	$—	$—	$—
18	5	2	2	—	—
85,576	69,079	84,123	65,435	4,184	50,841
296	—	—	—	—	19
(4)	(17)	(4)	—	—	(534)
85,886	70,378	84,121	65,437	4,184	50,326

9,195	5,457	6,011	4,455	619	7,146
1,533	560	1,002	743	206	420
34	12	22	16	5	9
16	6	10	7	2	4
175	63	106	73	18	156
98	36	63	46	13	26
23	8	15	11	3	6
22	11	10	14	6	8
—	—	—	—	—	15
293	101	71	79	66	64
11,389	6,254	7,310	5,444	938	7,854

(5,824)	(2,323)	(3,406)	(2,524)	(206)	(4,009)
(1,533)	(560)	(1,002)	(743)	(206)	(420)
—	—	—	—	—	—
4,032	3,371	2,902	2,177	526	3,425
81,854	67,007	81,219	63,260	3,658	46,901

40,464	17,173	44,472	21,795	275	13,902
(7,303)	(150)	10,525	4,542	(174)	(307)
698	—	—	—	—	—
(205)	(352)	(190)	—	—	1,266
5,077	—	—	—	—	(4,737)

19,817	(91,309)	53,093	23,918	(1,501)	(96,105)
(2,914)	—	2,805	841	(72)	158
547	—	—	—	—	—
(1,012)	—	—	—	—	—
(1,545)	144	(990)	—	—	(643)
(1,175)	—	—	—	—	(128)
$134,303	$(7,487)	$190,934	$114,356	$2,186	$(39,693)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	251

Statements of Operations/Consolidated Statements of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2014

	Real Return Fund	Limited Duration Bond Fund(1)	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Investment Income
Dividends	$—	$—	$17,148	$1,737
Interest Income	786	518	2	2,901
Less: Foreign Taxes Withheld	—	—	(19)	(1)
	786	518	17,131	4,637
Expenses:
Investment Advisory Fees	226	130	5,093	1,983
Administration Fees	51	26	424	180
Trustee Fees	1	1	9	4
Chief Compliance Officer Fees	1	1	4	2
Custodian/Wire Agent Fees	1	3	19	21
Professional Fees	3	2	26	11
Printing Fees	1	1	6	3
Registration Fees	1	5	6	—
Interest Expense on Reverse Repurchase Agreements	—	—	—	57
Dividend Expense on Securities Sold Short	—	—	—	405
Overdraft Fees	3	—	—	1
Other Expenses	2	6	15	188
Total Expenses	290	175	5,602	2,855
Less:
Waiver of Investment Advisory Fees	(164)	(65)	(4,584)	(1,088)
Waiver of Administration Fees	(51)	(26)	(424)	(180)
Net Expenses	75	84	594	1,587
Net Investment Income	711	434	16,537	3,050
Net Realized and Unrealized Gain (Loss) on:
Investments	(88)	77	909	(59)
Securities Sold Short	—	—	—	(6,470)
Futures Contracts	—	—	—	(23,486)
Purchased Options	—	—	6,471	(283)
Swap Contracts	—	—	—	211
Foreign Currency Transactions	—	—	56,824	1,005
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,325)	111	122,744	(5,375)
Securities Sold Short	—	—	—	1,350
Futures Contracts	—	—	—	(2,430)
Purchased Options	—	—	741	—
Swap Contracts	—	—	—	(323)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	3,813	430
Net Increase (Decrease) in Net Assets Resulting From Operations	$(2,702)	$622	$208,039	$(32,380)

(1)	Commenced operations on July 31, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

252	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

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Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2014 (unaudited) and the year or period ended May 31, 2014

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund
	06/01/14 to 11/30/14	06/01/13 to 05/31/14	06/01/14 to 11/30/14	06/01/13 to 05/31/14	06/01/14 to 11/30/14	06/01/13 to 05/31/14
Operations:
Net Investment Income	$15,168	$29,230	$1,013	$3,006	$35,764	$81,200
Net Realized Gain (Loss) from Investments and Futures Contracts	102,186	249,266	5,343	76,888	232,548	859,646
Net Realized Gain on Foreign Currency Transactions	—	—	—	—	—	16
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	54,195	127,188	4,007	(24,811)	88,172	(15,341)
Net Increase in Net Assets Resulting from Operations	171,549	405,684	10,363	55,083	356,484	925,521
Dividends and Distributions From:
Net Investment Income:
Class A	(15,357)	(28,887)	(818)	(2,968)	(33,903)	(70,879)
Net Realized Gains:
Class A	—	(196,027)	—	—	—	(284,707)
Total Dividends and Distributions	(15,357)	(224,914)	(818)	(2,968)	(33,903)	(355,586)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	230,192	712,342	2,174	24,012	197,080	483,241
Reinvestment of Dividends & Distributions	14,929	217,467	681	2,772	33,347	348,910
Cost of Shares Redeemed	(279,387)	(703,202)	(21,796)	(249,751)	(404,611)	(2,280,185)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(34,266)	226,607	(18,941)	(222,967)	(174,184)	(1,448,034)
Net Increase (Decrease) in Net Assets	121,926	407,377	(9,396)	(170,852)	148,397	(878,099)
Net Assets:
Beginning of Period	2,305,214	1,897,837	138,725	309,577	4,622,216	5,500,315
End of Period	$2,427,140	$2,305,214	$129,329	$138,725	$4,770,613	$4,622,216
Undistributed Net Investment Income Included in Net Assets at Period End	$5,712	$5,901	$301	$106	$12,131	$10,270
(1)	See Note 7 in the Notes to Financial Statements for additional information.
(2)	Commenced operations on December 18, 2013.
(3)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

254	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Large Cap Index Fund		S&P 500 Index Fund(2)		Extended Market Index Fund		Small Cap Fund
06/01/14 to 11/30/2014	06/01/13 to 05/31/14	06/01/14 to 11/30/2014	12/18/13 to 05/31/14	06/01/14 to 11/30/2014	06/01/13 to 05/31/14	06/01/14 to 11/30/2014	06/01/13 to 05/31/14

$18,297	$38,572	$11,394	$5,568	$4,097	$4,852	$2,187	$5,105
33,436	112,407	(6,403)	(453)	5,606	9,078	19,659	131,199
—	—	1,185	438	—	—	—	—
96,700	234,795	87,124	37,516	16,126	39,529	5,314	(11,323)
148,433	385,774	93,300	43,069	25,829	53,459	27,160	124,981

(18,050)	(39,793)	(8,929)	(2,597)	(4,019)	(4,224)	(1,451)	(6,428)

—	(30,168)	—	—	—	(2,426)	—	—
(18,050)	(69,961)	(8,929)	(2,597)	(4,019)	(6,650)	(1,451)	(6,428)

113,469	400,402	1,129,613 (3)	847,703	93,163	362,728	27,021	58,141
17,986	68,805	8,696	2,493	4,009	6,632	1,201	5,346
(246,022)	(1,093,499)	(231,109)	(54,077)	(64,010)	(76,993)	(88,285)	(268,462)
(114,567)	(624,292)	907,200	796,119	33,162	292,367	(60,063)	(204,975)
15,816	(308,479)	991,571	836,591	54,972	339,176	(34,354)	(86,422)

1,905,609	2,214,088	836,591	—	513,283	174,107	692,554	778,976
$1,921,425	$1,905,609	$1,828,162	$836,591	$568,255	$513,283	$658,200	$692,554
$6,266	$6,019	$5,461	$2,996	$1,156	$1,078	$1,171	$435

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	255

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2014 (unaudited) and the year ended May 31, 2014

	Small Cap II Fund		Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund
	06/01/14 to 11/30/14	06/01/13 to 05/31/14	06/01/14 to 11/30/14	06/01/13 to 05/31/14	06/01/14 to 11/30/14	06/01/13 to 05/31/14
Operations:
Net Investment Income	$792	$1,129	$6,524	$10,805	$14,660	$25,301
Net Realized Gain (Loss) from Investments and Futures Contracts	5,998	32,321	114,332	274,919	48,906	141,153
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	7	5	(62)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	5,906	486	(28,933)	89,262	53,124	60,276
Net Change in Unrealized Depreciation on Foreign Cap Gains Tax	—	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	—	—	(1)	(12)	6
Net Increase (Decrease) in Net Assets Resulting from Operations	12,696	33,936	91,923	374,992	116,683	226,674
Dividends and Distributions From:
Net Investment Income:
Class A	(749)	(1,119)	(4,617)	(13,895)	(14,423)	(25,557)
Net Realized Gains:
Class A	—	(25,584)	—	(320,629)	—	(94,547)
Total Dividends and Distributions	(749)	(26,703)	(4,617)	(334,524)	(14,423)	(120,104)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	46,994	145,303	102,334	229,408	116,894	224,022
Reinvestment of Dividends & Distributions	720	24,904	4,552	331,178	14,121	118,271
Cost of Shares Redeemed	(21,692)	(146,702)	(132,397)	(925,523)	(126,539)	(358,319)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	26,022	23,505	(25,511)	(364,937)	4,476	(16,026)
Net Increase (Decrease) in Net Assets	37,969	30,738	61,795	(324,469)	106,736	90,544
Net Assets:
Beginning of Period	252,435	221,697	1,829,276	2,153,745	1,236,524	1,145,980
End of Period	$290,404	$252,435	$1,891,071	$1,829,276	$1,343,260	$1,236,524
Undistributed Net Investment Income Included in Net Assets at Period End	$361	$318	$7,014	$5,107	$4,004	$3,767
(1)	See Note 7 in the Notes to Financial Statements for additional information.
(2)	Commenced operations on October 31, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

256	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Emerging Markets Equity Fund(2)	Opportunistic Income Fund
06/01/14 to 11/30/14	06/01/13 to 05/31/14	06/01/14 to 11/30/14	06/01/13 to 05/31/14	10/31/14 to 11/30/14	06/01/14 to 11/30/14	06/01/13 to 05/31/14

$55,091	$130,495	$619	$1,206	$2	$25,964	$35,946
135,411	441,914	3,004	2,651	(644)	(145)	(9,332)
(3,286)	(1,722)	(54)	15	118	(1)	—
(345,547)	326,771	(6,063)	4,817	(1,200)	(9,652)	17,768
—	(503)	—	—	—	—	—
(230)	199	(11)	7	6	—	—
(158,561)	897,154	(2,505)	8,696	(1,718)	16,166	44,382

—	(149,128)	—	(1,227)	—	(25,087)	(31,408)

—	—	—	—	—	—	—
—	(149,128)	—	(1,227)	—	(25,087)	(31,408)

735,229	1,481,341	10,354	16,386	181,157	301,047	1,093,631
—	145,529	—	846	—	24,518	30,893
(466,159)	(1,844,620)	(3,277)	(10,105)	(763)	(219,148)	(258,169)
269,070	(217,750)	7,077	7,127	180,394	106,417	866,355
110,509	530,276	4,572	14,596	178,676	97,496	879,329

6,723,128	6,192,852	77,117	62,521	—	1,875,851	996,522
$6,833,637	$6,723,128	$81,689	$77,117	$178,676	$1,973,347	$1,875,851
$113,043	$57,952	$1,290	$671	$2	$18,910	$18,033

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	257

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2014 (unaudited) and the year ended May 31, 2014

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund
	06/01/14 to 11/30/2014	06/01/13 to 05/31/14	06/01/14 to 11/30/2014	06/01/13 to 05/31/14	06/01/14 to 11/30/2014	06/01/13 to 05/31/14
Operations:
Net Investment Income	$81,854	$169,392	$67,007	$136,895	$81,219	$150,928
Net Realized Gain (Loss) from Investments, Written Options, Futures Contracts and Swap Contracts	33,654	(11,546)	16,671	47,959	54,807	(36,933)
Net Realized Gain (Loss) on Foreign Currency Transactions	5,077	(1,106)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased and Written Options, Futures Contracts and Swap Contracts	14,893	40,891	(91,165)	(26,103)	54,908	148,630
Net Change in Unrealized Depreciation on Foreign Currency Transactions	(1,175)	(268)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	134,303	197,363	(7,487)	158,751	190,934	262,625
Dividends and Distributions From:
Net Investment Income:
Class A	(83,466)	(177,685)	(66,404)	(135,226)	(80,961)	(150,249)
Net Realized Gains:
Class A	—	(23,149)	—	(34,630)	—	(18,009)
Total Dividends and Distributions	(83,466)	(200,834)	(66,404)	(169,856)	(80,961)	(168,258)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	936,297	1,896,737 (2)	324,189	418,542	366,238	1,288,121
Reinvestment of Dividends & Distributions	81,928	194,429	64,142	164,731	78,423	162,667
Cost of Shares Redeemed	(689,709)	(2,661,607)	(243,989)	(559,617)	(617,987)	(846,009)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	328,516	(570,441)	144,342	23,656	(173,326)	604,779
Net Increase (Decrease) in Net Assets	379,353	(573,912)	70,451	12,551	(63,353)	699,146
Net Assets:
Beginning of Period	5,910,306	6,484,218	2,175,102	2,162,551	4,021,437	3,322,291
End of Period	$6,289,659	$5,910,306	$2,245,553	$2,175,102	$3,958,084	$4,021,437
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income) Included in Net Assets at Period End	$(3,054)	$(1,442)	$20,247	$19,644	$(1,167)	$(1,425)
(1)	See Note 7 in the Notes to Financial Statements for additional information.
(2)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

258	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Long Duration Corporate Bond Fund		Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund
06/01/14 to 11/30/14	06/01/13 to 05/31/14	06/01/14 to 11/30/14	06/01/13 to 05/31/14	06/01/14 to 11/30/14	06/01/13 to 05/31/14	06/01/14 to 11/30/14	06/01/13 to 05/31/14

$63,260	$109,350	$3,658	$5,014	$46,901	$84,887	$711	$1,213

26,337	(25,055)	101	99	14,861	(26,199)	(88)	(492)
—	—	—	—	(4,737)	(42,846)	—	—
24,759	146,717	(1,573)	1,124	(96,590)	3,004	(3,325)	1,402

—	—	—	—	(128)	1,136	—	—
114,356	231,012	2,186	6,237	(39,693)	19,982	(2,702)	2,123

(63,285)	(109,485)	(4,266)	(5,851)	(44,645)	(44,045)	(1,584)	(900)

—	(13,203)	—	—	—	(17,116)	—	(2,005)
(63,285)	(122,688)	(4,266)	(5,851)	(44,645)	(61,161)	(1,584)	(2,905)

432,335	814,026 (2)	303,638	434,616	303,439	525,857	14,860	68,124
63,272	122,652	4,223	5,767	43,350	59,203	1,563	2,756
(205,443)	(307,697)	(128,959)	(245,163)	(130,290)	(359,674)	(21,203)	(114,372)
290,164	628,981	178,902	195,220	216,499	225,386	(4,780)	(43,492)
341,235	737,305	176,822	195,606	132,161	184,207	(9,066)	(44,274)

2,820,257	2,082,952	718,199	522,593	1,596,100	1,411,893	207,578	251,852
$3,161,492	$2,820,257	$895,021	$718,199	$1,728,261	$1,596,100	$198,512	$207,578

$(47)	$(22)	$(614)	$(6)	$(4,840)	$(7,096)	$293	$1,166

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	259

Statements of Changes in Net Assets/Consolidated

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2014 (unaudited) and the year ended May 31, 2014

	Limited Duration Bond Fund(2)	Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	07/31/14 to 11/30/14	06/01/14 to 11/30/14	06/01/13 to 05/31/14	06/01/14 to 11/30/14	06/01/13 to 05/31/14
Operations:
Net Investment Income	$434	$16,537	$26,866	$3,050	$7,172
Net Realized Gain (Loss) from Investments, Purchased Options, Futures Contracts and Swap Contracts	77	7,380	(17,549)	(30,087)	(10,297)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	56,824	(26,868)	1,005	(434)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options, Futures Contracts and Swap Contracts	111	123,485	217,225	(6,778)	19,145
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	3,813	1,398	430	(1,247)
Net Increase (Decrease) in Net Assets Resulting from Operations	622	208,039	201,072	(32,380)	14,339
Dividends and Distributions From:
Net Investment Income:
Class A	(471)	—	(2,250)	—	—
Net Realized Gains:
Class A	—	—	(21,963)	—	—
Total Dividends and Distributions	(471)	—	(24,213)	—	—
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	218,191	196,736	477,460	138,013	474,358
Reinvestment of Dividends & Distributions	454	—	23,820	—	—
Cost of Shares Redeemed	(6,149)	(109,593)	(256,448)	(94,655)	(76,574)
Increase in Net Assets Derived from Capital Share Transactions	212,496	87,143	244,832	43,358	397,784
Net Increase in Net Assets	212,647	295,182	421,691	10,978	412,123
Net Assets:
Beginning of Period	—	1,557,322	1,135,631	716,022	303,899
End of Period	$212,647	$1,852,504	$1,557,322	$727,000	$716,022
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income/Accumulated Net Investment Loss) Included in Net Assets at Period End	$(37)	$9,610	$(6,927)	$(3,541)	$(6,591)
(1)	See Note 7 in the Notes to Financial Statements for additional information.
(2)	Commenced operations on July 31, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

260	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Consolidated Statement of Cash Flows ($ Thousands) (Unaudited)

For the period ended November 30, 2014

Multi-Asset Real Return Fund
Cash Flows from Operating Activities:
Net (Decrease) in Net Assets from Operations	$(32,380)
Adjustments to Reconcile Net (Decrease) in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchase of Investment Securities	(625,044)
Proceeds from Disposition of Investment Securities	592,072
Purchased Options/Purchases to Cover Written Options & Securities Sold Short	115,518
Proceeds from Sale of Options/Expired Options and Securities Sold Short	(115,392)
Amortization (Accretion of Market Discount)	580
Net Realized (Gain) Loss on:
Investments	59
Options	283
Securities Sold Short	6,470
Net Change in Unrealized (Appreciation) Depreciation on:
Investments	5,375
Options	—
Securities Sold Short	(1,350)
Changes in assets:
Foreign currency, at value	(7,267)
Cash pledged as collateral for forward foreign currency contracts, futures contracts and swap contracts	11,799
Receivable for investment securities sold	40,144
Dividends and interest receivable	406
Receivable for variation margin	(1,368)
Foreign tax reclaim receivable	2
Swap contracts, at value	66
Unrealized gain on forward foreign currency contracts	(496)
Prepaid expenses	(4)
Changes in liabilities:
Payable for investment securities purchased	(39,499)
Swap contracts, at value	(10)
Reverse repurchase agreements	26,989
Payable for variation margin	6,293
Investment advisory fees payable	(32)
Accrued expense payable	21
Net Cash Used in Operating Activities	(16,765)
Cash Flows from Financing Activities:
Proceeds from Shares Issued	141,728
Cost of Shares Redeemed	(94,612)
Net Cash Provided by Financing Activities	47,116
Net Change in Cash	30,351
Cash at beginning of period	$93,655
Cash at end of period	$124,006
Supplemental Disclosure of Cash Flow Information
Interest Paid	$57

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	261

Financial Highlights

For the period ended November 30, 2014 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2014@	$22.72	$0.15	$1.54	$1.69	$(0.15)	$—	$(0.15)	$24.26	7.46%	$2,427,140	0.19%		0.19%		0.46%		1.26%	23%
2014	20.94	0.30	3.96	4.26	(0.30)	(2.18)	(2.48)	22.72	21.32	2,305,214	0.18		0.18		0.46		1.38	59
2013	17.07	0.34	4.38	4.72	(0.33)	(0.52)	(0.85)	20.94	28.44	1,897,837	0.19	(6)	0.19	(6)	0.46	(6)	1.79	47
2012	18.40	0.25	(0.61)	(0.36)	(0.24)	(0.73)	(0.97)	17.07	(1.69)	1,774,178	0.26	(3)	0.26	(3)	0.47	(3)	1.47	83
2011	14.84	0.22	3.56	3.78	(0.22)	—	(0.22)	18.40	25.70	1,616,607	0.26		0.26		0.47		1.35	85
2010	12.55	0.23	2.28	2.51	(0.22)	—	(0.22)	14.84	20.05	1,230,382	0.26		0.26		0.47		1.56	72
Large Cap Diversified Alpha Fund
Class A
2014@	$14.05	$0.11	$0.99	$1.10	$(0.09)	$—	$(0.09)	$15.06	7.84%	$129,329	0.24%		0.24%		0.47%		1.48%	41%
2014	11.59	0.16	2.42	2.58	(0.12)	—	(0.12)	14.05	22.36	138,725	0.24		0.24		0.46		1.24	121
2013	9.41	0.16	2.22	2.38	(0.20)	—	(0.20)	11.59	25.66	309,577	0.24		0.24		0.46		1.55	82
2012	9.53	0.13	(0.16)	(0.03)	(0.09)	—	(0.09)	9.41	(0.24)	320,907	0.31		0.31		0.47		1.40	101
2011	7.69	0.11	1.88	1.99	(0.15)	—	(0.15)	9.53	26.09	364,180	0.31		0.31		0.47		1.30	143
2010	6.35	0.09	1.34	1.43	(0.09)	—	(0.09)	7.69	22.61	352,500	0.31		0.31		0.47		1.26	95
Large Cap Disciplined Equity Fund
Class A
2014@	$14.79	$0.12	$1.06	$1.18	$(0.11)	$—	$(0.11)	$15.86	8.02%	$4,770,613	0.18	%(11)	0.18	%(11)	0.46	%(11)	1.53%	52%
2014	13.24	0.23	2.39	2.62	(0.20)	(0.87)	(1.07)	14.79	20.49	4,622,216	0.18	(9)	0.18	(9)	0.46	(9)	1.65	110
2013	10.58	0.21	2.73	2.94	(0.28)	—	(0.28)	13.24	28.24	5,500,315	0.17	(5)	0.17	(5)	0.46	(5)	1.80	109
2012	10.87	0.16	(0.29)	(0.13)	(0.16)	—	(0.16)	10.58	(1.14)	5,436,390	0.18	(4)	0.18	(4)	0.47	(4)	1.54	93
2011	8.86	0.15	2.08	2.23	(0.22)	—	(0.22)	10.87	25.39	7,773,980	0.18		0.18		0.47		1.54	118
2010	7.36	0.15	1.49	1.64	(0.14)	—	(0.14)	8.86	22.32	6,960,762	0.18		0.18		0.47		1.74	104
Large Cap Index Fund
Class A
2014@	$164.21	$1.63	$11.76	$13.39	$(1.60)	$—	$(1.60)	$176.00	8.20%	$1,921,425	0.02%		0.02%		0.23%		1.93%	4%
2014	140.87	2.91	25.93	28.84	(3.02)	(2.48)	(5.50)	164.21	20.88	1,905,609	0.02		0.02		0.23		1.92	10
2013	113.85	2.77	28.02	30.79	(2.61)	(1.16)	(3.77)	140.87	27.55	2,214,088	0.03		0.03		0.23		2.18	14
2012	117.49	2.26	(3.78)	(1.52)	(2.12)	—	(2.12)	113.85	(1.24)	1,255,669	0.06		0.06		0.24		2.01	12
2011	94.53	2.01	22.98	24.99	(2.03)	—	(2.03)	117.49	26.77	770,135	0.06		0.06		0.24		1.91	17
2010	78.92	2.01	15.53	17.54	(1.93)	—	(1.93)	94.53	22.34	509,120	0.06		0.06		0.24		2.17	11
S&P 500 Index Fund
Class A
2014@	$10.68	$0.12	$0.79	$0.91	$(0.11)	$—	$(0.11)	$11.48	8.53%	$1,828,162	0.02%		0.02%		0.09%		2.17%	17%
2014(10)	10.00	0.09	0.63	0.72	(0.04)	—	(0.04)	10.68	7.27	836,591	0.04		0.04		0.11		2.02	3
Extended Market Index Fund
2014@	$12.74	$0.10	$0.52	$0.62	$(0.09)	$—	$(0.09)	$13.27	4.92%	$568,255	0.05%		0.05%		0.18%		1.48%	11%
2014	10.77	0.17	2.03	2.20	(0.14)	(0.09)	(0.23)	12.74	20.59	513,283	0.06		0.06		0.18		1.36	17
2013(7)	10.00	0.03	0.75	0.78	(0.01)	—	(0.01)	10.77	7.84	174,107	0.11		0.11		0.22		1.30	4
Small Cap Fund
Class A
2014@	$17.95	$0.06	$0.67	$0.73	$(0.04)	$—	$(0.04)	$18.64	4.13%	$658,200	0.47%		0.47%		0.72%		0.64%	35%
2014	15.42	0.12	2.56	2.68	(0.15)	—	(0.15)	17.95	17.39	692,554	0.47		0.47		0.72		0.67	63
2013	12.04	0.13	3.42	3.55	(0.17)	—	(0.17)	15.42	29.71	778,976	0.47		0.47		0.71		1.01	85
2012	13.49	0.11	(1.47)	(1.36)	(0.09)	—	(0.09)	12.04	(10.11)	753,232	0.54		0.54		0.72		0.88	85
2011	10.69	0.09	2.84	2.93	(0.13)	—	(0.13)	13.49	27.56	722,825	0.54		0.54		0.72		0.76	86
2010	7.97	0.08	2.73	2.81	(0.09)	—	(0.09)	10.69	35.32	1,339,748	0.53		0.54		0.72		0.86	106
Small Cap II Fund
Class A
2014@	$12.50	$0.04	$0.59	$0.63	$(0.03)	$—	$(0.03)	$13.10	5.07%	$290,404	0.44%		0.44%		0.71%		0.56%	34%
2014	12.23	0.06	2.01	2.07	(0.07)	(1.73)	(1.80)	12.50	17.35	252,435	0.46	(8)	0.46	(8)	0.71	(8)	0.50	108
2013	9.62	0.09	2.64	2.73	(0.09)	(0.03)	(0.12)	12.23	28.54	221,697	0.48		0.48		0.72		0.88	113
2012(2)	10.00	0.02	(0.40)	(0.38)	—	—	—	9.62	(3.80)	62,066	0.59		0.59		0.78		1.07	9

@	For the six-month period ended November 30, 2014. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on April 10, 2012. All ratios for the period have been annualized.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.26%, 0.26% and 0.47%, respectively.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.47%, respectively.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.17%, 0.17% and 0.46%, respectively.
(6)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.19%, 0.19% and 0.46%, respectively.
(7)	Commenced operations on February 28, 2013. All ratios for the period have been annualized.
(8)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.46%, 0.46% and 0.71%, respectively.
(9)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.46%, respectively.
(10)	Commenced operations on December 18, 2013. All ratios for the period have been annualized.
(11)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.41%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

262	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Financial Highlights

For the period ended November 30, 2014 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Small/Mid Cap Equity Fund
Class A
2014@	$15.58	$0.06	$0.73	$0.79	$(0.04)	$—	$(0.04)	$16.33	5.08%	$1,891,071	0.46%	0.46%	0.71%	0.70%	38%
2014	15.69	0.09	2.87	2.96	(0.11)	(2.96)	(3.07)	15.58	20.09	1,829,276	0.46	0.46	0.71	0.55	54
2013	12.34	0.14	3.45	3.59	(0.15)	(0.09)	(0.24)	15.69	29.49	2,153,745	0.46	0.46	0.71	1.02	92
2012	13.62	0.09	(1.28)	(1.19)	(0.09)	—	(0.09)	12.34	(8.71)	1,981,358	0.49	0.49	0.72	0.77	84
2011	10.53	0.08	3.07	3.15	(0.06)	—	(0.06)	13.62	29.99	2,315,082	0.49	0.49	0.72	0.68	99
2010	7.85	0.08	2.71	2.79	(0.11)	—	(0.11)	10.53	35.79	2,064,443	0.49	0.50	0.72	0.79	97
U.S. Managed Volatility Fund
Class A
2014@	$14.74	$0.17	$1.21	$1.38	$(0.17)	$—	$(0.17)	$15.95	9.47%	$1,343,260	0.23%	0.23%	0.71%	2.31%	28%
2014	13.54	0.31	2.42	2.73	(0.31)	(1.22)	(1.53)	14.74	21.39	1,236,524	0.23	0.23	0.71	2.19	72
2013	11.39	0.32	2.37	2.69	(0.31)	(0.23)	(0.54)	13.54	24.19	1,145,980	0.24	0.24	0.71	2.55	41
2012	12.15	0.25	0.01	0.26	(0.21)	(0.81)	(1.02)	11.39	2.62	722,082	0.35	0.35	0.73	2.25	44
2011	11.16	0.22	2.72	2.94	(0.23)	(1.72)	(1.95)	12.15	28.97	133,811	0.35	0.35	0.72	1.92	114
2010	9.55	0.22	1.78	2.00	(0.22)	(0.17)	(0.39)	11.16	21.12	255,094	0.35	0.35	0.72	2.04	58
World Equity Ex-US Fund
Class A
2014@	$12.86	$0.10	$(0.38)	$(0.28)	$—	$—	$—	$12.58	(2.18)%	$6,833,637	0.34%	0.34%	0.62%	1.59%	26%
2014	11.51	0.24	1.40	1.64	(0.29)	—	(0.29)	12.86	14.31	6,723,128	0.34	0.34	0.62	2.01	46
2013	9.24	0.25	2.24	2.49	(0.22)	—	(0.22)	11.51	27.11	6,192,852	0.35	0.35	0.62	2.30	52
2012	11.71	0.23	(2.50)	(2.27)	(0.20)	—	(0.20)	9.24	(19.36)	4,623,934	0.45	0.45	0.63	2.28	56
2011	9.09	0.23	2.59	2.82	(0.20)	—	(0.20)	11.71	31.12	5,129,089	0.45	0.45	0.64	2.12	85
2010	8.39	0.20	0.72	0.92	(0.22)	—	(0.22)	9.09	10.74	3,712,614	0.45	0.45	0.65	2.10	149
Screened World Equity Ex-US Fund
Class A
2014@	$9.69	$0.07	$(0.36)	$(0.29)	$—	$—	$—	$9.40	(2.99)%	$81,689	0.39%	0.39%	0.81%	1.54%	43%
2014	8.66	0.16	1.04	1.20	(0.17)	—	(0.17)	9.69	13.87	77,117	0.44	0.44	0.85	1.75	45
2013	7.02	0.15	1.64	1.79	(0.15)	—	(0.15)	8.66	25.69	62,521	0.50	0.50	0.89	1.81	76
2012	9.01	0.13	(1.97)	(1.84)	(0.15)	—	(0.15)	7.02	(20.39)	48,756	0.74	0.74	0.93	1.63	76
2011	7.04	0.12	1.98	2.10	(0.13)	—	(0.13)	9.01	29.93	54,844	0.77	0.77	1.06	1.42	89
2010	6.42	0.13	0.58	0.71	(0.09)	—	(0.09)	7.04	11.00	68,743	0.80	0.80	1.06	1.69	161
Emerging Markets Equity Fund
Class A
2014@(4)	$10.00	$—	$(0.10)	$(0.10)	$—	$—	$—	$9.90	(1.00)%	$178,676	0.75%	0.75%	1.15%	0.02%	41%
Opportunistic Income Fund
Class A
2014@	$8.31	$0.11	$(0.04)	$0.07	$(0.11)	$—	$(0.11)	$8.27	0.82%	$1,973,347	0.26%	0.26%	0.52%	2.68%	21%
2014	8.26	0.19	0.02	0.21	(0.16)	—	(0.16)	8.31	2.59	1,875,851	0.24 (2)	0.24 (2)	0.52 (2)	2.34	121
2013	7.97	0.12	0.34	0.46	(0.17)	—	(0.17)	8.26	5.78	996,522	0.21	0.26	0.52	1.41	26
2012	7.95	0.15	0.04	0.19	(0.17)	—	(0.17)	7.97	2.49	218,959	0.41	0.41	0.53	1.94	58
2011	7.69	0.13	0.31	0.44	(0.18)	—	(0.18)	7.95	5.81	295,277	0.41	0.41	0.53	1.68	17
2010	6.95	0.21	0.67	0.88	(0.14)	—	(0.14)	7.69	12.66	115,519	0.41	0.41	0.54	2.85	12
Core Fixed Income Fund
Class A
2014@	$10.54	$0.14	$0.09	$0.23	$(0.14)	$—	$(0.14)	$10.63	2.24%	$6,289,659	0.13%	0.13%	0.37%	2.67%	151%
2014	10.54	0.29	0.05	0.34	(0.30)	(0.04)	(0.34)	10.54	3.36	5,910,306	0.12	0.12	0.36	2.78	329
2013	10.63	0.27	0.06	0.33	(0.29)	(0.13)	(0.42)	10.54	3.12	6,484,218	0.13	0.13	0.36	2.53	315
2012	10.39	0.34	0.47	0.81	(0.36)	(0.21)	(0.57)	10.63	7.98	7,081,317	0.14	0.14	0.37	3.21	386
2011	10.35	0.38	0.44	0.82	(0.39)	(0.39)	(0.78)	10.39	8.17	6,761,399	0.16 (3)	0.16 (3)	0.38 (3)	3.60	422
2010	9.42	0.47	0.95	1.42	(0.49)	—	(0.49)	10.35	15.34	5,705,708	0.14	0.14	0.37	4.71	242

@	For the six-month period ended November 30, 2014. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.24%, 0.24% and 0.52%, respectively.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.14%, 0.14% and 0.36%, respectively.
(4)	Commenced operations on October 31, 2014. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	263

Financial Highlights/Consolidated Financial Highlights

For the period ended November 30, 2014 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
High Yield Bond Fund
Class A
2014@	$9.96	$0.30	$(0.34)	$(0.04)	$(0.29)	$—	$(0.29)	$9.63	(0.40)%	$2,245,553	0.30%	0.30%	0.56%	5.99%	28%
2014	10.01	0.63	0.10	0.73	(0.62)	(0.16)	(0.78)	9.96	7.75	2,175,102	0.30	0.30	0.56	6.41	65
2013	9.30	0.71	0.69	1.40	(0.69)	—	(0.69)	10.01	15.46	2,162,551	0.30 (7)	0.30 (7)	0.56 (7)	7.23	72
2012	9.58	0.74	(0.29)	0.45	(0.72)	(0.01)	(0.73)	9.30	5.09	1,914,780	0.35 (5)	0.35 (5)	0.56 (5)	7.97	50
2011	8.74	0.79	0.81	1.60	(0.76)	(0.00)‡	(0.76)	9.58	19.06	1,939,023	0.35	0.35	0.56	8.48	90
2010	7.00	0.84	1.72	2.56	(0.80)	(0.02)	(0.82)	8.74	37.60	1,634,608	0.35	0.35	0.56	10.03	110
Long Duration Fund
Class A
2014@	$8.88	$0.18	$0.24	$0.42	$(0.18)	$—	$(0.18)	$9.12	4.79%	$3,958,084	0.14%	0.14%	0.36%	4.05%	36%
2014	8.75	0.36	0.17	0.53	(0.36)	(0.04)	(0.40)	8.88	6.41	4,021,437	0.15	0.15	0.37	4.28	105
2013	9.65	0.36	(0.25)	0.11	(0.36)	(0.65)	(1.01)	8.75	0.78	3,322,291	0.16	0.16	0.37	3.80	96
2012	8.83	0.41	1.42	1.83	(0.42)	(0.59)	(1.01)	9.65	21.70	5,497,375	0.20	0.20	0.37	4.45	121
2011	8.69	0.44	0.46	0.90	(0.43)	(0.33)	(0.76)	8.83	10.74	3,523,154	0.20 (4)	0.20 (4)	0.37 (4)	5.03	85
2010	7.77	0.45	0.93	1.38	(0.46)	—	(0.46)	8.69	18.11	2,736,187	0.20	0.20	0.37	5.42	113
Long Duration Corporate Bond Fund
Class A
2014@	$10.20	$0.22	$0.17	$0.39	$(0.22)	$—	$(0.22)	$10.37	3.85%	$3,161,492	0.15%	0.15%	0.37%	4.26%	44%
2014	9.93	0.44	0.32	0.76	(0.44)	(0.05)	(0.49)	10.20	8.10	2,820,257	0.15	0.15	0.36	4.56	115
2013(6)	10.00	0.39	0.00 ‡	0.39	(0.39)	(0.07)	(0.46)	9.93	3.75	2,082,952	0.15	0.15	0.36	4.08	100
Ultra Short Duration Bond Fund
Class A
2014@	$10.05	$0.04	$(0.02)	$0.02	$(0.05)	$—	$(0.05)	$10.02	0.22%	$895,021	0.13%	0.13%	0.23%	0.89%	43%
2014	10.04	0.09	0.02	0.11	(0.10)	—	(0.10)	10.05	1.13	718,199	0.11	0.11	0.21	0.87	118
2013	9.95	0.10	0.11	0.21	(0.12)	—	(0.12)	10.04	2.14	522,593	0.12	0.12	0.21	1.02	178
2012	9.99	0.11	(0.02)	0.09	(0.13)	—	(0.13)	9.95	0.86	298,223	0.16	0.16	0.21	1.14	222
2011(3)	10.00	0.04	(0.01)	0.03	(0.04)	—	(0.04)	9.99	0.33	313,358	0.18	0.18	0.23	1.65	23
Emerging Markets Debt Fund
Class A
2014@	$10.68	$0.29	$(0.53)	$(0.24)	$(0.28)	$—	$(0.28)	$10.16	(2.36)%	$1,728,261	0.41%	0.41%	0.94%	5.58%	36%
2014	11.11	0.60	(0.58)	0.02	(0.33)	(0.12)	(0.45)	10.68	0.44	1,596,100	0.45	0.45	0.95	5.86	100
2013	11.22	0.56	0.65	1.21	(0.84)	(0.48)	(1.32)	11.11	10.64	1,411,893	0.48	0.48	0.94	4.79	119
2012	11.60	0.73	(0.22)	0.51	(0.77)	(0.12)	(0.89)	11.22	4.67	1,114,918	0.55	0.55	0.93	6.43	55
2011	10.47	0.78	0.91	1.69	(0.56)	—	(0.56)	11.60	16.51	1,028,691	0.55	0.55	0.93	6.89	75
2010	9.27	0.84	1.40	2.24	(1.04)	—	(1.04)	10.47	24.93	989,598	0.55	0.55	0.93	8.12	66
Real Return Fund
Class A
2014@	$9.82	$0.03	$(0.16)	$(0.13)	$(0.07)	$—	$(0.07)	$9.62	(1.29)%	$198,512	0.07%	0.07%	0.28%	0.69%	16%
2014	9.86	0.05	0.04	0.09	(0.04)	(0.09)	(0.13)	9.82	0.96	207,578	0.08	0.08	0.29	0.52	49
2013	10.29	0.09	(0.10)	(0.01)	(0.18)	(0.24)	(0.42)	9.86	(0.15)	251,852	0.11	0.11	0.28	0.87	97
2012	10.67	0.29	(0.07)	0.22	(0.35)	(0.25)	(0.60)	10.29	2.15	281,861	0.20	0.20	0.28	2.75	96
2011	10.41	0.31	0.37	0.68	(0.21)	(0.21)	(0.42)	10.67	6.65	369,232	0.20	0.20	0.28	2.90	69
2010	10.11	0.33	0.24	0.57	(0.27)	—	(0.27)	10.41	5.70	326,758	0.29	0.29	0.55	3.18	205
Limited Duration Bond Fund
Class A
2014@(8)	$10.00	$0.03	$0.01	$0.04	$(0.03)	$—	$(0.03)	$10.01	0.40%	$212,647	0.16%	0.16%	0.33%	0.83%	27%
Dynamic Asset Allocation Fund
Class A
2014@	$14.53	$0.15	$1.73	$1.88	$—	$—	$—	$16.41	12.94%	$1,852,504	0.07%	0.07%	0.66%	1.95%	3%
2014	12.81	0.27	1.69	1.96	(0.02)	(0.22)	(0.24)	14.53	15.49	1,557,322	0.07	0.07	0.66	1.99	11
2013	11.14	0.30	2.20	2.50	(0.35)	(0.48)	(0.83)	12.81	23.75	1,135,631	0.10	0.10	0.66	2.50	35
2012	11.26	(0.01)	0.39	0.38	—	(0.50)	(0.50)	11.14	3.73	552,649	0.50	0.50	0.67	(0.10)	140
2011(2)	10.00	(0.04)	1.49	1.45	—	(0.19)	(0.19)	11.26	14.66	407,345	0.50	0.50	0.67	(0.39)	—

@	For the six-month period ended November 30, 2014. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
‡	Amount represents less than $0.01.
(1)	Per share net investment income (loss) and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on July 30, 2010. All ratios for the period have been annualized.
(3)	Commenced operations on February 28, 2011. All ratios for the period have been annualized.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.20%, 0.20% and 0.37%, respectively.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.35%, 0.35% and 0.56%, respectively.
(6)	Commenced operations on June 29, 2012. All ratios for the period have been annualized.
(7)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.56%, respectively.
(8)	Commenced operations on July 31, 2014. All ratios have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

264	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Consolidated Financial Highlights

For the period ended November 30, 2014 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (1)	Net Realized and Unrealized Losses on Securities(1)		Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Real Return Fund
Class A
2014@	$9.30	$0.04	$(0.45)		$(0.41)	$—		$—	$—	$8.89	(4.41)%	$727,000	0.44	%(6)	0.44	%(6)	0.79	%(6)	0.85%	37%
2014	9.19	0.12	(0.01)		0.11	—		—	—	9.30	1.20	716,022	0.32	(5)	0.32	(5)	0.64	(5)	1.30	122
2013	9.25	0.11	(0.10	)(4)	0.01	(0.07	)**	—	(0.07)	9.19	0.07	303,899	0.32	(3)	0.32	(3)	0.66	(3)	1.11	49
2012*	10.00	0.10	(0.84)		(0.74)	(0.01)		—	(0.01)	9.25	(7.37)	140,063	0.41	(2)	0.41	(2)	0.66	(2)	1.23	58

**	Includes a return of capital of $0.01 per share.
@	For the six-month period ended November 30, 2014. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
*	Commenced operations on July 29, 2011. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized losses calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.39% and 0.64%, respectively.
(3)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.29%, 0.29% and 0.63%, respectively.
(4)	The amount shown for the year ended May 31, 2013, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(5)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.62%, respectively.
(6)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.31%, 0.31% and 0.66%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	265

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)

November 30, 2014

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 26 registered funds: Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Corporate Bond, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Dynamic Asset Allocation, Multi-Asset Real Return, Strategic U.S. Large Cap Equity and Global Equity Funds (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds (the “Subsidiaries”) respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows.

As of November 30, 2014, the Strategic U.S. Large Cap Equity and Global Equity Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) and are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are determined to be unreliable or cannot be valued using methodologies described above are valued in accordance with fair value procedures established by the Trust’s Board of Trustees. The Trust’s fair value procedures are implemented through the Committee designated by the Trust’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

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For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The World Equity Ex-US, Screened World Equity Ex-US and Multi-Asset Real Return Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these funds that hold international securities will value the non-U.S. securities within that fund that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six-month period ended November 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended November 30, 2014, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income

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November 30, 2014

and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Reverse repurchase agreements outstanding as of November 30, 2014 were as follows:

Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$6,150	Bank of America	0.13%	$6,150
4,772	Bank of America	0.20%	4,772
12,018	Barclays	0.09%	12,018
3,653	Barclays	0.09%	3,653
6,591	Barclays	0.17%	6,591
35,573	Chase Securities	0.12%	35,572
24,444	Chase Securities	0.14%	24,444
13,065	Chase Securities	0.15%	13,065
6,615	HSBC	0.09%	6,615
3,904	HSBC	0.10%	3,904
7,407	HSBC	0.22%	7,407

			$124,191

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

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The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2014, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of November 30, 2014, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income and Dynamic Asset Allocation Funds had options/swaption contracts as of November 30, 2014, as disclosed in the Funds’ Schedule of Investments or Consolidated Summary Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2014, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the

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short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Fund’s short position as required by the 1940 Act. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of November 30, 2014, if applicable. As of November 30, 2014, the Multi-Asset Real Return Fund held short positions.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed secu-

rities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments. for details regarding open swap agreements as of November 30, 2014, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest

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is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since

1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) if it holds only loans and other similarly structured securities. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics that are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Corporate Bond and Ultra Short Duration Bond Funds; declared and paid at least annually for the World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Limited Duration Bond, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — As of November 30, 2014, the following Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, this Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at November 30, 2014, were as follows:

	Face Amount ($ Thousands)/ Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

High Yield Bond Fund
Aventine (escrow security)	$2,600	11/30/2010	11/30/2010	$—	$1	0.00%
VSS AHC, Cl A	29,628	09/25/2009	09/25/2009	551	611	0.03

				$551	$612	0.03%

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	271

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2014

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds with the exception of the World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the

Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

272	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

As of November 30, 2014, the High Yield Bond and Long Duration Funds are the buyers (“receiving protection”) on a total notional amount of $17.9 million and $5.0 million, respectively. Additionally, the Core Fixed Income and Multi-Asset Real Return Funds are the sellers (“providing protection”) on a total notional amount of $6.8 million and $1.3 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$46,997	$—	$—	$—	$46,997
Maximum potential amount of future payments	6,840,000	—	—	—	6,840,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$6,840,000	$—	$6,840,000
> than 100	—	—	—	—	—	—
Total	$—	$—	$—	$6,840,000	$—	$6,840,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

MULTI-ASSET REAL RETURN FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$24,171	$—	$—	$—	$24,171
Maximum potential amount of future payments	1,329,330	—	—	—	1,329,330
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$419,330	$—	$419,330
100-200	—	—	—	910,000	—	910,000
> than 200	—	—	—	—	—	—
Total	$—	$—	$—	$1,329,330	$—	$1,329,330

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	273

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2014

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments, Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statements of Operations.

The fair value of derivative instruments as of November 30, 2014 was as follows:

	Asset Derivatives			Liability Derivatives
	Six-month period ended November 30, 2014 ($ Thousands)			Six-month period ended November 30, 2014 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$3,727	*	Net Assets — Unrealized depreciation on futures contracts	$7,392	*
	Net Assets — Unrealized appreciation on swap contracts	1,093	†	Net Assets — Unrealized depreciation on swap contracts	2,143	†
	Options purchased, at value	—		Options written, at value	158
	Swaptions purchased, at value	1,144		Swaptions written, at value	254
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	504		Unrealized loss on forward foreign currency contracts	551
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	81	†	Net Assets — Unrealized depreciation on swap contracts	10	†

Total Derivatives not accounted for as hedging instruments		$6,549			$10,508

Long Duration Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$4,098	*	Net Assets — Unrealized depreciation on futures contracts	$1,266	*
	Net Assets — Unrealized appreciation on swap contracts	109	†	Net Assets — Unrealized depreciation on swap contracts	835	†
Credit contracts	Net Assets — Unrealized depreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	197	†

Total Derivatives not accounted for as hedging instruments		$4,207			$2,298

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$538	*	Net Assets — Unrealized depreciation on futures contracts	$606	*
	Net Assets — Unrealized appreciation on swap contracts	1,513	†	Net Assets — Unrealized depreciation on swap contracts	2,211	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	18,556		Unrealized loss on forward foreign currency contracts	15,113
	Net Assets — Unrealized appreciation on swap contracts	221	†	Net Assets — Unrealized depreciation on swap contracts	—

Total Derivatives not accounted for as hedging instruments		$20,828			$17,930

Dynamic Asset Allocation Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$13,439		Unrealized loss on forward foreign currency contracts	$1,275
Equity contracts	Options purchased, at value	480		Options written, at value	—

Total Derivatives not accounted for as hedging instruments		$13,919			$1,275

Multi-Asset Real Return Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$306	*	Net Assets — Unrealized depreciation on futures contracts	$806	*
	Net Assets — Unrealized appreciation on swap contracts	536	†	Net Assets — Unrealized depreciation on swap contracts	984	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	492		Unrealized loss on forward foreign currency contracts	—
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	31	†	Net Assets — Unrealized depreciation on swap contracts	—
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	4,514	*	Net Assets — Unrealized depreciation on futures contracts	9,061	*

Total Derivatives not accounted for as hedging instruments		$5,879			$10,851

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets and Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

274	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

The effect of derivative instruments on the Statements of Operations for the six-month period ended November 30, 2014.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$711	$—	$711
Equity contracts	—	(6,299)	—	—	(6,299)
Total	$—	$(6,299)	$711	$—	$(5,588)
Core Fixed Income Fund
Interest rate contracts	$698	$(7,303)	$—	$(240)	$(6,845)
Foreign exchange contracts	—	—	6,230	—	6,230
Credit contracts	—	—	—	35	35
Total	$698	$(7,303)	$6,230	$(205)	$(580)
High Yield Bond Fund
Interest rate contracts	$—	$(150)	$—	$—	$(150)
Credit contracts	—	—	—	(352)	(352)
Total	$—	$(150)	$—	$(352)	$(502)
Long Duration Fund
Interest rate contracts	$—	$10,525	$—	$(128)	$10,397
Credit contracts	—	—	—	(62)	(62)
Total	$—	$10,525	$—	$(190)	$10,335
Emerging Markets Debt Fund
Interest rate contracts	$—	$(307)	$—	$129	$(178)
Foreign exchange contracts	—	—	2,596	1,137	3,733
Total	$—	$(307)	$2,596	$1,266	$3,555
Dynamic Asset Allocation Fund
Foreign exchange contracts	$—	$—	$56,863	$—	$56,863
Equity contracts	6,471	—	—	—	6,471
Total	$6,471	$—	$56,863	$—	$63,334
Multi-Asset Real Return Fund
Interest rate contracts	$—	$(689)	$—	$201	$(488)
Foreign exchange contracts	—	—	719	—	719
Commodity contracts	(283)	(21,888)	—	—	(22,171)
Equity contracts	—	(909)	—	—	(909)
Credit contracts	—	—	—	10	10
Total	$(283)	$(23,486)	$719	$211	$(22,839)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$421	$—	$421
Equity contracts	—	—	5,837	—	—	5,837
Total	$—	$—	$5,837	$421	$—	$6,258
Core Fixed Income Fund
Interest rate contracts	$(1,012)	$547	$(2,914)	$—	$(1,498)	$(4,877)
Foreign exchange contracts	—	—	—	(1,186)	—	(1,186)
Credit contracts	—	—	—	—	(47)	(47)
Total	$(1,012)	$547	$(2,914)	$(1,186)	$(1,545)	$(6,110)
Long Duration Fund
Interest rate contracts	$—	$—	$2,805	$—	$(793)	$2,012
Credit contracts	—	—	—	—	(197)	(197)
Total	$—	$—	$2,805	$—	$(990)	$1,815
Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$158	$—	$(929)	$(771)
Foreign exchange contracts	—	—	—	883	286	1,169
Total	$—	$—	$158	$883	$(643)	$398
Dynamic Asset Allocation Fund
Foreign exchange contracts	$—	$—	$—	$3,813	$—	$3,813
Equity contracts	—	741	—	—	—	741
Total	$—	$741	$—	$3,813	$—	$4,554
Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$(95)	$—	$(329)	$(424)
Foreign exchange contracts	—	—	—	496	—	496
Credit contracts	—	—	—	—	6	6
Equity contracts	—	—	539	—	—	539
Commodity contracts	—	—	(2,874)	—	—	(2,874)
Total	$—	$—	$(2,430)	$496	$(323)	$(2,257)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	275

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2014

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of November 30, 2014 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
Fund	Purchased Options/ Swaptions	Futures	Swap Agreements	Total	Written Options/ Swaptions	Futures	Swap Agreements	Total
Large Cap Fund	$—	$—	$—	$—	$—	$15	$—	$15
Large Cap Diversified Alpha Fund	—	1	—	1	—	9	—	9
Large Cap Disciplined Equity Fund	—	—	—	—	—	286	—	286
Large Cap Index Fund	—	—	—	—	—	104	—	104
S&P 500 Index Fund	—	—	—	—	—	40	—	40
Extended Market Index Fund	—	—	—	—	—	191	—	191
Small Cap Fund	—	—	—	—	—	178	—	178
Small Cap II Fund	—	—	—	—	—	118	—	118
Small/Mid Cap Equity Fund	—	—	—	—	—	336	—	336
U.S. Managed Volatility Fund	—	—	—	—	—	37	—	37
World Equity Ex-US Fund	—	727	—	727	—	1,001	—	1,001
Screened World Equity Ex-US Fund	—	10	—	10	—	14	—	14
Opportunistic Income Fund	—	51	—	51	—	40	—	40
Core Fixed Income Fund	1,144	1,082	—	2,226	412	1,877	39	2,328
High Yield Bond Fund	—	57	—	57	—	—	—	—
Long Duration Fund	—	1,265	—	1,265	—	338	27	365
Long Duration Corporate Bond Fund	—	662	—	662	—	362	—	362
Ultra Short Duration Bond Fund	—	1	—	1	—	24	—	24
Emerging Markets Debt Fund	—	147	—	147	—	93	—	93
Dynamic Asset Allocation Fund	480	—	—	480	—	—	—	—
Multi-Asset Real Return Fund	—	1,365	56	1,421	—	7,249	101	7,350
Total Exchange-Traded or Centrally Cleared	$1,624	$5,368	$56	$7,048	$412	$12,312	$167	$12,891

276	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Securities with an aggregate marked value of $56,869,831 have been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of November 30, 2014.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of November 30, 2014 ($ Thousands):

	Financial Derivative Assets				Finanical Derivative Liabilities
Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreement	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures(1)
Core Fixed Income Fund	$504	$—	$1,174	$1,678	$551	$—	$1,319	$—	$1,870	$(192)	$—	$(192)
High Yield Bond Fund	—	—	—	—	—	—	265	—	265	(265)	—	(265)
Long Duration Fund	—	—	109	109	—	—	445	—	445	(336)	—	(336)
Emerging Markets Debt Fund	18,556	—	1,733	20,289	15,113	—	2,210	—	17,323	2,966	—	2,966
Dynamic Asset Allocation Fund	13,439	—	—	13,439	1,275	—	—	—	1,275	12,164	—	12,164
Multi-Asset Real Return Fund	492	—	35	527	—	—	5	124,191	124,196	(123,669)	124,191	522
Total Over the Counter	$32,991	$—	$3,051	$36,042	$16,939	$—	$4,244	$124,191	$145,374

(1)	Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Securities with an aggregate market value of $0 have been pledged and $0 have been received as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of November 30, 2014.

Written options transactions entered into during the six-month period ended November 30, 2014, are summarized as follows:

Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	7,021,149	$710
Written	13,304,686	1,140
Expired	(13,301,852)	(681)
Closing buys	(3,305)	(906)
Balance at end of period	7,020,678	$263

As of November 30, 2014, the Funds had cash and/or securities at least equal to the value of written options.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash

Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT NOVEMBER 30, 2014 ($ THOUSANDS)	% OF TOTAL NET ASSETS AT NOVEMBER 30, 2014
Dynamic Asset Allocation Commodity Strategy Subsidiary, Ltd.	January 28, 2014	$6,969	0.4%
Multi-Asset Real Return Commodity Strategy Subsidiary, Ltd.	June 27, 2013	135,983	18.7

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	277

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2014

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the six-month period ended November 30, 2014, the Administrator has voluntarily agreed to waive all of its fee. The Funds’ Administrator may discontinue all or part of these voluntary waiver at any time.

SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC plans to voluntarily waive a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Fund	0.40%	0.26%
Large Cap Diversified Alpha Fund	0.40	0.31
Large Cap Disciplined Equity Fund	0.40	0.18
Large Cap Index Fund	0.17	0.06
S&P 500 Index Fund	0.03	—
Extended Market Index Fund	0.12	0.06
Small Cap Fund	0.65	0.54
Small Cap II Fund	0.65	0.59
Small/Mid Cap Equity Fund	0.65	0.50
U.S. Managed Volatility Fund	0.65	0.35
World Equity Ex-US Fund	0.55	0.45
Screened World Equity Ex-US Fund	0.65	0.80
Emerging Markets Equity Fund	1.05	—
Opportunistic Income Fund	0.45	0.41
Core Fixed Income Fund	0.30	0.14
High Yield Bond Fund	0.4875	0.35
Long Duration Fund	0.30	0.20
Long Duration Corporate Bond Fund	0.30	0.20
Ultra Short Duration Bond Fund	0.15	0.18
Emerging Markets Debt Fund	0.85	0.55
Real Return Fund	0.22	0.20
Limited Duration Bond Fund	0.25	—
Dynamic Asset Allocation Fund	0.60	0.50
Multi-Asset Real Return Fund	0.55	0.40

As of November 30, 2014 , SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Large Cap Fund
AJO, L.P.

Investment Sub-Adviser
AQR Capital Management, LLC
Brown Advisory LLC
Jackson Square Partners, LLC
LSV Asset Management
Waddell & Reed Investment Management Co.
Large Cap Diversified Alpha Fund
AJO, L.P.
Brandywine Global Investment Management, LLC
Jackson Square Partners, LLC
Parametric Portfolio Associates LLC
Large Cap Disciplined Equity Fund
Analytic Investors, LLC
INTECH Investment Management LLC
Lazard Asset Management LLC
Oppenheimer Funds, Inc.
Quantitative Management Associates LLC
Large Cap Index Fund
SSgA Funds Management, Inc.
S&P 500 Index Fund
SSgA Funds Management, Inc.
Extended Market Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
AllianceBernstein L.P.
AQR Capital Management, LLC
Artisan Partners Limited Partnership
Janus Capital Management Inc.
J.P. Morgan Investment Management Inc.
Lee Munder Capital Group, LLC
LSV Asset Management
Montibus Capital Management LLC
Robeco Investment Management, Inc.
Security Capital Research & Management Incorporated
William Blair & Company L.L.C.
Small Cap II Fund
AllianceBernstein L.P.
AQR Capital Management, LLC
Fiduciary Management Associates, LLC
Lee Munder Capital Group, LLC
Montibus Capital Management LLC
Small/Mid Cap Equity Fund
AllianceBernstein L.P.
Arrowpoint Partners
Integrity Asset Management, LLC
Lee Munder Capital Group, LLC
LSV Asset Management
Montibus Capital Management LLC
Robeco Investment Management, Inc.
Security Capital Research & Management Incorporated
Wellington Management Company, LLP
William Blair & Company L.L.C.
U.S. Managed Volatility Fund
AJO LP
Analytic Investors, LLC
LSV Asset Management

278	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Investment Sub-Adviser
World Equity Ex-US Fund
Acadian Asset Management LLC
Bailie Gifford Overseas Ltd
EARNEST Partners LLC
JO Hambro Capital Management Limited
McKinley Capital Management, LLC
NFJ Investment Group LLC
Screened World Equity Ex-US Fund
Acadian Asset Management LLC
Bailie Gifford Overseas Ltd.
EARNEST Partners LLC
McKinley Capital Management, LLC
Emerging Markets Equity Fund
AllianceBernstein L.P.
Causeway Capital Management LLC
Everest Capital LLC
JO Hambro Capital Management Limited
Kleinwort Benson Investors International Ltd
Lazard Asset Management LLC
Opportunistic Income Fund
Ares Management LLC
Brookfield Investment Management Inc.
Declaration Management & Research LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management Inc.
Metropolitan West Asset Management LLC
Wells Capital Management Incorporated
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management LLC
Benefit Street Partners L.L.C.
Brigade Capital Management, LP
Delaware Investments Fund Advisers, a Series of Delaware Management Business Trust
J.P. Morgan Investment Management Inc.
Long Duration Fund
Income Research & Management
Jennison Associates LLC
Legal & General Investment Management America Inc.
Metropolitan West Asset Management LLC
Long Duration Corporate Bond Fund
Income Research & Management
Jennison Associates LLC
Legal & General Investment Management America, Inc.
Logan Circle Partners, L.P.
Metropolitan West Asset Management LLC
Ultra Short Duration Bond Fund
Logan Circle Partners, L.P.
Wellington Management Company, LLP
Emerging Markets Debt Fund
Investec Asset Management Ltd.
Neuberger Berman Fixed Income LLC
Stone Harbor Investment Partners LP
Limited Duration Bond Fund
Logan Circle Partners, L.P.
Dynamic Asset Allocation Fund
SSgA Funds Management, Inc.

Investment Sub-Adviser
Multi-Asset Real Return Fund
AllianceBernstein L.P.
QS Investors, LLC

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six-month period ended November 30, 2014, were as follows ($ Thousands):

Large Cap Fund	$13
Large Cap Disciplined Equity Fund	4
Large Cap Index Fund	1
S&P 500 Index Fund	9
Small Cap Fund	60
Small/Mid Cap Equity Fund	4
World Equity Ex-US Fund	233
Screened World Equity Ex-US Fund	8

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity and U.S. Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six-month period ended November 30, 2014, were as follows ($ Thousands):

Large Cap Fund	$249
Small Cap Fund	146
Small/Mid Cap Equity Fund	610
U.S. Managed Volatility Fund	679

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	279

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2014

expenses, can be found on the Statements of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the six-month period ended November 30, 2014, can be found on the Financial Highlights.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust (“SDIT”) Prime Obligation Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

The following is summary of the transactions with affiliates for the six-month period ended November 30, 2014 ($ Thousands):

SEI Liquidity Fund, L.P.	Purchases at Cost	Proceeds from Sales	Value 11/30/2014	Dividend Income
Large Cap Fund	$236,782	$(246,565)	$66,333	$105
Large Cap Disciplined Equity Fund	366,639	(459,049)	67,687	151
Large Cap Index Fund	157,301	(191,025)	60,772	124
S&P 500 Index Fund	59,013	(55,925)	16,500	9
Extended Market Index Fund	76,025	(83,358)	45,827	306
Small Cap Fund	106,834	(112,738)	93,050	432
Small Cap II Fund	48,939	(42,159)	27,839	111
Small/Mid Cap Equity Fund	295,174	(254,737)	287,100	498
World Equity Ex-US Fund	954,342	(1,107,911)	464,455	3,893
Core Fixed Income Fund	1,269,390	(1,395,637)	280,654	296
Emerging Markets Debt Fund	66,319	(57,054)	14,889	19
SEI Daily Income Trust, Prime Obligation
Large Cap Fund	323,042	(314,750)	36,560	4
Large Cap Diversified Alpha Fund	24,324	(26,197)	3,111	—
Large Cap Disciplined Equity Fund	696,596	(670,120)	142,162	8
Large Cap Index Fund	119,707	(124,730)	24,937	1
S&P 500 Index Fund	150,217	(150,753)	7,665	—
Extended Market Index Fund	57,223	(51,393)	14,657	3
Small Cap Fund	146,039	(134,831)	27,846	45
Small Cap II Fund	86,930	(86,775)	11,110	12
Small/Mid Cap Equity Fund	842,763	(822,254)	80,294	56
U.S. Managed Volatility Fund	263,390	(284,992)	19,919	2
World Equity Ex-US Fund	609,837	(471,649)	251,015	11
Screened World Equity Ex-US Fund	9,287	(7,457)	3,808	—

SEI Daily Income Trust, Prime Obligation	Purchases at Cost	Proceeds from Sales	Value 11/30/2014	Dividend Income
Emerging Markets Equity Fund	$14,366	$13,394	$972	$—
Opportunistic Income Fund	416,027	(367,946)	87,999	4
Core Fixed Income Fund	1,988,042	(1,942,949)	392,429	18
High Yield Bond Fund	504,511	(490,408)	83,900	5
Long Duration Fund	656,599	(648,159)	29,963	2
Long Duration Corporate Bond Fund	667,317	(672,119)	29,208	2
Ultra Short Duration Bond Fund	208,754	(201,248)	10,328	—
Limited Duration Bond Fund	300,855	281,149	19,706	—
SEI
Large Cap Index Fund	—	(50,626)	465	3
Extended Market Index Fund	50,139	(100,689)	667	4

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six-month period ended November 30, 2014, the Trust borrowed funds from SEI Liquid Asset Trust Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

Account Name	Date	Amount Borrowed	Interest Paid	Rate
Large Cap Fund	07/02/2014	$25,500	$—	0.32%
Large Cap Disciplined Equity Fund	06/02/2014	54,165	1	0.22
Small Cap Fund	08/01/2014	8,000	—	0.24
Small/Mid Cap Equity Fund	06/02/2014	30,500	—	0.22

At November 30, 2014, the Trust had no outstanding borrowings.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund
	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14
Class A:
Shares Issued	9,894	32,418	152	1,926	13,020	33,938	671	2,690
Shares Issued In Lieu of Dividends and Distributions	639	10,227	47	222	2,202	25,395	107	458
Shares Redeemed	(11,960)	(31,819)	(1,487)	(18,989)	(26,837)	(162,350)	(1,466)	(7,260)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(1,427)	10,826	(1,288)	(16,841)	(11,615)	(103,017)	(688)	(4,112)

280	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

	S&P 500 Index Fund(2)			Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
	06/01/14 to 11/30/14 (unaudited)		06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14
Class A:
Shares Issued	101,457	(1)	83,355	7,163	29,988	1,490	3,374	3,622	11,230
Shares Issued In Lieu of Dividends and Distributions	795		243	308	549	66	305	56	2,046
Shares Redeemed	(21,375)		(5,245)	(4,955)	(6,395)	(4,832)	(15,632)	(1,709)	(11,200)
Increase (Decrease) in Net Assets Derived from Class A Transactions	80,877		78,353	2,516	24,142	(3,276)	(11,953)	1,969	2,076

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund
	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14
Class A:
Shares Issued	6,394	14,441	7,719	15,975	57,258	123,974	1,073	1,770
Shares Issued In Lieu of Dividends and Distributions	287	22,382	944	8,729	—	11,661	—	90
Shares Redeemed	(8,249)	(56,669)	(8,344)	(25,465)	(36,583)	(151,258)	(340)	(1,120)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(1,568)	(19,846)	319	(761)	20,675	(15,623)	733	740

	Emerging Markets Equity Fund(3)	Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund
	06/01/14 to 11/30/14 (unaudited)	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14
Class A:
Shares Issued	18,123	36,263	132,830	88,855	183,435 (1)	32,993	42,553
Shares Issued In Lieu of Dividends and Distributions	—	2,969	3,757	7,762	18,787	6,545	16,744
Shares Redeemed	(77)	(26,395)	(31,325)	(65,504)	(256,784)	(24,867)	(56,812)
Increase (Decrease) in Net Assets Derived from Class A Transactions	18,046	12,837	105,262	31,113	(54,562)	14,671	2,485

	Long Duration Fund		Long Duration Corporate Bond Fund			Ultra Short Duration Bond Fund		Emerging Markets Debt Fund
	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14		06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14
Class A:
Shares Issued	41,157	155,849	42,330	86,243	(1)	30,266	43,329	29,010	51,153
Shares Issued In Lieu of Dividends and Distributions	8,748	19,446	6,164	12,811		421	575	4,195	5,793
Shares Redeemed	(69,118)	(101,757)	(20,102)	(32,461)		(12,859)	(24,460)	(12,451)	(34,622)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(19,213)	73,538	28,392	66,593		17,828	19,444	20,754	22,324

	Real Return Fund		Limited Duration Bond Fund(4)	Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14	06/01/14 to 11/30/14 (unaudited)	06/01/13 to 05/31/14
Class A:
Shares Issued	1,528	7,016	21,819	12,863	35,745	15,018	52,354
Shares Issued In Lieu of Dividends and Distributions	160	284	45	—	1,766	—	—
Shares Redeemed	(2,183)	(11,700)	(615)	(7,121)	(18,988)	(10,240)	(8,423)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(495)	(4,400)	21,249	5,742	18,523	4,778	43,931

(1)	Includes subscriptions/redemptions as a result of an in-kind transfer of securities (see Note 11).
(2)	Fund commenced operations on December 18, 2013.
(3)	Fund commenced operations on October 31, 2014.
(4)	Fund commenced operations on July 31, 2014.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	281

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2014

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the six-month period ended November 30, 2014, were as follows:

	U.S. Gov’t ($Thousands)	Other ($Thousands)	Total ($Thousands)
Large Cap Fund
Purchases	$—	$531,821	$531,821
Sales	—	553,933	553,933
Large Cap Diversified Alpha Fund
Purchases	—	53,795	53,795
Sales	—	69,926	69,926
Large Cap Disciplined Equity Fund
Purchases	—	2,351,126	2,351,126
Sales	—	2,518,946	2,518,946
Large Cap Index Fund
Purchases	—	78,649	78,649
Sales	—	180,029	180,029
S&P 500 Index Fund
Purchases	—	1,082,953	1,082,953
Sales	—	171,381	171,381
Extended Market Index Fund
Purchases	—	88,000	88,000
Sales	—	61,133	61,133
Small Cap Fund
Purchases	—	227,908	227,908
Sales	—	287,045	287,045
Small Cap II Fund
Purchases	—	114,861	114,861
Sales	—	89,852	89,852
Small/Mid Cap Fund
Purchases	—	683,318	683,318
Sales	—	721,049	721,049
U.S. Managed Volatility Fund
Purchases	—	375,656	375,656
Sales	—	346,223	346,223
World Equity Ex-US Fund
Purchases	—	1,833,587	1,833,587
Sales	—	1,696,634	1,696,634
Screened World Equity Ex-US Fund
Purchases	—	39,386	39,386
Sales	—	32,157	32,157
Emerging Markets Equity Fund
Purchases	—	212,374	212,374
Sales	—	35,634	35,634
Opportunistic Income Fund
Purchases	58,468	272,519	330,987
Sales	54,293	185,190	239,483
Core Fixed Income Fund
Purchases	7,860,132	915,871	8,776,003
Sales	7,676,076	1,013,463	8,689,539
High Yield Bond Fund
Purchases	—	716,687	716,687
Sales	—	499,817	499,817
Long Duration Fund
Purchases	875,460	533,170	1,408,630
Sales	1,145,447	436,687	1,582,134
Long Duration Corporate Bond Fund
Purchases	737,517	841,362	1,578,879
Sales	758,501	522,981	1,281,482
Ultra Short Duration Bond Fund
Purchases	109,004	227,440	336,444
Sales	120,603	110,268	230,871
Emerging Markets Debt Fund
Purchases	—	758,911	758,911
Sales	—	551,611	551,611

	U.S. Gov’t ($Thousands)	Other ($Thousands)	Total ($Thousands)
Real Return Fund
Purchases	$32,068	$—	$32,068
Sales	37,688	—	37,688
Limited Duration Bond Fund
Purchases	66,270	138,744	205,014
Sales	24,473	12,417	36,890
Dynamic Asset Allocation Fund
Purchases	—	212,110	212,110
Sales	—	51,416	51,416
Multi-Asset Real Return Fund
Purchases	149,104	165,990	315,094
Sales	139,338	107,828	247,166

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Dynamic Asset Allocation and Multi-Asset Real Return Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal

282	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, defaulted bond basis adjustments, reclassification of long term capital gain distributions on Real Estate Investment Trust securities, reclassification of income and expense from swap transactions, basis adjustments for investments in partnerships, and gains and losses on passive foreign investment companies and certain foreign currency related transactions and non taxable in kind redepemption, have been reclassified to/from the following accounts as of May 31, 2014:

	Undistributed Net Investment Income (Loss) ($ Thousands)	Accumulated Realized Gain (Loss) ($ Thousands)	Paid-in Capital ($ Thousands)
Large Cap Fund	$64	$(64)	$—
Large Cap Diversified Alpha Fund	(29)	29	—
Large Cap Disciplined Equity Fund	(51)	(228)	279
Large Cap Index Fund	233	(233)	—
S&P 500 Index Fund	25	(25)	—
Extended Market Index Fund	146	(146)	—
Small Cap Fund	748	(748)	—
Small Cap II Fund	140	(140)	—
Small/Mid Cap Equity Fund	1,264	(1,264)	—
U.S. Managed Volatility Fund	14	(14)	—
World Equity Ex-US Fund	4,841	(4,841)	—
Screened World Equity Ex-US Fund	113	(113)	—
Opportunistic Income Fund	2,180	(1,948)	(232)
Core Fixed Income Fund	7,195	(7,195)	—
High Yield Bond Fund	8,328	(7,307)	(1,021)
Long Duration Fund	(560)	560	—
Long Duration Corporate Bond Fund	96	(96)	—
Ultra Short Duration Fund	790	(790)	—
Emerging Markets Debt Fund	(41,024)	41,024	—
Real Return Fund	(1)	1	—
Dynamic Asset Allocation Fund	(26,806)	26,807	(1)
Multi-Asset Real Return Fund	(11,129)	11,380	(251)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2014 were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2014	$69,042	$155,872	$—	$224,914
	2013	41,342	42,893	—	84,235
Large Cap Diversified Alpha Fund	2014	2,968	—	—	2,968
	2013	5,999	—	—	5,999
Large Cap Disciplined Equity Fund	2014	70,879	284,707	—	355,586
	2013	140,201	—	—	140,201
Large Cap Index Fund	2014	45,418	24,543	—	69,961
	2013	38,842	16,181	—	55,023
S&P 500 Index Fund	2014	2,597	—	—	2,597
Extended Market Index Fund	2014	6,348	302	—	6,650
	2013	84	—	—	84
Small Cap Fund	2014	6,428	—	—	6,428
	2013	10,108	—	—	10,108
Small Cap II Fund	2014	15,170	11,533	—	26,703
	2013	1,541	570	—	2,111
Small/Mid Cap Equity Fund	2014	118,792	215,732	—	334,524
	2013	25,590	15,141	—	40,731
U.S. Managed Volatility Fund	2014	56,144	63,960	—	120,104
	2013	31,318	8,220	—	39,538
World Equity Ex-US Fund	2014	149,128	—	—	149,128
	2013	119,081	—	—	119,081
Screened World Equity Ex-US Fund	2014	1,227	—	—	1,227
	2013	1,070	—	—	1,070
Opportunistic Income Fund	2014	31,408	—	—	31,408
	2013	8,743	—	—	8,743
Core Fixed Income Fund	2014	200,834	—	—	200,834
	2013	305,867	—	—	305,867
High Yield Bond Fund	2014	149,192	20,664	—	169,856
	2013	144,390	—	—	144,390

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	283

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2014

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Long Duration Fund	2014	$150,263	$17,995	$—	$168,258
	2013	351,417	45,605	—	397,022
Long Duration Corporate Bond Fund	2014	122,688	—	—	122,688
	2013	84,703	—	—	84,703
Ultra Short Duration Fund	2014	5,851	—	—	5,851
	2013	4,073	—	—	4,073
Emerging Markets Debt Fund	2014	54,928	6,233	—	61,161
	2013	106,579	40,153	—	146,732
Real Return Fund	2014	2,905	—	—	2,905
	2013	10,492	—	—	10,492
Dynamic Asset Allocation Fund	2014	24,183	—	—	24,183
	2013	36,290	17,525	—	53,815
Multi-Asset Real Return Fund	2014	—	—	—	—
	2013	888	82	194	1,164

As of May 31, 2014, the components of distributable earnings/(accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$26,469	$123,383	$—	$—	$597,833	$(89)	$747,596
Large Cap Diversified Alpha Fund	106	—	(1,702)	—	19,877	(233)	18,048
Large Cap Disciplined Equity Fund	10,271	373,825	—	—	685,560	(2,687)	1,066,969
Large Cap Index Fund	10,939	78,982	—	—	753,633	(1,535)	842,019
S&P 500 Index Fund	3,531	651	—	—	36,937	(647)	40,472
Extended Market Index Fund	7,395	1,134	—	—	46,124	44	54,697
Small Cap Fund	690	—	(3,975)	—	83,527	247	80,489
Small Cap II Fund	3,894	12,419	—	—	34,138	(48)	50,403
Small/Mid Cap Equity Fund	33,568	121,592	—	—	431,492	(256)	586,396
U.S. Managed Volatility Fund	34,123	58,665	—	—	227,275	(1,035)	319,028
World Equity Ex-US Fund	75,852	—	(44,151)	—	991,950	(677)	1,022,974
Screened World Equity Ex-US Fund	793	—	(12,740)	—	9,313	(71)	(2,705)
Opportunistic Income Fund	18,038	—	(50,336)	(1,708)	15,141	(87)	(18,952)
Core Fixed Income Fund	15,570	—	(9,478)	—	178,006	(46,601)	137,497
High Yield Bond Fund	30,586	29,111	—	—	59,959	(10,885)	108,771
Long Duration Fund	12,691	—	—	(14,157)	229,156	(14,412)	213,278
Long Duration Corporate Bond Fund	10,230	—	(21,930)	(5,930)	103,434	(10,294)	75,510
Ultra Short Duration Fund	652	—	(809)	(218)	2,143	(665)	1,103
Emerging Markets Debt Fund	22,214	—	(6,306)	(17,116)	19,795	(29,133)	(10,546)
Real Return Fund	1,249	—	(336)	(675)	956	(1,081)	113
Dynamic Asset Allocation Fund	1,434	—	(353)	(15,948)	344,733	(7,752)	322,114
Multi-Asset Real Return Fund	5,750	—	(7,388)	(1,520)	8,666	(1,528)	3,980

Post-October losses represent losses realized on investment transactions from November 1, 2013 through May 31, 2014 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains as follows:

	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards May 31, 2014 ($ Thousands)
Large Cap Diversified Alpha Fund	$—	$1,702	$—	$1,702
Small Cap Fund	—	3,975	—	3,975
World Equity Ex-US Fund	—	44,151	—	44,151
Screened World Equity Ex-US Fund	—	12,740	—	12,740
Opportunistic Income Fund	7,753	23,512	19,071	50,336

284	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Core Fixed Income Fund	$4,159	$5,319	$9,478
Long Duration Corporate Bond Fund	3,359	18,571	21,930
Ultra Short Duration Bond Fund	465	344	809
Emerging Markets Debt Fund	6,306	—	6,306
Real Return Fund	—	336	336
Dynamic Asset Allocation Fund	—	353	353
Multi-Asset Real Return Fund	1,047	6,341	7,388

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended May 31, 2014, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount Utilized ($ Thousands)
Large Cap Diversified Alpha Fund	$76,624
Large Cap Disciplined Equity Fund	603,051
Small Cap Fund	126,540
World Equity Ex-US Fund	434,812
Screened World Equity Ex-US Fund	2,568
Opportunistic Income Fund	206

For Federal income tax purposes, the cost of securities owned at November 30, 2014, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2014, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,818,537	$696,593	$(26,724)	$669,869
Large Cap Diversified Alpha Fund	105,325	26,094	(1,919)	24,175
Large Cap Disciplined Equity Fund	4,036,231	850,686	(47,468)	803,218
Large Cap Index Fund	1,114,072	878,952	(9,482)	869,470
S&P 500 Index Fund	1,716,246	147,726	(23,686)	124,040
Extended Market Index Fund	551,024	91,138	(28,327)	62,811
Small Cap Fund	658,605	128,642	(35,348)	93,294
Small Cap Fund II	276,152	52,960	(11,205)	41,755
Small/Mid Cap Equity Fund	1,760,381	465,791	(48,621)	417,170
U.S. Managed Volatility Fund	1,064,116	290,610	(9,946)	280,664

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
World Equity Ex-US Fund	$6,626,840	$1,022,569	$(352,047)	$670,522
Screened World Equity Ex-US Fund	78,000	8,152	(4,722)	3,430
Emerging Markets Equity Fund	179,899	4,112	(5,312)	(1,200)
Opportunistic Income Fund	1,985,470	17,352	(11,866)	5,486
Core Fixed Income Fund	6,938,669	251,936	(48,049)	203,887
High Yield Bond Fund	2,243,501	63,001	(75,409)	(12,408)
Long Duration Fund	3,601,757	341,579	(13,460)	328,119
Long Duration Corporate Bond Fund	2,991,299	156,643	(24,045)	132,598
Ultra Short Duration Bond Fund	919,962	2,548	(1,906)	642
Emerging Markets Debt Fund	1,793,769	43,408	(113,185)	(69,777)
Real Return Fund	199,868	97	(1,970)	(1,873)
Limited Duration Bond Fund	231,400	315	(204)	111
Dynamic Asset Allocation Fund	1,368,524	486,659	(18,838)	467,821
Multi-Asset Real Return Fund	818,849	22,159	(11,658)	10,501

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of November 30, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Corporate Bond, Ultra Short Duration Bond, Limited Duration Bond and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	285

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2014

investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention

(or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Leverage Risk — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds’ share price and make the Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

11. IN-KIND TRANSFERS OF SECURITIES

During the six-month period ended November 30, 2014, the S&P 500 Index Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued (Thousands)	Value ($ Thousands)	Gain (Loss) ($ Thousands)
S&P 500 Index Fund
10/31/2014	73,459	$821,276	$—

During the year ended May 31, 2014, the Core Fixed Income and Long Duration Corporate Bond Funds issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued (Thousands)	Value ($ Thousands)	Gain (Loss) ($ Thousands)
Core Fixed Income Fund
08/30/2013	2,827	$28,973	$—
Long Duration Corporate Bond Fund
01/09/2014	9,745	91,703	—
02/19/2014	1,369	13,171	—

12. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and

286	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of November 30, 2014 (in $Thousands):

Fund	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Large Cap Fund	$63,822	$63,822	$—
Large Cap Disciplined Equity Fund	65,951	65,951	—
Large Cap Index Fund	58,788	58,788	—
S&P 500 Index Fund	15,917	15,917	—
Extended Market Index Fund	43,302	43,302	—
Small Cap Fund	88,440	88,440	—
Small Cap II Fund	26,552	26,552	—
Small/Mid Cap Equity Fund	276,077	276,077	—
World Equity Ex-US Fund	440,822	440,822	—
Core Fixed Income Fund	273,955	273,955	—
Emerging Markets Debt Fund	14,215	14,215	—

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

13. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of November 30, 2014.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	287

Disclosure of Fund Expenses (Unaudited)

November 30, 2014

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 6/1/2014	Ending Account Value 11/30/2014	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,074.60	0.19%	$0.99
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.12	0.19%	$0.96
Large Cap Diversified Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,078.40	0.24%	$1.25
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.87	0.24%	$1.22
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,080.20	0.18%	$0.94
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.17	0.18%	$0.91
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,082.00	0.02%	$0.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.97	0.02%	$0.10

	Beginning Account Value 6/1/2014	Ending Account Value 11/30/2014	Annualized Expense Ratios	Expense Paid During Period*
S&P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,085.30	0.02%	$0.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.97	0.02%	$0.10
Extented Market Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,049.20	0.05%	$0.26
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.82	0.05%	$0.25
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,041.30	0.47%	$2.41
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.71	0.47%	$2.38
Small Cap II Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,050.70	0.44%	$2.26
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.86	0.44%	$2.23

288	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

	Beginning Account Value 6/1/2014	Ending Account Value 11/30/2014	Annualized Expense Ratios	Expense Paid During Period*
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,050.80	0.46%	$2.36
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.76	0.46%	$2.33
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,094.70	0.23%	$1.21
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.92	0.23%	$1.17
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$978.20	0.34%	$1.69
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.36	0.34%	$1.72
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$970.10	0.39%	$1.93
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.11	0.39%	$1.98
Emerging Markets Equity Fund (Commenced 10/31/14)
Actual Fund Return
Class A Shares	$1,000.00	$990.00	0.75%	$0.63	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.31	0.75%	$3.80	*
Opportunistic Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,008.20	0.26%	$1.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.76	0.26%	$1.32
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,022.40	0.13%	$0.66
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.42	0.13%	$0.66
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$996.00	0.30%	$1.50
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.56	0.30%	$1.52
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,047.90	0.14%	$0.72
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.37	0.14%	$0.71
Long Duration Corporate Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,038.50	0.15%	$0.77
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.32	0.15%	$0.76
Ultra Short Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,002.20	0.13%	$0.65
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.42	0.13%	$0.66
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$976.40	0.41%	$2.03
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.01	0.41%	$2.08
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$987.10	0.07%	$0.35
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.72	0.07%	$0.36

	Beginning Account Value 6/1/2014	Ending Account Value 11/30/2014	Annualized Expense Ratios	Expense Paid During Period*
Limited Duration Bond Fund (Commenced 7/31/14)
Actual Fund Return
Class A Shares	$1,000.00	$1,004.00	0.16%	$0.54	***
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.27	0.16%	$0.81	*
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,129.40	0.07%	$0.37
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.72	0.07%	$0.36
Multi-Asset Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$955.90	0.44%	$2.16
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.86	0.44%	$2.23

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period since inception to period end).

***	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since inception to period end).

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	289

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. With the exception of any Fund for which SIMC directly manages the Fund’s assets, pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to approve new and terminate or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requests and receives written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds generally as classified by Lipper (unless otherwise adjusted), an independent provider of investment company data (although for certain Funds, it may be determined that no readily available peer group comparable to such Funds is maintained by an independent party); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) the Adviser’s and Sub-Advisers’ potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance compared with peer groups of mutual funds as classified by Lipper (unless otherwise

290	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

adjusted) (although for certain Funds, it may be determined that no readily available peer group comparable to such Funds is maintained by an independent party) and the Funds’ benchmark indices.

At the June 24-25, 2014 and September 15-16, 2014 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved certain of the Sub-Advisory Agreements and approved the selection of certain Sub-Advisers to act in their respective capacities for the Funds. The Advisory Agreement is generally approved annually at a meeting of the Board in March of each year. A discussion of the Board’s most recent approval of the Advisory Agreement appears in the Funds’ annual report for the last fiscal year, which covers the period June 1, 2013 through May 31, 2014. A discussion of the Board’s consideration of the renewal of the Advisory Agreement is expected to appear in the Funds’ annual report for the current fiscal year, which will cover the period June 1, 2014 through May 31, 2015. The Board’s approval of the Sub-Advisory Agreements was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including but not necessarily limited to:

•	the nature, extent and quality of the services provided to the Funds under the Sub-Advisory Agreements, including the resources of the Sub-Advisers dedicated to the Funds;

•

the Funds’ investment performance and how it compared to that of other comparable mutual funds (although for certain Funds, it may have been determined that no readily available peer group comparable to such Funds is maintained by an independent party) and the applicable benchmarks;

•

the Funds’ expenses under each Sub-Advisory Agreement and how those expenses compared to those of other comparable mutual funds (although for certain Funds, it may have been determined that no readily available peer group comparable to such Funds is maintained by an independent party);

•	in most cases, the profitability of, the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; and

•	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Sub-Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support renewal of the Sub-Advisory Agreements.

Fund Performance. The Board considered Fund performance in determining whether to approve new and terminate or renew existing Sub-Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria, including the fact that for certain Funds, it may have been determined that no readily available peer group comparable to such Funds is maintained by an independent party. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied that appropriate steps were being taken, but agreed that they would continue to closely monitor the Fund performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of the Sub-Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014	291

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Conclued)

the Funds’ respective peer groups, including the fact that for certain Funds, it may have been determined that no readily available peer group comparable to such Funds is maintained by an independent party. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Sub-Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. The Trustees found that profitability was reasonable. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, different factors may have been given varied weight by different Trustees, and the Trustees did not identify any particular information that was all-important or controlling.

292	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2014

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1.800.DIAL.SEI

(1.800.342.5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-120 (11/14)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, S&P 500 Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Fund, U.S. Managed Volatility Fund, World Equity Ex-US Fund, Screened World Equity Ex-US, Emerging Markets Equity Fund and Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Long Duration Corporate Bond Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Limited Duration Bond Fund and Multi-Asset Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Consumer Discretionary — 12.7%
Abercrombie & Fitch, Cl A (A)	22,900	$661
Amazon.com*	18,760	6,353
Apollo Education Group, Cl A*	55,600	1,736
Autoliv (A)	21,400	2,118
Best Buy	21,000	828
Big Lots	17,400	884
CBS, Cl B	185,014	10,154
Charter Communications, Cl A*	49,096	8,332
Chipotle Mexican Grill, Cl A*	6,720	4,459
Comcast, Cl A	190,010	10,838
Cooper Tire & Rubber	32,100	1,089
Delphi Automotive	123,720	9,025
DeVry Education Group	7,300	356
Dillard’s, Cl A	49,583	5,845
DIRECTV*	63,200	5,543
Discovery Communications, Cl A*	229,570	8,012
Discovery Communications, Cl C*	450,705	15,328
Dollar General*	77,490	5,172
Expedia	53,200	4,634
Foot Locker	127,000	7,276
Ford Motor	669,390	10,530
Fossil Group*	44,486	4,970
GameStop, Cl A (A)	36,900	1,395
Gannett	73,400	2,389
Garmin (A)	13,700	785
Graham Holdings, Cl B	400	355
Hanesbrands	4,100	474
Harley-Davidson	145,285	10,123
Hilton Worldwide Holdings*	267,680	7,019
Home Depot	106,900	10,626
International Game Technology (A)	96,500	1,643
Johnson Controls	16,500	825
Kohl’s	50,100	2,987
L Brands	181,475	14,681
Lear	83,200	7,980
Liberty Interactive, Cl A*	622,675	18,151
Liberty Ventures, Ser A*	52,835	1,936
Macy’s	104,130	6,759
Magna International, Cl A (A)	52,900	5,695
NIKE, Cl B	115,000	11,418
priceline.com*	14,775	17,142
Ralph Lauren, Cl A	28,170	5,209
Sally Beauty Holdings*	211,125	6,682
Starbucks	179,284	14,560
Target	29,100	2,153
Time Warner	57,000	4,852
Time Warner Cable, Cl A	95,040	14,188
TRW Automotive Holdings*	28,000	2,895
Viacom, Cl B	18,100	1,369
Whirlpool	46,900	8,731

		307,165

Consumer Staples — 8.4%
Altria Group	20,300	1,021
Anheuser-Busch InBev ADR	124,934	14,616
Archer-Daniels-Midland	163,800	8,629
Bunge	83,000	7,534
Coca-Cola	54,800	2,457
Coca-Cola Enterprises	36,400	1,599

Description	Shares	Market Value ($ Thousands)
ConAgra Foods	72,900	$2,662
Constellation Brands, Cl A*	7,800	752
Costco Wholesale	145,499	20,678
CVS Caremark	93,500	8,542
Dr. Pepper Snapple Group	54,200	4,011
Estee Lauder, Cl A	125,509	9,305
Ingredion	31,500	2,622
Kimberly-Clark	29,800	3,475
Kroger	191,300	11,448
Lorillard	88,300	5,575
Mead Johnson Nutrition, Cl A	200,997	20,871
Monster Beverage*	17,400	1,951
PepsiCo	22,000	2,202
Philip Morris International	198,620	17,266
Pilgrim’s Pride* (A)	79,400	2,565
Procter & Gamble	44,944	4,064
SUPERVALU*	60,800	569
Tyson Foods, Cl A (A)	322,150	13,640
Walgreen	301,125	20,660
Wal-Mart Stores	45,600	3,992
Whole Foods Market	236,142	11,578

		204,284

Energy — 9.0%
Apache	19,600	1,256
Baker Hughes	60,200	3,431
Cabot Oil & Gas	256,740	8,483
Cameron International*	91,600	4,697
Chevron	119,435	13,003
ConocoPhillips	65,700	4,341
Core Laboratories (A)	55,344	7,130
EOG Resources	195,300	16,936
Exxon Mobil	268,472	24,307
FMC Technologies*	180,679	8,631
Halliburton	110,700	4,672
Helmerich & Payne	21,800	1,516
Hess	23,700	1,728
Kinder Morgan (A)	226,500	9,366
Marathon Oil	79,000	2,285
Marathon Petroleum	147,890	13,323
MarkWest Energy Partners	134,290	9,543
Murphy Oil	34,500	1,671
Nabors Industries	68,200	895
Newfield Exploration*	23,100	629
Noble	52,500	944
Noble Energy	154,010	7,574
Occidental Petroleum	20,100	1,603
Oil States International*	84,800	4,227
Paragon Offshore (A)	17,500	64
Patterson-UTI Energy	167,600	2,965
Phillips 66	193,570	14,135
Schlumberger	108,943	9,364
SM Energy	74,800	3,250
Superior Energy Services	40,700	786
Tesoro	92,000	7,049
Valero Energy	303,700	14,763
Williams	254,800	13,186

		217,753

Financials — 16.2%
ACE	24,600	2,813
Aflac	29,700	1,774
Allied World Assurance Holdings	30,676	1,157
Allstate	168,900	11,511

SOI1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Ally Financial*	86,900	$2,066
American Financial Group	54,046	3,264
American International Group	474,760	26,017
American Realty Capital Properties‡	22,000	207
American Tower, Cl A‡	113,530	11,922
Ameriprise Financial	58,400	7,695
Annaly Capital Management‡	71,700	826
Assurant	102,180	6,906
AvalonBay Communities‡	3,400	547
Axis Capital Holdings	58,280	2,917
Bank of America	1,097,610	18,703
Bank of New York Mellon	30,400	1,217
BB&T	53,900	2,026
Berkshire Hathaway, Cl B*	48,358	7,190
Boston Properties‡	2,900	376
Brandywine Realty Trust‡	56,000	866
Capital One Financial	127,300	10,591
CBL & Associates Properties‡	65,600	1,276
CBOE Holdings	52,100	3,121
CBRE Group, Cl A*	145,800	4,919
Charles Schwab	449,770	12,738
Chubb	34,240	3,528
CIT Group	26,600	1,298
Citigroup	597,300	32,236
CNA Financial	21,600	836
Crown Castle International‡	255,900	21,263
Discover Financial Services	203,347	13,330
Endurance Specialty Holdings	19,600	1,156
Equity Residential‡	9,500	673
Everest Re Group	49,800	8,734
Fifth Third Bancorp	98,900	1,990
General Growth Properties‡	14,900	399
Genworth Financial, Cl A*	183,100	1,664
Goldman Sachs Group	32,800	6,180
Hartford Financial Services Group	58,700	2,424
HCP‡	8,000	358
Health Care‡	8,000	589
Hospitality Properties Trust‡	100,900	3,087
Host Hotels & Resorts‡	14,300	332
Huntington Bancshares	519,700	5,254
IntercontinentalExchange Group	56,875	12,853
JPMorgan Chase	477,300	28,715
KeyCorp	151,100	2,040
Lincoln National	96,800	5,482
McGraw-Hill	50,700	4,739
MetLife	39,700	2,208
Montpelier Re Holdings	49,200	1,675
Moody’s	47,570	4,805
Morgan Stanley	83,600	2,941
Navient	69,800	1,463
Northern Trust	9,200	623
PartnerRe	66,400	7,736
PNC Financial Services Group	96,400	8,432
Prologis‡	9,000	380
Protective Life	7,728	539
Prudential Financial	36,800	3,127
Public Storage‡	3,800	713
Radian Group (A)	156,100	2,661
Regions Financial	134,700	1,356
Reinsurance Group of America, Cl A	63,301	5,426
RenaissanceRe Holdings	31,400	3,075

Description	Shares	Market Value ($ Thousands)
Simon Property Group‡	8,300	$1,501
State Street	23,600	1,811
Travelers	158,300	16,535
Unum Group	186,300	6,189
Validus Holdings	31,300	1,299
Ventas‡	4,915	352
Vornado Realty Trust‡	3,600	402
Voya Financial	22,140	927
Wells Fargo	277,671	15,128
Weyerhaeuser‡	15,600	551

		393,660

Health Care — 16.2%
Actavis*	39,740	10,754
Aetna	86,300	7,529
Alexion Pharmaceuticals*	68,090	13,271
Allergan	125,575	26,859
AmerisourceBergen	65,200	5,937
Amgen	15,500	2,562
Baxter International	41,200	3,007
Biogen Idec*	51,750	15,923
Bristol-Myers Squibb	282,520	16,683
Cardinal Health	86,900	7,142
Celgene*	266,950	30,349
Cigna	84,100	8,653
Covance*	44,158	4,532
DaVita*	116,370	8,906
Eli Lilly	12,063	822
Express Scripts Holding*	253,928	21,114
Gilead Sciences*	182,534	18,312
HCA Holdings*	61,500	4,286
Health Net*	67,600	3,473
Humana	143,930	19,858
Intuitive Surgical*	22,995	11,906
Johnson & Johnson	116,926	12,657
Mallinckrodt*	3,500	323
McKesson	57,100	12,034
Medtronic	214,590	15,852
Merck	157,200	9,495
Myriad Genetics* (A)	17,300	580
Novo Nordisk ADR	254,300	11,560
Omnicare	75,100	5,281
Perrigo	52,050	8,338
Pfizer	526,340	16,395
Quest Diagnostics	26,100	1,705
Shire ADR	68,460	14,623
Teva Pharmaceutical Industries ADR	209,240	11,923
United Therapeutics*	94,000	12,462
UnitedHealth Group	7,800	769
WellPoint	121,100	15,490
Zimmer Holdings	17,900	2,010

		393,375

Industrials — 7.8%
AGCO (A)	44,200	1,865
Alaska Air Group	100,900	5,956
Alliant Techsystems	22,456	2,553
AMERCO	3,200	890
Avis Budget Group*	84,600	5,089
Canadian Pacific Railway	90,110	17,406
Caterpillar	24,700	2,485
Danaher	127,571	10,660
Deere (A)	52,700	4,565
Delta Air Lines	205,800	9,605

SOI2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Engility Holdings*	6,500	$273
Exelis	176,180	3,161
Fastenal (A)	185,989	8,407
FedEx	50,700	9,034
Flowserve	147,770	8,699
Fluor	62,483	3,873
General Dynamics	36,200	5,262
Huntington Ingalls Industries	34,100	3,716
ITT	12,500	517
Kansas City Southern	90,340	10,745
L-3 Communications Holdings	32,000	3,987
Lincoln Electric Holdings	3,900	281
Lockheed Martin	46,100	8,831
Norfolk Southern	13,100	1,462
Northrop Grumman	95,300	13,431
Raytheon	39,707	4,237
RR Donnelley & Sons	70,900	1,194
Southwest Airlines	255,983	10,705
Stericycle*	83,285	10,737
Timken	26,300	1,125
Towers Watson, Cl A	10,400	1,175
Trinity Industries	211,100	6,768
Union Pacific	101,270	11,825
Vectrus*	900	25

		190,544

Information Technology — 21.3%
Adobe Systems*	305,175	22,485
Alliance Data Systems*	26,655	7,620
Amdocs	97,730	4,764
Amphenol, Cl A	177,384	9,513
Ansys*	65,713	5,488
Apple	215,570	25,638
Applied Materials	919,990	22,126
ARRIS Group*	36,800	1,096
Arrow Electronics*	43,370	2,535
Autodesk*	131,500	8,153
Avnet	44,600	1,953
Baidu ADR*	52,900	12,966
Booz Allen Hamilton Holding, Cl A	14,500	394
Broadcom, Cl A	7,700	332
Broadridge Financial Solutions	7,900	358
Brocade Communications Systems	414,400	4,687
CA	67,100	2,090
Cisco Systems	286,400	7,916
Cognizant Technology Solutions, Cl A*	124,523	6,723
Computer Sciences	64,500	4,088
CoreLogic*	19,900	661
Corning	194,600	4,090
eBay*	370,425	20,329
Electronic Arts*	104,600	4,595
Equinix	70,977	16,124
Facebook, Cl A*	17,900	1,391
Fidelity National Information Services	17,000	1,040
Flextronics International*	361,700	4,011
Genpact*	339,545	6,119
Google, Cl C*	31,715	17,184
Google, Cl A*	27,515	15,108
Harris	23,600	1,691
Hewlett-Packard	275,900	10,777
Ingram Micro, Cl A*	68,482	1,878

Description	Shares	Market Value ($ Thousands)
Intel	568,600	$21,180
Intuit	147,650	13,860
Lexmark International, Cl A (A)	71,000	3,043
Mastercard, Cl A	407,880	35,604
Micron Technology*	255,700	9,193
Microsoft	840,125	40,166
National Instruments	151,365	4,872
NetSuite* (A)	36,755	3,887
Oracle	92,300	3,915
Qualcomm	437,499	31,894
Salesforce.com*	143,891	8,615
Science Applications International	11,514	583
Seagate Technology (A)	41,100	2,717
Skyworks Solutions	75,900	5,121
TE Connectivity	29,200	1,875
Tech Data*	25,100	1,565
Texas Instruments	170,780	9,294
Visa, Cl A	144,446	37,294
Vishay Intertechnology (A)	59,500	825
Western Digital	138,898	14,344
Western Union (A)	70,550	1,311
Xerox	281,300	3,927
Yelp, Cl A*	70,225	4,009
Zebra Technologies, Cl A*	12,400	907

		515,924

Materials — 2.7%
Alcoa	172,300	2,979
Celanese, Cl A	25,100	1,508
CF Industries Holdings	19,100	5,122
Domtar	28,600	1,164
Dow Chemical	193,940	9,439
Eastman Chemical	24,000	1,990
Ecolab	85,072	9,268
Freeport-McMoRan Copper & Gold, Cl B	43,500	1,168
Huntsman	81,900	2,090
LyondellBasell Industries, Cl A	121,312	9,567
Owens-Illinois*	45,900	1,177
PPG Industries	35,701	7,812
Rock Tenn, Cl A	25,100	1,426
Steel Dynamics	55,200	1,244
TimkenSteel	10,200	364
United States Steel (A)	238,900	7,967
Westlake Chemical	27,600	1,755

		66,040

Telecommunication Services — 1.2%
AT&T	443,400	15,687
CenturyLink	94,400	3,849
Level 3 Communications*	100,680	5,034
Verizon Communications	77,800	3,936

		28,506

Utilities — 2.6%
AES	313,700	4,351
Ameren	41,800	1,802
American Electric Power	237,600	13,674
Atmos Energy	6,400	344
Calpine*	210,000	4,822
Dominion Resources	13,400	972
DTE Energy	25,000	2,036
Duke Energy	8,100	655
Edison International	127,500	8,104

SOI3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Entergy	119,200	$10,001
Exelon	104,300	3,772
FirstEnergy	53,900	1,988
Public Service Enterprise Group	190,500	7,959
SCANA	30,300	1,728
Vectren	11,800	522

		62,730

Total Common Stock (Cost $1,710,112) ($ Thousands)		2,379,981

AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, L.P. 0.070% (B)**†	66,333,376	66,333

Total Affiliated Partnership (Cost $66,333) ($ Thousands)		66,333

CASH EQUIVALENTS — 1.6%
Investors Cash Trust — Treasury Portfolio — DWS US Treasury Money Fund 0.010% **	2,048,671	2,049
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% **†	36,560,162	36,560

Total Cash Equivalents (Cost $38,609) ($ Thousands)		38,609

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.035%, 03/05/2015	$3,483	3,483

Total U.S. Treasury Obligation (Cost $3,483) ($ Thousands)		3,483

Total Investments — 102.5% (Cost $1,818,537) ($ Thousands)		$2,488,406

Percentages are based on a Net Assets of $2,427,140 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2014. The total market value of securities as on loan at November 30, 2014 was $63,822 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2014 was $66,333 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the inputs used as of November 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,379,981	$—	$—	$2,379,981
Affiliated Partnership	—	66,333	—	66,333
Cash Equivalents	38,609	—	—	38,609
U.S. Treasury Obligation	—	3,483	—	3,483

Total Investments in Securities	$2,418,590	$69,816	$—	$2,488,406

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SOI4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.4%

Consumer Discretionary — 14.6%
Abercrombie & Fitch, Cl A	5,332	$154
AutoZone*	330	191
Chipotle Mexican Grill, Cl A*	182	121
Coach	2,236	83
Delphi Automotive	9,330	681
Dillard’s, Cl A	700	83
DIRECTV*	12,174	1,068
Discovery Communications, Cl C*	25,299	860
Dollar Tree*	3,546	242
Expedia	2,000	174
Foot Locker	2,924	168
Gap	2,083	82
General Motors	42,832	1,432
Genuine Parts	5,245	539
Home Depot	816	81
Kohl’s	1,479	88
L Brands	16,147	1,306
Lear	4,209	404
Liberty Interactive, Cl A*	31,879	929
Liberty Ventures, Ser A*	3,687	135
Lowe’s	1,420	91
Macy’s	13,504	877
Magna International, Cl A	2,476	266
Marriott International, Cl A	1,076	85
Michael Kors Holdings*	1,097	84
NIKE, Cl B	6,979	693
NVR*	360	453
Omnicom Group	1,444	112
O’Reilly Automotive*	737	135
Polaris Industries	3,047	477
priceline.com*	1,113	1,292
Ross Stores	976	89
Royal Caribbean Cruises	2,899	214
Sally Beauty Holdings*	2,194	69
Time Warner Cable, Cl A	2,388	356
TJX	5,483	363
Toyota Motor ADR	16,039	1,975
Tribune*	7,480	508
VF	1,074	81
Viacom, Cl B	9,490	718
Whirlpool	3,750	698
Wyndham Worldwide	5,125	427
Yum! Brands	1,181	91

		18,975

Consumer Staples — 4.9%
Altria Group	5,686	286
Brown-Forman, Cl B	345	33
Bunge	6,162	560
Church & Dwight	951	73
Clorox	787	80
Coca-Cola Enterprises	5,213	229
Colgate-Palmolive	1,088	76
Dr. Pepper Snapple Group	10,454	774
Estee Lauder, Cl A	1,031	76
JM Smucker	770	79
Kellogg	1,226	81
Kroger	12,827	768
Lorillard	13,961	881
Philip Morris International	3,890	338
Pilgrim’s Pride*	6,806	220

Description	Shares	Market Value ($ Thousands)
Tyson Foods, Cl A	14,390	$609
Walgreen	16,791	1,152

		6,315

Energy — 8.2%
Anadarko Petroleum	650	51
Apache	8,240	528
Baker Hughes	4,344	248
BP PLC ADR	18,502	728
Cameron International*	9,491	487
Canadian Natural Resources	13,788	459
Chevron	6,947	756
ConocoPhillips	3,882	257
EOG Resources	14,967	1,298
Halliburton	21,761	918
Hess	6,245	455
Kinder Morgan	17,196	711
Marathon Oil	2,164	63
Marathon Petroleum	5,206	469
Murphy Oil	3,059	148
Nabors Industries	4,835	63
Occidental Petroleum	7,827	624
Oil States International*	4,800	239
SM Energy	2,461	107
Superior Energy Services	3,215	62
Tesoro	5,888	451
Valero Energy	13,691	666
Williams	16,737	866

		10,654

Financials — 17.4%
ACE	941	108
Affiliated Managers Group*	361	74
Aflac	722	43
Allstate	13,171	898
American International Group	6,186	339
Assurant	6,088	412
Axis Capital Holdings	2,046	102
Bank of America	43,939	749
Berkshire Hathaway, Cl B*	10,130	1,506
Blackstone Group	17,415	584
Capital One Financial	10,347	861
CBOE Holdings	4,818	288
CBRE Group, Cl A*	6,615	223
Citigroup	33,422	1,804
Crown Castle International‡	17,224	1,431
Discover Financial Services	10,946	718
Everest Re Group	3,513	616
Fifth Third Bancorp	3,167	64
Hartford Financial Services Group	12,090	499
Hatteras Financial‡	24,219	464
IntercontinentalExchange Group	5,892	1,331
JPMorgan Chase	44,162	2,657
KKR, Cl Miscellaneous	22,524	502
Lincoln National	11,233	636
McGraw-Hill	7,908	739
MetLife	27,903	1,552
Moody’s	3,244	328
Morgan Stanley	3,196	112
PartnerRe	3,766	439
Principal Financial Group	530	28
Prudential Financial	1,403	119
Regions Financial	10,846	109
RenaissanceRe Holdings	1,474	144

SOI1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Santander Consumer USA Holdings	13,526	$251
T. Rowe Price Group	1,308	109
Travelers	5,589	584
Two Harbors Investment‡	15,261	161
Unum Group	602	20
Wells Fargo	15,389	838

		22,442

Health Care — 12.2%
AbbVie	5,300	367
Allergan	9,380	2,006
AmerisourceBergen	4,039	368
Baxter International	930	68
Biogen Idec*	2,218	683
Cardinal Health	10,028	824
Celgene*	20,480	2,328
Cigna	5,350	550
DaVita*	1,118	86
Eli Lilly	4,447	303
Express Scripts Holding*	8,119	675
Gilead Sciences*	7,069	709
HCA Holdings*	5,881	410
Humana	3,041	420
Laboratory Corp of America Holdings*	592	62
McKesson	4,180	881
Merck	10,915	659
Mylan Laboratories*	2,275	133
Novo Nordisk ADR	16,070	730
NPS Pharmaceuticals*	10,127	336
Omnicare	6,845	481
Perrigo	4,311	691
Pfizer	23,650	737
United Therapeutics*	3,481	462
WellPoint	6,250	799
Zimmer Holdings	279	31

		15,799

Industrials — 8.9%
Alaska Air Group	1,771	105
American Airlines Group	18,496	898
Ametek	3,123	159
Avis Budget Group*	8,448	508
Boeing	607	82
Caterpillar	5,206	524
CSX	1,577	57
Cummins	517	75
Delta Air Lines	35,729	1,667
Dover	277	21
Emerson Electric	1,125	72
Exelis	3,928	70
FedEx	4,836	862
Flowserve	1,429	84
Fluor	1,076	67
Generac Holdings*	4,025	174
General Dynamics	463	67
General Electric	37,158	984
Huntington Ingalls Industries	2,117	231
Joy Global	9,123	448
L-3 Communications Holdings	1,218	152
Lockheed Martin	4,358	835
Norfolk Southern	1,235	138
Northrop Grumman	6,044	852
Oshkosh Truck	7,700	350
Pall	907	87

Description	Shares	Market Value ($ Thousands)
Parker Hannifin	619	$80
Raytheon	867	92
Rockwell Automation	1,549	179
Southwest Airlines	12,563	525
Stanley Black & Decker	787	74
Trinity Industries	8,337	267
Union Pacific	2,217	259
United Continental Holdings*	5,290	324
Verisk Analytics, Cl A*	1,097	68

		11,437

Information Technology — 23.0%
Activision Blizzard	21,939	475
Adobe Systems*	9,148	674
Amdocs	10,218	498
Apple	24,127	2,869
Applied Materials	19,502	469
Arrow Electronics*	6,482	379
Avnet	11,961	524
Baidu ADR*	3,688	904
CA	3,157	98
Check Point Software Technologies*	8,387	648
Cisco Systems	48,461	1,339
Computer Sciences	7,525	477
eBay*	27,005	1,482
Electronic Arts*	7,500	330
EMC	5,327	162
Equinix	6,548	1,488
Fiserv*	446	32
Flextronics International*	22,051	244
Google, Cl C*	1,283	695
Google, Cl A*	1,368	751
Hewlett-Packard	5,414	211
Ingram Micro, Cl A*	11,623	319
Intel	33,739	1,257
Intuit	13,122	1,232
Jabil Circuit	10,137	210
Lam Research	8,002	661
Lexmark International, Cl A	1,906	82
Linear Technology	1,592	73
Mastercard, Cl A	17,860	1,559
Micron Technology*	29,856	1,074
Microsoft	48,847	2,335
Paychex	1,850	88
Qualcomm	21,466	1,565
Seagate Technology	5,739	379
Symantec	3,249	85
VeriSign*	5,059	304
Visa, Cl A	6,370	1,645
Western Digital	12,877	1,330
Western Union	25,366	471
Xerox	5,670	79
Yelp, Cl A*	5,428	310

		29,807

Materials — 3.4%
Alcoa	4,755	82
Ball	3,131	210
CF Industries Holdings	2,065	554
Dow Chemical	6,699	326
Freeport-McMoRan Copper & Gold, Cl B	4,309	116
International Paper	1,609	87
Louisiana-Pacific*	19,571	298
LyondellBasell Industries, Cl A	6,968	550

SOI2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
PPG Industries	1,000	$219
Reliance Steel & Aluminum	9,743	623
Rio Tinto ADR	8,406	392
Sherwin-Williams	1,864	456
United States Steel	14,563	485

		4,398

Telecommunication Services — 2.9%
AT&T	20,651	731
CenturyLink	9,155	373
China Mobile ADR	15,868	979
Verizon Communications	32,993	1,669

		3,752

Utilities — 1.9%
AES	28,370	393
Ameren	1,597	69
American Electric Power	1,452	83
DTE Energy	5,372	438
Edison International	9,923	631
Entergy	5,436	456
PG&E	1,754	88
PPL	2,300	82
Public Service Enterprise Group	1,981	83
Xcel Energy	2,525	86

		2,409

Total Common Stock (Cost $101,813) ($ Thousands)		125,988

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	3,110,709	3,111

Total Cash Equivalent (Cost $3,111) ($ Thousands)		3,111

U.S. TREASURY OBLIGATIONS (A) (B) — 0.3%
U.S. Treasury Bills
0.046%, 05/28/2015	$150	150
0.040%, 03/05/2015	251	251

Total U.S. Treasury Obligations (Cost $401) ($ Thousands)		401

Total Investments — 100.1% (Cost $105,325) ($ Thousands)		$129,500

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index EMINI	1	Dec-2014	$8
S&P 500 Index EMINI	22	Dec-2014	112

			$120

For the period ended November 30, 2014, the total amount of open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $129,329 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

Ser — Series

The following is a list of inputs used as of November 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$125,988	$—	$—	$125,988
Cash Equivalent	3,111	—	—	3,111
U.S. Treasury Obligations	—	401	—	401

Total Investments in Securities	$129,099	$401	$—	$129,500

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$120	$—	$—	$120

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SOI3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.9%

Consumer Discretionary — 11.1%
Advance Auto Parts	105,644	$15,538
AutoZone*	60,748	35,095
Bloomin’ Brands*	42,385	965
BorgWarner	68,900	3,897
Carter’s	15,105	1,257
Chico’s FAS	82,475	1,309
Chipotle Mexican Grill, Cl A*	18,786	12,467
Comcast, Cl A (A)	1,052,072	59,978
Delphi Automotive	319,930	23,339
Dillard’s, Cl A	85,345	10,061
DIRECTV*	77,933	6,836
Discovery Communications, Cl A*	126,167	4,403
Discovery Communications, Cl C*	70,300	2,391
Dollar General*	20,379	1,360
Drew Industries*	9,000	424
DSW, Cl A	10,600	376
Finish Line, Cl A	9,600	274
Foot Locker	12,648	725
Ford Motor	13,800	217
Gap	352,707	13,967
Garmin (A)	42,900	2,458
General Motors	357,860	11,963
Genuine Parts	171,950	17,673
Goodyear Tire & Rubber	93,000	2,549
Harman International Industries	26,700	2,898
Hasbro (A)	172,385	10,205
Home Depot	311,378	30,951
Houghton Mifflin Harcourt*	146,534	2,816
Hyatt Hotels, Cl A*	26,265	1,548
Iconix Brand Group* (A)	25,490	1,030
Interpublic Group	74,900	1,520
J.C. Penney* (A)	30,805	247
Kohl’s (A)	178,880	10,665
Las Vegas Sands	8,500	541
Lear	6,500	623
Leggett & Platt	4,700	198
Liberty Broadband, Ser C*	22,274	1,212
LifeLock*	47,780	789
Lowe’s	169,600	10,826
Macy’s	219,171	14,226
Madison Square Garden, Cl A*	10,905	796
Markit*	36,565	929
Marriott International, Cl A	26,700	2,104
Marriott Vacations Worldwide	6,400	470
McDonald’s	131,132	12,695
MDC Partners, Cl A	66,690	1,472
Michael Kors Holdings*	134,100	10,287
Modine Manufacturing*	109,318	1,330
NetFlix*	6,900	2,392
Newell Rubbermaid	232,919	8,457
NIKE, Cl B	65,817	6,535
Norwegian Cruise Line Holdings*	33,825	1,485
Orbitz Worldwide*	334,870	2,558
O’Reilly Automotive*	20,600	3,764
priceline.com*	2,100	2,436
PVH	45,750	5,817
Ross Stores	176,895	16,182
Royal Caribbean Cruises	16,823	1,240
ServiceMaster Global Holdings*	42,115	1,106

Description	Shares	Market Value ($ Thousands)
Steven Madden*	39,065	$1,332
Tenneco*	17,730	964
Thor Industries	18,334	1,078
Time Warner	187,456	15,956
Time Warner Cable, Cl A	50,782	7,581
TJX	206,520	13,663
Twenty-First Century Fox, Cl A	306,910	11,294
Ulta Salon Cosmetics & Fragrance*	3,600	455
Under Armour, Cl A*	29,400	2,131
VF	26,700	2,007
Viacom, Cl B	277,620	20,996
Visteon*	15,777	1,546
Walt Disney	332,316	30,743
Williams-Sonoma	150,894	11,251
Wyndham Worldwide	40,100	3,343
Wynn Resorts	10,700	1,911
Yum! Brands	19,400	1,499

		529,622

Consumer Staples — 9.2%
Altria Group	115,073	5,784
Archer-Daniels-Midland	387,752	20,427
Avon Products	138,900	1,358
Brown-Forman, Cl B	16,718	1,623
Cal-Maine Foods (A)	21,900	917
Coca-Cola	276,052	12,375
Coca-Cola Enterprises	307,245	13,500
Colgate-Palmolive	72,500	5,045
ConAgra Foods	63,400	2,315
Constellation Brands, Cl A*	261,161	25,176
Costco Wholesale	18,900	2,686
CVS Caremark	387,506	35,403
Diageo	667,980	20,723
Dr. Pepper Snapple Group	54,304	4,019
General Mills	20,300	1,071
Henkel	219,763	21,819
Hershey	11,600	1,163
Hormel Foods	30,300	1,608
Kellogg	31,200	2,067
Kimberly-Clark	69,672	8,123
Kroger	516,933	30,933
Lorillard	61,724	3,897
Molson Coors Brewing, Cl B	112,893	8,732
Mondelez International, Cl A	887,273	34,781
Monster Beverage*	82,900	9,297
PepsiCo	223,362	22,359
Philip Morris International	415,701	36,137
Pilgrim’s Pride* (A)	330,390	10,672
Procter & Gamble	143,101	12,941
Reynolds American	10,377	684
Safeway	65,400	2,278
Sanderson Farms (A)	5,400	469
Sysco	420,562	16,932
Tyson Foods, Cl A (A)	357,255	15,126
Walgreen	48,100	3,300
Wal-Mart Stores	514,760	45,062

		440,802

Energy — 7.6%
Anadarko Petroleum	78,300	6,197
Apache	5,600	359
Baker Hughes	24,200	1,379
C&J Energy Services*	34,100	517
Cameron International*	8,100	415
Chesapeake Energy	97,300	1,971

SOI1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Chevron	503,216	$54,785
Cimarex Energy	17,600	1,847
ConocoPhillips	575,329	38,012
CONSOL Energy	38,500	1,507
Devon Energy	13,100	773
EOG Resources	184,761	16,022
EQT	30,700	2,793
Exxon Mobil	498,631	45,146
FMSA Holdings* (A)	77,780	744
Halliburton	261,800	11,048
Helmerich & Payne	197,138	13,711
Hess	20,000	1,459
HollyFrontier	23,905	976
Marathon Petroleum	160,012	14,415
Memorial Resource Development*	67,795	1,464
Nabors Industries	445,591	5,846
National Oilwell Varco	433,370	29,053
Newfield Exploration*	54,000	1,470
Noble (A)	178,500	3,211
Noble Energy	404,070	19,872
Occidental Petroleum	140,191	11,183
ONEOK	41,900	2,269
Patterson-UTI Energy	78,795	1,394
Phillips 66	400,632	29,254
Pioneer Natural Resources	6,600	945
Schlumberger	150,430	12,930
Southwestern Energy*	40,700	1,310
Spectra Energy	34,200	1,296
Tesoro	36,133	2,769
Transocean (A)	14,370	302
Valero Energy	439,861	21,382
Williams	50,400	2,608
World Fuel Services	61,375	2,779

		365,413

Financials — 14.7%
Aflac	130,100	7,771
Allstate	171,987	11,721
Ally Financial*	577,870	13,742
American Capital Agency‡	69,500	1,604
American Express	385,316	35,611
American Financial Group	18,100	1,093
American International Group	781,775	42,841
American Tower, Cl A‡	9,900	1,040
Ameriprise Financial	30,836	4,063
Annaly Capital Management‡	442,900	5,102
Aon	6,500	601
Apartment Investment & Management, Cl A‡	46,000	1,713
Arch Capital Group*	31,415	1,801
Assurant	26,900	1,818
AvalonBay Communities‡	6,200	997
Bank of America	421,373	7,180
Bank of New York Mellon	70,100	2,806
BB&T	4,700	177
Berkshire Hathaway, Cl B*	170,960	25,420
BOK Financial	11,568	746
Boston Properties‡	8,100	1,050
Capital One Financial	378,265	31,471
CBOE Holdings	52,743	3,160
CBRE Group, Cl A*	515,614	17,397
Chambers Street Properties‡	77,500	621
Charles Schwab	387,000	10,960
Chimera Investment‡ (A)	559,443	1,891
Cincinnati Financial	10,800	550

Description	Shares	Market Value ($ Thousands)
CIT Group	244,420	$11,928
Citigroup	1,250,040	67,465
CME Group, Cl A	223,080	18,881
Cohen & Steers (A)	29,940	1,296
DCT Industrial Trust*‡	39,565	1,350
Digital Realty Trust‡	53,020	3,726
Discover Financial Services	251,223	16,468
E*TRADE Financial*	113,400	2,587
East West Bancorp	46,445	1,708
Equity Residential‡	22,300	1,580
Essex Property Trust‡	8,600	1,741
Everest Re Group	18,781	3,294
Extra Space Storage‡	33,615	1,992
Franklin Resources	78,300	4,452
Franklin Street Properties‡	42,800	514
Fulton Financial	33,700	402
General Growth Properties‡	21,100	565
Genworth Financial, Cl A*	1,069,410	9,721
Goldman Sachs Group	25,100	4,729
Great Western Bancorp*	47,630	1,065
Hartford Financial Services Group	384,775	15,891
Hospitality Properties Trust‡	60,400	1,848
Host Hotels & Resorts‡	67,351	1,565
Huntington Bancshares	84,400	853
Iberiabank	20,800	1,359
IntercontinentalExchange Group	82,093	18,552
Invesco Mortgage Capital‡	36,400	602
Janus Capital Group (A)	34,550	543
Jones Lang LaSalle	137,050	19,963
JPMorgan Chase	1,217,609	73,251
KeyCorp	468,400	6,323
Kilroy Realty‡	25,560	1,755
Kimco Realty‡	11,300	288
LaSalle Hotel Properties‡	38,000	1,534
Legg Mason	25,700	1,458
Lincoln National	147,100	8,331
Macerich ‡	12,000	949
Marsh & McLennan	252,520	14,290
McGraw Hill Financial	230,110	21,506
Moody’s	12,900	1,303
Morgan Stanley	18,900	665
Mortgage Investment Trust ‡	13,500	267
NASDAQ OMX Group	27,400	1,231
Navient	20,600	432
Nelnet, Cl A	11,500	527
Old Republic International	482,953	7,307
PacWest Bancorp	42,695	1,985
Piper Jaffray*	6,400	367
PNC Financial Services Group	2,800	245
Prologis‡	100,800	4,262
Public Storage‡	49,760	9,336
Signature Bank NY*	75,340	9,137
Simon Property Group‡	65,777	11,892
Springleaf Holdings, Cl A*	31,605	1,253
Torchmark	52,800	2,838
United Bankshares (A)	51,330	1,791
Unum Group	95,600	3,176
US Bancorp	155,766	6,885
Vornado Realty Trust‡	10,800	1,205
Voya Financial	500,196	20,948
Wells Fargo	599,310	32,650
Wintrust Financial	27,475	1,228

		702,202

SOI2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)

Health Care — 14.9%
Abbott Laboratories	81,800	$3,641
AbbVie	312,853	21,649
Actavis*	120,648	32,649
Aetna	124,195	10,835
Alexion Pharmaceuticals*	47,200	9,199
Allergan	171,171	36,612
AmerisourceBergen	66,100	6,018
Amgen	115,589	19,108
Aratana Therapeutics*	49,040	650
Baxter International	29,220	2,133
Becton Dickinson	5,500	772
Biogen Idec*	90,772	27,930
Boston Scientific*	268,400	3,454
Bristol-Myers Squibb	601,805	35,537
Brookdale Senior Living, Cl A*	47,430	1,680
C.R. Bard	37,300	6,242
Cardinal Health	166,070	13,649
CareFusion*	20,259	1,199
Celgene*	22,100	2,513
Cerner*	41,400	2,666
Cigna	66,700	6,863
Covidien	22,970	2,320
Edwards Lifesciences*	9,200	1,193
Eli Lilly	324,378	22,097
Express Scripts Holding*	327,080	27,197
Gilead Sciences*	525,408	52,709
Halyard Health* (A)	6,454	253
HCA Holdings*	142,530	9,933
Hospira *	18,600	1,109
Humana	27,100	3,739
Johnson & Johnson	532,684	57,663
Laboratory Corp of America Holdings*	12,600	1,319
Mallinckrodt*	21,400	1,973
McKesson	154,507	32,564
Medtronic	51,476	3,803
Merck	719,912	43,483
Mylan Laboratories*	238,540	13,981
PerkinElmer	39,500	1,796
Pfizer	1,669,647	52,009
Phibro Animal Health, Cl A	51,605	1,577
Quintiles Transnational Holdings*	173,975	10,059
Sirona Dental Systems*	11,205	968
St. Jude Medical	42,600	2,895
Thermo Fisher Scientific	165,845	21,442
United Therapeutics*	8,715	1,155
UnitedHealth Group	463,593	45,724
Universal Health Services, Cl B	31,400	3,285
Varian Medical Systems*	8,100	717
Vertex Pharmaceuticals*	82,800	9,760
WellPoint	41,600	5,321
Zoetis, Cl A	737,176	33,121

		710,164

Industrials — 11.4%
3M	226,485	36,258
ACCO Brands*	182,375	1,598
Actuant, Cl A	44,175	1,297
Advanced Drainage Systems	47,550	1,118
Air Lease, Cl A	39,995	1,521
Alaska Air Group	25,525	1,507
Allegion	35,133	1,892
Altra Industrial Motion	44,290	1,357

Description	Shares	Market Value ($ Thousands)
American Airlines Group	126,500	$6,139
Applied Industrial Technologies	22,925	1,075
BE Aerospace*	15,230	1,186
Boeing	25,600	3,440
C.H. Robinson Worldwide	3,400	251
Canadian National Railway	194,640	13,829
Carlisle	10,700	957
Caterpillar	15,800	1,590
Cintas	32,270	2,360
CIRCOR International	11,235	752
CSX	126,850	4,629
Danaher	39,600	3,309
Deere (A)	275,095	23,829
Delta Air Lines	429,011	20,022
Dover	26,100	2,010
Eaton	131,810	8,940
Eaton	2,475	168
Echo Global Logistics*	34,869	978
EMCOR Group	30,790	1,335
Emerson Electric	140,000	8,925
FedEx	157,381	28,042
Flowserve	10,700	630
General Dynamics	86,830	12,621
General Electric	2,172,373	57,546
Honeywell International	318,368	31,541
Illinois Tool Works	38,800	3,683
Joy Global (A)	156,140	7,657
L-3 Communications Holdings	36,600	4,560
Lockheed Martin	152,328	29,180
Manpowergroup	196,933	13,167
Masco	13,585	329
Nielsen Holdings	151,810	6,341
Norfolk Southern	91,520	10,217
Northrop Grumman	31,100	4,383
On Assignment*	42,175	1,296
Oshkosh Truck	62,200	2,824
Parker Hannifin	87,625	11,306
Pentair	18,700	1,210
Pitney Bowes (A)	83,400	2,053
Quanta Services*	34,575	1,054
Raytheon	60,000	6,402
Republic Services, Cl A	230,220	9,119
Robert Half International	255,784	14,526
Rockwell Automation	5,500	635
Rollins	38,393	1,249
Ryder System	20,100	1,920
Southwest Airlines	736,376	30,795
Spirit Aerosystems Holdings, Cl A*	14,700	634
Spirit Airlines*	11,400	943
TAL International Group	17,495	773
Timken	8,400	359
Toro	74,090	4,866
TriMas*	42,815	1,333
Tyco International	763,330	32,747
Union Pacific	181,000	21,135
United Continental Holdings*	37,400	2,290
United Parcel Service, Cl B	53,100	5,837
United Rentals*	17,600	1,994
United Technologies	193,473	21,297
Woodward Governor	30,500	1,576

		542,342

Information Technology — 20.9%
Accenture, Cl A	263,200	22,722
Activision Blizzard	15,810	342

SOI3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Akamai Technologies*	6,900	$446
Alliance Data Systems*	11,300	3,230
Amdocs	339,350	16,542
Amphenol, Cl A	23,500	1,260
Apple	1,411,307	167,847
Applied Materials	519,940	12,505
Arrow Electronics*	8,100	473
Automatic Data Processing	66,100	5,661
Avago Technologies, Cl A	44,400	4,147
Blackhawk Network Holdings, Cl A* (A)	77,810	2,826
Broadcom, Cl A	26,400	1,139
Broadridge Financial Solutions	44,300	2,006
BroadSoft*	48,310	1,303
CA	47,181	1,470
Cisco Systems	2,232,900	61,717
Cognizant Technology Solutions, Cl A*	16,300	880
Computer Sciences	178,833	11,334
Corning	56,700	1,192
DST Systems	212,521	21,093
eBay*	390,540	21,433
EMC	680,525	20,654
F5 Networks*	12,200	1,576
Facebook, Cl A*	290,059	22,538
Fidelity National Information Services	30,900	1,891
Fiserv*	95,500	6,827
FLIR Systems	58,225	1,848
Google, Cl A*	88,225	48,442
Google, Cl C*	102,550	55,565
Harris	47,600	3,412
Hewlett-Packard	871,829	34,053
Informatica*	41,410	1,507
Ingram Micro, Cl A*	31,900	875
Intel	976,594	36,378
InterDigital	25,430	1,268
International Business Machines	274,981	44,594
Intuit	15,389	1,445
j2 Global (A)	29,025	1,641
Jabil Circuit	15,500	322
Jack Henry & Associates	4,500	277
Kla-Tencor	3,100	215
Linear Technology	16,600	764
Littelfuse	12,225	1,175
Mastercard, Cl A	438,370	38,265
Micron Technology*	532,619	19,148
Microsemi*	45,305	1,232
Microsoft	1,227,744	58,698
NeuStar, Cl A* (A)	7,175	196
NXP Semiconductor*	212,870	16,563
Oracle	934,551	39,634
Qualcomm	732,842	53,424
Red Hat*	217,790	13,536
Rovi*	34,290	764
SanDisk	13,000	1,345
Seagate Technology	41,900	2,770
Skyworks Solutions	38,300	2,584
Symantec	335,700	8,758
Synopsys*	6,300	273
Syntel*	7,000	312
Texas Instruments	234,400	12,756
Vantiv, Cl A*	40,675	1,372
Visa, Cl A	142,197	36,714
Western Digital	137,420	14,191

Description	Shares	Market Value ($ Thousands)
Xerox	1,658,557	$23,154
Xilinx	8,200	373
Yahoo!*	20,900	1,081

		995,978

Materials — 2.7%
Alcoa	300,100	5,189
Allegheny Technologies	43,000	1,448
Ball	97,189	6,519
Celanese, Cl A	28,800	1,730
Dow Chemical	53,900	2,623
E.I. du Pont de Nemours	68,891	4,919
Eastman Chemical	129,090	10,704
Ecolab	20,900	2,277
Freeport-McMoRan Copper & Gold, Cl B	18,079	485
International Flavors & Fragrances	10,100	1,022
KapStone Paper and Packaging*	33,390	997
Koppers Holdings	39,240	1,145
LyondellBasell Industries, Cl A	361,117	28,478
Martin Marietta Materials	13,900	1,669
MeadWestvaco	5,600	251
Monsanto	140,755	16,878
Owens-Illinois*	36,305	931
PPG Industries	4,223	924
Praxair	32,700	4,198
Schweitzer-Mauduit International	33,340	1,426
Sherwin-Williams	35,900	8,790
Sigma-Aldrich	12,408	1,695
Southern Copper	65,900	1,974
Teck Resources, Cl B	244,600	3,794
Tronox, Cl A	16,010	361
Tronox, Cl A	38,750	874
Vulcan Materials	246,040	16,263
Westlake Chemical	15,600	992

		128,556

Telecommunication Services —1.8%
AT&T	700,992	24,801
CenturyLink	19,100	779
Frontier Communications (A)	131,600	928
Level 3 Communications*	4,000	200
Verizon Communications	1,126,833	57,007
Windstream Holdings (A)	40,200	406

		84,121

Utilities — 2.6%
AES	354,000	4,910
AGL Resources	126,200	6,601
Ameren	27,700	1,194
American Electric Power	18,400	1,059
CMS Energy	78,000	2,582
Consolidated Edison	30,717	1,940
Dominion Resources	90,200	6,544
DTE Energy	5,200	424
Duke Energy	32,200	2,605
Edison International	326,761	20,769
Entergy	156,400	13,122
Exelon (A)	475,194	17,188
Integrys Energy Group	5,200	379
ITC Holdings	24,900	946
New Jersey Resources	29,840	1,728
NextEra Energy	72,300	7,547

SOI4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
NiSource	106,100	$4,439
Northeast Utilities	11,800	598
NRG Energy (A)	32,300	1,010
Pattern Energy Group, Cl A	35,200	934
Pepco Holdings	57,000	1,567
PG&E	6,600	333
PPL	208,500	7,408
Public Service Enterprise Group	117,600	4,913
Questar	10,800	259
SCANA	21,700	1,237
Sempra Energy	51,200	5,721
Southern	99,800	4,733
Wisconsin Energy (A)	14,000	692

		123,382

Total Common Stock (Cost $3,819,365) ($ Thousands)		4,622,582

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P. 0.070% ** †(B)	67,687,192	67,687

Total Affiliated Partnership (Cost $67,687) ($ Thousands)		67,687

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	142,161,542	142,162

Total Cash Equivalent (Cost $142,162) ($ Thousands)		142,162

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills (C)
0.046%, 05/28/2015	$7	7
0.040%, 03/19/2015	200	200
0.039%, 03/05/2015	6,811	6,811

Total U.S. Treasury Obligations (Cost $7,017) ($ Thousands)		7,018

Total Investments — 101.4% (Cost $4,036,231) ($ Thousands)		$4,839,449

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	947	Dec-2014	$5,795

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $4,770,613 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2014. The total value of securities on loan at November 30, 2014 was $65,951 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2014 was $67,687 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,622,582	$—	$—	$4,622,582
Affiliated Partnership	—	67,687	—	67,687
Cash Equivalent	142,162	—	—	142,162
U.S. Treasury Obligations	—	7,018	—	7,018

Total Investments in Securities	$4,764,744	$74,705	$—	$4,839,449

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$5,795	$—	$—	$5,795

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SOI5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Consumer Discretionary — 12.5%
Aaron’s	5,400	$153
Abercrombie & Fitch, Cl A (A)	6,702	193
Advance Auto Parts	6,708	987
Allison Transmission Holdings, Cl A	12,700	418
Amazon.com*	33,689	11,408
AMC Networks, Cl A*	5,485	356
Apollo Education Group, Cl A*	8,864	277
Aramark	4,500	137
Ascena Retail Group*	11,700	157
AutoNation*	6,632	394
AutoZone*	2,907	1,680
Bed Bath & Beyond*	16,515	1,212
Best Buy	24,947	983
Big Lots	5,200	264
BorgWarner	20,464	1,158
Brinker International	6,283	354
Burger King Worldwide (A)	9,700	352
Cabela’s*	4,800	260
Cablevision Systems, Cl A (A)	17,542	356
Carmax* (A)	19,660	1,120
Carnival, Cl A	37,900	1,674
Carter’s	4,300	358
CBS, Cl B	46,999	2,579
Charter Communications, Cl A*	7,100	1,205
Chico’s FAS	13,700	218
Chipotle Mexican Grill, Cl A*	2,819	1,871
Choice Hotels International (A)	2,584	143
Cinemark Holdings	11,000	399
Clear Channel Outdoor Holdings, Cl A	700	5
Coach	25,167	934
Comcast, Cl A	232,425	13,258
CST Brands	7,148	312
Darden Restaurants (A)	12,222	696
Deckers Outdoor*	3,200	310
DeVry Education Group	5,700	278
Dick’s Sporting Goods	8,758	443
Dillard’s, Cl A	1,900	224
DIRECTV*	41,939	3,679
Discovery Communications, Cl C*	21,100	718
Discovery Communications, Cl A* (A)	21,100	736
DISH Network, Cl A*	19,162	1,522
Dollar General*	27,800	1,855
Dollar Tree*	17,858	1,221
Domino’s Pizza	5,000	469
DR Horton	28,568	728
DreamWorks Animation SKG, Cl A* (A)	6,434	153
DSW, Cl A	7,200	256
Dunkin’ Brands Group	9,800	474
Expedia	9,267	807
Family Dollar Stores (A)	8,762	693
Foot Locker	13,369	766
Ford Motor	349,384	5,496
Fossil Group*	4,000	447
GameStop, Cl A (A)	10,100	382
Gannett	20,059	653
Gap	23,721	939
Garmin (A)	11,200	642

Description	Shares	Market Value ($ Thousands)
General Motors	144,700	$4,837
Gentex	13,132	467
Genuine Parts	13,371	1,374
GNC Holdings, Cl A	8,000	354
Goodyear Tire & Rubber	25,352	695
GoPro, Cl A* (A)	1,900	148
Graham Holdings, Cl B	257	228
Groupon, Cl A* (A)	44,900	338
H&R Block	25,225	849
Hanesbrands	9,143	1,058
Harley-Davidson	19,503	1,359
Harman International Industries	6,268	680
Hasbro	10,667	631
Hilton Worldwide Holdings*	12,400	325
Home Depot	122,715	12,198
HomeAway*	8,500	266
Hyatt Hotels, Cl A*	3,800	224
International Game Technology (A)	22,643	385
Interpublic Group	37,575	762
J.C. Penney* (A)	29,251	234
Jarden*	17,175	758
John Wiley & Sons, Cl A	4,042	241
Johnson Controls	59,545	2,977
Kate Spade*	11,900	381
Kohl’s	19,119	1,140
L Brands	21,657	1,752
Lamar Advertising, Cl A‡	7,040	375
Las Vegas Sands	33,393	2,127
Lear	7,500	719
Leggett & Platt (A)	11,219	472
Lennar, Cl A (A)	15,430	729
Liberty Broadband, Cl A*	2,080	114
Liberty Broadband, Ser C*	4,160	226
Liberty Interactive, Cl A*	44,147	1,287
Liberty Media*	16,640	608
Liberty Media*	8,320	306
Liberty Ventures, Ser A*	12,082	443
Lions Gate Entertainment	7,400	251
Live Nation*	13,600	365
LKQ*	27,200	790
Lowe’s	91,310	5,828
Macy’s	32,830	2,131
Madison Square Garden, Cl A*	5,360	392
Marriott International, Cl A (A)	19,887	1,567
Mattel	31,142	983
McDonald’s	88,680	8,585
MGM Resorts International*	34,539	788
Michael Kors Holdings*	18,300	1,404
Michaels*	2,500	60
Mohawk Industries*	5,666	870
Morningstar	1,800	120
Murphy USA*	4,188	267
NetFlix*	5,400	1,872
Newell Rubbermaid	25,365	921
News, Cl A*	44,846	696
NIKE, Cl B	62,634	6,219
Nordstrom	12,712	971
Norwegian Cruise Line Holdings*	8,200	360
NVR*	324	408
Omnicom Group	23,144	1,788
O’Reilly Automotive*	9,540	1,743
Panera Bread, Cl A*	2,262	379
Penske Auto Group	4,000	189

SOI1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
PetSmart	8,373	$660
Polaris Industries (A)	5,900	925
priceline.com*	4,600	5,337
PulteGroup	31,745	687
PVH	7,600	966
Ralph Lauren, Cl A	5,080	939
Regal Entertainment Group, Cl A (A)	7,388	171
Ross Stores	19,053	1,743
Royal Caribbean Cruises	14,800	1,091
Sally Beauty Holdings*	14,200	450
Scripps Networks Interactive, Cl A	9,172	717
Sears Holdings* (A)	2,128	77
SeaWorld Entertainment	6,400	107
Service International	20,194	456
ServiceMaster Global Holdings*	3,700	97
Signet Jewelers	7,400	969
Sirius XM Holdings*	232,500	844
Six Flags Entertainment	6,500	264
Staples (A)	56,364	793
Starbucks	67,706	5,498
Starwood Hotels & Resorts Worldwide	17,084	1,350
Starz*	8,820	291
Target	56,985	4,217
Taylor Morrison Home, Cl A*	3,900	75
Tempur Sealy International*	5,600	320
Tesla Motors* (A)	8,500	2,078
Thomson Reuters (A)	31,700	1,255
Thor Industries	4,100	241
Tiffany	10,325	1,114
Time Warner	79,079	6,731
Time Warner Cable, Cl A	24,984	3,730
TJX	62,808	4,155
Toll Brothers*	15,751	551
Tractor Supply	12,300	946
TripAdvisor* (A)	10,267	756
TRW Automotive Holdings*	10,193	1,054
Tupperware Brands	4,800	323
Twenty-First Century Fox, Cl A	170,685	6,281
Ulta Salon Cosmetics & Fragrance*	5,952	753
Under Armour, Cl A*	15,800	1,145
Urban Outfitters* (A)	10,120	327
VF	30,968	2,328
Viacom, Cl B	38,569	2,917
Visteon*	3,900	382
Walt Disney	155,372	14,374
Wendy’s (A)	24,175	211
Whirlpool	6,987	1,301
Williams-Sonoma	8,762	653
Wyndham Worldwide	11,668	973
Wynn Resorts	7,396	1,321
Yum! Brands	39,648	3,063
zulily, Cl A* (A)	1,700	49

		239,832

Consumer Staples — 8.9%
Altria Group	178,140	8,953
Archer-Daniels-Midland	59,079	3,112
Avon Products	40,706	398
Brown-Forman, Cl B	13,827	1,342
Bunge	13,500	1,225
Campbell Soup	16,178	733

Description	Shares	Market Value ($ Thousands)
Church & Dwight	12,507	$959
Clorox	11,503	1,169
Coca-Cola	356,240	15,970
Coca-Cola Enterprises	22,715	998
Colgate-Palmolive	82,050	5,710
ConAgra Foods	37,986	1,387
Constellation Brands, Cl A*	14,631	1,410
Costco Wholesale	39,381	5,597
Coty, Cl A	6,400	130
CVS Caremark	104,852	9,579
Dr. Pepper Snapple Group	17,500	1,295
Energizer Holdings	5,641	733
Estee Lauder, Cl A	20,508	1,520
Flowers Foods	16,525	322
General Mills	55,092	2,906
Hain Celestial Group*	4,700	532
Herbalife (A)	6,500	281
Hershey	13,298	1,334
Hormel Foods	12,278	652
Ingredion	6,600	549
JM Smucker	9,211	945
Kellogg	23,003	1,524
Keurig Green Mountain	12,600	1,791
Kimberly-Clark	33,818	3,943
Kraft Foods Group	53,702	3,231
Kroger	45,973	2,751
Lorillard	32,050	2,024
McCormick	11,993	891
Mead Johnson Nutrition, Cl A	18,086	1,878
Molson Coors Brewing, Cl B	12,262	949
Mondelez International, Cl A	152,206	5,967
Monster Beverage*	13,000	1,458
Nu Skin Enterprises, Cl A (A)	5,500	230
PepsiCo	136,052	13,619
Philip Morris International	141,068	12,263
Pilgrim’s Pride* (A)	5,700	184
Pinnacle Foods	4,900	167
Procter & Gamble	242,874	21,963
Reynolds American	27,720	1,827
Rite Aid*	91,900	504
Safeway	20,520	715
Spectrum Brands Holdings	1,900	175
Sprouts Farmers Market*	9,200	292
Sysco (A)	52,448	2,112
Tyson Foods, Cl A	25,765	1,091
Walgreen	85,525	5,868
Wal-Mart Stores	142,879	12,508
WhiteWave Foods, Cl A*	15,722	576
Whole Foods Market	33,004	1,618

		171,860

Energy — 7.6%
Anadarko Petroleum	45,440	3,597
Antero Resources*	5,000	235
Apache	34,659	2,221
Atwood Oceanics	5,800	186
Baker Hughes	39,140	2,231
Cabot Oil & Gas	37,200	1,229
Cameron International*	18,344	941
Cheniere Energy*	21,300	1,406
Chesapeake Energy	47,266	958
Chevron	170,802	18,595
Cimarex Energy	8,000	840
Cobalt International Energy*	33,000	297
Concho Resources*	10,300	981

SOI2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
ConocoPhillips	110,076	$7,273
CONSOL Energy	19,644	769
Continental Resources* (A)	8,000	328
CVR Energy (A)	1,800	84
Denbury Resources (A)	32,324	267
Devon Energy	36,613	2,159
Diamond Offshore Drilling (A)	6,209	182
Dresser-Rand Group*	6,734	546
Dril-Quip*	3,700	295
Energen	6,637	396
EOG Resources	49,190	4,266
EP Energy, Cl A* (A)	4,000	43
EQT	13,266	1,207
Exxon Mobil	385,438	34,897
FMC Technologies*	20,920	999
Frank’s International	4,000	72
Golar LNG (A)	4,500	187
Gulfport Energy*	7,200	344
Halliburton	75,936	3,205
Helmerich & Payne	8,650	602
Hess	24,912	1,817
HollyFrontier	18,226	744
Kinder Morgan (A)	58,922	2,436
Kosmos Energy*	9,200	77
Laredo Petroleum Holdings* (A)	7,000	73
Marathon Oil	60,676	1,755
Marathon Petroleum	22,488	2,026
Memorial Resource Development*	4,600	99
Murphy Oil	15,454	748
Nabors Industries	26,800	352
National Oilwell Varco	38,480	2,580
Newfield Exploration*	12,799	348
Noble Energy	32,824	1,614
Oasis Petroleum*	8,600	158
Occidental Petroleum	70,454	5,620
Oceaneering International	9,700	608
Oil States International*	4,300	214
ONEOK	18,958	1,027
Patterson-UTI Energy	13,232	234
PBF Energy, Cl A	7,000	198
Peabody Energy (A)	24,774	250
Phillips 66	51,088	3,730
Pioneer Natural Resources	12,844	1,840
QEP Resources	16,646	340
Range Resources	14,239	935
Rice Energy*	4,600	114
Rowan, Cl A	10,886	237
RPC	5,550	74
SandRidge Energy* (A)	45,400	128
Schlumberger	116,663	10,027
Seadrill (A)	30,700	450
Seventy Seven Energy*	3,547	28
SM Energy	5,500	239
Southwestern Energy*	30,776	990
Spectra Energy	60,209	2,281
Superior Energy Services	14,700	284
Targa Resources	3,300	377
Teekay	3,800	189
Tesoro	11,046	846
Tidewater (A)	4,570	141
Ultra Petroleum* (A)	14,100	280
Unit*	4,527	173
Valero Energy	47,736	2,320
Whiting Petroleum*	10,700	447

Description	Shares	Market Value ($ Thousands)
Williams	66,946	$3,464
World Fuel Services (A)	5,500	249
WPX Energy*	18,748	254

		145,253

Financials — 16.8%
ACE	30,400	3,476
Affiliated Managers Group*	4,820	981
Aflac	40,656	2,428
Alexandria Real Estate Equities‡	6,600	567
Alleghany*	1,504	687
Allied World Assurance Holdings	8,900	336
Allstate	38,925	2,653
Ally Financial*	23,900	568
American Campus Communities‡	9,500	380
American Capital Agency‡	31,659	731
American Express	81,334	7,517
American Financial Group	6,414	387
American Homes 4 Rent, Cl A‡	13,200	227
American International Group	129,723	7,109
American National Insurance	222	25
American Realty Capital Properties‡	81,400	765
American Tower, Cl A‡	35,522	3,730
Ameriprise Financial	17,000	2,240
Annaly Capital Management‡	82,111	946
Aon	26,644	2,464
Apartment Investment & Management, Cl A‡	13,799	514
Arch Capital Group*	12,000	688
Arthur J Gallagher	14,604	700
Artisan Partners Asset Management, Cl A	2,500	129
Aspen Insurance Holdings	5,700	252
Associated Banc	14,684	271
Assurant	6,293	425
Assured Guaranty	15,100	386
AvalonBay Communities‡	11,641	1,872
Axis Capital Holdings	9,900	496
Bank of America	943,563	16,078
Bank of Hawaii	4,082	235
Bank of New York Mellon	102,309	4,095
BankUnited	9,600	290
BB&T	64,306	2,417
Berkshire Hathaway, Cl B*	164,300	24,430
BioMed Realty Trust‡(A)	16,900	363
BlackRock, Cl A	11,485	4,124
BOK Financial	2,475	160
Boston Properties‡	13,684	1,774
Brandywine Realty Trust‡	15,500	240
Brixmor Property Group‡	5,100	123
Brown & Brown	11,124	358
Camden Property Trust‡	7,547	579
Capital One Financial	51,625	4,295
CBL & Associates Properties‡	15,700	305
CBOE Holdings	7,900	473
CBRE Group, Cl A*	24,917	841
Charles Schwab	100,785	2,854
Chimera Investment‡	94,400	319
Chubb	21,818	2,248
Cincinnati Financial	14,486	738
CIT Group	16,600	810

SOI3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Citigroup	272,604	$14,712
City National	4,538	350
CME Group, Cl A	28,870	2,444
CNA Financial	1,700	66
Columbia Property Trust‡	11,800	297
Comerica	15,553	725
Commerce Bancshares	7,442	319
Corporate Office Properties Trust‡	7,900	222
Corrections Corp of America‡	10,240	371
Crown Castle International‡	29,896	2,484
Cullen/Frost Bankers (A)	4,568	341
DDR‡	24,700	453
Digital Realty Trust‡	12,000	843
Discover Financial Services	41,789	2,739
Douglas Emmett‡	12,600	351
Duke Realty‡	29,509	574
E*TRADE Financial*	26,500	605
East West Bancorp	12,300	452
Eaton Vance	11,010	460
Endurance Specialty Holdings	4,000	236
Equity Commonwealth‡	11,525	293
Equity Lifestyle Properties‡	7,700	382
Equity Residential‡	32,387	2,294
Erie Indemnity, Cl A	2,419	211
Essex Property Trust‡	5,654	1,144
Everest Re Group	4,200	737
Extra Space Storage‡	10,100	599
Federal Realty Investment Trust‡	6,096	809
Federated Investors, Cl B (A)	8,158	257
Fifth Third Bancorp	76,182	1,533
First Horizon National	21,756	278
First Niagara Financial Group	34,200	279
First Republic Bank	12,800	660
FNF Group	24,852	805
FNFV Group*	9,083	130
Forest City Enterprises, Cl A*	14,742	318
Franklin Resources	35,409	2,013
Fulton Financial	17,395	208
Gaming and Leisure Properties‡	7,591	242
General Growth Properties‡	49,353	1,321
Genworth Financial, Cl A*	44,092	401
Goldman Sachs Group	40,075	7,551
Hanover Insurance Group	3,793	270
Hartford Financial Services Group	40,310	1,665
HCC Insurance Holdings	9,041	480
HCP‡	41,074	1,840
Health Care‡	29,183	2,150
Healthcare Trust of America, Cl A‡	22,400	286
Home Properties‡	5,500	359
Hospitality Properties Trust‡	13,466	412
Host Hotels & Resorts‡	67,540	1,570
Howard Hughes*	3,673	536
Hudson City Bancorp	48,328	473
Huntington Bancshares	76,034	769
Interactive Brokers Group, Cl A	5,600	153
IntercontinentalExchange Group	10,380	2,346
Invesco	38,800	1,566
Iron Mountain‡	16,503	627
Jones Lang LaSalle	4,000	583
JPMorgan Chase	339,634	20,432
KeyCorp	79,195	1,069

Description	Shares	Market Value ($ Thousands)
Kilroy Realty‡	7,300	$501
Kimco Realty‡	37,744	961
Lazard, Cl A	11,000	567
Legg Mason (A)	9,181	521
Leucadia National	34,106	789
Liberty Property Trust‡	12,806	453
Lincoln National	23,488	1,330
Loews	29,136	1,213
LPL Financial Holdings	7,900	337
M&T Bank (A)	11,534	1,454
Macerich‡	12,611	997
Markel*	1,250	871
Marsh & McLennan	49,265	2,788
MBIA*	13,559	140
McGraw-Hill	24,439	2,284
Mercury General	2,396	132
MetLife	84,209	4,683
MFA Mortgage Investments‡	33,700	282
Mid-America Apartment Communities‡	6,600	486
Moody’s	16,927	1,710
Morgan Stanley	137,478	4,837
MSCI, Cl A	10,300	498
NASDAQ OMX Group	10,500	472
National Retail Properties‡ (A)	11,400	439
Nationstar Mortgage Holdings* (A)	2,500	75
Navient	35,614	747
New York Community Bancorp (A)	40,672	646
Northern Trust	21,105	1,430
NorthStar Asset Management Group	17,300	362
NorthStar Realty Finance‡	17,300	316
Ocwen Financial* (A)	9,200	211
Old Republic International	23,390	354
Omega Healthcare Investors‡ (A)	11,400	436
Outfront Media‡	11,305	306
PacWest Bancorp	9,600	446
PartnerRe	4,500	524
People’s United Financial	28,134	416
Piedmont Office Realty Trust, Cl A‡ (A)	14,600	274
Plum Creek Timber‡ (A)	15,921	664
PNC Financial Services Group	47,922	4,192
Popular*	9,053	295
Post Properties‡	5,000	293
Principal Financial Group	26,208	1,396
ProAssurance	5,500	248
Progressive	52,780	1,438
Prologis‡	44,818	1,895
Protective Life	7,109	496
Prudential Financial	41,263	3,507
Public Storage‡	12,868	2,414
Raymond James Financial	11,321	637
Rayonier‡	11,704	319
Realogy Holdings*	12,400	571
Realty Income‡ (A)	19,500	906
Regency Centers‡	8,308	511
Regions Financial	122,887	1,237
Reinsurance Group of America, Cl A	6,099	523
RenaissanceRe Holdings	3,200	313

SOI4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Retail Properties of America, Cl A‡	21,400	$344
Santander Consumer USA Holdings	8,000	149
SEI (B)	11,742	465
Senior Housing Properties Trust‡	18,400	415
Signature Bank NY*	4,300	521
Simon Property Group‡	27,881	5,041
SL Green Realty‡ (A)	8,768	1,018
SLM	37,014	358
Spirit Realty Capital‡	32,700	383
StanCorp Financial Group	4,042	267
Starwood Property Trust‡ (A)	19,500	469
State Street	38,594	2,961
SunTrust Banks	47,746	1,876
SVB Financial Group*	4,700	494
Synchrony Financial*	11,700	339
Synovus Financial	12,096	313
T. Rowe Price Group	23,480	1,960
Tanger Factory Outlet Centers‡	8,200	300
Taubman Centers‡	5,800	461
TCF Financial	15,001	233
TD Ameritrade Holding (A)	23,945	829
TFS Financial	6,200	94
Torchmark	12,087	650
Travelers	31,175	3,256
Two Harbors Investment‡	31,800	334
UDR‡	23,393	720
Unum Group	23,605	784
US Bancorp	153,997	6,807
Validus Holdings	7,926	329
Ventas‡ (A)	26,392	1,888
Vornado Realty Trust‡	16,836	1,878
Voya Financial	13,000	544
Waddell & Reed Financial, Cl A	6,900	332
Washington Prime Group‡	15,090	260
Weingarten Realty Investors‡ (A)	11,267	410
Wells Fargo	428,566	23,348
Weyerhaeuser‡	46,973	1,659
White Mountains Insurance Group	547	347
WP Carey‡	8,800	600
WR Berkley	8,814	460
XL Group, Cl A	24,900	884
Zions Bancorporation	17,002	477

		323,594

Health Care — 13.9%
Abbott Laboratories	134,676	5,995
AbbVie	142,576	9,866
Actavis*	22,807	6,172
Aetna	31,935	2,786
Agilent Technologies	29,864	1,276
Alere*	7,400	295
Alexion Pharmaceuticals*	17,700	3,450
Align Technology*	7,700	438
Alkermes*	12,800	704
Allergan	26,796	5,731
Allscripts Healthcare Solutions*	16,500	198
Alnylam Pharmaceuticals*	5,900	593
AmerisourceBergen	20,224	1,842
Amgen	67,958	11,234
athenahealth* (A)	3,600	422
Baxter International	48,675	3,553

Description	Shares	Market Value ($ Thousands)
Becton Dickinson	17,244	$2,420
Biogen Idec*	21,300	6,554
BioMarin Pharmaceutical*	13,000	1,166
Bio-Rad Laboratories, Cl A*	1,900	226
Bio-Techne (A)	3,441	315
Boston Scientific*	118,039	1,519
Bristol-Myers Squibb	148,659	8,778
Brookdale Senior Living, Cl A*	15,100	535
Bruker*	9,400	180
C.R. Bard	6,885	1,152
Cardinal Health	30,529	2,509
CareFusion*	18,464	1,093
Catamaran*	18,348	935
Celgene*	71,860	8,170
Centene*	5,400	533
Cerner* (A)	26,696	1,719
Charles River Laboratories International*	4,443	288
Cigna	24,155	2,485
Community Health Systems*	10,191	480
Cooper	4,404	744
Covance*	5,136	527
Covidien	40,400	4,080
Cubist Pharmaceuticals*	7,000	531
DaVita*	15,916	1,218
Dentsply International	12,998	715
Edwards Lifesciences*	9,414	1,221
Eli Lilly	88,161	6,006
Endo International* (A)	13,497	988
Envision Healthcare Holdings*	7,700	272
Express Scripts Holding*	69,336	5,765
Gilead Sciences*	137,834	13,827
Halyard Health* (A)	4,227	166
HCA Holdings*	29,200	2,035
Health Net*	7,602	391
Henry Schein*	7,584	1,041
Hill-Rom Holdings	5,224	239
Hologic*	21,200	568
Hospira*	15,381	917
Humana	13,875	1,914
Idexx Laboratories*	4,252	635
Illumina*	12,505	2,387
IMS Health Holdings*	6,800	170
Incyte*	12,900	975
Intercept Pharmaceuticals*	1,200	172
Intuitive Surgical*	3,200	1,657
Jazz Pharmaceuticals*	5,300	939
Johnson & Johnson	253,909	27,486
Laboratory Corp of America Holdings*	7,711	807
LifePoint Hospitals*	3,976	275
Mallinckrodt*	10,412	960
McKesson	20,766	4,377
Medivation*	6,900	800
MEDNAX*	9,400	615
Medtronic	89,585	6,618
Merck	262,243	15,840
Mettler Toledo International*	2,636	773
Mylan Laboratories*	33,519	1,965
Myriad Genetics* (A)	6,900	231
Omnicare	9,131	642
Patterson	7,683	370
PerkinElmer	10,134	461
Perrigo	12,000	1,922
Pfizer	572,422	17,831

SOI5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Pharmacyclics*	5,600	$781
Premier, Cl A*	3,500	119
QIAGEN* (A)	21,400	512
Quest Diagnostics	12,744	832
Quintiles Transnational Holdings*	5,300	306
Regeneron Pharmaceuticals*	7,100	2,954
ResMed (A)	12,935	688
Salix Pharmaceuticals* (A)	5,600	575
Seattle Genetics* (A)	9,100	332
Sirona Dental Systems*	5,200	449
St. Jude Medical	25,446	1,729
Stryker	30,104	2,797
Teleflex	3,740	446
Tenet Healthcare*	8,698	418
Thermo Fisher Scientific	35,925	4,645
United Therapeutics*	4,300	570
UnitedHealth Group	87,920	8,672
Universal Health Services, Cl B	8,176	855
Varian Medical Systems* (A)	8,930	790
VCA Antech*	8,139	385
Veeva Systems, Cl A*	4,000	132
Vertex Pharmaceuticals*	21,200	2,499
Waters*	7,772	901
WellPoint	25,031	3,202
Zimmer Holdings	15,025	1,687
Zoetis, Cl A	44,944	2,019

		266,980

Industrials — 11.0%
3M	58,733	9,402
Acuity Brands	3,800	525
ADT (A)	15,400	538
AECOM Technology*	13,116	420
AGCO	8,600	363
Air Lease, Cl A	7,900	300
Alaska Air Group	12,200	720
Allegion	8,866	477
Alliant Techsystems	2,836	322
AMERCO	700	195
American Airlines Group	64,400	3,125
Ametek	22,480	1,146
AO Smith	6,800	367
Armstrong World Industries*	4,100	205
Avis Budget Group*	9,700	583
Babcock & Wilcox	9,850	292
BE Aerospace*	9,766	760
Boeing	65,391	8,786
C.H. Robinson Worldwide	13,486	994
Carlisle	5,766	515
Caterpillar	56,188	5,653
Chicago Bridge & Iron	9,095	455
Cintas	8,957	655
Clean Harbors* (A)	5,800	271
Colfax*	9,000	464
Con-way	4,223	209
Copa Holdings, Cl A	3,000	336
Copart*	10,318	375
Covanta Holding	9,700	243
Crane	4,700	277
CSX	90,196	3,291
Cummins	16,512	2,404
Danaher	54,802	4,579
Deere (A)	32,619	2,825
Delta Air Lines	76,200	3,556

Description	Shares	Market Value ($ Thousands)
Donaldson (A)	13,144	$513
Dover	15,257	1,175
Dun & Bradstreet	3,256	413
Eaton	42,718	2,898
Emerson Electric	62,920	4,011
Equifax	10,956	872
Exelis	18,202	326
Expeditors International of Washington	18,148	850
Fastenal (A)	27,124	1,226
FedEx	26,544	4,730
Flowserve	12,600	742
Fluor	14,308	887
Fortune Brands Home & Security	15,420	693
Foster Wheeler	4,340	124
GATX	4,200	260
General Dynamics	27,572	4,008
General Electric	900,023	23,842
Genesee & Wyoming, Cl A*	4,600	454
Graco	5,424	434
HD Supply Holdings*	9,600	279
Hertz Global Holdings*	40,100	952
Hexcel*	8,800	381
Honeywell International	70,190	6,954
Hubbell, Cl B	5,392	576
Huntington Ingalls Industries	4,596	501
IDEX	7,093	545
IHS, Cl A*	6,200	759
Illinois Tool Works	30,580	2,903
Ingersoll-Rand	24,200	1,526
ITT	7,951	329
Jacobs Engineering Group*	12,302	571
JB Hunt Transport Services	8,472	699
Joy Global (A)	8,933	438
Kansas City Southern	10,000	1,189
KAR Auction Services	13,300	461
KBR	13,180	222
Kennametal	7,000	258
Kirby*	5,200	500
L-3 Communications Holdings	7,877	981
Landstar System	4,165	335
Lennox International	3,900	365
Lincoln Electric Holdings	7,400	533
Lockheed Martin	24,429	4,680
Manitowoc (A)	10,500	211
Manpowergroup	7,184	480
Masco	32,709	792
Middleby*	5,200	497
MRC Global*	8,800	178
MSC Industrial Direct, Cl A	4,220	328
Navistar International* (A)	4,900	175
Nielsen Holdings	25,300	1,057
Nordson	5,800	453
Norfolk Southern	27,833	3,107
Northrop Grumman	18,078	2,548
NOW* (A)	9,870	264
Old Dominion Freight Line*	5,800	470
Oshkosh Truck	6,659	302
Owens Corning	10,800	376
Paccar	32,170	2,156
Pall	10,045	965
Parker Hannifin	13,304	1,717
Pentair	17,673	1,144
Pitney Bowes	18,085	445

SOI6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Precision Castparts	12,946	$3,080
Quanta Services*	19,700	601
Raytheon	28,068	2,995
Regal-Beloit	4,000	289
Republic Services, Cl A	24,342	964
Robert Half International	12,676	720
Rockwell Automation	12,304	1,420
Rockwell Collins	12,079	1,033
Rollins	5,900	192
Roper Industries	9,100	1,436
RR Donnelley & Sons	19,177	323
Ryder System	4,806	459
Snap-on	5,391	730
SolarCity* (A)	4,000	220
Southwest Airlines	61,920	2,590
Spirit Aerosystems Holdings, Cl A*	10,800	466
Spirit Airlines*	6,400	529
SPX	4,111	369
Stanley Black & Decker	13,893	1,312
Stericycle*	7,426	958
Terex	10,048	288
Textron	24,022	1,041
Timken	7,869	337
Toro	5,020	330
Towers Watson, Cl A (A)	6,000	677
TransDigm Group	4,700	930
Trinity Industries	14,400	462
Triumph Group	4,800	327
Tyco International	41,600	1,785
Union Pacific	81,232	9,486
United Continental Holdings*	33,500	2,051
United Parcel Service, Cl B	63,441	6,973
United Rentals*	8,700	986
United Technologies	82,190	9,047
USG* (A)	8,800	254
Valmont Industries (A)	2,400	325
Vectrus*	1,011	28
Verisk Analytics, Cl A*	15,100	936
Veritiv*	771	39
WABCO Holdings*	4,624	475
Wabtec	8,600	761
Waste Connections	11,350	536
Waste Management	42,294	2,061
WESCO International* (A)	4,100	338
WW Grainger (A)	5,181	1,273
Xylem	16,902	648

		211,768

Information Technology — 19.1%
3D Systems* (A)	10,400	367
Accenture, Cl A	56,700	4,895
Activision Blizzard	44,256	958
Adobe Systems*	44,602	3,286
Advanced Micro Devices* (A)	63,134	176
Akamai Technologies*	15,818	1,022
Alliance Data Systems*	4,812	1,376
Altera	28,673	1,079
Amdocs	14,700	717
Amphenol, Cl A	28,084	1,506
Analog Devices	27,512	1,503
Ansys*	8,500	710
AOL*	7,434	343
Apple	541,315	64,379
Applied Materials	109,655	2,637

Description	Shares	Market Value ($ Thousands)
Arista Networks* (A)	500	$38
ARRIS Group*	11,900	354
Arrow Electronics*	8,789	514
Atmel*	37,700	298
Autodesk* (A)	20,237	1,255
Automatic Data Processing	43,192	3,699
Avago Technologies, Cl A	22,300	2,083
Avnet	12,410	543
AVX	1,424	20
Booz Allen Hamilton Holding, Cl A	6,700	182
Broadcom, Cl A	48,268	2,082
Broadridge Financial Solutions	9,773	443
Brocade Communications Systems	39,300	444
CA	28,538	889
Cadence Design Systems* (A)	25,563	482
CDK Global	14,397	548
CDW	8,200	288
Cisco Systems	459,527	12,701
Citrix Systems*	15,087	1,000
Cognizant Technology Solutions, Cl A*	54,676	2,952
CommScope Holding*	5,600	124
Computer Sciences	13,264	841
Concur Technologies* (A)	4,200	541
CoreLogic*	7,984	265
Corning	117,358	2,467
CoStar Group*	2,700	460
Cree* (A)	10,722	390
Diebold	5,529	200
Dolby Laboratories, Cl A	4,343	193
DST Systems	2,695	267
eBay*	113,611	6,235
EchoStar, Cl A*	3,732	201
Electronic Arts*	28,465	1,250
EMC	184,197	5,590
Equinix	4,816	1,094
F5 Networks*	6,738	871
Facebook, Cl A*	177,200	13,769
FactSet Research Systems (A)	3,900	535
Fidelity National Information Services	25,690	1,572
FireEye* (A)	8,100	245
First Solar*	6,600	322
Fiserv*	22,338	1,597
FleetCor Technologies*	7,400	1,124
FLIR Systems	13,400	425
Fortinet*	12,600	347
Freescale Semiconductor* (A)	9,500	206
Gartner*	8,300	709
Genpact*	15,700	283
Global Payments	6,034	521
Google, Cl A*	25,229	13,853
Google, Cl C*	25,529	13,832
Harris	8,989	644
Hewlett-Packard	169,870	6,635
IAC	6,632	433
Informatica*	8,500	309
Ingram Micro, Cl A*	14,723	404
Intel	446,658	16,638
International Business Machines	84,898	13,768
Intuit	25,386	2,383
IPG Photonics* (A)	3,000	216
Jabil Circuit	17,874	371

SOI7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Jack Henry & Associates	7,900	$485
JDS Uniphase*	21,240	283
Juniper Networks	42,725	947
Keysight Technologies*	14,932	526
Kla-Tencor	14,809	1,028
Knowles*	8,378	175
Lam Research	14,452	1,194
Leidos Holdings	5,900	238
Lexmark International, Cl A (A)	5,386	231
Liberty Tripadvisor Holdings, Cl A*	5,806	152
Linear Technology	21,057	969
LinkedIn, Cl A*	9,300	2,104
Marvell Technology Group	36,400	521
Mastercard, Cl A	90,200	7,874
Maxim Integrated Products	25,000	739
Microchip Technology (A)	18,522	836
Micron Technology*	96,016	3,452
Microsoft	741,500	35,451
Motorola Solutions	20,533	1,350
National Instruments	8,704	280
NCR*	15,189	450
NetApp	29,555	1,258
NetSuite*	3,600	381
Nuance Communications*	24,100	365
Nvidia	51,256	1,075
ON Semiconductor*	39,300	355
Oracle	294,620	12,495
Palo Alto Networks*	4,800	591
Pandora Media*	19,400	381
Paychex	29,007	1,375
PTC*	11,200	438
Qualcomm	151,459	11,041
Rackspace Hosting*	11,100	510
Red Hat*	17,327	1,077
Riverbed Technology*	14,700	304
Rovi*	8,500	189
Sabre	5,100	96
Salesforce.com* (A)	55,152	3,302
SanDisk (A)	20,569	2,128
ServiceNow*	12,800	819
Skyworks Solutions	16,900	1,140
SolarWinds*	5,900	306
Solera Holdings	6,200	327
Splunk*	10,800	725
Stratasys* (A)	4,400	449
SunEdison* (A)	25,200	546
SunPower, Cl A* (A)	4,100	116
Symantec	61,948	1,616
Synopsys*	13,982	607
Tableau Software, Cl A*	3,600	302
Tech Data*	3,550	221
Teradata*	13,289	600
Teradyne	17,863	355
Texas Instruments	96,708	5,263
TIBCO Software* (A)	14,300	344
Total System Services	14,991	495
Trimble Navigation*	23,928	673
Twitter*	43,200	1,803
Vantiv, Cl A*	11,100	374
VeriFone Holdings*	10,200	364
VeriSign* (A)	9,785	588
Visa, Cl A	45,000	11,619
Vishay Intertechnology (A)	12,950	180
VMware, Cl A*	8,100	712

Description	Shares	Market Value ($ Thousands)
Western Digital	19,930	$2,058
Western Union (A)	46,728	868
Workday, Cl A*	8,300	722
Xerox	104,096	1,453
Xilinx	24,257	1,102
Yahoo!*	90,281	4,671
Yelp, Cl A*	4,800	274
Zebra Technologies, Cl A*	4,825	353
Zillow, Cl A* (A)	2,900	343
Zynga, Cl A*	61,800	161

		367,094

Materials — 3.5%
Air Products & Chemicals	18,994	2,732
Airgas	6,615	765
Albemarle	7,544	445
Alcoa	104,502	1,807
Allegheny Technologies	10,297	347
AptarGroup	6,000	392
Ashland	7,176	818
Avery Dennison	8,310	411
Ball	12,750	855
Bemis	9,174	366
Cabot	6,173	266
Carpenter Technology	4,600	232
Celanese, Cl A	13,683	822
CF Industries Holdings	4,566	1,224
Cliffs Natural Resources (A)	13,700	125
Compass Minerals International	3,100	270
Crown Holdings*	12,751	631
Cytec Industries	6,962	335
Domtar	6,100	248
Dow Chemical	108,370	5,274
E.I. du Pont de Nemours	82,692	5,904
Eagle Materials	4,500	371
Eastman Chemical	13,428	1,114
Ecolab	24,108	2,627
FMC	11,820	643
Freeport-McMoRan Copper & Gold, Cl B	93,124	2,500
Greif, Cl A	2,700	118
Huntsman	18,929	483
International Flavors & Fragrances	7,491	758
International Paper	38,855	2,091
LyondellBasell Industries, Cl A	37,500	2,957
Martin Marietta Materials	5,463	656
MeadWestvaco	15,058	675
Monsanto	47,150	5,654
Mosaic	29,278	1,340
NewMarket (A)	800	315
Newmont Mining	45,033	829
Nucor	28,490	1,528
Owens-Illinois*	13,491	346
Packaging Corp of America	8,999	668
Platform Specialty Products*	8,000	200
PPG Industries	12,423	2,718
Praxair	26,225	3,367
Rayonier Advanced Materials	3,901	96
Reliance Steel & Aluminum	7,100	454
Rock Tenn, Cl A	12,700	722
Rockwood Holdings	6,800	530
Royal Gold	6,100	389
RPM International	12,269	585
Scotts Miracle-Gro, Cl A	4,006	245

SOI8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Sealed Air	18,468	$730
Sherwin-Williams	7,737	1,895
Sigma-Aldrich	10,548	1,441
Silgan Holdings	3,755	190
Sonoco Products	9,046	380
Southern Copper	12,868	385
Steel Dynamics	20,200	455
Tahoe Resources	7,500	120
TimkenSteel	3,934	140
United States Steel (A)	12,783	426
Valspar	7,464	626
Vulcan Materials	11,557	764
Westlake Chemical	3,800	242
WR Grace*	7,100	682

		67,724

Telecommunication Services — 2.2%
AT&T	465,733	16,478
CenturyLink	51,154	2,086
Frontier Communications (A)	89,895	634
Level 3 Communications*	24,686	1,234
SBA Communications, Cl A*	11,500	1,399
Sprint* (A)	59,715	306
Telephone & Data Systems	7,880	201
T-Mobile US*	23,600	689
US Cellular*	831	32
Verizon Communications	371,576	18,798
Windstream Holdings (A)	54,147	547

		42,404

Utilities — 3.1%
AES	66,924	928
AGL Resources	10,947	573
Alliant Energy	9,976	627
Ameren	21,590	931
American Electric Power	43,650	2,512
American Water Works	15,900	843
Aqua America (A)	16,246	432
Atmos Energy	9,191	494
Calpine*	37,700	866
Centerpoint Energy (A)	38,515	922
CMS Energy	23,942	792
Consolidated Edison	26,216	1,656
Dominion Resources	52,112	3,781
DTE Energy	15,964	1,300
Duke Energy	63,816	5,163
Edison International	29,179	1,855
Entergy	16,298	1,367
Exelon	76,976	2,784
FirstEnergy	37,427	1,380
Great Plains Energy	12,071	316
Hawaiian Electric Industries	9,146	258
Integrys Energy Group (A)	7,502	546
ITC Holdings	14,100	536
MDU Resources Group	17,521	430
National Fuel Gas	7,889	546
NextEra Energy	39,073	4,079
NiSource	28,821	1,206
Northeast Utilities	28,208	1,428
NRG Energy (A)	30,200	944
OGE Energy	18,336	654
Pepco Holdings	23,044	634
PG&E	41,718	2,107
Pinnacle West Capital	10,192	644
PPL	59,626	2,119
Public Service Enterprise Group	45,352	1,895

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Questar	15,646	$375
SCANA	11,920	680
Sempra Energy	22,223	2,483
Southern	79,903	3,790
TECO Energy (A)	18,500	367
UGI	15,525	585
Vectren	7,391	327
Westar Energy, Cl A	12,200	477
Wisconsin Energy (A)	20,698	1,022
Xcel Energy	44,781	1,520

		59,174

Total Common Stock (Cost $1,026,213) ($ Thousands)		1,895,683

AFFILIATED PARTNERSHIP — 3.2%
SEI Liquidity Fund, L.P. 0.070%**† (C)	60,772,392	60,772

Total Affiliated Partnership (Cost $60,772) ($ Thousands)		60,772

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	24,937,129	24,937

Total Cash Equivalent (Cost $24,937) ($ Thousands)		24,937

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.015%, 01/29/2015 (D)	$2,150	2,150

Total U.S. Treasury Obligation (Cost $2,150) ($ Thousands)		2,150

Total Investments — 103.2% (Cost $1,114,072) ($ Thousands)		$1,983,542

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	222	Dec-2014	$1,113
S&P Mid 400 Index EMINI	17	Dec-2014	37

			$1,150

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,921,425 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2014. The total market value of securities on loan at November 30, 2014 was $58,788 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

SOI9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2014

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2014 was $60,772 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,895,683	$—	$—	$1,895,683
Affiliated Partnership	—	60,772	—	60,772
Cash Equivalent	24,937	—	—	24,937
U.S. Treasury Obligation	—	2,150	—	2,150

Total Investments in Securities	$1,920,620	$62,922	$—	$1,983,542

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,150	$—	$—	$1,150

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SOI10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.3%

Consumer Discretionary — 11.9%
Amazon.com*	37,364	$12,653
AutoNation*	7,600	452
AutoZone*	3,245	1,875
Bed Bath & Beyond*	18,200	1,335
Best Buy	28,800	1,135
BorgWarner	21,900	1,239
Cablevision Systems, Cl A (A)	21,000	427
Carmax*	21,700	1,236
Carnival, Cl A	44,700	1,974
CBS, Cl B	48,087	2,639
Chipotle Mexican Grill, Cl A*	3,024	2,007
Coach	26,200	972
Comcast, Cl A	255,100	14,551
Darden Restaurants (A)	13,100	747
Delphi Automotive	29,700	2,167
DIRECTV*	49,300	4,324
Discovery Communications, Cl C*	27,100	922
Discovery Communications, Cl A*	14,400	502
Dollar General*	30,100	2,009
Dollar Tree*	19,800	1,353
DR Horton	32,500	828
Expedia	9,800	854
Family Dollar Stores (A)	9,700	767
Ford Motor	381,200	5,996
Fossil Group*	4,600	514
GameStop, Cl A (A)	11,600	439
Gannett	22,100	719
Gap	26,900	1,065
Garmin (A)	12,000	688
General Motors	132,300	4,423
Genuine Parts	15,200	1,562
Goodyear Tire & Rubber	26,900	737
H&R Block	27,300	918
Harley-Davidson	21,600	1,505
Harman International Industries	6,700	727
Hasbro	11,400	675
Home Depot	132,600	13,180
Interpublic Group	41,500	842
Johnson Controls	66,000	3,300
Kohl’s	20,300	1,210
L Brands	24,400	1,974
Leggett & Platt	13,600	572
Lennar, Cl A	17,900	846
Lowe’s	97,000	6,192
Macy’s	35,000	2,272
Marriott International, Cl A	21,600	1,702
Mattel	33,200	1,047
McDonald’s	96,700	9,361
Michael Kors Holdings*	20,400	1,565
Mohawk Industries*	6,100	937
NetFlix*	5,897	2,044
Newell Rubbermaid	27,100	984
News*	49,400	767
NIKE, Cl B	69,200	6,871
Nordstrom	14,100	1,077
Omnicom Group	24,900	1,924
O’Reilly Automotive*	10,300	1,882
PetSmart	9,600	756
priceline.com*	5,188	6,019

Description	Shares	Market Value ($ Thousands)
PulteGroup	33,100	$716
PVH	8,200	1,042
Ralph Lauren, Cl A	6,100	1,128
Ross Stores	20,800	1,903
Scripps Networks Interactive, Cl A	10,200	797
Staples	63,900	898
Starbucks	73,800	5,993
Starwood Hotels & Resorts Worldwide	17,600	1,390
Target	62,200	4,603
Tiffany	11,000	1,187
Time Warner	84,000	7,150
Time Warner Cable, Cl A	27,600	4,120
TJX	68,000	4,499
Tractor Supply	13,700	1,054
TripAdvisor*	11,000	810
Twenty-First Century Fox, Cl A	185,100	6,812
Under Armour, Cl A*	16,500	1,196
Urban Outfitters* (A)	9,800	317
VF	34,200	2,571
Viacom, Cl B	37,800	2,859
Walt Disney	155,700	14,404
Whirlpool	7,700	1,434
Wyndham Worldwide	12,400	1,034
Wynn Resorts	8,000	1,429
Yum! Brands	43,600	3,368

		216,974

Consumer Staples — 9.8%
Altria Group	195,200	9,811
Archer-Daniels-Midland	64,000	3,372
Avon Products	41,600	407
Brown-Forman, Cl B	15,700	1,524
Campbell Soup	17,700	801
Clorox	12,800	1,301
Coca-Cola	389,300	17,452
Coca-Cola Enterprises	22,400	984
Colgate-Palmolive	84,400	5,873
ConAgra Foods	41,900	1,530
Constellation Brands, Cl A*	16,600	1,600
Costco Wholesale	43,100	6,126
CVS Caremark	114,100	10,424
Dr. Pepper Snapple Group	19,300	1,428
Estee Lauder, Cl A	22,300	1,653
General Mills	60,700	3,202
Hershey	14,800	1,484
Hormel Foods	13,300	706
JM Smucker	10,100	1,036
Kellogg	25,400	1,683
Keurig Green Mountain	12,100	1,720
Kimberly-Clark	36,700	4,279
Kraft Foods Group	58,900	3,544
Kroger	48,500	2,902
Lorillard	35,700	2,254
McCormick	12,900	959
Mead Johnson Nutrition, Cl A	20,000	2,077
Molson Coors Brewing, Cl B	15,700	1,214
Mondelez International, Cl A	165,700	6,495
Monster Beverage*	14,200	1,593
PepsiCo	148,500	14,865
Philip Morris International	154,000	13,387
Procter & Gamble	266,700	24,118
Reynolds American	30,600	2,017

SOI1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Safeway	22,800	$795
Sysco	58,200	2,343
Tyson Foods, Cl A	28,100	1,190
Walgreen	86,400	5,928
Wal-Mart Stores	155,600	13,621
Whole Foods Market	35,800	1,755

		179,453

Energy — 8.3%
Anadarko Petroleum	49,700	3,934
Apache	37,900	2,429
Baker Hughes	43,100	2,457
Cabot Oil & Gas	41,400	1,368
Cameron International*	20,100	1,031
Chesapeake Energy	51,500	1,043
Chevron	187,000	20,359
Cimarex Energy	8,600	903
ConocoPhillips	121,000	7,994
CONSOL Energy	22,800	892
Denbury Resources	34,900	288
Devon Energy	38,100	2,247
Diamond Offshore Drilling (A)	6,400	188
Ensco, Cl A (A)	23,200	784
EOG Resources	53,800	4,666
EQT	15,000	1,365
Exxon Mobil	420,248	38,049
FMC Technologies*	23,100	1,103
Halliburton	84,300	3,557
Helmerich & Payne	10,700	744
Hess	25,900	1,889
Kinder Morgan (A)	167,100	6,910
Marathon Oil	66,900	1,935
Marathon Petroleum	28,100	2,531
Murphy Oil	16,400	794
Nabors Industries	28,700	376
National Oilwell Varco	42,700	2,863
Newfield Exploration*	13,300	362
Noble	25,000	450
Noble Energy	35,700	1,756
Occidental Petroleum	76,600	6,110
ONEOK	20,600	1,116
Phillips 66	54,900	4,009
Pioneer Natural Resources	14,200	2,034
QEP Resources	16,200	331
Range Resources	16,200	1,064
Schlumberger	127,700	10,976
Southwestern Energy*	35,000	1,126
Spectra Energy	66,500	2,519
Tesoro	12,700	973
Transocean (A)	34,400	723
Valero Energy	52,400	2,547
Williams	66,000	3,415

		152,210

Financials — 16.2%
ACE	32,900	3,762
Affiliated Managers Group*	5,300	1,079
Aflac	44,900	2,682
Allstate	43,000	2,930
American Express	88,500	8,179
American International Group	140,400	7,694
American Tower, Cl A ‡	38,900	4,085
Ameriprise Financial	18,600	2,451
Aon	28,800	2,664

Description	Shares	Market Value ($ Thousands)
Apartment Investment & Management, Cl A‡	13,900	$518
Assurant	7,100	480
AvalonBay Communities‡	13,000	2,090
Bank of America	1,037,100	17,672
Bank of New York Mellon	111,100	4,447
BB&T	71,400	2,684
Berkshire Hathaway, Cl B*	179,550	26,697
BlackRock, Cl A	12,400	4,453
Boston Properties‡	15,200	1,971
Capital One Financial	55,100	4,585
CBRE Group, Cl A*	27,700	934
Charles Schwab	113,700	3,220
Chubb	23,800	2,453
Cincinnati Financial	13,800	703
Citigroup	298,900	16,132
CME Group, Cl A	31,300	2,649
Comerica	17,900	834
Crown Castle International‡	33,100	2,750
Discover Financial Services	45,800	3,002
E*TRADE Financial*	28,600	652
Equity Residential‡	35,900	2,543
Essex Property Trust‡	6,300	1,275
Fifth Third Bancorp	82,700	1,664
Franklin Resources	39,100	2,223
General Growth Properties‡	62,200	1,665
Genworth Financial, Cl A*	50,400	458
Goldman Sachs Group	40,300	7,593
Hartford Financial Services Group	44,400	1,834
HCP‡	45,500	2,038
Health Care‡	32,100	2,365
Host Hotels & Resorts‡	75,100	1,745
Hudson City Bancorp	47,700	467
Huntington Bancshares	81,000	819
IntercontinentalExchange Group	11,200	2,531
Invesco	42,900	1,731
Iron Mountain‡	18,001	684
JPMorgan Chase	371,100	22,325
KeyCorp	86,900	1,173
Kimco Realty‡	40,800	1,038
Legg Mason	9,900	562
Leucadia National	31,000	717
Lincoln National	25,900	1,467
Loews	30,200	1,257
M&T Bank	13,100	1,651
Macerich‡	14,000	1,107
Marsh & McLennan	54,000	3,056
McGraw-Hill	26,900	2,514
MetLife	110,600	6,150
Moody’s	18,400	1,859
Morgan Stanley	150,500	5,295
NASDAQ OMX Group	12,100	544
Navient	41,600	872
Northern Trust	22,000	1,490
People’s United Financial	30,800	455
Plum Creek Timber‡	17,000	709
PNC Financial Services Group	53,100	4,645
Principal Financial Group	27,100	1,444
Progressive	53,400	1,455
Prologis‡	49,600	2,097
Prudential Financial	45,100	3,833
Public Storage‡	14,400	2,702
Regions Financial	136,700	1,376

SOI2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Simon Property Group‡	30,500	$5,514
State Street	42,000	3,223
SunTrust Banks	52,600	2,067
T. Rowe Price Group	26,100	2,178
Torchmark	12,850	691
Travelers	33,600	3,509
Unum Group	25,300	840
US Bancorp	177,300	7,837
Ventas‡	29,200	2,089
Vornado Realty Trust‡	17,300	1,930
Wells Fargo	468,000	25,497
Weyerhaeuser‡	52,385	1,850
XL Group, Cl A	26,300	934
Zions Bancorporation	20,400	572

		296,611

Health Care — 14.2%
Abbott Laboratories	147,800	6,579
AbbVie	156,800	10,851
Actavis*	26,025	7,043
Aetna	35,200	3,071
Agilent Technologies	33,100	1,415
Alexion Pharmaceuticals*	19,600	3,820
Allergan	29,200	6,246
AmerisourceBergen	21,100	1,921
Amgen	74,800	12,365
Baxter International	53,100	3,876
Becton Dickinson	19,000	2,666
Biogen Idec*	23,200	7,138
Boston Scientific*	131,500	1,692
Bristol-Myers Squibb	163,100	9,631
C.R. Bard	7,400	1,238
Cardinal Health	33,400	2,745
CareFusion*	20,100	1,189
Celgene*	78,700	8,947
Cerner*	30,100	1,938
Cigna	26,200	2,696
Covidien	44,400	4,484
DaVita*	17,000	1,301
Dentsply International	13,600	748
Edwards Lifesciences*	10,500	1,362
Eli Lilly	96,700	6,587
Express Scripts Holding*	73,300	6,095
Gilead Sciences*	149,000	14,948
Halyard Health*	1	—
Hospira*	16,600	990
Humana	15,300	2,111
Intuitive Surgical*	3,500	1,812
Johnson & Johnson	277,900	30,083
Laboratory Corp of America Holdings*	8,400	879
Mallinckrodt*	11,200	1,033
McKesson	22,700	4,784
Medtronic	96,300	7,114
Merck	284,500	17,184
Mylan Laboratories*	37,100	2,174
Patterson	8,900	429
PerkinElmer	11,200	509
Perrigo	13,300	2,130
Pfizer	625,400	19,481
Quest Diagnostics	14,200	927
Regeneron Pharmaceuticals*	7,300	3,038
St. Jude Medical	28,200	1,917
Stryker	29,700	2,760

Description	Shares	Market Value ($ Thousands)
Tenet Healthcare*	9,700	$466
Thermo Fisher Scientific	39,100	5,055
UnitedHealth Group	95,600	9,429
Universal Health Services, Cl B	9,000	942
Varian Medical Systems*	10,200	903
Vertex Pharmaceuticals*	23,600	2,782
Waters*	8,300	962
WellPoint	27,200	3,479
Zimmer Holdings	16,700	1,875
Zoetis, Cl A	49,700	2,233

		260,073

Industrials — 10.3%
3M	63,800	10,214
ADT (A)	17,300	605
Allegion	9,500	512
Ametek	24,200	1,233
Boeing	66,000	8,868
C.H. Robinson Worldwide	14,600	1,077
Caterpillar	61,700	6,207
Cintas	9,600	702
CSX	99,100	3,616
Cummins	17,000	2,476
Danaher	59,900	5,005
Deere (A)	35,500	3,075
Delta Air Lines	82,700	3,860
Dover	16,400	1,263
Dun & Bradstreet	3,500	444
Eaton	47,200	3,202
Emerson Electric	68,500	4,367
Equifax	12,100	963
Expeditors International of Washington	19,300	904
Fastenal (A)	26,200	1,184
FedEx	26,100	4,650
Flowserve	13,600	801
Fluor	15,500	961
General Dynamics	31,200	4,535
General Electric	988,500	26,185
Honeywell International	77,000	7,629
Illinois Tool Works	35,800	3,398
Ingersoll-Rand	26,500	1,671
Jacobs Engineering Group*	13,000	604
Joy Global (A)	9,600	471
Kansas City Southern	10,900	1,296
L-3 Communications Holdings	8,400	1,047
Lockheed Martin	26,500	5,076
Masco	35,300	854
Nielsen Holdings	30,200	1,261
Norfolk Southern	30,400	3,394
Northrop Grumman	20,600	2,903
Paccar	35,200	2,359
Pall	10,500	1,009
Parker Hannifin	14,800	1,910
Pentair	19,100	1,236
Pitney Bowes	20,400	502
Precision Castparts	14,200	3,378
Quanta Services*	21,500	655
Raytheon	30,800	3,286
Republic Services, Cl A	25,000	990
Robert Half International	13,500	767
Rockwell Automation	13,700	1,581
Rockwell Collins	13,400	1,146
Roper Industries	9,900	1,562

SOI3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Ryder System	5,200	$497
Snap-on	5,600	758
Southwest Airlines	67,900	2,839
Stanley Black & Decker	15,500	1,464
Stericycle*	8,400	1,083
Textron	27,700	1,200
Tyco International	40,800	1,750
Union Pacific	88,400	10,323
United Parcel Service, Cl B	69,200	7,606
United Rentals*	9,500	1,077
United Technologies	83,700	9,214
Waste Management	43,000	2,095
WW Grainger (A)	6,000	1,474
Xylem	17,900	686

		188,960

Information Technology — 19.8%
Accenture, Cl A	62,000	5,352
Adobe Systems*	46,300	3,411
Akamai Technologies*	17,700	1,144
Alliance Data Systems*	5,500	1,572
Altera	30,600	1,151
Amphenol, Cl A	31,100	1,668
Analog Devices	31,200	1,705
Apple	590,111	70,182
Applied Materials	120,800	2,905
Autodesk*	22,400	1,389
Automatic Data Processing	47,200	4,042
Avago Technologies, Cl A	25,000	2,335
Broadcom, Cl A	53,300	2,299
CA	31,800	991
Cisco Systems	502,600	13,892
Citrix Systems*	15,700	1,041
Cognizant Technology Solutions, Cl A*	60,300	3,256
Computer Sciences	14,400	913
Corning	128,000	2,691
eBay*	111,000	6,092
Electronic Arts*	31,000	1,362
EMC	199,400	6,052
F5 Networks*	7,300	943
Facebook, Cl A*	205,400	15,959
Fidelity National Information Services	28,300	1,732
First Solar*	7,500	366
Fiserv*	24,700	1,766
FLIR Systems	13,800	438
Google, Cl C*	28,045	15,196
Google, Cl A*	28,045	15,399
Harris	10,400	745
Hewlett-Packard	183,500	7,167
Intel	488,300	18,189
International Business Machines	91,460	14,832
Intuit	28,100	2,638
Juniper Networks	39,800	882
Kla-Tencor	16,400	1,139
Lam Research	15,600	1,289
Linear Technology	23,700	1,091
Mastercard, Cl A	96,860	8,455
Microchip Technology (A)	19,900	899
Micron Technology*	105,100	3,778
Microsoft	811,900	38,817
Motorola Solutions	21,900	1,439
NetApp	31,700	1,349

Description	Shares	Market Value ($ Thousands)
Nvidia	51,000	$1,069
Oracle	320,500	13,592
Paychex	32,400	1,536
Qualcomm	165,100	12,036
Red Hat*	18,800	1,168
Salesforce.com*	57,100	3,419
SanDisk	22,200	2,297
Seagate Technology	32,400	2,142
Symantec	68,500	1,787
TE Connectivity	40,600	2,606
Teradata*	15,400	695
Texas Instruments	104,900	5,709
Total System Services	16,400	541
VeriSign* (A)	11,200	673
Visa, Cl A	48,500	12,522
Western Digital	21,800	2,251
Western Union (A)	51,800	962
Xerox	107,500	1,501
Xilinx	26,600	1,209
Yahoo!*	90,800	4,698

		362,366

Materials — 3.2%
Air Products & Chemicals	19,000	2,733
Airgas	6,700	775
Alcoa	116,600	2,016
Allegheny Technologies	10,500	354
Avery Dennison	8,900	441
Ball	13,700	919
Bemis	9,600	383
CF Industries Holdings	4,900	1,314
Dow Chemical	110,300	5,368
E.I. du Pont de Nemours	89,900	6,419
Eastman Chemical	14,300	1,186
Ecolab	26,700	2,909
FMC	13,200	718
Freeport-McMoRan Copper & Gold, Cl B	103,000	2,765
International Flavors & Fragrances	8,000	809
International Paper	42,300	2,276
LyondellBasell Industries, Cl A	42,200	3,328
Martin Marietta Materials	6,000	720
MeadWestvaco	17,000	762
Monsanto	47,600	5,708
Mosaic	31,600	1,446
Newmont Mining	48,600	894
Nucor	31,600	1,695
Owens-Illinois*	15,800	405
PPG Industries	13,500	2,954
Praxair	28,600	3,671
Sealed Air	21,000	830
Sherwin-Williams	8,200	2,008
Sigma-Aldrich	11,800	1,612
Vulcan Materials	13,000	860

		58,278

Telecommunication Services — 2.4%
AT&T	511,500	18,097
CenturyLink	56,500	2,303
Frontier Communications	98,100	692
Level 3 Communications*	27,500	1,375
Verizon Communications	408,900	20,686

SOI4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

November 30, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Windstream Holdings (A)	61,200	$619

		43,772

Utilities — 3.1%
AES	66,000	916
AGL Resources	11,400	596
Ameren	24,100	1,039
American Electric Power	48,500	2,791
Centerpoint Energy	42,600	1,020
CMS Energy	26,100	864
Consolidated Edison	29,000	1,831
Dominion Resources	57,200	4,150
DTE Energy	17,600	1,434
Duke Energy	69,500	5,623
Edison International	32,300	2,053
Entergy	17,800	1,493
Exelon	85,200	3,082
FirstEnergy	41,700	1,538
Integrys Energy Group	7,800	568
NextEra Energy	42,800	4,468
NiSource	31,000	1,297
Northeast Utilities	31,300	1,585
NRG Energy (A)	33,500	1,047
Pepco Holdings	24,300	668
PG&E	46,700	2,358
Pinnacle West Capital	10,900	689
PPL	65,900	2,342
Public Service Enterprise Group	50,200	2,097
SCANA	14,100	804
Sempra Energy	22,900	2,559
Southern	87,900	4,169
TECO Energy	22,500	446
Wisconsin Energy (A)	22,200	1,097
Xcel Energy	50,100	1,700

		56,324

Total Common Stock (Cost $1,690,981) ($ Thousands)		1,815,021

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P. 0.070%** †(B)	16,499,744	16,500

Total Affiliated Partnership (Cost $16,500) ($ Thousands)		16,500

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	7,664,868	7,665

Total Cash Equivalent (Cost $7,665) ($ Thousands)		7,665

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.000%, 01/29/2015 (C) (D)	$1,100	1,100

Total U.S. Treasury Obligation (Cost $1,100) ($ Thousands)		1,100

Total Investments — 100.7% (Cost $1,716,246) ($ Thousands)		$1,840,286

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	134	Dec-2014	$600

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,828,162 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2014. The total market value of securities on loan at November 30, 2014 was $15,917 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2014 was $16,500 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,815,021	$—	$—	$1,815,021
Affiliated Partnership	—	16,500	—	16,500
U.S. Treasury Obligation	—	1,100	—	1,100
Cash Equivalent	7,665	—	—	7,665

Total Investments in Securities	$1,822,686	$17,600	$—	$1,840,286

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$600	$—	$—	$600

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SOI5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.2%

Consumer Discretionary — 15.4%
1-800-Flowers.com, Cl A*	1,700	$15
2U*	1,300	23
Aaron’s	8,516	242
Abercrombie & Fitch, Cl A	9,200	265
Advance Auto Parts	8,999	1,324
Aeropostale*	8,049	28
AH Belo, Cl A	2,700	32
Allison Transmission Holdings, Cl A	17,176	565
AMC Entertainment Holdings, Cl A	2,200	58
AMC Networks, Cl A*	7,760	503
American Axle & Manufacturing Holdings*	8,398	179
American Eagle Outfitters	24,422	344
American Public Education*	2,727	92
America’s Car-Mart*	850	44
ANN*	5,935	218
Apollo Education Group, Cl A*	12,700	396
Aramark	4,800	146
Arctic Cat	1,535	51
Asbury Automotive Group*	4,098	310
Ascena Retail Group*	16,368	219
Ascent Capital Group, Cl A*	1,754	94
Barnes & Noble*	5,927	138
Beazer Homes USA*	2,961	59
bebe stores	1,520	5
Belmond, Cl A*	11,930	135
Big 5 Sporting Goods	923	12
Big Lots	7,846	399
Biglari Holdings*	202	75
BJ’s Restaurants* (A)	3,442	169
Black Diamond*	4,204	38
Bloomin’ Brands*	8,950	204
Blue Nile*	1,431	50
Bob Evans Farms	3,287	179
Bon-Ton Stores	800	7
Boyd Gaming*	8,845	113
Bravo Brio Restaurant Group*	3,676	48
Bridgepoint Education*	2,679	29
Bright Horizons Family Solutions*	3,535	158
Brinker International	8,182	461
Brown Shoe	6,276	206
Brunswick	11,783	585
Buckle (A)	3,451	177
Buffalo Wild Wings*	2,427	413
Build-A-Bear Workshop, Cl A*	2,700	56
Burger King Worldwide (A)	13,200	480
Burlington Stores*	3,300	147
Cabela’s* (A)	6,239	338
Caesars Acquisition, Cl A*	5,300	56
Caesars Entertainment* (A)	7,783	132
Callaway Golf	7,506	56
Capella Education	1,138	78
Career Education*	10,054	59
Carmike Cinemas*	3,042	90
Carriage Services, Cl A	2,006	39
Carrols Restaurant Group*	3,300	25
Carter’s	6,970	580
Cato, Cl A	2,696	108

Description	Shares	Market Value ($ Thousands)
Cavco Industries*	1,331	$99
Central European Media Enterprises, Cl A* (A)	7,006	20
Charter Communications, Cl A*	9,765	1,657
Cheesecake Factory	6,323	306
Chegg* (A)	8,600	58
Chico’s FAS	18,851	299
Children’s Place Retail Stores	2,933	164
Choice Hotels International	3,877	215
Christopher & Banks*	3,400	25
Churchill Downs	1,734	167
Chuy’s Holdings*	2,335	50
Cinedigm, Cl A*	9,100	16
Cinemark Holdings	14,940	542
Citi Trends*	797	19
Clear Channel Outdoor Holdings, Cl A	6,796	53
ClubCorp Holdings	2,800	55
Collectors Universe	1,500	33
Columbia Sportswear	3,844	173
Conn’s* (A)	3,909	134
Container Store Group*	1,600	35
Cooper Tire & Rubber	8,532	289
Cooper-Standard Holding*	1,600	86
Core-Mark Holdings	2,918	175
Coupons.com*	1,400	21
Cracker Barrel Old Country Store	2,344	300
Crocs*	11,003	146
CSS Industries	492	14
CST Brands	8,800	384
Culp	361	7
Cumulus Media, Cl A*	18,139	72
Daily Journal*	100	22
Dana Holdings	22,598	479
Deckers Outdoor*	4,604	445
Del Frisco’s Restaurant Group*	2,800	62
Denny’s*	9,463	92
Destination Maternity	2,256	36
Destination XL Group*	4,342	22
DeVry Education Group	8,281	405
Dex Media*	1,500	13
Diamond Resorts International*	4,100	99
Dick’s Sporting Goods	12,235	619
Dillard’s, Cl A	3,262	385
DineEquity	2,072	206
DISH Network, Cl A*	27,119	2,154
Domino’s Pizza	6,658	625
Dorman Products* (A)	3,140	149
DreamWorks Animation SKG, Cl A* (A)	10,091	241
Drew Industries	2,949	139
DSW, Cl A	9,892	351
Dunkin’ Brands Group	13,530	654
Eastman Kodak* (A)	2,100	43
El Pollo Loco Holdings*	1,400	38
Entercom Communications, Cl A*	4,782	51
Entravision Communications, Cl A	6,700	43
Eros International*	2,300	50
Ethan Allen Interiors	3,176	94
EVINE Live*	4,000	25
EW Scripps, Cl A*	3,470	68

SOI1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Express*	9,762	$146
Federal-Mogul Holdings, Cl A*	3,316	51
Fiesta Restaurant Group*	3,105	174
Finish Line, Cl A	6,111	174
Five Below* (A)	6,805	318
Flexsteel Industries	600	19
Foot Locker	17,814	1,021
Fox Factory Holding*	1,400	19
Francesca’s Holdings*	4,424	56
Fred’s, Cl A	3,479	54
FTD*	2,392	83
Fuel Systems Solutions*	1,394	14
Genesco*	3,269	266
Gentex	18,395	654
Gentherm*	4,948	186
G-III Apparel Group*	2,403	213
Global Eagle Entertainment*	4,900	65
Global Sources*	751	5
GNC Holdings, Cl A	11,478	508
GoPro, Cl A* (A)	2,600	203
Graham Holdings, Cl B	400	355
Grand Canyon Education*	6,215	284
Gray Television*	7,100	74
Group 1 Automotive	2,735	245
Groupon, Cl A*	62,941	474
Guess?	8,217	186
Hanesbrands	12,238	1,416
Harte-Hanks	7,846	48
Haverty Furniture	2,163	46
Helen of Troy*	3,648	236
hhgregg* (A)	1,100	7
Hibbett Sports*	2,912	146
Hillenbrand	7,885	254
Hilton Worldwide Holdings*	17,000	446
HomeAway*	11,977	376
Houghton Mifflin Harcourt*	14,600	281
Hovnanian Enterprises, Cl A*	10,715	46
HSN	4,211	307
Hyatt Hotels, Cl A*	5,227	308
Iconix Brand Group* (A)	6,151	249
International Game Technology (A)	30,900	526
International Speedway, Cl A	3,498	109
Interval Leisure Group	5,698	124
iRobot* (A)	3,702	135
Isle of Capri Casinos*	879	6
ITT Educational Services* (A)	2,156	18
J.C. Penney* (A)	40,395	324
Jack in the Box	4,921	367
JAKKS Pacific*	427	3
Jamba*	1,407	17
Jarden*	24,311	1,073
John Wiley & Sons, Cl A	5,472	327
Johnson Outdoors, Cl A	700	21
Journal Communications, Cl A*	7,199	71
K12*	3,988	46
Kate Spade*	16,598	532
KB Home	9,585	168
Kimball International, Cl B	4,125	39
Kirkland’s*	2,028	44
Krispy Kreme Doughnuts*	8,271	168
La Quinta Holdings*	5,200	114
Lamar Advertising, Cl A‡	10,097	538
Lands’ End*	1,662	79

Description	Shares	Market Value ($ Thousands)
Las Vegas Sands	46,704	$2,975
La-Z-Boy, Cl Z	6,426	167
LeapFrog Enterprises, Cl A*	11,338	62
Lear	10,271	985
Lee Enterprises*	6,300	22
LGI Homes*	1,700	27
Libbey*	2,785	84
Liberty Broadband, Cl A*	3,083	169
Liberty Broadband, Ser C*	5,792	315
Liberty Interactive, Cl A*	62,616	1,825
Liberty Media*	23,170	846
Liberty Media*	12,335	454
Liberty Ventures, Ser A*	17,179	629
Life Time Fitness*	5,278	292
LifeLock*	9,063	150
Lifetime Brands	300	4
Lions Gate Entertainment	10,709	363
Lithia Motors, Cl A	2,889	212
Live Nation*	18,703	501
LKQ*	38,004	1,104
Loral Space & Communications*	1,900	149
Lumber Liquidators Holdings*	3,226	205
M/I Homes*	2,694	62
Madison Square Garden, Cl A*	7,940	580
Malibu Boats, Cl A*	1,100	21
Marcus	2,761	45
MarineMax*	3,996	74
Marriott Vacations Worldwide	3,574	263
Matthews International, Cl A	3,813	176
Mattress Firm Holding* (A)	1,611	114
McClatchy, Cl A*	11,254	37
MDC Holdings	4,989	131
MDC Partners, Cl A	5,776	127
Media General, Cl A* (A)	6,300	96
Men’s Wearhouse	6,068	283
Meredith	4,544	240
Meritage Homes*	5,211	204
MGM Resorts International*	46,974	1,071
Michaels*	3,500	84
Modine Manufacturing*	7,374	90
Monarch Casino & Resort*	1,100	18
Monro Muffler (A)	3,928	215
Morgans Hotel Group*	2,200	18
Morningstar	2,320	155
Motorcar Parts & Accessories*	1,800	61
Movado Group	2,720	78
Multimedia Games Holding*	4,204	153
Murphy USA*	5,900	376
Nathan’s Famous*	400	30
National CineMedia	7,907	112
Nautilus*	2,800	36
New York*	3,100	9
New York Times, Cl A	17,382	221
Nexstar Broadcasting Group, Cl A (A)	4,122	211
Noodles, Cl A*	700	17
Norwegian Cruise Line Holdings*	11,369	499
Nutrisystem	4,559	86
NVR*	525	661
Office Depot*	70,247	466
Orbitz Worldwide*	6,000	46
Outerwall*	2,343	165
Overstock.com*	700	17

SOI2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Oxford Industries	1,854	$123
Pacific Sunwear of California*	5,000	8
Panera Bread, Cl A*	3,120	522
Papa John’s International	3,942	208
Penn National Gaming*	8,954	127
Penske Auto Group	5,788	274
Pep Boys-Manny Moe & Jack*	8,065	79
Perry Ellis International*	2,439	64
PetMed Express	3,796	51
Pier 1 Imports	11,889	164
Pinnacle Entertainment*	8,160	203
Polaris Industries	8,107	1,270
Pool	5,670	337
Popeyes Louisiana Kitchen*	2,639	146
Potbelly*	1,400	18
Quiksilver* (A)	19,450	40
ReachLocal*	600	2
Reading International, Cl A*	3,800	45
Red Robin Gourmet Burgers*	1,967	132
Regal Entertainment Group, Cl A (A)	10,405	240
Regis	6,527	108
Remy International	1,300	24
Rent-A-Center, Cl A	7,240	250
Rentrak*	1,088	91
Restoration Hardware Holdings*	3,911	330
RetailMeNot* (A)	3,600	53
Royal Caribbean Cruises	20,408	1,505
Ruby Tuesday*	9,879	82
Ruth’s Hospitality Group	4,272	56
Ryland Group	6,216	243
Saga Communications, Cl A	593	24
Sally Beauty Holdings*	20,591	652
Scholastic	2,967	105
Scientific Games, Cl A* (A)	5,862	89
Sears Holdings* (A)	3,126	113
Sears Hometown and Outlet Stores*	449	6
SeaWorld Entertainment	7,900	132
Select Comfort*	7,109	187
Sequential Brands Group*	2,000	25
Service International	27,289	617
ServiceMaster Global Holdings*	5,200	137
SFX Entertainment*	3,300	14
Shoe Carnival	2,076	42
Shutterfly*	5,125	219
Signet Jewelers	10,155	1,330
Sinclair Broadcast Group, Cl A (A)	8,111	237
Sirius XM Holdings*	316,779	1,150
Six Flags Entertainment	9,558	389
Sizmek*	2,348	13
Skechers U.S.A., Cl A*	4,882	300
Skullcandy*	2,500	24
Smith & Wesson Holding*	5,883	59
Sonic	7,333	199
Sonic Automotive, Cl A	5,064	131
Sotheby’s	7,661	310
Spartan Motors	1,248	6
Speedway Motorsports	1,635	32
Stage Stores	3,854	79
Standard Motor Products	3,066	117
Standard Pacific*	18,569	140
Starz*	11,739	387

Description	Shares	Market Value ($ Thousands)
Stein Mart	4,791	$68
Steiner Leisure*	2,077	92
Steven Madden*	8,001	273
Stoneridge*	3,730	40
Strattec Security	400	41
Strayer Education*	1,017	77
Sturm Ruger (A)	2,442	93
Superior Industries International	2,823	51
Systemax*	1,400	18
Taylor Morrison Home, Cl A*	3,800	73
Tempur Sealy International*	7,923	452
Tenneco*	7,763	422
Tesla Motors* (A)	12,079	2,954
Texas Roadhouse, Cl A	7,766	257
Thomson Reuters	43,785	1,734
Thor Industries	5,990	352
Tile Shop Holdings*	3,300	33
Tilly’s, Cl A*	843	6
Time	13,800	330
Toll Brothers*	22,339	782
Tower International*	2,400	61
TRI Pointe Homes*	17,673	270
TRW Automotive Holdings*	13,593	1,405
Tuesday Morning*	4,086	87
Tumi Holdings*	6,398	140
Tupperware Brands	6,524	439
Ulta Salon Cosmetics & Fragrance*	8,173	1,034
Unifi*	2,480	71
Universal Electronics*	1,687	102
Universal Technical Institute	3,013	32
Vail Resorts	4,512	395
Vera Bradley*	2,470	57
Vince Holding*	1,500	56
Visteon*	5,565	545
Vitamin Shoppe*	3,784	181
VOXX International, Cl A*	2,864	24
WCI Communities*	1,400	26
Weight Watchers International	2,374	69
Wendy’s	34,875	304
West Marine*	537	6
Weyco Group	263	7
William Lyon Homes, Cl A*	3,000	62
Williams-Sonoma	11,837	883
Winmark	95	8
Winnebago Industries	4,035	102
Wolverine World Wide (A)	13,396	409
World Wrestling Entertainment, Cl A (A)	4,234	49
Zoe’s Kitchen* (A)	700	22
zulily, Cl A* (A)	1,500	43
Zumiez* (A)	2,303	82

		87,205

Consumer Staples — 2.9%
Alico	143	5
Alliance One International*	4,660	8
Andersons	3,599	194
B&G Foods, Cl A	6,711	192
Boston Beer, Cl A*	1,083	285
Boulder Brands*	6,678	72
Bunge	18,143	1,647
Calavo Growers	2,126	91
Cal-Maine Foods	3,928	164
Casey’s General Stores	5,059	424

SOI3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Central Garden and Pet, Cl A*	7,929	$65
Chefs’ Warehouse*	1,321	23
Chiquita Brands International*	5,882	85
Church & Dwight	16,699	1,281
Coca-Cola Bottling	589	56
Coty, Cl A	8,200	166
Craft Brew Alliance*	1,600	22
Darling International*	20,757	386
Dean Foods	12,950	221
Diamond Foods*	2,519	75
Elizabeth Arden*	3,000	52
Energizer Holdings	7,745	1,007
Fairway Group Holdings, Cl A* (A)	1,200	4
Farmer Bros*	900	26
Female Health	1,300	6
Flowers Foods	22,108	431
Fresh Del Monte Produce	4,981	168
Fresh Market* (A)	5,388	221
Hain Celestial Group*	6,330	717
Harbinger Group*	9,678	133
Herbalife (A)	8,972	388
IGI Laboratories*	6,200	65
Ingles Markets, Cl A	2,245	61
Ingredion	9,465	788
Inter Parfums	1,806	46
Inventure Foods*	900	12
J&J Snack Foods	1,764	185
John B Sanfilippo & Son*	1,019	43
Lancaster Colony	2,529	237
Limoneira	1,295	33
Medifast*	2,364	70
National Beverage*	2,352	59
Natural Grocers by Vitamin Cottage*	1,085	24
Nature’s Sunshine Products	437	7
Nu Skin Enterprises, Cl A (A)	7,405	310
Nutraceutical International*	362	8
Oil-Dri Corp of America	210	6
Omega Protein*	3,866	39
Orchids Paper Products	800	22
Pantry*	1,949	52
Pilgrim’s Pride* (A)	8,707	281
Pinnacle Foods	7,400	252
Post Holdings*	5,969	239
PriceSmart	2,323	225
Revlon, Cl A*	1,120	37
Rite Aid*	122,727	673
Roundy’s	1,300	5
Sanderson Farms (A)	2,841	247
Seaboard*	36	124
Seneca Foods, Cl A*	462	12
Snyder’s-Lance	5,986	181
SpartanNash	4,736	110
Spectrum Brands Holdings	2,839	261
Sprouts Farmers Market*	12,300	391
SUPERVALU*	27,216	255
Tootsie Roll Industries (A)	2,940	86
TreeHouse Foods*	5,409	438
United Natural Foods*	5,798	436
Universal	2,945	118
USANA Health Sciences* (A)	816	87
Vector Group	8,804	191
Village Super Market, Cl A	462	11

Description	Shares	Market Value ($ Thousands)
WD-40	1,486	$113
Weis Markets	1,704	79
WhiteWave Foods, Cl A*	22,152	811

		16,345

Energy — 4.4%
Abraxas Petroleum*	16,494	55
Adams Resources & Energy	300	13
Alon USA Energy	3,296	46
Alpha Natural Resources* (A)	25,323	53
American Eagle Energy*	6,400	6
Antero Resources*	6,700	314
Apco Oil and Gas International*	1,300	18
Approach Resources* (A)	4,198	41
Arch Coal	29,816	66
Ardmore Shipping	2,100	21
Atwood Oceanics	8,140	261
Basic Energy Services*	3,973	36
Bill Barrett*	6,264	64
Bonanza Creek Energy*	4,088	111
BPZ Resources*	10,721	6
Bristow Group	4,503	289
C&J Energy Services*	5,495	83
California Resources*	31,600	254
Callon Petroleum*	6,485	32
CARBO Ceramics (A)	2,350	89
Carrizo Oil & Gas*	5,709	225
CHC Group* (A)	7,800	36
Cheniere Energy*	29,465	1,944
Clayton Williams Energy*	916	53
Clean Energy Fuels* (A)	7,588	44
Cloud Peak Energy*	8,089	94
Cobalt International Energy*	44,515	401
Comstock Resources	6,473	57
Concho Resources*	14,342	1,366
Contango Oil & Gas* (A)	2,535	86
Continental Resources* (A)	10,796	442
CVR Energy (A)	1,897	88
Dawson Geophysical	552	8
Delek US Holdings	7,909	237
DHT Holdings	14,000	88
Diamondback Energy*	5,375	303
Dresser-Rand Group*	9,755	791
Dril-Quip*	5,187	414
Eclipse Resources* (A)	3,800	41
Emerald Oil* (A)	9,300	18
Energen	9,189	549
Energy XXI Bermuda (A)	11,983	48
EP Energy, Cl A* (A)	3,800	41
Era Group*	2,093	44
Evolution Petroleum	627	5
EXCO Resources (A)	19,913	59
Exterran Holdings	7,683	257
Forest Oil* (A)	9,032	5
Forum Energy Technologies*	8,005	192
Frank’s International	5,300	95
Frontline* (A)	7,400	9
FX Energy* (A)	11,563	30
GasLog (A)	4,950	87
Gastar Exploration*	6,900	20
Geospace Technologies*	1,598	42
Golar LNG (A)	6,502	270
Goodrich Petroleum* (A)	4,793	29
Green Plains Renewable Energy	4,390	132

SOI4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Gulf Island Fabrication	2,872	$56
Gulfmark Offshore, Cl A	3,380	88
Gulfport Energy*	10,881	519
Halcon Resources* (A)	32,806	75
Harvest Natural Resources*	5,000	11
Helix Energy Solutions Group*	14,069	322
Hercules Offshore* (A)	21,026	26
HollyFrontier	25,054	1,023
Hornbeck Offshore Services*	4,612	122
ION Geophysical*	20,869	52
Jones Energy, Cl A*	2,600	26
Key Energy Services*	20,159	38
Knightsbridge Shipping (A)	5,743	33
Kodiak Oil & Gas*	33,911	249
Kosmos Energy*	12,975	108
Laredo Petroleum Holdings* (A)	10,489	110
Magnum Hunter Resources* (A)	23,893	96
Matador Resources*	9,900	174
Matrix Service*	2,981	63
McDermott International* (A)	32,970	117
Memorial Resource Development*	6,300	136
Midstates Petroleum* (A)	7,191	17
Miller Energy Resources* (A)	1,800	4
Mitcham Industries*	256	2
Natural Gas Services Group*	944	22
Navios Maritime Acquisition	9,600	27
Newpark Resources*	9,420	99
Nordic American Offshore	2,300	30
Nordic American Tankers	11,177	100
North Atlantic Drilling	7,600	19
Northern Oil And Gas* (A)	7,039	61
Nuverra Environmental Solutions* (A)	2,758	25
Oasis Petroleum*	12,897	237
Oceaneering International	13,546	850
Oil States International*	5,899	294
Pacific Ethanol*	2,400	28
Panhandle Oil and Gas, Cl A	1,682	30
Parker Drilling*	16,551	59
Parsley Energy, Cl A*	7,500	95
Patterson-UTI Energy	18,522	328
PBF Energy, Cl A	8,077	228
PDC Energy*	4,793	141
Peabody Energy	34,400	348
Penn Virginia*	7,986	41
PetroQuest Energy*	4,723	18
PHI*	1,443	60
Pioneer Energy Services*	9,836	59
Quicksilver Resources* (A)	20,230	6
Renewable Energy Group*	3,800	36
Resolute Energy* (A)	10,094	19
REX American Resources *	800	51
Rex Energy*	4,990	35
Rice Energy*	6,700	167
RigNet*	1,441	59
Ring Energy* (A)	2,200	21
Rosetta Resources*	8,085	238
Rowan, Cl A	15,400	335
RPC	8,499	113
RSP Permian*	2,500	54
Sanchez Energy* (A)	6,830	77
SandRidge Energy* (A)	64,393	181
Scorpio Tankers (A)	18,343	151

Description	Shares	Market Value ($ Thousands)
SEACOR Holdings*	2,574	$183
Seadrill	45,000	660
SemGroup, Cl A	5,444	403
Seventy Seven Energy*	4,500	35
Ship Finance International	7,476	124
Silver Spring Networks* (A)	4,100	29
SM Energy	8,413	366
Solazyme* (A)	7,830	18
Stone Energy*	6,684	106
Superior Energy Services	19,960	385
Swift Energy* (A)	4,583	21
Synergy Resources*	7,762	76
Targa Resources	4,759	543
Teekay	5,954	296
Teekay Tankers, Cl A (A)	7,823	35
Tesco	5,269	74
TETRA Technologies*	8,605	55
Tidewater (A)	6,246	193
TransAtlantic Petroleum*	2,700	19
Trecora Resources*	2,517	31
Triangle Petroleum* (A)	11,537	56
Ultra Petroleum* (A)	19,292	383
Unit*	6,395	244
VAALCO Energy*	2,570	15
Vantage Drilling*	34,246	26
W&T Offshore	3,238	24
Warren Resources*	14,749	30
Western Refining	6,599	271
Westmoreland Coal*	2,400	90
Whiting Petroleum*	14,458	604
Willbros Group*	4,854	22
World Fuel Services	8,841	400
WPX Energy*	25,400	345

		24,879

Financials — 22.2%
1st Source	1,780	54
Acadia Realty Trust‡	6,939	222
Agree Realty‡	1,847	57
Alexander & Baldwin	6,577	250
Alexander’s‡	288	116
Alexandria Real Estate Equities‡	9,161	787
Alleghany*	2,067	944
Allied World Assurance Holdings	12,612	475
Ally Financial*	34,200	813
Altisource Asset Management*	200	99
Altisource Portfolio Solutions* (A)	1,700	89
Altisource Residential, Cl B‡	7,100	144
Ambac Financial Group*	9,400	238
American Assets Trust‡	4,891	192
American Campus Communities‡	12,462	498
American Capital Agency‡	44,421	1,025
American Capital Mortgage Investment‡	5,065	102
American Equity Investment Life Holding	9,478	256
American Financial Group	9,253	559
American Homes 4 Rent, Cl A‡	18,800	323
American National Bankshares	306	7
American National Insurance	1,031	118

SOI5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
American Realty Capital Healthcare Trust‡	23,000	$261
American Realty Capital Properties‡	110,900	1,042
American Residential Properties*‡	3,700	66
Ameris Bancorp	3,052	77
AMERISAFE	1,733	72
Ames National	310	7
AmTrust Financial Services	4,059	208
Annaly Capital Management‡	116,314	1,340
Anworth Mortgage Asset‡	10,868	59
Apollo Commercial Real Estate Finance‡	5,537	92
Apollo Residential Mortgage‡	4,987	82
Arch Capital Group*	16,836	965
Ares Commercial Real Estate‡	4,800	57
Argo Group International Holdings	3,395	192
Arlington Asset Investment, Cl A	3,412	95
Armada Hoffler Properties‡	1,800	17
ARMOUR Residential‡	43,196	170
Arrow Financial	1,042	27
Arthur J Gallagher	19,791	949
Artisan Partners Asset Management, Cl A	3,200	166
Ashford*	108	13
Ashford Hospitality Prime‡	3,994	70
Ashford Hospitality Trust‡	9,471	99
Aspen Insurance Holdings	8,595	380
Associated Banc	20,086	371
Associated Estates Realty‡	6,389	143
Assured Guaranty	21,687	554
Astoria Financial	11,265	149
Atlas Financial Holdings*	2,600	38
AV Homes*	407	6
Aviv‡	2,300	78
Axis Capital Holdings	13,668	684
Baldwin & Lyons, Cl B	1,481	38
Banc of California	3,500	39
BancFirst	1,025	66
Banco Latinoamericano de Comercio Exterior, Cl E	4,012	129
Bancorp*	3,104	28
Bancorpsouth	11,382	249
Bank Mutual	3,899	25
Bank of Hawaii	5,924	341
Bank of Kentucky Financial	733	34
Bank of Marin Bancorp	907	46
Bank of the Ozarks	10,570	383
BankFinancial	797	9
BankUnited	13,096	396
Banner	2,251	93
BBCN Bancorp	9,995	139
BBX Capital, Cl A*	1,900	31
Beneficial Mutual Bancorp*	1,626	22
Berkshire Hills Bancorp	3,750	95
BGC Partners, Cl A	20,236	176
BioMed Realty Trust‡	24,029	515
Blue Hills Bancorp*	4,700	62
BNC Bancorp*	1,800	31
BofI Holding*	1,609	127
BOK Financial	3,593	232

Description	Shares	Market Value ($ Thousands)
Boston Private Financial Holdings	8,815	$112
Brandywine Realty Trust‡	22,539	348
Bridge Bancorp	1,412	36
Bridge Capital Holdings*	1,300	30
Brixmor Property Group‡	4,900	118
Brookline Bancorp	8,874	84
Brown & Brown	15,276	492
Bryn Mawr Bank	1,822	54
Calamos Asset Management, Cl A	182	2
Camden National	539	19
Camden Property Trust‡	10,838	831
Campus Crest Communities‡	9,972	77
Capital Bank Financial, Cl A*	2,860	73
Capital City Bank Group	800	12
Capitol Federal Financial	16,787	210
Capstead Mortgage‡	12,218	159
Cardinal Financial	4,941	90
CareTrust*‡	2,418	39
Cascade Bancorp*	915	4
Cash America International	3,679	90
CatchMark Timber Trust, Cl A‡	3,700	41
Cathay General Bancorp	10,715	272
CBL & Associates Properties‡	21,382	416
CBOE Holdings	10,938	655
Cedar Realty Trust‡	8,938	61
Centerstate Banks	4,485	50
Central Pacific Financial	2,910	56
Chambers Street Properties‡	29,800	239
Charter Financial	2,200	25
Chatham Lodging Trust‡	4,935	132
Chemical Financial	4,499	130
Chesapeake Lodging Trust‡	7,467	253
Chimera Investment‡	119,926	405
CIT Group	23,637	1,153
Citizens, Cl A* (A)	7,833	57
Citizens & Northern	1,840	36
City Holding	1,985	87
City National	6,040	466
Clifton Bancorp	3,100	39
CNA Financial	3,875	150
CNB Financial	2,048	36
CNO Financial Group	27,825	482
CoBiz Financial	5,671	65
Cohen & Steers (A)	2,936	127
Colony Financial‡	14,000	344
Columbia Banking System	6,409	176
Columbia Property Trust‡	16,000	403
Commerce Bancshares	11,003	471
Community Bank System	5,602	207
Community Trust Bancorp	1,493	54
ConnectOne Bancorp*	2,883	53
Consumer Portfolio Services*	5,000	37
CorEnergy Infrastructure Trust‡	3,700	25
CoreSite Realty‡	2,773	106
Corporate Office Properties Trust‡	11,430	321
Corrections Corp of America‡	14,802	537
Cousins Properties‡	27,646	338
Cowen Group, Cl A*	20,421	87
Crawford, Cl B	3,520	32
Credit Acceptance*	912	137
CU Bancorp*	1,200	24

SOI6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
CubeSmart‡	21,722	$468
Cullen/Frost Bankers	6,705	501
Customers Bancorp*	4,070	73
CVB Financial	14,179	215
CyrusOne‡	4,729	130
CYS Investments‡	22,062	204
DCT Industrial Trust*‡	10,472	357
DDR‡	37,814	693
Diamond Hill Investment Group	254	34
DiamondRock Hospitality‡	25,907	387
Digital Realty Trust‡	17,074	1,200
Dime Community Bancshares	3,683	56
Douglas Emmett‡	18,385	512
Duke Realty‡	39,795	774
DuPont Fabros Technology‡	8,021	261
Dynex Capital‡	6,593	57
Eagle Bancorp*	2,906	100
East West Bancorp	17,966	661
EastGroup Properties‡	4,185	281
Eaton Vance	15,325	640
Education Realty Trust‡	17,573	205
eHealth*	1,874	48
EMC Insurance Group	700	21
Empire State Realty Trust, Cl A‡	11,700	196
Employers Holdings	3,174	64
Encore Capital Group*	3,175	136
Endurance Specialty Holdings	5,783	341
Enova International*	3,366	77
Enstar Group*	1,151	168
Enterprise Bancorp	1,100	26
Enterprise Financial Services	2,449	47
EPR Properties‡	7,551	423
Equity Commonwealth‡	16,444	418
Equity Lifestyle Properties‡	9,832	488
Equity One‡	7,585	184
Erie Indemnity, Cl A	2,787	243
ESB Financial	517	9
Essent Group*	4,800	121
EverBank Financial	12,124	228
Evercore Partners, Cl A	4,376	221
Everest Re Group	5,844	1,025
Excel Trust‡	8,818	116
Extra Space Storage‡	14,618	866
Ezcorp, Cl A* (A)	7,457	81
FBL Financial Group, Cl A	1,682	86
FBR*	1,869	47
FCB Financial Holdings, Cl A*	1,700	41
Federal Agricultural Mortgage, Cl C	1,988	60
Federal Realty Investment Trust‡	8,486	1,126
Federated Investors, Cl B (A)	11,770	370
Federated National Holding	1,300	33
FelCor Lodging Trust‡	15,163	158
Fidelity & Guaranty Life	300	8
Fidelity Southern	1,513	23
Financial Engines (A)	6,864	224
Financial Institutions	1,767	42
First American Financial	13,472	431
First Bancorp	2,097	36
First BanCorp*	9,716	50
First Busey	11,811	77
First Business Financial Services	500	22

Description	Shares	Market Value ($ Thousands)
First Cash Financial Services*	3,658	$211
First Citizens BancShares, Cl A	991	251
First Commonwealth Financial	8,801	80
First Community Bancshares	942	15
First Connecticut Bancorp	1,048	16
First Defiance Financial	592	18
First Financial	1,612	54
First Financial Bancorp	7,249	128
First Financial Bankshares (A)	8,656	261
First Financial Northwest	1,491	18
First Horizon National	31,100	397
First Industrial Realty Trust‡	14,553	289
First Interstate Bancsystem, Cl A	2,212	62
First Merchants	3,733	80
First Midwest Bancorp	9,442	158
First NBC Bank Holding*	1,700	62
First Niagara Financial Group	43,347	354
First of Long Island	1,130	29
First Potomac Realty Trust‡	6,922	86
First Republic Bank	17,343	894
FirstMerit	21,497	385
Flagstar Bancorp*	1,800	27
Flushing Financial	4,470	86
FNB (Pennsylvania)	23,308	293
FNF Group	33,758	1,094
FNFV Group*	11,584	165
Forest City Enterprises, Cl A*	20,945	452
Forestar Group*	4,832	77
Fox Chase Bancorp	1,553	26
Franklin Financial*	2,062	41
Franklin Street Properties‡	11,696	141
Fulton Financial	23,012	275
FXCM, Cl A	5,250	85
Gain Capital Holdings (A)	5,300	47
GAMCO Investors, Cl A	822	71
Gaming and Leisure Properties‡	10,569	337
Geo Group‡	9,090	366
German American Bancorp	1,544	44
Getty Realty‡	3,072	56
GFI Group	13,249	66
Glacier Bancorp	10,080	276
Gladstone Commercial‡	3,119	55
Glimcher Realty Trust‡	18,111	249
Global Indemnity, Cl A*	1,002	27
Government Properties Income Trust‡	9,166	208
Gramercy Property Trust‡	16,595	98
Great Southern Bancorp	1,299	48
Green Dot, Cl A*	3,855	85
Greenhill	3,971	176
Greenlight Capital Re, Cl A*	3,509	111
Guaranty Bancorp	605	9
Hancock Holding	10,314	337
Hanmi Financial	4,178	84
Hannon Armstrong Sustainable Infrastructure Capital‡	2,700	38
Hanover Insurance Group	5,517	393
Hatteras Financial‡	13,083	251
HCC Insurance Holdings	12,821	680
HCI Group	915	37
Healthcare Realty Trust‡	12,755	337
Healthcare Trust of America, Cl A‡	29,900	382

SOI7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Heartland Financial USA	2,575	$65
Heritage Commerce	1,100	9
Heritage Financial	4,271	72
Heritage Oaks Bancorp	1,400	10
Hersha Hospitality Trust, Cl A‡	26,078	193
HFF, Cl A	4,095	141
Highwoods Properties‡	10,668	460
Hilltop Holdings*	9,329	190
Home BancShares	7,396	234
Home Loan Servicing Solutions	9,747	190
Home Properties‡	6,735	439
HomeStreet	1,172	19
HomeTrust Bancshares*	4,102	64
Horace Mann Educators	5,414	169
Horizon Bancorp	900	22
Hospitality Properties Trust‡	19,041	583
Howard Hughes*	5,017	733
Hudson Pacific Properties‡	6,670	188
Hudson Valley Holding	1,305	33
Iberiabank	4,284	280
Independent Bank	2,700	33
Independent Bank	3,502	139
Independent Bank Group	1,100	47
Infinity Property & Casualty	1,614	117
Inland Real Estate‡	10,982	119
Interactive Brokers Group, Cl A	6,827	187
International Bancshares	6,650	170
International. FCStone*	1,368	24
Invesco Mortgage Capital‡	15,171	251
Investment Technology Group*	3,917	77
Investors Bancorp	45,743	494
Investors Real Estate Trust‡	13,531	110
iStar Financial*‡	11,218	160
Janus Capital Group	18,812	296
JG Wentworth Company*	2,500	24
Jones Lang LaSalle	5,559	810
Kansas City Life Insurance	165	8
KCG Holdings, Cl A*	7,407	82
Kearny Financial*	607	9
Kemper	5,036	178
Kennedy-Wilson Holdings	9,129	237
Kilroy Realty‡	10,543	724
Kite Realty Group Trust‡	3,455	94
Ladder Capital, Cl A*	500	9
Ladenburg Thalmann Financial Services*	12,600	42
Lakeland Bancorp	4,693	52
Lakeland Financial	1,705	68
LaSalle Hotel Properties‡	13,242	535
Lazard, Cl A	14,931	769
Lexington Realty Trust‡	27,590	304
Liberty Property Trust‡	18,775	664
LPL Financial Holdings	11,062	472
LTC Properties‡	4,417	185
Mack-Cali Realty‡	12,167	234
Maiden Holdings	7,723	101
MainSource Financial Group	2,690	48
Manning & Napier, Cl A	1,972	30
Marcus & Millichap*	1,700	53
Markel*	1,713	1,194
MarketAxess Holdings	5,052	331
Marlin Business Services	322	6
MB Financial	8,326	262
MBIA*	16,182	167

Description	Shares	Market Value ($ Thousands)
Meadowbrook Insurance Group	6,353	$39
Medical Properties Trust‡	21,762	302
Mercantile Bank	757	15
Merchants Bancshares	207	6
Mercury General	3,378	186
Meridian Bancorp*	4,127	45
Meta Financial Group	700	25
Metro Bancorp*	1,177	29
MFA Mortgage Investments‡	46,997	394
MGIC Investment*	44,318	413
Mid-America Apartment Communities‡	9,553	704
MidSouth Bancorp	400	7
MidWestOne Financial Group	269	7
Moelis, Cl A	900	29
Monmouth Real Estate Investment, Cl A‡	5,746	64
Montpelier Re Holdings	5,589	190
Mortgage Investment Trust‡	2,788	55
MSCI, Cl A	14,869	719
National Bank Holdings, Cl A	4,600	88
National Bankshares	1,036	31
National General Holdings	4,100	77
National Health Investors‡	4,464	296
National Interstate	924	26
National Penn Bancshares	14,689	150
National Retail Properties‡ (A)	14,743	568
National Western Life Insurance, Cl A	341	88
Nationstar Mortgage Holdings* (A)	2,646	79
Navigators Group*	1,283	94
NBT Bancorp	4,408	107
Nelnet, Cl A	2,531	116
New Media Investment*	5,500	112
New Residential Investments*	15,450	200
New York‡	20,500	220
New York Community Bancorp (A)	55,739	886
New York Mortgage Trust‡ (A)	7,938	64
NewBridge Bancorp*	2,600	21
NewStar Financial*	3,393	38
Nicholas Financial*	700	9
NMI Holdings, Cl A*	5,900	51
Northfield Bancorp	6,705	94
Northrim BanCorp	269	7
NorthStar Asset Management Group	23,258	487
NorthStar Realty Finance‡	25,658	469
Northwest Bancshares	11,699	147
OceanFirst Financial	1,788	29
Ocwen Financial* (A)	13,361	307
OFG Bancorp	5,625	84
Old National Bancorp	14,461	205
Old Republic International	34,144	517
Omega Healthcare Investors‡	15,677	599
OmniAmerican Bancorp	1,415	38
One Liberty Properties‡	1,124	26
OneBeacon Insurance Group, Cl A	4,135	66
Oppenheimer Holdings, Cl A	2,164	50
Opus Bank*	1,100	30
Oritani Financial	7,124	104
Outfront Media‡	15,700	425

SOI8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Owens Realty Mortgage‡	1,300	$19
Pacific Continental	2,665	37
Pacific Premier Bancorp*	1,600	25
PacWest Bancorp	12,783	594
Park National	1,605	131
Park Sterling	3,770	27
Parkway Properties‡	10,770	210
PartnerRe	6,434	750
Peapack Gladstone Financial	2,654	47
Pebblebrook Hotel Trust‡	8,303	358
Penns Woods Bancorp	652	29
Pennsylvania Real Estate Investment Trust‡	8,599	201
PennyMac Financial Services, Cl A*	1,100	18
PennyMac Mortgage Investment Trust‡	9,863	214
Peoples Bancorp	1,710	41
Peoples Financial Services	900	43
PHH*	7,132	165
Phoenix*	841	51
Physicians Realty Trust‡	7,000	108
PICO Holdings*	2,621	48
Piedmont Office Realty Trust, Cl A‡ (A)	19,366	364
Pinnacle Financial Partners	5,025	189
Piper Jaffray*	2,277	131
Platinum Underwriters Holdings	3,348	248
Popular*	13,256	433
Post Properties‡	6,811	399
Potlatch‡	5,120	213
PRA Group* (A)	5,858	343
Preferred Bank	1,937	49
Primerica	6,829	358
PrivateBancorp, Cl A	8,119	255
ProAssurance	7,425	335
Prosperity Bancshares	8,769	493
Protective Life	10,002	697
Provident Financial Services	8,679	150
PS Business Parks‡	2,628	214
QTS Realty Trust*	2,000	65
Radian Group	24,048	410
RAIT Financial Trust‡	13,021	96
Ramco-Gershenson Properties‡	9,737	174
Raymond James Financial	15,181	855
Rayonier‡	16,053	438
RCS Capital, Cl A (A)	2,000	20
RE, Cl A	1,600	54
Realogy Holdings*	18,602	856
Realty Income‡ (A)	27,136	1,261
Redwood Trust‡	11,305	221
Regency Centers‡	11,767	723
Regional Management*	700	10
Reinsurance Group of America, Cl A	8,816	756
RenaissanceRe Holdings	5,143	504
Renasant	3,960	112
Republic Bancorp, Cl A	1,298	29
Resource Capital‡	13,505	71
Retail Opportunity Investments‡	12,159	200
Retail Properties of America, Cl A‡	30,203	485
Rexford Industrial Realty‡	5,800	88
RLI	4,882	224

Description	Shares	Market Value ($ Thousands)
RLJ Lodging Trust‡	16,237	$535
Rouse Properties‡ (A)	3,117	57
Ryman Hospitality Properties‡ (A)	4,860	253
S&T Bancorp	2,732	75
Sabra Health Care‡	7,762	220
Safeguard Scientifics*	3,396	66
Safety Insurance Group	1,531	91
Sandy Spring Bancorp	2,947	70
Santander Consumer USA Holdings	10,200	190
Saul Centers‡	1,444	79
Seacoast Banking Corporation of Florida* (B)	3,898	49
SEI†	16,819	667
Select Income‡	4,321	100
Selective Insurance Group	6,384	171
Senior Housing Properties Trust‡	26,107	588
Sierra Bancorp	478	8
Signature Bank NY*	6,370	772
Silver Bay Realty Trust‡	4,446	74
Simmons First National, Cl A	2,418	98
SL Green Realty‡	11,740	1,363
SLM	54,800	530
South State	2,786	173
Southside Bancshares (A)	2,917	94
Southwest Bancorp	1,679	28
Sovran Self Storage‡	4,193	356
Spirit Realty Capital‡	47,666	558
Springleaf Holdings, Cl A*	2,800	111
St. Joe* (A)	8,420	157
STAG Industrial‡	6,456	154
StanCorp Financial Group	5,710	377
Starwood Property Trust‡	28,280	680
Starwood Waypoint Residential Trust‡	4,476	114
State Auto Financial	590	12
State Bank Financial	3,584	67
Sterling Bancorp	8,529	114
Stewart Information Services	3,341	119
Stifel Financial*	8,382	407
Stock Yards Bancorp	1,635	51
Stonegate Bank	1,200	33
Stonegate Mortgage* (A)	3,100	37
Strategic Hotels & Resorts*‡	31,088	413
Suffolk Bancorp	600	12
Summit Hotel Properties‡	11,929	138
Sun Bancorp*	332	6
Sun Communities‡	6,421	378
Sunstone Hotel Investors‡	26,480	424
Susquehanna Bancshares	22,323	294
SVB Financial Group*	6,382	671
SWS Group*	6,049	42
Symetra Financial	9,383	213
Synchrony Financial*	16,200	470
Synovus Financial	17,092	442
Talmer Bancorp, Cl A	300	4
Tanger Factory Outlet Centers‡	11,649	426
Taubman Centers‡	7,987	635
TCF Financial	20,939	325
TD Ameritrade Holding	33,873	1,172
Tejon Ranch*	1,647	47
Terreno Realty‡	4,163	87

SOI9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Territorial Bancorp	773	$16
Texas Capital Bancshares*	5,423	299
TFS Financial	8,743	133
Third Point Reinsurance*	6,600	98
Tompkins Financial	1,905	93
Towne Bank	4,294	62
Tree.com*	800	36
Trico Bancshares	2,509	62
TriState Capital Holdings*	2,600	26
TrustCo Bank NY	11,926	81
Trustmark	8,439	197
Two Harbors Investment‡	47,140	495
UDR‡	31,679	975
UMB Financial	4,745	263
UMH Properties‡	900	9
Umpqua Holdings	20,931	356
Union Bankshares	6,142	142
United Bankshares	8,983	314
United Community Banks	6,574	116
United Community Financial	4,200	22
United Financial Bancorp	6,173	85
United Fire Group	3,071	86
United Insurance Holdings	1,900	36
Universal Health Realty Income Trust‡	916	44
Universal Insurance Holdings	2,900	56
Univest Corp of Pennsylvania	723	14
Urstadt Biddle Properties, Cl A‡	2,956	66
Validus Holdings	11,926	495
Valley National Bancorp	31,670	308
ViewPoint Financial Group	5,810	139
Virtus Investment Partners	808	124
Voya Financial	18,400	771
Waddell & Reed Financial, Cl A	10,902	524
Walker & Dunlop*	1,423	22
Walter Investment Management* (A)	4,636	86
Washington Federal	12,436	269
Washington Prime Group‡	19,300	333
Washington Real Estate Investment Trust‡	8,413	226
Washington Trust Bancorp	2,270	82
Waterstone Financial	4,000	49
Webster Financial	11,351	357
Weingarten Realty Investors‡ (A)	15,668	570
WesBanco	3,165	105
West Bancorporation	1,985	31
Westamerica Bancorporation (A)	3,355	163
Western Alliance Bancorp*	9,503	251
Western Asset Mortgage Capital‡	6,644	104
Westwood Holdings Group	928	55
White Mountains Insurance Group	755	479
Whitestone, Cl B‡	1,577	23
Wilshire Bancorp	10,663	102
Wintrust Financial	5,849	261
WisdomTree Investments (A)	13,575	206
World Acceptance*	976	75
WP Carey‡	12,600	859
WR Berkley	13,024	680
WSFS Financial	943	71
Yadkin Financial*	3,400	65

		126,383

Description	Shares	Market Value ($ Thousands)
Health Care — 12.5%
Abaxis	3,093	$178
ABIOMED*	5,612	199
Acadia Healthcare*	5,587	346
ACADIA Pharmaceuticals*	10,600	317
Accelerate Diagnostics* (A)	2,800	57
Acceleron Pharma*	2,600	101
Accuray*	8,163	56
AcelRx Pharmaceuticals* (A)	2,300	15
Achillion Pharmaceuticals*	12,198	157
Acorda Therapeutics*	5,142	187
Actinium Pharmaceuticals* (A)	3,600	21
Aegerion Pharmaceuticals*	3,706	78
Aerie Pharmaceuticals*	1,200	32
Affymetrix* (A)	5,860	53
Agenus*	7,400	22
Agios Pharmaceuticals* (A)	1,900	192
Air Methods*	5,277	234
Akebia Therapeutics*	900	11
Akorn*	7,527	302
Albany Molecular Research*	3,800	62
Alere*	10,621	424
Align Technology*	10,513	598
Alimera Sciences*	3,300	19
Alkermes*	18,153	999
Alliance HealthCare Services*	800	18
Allscripts Healthcare Solutions*	22,553	271
Almost Family*	1,009	28
Alnylam Pharmaceuticals*	7,989	803
AMAG Pharmaceuticals*	3,403	127
Amedisys*	4,171	106
AMN Healthcare Services*	5,809	99
Ampio Pharmaceuticals* (A)	7,400	25
Amsurg, Cl A*	5,566	287
Anacor Pharmaceuticals*	4,900	169
Analogic	1,620	118
AngioDynamics*	2,070	36
ANI Pharmaceuticals*	800	43
Anika Therapeutics*	1,470	60
Antares Pharma*	13,708	32
Aratana Therapeutics*	2,800	37
Arena Pharmaceuticals*	27,553	115
ARIAD Pharmaceuticals* (A)	16,124	115
Array BioPharma*	20,560	83
Arrowhead Research*	6,000	35
athenahealth* (A)	4,792	562
AtriCure*	2,820	53
Atrion	230	75
Auspex Pharmaceuticals*	1,800	44
Auxilium Pharmaceuticals*	6,870	237
Avalanche Biotechnologies*	1,300	51
Avanir Pharmaceuticals, Cl A*	24,447	365
BioCryst Pharmaceuticals*	8,200	89
BioDelivery Sciences International*	3,700	57
BioMarin Pharmaceutical*	17,946	1,610
Bio-Path Holdings* (A)	8,700	21
Bio-Rad Laboratories, Cl A*	2,653	315
Bio-Reference Labs*	3,547	100
BioScrip*	9,311	60
Bio-Techne*	4,325	396
BioTelemetry*	5,500	54
BioTime* (A)	5,100	16
Bluebird Bio*	3,200	132

SOI10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Brookdale Senior Living, Cl A*	20,709	$734
Bruker*	14,532	279
Cambrex*	3,760	86
Cantel Medical	4,777	208
Capital Senior Living*	3,612	92
Cardiovascular Systems*	3,425	105
Castlight Health, Cl B* (A)	2,800	35
Catalent*	6,200	178
Catamaran*	26,507	1,350
Celldex Therapeutics* (A)	10,656	216
Cempra*	2,400	35
Centene*	7,459	737
Cepheid* (A)	8,669	477
Cerus* (A)	5,297	24
Charles River Laboratories International*	6,406	415
Chemed	2,245	247
ChemoCentryx* (A)	2,000	9
Chimerix* (A)	3,100	109
Clovis Oncology* (A)	3,066	146
Community Health Systems*	13,929	656
Computer Programs & Systems	1,702	100
CONMED	3,708	157
Cooper	6,034	1,019
Corcept Therapeutics*	13,100	40
CorVel*	1,434	50
Covance*	7,118	730
Cross Country Healthcare*	5,079	54
CryoLife	5,045	51
CTI BioPharma* (A)	17,100	37
Cubist Pharmaceuticals*	9,565	725
Cyberonics*	3,146	168
Cynosure, Cl A*	2,339	64
Cytokinetics*	2,100	10
Cytori Therapeutics* (A)	2,432	1
CytRx* (A)	6,500	16
Depomed*	6,555	102
Derma Sciences*	3,783	31
DexCom*	9,824	506
Dyax*	16,082	226
Dynavax Technologies*	3,189	47
Emergent Biosolutions*	3,084	77
Enanta Pharmaceuticals*	1,200	56
Endo International* (A)	19,211	1,406
Endocyte* (A)	4,870	32
Endologix*	9,095	117
Ensign Group	2,418	95
Envision Healthcare Holdings*	10,400	368
Enzo Biochem*	4,300	20
Epizyme*	1,600	37
Exact Sciences* (A)	9,254	230
Exactech*	1,239	27
ExamWorks Group*	4,245	167
Exelixis* (A)	25,200	42
Five Prime Therapeutics*	2,000	41
Five Star Quality Care*	8,527	38
Fluidigm*	3,153	97
Foundation Medicine* (A)	1,500	35
Galectin Therapeutics* (A)	2,100	8
Galena Biopharma* (A)	8,900	16
GenMark Diagnostics*	5,900	67
Genomic Health*	1,797	60
Gentiva Health Services*	2,579	50
Geron* (A)	23,970	88

Description	Shares	Market Value ($ Thousands)
Globus Medical, Cl A*	7,700	$177
Greatbatch*	3,430	170
Haemonetics*	6,947	257
Halozyme Therapeutics* (A)	14,658	129
Halyard Health* (A)	6,000	235
Hanger*	4,309	92
HCA Holdings*	41,380	2,884
Health Net*	10,070	517
HealthEquity*	2,100	52
HealthSouth	11,441	471
HealthStream*	3,264	94
Healthways*	3,221	50
HeartWare International*	1,979	146
Henry Schein*	10,943	1,501
Heron Therapeutics*	2,300	18
Hill-Rom Holdings	7,201	330
HMS Holdings*	11,031	230
Hologic*	30,455	816
Horizon Pharma*	6,800	87
Hyperion Therapeutics*	1,700	35
ICU Medical*	1,827	153
Idera Pharmaceuticals*	7,600	24
Idexx Laboratories*	5,801	866
Illumina*	17,679	3,375
ImmunoGen* (A)	10,752	111
Immunomedics* (A)	7,257	30
Impax Laboratories*	8,788	281
IMS Health Holdings*	10,000	250
Incyte*	18,171	1,373
Infinity Pharmaceuticals*	6,394	96
Inovio Pharmaceuticals* (A)	7,000	68
Insmed*	5,100	72
Insulet*	7,421	346
Insys Therapeutics*	900	35
Integra LifeSciences Holdings*	3,452	170
Intercept Pharmaceuticals* (A)	1,576	227
Intra-Cellular Therapies*	2,000	29
Intrexon* (A)	4,100	109
Invacare	3,389	51
IPC The Hospitalist*	2,300	101
Ironwood Pharmaceuticals, Cl A*	16,354	226
Isis Pharmaceuticals* (A)	14,794	766
Jazz Pharmaceuticals*	7,634	1,352
Karyopharm Therapeutics* (A)	1,600	67
Keryx Biopharmaceuticals* (A)	12,394	197
Kindred Healthcare	8,665	172
Kite Pharma* (A)	1,600	67
KYTHERA Biopharmaceuticals*	1,800	69
Landauer	1,073	35
Lannett*	3,000	147
LDR Holding* (A)	1,900	62
Lexicon Pharmaceuticals* (A)	21,740	22
LHC Group*	2,284	54
LifePoint Hospitals*	5,596	387
Ligand Pharmaceuticals, Cl B*	2,928	158
Luminex*	4,755	88
MacroGenics*	3,300	93
Magellan Health Services*	3,840	235
MannKind* (A)	26,543	163
Masimo*	6,093	160
MedAssets*	7,739	150
Medicines*	7,557	203
Medidata Solutions*	6,894	294

SOI11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Medivation*	9,904	$1,148
MEDNAX*	12,756	835
Merge Healthcare*	2,399	8
Meridian Bioscience	6,141	101
Merit Medical Systems*	4,375	65
Merrimack Pharmaceuticals* (A)	14,600	134
Mettler Toledo International*	3,682	1,080
MiMedx Group* (A)	10,500	116
Molina Healthcare*	4,136	211
Momenta Pharmaceuticals*	7,254	85
MWI Veterinary Supply*	1,692	277
Myriad Genetics* (A)	9,226	309
NanoViricides* (A)	9,400	30
National Healthcare	994	60
National Research, Cl A*	312	4
Natus Medical*	4,258	146
Navidea Biopharmaceuticals* (A)	7,605	9
Nektar Therapeutics*	17,195	287
Neogen*	4,380	194
Neuralstem* (A)	8,000	22
Neurocrine Biosciences*	9,600	191
NewLink Genetics* (A)	2,516	98
Northwest Biotherapeutics* (A)	4,100	22
Novavax* (A)	33,353	178
NPS Pharmaceuticals*	13,664	453
NuVasive*	5,478	241
NxStage Medical*	8,747	151
Ohr Pharmaceutical* (A)	2,500	19
Omeros* (A)	5,200	116
Omnicare	12,496	879
Omnicell*	4,312	139
OncoMed Pharmaceuticals*	1,500	33
Oncothyreon*	8,400	15
Ophthotech*	1,100	47
OPKO Health* (A)	26,129	219
OraSure Technologies*	5,539	50
Orexigen Therapeutics*(A)	15,061	87
Organovo Holdings*	7,300	46
Orthofix International*	2,440	68
Osiris Therapeutics*	1,000	13
Otonomy*	1,500	36
OvaScience*	1,400	35
Owens & Minor (A)	7,639	261
Oxford Immunotec Global*	1,500	20
Pacific Biosciences of California*	8,700	59
Pacira Pharmaceuticals*	4,645	436
Pain Therapeutics*	4,500	8
PAREXEL International*	7,146	418
PDL BioPharma (A)	20,200	167
Peregrine Pharmaceuticals* (A)	15,000	22
Pernix Therapeutics Holdings*	3,900	40
Pharmacyclics*	7,893	1,100
PharMerica*	4,250	93
Phibro Animal Health, Cl A	1,700	52
PhotoMedex*	265	—
Portola Pharmaceuticals*	4,300	121
Pozen	5,328	47
Premier, Cl A*	4,700	160
Prestige Brands Holdings*	6,479	217
Progenics Pharmaceuticals*	11,596	81
Prothena*	3,900	95
Providence Service*	1,758	69
PTC Therapeutics*	2,800	125

Description	Shares	Market Value ($ Thousands)
Puma Biotechnology*	2,900	$658
QIAGEN* (A)	29,648	709
Quality Systems	7,215	106
Quidel* (A)	3,412	95
Quintiles Transnational Holdings*	7,100	411
Radius Health*	1,500	37
RadNet*	3,900	33
Raptor Pharmaceutical* (A)	7,507	72
Receptos*	2,100	284
Relypsa*	2,100	52
Repligen*	2,922	67
Repros Therapeutics* (A)	2,942	25
ResMed (A)	17,699	942
Retrophin*	1,800	18
Revance Therapeutics*	1,700	28
Rigel Pharmaceuticals*	17,759	38
Rockwell Medical* (A)	4,300	38
RTI Surgical*	6,918	34
Sage Therapeutics*	1,200	47
Sagent Pharmaceuticals*	1,875	54
Salix Pharmaceuticals* (A)	7,757	797
Sangamo BioSciences*	7,970	96
Sarepta Therapeutics* (A)	5,200	88
Sciclone Pharmaceuticals *	6,501	55
Seattle Genetics*	12,700	463
Select Medical Holdings	9,165	132
Sequenom* (A)	6,417	19
Sirona Dental Systems*	6,922	598
Skilled Healthcare Group, Cl A*	2,900	20
Spectranetics*	4,924	162
Spectrum Pharmaceuticals*	7,079	51
STAAR Surgical* (A)	5,378	50
Stemline Therapeutics*	900	13
STERIS	6,998	446
Sunesis Pharmaceuticals*	10,135	24
Supernus Pharmaceuticals*	5,000	44
Surgical Care Affiliates*	1,500	48
SurModics*	2,444	51
Symmetry Medical*	4,888	44
Synageva BioPharma* (A)	2,806	228
Synergy Pharmaceuticals* (A)	10,515	31
Synta Pharmaceuticals* (A)	9,354	30
Tandem Diabetes Care*	1,500	21
Team Health Holdings*	9,008	515
Teleflex	5,202	620
TESARO*	2,600	90
Tetraphase Pharmaceuticals*	3,100	82
TG Therapeutics*	2,800	42
TherapeuticsMD* (A)	10,600	41
Theravance (A)	10,309	156
Theravance Biopharma*	2,945	47
Thoratec*	7,827	244
Threshold Pharmaceuticals*	9,295	27
Tornier*	4,408	118
Triple-S Management, Cl B*	2,866	66
Ultragenyx Pharmaceutical*	1,200	52
Unilife*	18,171	57
United Therapeutics*	6,264	830
Universal American*	7,316	64
US Physical Therapy	1,926	75
Utah Medical Products	200	12
Vanda Pharmaceuticals* (A)	4,100	53
Vascular Solutions*	2,718	70

SOI12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
VCA Antech*	11,083	$525
Veeva Systems, Cl A*	4,400	145
Verastem*	1,500	14
VIVUS* (A)	8,977	30
Vocera Communications*	1,742	17
Volcano*	6,949	77
WellCare Health Plans*	5,566	410
West Pharmaceutical Services	9,130	475
Wright Medical Group* (A)	6,859	201
Xencor*	3,000	34
XenoPort*	9,916	88
XOMA*	9,730	55
Zeltiq Aesthetics*	4,400	120
ZIOPHARM Oncology* (A)	8,673	37
Zogenix* (A)	10,400	12
ZS Pharma* (A)	1,200	52

		70,835

Industrials — 14.3%
AAON	4,450	92
AAR	5,729	147
ABM Industries	7,055	191
Acacia Research	4,749	90
ACCO Brands*	15,629	137
Aceto	3,017	63
Actuant, Cl A	8,542	251
Acuity Brands	5,446	753
Advanced Drainage Systems	2,600	61
Advisory Board*	4,084	174
AECOM Technology*	17,948	575
Aegion, Cl A*	4,503	86
Aerovironment*	2,125	59
AGCO	12,023	507
Air Lease, Cl A	13,031	496
Air Transport Services Group*	6,336	50
Aircastle	8,657	179
Alamo Group	935	45
Alaska Air Group	17,322	1,023
Albany International, Cl A	4,098	153
Allegiant Travel, Cl A	1,750	245
Alliant Techsystems	4,044	460
Altra Industrial Motion	3,389	104
AMERCO	1,000	278
Ameresco, Cl A*	779	6
American Airlines Group	91,123	4,422
American Railcar Industries	1,277	75
American Science & Engineering	955	47
American Woodmark*	1,684	67
AO Smith	9,358	505
Apogee Enterprises	3,811	172
Applied Industrial Technologies	5,661	265
ARC Document Solutions*	4,300	41
ArcBest	3,290	143
Argan	1,879	60
Armstrong World Industries*	5,677	284
Astec Industries	1,663	65
Astronics, Cl B*	454	22
Astronics*	2,274	111
Atlas Air Worldwide Holdings*	3,369	154
Avis Budget Group*	13,360	804
AZZ	3,196	143
Babcock & Wilcox	14,124	419
Baltic Trading (A)	5,700	18
Barnes Group	6,552	241

Description	Shares	Market Value ($ Thousands)
Barrett Business Services	834	$18
BE Aerospace*	12,830	999
Beacon Roofing Supply*	6,170	167
Blount International*	6,185	102
Brady, Cl A	5,727	143
Briggs & Stratton (A)	6,749	135
Brink’s	5,506	119
Builders FirstSource*	7,970	49
CAI International*	1,272	27
Capstone Turbine* (A)	50,135	42
Carlisle	8,177	731
Casella Waste Systems, Cl A*	1,391	5
CBIZ*	3,745	32
CDI	2,269	39
Ceco Environmental	2,047	29
Celadon Group	3,375	74
Cenveo* (A)	7,100	13
Chart Industries*	3,972	158
Chicago Bridge & Iron	12,392	620
CIRCOR International	2,315	155
Civeo	11,798	111
CLARCOR	6,623	436
Clean Harbors* (A)	7,776	364
Colfax*	11,989	618
Columbus McKinnon	2,465	66
Comfort Systems USA	4,391	63
Commercial Vehicle Group*	5,592	37
Continental Building Products*	3,000	50
Con-way	7,568	375
Copa Holdings, Cl A	4,228	473
Copart*	14,350	521
Corporate Executive Board	4,461	327
Covanta Holding	14,558	365
CRA International*	405	12
Crane	6,329	374
Cubic	2,989	154
Curtiss-Wright	6,178	438
Deluxe	6,254	366
DigitalGlobe*	9,532	257
Donaldson	18,146	708
Douglas Dynamics	1,522	35
Ducommun*	1,000	25
DXP Enterprises*	1,662	98
Dycom Industries*	4,807	147
Dynamic Materials	1,365	22
Echo Global Logistics*	2,486	70
EMCOR Group	8,487	368
Encore Wire	3,103	114
Energy Recovery* (A)	4,487	21
EnerNOC*	4,160	61
EnerSys	5,883	357
Engility Holdings*	2,010	85
Ennis	3,488	46
Enphase Energy*	2,300	24
EnPro Industries*	2,668	172
ESCO Technologies	3,777	136
Esterline Technologies*	3,990	474
Exelis	24,828	445
ExOne* (A)	1,900	44
Exponent	1,743	133
Federal Signal	9,547	142
Fortune Brands Home & Security	20,973	942
Forward Air	3,818	187

SOI13	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Foster Wheeler	5,909	$168
Franklin Covey*	491	9
Franklin Electric	6,381	240
FreightCar America	1,733	50
FTI Consulting*	5,168	200
FuelCell Energy* (A)	34,361	57
Furmanite*	3,137	20
G&K Services, Cl A	2,439	159
GATX	5,352	332
GenCorp* (A)	8,779	147
Generac Holdings* (A)	8,645	375
General Cable	6,137	84
Genesee & Wyoming, Cl A*	6,774	668
Gibraltar Industries*	3,560	51
Global Brass & Copper Holdings	2,700	33
Global Power Equipment Group	3,430	45
Gorman-Rupp	1,977	62
GP Strategies*	800	24
Graco	7,735	620
GrafTech International*	15,817	65
Graham	796	24
Granite Construction	4,911	176
Great Lakes Dredge & Dock	9,180	70
Greenbrier (A)	3,623	201
Griffon	4,237	53
H&E Equipment Services	3,725	130
Harsco	11,028	214
Hawaiian Holdings*	6,780	138
HD Supply Holdings*	13,400	390
Healthcare Services Group	9,239	279
Heartland Express	6,872	182
Heico	8,481	450
Heidrick & Struggles International	2,952	59
Heritage-Crystal Clean*	1,200	20
Herman Miller	7,443	226
Hertz Global Holdings*	57,014	1,354
Hexcel*	12,498	541
HNI	6,049	284
Houston Wire & Cable	3,755	48
Hub Group, Cl A*	4,262	160
Hubbell, Cl B	7,489	800
Huntington Ingalls Industries	6,259	682
Hurco	1,235	43
Huron Consulting Group*	2,911	201
Hyster-Yale Materials Handling	1,102	81
ICF International*	2,468	96
IDEX	10,141	779
IHS, Cl A*	8,299	1,016
InnerWorkings*	3,487	26
Insperity	3,012	98
Insteel Industries	2,941	64
Interface, Cl A	7,445	113
International Shipholding	800	13
ITT	11,563	479
JB Hunt Transport Services	11,549	953
JetBlue Airways* (A)	33,281	487
John Bean Technologies	4,431	134
Kadant	1,725	69
Kaman	3,973	156
KAR Auction Services	17,829	618
KBR	18,845	317
Kelly Services, Cl A	2,795	43
Kennametal	9,614	354

Description	Shares	Market Value ($ Thousands)
KEYW Holding* (A)	4,068	$44
Kforce	2,237	52
Kirby*	6,926	666
Knight Transportation	6,537	218
Knoll	5,463	101
Korn/Ferry International*	6,958	189
Kratos Defense & Security Solutions*	5,216	27
Landstar System	5,644	454
Layne Christensen* (A)	3,469	25
LB Foster, Cl A	1,171	54
Lennox International	6,229	583
Lincoln Electric Holdings	10,233	737
Lindsay Manufacturing (A)	1,627	143
LMI Aerospace*	181	3
LSI Industries	2,000	13
Lydall*	1,632	43
Manitex International*	1,800	20
Manitowoc (A)	17,150	345
Manpowergroup	10,056	672
Marten Transport	3,095	67
Masonite International* (A)	4,000	234
MasTec*	8,262	199
Matson	5,552	196
McGrath RentCorp	3,748	132
Meritor*	13,095	184
Middleby*	7,125	681
Miller Industries	2,311	41
Mistras Group*	2,697	46
Mobile Mini	5,183	215
Moog, Cl A*	5,624	409
MRC Global*	12,812	259
MSA Safety	3,544	195
MSC Industrial Direct, Cl A (A)	6,003	466
Mueller Industries	7,108	233
Mueller Water Products, Cl A	19,612	186
Multi-Color	1,957	107
MYR Group*	2,179	57
NACCO Industries, Cl A	305	18
National Presto Industries	591	35
Navigant Consulting*	7,641	107
Navios Maritime Holdings	9,200	45
Navistar International*	7,491	268
NCI Building Systems*	3,548	66
NN	2,487	53
Nordson	8,112	634
Nortek*	1,242	99
Northwest Pipe*	1,186	39
NOW* (A)	13,300	356
Old Dominion Freight Line*	7,990	648
On Assignment*	6,369	196
Orbital Sciences*	7,458	203
Orion Marine Group*	1,874	21
Oshkosh Truck	10,817	491
Owens Corning	15,160	528
Park-Ohio Holdings	1,118	63
Patriot Transportation Holding*	838	32
Paylocity Holding*	1,100	32
Pendrell*	8,751	12
Performant Financial*	2,000	14
PGT*	4,900	46
Pike*	4,938	59
Plug Power* (A)	19,400	74
Ply Gem Holdings*	1,300	16

SOI14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Polypore International*	6,060	$312
Powell Industries	1,364	58
Power Solutions International*	800	53
PowerSecure International*	3,700	37
Preformed Line Products	90	4
Primoris Services	5,347	140
Proto Labs* (A)	3,099	201
Quad, Cl A	3,562	77
Quality Distribution*	3,910	47
Quanex Building Products	5,765	114
Raven Industries	4,155	94
RBC Bearings	3,195	203
Regal-Beloit	5,825	421
Republic Airways Holdings*	7,596	101
Resources Connection	3,881	59
Rexnord*	9,426	260
Roadrunner Transportation Systems*	3,272	74
Rollins	7,075	230
RPX*	6,510	85
RR Donnelley & Sons	23,460	395
Rush Enterprises, Cl A*	3,599	126
Safe Bulkers (A)	4,500	21
Saia*	3,392	188
Scorpio Bulkers*	15,200	50
Simpson Manufacturing	5,043	167
SkyWest	6,622	83
SolarCity* (A)	5,431	299
SP Plus*	2,498	52
Sparton*	1,100	27
Spirit Aerosystems Holdings, Cl A*	15,375	663
Spirit Airlines*	9,147	756
SPX	5,194	466
Standex International	1,629	119
Steelcase, Cl A	10,557	185
Sterling Construction*	591	4
Stock Building Supply Holdings*	1,700	27
Sun Hydraulics	2,877	116
Swift Transporation, Cl A*	11,409	332
TAL International Group	4,284	189
Taser International* (A)	7,069	152
Team*	2,357	96
Teledyne Technologies*	4,837	517
Tennant	1,938	131
Terex	14,070	404
Tetra Tech	8,142	221
Textainer Group Holdings	2,253	78
Thermon Group Holdings*	3,482	84
Timken	10,409	445
Titan International	5,472	54
Titan Machinery* (A)	3,312	43
Toro	7,100	466
Towers Watson, Cl A	7,933	896
TransDigm Group	6,505	1,287
Trex*	3,540	149
TriMas*	6,176	192
TriNet Group*	1,800	57
Trinity Industries	19,542	627
Triumph Group	6,696	456
TrueBlue*	5,928	136
Tutor Perini*	4,551	115
Twin Disc	1,870	43
UniFirst	1,840	205

Description	Shares	Market Value ($ Thousands)
United Continental Holdings*	47,352	$2,899
United Stationers (A)	5,437	223
Universal Forest Products	2,555	122
Universal Truckload Services	700	19
US Ecology	3,040	121
USG* (A)	12,282	354
UTi Worldwide*	10,395	123
Valmont Industries (A)	3,314	448
Vectrus*	1,379	39
Verisk Analytics, Cl A*	20,372	1,263
Veritiv*	1,000	50
Viad	2,271	55
Vicor*	2,500	31
VSE	500	27
Wabash National*	7,741	84
WABCO Holdings*	7,210	740
Wabtec	12,106	1,071
WageWorks*	4,771	279
Waste Connections	15,703	741
Watsco	3,459	351
Watts Water Technologies, Cl A	3,856	233
Werner Enterprises	5,990	186
Wesco Aircraft Holdings*	6,146	86
WESCO International* (A)	5,666	467
West	4,000	125
Woodward Governor	8,442	436
Xerium Technologies*	2,400	34
XPO Logistics* (A)	5,890	228
YRC Worldwide* (A)	4,500	108

		81,316

Information Technology — 16.4%
3D Systems* (A)	13,847	489
ACI Worldwide*	14,412	280
Activision Blizzard	60,706	1,314
Actua*	5,188	87
Actuate*	2,744	10
Acxiom*	10,574	201
ADTRAN	6,797	142
Advanced Energy Industries*	5,219	107
Advanced Micro Devices*	77,700	217
Advent Software	6,968	220
Agilysys*	900	11
Alliance Fiber Optic Products	600	8
Alpha & Omega Semiconductor*	1,100	9
Ambarella* (A)	3,400	187
Amber Road*	1,900	22
Amdocs	20,168	983
American Software, Cl A	2,872	26
Amkor Technology*	11,313	76
Angie’s List*	3,748	22
Anixter International	3,541	308
Ansys*	11,617	970
AOL*	10,165	469
Applied Micro Circuits*	8,998	53
Applied Optoelectronics*	1,700	18
Arista Networks*	800	61
ARRIS Group*	14,870	443
Arrow Electronics*	12,625	738
Aruba Networks*	14,239	266
Aspen Technology*	11,667	440
Atmel*	52,082	412
AVG Technologies*	4,300	84
Avnet	17,399	762
AVX	7,078	101

SOI15	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Axcelis Technologies*	7,300	$16
Badger Meter	1,862	103
Bankrate*	7,849	92
Barracuda Networks*	900	32
Bazaarvoice*	8,300	61
Bel Fuse, Cl B	888	24
Belden	5,423	396
Benchmark Electronics*	6,930	165
Benefitfocus*	700	19
Black Box	2,509	58
Blackbaud	5,855	248
Blackhawk Network Holdings, Cl A*	1,000	36
Blackhawk Network Holdings, Cl B*	5,300	189
Blucora*	6,429	91
Booz Allen Hamilton Holding, Cl A	10,065	274
Bottomline Technologies de*	4,871	119
Brightcove*	2,600	16
Broadridge Financial Solutions	15,397	697
BroadSoft*	3,594	97
Brocade Communications Systems	55,347	626
Brooks Automation	8,403	98
Cabot Microelectronics*	2,424	115
CACI International, Cl A*	2,932	262
Cadence Design Systems* (A)	36,247	684
CalAmp*	4,756	89
Calix*	4,945	52
Callidus Software*	4,356	70
Carbonite*	1,400	16
Cardtronics*	5,585	219
Cass Information Systems	1,490	68
Cavium*	6,931	392
CDK Global	20,400	777
CDW	10,900	382
CEVA*	3,838	66
ChannelAdvisor*	2,400	42
Checkpoint Systems*	6,545	84
Ciber*	13,787	42
Ciena* (A)	13,386	221
Cimpress*	4,199	282
Cirrus Logic*	7,995	146
Clearfield*	1,400	18
Cognex*	11,358	462
Coherent*	3,153	175
Cohu	2,077	24
CommScope Holding*	7,200	160
CommVault Systems*	5,684	269
Computer Task Group	792	7
Compuware	29,160	301
comScore*	3,947	174
Comtech Telecommunications	1,932	77
Comverse*	2,100	42
Concur Technologies* (A)	5,811	749
Constant Contact*	3,166	103
Control4* (A)	1,400	21
Convergys	11,387	237
Conversant*	8,594	301
CoreLogic*	11,683	388
Cornerstone OnDemand*	7,099	226
CoStar Group*	4,063	692
Covisint*	4,989	11

Description	Shares	Market Value ($ Thousands)
Cray*	5,170	$174
Cree* (A)	15,323	557
CSG Systems International	3,717	93
CTS	4,045	69
CUI Global*	4,400	33
Cvent*	2,100	57
Cypress Semiconductor	22,095	234
Daktronics	4,580	55
Datalink*	3,697	45
Dealertrack Technologies*	7,200	340
Demand Media*	337	2
Demandware*	3,545	199
Dice Holdings*	6,690	73
Diebold	8,433	305
Digi International*	3,601	26
Digimarc*	276	7
Digital River*	3,277	83
Diodes*	4,042	107
Dolby Laboratories, Cl A	6,504	289
Dot Hill Systems*	7,000	33
DSP Group*	862	9
DST Systems	3,850	382
DTS*	1,244	40
E2open*	4,100	28
EarthLink Holdings	11,833	52
Ebix (A)	3,825	62
EchoStar, Cl A*	5,503	296
Electro Rent	1,059	15
Electro Scientific Industries	2,445	18
Electronics For Imaging*	6,128	272
Ellie Mae*	3,363	136
Emulex*	6,988	38
Endurance International Group Holdings* (A)	3,100	52
Entegris*	19,008	256
Entropic Communications*	14,749	35
Envestnet*	3,995	204
EPAM Systems*	4,900	250
Epiq Systems	3,690	57
ePlus*	644	44
Equinix	6,961	1,581
Euronet Worldwide*	6,788	394
EVERTEC	7,600	167
Exar*	4,992	46
ExlService Holdings*	3,623	102
Extreme Networks*	10,187	37
Fabrinet*	5,515	92
FactSet Research Systems	5,386	738
Fair Isaac	3,991	286
Fairchild Semiconductor International, Cl A*	15,709	253
FARO Technologies*	2,208	121
FEI	5,352	458
Finisar*	12,454	212
FireEye* (A)	10,800	327
FleetCor Technologies*	10,573	1,606
FleetMatics Group* (A)	4,378	154
FormFactor*	6,967	56
Forrester Research	1,564	62
Fortinet*	17,599	485
Freescale Semiconductor*	13,207	286
Gartner*	11,437	978
Genpact*	20,150	363
Gigamon* (A)	2,800	40

SOI16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Global Cash Access Holdings*	7,316	$52
Global Payments	8,728	754
Glu Mobile* (A)	16,800	61
Gogo* (A)	6,500	103
GrubHub*	1,000	37
GSI Group*	5,462	69
GTT Communications*	1,800	25
Guidance Software*	594	3
Guidewire Software*	8,569	432
Hackett Group	3,300	29
Harmonic*	14,394	101
Heartland Payment Systems (A)	4,811	262
Higher One Holdings*	1,534	5
IAC	9,521	622
iGATE*	4,686	173
II-VI*	5,743	76
Immersion*	3,567	31
Imperva*	2,883	123
Infinera*	14,884	203
Infoblox*	7,503	135
Informatica*	13,785	501
Ingram Micro, Cl A*	19,446	533
Inphi*	4,962	73
Insight Enterprises*	4,798	112
Integrated Device Technology*	16,545	309
Integrated Silicon Solution	5,505	80
Interactive Intelligence Group*	2,268	103
InterDigital	5,230	261
Internap Network Services*	8,784	70
International Rectifier*	8,206	327
Intersil, Cl A	15,772	207
Intevac*	3,000	21
Intralinks Holdings*	3,326	36
InvenSense, Cl A* (A)	9,677	140
IPG Photonics* (A)	4,220	304
Itron*	5,411	219
Ixia*	6,158	64
IXYS	1,980	23
j2 Global (A)	5,957	337
Jabil Circuit	25,400	527
Jack Henry & Associates	10,819	665
JDS Uniphase*	29,100	388
Jive Software*	7,834	46
Kemet*	2,462	10
Keysight Technologies*	21,300	750
Kimball Electronics*	3,093	34
Knowles*	11,400	238
Kofax*	8,600	58
Kopin*	8,823	30
KVH Industries*	1,997	24
Lattice Semiconductor*	16,962	111
Leidos Holdings	8,450	341
Lexmark International, Cl A	8,280	355
Liberty Tripadvisor Holdings, Cl A*	8,892	233
LinkedIn, Cl A*	13,206	2,988
Lionbridge Technologies*	7,618	39
Liquidity Services*	2,222	23
Littelfuse	3,003	289
LivePerson*	8,091	105
LogMeIn*	3,313	168
Luxoft Holding, Cl A*	1,100	43
MA-COM Tech*	1,300	32
Manhattan Associates*	8,780	347

Description	Shares	Market Value ($ Thousands)
ManTech International, Cl A	2,822	$85
Marchex, Cl B	2,900	11
Marin Software*	1,400	12
Marketo*	3,000	96
Marvell Technology Group	52,602	753
Maxim Integrated Products	35,604	1,053
MAXIMUS	8,916	467
MaxLinear, Cl A*	2,300	17
Maxwell Technologies*	2,864	29
Mentor Graphics	12,840	285
Mercury Systems*	2,223	29
Mesa Laboratories	300	22
Methode Electronics	5,284	205
Micrel	6,093	80
Microsemi*	11,414	310
MicroStrategy, Cl A*	1,253	215
Millennial Media* (A)	3,000	5
MKS Instruments	6,723	245
Model N*	900	9
ModusLink Global Solutions*	6,400	21
MoneyGram International*	2,905	25
Monolithic Power Systems	4,651	224
Monotype Imaging Holdings	4,860	134
Monster Worldwide*	12,508	54
MTS Systems	1,989	132
Multi-Fineline Electronix*	1,200	12
Nanometrics*	3,644	54
National Instruments	12,667	408
NCR*	21,883	649
NETGEAR*	4,892	170
NetScout Systems*	4,758	182
NetSuite*	5,403	571
NeuStar, Cl A*	7,232	197
Newport*	5,995	106
NIC	7,422	134
Nimble Storage*	800	21
Nuance Communications*	33,181	502
Numerex, Cl A*	477	5
NVE*	694	49
Oclaro*	11,100	20
OmniVision Technologies*	6,042	175
ON Semiconductor*	57,900	523
Oplink Communications	3,166	77
OSI Systems*	2,668	188
Palo Alto Networks*	6,633	816
Pandora Media*	26,071	513
Park Electrochemical	1,982	49
ParkerVision* (A)	14,552	15
PC Connection	831	19
PDF Solutions*	4,653	62
Pegasystems	5,136	107
Peregrine Semiconductor*	2,300	29
Perficient*	3,600	62
Pericom Semiconductor*	4,211	54
Photronics*	7,029	63
Plantronics	4,769	249
Plexus*	4,228	165
PMC-Sierra*	18,154	148
Polycom*	18,747	247
Power Integrations	3,989	200
PRGX Global*	936	5
Procera Networks*	1,381	9
Progress Software*	6,558	169
Proofpoint*	4,300	187

SOI17	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
PROS Holdings*	3,399	$97
PTC*	14,190	554
Q2 Holdings*	2,400	45
Qlik Technologies*	11,425	352
QLogic*	8,622	99
Qualys*	2,500	89
Quantum* (A)	41,478	66
Quicklogic* (A)	6,400	19
QuinStreet*	1,186	5
Rackspace Hosting*	14,977	688
Rally Software Development*	4,700	50
Rambus*	16,110	191
RealD*	2,664	30
RealNetworks*	844	6
RealPage* (A)	7,046	145
Reis	500	13
RF Micro Devices* (A)	33,647	492
Rightside Group*	337	3
Riverbed Technology*	20,250	419
Rocket Fuel* (A)	2,100	34
Rofin-Sinar Technologies*	3,515	95
Rogers*	2,493	177
Rosetta Stone*	700	7
Rovi*	11,434	255
Rubicon Technology*	1,000	5
Ruckus Wireless*	7,817	90
Rudolph Technologies*	5,507	51
Sabre	5,300	99
Sanmina*	10,366	255
Sapiens International*	5,300	39
Sapient*	15,254	377
ScanSource*	4,096	159
Science Applications International	5,242	265
SciQuest*	2,538	38
Seachange International*	3,843	26
Semtech*	9,075	231
ServiceNow*	18,169	1,162
ServiceSource International*	9,746	40
ShoreTel*	5,870	44
Shutterstock* (A)	1,797	135
Silicon Graphics International*	3,190	31
Silicon Image*	12,061	67
Silicon Laboratories*	5,682	258
Skyworks Solutions	24,265	1,637
SolarWinds*	8,660	450
Solera Holdings	8,727	460
Sonus Networks*	28,601	106
Spansion, Cl A*	6,982	163
Speed Commerce*	5,400	16
Splunk*	14,884	999
SPS Commerce*	2,129	124
SS&C Technologies Holdings	8,609	435
Stamps.com*	1,255	59
Stratasys* (A)	6,269	639
SunEdison* (A)	34,009	736
SunPower, Cl A* (A)	5,836	164
Super Micro Computer*	4,851	161
Sykes Enterprises*	3,711	86
Synaptics*	4,387	276
Synchronoss Technologies*	4,097	175
SYNNEX	3,870	276
Synopsys*	19,652	853
Syntel*	3,754	167

Description	Shares	Market Value ($ Thousands)
Tableau Software, Cl A*	4,800	$403
Take-Two Interactive Software*	10,539	292
Tangoe* (A)	4,655	61
Tech Data*	5,065	316
TeleCommunication Systems, Cl A*	11,300	35
Telenav*	3,400	24
TeleTech Holdings*	1,127	26
Teradyne (A)	25,800	512
Tessco Technologies	700	20
Tessera Technologies	7,030	240
Textura* (A)	2,200	53
TIBCO Software* (A)	21,248	511
TiVo*	14,386	175
Travelzoo*	287	4
Trimble Navigation*	32,820	923
TriQuint Semiconductor*	21,539	525
TrueCar*	1,700	33
Trulia*	5,078	258
TTM Technologies*	7,087	48
Twitter*	59,400	2,479
Tyler Technologies*	3,887	422
Ubiquiti Networks (A)	3,500	101
Ultimate Software Group*	3,535	520
Ultra Clean Holdings*	4,452	39
Ultratech*	2,968	58
Unisys*	7,183	192
Universal Display* (A)	5,008	139
Unwired Planet*	3,460	5
Vantiv, Cl A*	15,808	533
Vasco Data Security International*	2,554	76
Veeco Instruments*	4,901	183
VeriFone Holdings*	14,129	504
Verint Systems*	7,750	466
ViaSat*	5,256	348
Violin Memory* (A)	9,300	49
VirnetX Holding* (A)	4,742	25
Virtusa*	3,149	126
Vishay Intertechnology	17,817	247
Vishay Precision Group*	464	8
Vitesse Semiconductor*	6,900	23
VMware, Cl A*	11,017	969
Vringo* (A)	6,600	6
Web.com Group*	7,239	123
WebMD Health, Cl A*	5,327	195
WEX*	4,976	563
Wix.com* (A)	1,300	28
Workday, Cl A*	11,789	1,026
Xcerra*	7,941	64
XO Group*	4,415	64
Xoom*	3,570	50
Yelp, Cl A*	6,498	371
Zebra Technologies, Cl A*	6,464	473
Zendesk*	2,400	57
Zillow, Cl A* (A)	3,937	466
Zix*	6,113	19
Zynga, Cl A*	94,774	246

		92,906

Materials — 5.1%
A. Schulman	3,229	123
Advanced Emissions Solutions*	3,154	63
AEP Industries*	180	8
AK Steel Holding*	24,300	144

SOI18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Albemarle	10,143	$599
Allied Nevada Gold*	16,478	24
AM Castle*	923	7
American Vanguard	3,999	43
Ampco-Pittsburgh	333	6
AptarGroup	8,366	546
Ashland	9,808	1,119
Axiall	8,525	369
Balchem	3,788	246
Berry Plastics Group*	11,338	328
Boise Cascade*	4,570	163
Cabot	8,332	359
Calgon Carbon*	5,418	111
Carpenter Technology	6,701	338
Celanese, Cl A	19,092	1,147
Century Aluminum*	6,659	184
Chase	800	27
Chemtura* (A)	11,529	269
Clearwater Paper*	2,151	142
Cliffs Natural Resources (A)	18,900	172
Coeur Mining*	13,061	54
Commercial Metals	15,641	256
Compass Minerals International	4,340	378
Crown Holdings*	17,435	863
Cytec Industries	9,034	434
Deltic Timber	1,596	99
Domtar	8,050	328
Eagle Materials	6,383	526
Ferro*	8,905	115
Flotek Industries*	6,296	123
FutureFuel	3,876	43
Glatfelter	5,471	138
Globe Specialty Metals	8,002	139
Gold Resource	1,558	6
Graphic Packaging Holding*	41,617	518
Greif, Cl A	4,419	194
H.B. Fuller	6,733	291
Handy & Harman*	800	30
Hawkins	1,773	70
Haynes International	1,223	55
Headwaters*	10,820	151
Hecla Mining	43,756	103
Horsehead Holding*	7,009	109
Huntsman	26,024	664
Innophos Holdings	2,889	156
Innospec	3,113	133
Intrepid Potash* (A)	7,060	101
Kaiser Aluminum	2,354	171
KapStone Paper and Packaging*	10,742	321
KMG Chemicals	309	6
Koppers Holdings	1,873	55
Kraton Performance Polymers*	4,880	90
Kronos Worldwide	3,484	45
Landec*	4,693	62
Louisiana-Pacific* (A)	18,942	289
LSB Industries*	2,939	97
Materion	1,874	65
Minerals Technologies	3,924	291
Molycorp* (A)	16,247	16
Myers Industries	3,418	56
Neenah Paper	1,593	91
NewMarket	1,097	432
Noranda Aluminum Holding	9,100	35

Description	Shares	Market Value ($ Thousands)
Olin	9,816	$247
Olympic Steel	1,927	31
OM Group	3,483	95
OMNOVA Solutions*	7,567	50
Packaging Corp of America	12,349	917
Patrick Industries*	1,000	45
Platform Specialty Products*	10,700	268
PolyOne	12,032	449
Quaker Chemical	1,934	157
Rayonier Advanced Materials	4,917	121
Reliance Steel & Aluminum	9,838	629
Rentech*	37,265	48
Resolute Forest Products*	9,092	152
Rock Tenn, Cl A	18,070	1,027
Rockwood Holdings	9,205	717
Royal Gold	8,402	535
RPM International	16,888	806
RTI International Metals*	4,743	109
Ryerson Holding*	1,400	15
Schnitzer Steel Industries, Cl A	3,456	79
Schweitzer-Mauduit International	3,638	156
Scotts Miracle-Gro, Cl A	5,859	358
Senomyx* (A)	4,900	28
Sensient Technologies	6,035	356
Silgan Holdings	5,912	298
Sonoco Products	13,021	547
Southern Copper	19,029	570
Steel Dynamics	30,237	681
Stepan	2,725	113
Stillwater Mining*	14,680	193
SunCoke Energy	8,646	176
Tahoe Resources	10,588	169
Taminco*	3,300	85
TimkenSteel	5,204	185
Tredegar	2,341	43
Trinseo*	2,300	35
Tronox, Cl A	7,200	162
United States Steel	18,300	610
Universal Stainless & Alloy Products*	1,034	25
US Concrete*	1,300	37
US Silica Holdings	6,926	218
Valspar	10,726	900
Walter Industries (A)	5,626	18
Wausau Paper	4,619	46
Westlake Chemical	5,310	338
Worthington Industries	5,702	215
WR Grace*	9,624	925
Zep	3,721	51

		28,771

Telecommunication Services — 0.9%
8x8*	10,914	85
Atlantic Telegraph-Network	1,367	93
Boingo Wireless*	2,700	21
Cincinnati Bell*	30,086	107
Cogent Communications Holdings	6,304	223
Consolidated Communications Holdings	5,276	145
FairPoint Communications*	970	15
General Communication, Cl A*	4,403	53
Globalstar*	32,000	90
Hawaiian Telcom Holdco*	905	23

SOI19	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
IDT, Cl B	3,103	$53
inContact*	7,628	63
Inteliquent	3,153	58
Intelsat*	2,000	35
Iridium Communications*	11,746	112
Lumos Networks	2,271	38
magicJack VocalTec* (A)	3,636	30
NTELOS Holdings	1,498	13
ORBCOMM*	7,786	50
Premiere Global Services*	5,618	59
RingCentral, Cl A*	4,700	59
SBA Communications, Cl A*	15,919	1,937
Shenandoah Telecommunications	2,752	82
Spok Holdings	4,132	65
Sprint* (A)	92,390	473
Telephone & Data Systems	11,455	293
T-Mobile US*	33,405	975
US Cellular*	1,452	56
Vonage Holdings*	18,120	62

		5,368

Utilities — 3.2%
Abengoa Yield (A)	3,600	102
ALLETE	5,370	274
Alliant Energy	14,018	881
American States Water	4,974	174
American Water Works	21,918	1,163
Aqua America	22,537	599
Artesian Resources, Cl A	284	6
Atlantic Power	12,421	28
Atmos Energy	12,782	686
Avista	7,552	260
Black Hills	5,902	319
California Water Service Group	4,941	124
Calpine*	51,872	1,191
Chesapeake Utilities	1,615	73
Cleco	7,722	415
Connecticut Water Service	1,906	66
Dynegy, Cl A*	16,200	537
El Paso Electric	5,036	191
Empire District Electric (A)	4,456	124
Great Plains Energy	19,723	516
Hawaiian Electric Industries (A)	13,158	371
IDACORP	6,324	393
ITC Holdings	19,875	755
Laclede Group	5,703	289
MDU Resources Group	24,232	594
MGE Energy	4,414	194
Middlesex Water	2,701	60
National Fuel Gas	10,588	733
New Jersey Resources	5,647	327
Northwest Natural Gas	3,476	162
NorthWestern	5,146	274
NRG Yield, Cl A	3,000	142
OGE Energy	25,076	895
ONE Gas	7,100	276
Ormat Technologies	2,734	75
Otter Tail	4,846	139
Pattern Energy Group, Cl A	4,600	122
Piedmont Natural Gas (A)	9,792	367
PNM Resources	10,717	310
Portland General Electric	9,800	361
Questar	22,308	535
SJW	2,464	74

Description	Shares	Market Value ($ Thousands)
South Jersey Industries	4,398	$251
Southwest Gas	5,841	338
TerraForm Power, Cl A	2,900	96
UGI	21,996	829
UIL Holdings	6,450	257
Unitil	1,358	48
Vectren	10,743	475
Westar Energy, Cl A	16,270	636
WGL Holdings	5,961	291
York Water	752	15

		18,413

Total Common Stock (Cost $489,610) ($ Thousands)		552,421

	Number Of Warrants
WARRANTS ‡‡ — 0.0%
Magnum Hunter Resources* (A)	1,239	—
Tejon Ranch*	96	—

Total Warrants (Cost $—) ($ Thousands)		—

	Number Of Rights
RIGHTS ‡‡ — 0.0%

Bermuda — 0.0%
Central European Media
Enterprises	112	—

United States — 0.0%
CHC Group	7,800	—
Chelsea Therapeutics International	4,000	—
Durata Therapeutics*	800	—
Furiex Pharmaceuticals	942	—
Leap Wireless	7,532	—
Trius Contingent Value	2,885	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 8.1%
SEI Liquidity Fund, L.P. 0.070%**† (C)	45,826,891	45,827

Total Affiliated Partnership (Cost $45,827) ($ Thousands)		45,827

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%** †	14,657,142	14,657

Total Cash Equivalent (Cost $14,657) ($ Thousands)		14,657

SOI20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.002%, 12/11/2014 (D)(E)	$300	$300
0.000%, 12/26/2014 (D)(E)	120	120
0.000%, 01/29/2015 (D)(E)	510	510

Total U.S. Treasury Obligations (Cost $930) ($ Thousands)		930

Total Investments — 108.0% (Cost $551,024) ($ Thousands)		$613,835

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	54	Dec-2014	$90
S&P Mid 400 Index E-MINI	66	Dec-2014	153

			$243

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $568,255 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

(A)	This security or a partial position of this security is on loan at November 30, 2014. The total market value of securities on loan at November 30, 2014 was $43,302 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2014 was $45,827 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

Cl	— Class

L.P.	— Limited Partnership

Ser	— Series

S&P	— Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$552,421	$—	$—	$552,421
Warrants	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	45,827	—	45,827
Cash Equivalent	14,657	—	—	14,657
U.S. Treasury Obligations	—	930	—	930

Total Investments in Securities	$567,078	$46,757	$—	$613,835

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$243	$—	$—	$243

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SOI21	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.5%

Consumer Discretionary — 11.6%
2U* (A)	45,662	$826
American Axle & Manufacturing Holdings*	21,400	457
American Eagle Outfitters	42,188	595
Arctic Cat	8,320	275
Ascent Capital Group, Cl A*	2,636	142
Big 5 Sporting Goods	19,100	251
Big Lots	13,500	686
Bloomin’ Brands*	9,200	209
Boyd Gaming*	6,432	82
Bravo Brio Restaurant Group*	20,800	273
Bright Horizons Family Solutions*	17,156	767
Brinker International	14,400	811
Brown Shoe	11,500	377
Brunswick	36,168	1,797
Buffalo Wild Wings*	6,590	1,122
Cabela’s* (A)	17,065	926
Callaway Golf (A)	52,646	390
Capella Education	18,252	1,244
Career Education*	62,900	369
Carmike Cinemas*	4,200	124
Carter’s	7,494	624
Cato, Cl A	10,600	425
Children’s Place Retail Stores	6,480	363
Chuy’s Holdings*	48,087	1,030
Container Store Group* (A)	17,993	392
Cooper Tire & Rubber	9,600	326
Core-Mark Holding	29,214	1,756
Coupons.com* (A)	23,715	362
Crocs*	25,800	343
CSS Industries	10,800	313
Dana Holdings	41,705	884
Demand Media*	3,000	17
Denny’s*	7,400	72
Destination XL Group*	38,500	199
Dex Media* (A)	11,400	98
DreamWorks Animation SKG, Cl A* (A)	12,274	293
Drew Industries	8,300	391
Entravision Communications, Cl A	84,400	545
Ethan Allen Interiors (A)	19,234	569
Express*	25,961	388
Fiesta Restaurant Group*	32,579	1,826
Five Below* (A)	87,404	4,078
Genesco*	5,840	475
GNC Holdings, Cl A	4,800	212
Grand Canyon Education*	5,900	269
Haverty Furniture	6,100	129
Helen of Troy*	6,100	394
Hibbett Sports*	11,069	555
Hyatt Hotels, Cl A*	1,400	83
Imax*	28,364	890
Jack in the Box	30,186	2,249
Journal Communications, Cl A*	42,700	424
K12*	65,600	754
Kate Spade*	20,994	672
Krispy Kreme Doughnuts*	35,292	719
Lands’ End* (A)	15,438	735
La-Z-Boy, Cl Z	7,200	187
Libbey*	39,200	1,178
Lithia Motors, Cl A	10,206	750

Description	Shares	Market Value ($ Thousands)
LKQ*	33,448	$972
Loral Space & Communications*	9,200	722
Marriott Vacations Worldwide	2,800	206
Matthews International, Cl A	30,733	1,416
MDC Partners, Cl A	68,050	1,502
Men’s Wearhouse	22,330	1,043
Meredith	8,220	434
Modine Manufacturing*	33,900	412
Monro Muffler Brake	5,891	323
Motorcar Parts & Accessories*	1,900	64
Movado Group	3,900	112
NACCO Industries, Cl A	2,700	157
National CineMedia	52,306	741
Nautilus*	15,500	199
Office Depot*	69,000	458
Orbitz Worldwide*	70,500	539
Overstock.com*	24,700	614
Oxford Industries	3,903	258
Penske Auto Group	11,043	523
Pep Boys-Manny Moe & Jack*	22,775	222
PetMed Express (A)	4,900	66
Pier 1 Imports	13,923	192
Pool	21,669	1,287
Popeyes Louisiana Kitchen*	8,944	494
Red Robin Gourmet Burgers*	14,761	994
Rent-A-Center, Cl A (A)	39,049	1,347
RetailMeNot* (A)	24,518	361
Ruth’s Hospitality Group	53,000	696
Ryland Group	10,850	425
Sally Beauty Holdings*	39,535	1,251
Scientific Games, Cl A* (A)	59,823	906
Select Comfort*	14,608	385
ServiceMaster Global Holdings*	10,589	278
SFX Entertainment* (A)	19,056	83
Shoe Carnival	14,900	302
Shutterfly*	41,905	1,792
Skechers U.S.A., Cl A*	21,919	1,346
Skullcandy*	29,200	277
Smith & Wesson Holding* (A)	16,000	159
Sonic	1,200	33
Sportsman’s Warehouse Holdings* (A)	52,831	372
Stage Stores	15,900	326
Standard Motor Products	6,700	256
Starwood Hotels & Resorts Worldwide	550	43
Steiner Leisure*	2,500	111
Stoneridge*	39,700	431
TAL Education Group ADR* (A)	32,094	986
Tempur Sealy International*	13,901	793
Tenneco*	8,600	467
Tile Shop Holdings* (A)	60,367	602
Time	12,300	294
Tower International*	10,100	258
TRI Pointe Homes*	35,715	545
Tuesday Morning*	47,923	1,021
Vail Resorts	16,897	1,481
Vera Bradley* (A)	36,126	830
Vitamin Shoppe*	48,010	2,298
Wayfair, Cl A* (A)	16,550	402
Wolverine World Wide (A)	74,486	2,273
Zoe’s Kitchen* (A)	21,729	687
zulily, Cl A* (A)	13,974	401

		76,160

SOI1	SEI Institutional Investments Trust / Semi-Annual Reporting / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Consumer Staples — 2.4%
Andersons	11,750	$635
Casey’s General Stores	23,543	1,971
Chefs’ Warehouse* (A)	24,414	420
Chiquita Brands International*	75,300	1,089
Darling Ingredients*	62,278	1,158
Dean Foods (A)	13,201	225
Diamond Foods*	11,046	329
Fresh Del Monte Produce	54,000	1,823
Freshpet*	43,557	728
Ingles Markets, Cl A	11,100	301
J&J Snack Foods	4,930	518
Lancaster Colony	5,400	507
Medifast*	12,800	378
Pantry*	10,950	291
Roundy’s (A)	16,200	65
Sanderson Farms (A)	4,600	399
Seneca Foods, Cl A*	3,900	106
Snyder’s-Lance	6,165	187
SpartanNash	43,063	1,005
Sprouts Farmers Market*	20,455	650
SUPERVALU*	109,700	1,027
TreeHouse Foods*	4,732	383
Universal	16,056	642
USANA Health Sciences* (A)	4,600	490
Weis Markets	4,900	226

		15,553

Energy — 4.3%
Abraxas Petroleum*	205,400	683
Alberta Oilsands*	536,100	56
Alon USA Energy	26,500	370
Approach Resources* (A)	170,988	1,662
Basic Energy Services*	37,342	333
Bill Barrett* (A)	58,100	589
Bonanza Creek Energy*	4,940	135
Bristow Group (A)	5,400	346
Callon Petroleum*	25,500	125
Carrizo Oil & Gas*	5,856	231
Clayton Williams Energy*	400	23
Cloud Peak Energy*	78,728	919
Comstock Resources	1,400	12
Delek US Holdings	28,355	848
Diamondback Energy*	3,307	187
Dresser-Rand Group*	2,239	182
Dril-Quip*	17,710	1,412
Eclipse Resources*	17,929	193
Emerald Oil* (A)	2,542	5
Energy XXI Bermuda (A)	27,233	109
Exterran Holdings	10,730	359
Forest Oil*	85,000	48
Forum Energy Technologies*	25,938	623
Geospace Technologies*	1,800	47
Green Plains Renewable Energy (A)	12,900	387
Gulfmark Offshore, Cl A	17,067	445
Helix Energy Solutions Group*	24,625	563
Hercules Offshore* (A)	69,300	86
Key Energy Services*	127,497	240
Kinder Morgan Escrow*	69,898	—
Kodiak Oil & Gas*	19,200	141
Laredo Petroleum* (A)	52,276	546
Matador Resources*	23,279	410
Matrix Service*	17,400	367
McDermott International* (A)	168,912	600
Navigator Holdings*	21,500	461

Description	Shares	Market Value ($ Thousands)
Newpark Resources*	87,408	$915
North Atlantic Drilling (A)	41,300	100
Northern Oil And Gas* (A)	20,676	180
Nuverra Environmental Solutions* (A)	139,400	1,273
Oasis Petroleum*	33,796	621
Oil States International*	5,910	295
Parker Drilling*	155,622	552
PDC Energy*	6,670	197
PetroQuest Energy*	63,300	236
Pioneer Energy Services*	53,800	325
Quicksilver Resources* (A)	142,900	43
Renewable Energy Group*	15,900	151
Resolute Energy* (A)	68,800	129
REX American Resources*	14,400	911
Ring Energy* (A)	8,286	79
Rosetta Resources*	32,083	944
Scorpio Tankers	164,300	1,356
SEACOR Holdings*	2,215	158
StealthGas*	116,700	847
Superior Energy Services	22,160	428
Synergy Resources*	5,737	56
Tesco	33,114	467
TETRA Technologies*	92,035	584
TGC Industries*	32,755	88
Tidewater (A)	14,299	442
Triangle Petroleum* (A)	10,800	52
Unit*	15,212	581
VAALCO Energy*	166,100	952
Vertex Energy* (A)	16,900	62
Warren Resources*	47,900	98
Western Refining	9,100	374
Willbros Group*	46,500	212
World Fuel Services (A)	24,538	1,111

		28,562

Financials — 20.9%
1st Source	6,200	189
Acadia Realty Trust‡	17,870	571
Agree Realty‡	7,600	234
Alexandria Real Estate Equities‡	2,400	206
Allied World Assurance Holdings	8,352	315
Altisource Residential, Cl B‡	6,100	124
American Assets Trust‡	14,390	566
American Campus Communities‡	10,385	415
American Capital Mortgage Investment‡	19,700	395
American Equity Investment Life Holding	24,100	651
AMERISAFE	2,000	83
AmTrust Financial Services	17,250	885
Anworth Mortgage Asset‡	95,997	518
Apartment Investment & Management, Cl A‡	4,706	175
Ares Capital	1,950	32
Argo Group International Holdings	21,890	1,235
Artisan Partners Asset Management, Cl A	5,187	268
Ashford*	479	57
Ashford Hospitality Prime‡	2,840	50
Ashford Hospitality Trust‡	41,700	437
Aspen Insurance Holdings	6,100	270
Associated Banc	14,000	259

SOI2	SEI Institutional Investments Trust / Semi-Annual Reporting / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
AvalonBay Communities‡	1,762	$283
Banco Latinoamericano de Comercio Exterior, Cl E	35,200	1,133
Bancorpsouth	7,800	171
Bank of the Ozarks	58,011	2,100
BankUnited	18,032	545
Banner	21,523	887
BBCN Bancorp	4,200	58
Berkshire Hills Bancorp	7,700	195
BGC Partners, Cl A	62,100	541
BioMed Realty Trust‡ (A)	8,850	190
BlackRock Kelso Capital	33,900	304
Blackstone Mortgage Trust, Cl A‡	13,738	392
BofI Holding*	11,068	874
Boston Private Financial Holdings	62,073	792
Boston Properties‡	1,578	205
Brandywine Realty Trust‡	30,000	464
Brixmor Property Group‡	2,600	63
Camden National	4,600	166
Campus Crest Communities‡	36,077	277
Capital Bank Financial, Cl A*	27,300	692
Capstead Mortgage‡	21,600	281
Cardinal Financial	12,889	235
CareTrust*‡	6,400	103
CatchMark Timber Trust, Cl A‡	56,300	625
Cathay General Bancorp	2,400	61
CBL & Associates Properties‡	25,200	490
Cedar Realty Trust‡	162,800	1,105
Central Pacific Financial	63,500	1,215
Chesapeake Lodging Trust‡	6,000	203
City National	8,262	638
CNO Financial Group	164,700	2,856
CoBiz Financial	39,928	458
Community Trust Bancorp	9,240	334
Corporate Office Properties Trust‡	20,225	569
Cousins Properties‡	28,000	343
Credit Acceptance*	4,908	735
CubeSmart‡	17,450	376
Customers Bancorp*	34,400	619
CyrusOne‡	7,400	203
CYS Investments‡	116,134	1,072
DDR‡	6,550	120
DiamondRock Hospitality‡	29,200	436
Dime Community Bancshares	28,169	427
Douglas Emmett‡	18,050	503
Duke Realty‡	6,697	130
DuPont Fabros Technology‡	14,400	469
Dynex Capital‡	28,900	249
Eagle Bancorp*	28,269	970
East West Bancorp	14,745	542
EastGroup Properties‡	30,680	2,062
Education Realty Trust‡	75,602	880
Employers Holdings	76,459	1,551
Endurance Specialty Holdings	13,653	805
EPR Properties‡	8,650	484
Equity Commonwealth‡	11,800	300
Equity Lifestyle Properties‡	2,300	114
Equity One‡	17,482	424
Equity Residential‡	4,287	304
Essex Property Trust‡	526	106
Excel Trust‡	36,300	476
Extra Space Storage‡	1,250	74
Ezcorp, Cl A* (A)	8,000	87

Description	Shares	Market Value ($ Thousands)
FBR*	31,875	$795
Federal Agricultural Mortgage, Cl C	9,600	292
Federated Investors, Cl B (A)	8,779	276
Federated National Holding	10,100	255
FelCor Lodging Trust‡	113,500	1,183
Fidelity & Guaranty Life	45,200	1,131
Financial Engines (A)	29,159	953
First Commonwealth Financial	54,800	498
First Horizon National	34,257	437
First Industrial Realty Trust‡	13,200	262
First Interstate Bancsystem, Cl A	37,600	1,057
First Merchants	1,400	30
First Midwest Bancorp	59,387	994
First NBC Bank Holding*	9,782	356
Flushing Financial	28,000	538
FNB (Pennsylvania)	13,400	169
FNFV Group*	11,421	163
Forest City Enterprises, Cl A*	17,185	371
Forestar Group*	18,695	299
Fulton Financial	24,000	287
FXCM, Cl A (A)	94,855	1,527
General Growth Properties‡	3,626	97
Geo Group‡	47,300	1,906
Glacier Bancorp	21,040	576
Government Properties Income Trust‡	14,600	332
Gramercy Property Trust‡	152,100	897
Hancock Holding	16,656	545
Hanover Insurance Group	36,586	2,608
Hatteras Financial‡	65,458	1,254
HCI Group	7,100	287
HCP‡	5,948	266
Health Care‡	4,432	326
Hercules Technology Growth Capital	34,000	535
HFF, Cl A	5,400	186
Highwoods Properties‡	50,697	2,188
Home BancShares	21,405	678
Home Loan Servicing Solutions	20,000	391
Horace Mann Educators	77,410	2,423
Hospitality Properties Trust‡	8,200	251
Host Hotels & Resorts‡	9,159	213
Iberiabank	22,128	1,445
Infinity Property & Casualty	16,311	1,185
Inland Real Estate‡	86,900	938
International Bancshares	25,200	643
Investment Technology Group*	37,500	741
Investors Bancorp	78,640	850
Investors Real Estate Trust‡	6,900	56
Janus Capital Group	35,400	557
Jones Lang LaSalle	9,412	1,371
Kennedy-Wilson Holdings	39,100	1,016
Kilroy Realty‡	850	58
Kimco Realty‡	7,950	202
Kite Realty Group Trust‡	3,300	90
Lakeland Bancorp	18,085	199
LaSalle Hotel Properties‡	18,490	746
Lexington Realty Trust‡	31,238	344
Liberty Property Trust‡	3,100	110
LPL Financial Holdings	14,157	604
LTC Properties‡	16,300	681
Macerich‡	2,886	228
Maiden Holdings	109,100	1,425
MainSource Financial Group	28,000	499

SOI3	SEI Institutional Investments Trust / Semi-Annual Reporting / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Manning & Napier, Cl A	7,731	$118
MarketAxess Holdings	9,923	651
MB Financial	17,155	540
Meadowbrook Insurance Group	122,300	745
Medallion Financial (A)	23,200	232
Medley Management, Cl A	28,400	474
Mercantile Bank	6,500	125
MFA Mortgage Investments‡	58,177	488
Montpelier Re Holdings	27,700	943
Mortgage Investment Trust‡	14,400	284
MSCI, Cl A	8,291	401
National Health Investors‡	3,500	232
National Penn Bancshares	64,900	662
NBT Bancorp	33,100	805
Nelnet, Cl A	45,900	2,104
Northfield Bancorp	63,946	901
OceanFirst Financial	10,300	166
OFG Bancorp	21,400	320
Old National Bancorp	35,700	507
Oppenheimer Holdings, Cl A	7,500	172
Opus Bank*	4,507	121
PacWest Bancorp	27,001	1,256
Pebblebrook Hotel Trust‡	41,904	1,809
PennantPark Investment	48,902	542
Pennsylvania Real Estate Investment Trust‡	20,000	467
PennyMac Mortgage Investment Trust‡	24,200	524
PHH*	7,000	162
Pinnacle Financial Partners	4,900	185
Piper Jaffray*	8,200	471
Platinum Underwriters Holdings	42,816	3,176
Popular*	59,600	1,945
Post Properties‡	700	41
Potlatch‡	11,600	482
Primerica	14,300	750
PrivateBancorp, Cl A	5,500	173
Prologis‡	9,808	415
Prosperity Bancshares	6,800	382
Protective Life	6,000	418
Provident Financial Services	9,700	168
PS Business Parks‡	7,100	578
Public Storage‡	1,621	304
Radian Group (A)	32,460	553
RAIT Financial Trust‡ (A)	6,566	49
Ramco-Gershenson Properties‡	43,600	780
RCS Capital, Cl A (A)	7,700	77
RE, Cl A	22,046	737
Regency Centers‡	1,465	90
Republic Bancorp, Cl A (A)	11,400	259
Retail Opportunity Investments‡	4,100	68
RLJ Lodging Trust‡	18,850	621
Rouse Properties‡ (A)	46,900	858
Sabra Health Care‡	31,766	899
Safeguard Scientifics*	20,424	397
Select Income‡	13,700	316
Selective Insurance Group	22,550	604
Signature Bank NY*	12,026	1,458
Simon Property Group‡	3,591	649
SL Green Realty‡ (A)	1,195	139
South State	18,979	1,175
Southside Bancshares (A)	5,500	178
Sovran Self Storage‡	9,800	833
St. Joe* (A)	11,815	220
STAG Industrial‡	9,000	215
Starwood Property Trust‡	23,900	575

Description	Shares	Market Value ($ Thousands)
State Bank Financial	1,678	$31
Sterling Bancorp	40,033	536
Stifel Financial* (A)	15,725	763
STORE Capital*‡	19,228	401
Strategic Hotels & Resorts*‡	52,000	691
Sunstone Hotel Investors‡	42,200	676
Susquehanna Bancshares	17,900	236
SVB Financial Group*	7,861	827
Symetra Financial	39,200	888
Taubman Centers‡	850	68
TCF Financial	34,218	531
Texas Capital Bancshares*	11,422	630
THL Credit	24,800	331
Tompkins Financial	7,300	358
Two Harbors Investment‡	37,100	390
UDR‡	5,150	159
Umpqua Holdings	26,669	453
Union Bankshares	9,200	212
United Community Banks	72,400	1,274
United Insurance Holdings	25,000	469
Universal Insurance Holdings	24,900	483
Validus Holdings	10,300	427
Ventas‡	3,390	243
ViewPoint Financial Group	18,800	448
Vornado Realty Trust‡	2,000	223
Webster Financial	19,500	614
WesBanco	7,700	256
Western Alliance Bancorp*	42,330	1,119
Winthrop Realty Trust‡	31,800	536
WisdomTree Investments	19,532	297
World Acceptance* (A)	3,200	244
WSFS Financial	12,025	903
Yadkin Financial*	21,580	410

		137,237

Health Care — 14.3%
Acadia Healthcare* (A)	64,253	3,984
ACADIA Pharmaceuticals*	23,110	690
Acceleron Pharma*	10,637	412
Accuray*	213,800	1,473
Achillion Pharmaceuticals*	8,517	110
Acorda Therapeutics*	1,700	62
Addus HomeCare*	33,800	780
Aegerion Pharmaceuticals*	8,567	181
Aerie Pharmaceuticals*	41,429	1,093
Affymetrix* (A)	38,000	347
Akorn*	71,112	2,849
Alere*	11,200	447
Align Technology*	11,619	661
AMN Healthcare Services*	1,700	29
Amsurg, Cl A*	16,387	845
AngioDynamics*	24,475	428
ANI Pharmaceuticals*	17,100	925
Anika Therapeutics*	29,100	1,190
Aratana Therapeutics*	20,020	265
Arrowhead Research*	72,008	419
athenahealth* (A)	2,759	324
Avalanche Biotechnologies*	11,080	438
Avanir Pharmaceuticals, Cl A*	31,500	470
BioCryst Pharmaceuticals*	27,100	293
BioDelivery Sciences International*	57,566	884
Bio-Reference Labs*	5,100	144
Bio-Techne	3,951	362
Bluebird Bio*	7,800	322
Cambrex*	42,600	969

SOI4	SEI Institutional Investments Trust / Semi-Annual Reporting / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Cantel Medical	5,000	$218
Capital Senior Living*	9,284	236
Cardiovascular Systems*	18,712	574
Catalent*	10,957	315
Celldex Therapeutics* (A)	1,300	26
Centene*	9,163	905
Charles River Laboratories International*	10,807	700
Chemed	7,100	782
Chimerix* (A)	21,390	754
Coherus Biosciences*	17,810	245
CONMED	25,875	1,098
Cross Country Healthcare*	46,400	495
Cubist Pharmaceuticals*	10,288	780
Depomed*	46,600	722
DexCom*	32,146	1,654
Dyax*	22,571	317
Emergent Biosolutions*	20,800	517
Enanta Pharmaceuticals*	4,400	207
Endocyte* (A)	28,700	186
Ensign Group	12,500	493
Exact Sciences* (A)	17,018	422
Exactech*	8,600	191
ExamWorks Group* (A)	41,969	1,652
Fluidigm* (A)	27,169	838
GenMark Diagnostics*	58,119	660
Gentiva Health Services*	24,200	470
Globus Medical, Cl A*	22,300	514
Greatbatch*	27,955	1,386
GW Pharmaceuticals*	4,064	315
Halozyme Therapeutics* (A)	42,821	376
HealthEquity*	4,825	120
HealthSouth	75,186	3,092
HeartWare International*	10,432	767
Hill-Rom Holdings	9,200	421
ICON*	12,118	673
ICU Medical*	1,522	127
Idera Pharmaceuticals* (A)	82,300	256
Ignyta*	26,183	178
Impax Laboratories*	3,800	121
Insmed*	83,217	1,174
Insulet*	41,714	1,943
Insys Therapeutics* (A)	6,652	258
Intrexon* (A)	11,741	312
Ironwood Pharmaceuticals, Cl A*	22,114	306
Isis Pharmaceuticals* (A)	70,311	3,641
Jazz Pharmaceuticals*	4,109	728
K2M Group Holdings*	50,000	946
Karyopharm Therapeutics* (A)	7,165	300
Keryx Biopharmaceuticals* (A)	28,747	457
Kite Pharma* (A)	10,590	445
KYTHERA Biopharmaceuticals* (A)	7,225	276
Lannett*	18,500	909
LDR Holding* (A)	58,792	1,918
Luminex*	6,300	116
Magellan Health Services*	4,825	295
Mallinckrodt*	4,173	385
Masimo*	16,056	422
Medivation*	1,540	178
MEDNAX*	10,727	702
Merit Medical Systems*	13,358	198
Molina Healthcare*	6,200	317
Momenta Pharmaceuticals*	24,600	289
National Healthcare	800	48
Natus Medical*	30,700	1,051

Description	Shares	Market Value ($ Thousands)
Nektar Therapeutics*	40,280	$672
Nevro*	14,606	394
NewLink Genetics* (A)	7,386	289
Novadaq Technologies*	65,841	945
NPS Pharmaceuticals*	27,084	899
Oramed Pharmaceuticals* (A)	41,854	250
OraSure Technologies*	39,200	353
Orexigen Therapeutics* (A)	94,698	548
Orthofix International*	19,000	531
Otonomy*	11,373	273
Owens & Minor (A)	5,236	179
Pacific Biosciences of California*	16,700	113
Pacira Pharmaceuticals*	11,018	1,035
PAREXEL International*	13,634	798
PDL BioPharma (A)	42,900	354
PerkinElmer	12,831	583
Pernix Therapeutics Holdings*	56,471	586
PharMerica*	47,000	1,025
PhotoMedex* (A)	12,200	21
Portola Pharmaceuticals*	14,232	400
Pozen	28,300	252
Premier, Cl A*	20,306	691
Prestige Brands Holdings*	18,668	624
Providence Service*	13,000	509
PTC Therapeutics*	3,400	152
Puma Biotechnology*	11,719	2,660
RadNet*	29,400	248
Receptos*	7,529	1,019
Relypsa*	30,392	756
Repligen*	25,800	590
Revance Therapeutics* (A)	22,225	365
Rigel Pharmaceuticals*	21,700	46
Sage Therapeutics*	4,888	193
Sagent Pharmaceuticals*	14,947	431
Sciclone Pharmaceuticals*	37,200	316
Select Medical Holdings	59,900	864
Sirona Dental Systems*	7,910	683
Skilled Healthcare Group, Cl A*	1,700	12
Spectranetics*	30,674	1,007
STERIS (A)	5,700	363
Supernus Pharmaceuticals* (A)	20,100	178
Surgical Care Affiliates*	33,482	1,065
Symmetry Medical*	41,100	370
Synageva BioPharma* (A)	9,912	805
Syneron Medical*	50,195	516
Tandem Diabetes Care* (A)	15,717	222
Team Health Holdings*	21,491	1,228
Teleflex	3,459	412
TESARO* (A)	11,454	395
TherapeuticsMD* (A)	19,000	73
Trinity Biotech ADR	7,200	124
Ultragenyx Pharmaceutical*	5,331	232
Unilife*	229,698	719
Veeva Systems, Cl A*	27,240	895
Versartis* (A)	10,449	188
WellCare Health Plans*	18,650	1,375
Zeltiq Aesthetics*	5,300	145

		93,784

Industrials — 15.9%
AAON	7,100	147
AAR	9,300	238
ACCO Brands*	55,100	483
Actuant, Cl A	57,866	1,699
Acuity Brands	10,626	1,468

SOI5	SEI Institutional Investments Trust / Semi-Annual Reporting / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Aegean Marine Petroleum
Network	44,500	$434
Aegion, Cl A*	34,060	649
Aerovironment*	7,800	216
Air Transport Services Group*	87,700	697
Aircastle	34,500	714
Alamo Group	4,800	229
Alaska Air Group	7,600	449
Albany International, Cl A	400	15
Alliant Techsystems	3,200	364
Altra Industrial Motion	10,432	319
American Railcar Industries (A)	4,100	242
American Science & Engineering	500	25
American Woodmark*	8,300	331
AO Smith	8,746	472
Applied Industrial Technologies	1,600	75
ARC Document Solutions*	13,400	129
ArcBest	8,900	387
Argan	13,000	413
Astec Industries	2,388	94
Atlas Air Worldwide Holdings*	5,000	228
AZZ	8,855	397
Barnes Group	12,445	457
Beacon Roofing Supply*	17,457	473
Blount International*	8,300	136
Brink’s	19,700	427
Carlisle	21,549	1,927
Celadon Group	10,066	222
Chart Industries*	763	30
CIRCOR International	14,475	969
Civeo	18,112	171
Clean Harbors* (A)	10,764	503
Corporate Executive Board	21,015	1,538
Curtiss-Wright	30,530	2,165
Deluxe	10,600	620
Diana Shipping* (A)	41,588	311
Ducommun*	8,800	219
DXP Enterprises*	5,556	326
Dycom Industries*	31,596	966
EMCOR Group	72,821	3,157
Encore Wire	6,899	253
EnerSys	10,038	610
Engility Holdings*	3,600	151
Ennis	7,900	105
EnPro Industries*	6,383	412
Esterline Technologies*	5,340	635
Exponent	2,600	198
Fortune Brands Home & Security	18,297	822
FreightCar America	26,200	758
FTI Consulting*	27,862	1,080
G&K Services, Cl A	29,088	1,894
Generac Holdings* (A)	26,325	1,142
Genesee & Wyoming, Cl A*	10,692	1,054
Gibraltar Industries*	12,700	182
Global Brass & Copper Holdings	6,200	76
Global Power Equipment Group	71,800	931
Graco	7,582	607
GrafTech International*	195,572	798
Granite Construction	618	22
Great Lakes Dredge & Dock	263,600	1,998
H&E Equipment Services	58,782	2,057
Hawaiian Holdings*	58,100	1,179
HEICO	13,583	720
Heritage-Crystal Clean*	7,564	125

Description	Shares	Market Value ($ Thousands)
Hexcel*	39,464	$1,708
Hub Group, Cl A*	23,682	891
Hyster-Yale Materials Handling	18,400	1,351
ICF International*	11,900	461
IDEX	14,199	1,091
Interface, Cl A	27,142	410
ITT	11,705	485
JetBlue Airways* (A)	145,800	2,133
John Bean Technologies	4,600	139
Kadant	28,310	1,130
Kaman	10,937	430
KAR Auction Services	26,182	907
KBR	40,000	674
Kelly Services, Cl A	16,900	261
Kennametal	18,925	697
KEYW Holding* (A)	12,230	132
Kforce	10,600	247
Kirby*	18,261	1,756
Korn/Ferry International*	21,606	587
Landstar System	4,442	357
LB Foster, Cl A	6,900	320
Lincoln Electric Holdings	14,213	1,024
Lindsay Manufacturing (A)	9,910	871
Marten Transport	2,200	47
Meritor*	56,000	788
Middleby*	27,524	2,632
Mobile Mini	20,333	844
Moog, Cl A*	13,791	1,004
MRC Global*	10,700	216
MSA Safety	1,600	88
MYR Group*	48,395	1,256
Navigant Consulting*	18,200	255
NN	3,000	63
Norcraft*	6,100	110
Nordson	5,551	434
Northwest Pipe*	10,750	355
Old Dominion Freight Line*	16,820	1,363
Orion Marine Group*	58,990	648
Paylocity Holding*	4,767	138
Performant Financial*	7,500	51
PGT*	30,100	283
Polypore International*	3,331	171
PowerSecure International*	2,600	26
Primoris Services	55,719	1,457
Quad, Cl A (A)	19,267	418
Quality Distribution*	12,500	151
Quanex Building Products	21,543	426
Rand Logistics*	50,800	220
RBC Bearings	10,553	671
Regal-Beloit	6,714	486
Republic Airways Holdings*	9,300	123
Rexnord*	34,059	938
Rush Enterprises, Cl A*	48,987	1,718
Ryder System	5,234	500
Safe Bulkers (A)	78,800	375
Saia*	8,964	497
Scorpio Bulkers*	179,500	587
SkyWest	16,164	202
Spirit Airlines*	10,666	882
Standex International	9,985	729
Steelcase, Cl A	79,925	1,400
Swift Transportation, Cl A*	77,923	2,265
TAL International Group	8,200	362
Taser International* (A)	7,600	163
Team*	11,286	458
Teledyne Technologies*	3,902	417

SOI6	SEI Institutional Investments Trust / Semi-Annual Reporting / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Terex	7,980	$229
Tetra Tech	32,766	891
Textainer Group Holdings	4,700	164
Titan Machinery* (A)	67,800	870
Toro	6,695	440
Trex*	28,368	1,196
TriMas*	26,689	831
Triumph Group	9,847	670
TrueBlue*	104,693	2,403
Tutor Perini*	47,967	1,211
UniFirst	1,000	112
United Rentals*	8,018	909
United Stationers (A)	6,900	283
US Ecology	15,490	617
USG* (A)	32,710	942
Valmont Industries (A)	6,990	945
Wabtec	7,239	641
Watsco	10,340	1,050
Watts Water Technologies, Cl A (A)	7,199	435
WESCO International* (A)	8,029	662
Woodward	7,926	410
XPO Logistics* (A)	18,628	721
YRC Worldwide*	12,300	295

		104,546

Information Technology — 19.1%
ACI Worldwide*	9,504	185
Acxiom*	28,700	546
ADTRAN	42,058	879
Advanced Energy Industries*	6,800	139
Advent Software	11,510	363
Alliance Fiber Optic Products	36,900	468
Amkor Technology*	119,300	798
Anixter International	7,300	634
Arista Networks*	3,719	282
Arrow Electronics*	11,519	673
Aruba Networks*	33,989	636
Aspen Technology*	67,654	2,553
Atmel*	108,864	861
AVG Technologies*	26,800	526
Bel Fuse, Cl B	10,088	267
Belden	33,251	2,428
Benchmark Electronics*	44,838	1,066
Black Box	7,400	172
Blackbaud	11,451	486
Blackhawk Network Holdings, Cl B*	4,570	163
Blucora*	10,250	146
Booz Allen Hamilton Holding, Cl A	7,865	214
Brightcove*	14,200	87
Broadridge Financial Solutions	14,770	669
BroadSoft*	19,227	519
Cabot Microelectronics*	6,300	298
CACI International, Cl A*	2,900	259
Cadence Design Systems* (A)	95,998	1,812
Calix*	37,200	394
Callidus Software*	54,037	863
Cavium* (A)	53,941	3,053
ChannelAdvisor*	13,232	233
Checkpoint Systems*	2,500	32
ChipMOS TECHNOLOGIES
Bermuda	8,700	181
CIBER*	209,600	635
Ciena* (A)	29,009	480

Description	Shares	Market Value ($ Thousands)
Cimpress* (A)	5,040	$338
Clearfield*	4,200	55
Coherent*	5,892	326
CommVault Systems*	10,577	500
Computer Task Group	55,500	517
comScore*	7,500	330
Comtech Telecommunications	1,700	67
Comverse*	4,300	86
Constant Contact*	10,700	350
Convergys	21,890	456
Conversant*	2,300	80
Cornerstone OnDemand* (A)	47,484	1,509
CoStar Group*	9,743	1,659
CSG Systems International	13,800	347
CTS	7,579	130
Daktronics	11,100	133
Dealertrack Technologies* (A)	56,848	2,681
Demandware* (A)	39,617	2,218
Diebold	11,933	432
Digi International*	105,500	753
Digital River*	4,900	124
Diodes*	21,800	580
Dot Hill Systems*	144,800	675
EarthLink Holdings	70,345	309
Electronics For Imaging*	3,800	169
Emulex*	37,600	203
Envestnet*	67,560	3,456
EPAM Systems*	5,500	281
ePlus*	4,300	296
Euronet Worldwide*	38,678	2,246
EVERTEC	17,231	380
Exar*	100,600	919
ExlService Holdings*	17,597	493
Extreme Networks*	167,800	607
Fabrinet*	26,400	443
Fairchild Semiconductor International, Cl A*	14,597	235
FARO Technologies*	2,700	148
FEI	9,692	830
Finisar*	24,000	409
FleetMatics Group* (A)	24,042	846
FleetMatics Group*	42	2
FormFactor*	16,600	134
Fortinet*	63,598	1,753
Global Cash Access Holdings*	61,900	439
Guidewire Software* (A)	56,378	2,845
Harmonic*	40,600	284
Heartland Payment Systems (A)	7,327	399
HomeAway*	27,910	875
HubSpot*	8,590	304
Hutchinson Technology*	53,800	190
iGATE*	8,000	296
Immersion*	15,400	134
Imperva*	10,747	457
Infinera*	35,453	483
Infoblox*	68,835	1,239
Inphi*	83,120	1,221
Insight Enterprises*	40,100	940
Integrated Device Technology*	44,500	830
Integrated Silicon Solution	21,800	315
Interactive Intelligence Group*	12,662	573
International Rectifier*	2,200	88
Intersil, Cl A	41,225	541
Intralinks Holdings*	28,450	309
InvenSense, Cl A* (A)	4,305	62
Ixia*	32,584	338

SOI7	SEI Institutional Investments Trust / Semi-Annual Reporting / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
j2 Global (A)	14,828	$838
Knowles* (A)	11,477	240
Kofax*	91,400	612
Lattice Semiconductor*	117,900	772
LivePerson*	4,300	56
LogMeIn*	24,020	1,215
Manhattan Associates*	28,800	1,139
Marketo* (A)	18,181	581
MAXIMUS	34,242	1,794
Mellanox Technologies*	17,720	756
Mentor Graphics	27,900	620
Methode Electronics	30,700	1,190
MicroStrategy, Cl A*	2,647	455
MKS Instruments (A)	25,204	918
MoneyGram International*	21,600	186
Monolithic Power Systems	38,345	1,846
Monotype Imaging Holdings	14,200	393
Multi-Fineline Electronix*	8,650	88
National Instruments	8,907	287
NETGEAR*	14,300	497
NetScout Systems*	5,700	217
Newport*	6,200	109
NIC	3,200	58
NICE Systems ADR	11,332	535
Nimble Storage* (A)	67,874	1,790
OmniVision Technologies*	29,500	853
ON Semiconductor*	61,389	554
OSI Systems*	2,440	172
Palo Alto Networks*	3,055	376
Pandora Media*	29,517	580
PDF Solutions*	4,800	64
Pegasystems	4,600	96
Photronics*	18,400	166
Plantronics	10,400	543
Polycom*	15,100	199
PRGX Global*	88,000	458
Procera Networks*	5,000	34
Proofpoint*	10,820	470
PTC*	48,944	1,912
Pulse Electronics* (A)	2,300	3
Qlik Technologies*	56,095	1,729
QLogic*	66,400	766
Qualys*	1,800	64
RealPage* (A)	22,603	465
RF Micro Devices* (A)	139,981	2,045
Rogers*	2,200	156
Ruckus Wireless*	201,247	2,306
Saba Software*	19,800	272
Sanmina*	44,200	1,087
Sapient*	8,100	200
ScanSource*	4,900	190
Science Applications International	4,900	248
Semtech*	6,844	174
ShoreTel*	32,200	241
Shutterstock* (A)	9,945	748
Silicon Image*	237,800	1,315
Silicon Laboratories*	12,400	562
SolarWinds*	20,633	1,071
Solera Holdings	27,421	1,444
Sonus Networks*	62,100	230
Spansion, Cl A*	96,291	2,250
SPS Commerce*	27,212	1,586
SS&C Technologies Holdings	21,006	1,062
Stamps.com*	15,800	746
Stratasys*	1,180	120

Description	Shares	Market Value ($ Thousands)
Super Micro Computer*	28,400	$945
Sykes Enterprises*	10,100	234
Synaptics*	16,682	1,051
SYNNEX	4,400	314
Tableau Software, Cl A* (A)	18,342	1,539
Take-Two Interactive Software*	4,000	111
Tech Data*	20,360	1,269
TeleTech Holdings*	23,600	552
Tessco Technologies	4,700	131
Tessera Technologies	2,200	75
Textura* (A)	3,742	90
TriQuint Semiconductor*	25,965	633
Trulia*	6,093	310
Tyler Technologies*	1,835	199
Ultimate Software Group*	8,174	1,204
Ultra Clean Holdings*	12,800	111
Ultratech*	36,136	704
Unisys*	3,200	86
VeriFone Holdings*	19,030	679
Verint Systems*	7,700	463
Virtusa*	4,200	168
WEX*	20,091	2,272
Xcerra*	73,200	586
Yelp, Cl A*	463	26
Zebra Technologies, Cl A*	15,606	1,142
Zillow, Cl A* (A)	5,053	598

		125,908

Materials — 3.6%
A. Schulman	18,100	693
Advanced Emissions Solutions*	5,000	100
AK Steel Holding*	62,600	370
Alamos Gold	26,504	182
Allegheny Technologies	18,248	615
American Vanguard	14,644	159
Ampco-Pittsburgh	8,900	163
AuRico Gold	37,132	128
Axiall	8,800	381
Berry Plastics Group*	36,784	1,065
Cabot	12,700	547
Calgon Carbon*	8,500	174
Carpenter Technology	6,900	348
Commercial Metals	18,500	302
Cytec Industries	9,266	446
Domtar	4,700	191
Eagle Materials	8,580	707
Ferro*	61,400	790
FutureFuel	1,100	12
Glatfelter	15,000	380
Globe Specialty Metals	20,130	349
Graphic Packaging Holding*	24,000	299
H.B. Fuller	42,120	1,819
Innophos Holdings	8,432	456
Innospec	300	13
Intrepid Potash*	3,816	54
Kaiser Aluminum	3,100	225
KapStone Paper and Packaging*	12,500	373
Kraton Performance Polymers*	5,400	99
Landec*	65,300	858
Louisiana-Pacific* (A)	35,834	546
Materion	5,900	205
Minerals Technologies	8,795	653
Myers Industries	800	13
Neenah Paper	11,500	658
NovaGold Resources*	116,700	322
Olin (A)	27,400	689

SOI8	SEI Institutional Investments Trust / Semi-Annual Reporting / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Patrick Industries*	2,100	$94
PolyOne	50,683	1,891
Quaker Chemical	1,400	114
Rayonier Advanced Materials	12,264	302
RTI International Metals*	21,894	502
Schnitzer Steel Industries, Cl A (A)	18,043	411
Schweitzer-Mauduit International	4,500	193
Senomyx* (A)	16,800	98
Sensient Technologies	33,869	1,997
Silgan Holdings	14,969	755
Taminco*	15,904	412
US Silica Holdings	36,877	1,159
Worthington Industries	16,700	630

		23,942

Telecommunication Services — 0.5%
Boingo Wireless*	44,845	357
Cogent Communications Holdings	10,494	372
Inteliquent	34,800	641
Intelsat*	1,200	21
Intelsat*	800	14
Iridium Communications* (A)	58,200	556
magicJack VocalTec* (A)	9,500	77
RingCentral, Cl A*	75,800	953
Spok Holdings	16,000	254
Vonage Holdings*	83,300	284

		3,529

Utilities — 1.9%
ALLETE	10,720	546
American States Water	11,600	405
Avista	24,200	834
Cadiz* (A)	56,900	645
California Water Service Group	9,400	236
Cleco	3,400	183
Dynegy, Cl A*	15,300	507
Empire District Electric	25,500	707
Great Plains Energy	48,128	1,260
IDACORP	6,267	389
Laclede Group	1,200	61
New Jersey Resources	7,400	429
NorthWestern	16,050	854
Otter Tail	2,200	63
Piedmont Natural Gas (A)	14,200	532
PNM Resources	21,320	617
Portland General Electric (A)	66,675	2,458
South Jersey Industries	8,890	507
Southwest Gas	15,206	880
UIL Holdings	16,300	649

		12,762

Total Common Stock (Cost $528,653) ($ Thousands)		621,983

EXCHANGE TRADED FUNDS — 1.2%
iShares Russell 2000 Fund (A)	16,594	1,938
iShares Russell 2000 Growth Fund (A)	14,130	1,959
iShares Russell 2000 Value Fund (A)	38,600	3,848

Total Exchange Traded Funds (Cost $7,341) ($ Thousands)		7,745

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
CONVERTIBLE BOND — 0.0%

Consumer Discretionary — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/2014 (B)	$2,856	$4

Total Convertible Bond (Cost $444) ($ Thousands)		4

	Number of Rights
RIGHTS — 0.0%
Allos Therapeutics*‡‡	81,300	—
Furiex Pharmaceuticals*‡‡	3,900	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 14.1%
SEI Liquidity Fund, L.P.
0.070%**† (C)	93,050,202	93,050

Total Affiliated Partnership (Cost $93,050) ($ Thousands)		93,050

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	27,845,607	27,846

Total Cash Equivalent (Cost $27,846) ($ Thousands)		27,846

U.S. TREASURY OBLIGATIONS (D) (E) — 0.2%
U.S. Treasury Bills
0.040%, 05/28/2015	500	500
0.040%, 03/05/2015	771	771

Total U.S. Treasury Obligations (Cost $1,271) ($ Thousands)		1,271

Total Investments — 114.2% (Cost $658,605) ($ Thousands)		$751,899

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index EMINI	94	Dec-2014	$(14)

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $658,200 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at November 30, 2014. The total market value of securities on loan at November 30, 2014 was $88,440 ($ Thousands).

(B)	Security in default on interest payments.

SOI9	SEI Institutional Investments Trust / Semi-Annual Reporting / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2014

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2014 was $93,050 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$621,983	$—	$—	$621,983
Exchange Traded Funds	7,745	—	—	7,745
Convertible Bond	—	—	4	4
Rights	—	—	—	—
Affiliated Partnership	—	93,050	—	93,050
Cash Equivalent	27,846	—	—	27,846
U.S. Treasury Obligations	—	1,271	—	1,271

Total Investments in Securities	$657,574	$94,321	$4	$751,899

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(14)	$—	$—	$(14)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SOI10	SEI Institutional Investments Trust / Semi-Annual Reporting / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.4%

Consumer Discretionary — 12.4%
American Eagle Outfitters	28,205	$398
Arctic Cat	8,691	287
Big 5 Sporting Goods	8,635	113
Big Lots	12,390	629
Bloomin’ Brands*	8,800	200
Bravo Brio Restaurant Group*	9,400	123
Bright Horizons Family Solutions*	27,274	1,219
Brown Shoe	6,200	203
Brunswick	14,885	740
Buffalo Wild Wings*	6,410	1,091
Cabela’s* (A)	13,917	755
Callaway Golf (A)	54,986	407
Capella Education	12,980	885
Career Education*	32,100	188
Carmike Cinemas*	3,400	101
Cato, Cl A	1,500	60
Chuy’s Holdings*	27,218	583
Core-Mark Holdings	16,800	1,010
Demand Media*	2,500	14
Denny’s*	8,327	81
Dex Media* (A)	8,100	69
Drew Industries	5,100	240
Entravision Communications, Cl A	44,477	287
Ethan Allen Interiors	7,082	210
Express*	27,120	405
Fiesta Restaurant Group*	18,440	1,034
Five Below* (A)	40,012	1,867
Gentherm*	13,130	495
G-III Apparel Group*	1,500	133
Grand Canyon Education*	3,400	155
Haverty Furniture	5,724	121
Helen of Troy*	2,500	162
Imax*	16,054	504
Jack in the Box	19,113	1,424
K12*	7,900	91
La Quinta Holdings*	36,553	805
Lands’ End* (A)	8,738	416
La-Z-Boy, Cl Z	19,590	509
LKQ*	22,144	643
Loral Space & Communications*	6,900	542
Marriott Vacations Worldwide	9,170	674
Matthews International, Cl A	11,316	521
MDC Partners, Cl A	450	10
Men’s Wearhouse	6,347	297
Modine Manufacturing*	18,100	220
Motorcar Parts & Accessories*	1,300	44
Movado Group	2,500	72
NACCO Industries, Cl A	400	23
National CineMedia	29,517	418
Nautilus*	12,700	163
Orbitz Worldwide*	45,066	344
Overstock.com*	16,500	410
Oxford Industries	4,076	270
PetMed Express (A)	6,400	86
Pier 1 Imports	14,543	201
Pool	22,280	1,324
Popeyes Louisiana Kitchen*	9,689	535
Red Robin Gourmet Burgers*	8,016	540
Ruth’s Hospitality Group	33,191	436
Sally Beauty Holdings*	13,107	415
Scientific Games, Cl A* (A)	19,729	299

Description	Shares	Market Value ($ Thousands)
Select Comfort*	15,258	$402
Shutterfly*	23,719	1,014
Skechers U.S.A., Cl A*	14,790	908
Skullcandy*	9,800	93
Sportsman’s Warehouse Holdings*	29,904	211
Standard Motor Products	4,700	179
Steiner Leisure*	2,400	106
Stoneridge*	21,099	229
TAL Education Group ADR*	18,167	558
Tempur Sealy International*	9,200	525
Tenneco*	4,400	239
Tile Shop Holdings* (A)	34,169	341
Time	9,900	237
Tower International*	7,500	192
Tuesday Morning* (A)	28,901	616
Universal Electronics*	9,010	545
Vail Resorts	14,137	1,239
Vera Bradley*	10,816	249
Vitamin Shoppe*	12,405	594
Wolverine World Wide	11,220	342
Zoe’s Kitchen* (A)	14,300	452
zulily, Cl A* (A)	9,190	264

		36,036

Consumer Staples — 2.5%
Andersons	10,350	559
Casey’s General Stores	12,532	1,049
Chefs’ Warehouse* (A)	14,849	256
Chiquita Brands International*	28,000	405
Darling International*	32,980	614
Fresh Del Monte Produce	20,100	679
Freshpet*	15,922	266
J&J Snack Foods	600	63
Lancaster Colony	1,900	178
Medifast*	9,800	289
Pantry*	11,438	304
Sanderson Farms (A)	4,400	382
Snyder’s-Lance	24,849	752
SpartanNash	2,100	49
Sprouts Farmers Market*	13,535	430
SUPERVALU*	61,000	571
TreeHouse Foods*	4,942	400

		7,246

Energy — 3.6%
Abraxas Petroleum*	141,900	472
Alon USA Energy	9,000	126
Basic Energy Services*	41,292	369
Bristow Group	3,800	244
Callon Petroleum*	18,600	91
Carrizo Oil & Gas*	6,117	241
Clayton Williams Energy*	400	23
Comstock Resources	1,300	12
Delek US Holdings	1,500	45
Diamondback Energy*	4,054	229
Dril-Quip*	4,710	376
Forest Oil*	5,600	3
Forum Energy Technologies*	21,560	518
Geospace Technologies*	1,300	34
Green Plains Renewable Energy	9,300	279
Helix Energy Solutions Group*	27,611	631
Key Energy Services*	103,256	194
Kodiak Oil & Gas*	13,500	99
Laredo Petroleum Holdings* (A)	15,688	164

SOI1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Matador Resources*	15,320	$270
Matrix Service*	12,469	263
McDermott International* (A)	18,536	66
Newpark Resources*	24,300	254
Northern Oil And Gas* (A)	21,600	188
Oasis Petroleum*	16,506	303
Oil States International*	14,460	721
Parker Drilling*	36,600	130
PDC Energy*	10,630	314
PetroQuest Energy*	41,700	155
Pioneer Energy Services*	39,000	236
Quicksilver Resources* (A)	154,200	46
Renewable Energy Group*	11,800	112
REX American Resources*	10,200	645
Rosetta Resources*	30,353	893
Superior Energy Services	14,060	272
Tesco	18,300	258
Triangle Petroleum* (A)	13,130	63
VAALCO Energy*	85,200	488
Vertex Energy* (A)	13,500	49
Western Refining	7,300	300
Willbros Group*	34,500	157

		10,333

Financials — 18.4%
Agree Realty‡	5,100	157
Altisource Residential, Cl B‡	5,100	103
Ambac Financial Group*	4,500	111
AMERISAFE	3,100	129
Argo Group International Holdings	15,310	864
Artisan Partners Asset Management, Cl A	1,339	69
Ashford*	44	5
Ashford Hospitality Trust‡	3,800	40
Associated Estates Realty‡	36,510	819
Banco Latinoamericano de Comercio Exterior, Cl E	8,600	277
Bank of the Ozarks	19,983	723
BankUnited	18,837	569
Banner	12,182	502
BBCN Bancorp	37,700	525
BGC Partners, Cl A	41,100	358
Blackstone Mortgage Trust, Cl A‡	14,349	410
Boston Private Financial Holdings	19,938	254
Brandywine Realty Trust‡	39,900	617
Capital Bank Financial, Cl A*	21,867	554
Capitol Federal Financial	61,680	772
Cardinal Financial	13,465	246
Cathay General Bancorp	7,400	188
Cedar Realty Trust‡	25,700	175
Chatham Lodging Trust‡	2,200	59
Chesapeake Lodging Trust‡	20,500	694
City National	5,460	421
CNO Financial Group	8,000	139
Columbia Banking System	22,910	629
Corporate Office Properties Trust‡	21,123	594
Cousins Properties‡	20,800	255
Credit Acceptance*	3,533	529
CubeSmart‡	5,200	112
CyrusOne‡	4,300	118
DiamondRock Hospitality‡	22,800	340
DuPont Fabros Technology‡ (A)	27,500	896

Description	Shares	Market Value ($ Thousands)
Eagle Bancorp*	14,137	$485
EastGroup Properties‡	8,543	574
Education Realty Trust‡	34,991	407
Employers Holdings	24,377	494
Endurance Specialty Holdings	8,307	490
EPR Properties‡	3,900	218
Equity One‡	18,264	443
EverBank Financial	39,570	746
Evercore Partners, Cl A	13,580	686
Federated Investors, Cl B (A)	9,172	288
Federated National Holding	11,300	285
First Citizens BancShares, Cl A	500	127
First Commonwealth Financial	18,800	171
First Horizon National	35,788	457
First Interstate Bancsystem, Cl A	18,552	522
First Midwest Bancorp	54,956	919
First NBC Bank Holding*	10,473	381
Fulton Financial	58,390	697
Geo Group‡	10,900	439
Hancock Holding	17,400	569
Hanmi Financial	2,710	54
Hanover Insurance Group	21,232	1,513
HCI Group	6,400	259
Healthcare Realty Trust‡	1,700	45
HFF, Cl A	3,300	114
Highwoods Properties‡	6,600	285
Home BancShares	3,300	105
Horace Mann Educators	41,047	1,285
Iberiabank	22,141	1,446
Infinity Property & Casualty	12,067	877
Inland Real Estate‡	65,200	704
Investment Technology Group*	20,000	395
Investors Bancorp	44,686	483
Jones Lang LaSalle	3,668	534
LaSalle Hotel Properties‡	5,800	234
Lexington Realty Trust‡	89,837	988
LTC Properties‡	5,600	234
MarketAxess Holdings	8,417	552
MB Financial	17,888	564
Medical Properties Trust‡	52,070	722
MFA Mortgage Investments‡	60,777	509
Montpelier Re Holdings	11,300	385
National Health Investors‡	2,000	133
National Penn Bancshares	48,474	494
NBT Bancorp	14,700	357
Nelnet, Cl A	12,000	550
Opus Bank*	2,959	80
PacWest Bancorp	14,458	672
Pebblebrook Hotel Trust‡	15,152	654
Pinnacle Financial Partners	6,500	245
Piper Jaffray*	3,000	172
Platinum Underwriters Holdings	21,424	1,589
Potlatch‡	3,300	137
Primerica	2,800	147
PrivateBancorp, Cl A	5,100	160
Prosperity Bancshares	2,600	146
Provident Financial Services	3,000	52
PS Business Parks‡	5,100	415
Ramco-Gershenson Properties‡	16,500	295
RCS Capital, Cl A (A)	8,200	82
RLJ Lodging Trust‡	9,300	306
Sabra Health Care‡	23,300	660
Select Income‡	5,900	136
Signature Bank NY*	4,569	554
South State	10,742	665

SOI2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Sovran Self Storage‡	9,300	$791
STAG Industrial‡	8,000	191
StanCorp Financial Group	10,560	698
Sterling Bancorp	41,815	560
Stifel Financial*	21,020	1,020
Strategic Hotels & Resorts*‡	37,700	501
Summit Hotel Properties‡	3,600	42
Sunstone Hotel Investors‡	10,800	173
SVB Financial Group*	5,202	547
Symetra Financial	13,200	299
TCF Financial	84,327	1,309
Texas Capital Bancshares*	9,748	537
Umpqua Holdings	20,444	347
United Community Banks	20,800	366
United Insurance Holdings	19,500	366
Universal Insurance Holdings	15,900	308
Webster Financial	28,210	888
Western Alliance Bancorp*	10,100	267
Wintrust Financial	16,310	729

		53,578

Health Care — 16.1%
Acadia Healthcare* (A)	26,546	1,646
Acorda Therapeutics*	5,200	190
Addus HomeCare*	22,967	530
Aerie Pharmaceuticals*	23,450	618
Affymetrix* (A)	26,400	241
Akorn*	43,511	1,743
Align Technology*	7,650	435
AMN Healthcare Services*	2,000	34
Amsurg, Cl A*	31,643	1,632
AngioDynamics*	13,853	242
ANI Pharmaceuticals*	9,300	503
Anika Therapeutics*	19,400	793
Aratana Therapeutics*	13,253	176
Arrowhead Research*	38,800	226
Avanir Pharmaceuticals, Cl A*	24,700	368
BioCryst Pharmaceuticals*	20,000	216
BioDelivery Sciences International*	35,305	542
Bluebird Bio*	5,500	227
Cambrex*	28,900	657
Cantel Medical	3,450	150
Cardiovascular Systems*	12,307	377
Centene*	5,186	512
Charles River Laboratories International*	22,680	1,469
CONMED	12,800	543
Cubist Pharmaceuticals*	6,814	517
Depomed*	31,600	489
DexCom*	20,726	1,067
Emergent Biosolutions*	38,810	965
Enanta Pharmaceuticals*	4,100	192
Endocyte* (A)	21,500	140
Ensign Group	7,600	300
ExamWorks Group* (A)	20,587	810
Five Star Quality Care*	21,816	96
Gentiva Health Services*	13,800	268
Globus Medical, Cl A*	47,760	1,100
Greatbatch*	10,300	511
GW Pharmaceuticals*	2,688	208
HealthSouth	45,614	1,876
HeartWare International*	5,650	415
ICON*	8,025	446
ICU Medical*	2,200	184
Idera Pharmaceuticals* (A)	37,300	116

Description	Shares	Market Value ($ Thousands)
Impax Laboratories*	7,000	$224
Insmed*	31,122	439
Insulet*	10,530	491
Isis Pharmaceuticals* (A)	39,850	2,064
Jazz Pharmaceuticals*	2,720	482
K2M Group Holdings* (A)	15,510	293
Karyopharm Therapeutics* (A)	4,719	198
KYTHERA Biopharmaceuticals* (A)	4,778	183
Lannett*	13,400	658
LDR Holding* (A)	29,535	964
Ligand Pharmaceuticals, Cl B*	9,260	499
Luminex*	4,000	74
MEDNAX*	1,060	69
Molina Healthcare*	5,200	266
Momenta Pharmaceuticals*	19,100	224
MWI Veterinary Supply*	5,340	873
Natus Medical*	11,400	390
Nektar Therapeutics*	1,300	22
Nevro*	4,681	126
NewLink Genetics* (A)	4,180	163
NPS Pharmaceuticals*	15,832	525
NuVasive*	900	40
Omnicell*	1,500	48
Oramed Pharmaceuticals* (A)	23,690	141
OraSure Technologies*	29,000	261
Orexigen Therapeutics* (A)	53,601	310
Orthofix International*	9,800	274
Otonomy*	7,526	181
Pacific Biosciences of California*	8,400	57
Pacira Pharmaceuticals*	6,100	573
PAREXEL International*	10,970	642
PerkinElmer	13,402	609
Pernix Therapeutics Holdings*	31,300	325
PharMerica*	21,300	465
Pozen	15,000	133
Premier, Cl A*	13,399	456
Prestige Brands Holdings*	32,868	1,099
Providence Service*	9,408	368
PTC Therapeutics*	1,700	76
Puma Biotechnology*	4,908	1,114
RadNet*	19,200	162
Receptos*	1,113	151
Relypsa*	17,202	428
Repligen*	18,307	419
Revance Therapeutics*	6,946	114
Rigel Pharmaceuticals*	31,900	68
Sage Therapeutics*	2,904	115
Select Medical Holdings	26,100	377
Sirona Dental Systems*	5,210	450
Spectranetics*	17,362	570
STERIS	9,830	627
Supernus Pharmaceuticals* (A)	15,700	139
Surgical Care Affiliates*	9,341	297
SurModics*	100	2
Synageva BioPharma* (A)	3,202	260
Tandem Diabetes Care*	10,405	147
Team Health Holdings*	14,137	808
Teleflex	3,614	431
TESARO* (A)	7,579	262
TherapeuticsMD* (A)	14,600	56
Triple-S Management, Cl B*	2,900	67
Ultragenyx Pharmaceutical* (A)	3,508	153
WellCare Health Plans*	3,500	258
Zeltiq Aesthetics*	3,700	101

		46,631

SOI3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Industrials — 14.7%
AAON	5,650	$117
AAR	660	17
ACCO Brands*	21,300	187
Actuant, Cl A	38,468	1,129
Aerovironment*	6,600	183
Aircastle	5,600	116
Albany International, Cl A	800	30
Altra Industrial Motion	10,896	334
American Science & Engineering	700	34
American Woodmark*	5,400	215
Apogee Enterprises	16,250	735
ArcBest	7,800	339
Argan	8,500	270
Astronics, Cl B*	2,056	101
Astronics*	10,970	538
Barnes Group	17,370	638
Beacon Roofing Supply*	9,881	268
Blount International*	6,300	103
Carlisle	8,810	788
Chart Industries*	502	20
CIRCOR International	4,500	301
Clean Harbors* (A)	11,245	526
Corporate Executive Board	8,696	637
Curtiss-Wright	28,340	2,009
Deluxe	4,200	245
Diana Shipping* (A)	23,540	176
Dycom Industries*	20,922	640
EMCOR Group	24,513	1,063
EnerSys	11,090	673
Engility Holdings*	7,300	307
EnPro Industries*	6,668	430
Exponent	2,500	190
G&K Services, Cl A	14,306	931
Genesee & Wyoming, Cl A*	7,076	698
Gibraltar Industries*	6,036	87
Global Brass & Copper Holdings	4,100	50
H&E Equipment Services	42,866	1,500
Hawaiian Holdings*	7,700	156
Healthcare Services Group	20,890	630
Hexcel*	17,339	751
Hub Group, Cl A*	7,031	265
Huron Consulting Group*	10,720	741
Hyster-Yale Materials Handling	8,500	624
ICF International*	2,000	78
IDEX	9,340	717
Interface, Cl A	10,004	151
ITT	12,228	506
JetBlue Airways* (A)	24,200	354
John Bean Technologies	22,220	674
Kadant	6,437	257
Kaman	4,540	179
KAR Auction Services	11,367	394
KEYW Holding* (A)	8,087	87
Kforce	7,700	180
Kirby*	7,216	694
Korn/Ferry International*	24,557	667
Lincoln Electric Holdings	9,400	677
Lindsay Manufacturing (A)	5,609	493
Marten Transport	2,800	60
MasTec* (A)	19,320	466
Meritor*	15,900	224
Middleby*	7,295	698
Mobile Mini	11,509	478

Description	Shares	Market Value ($ Thousands)
Moog, Cl A*	6,200	$451
MYR Group*	14,400	374
Navigant Consulting*	10,300	144
Orbital Sciences*	3,000	82
Orion Marine Group*	21,406	235
Performant Financial*	10,500	71
PGT*	22,331	210
PowerSecure International*	3,677	37
Primoris Services	31,538	825
Quality Distribution*	9,300	112
RBC Bearings	6,946	442
Regal-Beloit	7,013	507
Republic Airways Holdings*	6,700	89
Rexnord*	31,658	872
Rush Enterprises, Cl A*	12,813	449
Safe Bulkers (A)	36,200	172
Saia*	2,200	122
Standex International	4,500	328
Steelcase, Cl A	37,925	664
Swift Transporation, Cl A* (A)	36,122	1,050
Taser International* (A)	4,700	101
Team*	8,542	347
Teledyne Technologies*	4,075	436
Terex	8,334	239
Tetra Tech	21,000	571
TriMas*	25,966	808
Triumph Group	10,284	700
TrueBlue*	60,620	1,391
Tutor Perini*	6,100	154
UniFirst	1,200	134
United Rentals*	5,295	600
US Ecology	8,768	349
USG* (A)	18,514	533
Valmont Industries (A)	4,630	626
Watts Water Technologies, Cl A	7,520	455
YRC Worldwide*	9,200	221

		42,727

Information Technology — 20.4%
ACI Worldwide*	26,740	520
Advanced Energy Industries*	4,300	88
Alliance Fiber Optic Products	26,700	339
Amkor Technology*	49,300	330
Anixter International	4,200	365
Arista Networks*	2,447	186
Aspen Technology*	41,916	1,582
AVG Technologies*	19,392	381
Belden	12,332	901
Benchmark Electronics*	13,700	326
Blucora*	3,000	43
Brightcove*	10,000	61
BroadSoft*	20,084	542
Cabot Microelectronics*	7,400	350
CACI International, Cl A*	8,310	741
Cadence Design Systems* (A)	27,316	515
Calix*	27,000	286
Callidus Software*	30,586	488
Cavium* (A)	23,956	1,356
Checkpoint Systems*	1,800	23
Clearfield*	2,700	35
Coherent*	6,155	341
comScore*	4,700	207
Comtech Telecommunications	1,000	40
Comverse*	3,600	72
Constant Contact*	7,700	252
Convergys	22,868	477

SOI4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Conversant*	1,600	$56
Cornerstone OnDemand* (A)	17,177	546
CoStar Group*	2,028	345
Cray* (A)	22,890	769
Daktronics	7,200	86
Dealertrack Technologies*	38,522	1,817
Demandware* (A)	12,921	724
Diebold	12,466	451
Digital River*	4,200	107
Diodes*	2,900	77
Electronics For Imaging*	14,540	646
Emulex*	28,200	153
Entegris*	57,070	769
Entropic Communications*	14,500	34
Envestnet*	26,851	1,373
EPAM Systems*	4,400	224
Euronet Worldwide*	17,582	1,021
ExlService Holdings*	16,098	451
Extreme Networks*	16,900	61
Fabrinet*	20,900	350
Fairchild Semiconductor International, Cl A*	15,247	246
FARO Technologies*	1,800	99
FEI	3,161	271
FormFactor*	19,100	154
Fortinet*	23,890	658
Global Cash Access Holdings*	43,500	309
Guidewire Software* (A)	20,547	1,037
Harmonic*	24,800	174
Heartland Payment Systems (A)	7,654	417
HomeAway*	11,912	374
Hutchinson Technology*	35,950	127
iGATE*	5,800	214
Immersion*	12,205	106
Infoblox*	38,962	701
Insight Enterprises*	20,700	485
Integrated Device Technology*	28,600	534
Interactive Intelligence Group*	7,167	324
Intersil, Cl A	72,993	957
InvenSense, Cl A* (A)	22,555	327
Ixia*	34,032	353
Lattice Semiconductor*	85,200	558
LivePerson*	7,500	97
LogMeIn*	16,160	817
Manhattan Associates*	14,600	578
MAXIMUS	15,972	837
Mellanox Technologies*	11,280	481
Mentor Graphics	37,840	840
Methode Electronics	21,700	841
MKS Instruments (A)	14,524	529
Monolithic Power Systems	12,040	579
Monotype Imaging Holdings	13,200	365
NetScout Systems*	3,900	149
Newport*	2,600	46
NIC	10,800	195
Nimble Storage* (A)	22,523	594
OmniVision Technologies*	20,700	598
Pandora Media*	19,420	382
PDF Solutions*	3,800	50
Pegasystems	3,600	75
Plantronics	14,020	731
Polycom*	11,600	153
Procera Networks*	4,200	29
PTC*	33,660	1,315
Qlik Technologies*	31,751	979
QLogic*	10,600	122

Description	Shares	Market Value ($ Thousands)
RF Micro Devices* (A)	107,092	$1,565
Rogers*	1,800	127
Ruckus Wireless*	98,682	1,131
Sanmina*	20,000	492
Sapient*	5,800	143
ScanSource*	4,200	163
Science Applications International	5,100	258
Semtech*	7,149	182
ShoreTel*	23,300	174
Shutterstock* (A)	5,961	448
Silicon Image*	42,300	234
Silicon Laboratories*	8,210	372
SolarWinds*	28,385	1,474
Solera Holdings	11,966	630
Sonus Networks*	68,300	253
Spansion, Cl A*	63,388	1,481
SPS Commerce*	15,402	898
SS&C Technologies Holdings	11,179	565
Stamps.com*	11,645	550
Super Micro Computer*	19,500	649
Sykes Enterprises*	6,600	153
Synaptics*	10,890	686
SYNNEX	900	64
Tableau Software, Cl A* (A)	6,434	540
Take-Two Interactive Software*	10,400	288
TeleTech Holdings*	3,600	84
Tessera Technologies	1,500	51
Ultimate Software Group*	5,032	741
Ultra Clean Holdings*	8,600	75
Unisys*	2,000	53
VeriFone Holdings*	12,600	449
Verint Systems*	16,070	967
Virtusa*	4,500	180
WEX*	9,605	1,086
Xcerra*	26,500	212
Yelp, Cl A*	362	21
Zebra Technologies, Cl A*	12,326	902
Zillow, Cl A* (A)	2,100	249

		59,304

Materials — 4.2%
A. Schulman	12,800	490
Advanced Emissions Solutions*	6,300	126
AK Steel Holding*	45,000	266
Allegheny Technologies	19,060	642
Axiall	7,000	303
Balchem	10,010	651
Berry Plastics Group*	51,867	1,501
Calgon Carbon*	9,900	202
Commercial Metals	40,840	667
Cytec Industries	9,680	466
Ferro*	43,800	564
FutureFuel	3,100	35
Globe Specialty Metals	10,000	173
Gold Resource (A)	7,900	28
Graphic Packaging Holding*	4,600	57
H.B. Fuller	11,388	492
Headwaters*	17,740	248
Innophos Holdings	8,563	463
KapStone Paper and Packaging*	7,300	218
Kraton Performance Polymers*	3,900	72
Louisiana-Pacific* (A)	20,283	309
Materion	4,100	143
Myers Industries	1,600	26
Patrick Industries*	1,200	53

SOI5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
PolyOne	23,215	$866
Quaker Chemical	100	8
RTI International Metals* (A)	10,674	245
Senomyx* (A)	12,800	74
Sensient Technologies	21,321	1,257
Silgan Holdings	7,688	388
US Silica Holdings	22,055	693
Worthington Industries	13,600	513

		12,239

Telecommunication Services — 0.5%
Cogent Communications Holdings	10,961	388
IDT, Cl B	3,400	58
Inteliquent	12,000	221
magicJack VocalTec*	7,300	59
RingCentral, Cl A*	32,067	404
Vonage Holdings*	64,000	218

		1,348

Utilities — 2.6%
ALLETE	14,740	751
American States Water	11,900	415
Avista	100	3
California Water Service Group	18,100	454
Cleco	6,900	371
Dynegy, Cl A*	11,500	381
Empire District Electric (A)	12,200	338
Great Plains Energy	36,176	947
IDACORP	6,547	407
New Jersey Resources	6,500	376
NorthWestern	5,261	280
Otter Tail	8,400	242
PNM Resources	27,360	792
Portland General Electric (A)	27,355	1,009
UIL Holdings	20,640	822

		7,588

Total Common Stock (Cost $235,487) ($ Thousands)		277,030

EXCHANGE TRADED FUNDS — 0.5%
iShares Russell 2000 Fund (A)	9,814	1,146
iShares Russell 2000 Growth Fund	1,278	178

Total Exchange Traded Funds (Cost $1,112) ($ Thousands)		1,324

	Number of Rights
RIGHTS — 0.0%
Furiex Pharmaceuticals*‡‡	300	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 9.6%
SEI Liquidity Fund, L.P.
0.070%**† (B)	27,839,242	27,839

Total Affiliated Partnership (Cost $27,839) ($ Thousands)		27,839

Description	Shares/Face Amount ($Thousands)	Market Value ($ Thousands)
CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	11,110,437	$11,110

Total Cash Equivalent (Cost $11,110) ($ Thousands)		11,110

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.030%, 03/05/2015	$504	504
0.022%, 05/28/2015	100	100

Total U.S. Treasury Obligations (Cost $604) ($ Thousands)		604

Total Investments — 109.5% (Cost $276,152) ($ Thousands)		$317,907

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index EMINI	62	Dec-2014	$328

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $290,404 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at November 30, 2014. The total value of securities on loan at November 30, 2014 was $26,552 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2014 was $27,839 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$277,030	$—	$—	$277,030
Exchange Traded Funds	1,324	—	—	1,324
Rights	—	—	—	—
Affiliated Partnership	—	27,839	—	27,839
Cash Equivalent	11,110	—	—	11,110
U.S. Treasury Obligations	—	604	—	604

Total Investments in Securities	$289,464	$28,443	$—	$317,907

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$328	$—	$—	$328

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SOI6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.3%

Consumer Discretionary — 14.0%
Advance Auto Parts	23,302	$3,427
American Eagle Outfitters	320,715	4,522
ANN*	68,487	2,515
Arctic Cat	20,914	691
Ascena Retail Group*	112,980	1,513
Autoliv	25,300	2,504
Bed Bath & Beyond*	21,953	1,611
Big Lots	50,600	2,570
Bloomin’ Brands*	180,895	4,119
Bravo Brio Restaurant Group*	6,600	87
Bright Horizons Family Solutions*	48,576	2,171
Brinker International	23,400	1,318
Brown Shoe	80,002	2,621
Brunswick	138,794	6,895
Buffalo Wild Wings*	27,879	4,745
Cabela’s* (A)	78,644	4,266
Callaway Golf (A)	132,327	981
Capella Education	51,816	3,533
Carter’s	87,902	7,314
Cato, Cl A	55,200	2,215
Children’s Place	55,410	3,106
Chuy’s Holdings*	101,654	2,176
Cooper Tire & Rubber	34,700	1,177
Core-Mark Holding	11,201	673
Crocs*	18,400	244
CST Brands	41,511	1,812
Dana Holdings	41,905	888
Darden Restaurants (A)	49,790	2,838
Destination XL Group*	27,600	143
Dillard’s, Cl A	25,000	2,947
Dollar General*	18,714	1,249
DR Horton	120,810	3,079
DSW, Cl A	67,469	2,394
Dunkin’ Brands Group	56,423	2,728
Ethan Allen Interiors (A)	43,795	1,297
Express*	65,262	976
Fiesta Restaurant Group*	68,788	3,856
Five Below* (A)	208,700	9,738
Foot Locker	37,549	2,151
GameStop, Cl A (A)	28,700	1,085
Gannett	163,856	5,334
Genesco*	12,545	1,021
Gentherm*	47,518	1,791
GNC Holdings, Cl A	3,400	150
Goodyear Tire & Rubber	92,655	2,540
Grand Canyon Education*	40,798	1,863
Harley-Davidson	17,585	1,225
Hasbro	24,733	1,464
Hibbett Sports* (A)	59,797	3,000
HSN	35,678	2,602
Hyatt Hotels, Cl A*	11,150	657
Imax*	180,284	5,657
International Game Technology (A)	52,100	887
Interpublic Group	55,064	1,117
Jack in the Box	65,532	4,882
K12*	39,700	456
Kate Spade*	73,150	2,343
Krispy Kreme Doughnuts*	75,827	1,544
La Quinta Holdings*	105,249	2,318
Lands’ End* (A)	32,696	1,556
La-Z-Boy, Cl Z	78,707	2,046
Lear	31,200	2,992

Description	Shares	Market Value ($ Thousands)
Libbey*	28,100	$844
LKQ*	165,462	4,807
Markit*	46,900	1,193
Matthews International, Cl A	41,432	1,909
MDC Partners, Cl A	46,200	1,020
Men’s Wearhouse	15,274	713
Meredith (A)	17,665	932
Monro Muffler (A)	40,935	2,243
National CineMedia	397,817	5,633
Newell Rubbermaid	38,585	1,401
Office Depot*	49,300	327
Oxford Industries	9,810	650
Panera Bread, Cl A*	18,420	3,083
Pep Boys-Manny Moe & Jack *	48,930	476
PetSmart	41,814	3,293
Pier 1 Imports	34,999	483
Pool	45,154	2,683
Popeyes Louisiana Kitchen *	21,215	1,172
Red Robin Gourmet Burgers *	55,259	3,722
Rent-A-Center, Cl A (A)	37,700	1,301
Ryland Group	104,859	4,103
Sally Beauty Holdings*	251,127	7,948
Samsonite International	604,010	2,009
Scientific Games, Cl A* (A)	47,473	719
Select Comfort*	36,720	967
ServiceMaster Global Holdings *	112,553	2,956
Shoe Carnival	10,900	221
Shutterfly*	88,405	3,780
Skechers U.S.A., Cl A*	73,657	4,523
Sportsman’s Warehouse Holdings* (A)	111,759	788
Stage Stores	43,100	883
Standard Pacific*	155,677	1,175
Starwood Hotels & Resorts Worldwide	4,050	320
Starz*	58,400	1,927
TAL Education Group ADR * (A)	66,920	2,056
Tempur Sealy International *	39,360	2,246
Tenneco*	15,831	861
Tile Shop Holdings* (A)	127,555	1,273
TRI Pointe Homes*	8,000	122
TRW Automotive Holdings*	39,800	4,115
Tuesday Morning* (A)	205,798	4,384
Tumi Holdings*	162,972	3,568
Vail Resorts	35,992	3,154
Vera Bradley* (A)	26,027	599
Vitamin Shoppe*	54,130	2,591
Wayfair, Cl A* (A)	8,293	201
Whirlpool	12,400	2,309
Wolverine World Wide	260,184	7,938
Wyndham Worldwide	38,878	3,241
Zoe’s Kitchen* (A)	61,183	1,935
zulily, Cl A* (A)	115,800	3,327

		265,744

Consumer Staples — 2.2%
Casey’s General Stores	66,747	5,588
Chefs’ Warehouse* (A)	65,459	1,127
Chiquita Brands International *	28,100	406
Coca-Cola Enterprises	32,837	1,443
Darling Ingredients*	212,281	3,948
Fresh Del Monte Produce	43,200	1,458
Freshpet*	68,310	1,141
Hain Celestial Group*	18,158	2,056
Ingredion	11,531	960
J&J Snack Foods	10,595	1,113
JM Smucker	20,011	2,053
Kroger	35,352	2,116

SOI1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Molson Coors Brewing, Cl B	23,109	$1,787
Omega Protein*	90,700	921
Pantry*	27,526	731
Rite Aid*	460,104	2,521
Seaboard*	70	242
Snyder’s-Lance	15,496	469
SpartanNash	37,687	879
Spectrum Brands Holdings	21,333	1,962
Sprouts Farmers Market*	57,908	1,841
SunOpta*	98,699	1,178
SUPERVALU*	164,500	1,540
Sysco (A)	35,022	1,410
TreeHouse Foods*	11,894	963
Universal	4,500	180
Weis Markets	17,700	816

		40,849

Energy — 3.6%
Alberta Oilsands*	1,600,500	168
Approach Resources* (A)	108,800	1,058
Atwood Oceanics	15,300	491
Basic Energy Services*	69,722	623
Bill Barrett* (A)	41,600	421
Bonanza Creek Energy*	10,615	289
Bristow Group (A)	27,726	1,777
Carrizo Oil & Gas*	14,720	581
CHC Group* (A)	248,797	1,145
Cloud Peak Energy*	34,500	403
Core Laboratories	10,129	1,305
Delek US Holdings	36,800	1,100
Diamondback Energy*	47,819	2,697
Dresser-Rand Group*	34,858	2,827
Dril-Quip*	47,993	3,828
Energy XXI Bermuda (A)	11,413	46
EQT	18,256	1,661
Exterran Holdings	23,055	772
FMSA Holdings* (A)	64,320	615
Green Plains Renewable Energy	41,200	1,236
Helix Energy Solutions Group*	126,159	2,885
Helmerich & Payne	41,400	2,879
Key Energy Services*	59,570	112
Kodiak Oil & Gas*	175,166	1,284
Laredo Petroleum* (A)	67,112	701
Matador Resources*	65,528	1,153
Matrix Service*	60,752	1,283
McDermott International* (A)	144,308	512
Nabors Industries	90,769	1,191
Navigator Holdings*	15,400	330
Newfield Exploration*	28,052	764
Newpark Resources*	85,200	892
North Atlantic Drilling	29,600	72
Northern Oil And Gas* (A)	51,976	452
Nuverra Environmental Solutions* (A)	99,700	910
Oasis Petroleum*	85,194	1,566
Oil States International*	16,647	830
Parker Drilling*	301,100	1,069
PDC Energy*	14,335	423
Pioneer Natural Resources	8,706	1,247
Range Resources	6,572	431
Resolute Energy* (A)	49,200	92
Rice Energy*	106,213	2,645
RigNet*	117,622	4,817
Ring Energy* (A)	17,799	170
Rosetta Resources*	70,243	2,067
RSP Permian* (A)	112,545	2,449
Scorpio Tankers	117,700	971

Description	Shares	Market Value ($ Thousands)
Spectra Energy	28,762	$1,089
StealthGas*	83,500	606
Superior Energy Services	87,951	1,698
Synergy Resources*	146,816	1,440
Tesoro	58,000	4,444
TETRA Technologies*	123,780	786

		67,303

Financials — 21.8%
1st Source	800	24
Acadia Realty Trust‡	38,395	1,227
Alexandria Real Estate Equities‡	42,575	3,658
Allied World Assurance Holdings	45,000	1,697
Allstate	17,697	1,206
American Assets Trust‡	30,910	1,215
American Campus Communities‡	70,205	2,808
American Capital Mortgage Investment‡	14,100	283
American Equity Investment Life Holding	5,700	154
American Financial Group	116,880	7,058
Ameriprise Financial	12,159	1,602
AmTrust Financial Services	53,145	2,727
Apartment Investment & Management, Cl A‡	37,190	1,385
Arch Capital Group*	76,115	4,363
Ares Capital	80,800	1,329
Artisan Partners Asset Management, Cl A	5,821	301
Ashford*	1,270	151
Ashford Hospitality Trust‡	110,520	1,158
Aspen Insurance Holdings	34,400	1,522
Associated Banc	73,700	1,362
Assured Guaranty	193,900	4,956
AvalonBay Communities‡	13,613	2,189
Banco Latinoamericano de Comercio Exterior, Cl E	84,745	2,728
Bancorpsouth	116,961	2,560
Bank of the Ozarks	199,912	7,237
BankUnited	45,328	1,369
Banner	45,519	1,875
BioMed Realty Trust‡ (A)	70,550	1,513
Blackstone Mortgage Trust, Cl A‡	34,531	986
Boston Private Financial Holdings	140,336	1,791
Boston Properties‡	12,550	1,627
Brandywine Realty Trust‡	190,950	2,952
Brixmor Property Group‡	92,042	2,226
Calamos Asset Management, Cl A	41,900	565
Cardinal Financial	32,401	592
CareTrust*‡	7,000	113
CatchMark Timber Trust, Cl A‡	40,200	446
CBL & Associates Properties‡	70,700	1,375
Cedar Realty Trust‡	69,000	469
Central Pacific Financial	45,400	869
Chatham Lodging Trust‡	51,300	1,373
Chimera Investment‡	245,200	829
City National	23,390	1,805
CNA Financial	54,600	2,114
CNO Financial Group	449,354	7,792
CoBiz Financial	85,789	985
Comerica	72,230	3,367
Community Trust Bancorp	17,255	624

SOI2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Corporate Office Properties Trust‡	50,835	$1,429
CubeSmart‡	151,079	3,254
Customers Bancorp*	24,600	443
CYS Investments‡	156,500	1,444
DDR‡	130,906	2,399
DiamondRock Hospitality‡	135,348	2,021
Dime Community Bancshares	43,800	664
Douglas Emmett‡	78,702	2,191
Duke Realty‡	200,854	3,905
DuPont Fabros Technology‡	116,200	3,787
Eagle Bancorp*	65,679	2,254
East West Bancorp	147,443	5,421
EastGroup Properties‡	47,256	3,177
Education Realty Trust‡	174,666	2,033
Employers Holdings	87,227	1,769
Endurance Specialty Holdings	40,540	2,391
EPR Properties‡	16,225	908
Equity Commonwealth‡	67,750	1,723
Equity Lifestyle Properties‡	17,950	890
Equity One‡	43,947	1,065
Equity Residential‡	34,100	2,416
Essex Property Trust‡	4,471	905
Everest Re Group	19,700	3,455
Excel Trust‡	25,900	340
Extra Space Storage‡	9,500	563
FBR*	51,733	1,290
Federated Investors, Cl B (A)	22,070	694
FelCor Lodging Trust‡	81,200	846
Fidelity & Guaranty Life	32,300	809
Fifth Third Bancorp	96,703	1,946
Financial Engines (A)	85,713	2,801
First BanCorp*	573,959	2,944
First Horizon National	86,115	1,099
First Midwest Bancorp	88,696	1,484
First NBC Bank Holding*	22,076	804
First Niagara Financial Group	111,800	913
Flushing Financial	66,600	1,280
FNF Group	65,755	2,131
Forest City Enterprises, Cl A*	36,925	797
Forestar Group*	40,165	643
Fulton Financial	93,546	1,117
FXCM, Cl A (A)	67,059	1,080
General Growth Properties‡	28,870	773
Geo Group‡	27,700	1,116
Glacier Bancorp	45,205	1,238
Gramercy Property Trust‡	108,800	642
Hancock Holding	80,108	2,620
Hanover Insurance Group	75,461	5,379
Hartford Financial Services Group	49,036	2,025
Hatteras Financial‡	14,200	272
HCP‡	47,300	2,119
Health Care‡	35,388	2,607
Highwoods Properties‡	34,935	1,508
Home BancShares	38,470	1,218
Home Loan Servicing Solutions	65,800	1,286
Horace Mann Educators	117,035	3,663
Hospitality Properties Trust‡	117,400	3,592
Host Hotels & Resorts‡	149,203	3,467
Huntington Bancshares	680,440	6,879
Iberiabank	56,145	3,667
Infinity Property & Casualty	20,135	1,463
Inland Real Estate‡	138,600	1,495
International Bancshares	47,046	1,201
Investment Technology Group*	129,508	2,558
Investors Bancorp	271,822	2,938
Janus Capital Group (A)	244,919	3,850

Description	Shares	Market Value ($ Thousands)
Jones Lang LaSalle	13,673	$1,992
Kennedy-Wilson Holdings	27,900	725
KeyCorp	454,315	6,133
Kilroy Realty‡	6,750	464
Kimco Realty‡	62,950	1,602
Kite Realty Group Trust‡	26,600	726
LaSalle Hotel Properties‡	45,070	1,819
Lexington Realty Trust‡	526,333	5,790
Liberty Property Trust‡	24,450	865
Lincoln National	47,100	2,667
LPL Financial Holdings	134,836	5,753
Macerich‡	22,948	1,815
Mack-Cali Realty‡	105,815	2,034
Maiden Holdings	67,700	884
MarketAxess Holdings	20,976	1,375
MB Financial	43,124	1,358
Meadowbrook Insurance Group (A)	155,100	945
Medical Properties Trust‡	120,474	1,670
Medley Management, Cl A	20,300	339
MFA Mortgage Investments‡	389,746	3,266
Montpelier Re Holdings	75,900	2,584
Mortgage Investment Trust‡	75,000	1,481
National Penn Bancshares (A)	116,640	1,190
NBT Bancorp	34,300	834
Nelnet, Cl A	72,600	3,328
Northfield Bancorp	45,763	645
NorthStar Asset Management Group	61,169	1,282
NorthStar Realty Finance‡	106,574	1,947
OFG Bancorp	273,527	4,087
Omega Healthcare Investors‡ (A)	84,600	3,233
Opus Bank*	57,054	1,534
PacWest Bancorp	137,199	6,380
Paramount Group*‡	80,400	1,512
PartnerRe	22,800	2,657
Pebblebrook Hotel Trust‡	127,163	5,490
Pennsylvania Real Estate Investment Trust‡	44,700	1,045
Platinum Underwriters Holdings	16,181	1,200
Popular*	185,039	6,040
Post Properties‡	5,650	331
Prologis‡	77,098	3,260
Prospect Capital (A)	166,100	1,566
Public Storage‡	12,928	2,426
Radian Group (A)	69,735	1,189
RAIT Financial Trust‡ (A)	243,439	1,799
Regency Centers‡	12,250	753
Regions Financial	213,300	2,148
Reinsurance Group of America, Cl A	29,783	2,553
Republic Bancorp, Cl A	34,400	781
Retail Opportunity Investments‡	32,650	537
RLJ Lodging Trust‡	40,700	1,340
Rouse Properties‡ (A)	33,500	613
Ryman Hospitality Properties‡ (A)	67,517	3,516
Safeguard Scientifics*	43,885	853
Select Income‡	51,300	1,185
Selective Insurance Group	48,450	1,297
Signature Bank NY*	19,546	2,370
Simon Property Group‡	27,579	4,986
SL Green Realty‡ (A)	9,725	1,129
South State	40,339	2,498
StanCorp Financial Group	36,700	2,426
Starwood Property Trust‡ (A)	67,800	1,631
Sterling Bancorp	100,631	1,346

SOI3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Stifel Financial*	44,715	$2,170
Sunstone Hotel Investors‡	208,478	3,338
SunTrust Banks	47,803	1,878
SVB Financial Group*	22,262	2,341
Synovus Financial	134,594	3,478
Taubman Centers‡	6,700	533
TCF Financial	181,605	2,819
THL Credit (A)	17,700	237
Two Harbors Investment‡	26,500	279
UDR‡	40,700	1,253
Umpqua Holdings	49,193	836
United Community Banks	34,700	611
Unum Group	143,539	4,768
Validus Holdings	38,900	1,614
Ventas‡	26,850	1,921
ViewPoint Financial Group	13,400	319
Virtus Investment Partners	6,128	944
Vornado Realty Trust‡	15,700	1,751
Waddell & Reed Financial, Cl A	41,989	2,019
Washington Federal	78,300	1,694
WesBanco	53,800	1,787
Western Alliance Bancorp*	211,457	5,589
Willis Group Holdings	26,897	1,149
Winthrop Realty Trust‡	21,600	364
WisdomTree Investments (A)	216,413	3,287
World Acceptance* (A)	15,728	1,201
WSFS Financial	17,685	1,328
Yadkin Financial*	46,370	882
Zions Bancorporation	267,943	7,519

		412,791

Health Care — 12.2%
Acadia Healthcare* (A)	162,603	10,083
Accuray*	152,900	1,053
Aerie Pharmaceuticals*	120,257	3,171
Akorn*	174,741	7,002
Alere*	8,000	319
Align Technology*	32,718	1,862
Alnylam Pharmaceuticals*	33,124	3,331
AmerisourceBergen	12,013	1,094
Amsurg, Cl A*	36,166	1,865
Anacor Pharmaceuticals*	59,705	2,059
AngioDynamics* (A)	51,718	905
Aratana Therapeutics*	57,056	756
athenahealth* (A)	11,680	1,370
BioCryst Pharmaceuticals* (A)	141,564	1,530
BioDelivery Sciences International* (A)	85,433	1,311
Bruker*	148,555	2,849
Cardiovascular Systems*	52,674	1,615
CareFusion*	35,825	2,120
Centene*	19,363	1,913
Cepheid* (A)	42,896	2,363
Charles River Laboratories International *	97,494	6,313
Chemed	12,800	1,409
Chimerix* (A)	33,023	1,164
Clovis Oncology* (A)	24,907	1,185
CONMED	22,080	937
Cooper	25,111	4,241
Cross Country Healthcare*	32,500	347
Cubist Pharmaceuticals*	62,842	4,764
Dentsply International	30,652	1,685
DexCom*	149,121	7,674
Endologix*	182,956	2,347
Ensign Group	7,000	276
Envision Healthcare Holdings*	93,364	3,301
Exact Sciences* (A)	50,690	1,258

Description	Shares	Market Value ($ Thousands)
ExamWorks Group* (A)	133,913	$5,270
Greatbatch*	25,470	1,263
GW Pharmaceuticals*	11,557	895
Health Net*	64,528	3,315
HealthSouth	154,643	6,361
HeartWare International*	58,972	4,336
Hill-Rom Holdings	78,390	3,587
Humana	12,300	1,697
Hyperion Therapeutics*	23,048	472
ICON*	34,338	1,907
Insmed*	116,260	1,640
Insulet* (A)	163,139	7,601
Ironwood Pharmaceuticals, Cl A*	73,396	1,016
Isis Pharmaceuticals* (A)	112,421	5,822
Jazz Pharmaceuticals*	11,640	2,061
K2M Group Holdings*	66,708	1,261
Karyopharm Therapeutics* (A)	20,174	845
KYTHERA Biopharmaceuticals* (A)	20,457	783
LDR Holding* (A)	118,568	3,869
Magellan Health Services*	10,365	634
Medidata Solutions*	30,567	1,305
MEDNAX*	24,104	1,578
Natus Medical*	10,600	363
Neurocrine Biosciences*	73,075	1,456
Nevro*	20,027	541
NewLink Genetics* (A)	15,626	610
Novadaq Technologies* (A)	107,489	1,543
NPS Pharmaceuticals*	159,892	5,305
Oramed Pharmaceuticals* (A)	88,236	527
Orexigen Therapeutics* (A)	200,250	1,159
Otonomy*	32,378	777
Pacira Pharmaceuticals*	18,190	1,709
PAREXEL International*	28,510	1,668
Patterson	48,430	2,333
PDL BioPharma (A)	117,800	973
PerkinElmer	78,447	3,567
PharMerica*	51,500	1,123
Portola Pharmaceuticals*	73,162	2,057
Premier, Cl A*	57,555	1,958
Prestige Brands Holdings*	157,395	5,265
PTC Therapeutics*	43,699	1,956
Puma Biotechnology*	15,169	3,444
Quest Diagnostics	25,872	1,690
Quidel* (A)	43,623	1,215
Receptos*	4,758	644
Relypsa*	64,117	1,596
Revance Therapeutics* (A)	86,090	1,415
Sage Therapeutics*	12,523	495
SciClone Pharmaceuticals*	183,521	1,558
Seattle Genetics* (A)	47,226	1,721
Select Medical Holdings	143,000	2,064
Sirona Dental Systems*	22,280	1,925
Skilled Healthcare Group, Cl A* (A)	15,200	106
Spectranetics* (A)	100,278	3,292
Surgical Care Affiliates*	34,888	1,109
Symmetry Medical*	29,400	265
Synageva BioPharma* (A)	31,840	2,585
Tandem Diabetes Care* (A)	44,532	629
Team Health Holdings*	60,482	3,457
Teleflex	8,695	1,036
TESARO* (A)	94,428	3,259
Trinity Biotech ADR	5,500	95
Ultragenyx Pharmaceutical* (A)	15,002	654
United Therapeutics*	36,600	4,852
Universal Health Services, Cl B	31,158	3,260

SOI4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
VCA Antech*	94,493	$4,472
Veeva Systems, Cl A* (A)	123,826	4,068
WellCare Health Plans*	30,483	2,248

		231,034

Industrials — 16.6%
AAR	47,800	1,225
ACCO Brands*	18,700	164
Actuant, Cl A	135,115	3,967
Acuity Brands	29,508	4,078
Advisory Board*	50,192	2,138
AECOM Technology*	116,153	3,718
Aegean Marine Petroleum Network	31,800	310
Aegion, Cl A*	18,700	356
AGCO	53,500	2,257
Air Transport Services Group*	37,500	298
Aircastle	67,002	1,387
Alliant Techsystems	13,200	1,501
Altra Industrial Motion	26,222	803
AMERCO	10,700	2,977
ARC Document Solutions*	9,500	91
Astronics*	31,464	1,542
Astronics, Cl B*	5,043	248
Avis Budget Group*	39,690	2,387
Barnes Group	26,740	982
Beacon Roofing Supply*	36,857	998
Brink’s	62,700	1,361
Carlisle	37,695	3,370
Chart Industries*	2,160	86
Cintas	22,751	1,664
CIRCOR International	16,055	1,075
Clean Harbors* (A)	184,453	8,623
Corporate Executive Board	94,065	6,886
Curtiss-Wright	42,853	3,038
Deluxe	86,167	5,036
Diana Shipping* (A)	87,896	658
DigitalGlobe*	102,293	2,763
Dover	21,450	1,651
Dycom Industries*	89,832	2,748
EMCOR Group	129,978	5,634
EnerSys (A)	38,719	2,352
Engility Holdings*	6,300	265
EnPro Industries*	16,046	1,035
Esterline Technologies*	35,344	4,200
Expeditors International of Washington	58,158	2,723
Fluor	20,337	1,261
FreightCar America	18,700	541
FTI Consulting*	12,900	500
G&K Services, Cl A	38,706	2,520
Generac Holdings* (A)	90,602	3,930
Genesee & Wyoming, Cl A*	52,487	5,175
Global Power Equipment Group	51,300	665
GrafTech International* (A)	111,300	454
Great Lakes Dredge & Dock	185,300	1,405
H&E Equipment Services	94,977	3,324
HD Supply Holdings*	127,975	3,721
Heartland Express	104,608	2,775
HEICO, Cl A	134,161	6,071
Hexcel*	74,063	3,206
Hub Group, Cl A*	26,241	987
ICF International*	7,200	279
IDEX	39,967	3,070
Interface, Cl A	61,811	935
ITT	29,425	1,218
JetBlue Airways* (A)	316,560	4,631
Kadant	58,962	2,353

Description	Shares	Market Value ($ Thousands)
KAR Auction Services	38,355	$1,329
KBR	28,600	482
Kennametal	122,571	4,513
KEYW Holding* (A)	35,043	379
Kirby*	52,865	5,083
Korn/Ferry International*	33,950	922
L-3 Communications Holdings	28,000	3,489
Landstar System	53,867	4,330
Lincoln Electric Holdings	40,233	2,898
Lindsay Manufacturing (A)	20,976	1,844
Lydall*	49,700	1,321
Manitowoc (A)	103,470	2,084
Masonite International* (A)	40,558	2,377
MasTec* (A)	156,974	3,783
Meritor*	97,200	1,369
Middleby*	31,220	2,986
Mobile Mini	42,984	1,783
Moog, Cl A*	39,641	2,885
MRC Global*	7,700	156
MSC Industrial Direct, Cl A	32,221	2,503
MYR Group*	17,000	441
Navistar International*	66,235	2,371
NN	58,600	1,241
Northwest Pipe*	23,090	763
Old Dominion Freight Line*	83,437	6,762
Orbital Sciences*	106,368	2,895
Orion Marine Group*	79,108	869
Oshkosh Truck	51,500	2,338
Parker Hannifin	14,264	1,841
Pitney Bowes	103,400	2,546
Polypore International* (A)	53,426	2,749
Primoris Services	190,291	4,976
Proto Labs* (A)	28,779	1,868
Rand Logistics*	36,300	157
RBC Bearings	29,705	1,889
Regal-Beloit	37,319	2,699
Rexnord*	22,856	630
Ritchie Bros Auctioneers (A)	114,450	2,991
Roadrunner Transportation Systems*	123,143	2,772
RR Donnelley & Sons	43,256	728
Rush Enterprises, Cl A*	47,897	1,680
Ryder System	24,400	2,330
Saia*	20,936	1,161
Scorpio Bulkers*	128,400	420
Sensata Technologies Holding*	105,078	5,208
SkyWest	49,700	621
Spirit Aerosystems Holdings, Cl A*	52,125	2,247
Spirit Airlines*	18,973	1,569
Standex International	8,565	625
Stanley Black & Decker	20,511	1,937
Steelcase, Cl A	118,808	2,082
Swift Transporation, Cl A* (A)	302,847	8,804
TAL International Group	32,800	1,449
Team*	20,555	835
Teledyne Technologies*	38,670	4,134
Tennant	55,870	3,768
Terex	20,057	576
Tetra Tech	50,538	1,374
Textainer Group Holdings (A)	19,900	693
Textron	42,880	1,858
Timken	13,800	591
Titan Machinery* (A)	48,900	627
Toro	14,385	945
TriMas*	62,488	1,945
TriNet Group*	133,346	4,222
Trinity Industries	83,000	2,661

SOI5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Triumph Group	24,750	$1,685
TrueBlue*	286,397	6,573
Tutor Perini*	57,000	1,439
United Rentals*	21,455	2,431
US Ecology	32,781	1,305
USG* (A)	69,043	1,989
Valmont Industries (A)	19,813	2,679
WageWorks*	31,887	1,863
Watts Water Technologies, Cl A (A)	61,907	3,743
WESCO International* (A)	71,097	5,858
Woodward Governor	55,833	2,885
Xylem	35,038	1,343

		313,813

Information Technology — 17.1%
Acxiom*	61,655	1,173
ADTRAN	36,403	761
Amdocs	53,400	2,603
Arista Networks*	10,482	795
Arrow Electronics*	39,889	2,331
Aspen Technology*	131,558	4,965
Atmel*	107,810	853
Avnet	34,300	1,502
Belden	53,689	3,921
Benchmark Electronics*	68,300	1,624
Black Box	42,000	974
Blackbaud	32,039	1,360
Booz Allen Hamilton Holding, Cl A	16,900	460
BroadSoft*	48,329	1,303
Brocade Communications Systems	228,700	2,586
CACI International, Cl A*	14,750	1,316
Cadence Design Systems* (A)	610,626	11,523
Callidus Software*	114,236	1,824
Cavium* (A)	94,946	5,374
CDW	92,393	3,241
ChannelAdvisor* (A)	111,858	1,969
ChipMOS TECHNOLOGIES Bermuda	6,200	129
Ciber*	149,900	454
Ciena* (A)	88,877	1,469
Cimpress* (A)	44,684	2,998
Citrix Systems*	28,870	1,914
Cognex*	78,521	3,197
Coherent*	14,812	820
CommScope Holding*	70,343	1,562
Computer Sciences	33,500	2,123
Computer Task Group	39,700	370
Constant Contact*	20,032	655
Convergys	133,927	2,792
Cornerstone OnDemand* (A)	64,323	2,043
CoStar Group*	34,439	5,864
Dealertrack Technologies* (A)	137,554	6,487
Demandware* (A)	108,214	6,060
Diebold	67,728	2,450
Digi International*	75,200	537
Diodes*	10,900	290
Dot Hill Systems*	103,400	482
Envestnet*	136,265	6,970
Euronet Worldwide*	93,429	5,425
EVERTEC	37,017	816
Exar*	71,900	656
ExlService Holdings*	33,929	951
Extreme Networks*	103,500	375
Fairchild Semiconductor International, Cl A*	210,668	3,398

Description	Shares	Market Value ($ Thousands)
FEI	11,806	$1,011
Fidelity National Information Services	33,644	2,059
Finisar*	17,200	293
FleetMatics Group* (A)	52,030	1,831
Fortinet*	102,220	2,817
Freescale Semiconductor* (A)	148,751	3,226
Gartner*	53,067	4,536
Guidewire Software* (A)	82,732	4,176
Harris	44,500	3,189
Heartland Payment Systems (A)	72,467	3,951
HomeAway*	50,938	1,597
HubSpot*	23,400	828
IAC	24,056	1,570
Infoblox*	145,521	2,619
Inphi*	68,116	1,001
Insight Enterprises*	72,500	1,699
Integrated Device Technology*	79,803	1,489
Interactive Intelligence Group*	26,666	1,206
Intersil, Cl A	265,099	3,475
Intralinks Holdings*	61,120	665
InvenSense, Cl A* (A)	11,077	161
Ixia*	81,901	849
j2 Global (A)	17,145	969
Juniper Networks	52,838	1,171
Kofax*	65,400	438
Lam Research	27,579	2,279
Lexmark International, Cl A (A)	49,300	2,113
Littelfuse	26,036	2,503
LogMeIn*	59,720	3,020
Marketo* (A)	72,365	2,313
Marvell Technology Group	114,600	1,641
MAXIMUS	94,758	4,964
Mellanox Technologies*	48,240	2,057
Microchip Technology (A)	41,102	1,856
MKS Instruments (A)	34,952	1,274
Monolithic Power Systems	51,499	2,479
NETGEAR*	60,500	2,101
Nimble Storage* (A)	152,737	4,028
Pandora Media*	83,078	1,633
Plantronics	7,500	391
Plexus*	53,277	2,078
Power Integrations	42,762	2,145
PRGX Global*	62,900	327
PTC*	189,333	7,397
Qlik Technologies*	118,638	3,658
RealPage* (A)	66,852	1,374
RF Micro Devices* (A)	220,377	3,220
Ruckus Wireless*	388,076	4,447
Saba Software*	12,700	175
Seagate Technology	48,600	3,213
Semtech*	17,205	438
Shutterstock* (A)	56,180	4,224
Silicon Image*	127,500	705
Silicon Laboratories*	35,128	1,593
SolarWinds*	166,922	8,667
Solera Holdings	138,153	7,277
Spansion, Cl A*	152,863	3,572
SPS Commerce*	87,724	5,112
SS&C Technologies Holdings	185,520	9,378
Stratasys* (A)	23,271	2,373
SunEdison* (A)	118,070	2,556
SunPower, Cl A* (A)	69,253	1,950
Synaptics*	32,880	2,071
SYNNEX	17,125	1,223
Synopsys*	49,773	2,160
Tableau Software, Cl A* (A)	27,539	2,310
Tech Data*	72,449	4,516

SOI6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Trimble Navigation*	99,643	$2,802
Tyler Technologies*	33,619	3,650
Ubiquiti Networks (A)	45,468	1,314
Ultimate Software Group*	21,518	3,168
Ultratech*	8,400	164
Unisys*	57,175	1,528
VeriFone Holdings*	53,910	1,923
Verint Systems*	65,772	3,959
Vishay Intertechnology (A)	225,830	3,132
Western Digital	32,300	3,336
WEX*	66,026	7,466
Xcerra*	28,500	228
Xoom*	15,754	221
Yelp, Cl A*	37,193	2,123
Zebra Technologies, Cl A*	42,333	3,097
Zillow, Cl A* (A)	15,585	1,845

		323,338

Materials — 3.4%
Air Products & Chemicals	10,312	1,483
AK Steel Holding*	205,906	1,219
Albemarle	28,471	1,681
Allegheny Technologies	102,401	3,450
Ashland	16,900	1,928
Berry Plastics Group*	38,666	1,119
Cabot	53,600	2,309
Carpenter Technology	4,900	247
Cytec Industries	23,294	1,120
Domtar	36,200	1,473
Eagle Materials	23,736	1,956
Eastman Chemical	9,900	821
Flotek Industries* (A)	76,336	1,487
Glatfelter	39,200	992
H.B. Fuller	42,462	1,834
Huntsman	111,600	2,848
Innophos Holdings	18,681	1,010
Kaiser Aluminum (A)	20,513	1,493
KapStone Paper and Packaging*	33,044	987
Landec*	46,700	614
Louisiana-Pacific* (A)	75,582	1,152
Methanex	40,111	2,072
Minerals Technologies	18,890	1,402
Neenah Paper	35,800	2,049
NovaGold Resources*	83,500	230
Olin (A)	74,800	1,882
PolyOne	222,383	8,295
Rock Tenn, Cl A	27,600	1,568
RTI International Metals* (A)	50,773	1,164
Schweitzer-Mauduit International	9,300	398
Sensient Technologies	38,369	2,262
Silgan Holdings	57,577	2,905
Steel Dynamics	44,300	998
Stillwater Mining*	74,393	977
UFP Technologies*	47,600	1,040
US Silica Holdings	51,803	1,628
Valspar	40,747	3,419

		63,512

Telecommunication Services — 0.4%
Cogent Communications
Holdings	26,379	934
Inteliquent	76,800	1,415
Iridium Communications* (A)	204,300	1,951
RingCentral, Cl A*	137,206	1,726
Spok Holdings	76,117	1,207

		7,233

Description	Shares	Market Value ($ Thousands)

Utilities — 3.0%
AGL Resources	30,886	$1,616
ALLETE	82,819	4,221
Ameren	79,700	3,436
Avista	90,600	3,121
Cadiz* (A)	35,900	407
Edison International	24,484	1,556
Empire District Electric (A)	9,500	263
Great Plains Energy	162,571	4,255
IDACORP	15,754	978
NorthWestern	16,260	866
NRG Energy (A)	96,848	3,028
Piedmont Natural Gas (A)	10,100	378
Pinnacle West Capital	82,874	5,240
PNM Resources	122,099	3,536
Portland General Electric (A)	266,335	9,820
SCANA	82,280	4,692
South Jersey Industries	19,100	1,090
Southwest Gas	21,710	1,257
UGI	78,888	2,975
UIL Holdings	11,600	462
Vectren	56,844	2,513
Xcel Energy	56,772	1,927

		57,637

Total Common Stock (Cost $1,367,094) ($ Thousands)		1,783,254

EXCHANGE TRADED FUNDS — 1.3%
iShares Russell 2000 Fund (A)	111,858	13,062
iShares Russell 2000 Growth Fund (A)	61,463	8,523
iShares Russell 2000 Value Fund (A)	27,600	2,752

Total Exchange Traded Funds (Cost $23,327) ($ Thousands)		24,337

	Number of Rights

RIGHTS — 0.0%
CHC Group, Expires*	258,244	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 15.2%
SEI Liquidity Fund, L.P. 0.070%**† (B)	287,099,742	287,100

Total Affiliated Partnership (Cost $287,100) ($ Thousands)		287,100

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	80,294,477	80,294

Total Cash Equivalent (Cost $80,294) ($ Thousands)		80,294

SOI7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.041%, 03/05/2015 (C) (D)	$2,566	$2,566

Total U.S. Treasury Obligation (Cost $2,566) ($ Thousands)		2,566

Total Investments — 115.1% (Cost $1,760,381) ($ Thousands)		$2,177,551

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	111	Dec-2014	$427
S&P Mid 400 Index E-MINI	93	Dec-2014	442

			$869

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,891,071 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

(A)	This security or a partial position of this security is on loan at November 30, 2014. The total market value of securities on loan at November 30, 2014 was $276,077 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2014 was $287,100 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,783,254	$—	$—	$1,783,254
Exchange Traded Funds	24,337	—	—	24,337
Rights	—	—	—	—
Affiliated Partnership	—	287,100	—	287,100
Cash Equivalent	80,294	—	—	80,294
U.S. Treasury Obligation	—	2,566	—	2,566

Total Investments in Securities	$1,887,885	$289,666	$—	$2,177,551

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$869	$—	$—	$869

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended November 30, 2014, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SOI8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.4%

Consumer Discretionary — 6.2%
Aaron’s	51,325	$1,457
Aramark	91,214	2,773
Buckle	14,401	737
Cablevision Systems, Cl A	68,300	1,388
Canadian Tire, Cl A	44,700	5,030
Carter’s	37,900	3,153
Cheesecake Factory	7,339	355
Citi Trends*	4,588	109
Cogeco Cable	13,400	764
Columbia Sportswear	6,544	295
Cooper-Standard Holding*	7,595	408
Core-Mark Holdings	12,626	759
Cracker Barrel Old Country Store	18,500	2,368
DIRECTV*	98,000	8,596
Dollar General*	51,450	3,434
Dollar Tree*	56,489	3,861
Domino’s Pizza	41,800	3,923
Flexsteel Industries	4,381	139
Foot Locker	64,400	3,689
Kohl’s	212,799	12,687
Lear	36,290	3,481
Liberty Tax*	2,544	97
Morningstar	3,108	207
Nathan’s Famous*	6,381	480
NVR*	1,886	2,374
Outerwall*	4,451	313
PetSmart	60,400	4,757
Reading International, Cl A*	12,185	145
Regal Entertainment Group, Cl A	19,324	446
Rent-A-Center, Cl A	7,208	249
Target	173,107	12,810
Thomson Reuters	62,131	2,460
William Lyon Homes, Cl A*	2,324	48

		83,792

Consumer Staples — 18.1%
Altria Group	183,000	9,198
Archer-Daniels-Midland	47,000	2,476
Avon Products	169,000	1,653
Bunge	186,542	16,932
Cal-Maine Foods	155,444	6,510
Casey’s General Stores	52,000	4,354
Church & Dwight	46,702	3,583
Clorox	129,012	13,110
Coca-Cola Bottling	9,316	881
Colgate-Palmolive	51,800	3,605
ConAgra Foods	200,300	7,315
Constellation Brands, Cl A*	24,517	2,363
Costco Wholesale	11,025	1,567
CVS Caremark	110,904	10,132
Dr. Pepper Snapple Group	201,832	14,936
Energizer Holdings	22,800	2,965
Fresh Del Monte Produce	19,839	670
General Mills	68,300	3,603
Hershey	59,739	5,991
Hormel Foods	75,866	4,027
Ingredion	41,100	3,421
J&J Snack Foods	2,317	243
Kellogg	93,430	6,190

Description	Shares	Market Value ($ Thousands)
Kimberly-Clark	79,194	$9,233
Kraft Foods Group	63,000	3,791
Kroger	373,544	22,353
Lancaster Colony	4,568	429
Lorillard	59,900	3,782
Mead Johnson Nutrition, Cl A	38,100	3,956
Metro, Cl A	79,900	6,258
Molson Coors Brewing, Cl B	25,700	1,988
Orchids Paper Products	5,933	161
PepsiCo	127,082	12,721
Philip Morris International	43,100	3,747
Procter & Gamble	41,991	3,797
Sanderson Farms	5,787	502
Tyson Foods, Cl A	378,522	16,026
Universal	43,100	1,723
Wal-Mart Stores	285,232	24,969
Weis Markets	37,000	1,706

		242,867

Energy — 3.6%
Cameron International*	49,800	2,554
Chevron	132,141	14,386
ConocoPhillips	110,694	7,313
CVR Energy	69,200	3,221
Exxon Mobil	131,500	11,906
Frank’s International	35,562	639
Marathon Petroleum	19,065	1,718
Targa Resources	2,224	254
Tesoro	58,600	4,490
Valero Energy	24,300	1,181
World Fuel Services	9,108	412

		48,074

Financials — 20.5%
Allied World Assurance Holdings	201,520	7,597
Allstate	148,456	10,117
American Capital Agency‡	79,200	1,827
American Capital Mortgage Investment‡	39,342	790
American Financial Group	100,720	6,083
American Tower, Cl A‡	37,600	3,948
Annaly Capital Management‡	719,105	8,284
Apartment Investment & Management, Cl A‡	115,900	4,317
Apollo Commercial Real Estate Finance‡	46,166	770
Apollo Residential Mortgage‡	39,394	651
Arch Capital Group*	68,883	3,948
Arrow Financial	4,214	109
Aspen Insurance Holdings	96,800	4,281
Assurant	57,300	3,873
AvalonBay Communities ‡	23,900	3,843
Axis Capital Holdings	197,675	9,894
BOK Financial	32,141	2,071
Canadian Imperial Bank of Commerce	40,100	3,745
Capitol Federal Financial	4,563	57
Capstead Mortgage‡	70,142	912
Cash America International	11,068	270
CBOE Holdings	62,900	3,768
CBRE Group, Cl A*	83,700	2,824
Central Pacific Financial	19,808	379
Charter Financial	32,315	362

SOI1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Chimera Investment ‡	419,761	$1,419
Chubb	68,000	7,007
CorEnergy Infrastructure Trust‡	37,953	253
Customers Bancorp*	23,368	421
CYS Investments‡	51,039	471
Digital Realty Trust‡	53,700	3,773
Dynex Capital‡	34,045	293
Endurance Specialty Holdings	71,845	4,237
Enova International*	10,127	233
Equity Lifestyle Properties‡	84,800	4,207
Essent Group*	20,910	527
Everest Re Group	122,913	21,558
First NBC Bank Holding*	2,968	108
Gaming and Leisure Properties‡	159,820	5,098
Genworth MI Canada	22,800	826
Geo Group‡	3,545	143
Government Properties Income Trust‡	56,000	1,272
Greenlight Capital Re, Cl A*	8,838	279
Hanover Insurance Group	30,500	2,174
HCC Insurance Holdings	88,000	4,670
HCP‡	84,500	3,786
Health Care‡	57,300	4,221
Hospitality Properties Trust‡	127,000	3,886
Independent Bank Group	9,930	426
Jones Lang LaSalle	34,914	5,086
MFA Mortgage Investments‡	569,431	4,772
MidWestOne Financial Group	4,003	110
Montpelier Re Holdings	9,750	332
Mortgage Investment Trust ‡	8,689	172
National Bank of Canada	74,000	3,448
Omega Healthcare Investors‡	55,800	2,133
OneBeacon Insurance Group, Cl A	16,094	256
PartnerRe	176,591	20,575
PennyMac Financial Services, Cl A*	18,847	301
PennyMac Mortgage Investment Trust‡	137,200	2,973
Peoples Financial Services	3,680	176
Platinum Underwriters Holdings	54,403	4,035
Post Properties‡	15,342	899
Reinsurance Group of America, Cl A	44,500	3,815
RenaissanceRe Holdings	152,000	14,884
Select Income‡	12,809	296
Senior Housing Properties Trust‡	93,200	2,100
Silver Bay Realty Trust‡	30,676	510
Simon Property Group‡	9,000	1,627
St. Joe*	16,886	314
Starwood Property Trust‡	62,232	1,497
State Bank Financial	31,647	589
Talmer Bancorp, Cl A	10,008	139
Travelers	159,499	16,660
Tree.com*	8,698	394
Two Harbors Investment‡	521,693	5,483
UDR‡	31,800	979
Validus Holdings	296,587	12,308
Ventas‡	56,500	4,043
Waterstone Financial	8,424	104
Wells Fargo	106,200	5,786
White Mountains Insurance Group	223	141

Description	Shares	Market Value ($ Thousands)
Wintrust Financial	9,790	$437
WR Berkley	47,300	2,471

		275,853

Health Care — 16.6%
Aetna	126,300	11,018
Air Methods*	3,328	148
AmerisourceBergen	153,556	13,981
Amgen	37,500	6,199
Analogic	1,946	142
AstraZeneca ADR	26,200	1,943
Atrion	582	189
Baxter International	145,600	10,629
Becton Dickinson	12,033	1,689
Bio-Path Holdings*	40,867	101
Bio-Reference Labs*	14,639	414
Cardinal Health	48,300	3,970
Chemed	8,214	904
Cigna	43,100	4,435
DaVita*	9,700	742
Edwards Lifesciences*	22,200	2,879
Eli Lilly	111,953	7,626
Emergent Biosolutions*	6,791	169
Ensign Group	10,246	404
Express Scripts Holding*	150,809	12,540
Halyard Health*	5,949	233
HCA Holdings*	25,100	1,749
Henry Schein*	19,523	2,679
Hologic*	148,700	3,985
Humana	45,639	6,297
ICON*	56,500	3,138
ICU Medical*	8,221	688
Idexx Laboratories*	46,457	6,938
Insys Therapeutics*	4,052	157
Integra LifeSciences Holdings*	1,708	84
Intuitive Surgical*	1,401	725
Johnson & Johnson	148,922	16,121
Laboratory Corp of America Holdings*	85,308	8,927
McKesson	33,442	7,048
Medtronic	47,400	3,502
Merck	180,144	10,881
Myriad Genetics*	61,200	2,052
Omnicare	89,816	6,316
Ophthotech*	8,515	367
PAREXEL International*	8,886	520
Patterson	86,600	4,172
PDL BioPharma	156,300	1,291
Pfizer	382,100	11,902
Pozen	6,078	54
Quest Diagnostics	144,940	9,466
Sagent Pharmaceuticals*	7,101	205
Sirona Dental Systems*	2,754	238
STERIS	7,196	459
Team Health Holdings*	60,200	3,441
Triple-S Management, Cl B*	14,398	333
UnitedHealth Group	79,700	7,861
WellPoint	94,000	12,023
Zimmer Holdings	26,200	2,942
Zoetis, Cl A	144,429	6,489

		223,405

Industrials — 4.0%
Alliant Techsystems	53,580	6,091

SOI2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Deere	78,300	$6,782
Echo Global Logistics*	15,818	444
Engility Holdings*	2,469	104
General Dynamics	54,500	7,922
L-3 Communications Holdings	62,000	7,725
Landstar System	3,508	282
Lockheed Martin	25,323	4,851
Masonite International*	10,993	644
Northrop Grumman	67,700	9,541
Raytheon	84,500	9,016
Rollins	6,091	198
Sparton*	7,327	183
Viad	4,531	109

		53,892

Information Technology — 9.9%
Accenture, Cl A	46,171	3,986
Amdocs	421,589	20,550
Apple	143,420	17,057
Barracuda Networks*	2,598	93
Blackhawk Network Holdings, Cl A*	19,206	697
Blucora*	23,400	332
Booz Allen Hamilton Holding, Cl A	82,023	2,232
Cadence Design Systems*	45,918	866
Cisco Systems	238,000	6,579
Citrix Systems*	15,332	1,017
Computer Sciences	11,766	746
CSG Systems International	69,600	1,748
DST Systems	18,229	1,809
FactSet Research Systems	15,490	2,123
Forrester Research	2,561	102
GTT Communications*	11,377	161
Harris	60,600	4,343
Hewlett-Packard	120,386	4,702
Intel	253,300	9,436
International Business Machines	114,286	18,534
Intuit	8,738	820
Juniper Networks	106,550	2,361
Kofax*	53,244	357
Lexmark International, Cl A	76,200	3,266
Manhattan Associates*	2,752	109
Microsoft	113,400	5,422
Oracle	116,000	4,920
Qualcomm	66,863	4,874
Reis	4,891	123
Science Applications International	32,700	1,656
Sykes Enterprises*	10,955	254
Symantec	22,013	574
Tech Data*	36,400	2,269
Teradata*	80,700	3,643
Western Digital	24,900	2,571
Western Union	161,560	3,002

		133,334

Materials — 1.7%
Ball	57,700	3,870
Bemis	99,000	3,954
Clearwater Paper*	6,086	403
Compass Minerals International	31,033	2,702
Kaiser Aluminum	8,969	653
Kronos Worldwide	6,102	79

Description	Shares	Market Value ($ Thousands)
LyondellBasell Industries, Cl A	18,500	$1,459
Royal Gold	70,604	4,496
Scotts Miracle-Gro, Cl A	38,523	2,351
United States Steel	65,200	2,174

		22,141

Telecommunication Services — 6.1%
AT&T	699,017	24,731
BCE	156,100	7,316
CenturyLink	169,881	6,926
Hawaiian Telcom Holdco*	2,203	57
NTT DOCOMO ADR	91,700	1,431
RingCentral, Cl A*	6,260	79
Rogers Communications, Cl B	131,400	5,281
SK Telecom ADR	207,600	5,881
TELUS	103,763	3,943
TELUS Toronto Stock Exchange	67,200	2,551
Verizon Communications	419,937	21,245
Windstream Holdings	224,754	2,272

		81,713

Utilities — 11.7%
AES	132,300	1,835
ALLETE	6,416	327
Alliant Energy	15,309	963
Ameren	112,600	4,854
American Electric Power	195,800	11,268
American Water Works	80,781	4,285
Artesian Resources, Cl A	5,850	126
Avista	11,738	404
Calpine*	80,848	1,856
Cleco	7,113	382
CMS Energy	91,900	3,042
Consolidated Edison	188,463	11,902
DTE Energy	120,442	9,811
Edison International	324,765	20,642
Empire District Electric	10,471	290
Entergy	275,063	23,078
Exelon	235,800	8,529
FirstEnergy	60,600	2,235
IDACORP	13,584	844
MGE Energy	2,558	113
New Jersey Resources	7,363	426
Northwest Natural Gas	17,035	792
NorthWestern	7,434	396
NRG Yield, Cl A	3,322	157
Pattern Energy Group, Cl A	17,324	460
PG&E	130,100	6,570
Piedmont Natural Gas	4,042	152
Pinnacle West Capital	48,800	3,086
PNM Resources	23,629	684
Portland General Electric	284,006	10,471
PPL	107,000	3,802
Public Service Enterprise Group	190,064	7,941
SCANA	111,000	6,330
Southern	159,243	7,553
Unitil	25,407	895
Vectren	7,789	344
WGL Holdings	1,765	86

		156,931

Total Common Stock (Cost $1,041,338) ($ Thousands)		1,322,002

SOI3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2014

Description	Shares/Face Amount ($Thousands)	Market Value ($ Thousands)
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	19,918,991	$19,919

Total Cash Equivalent (Cost $19,919) ($ Thousands)		19,919

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.040%, 03/05/2015	$1,360	1,360
0.030%, 05/28/2015	1,500	1,499

Total U.S. Treasury Obligations (Cost $2,859) ($ Thousands)		2,859

Total Investments —100.1% (Cost $1,064,116) ($ Thousands)		$1,344,780

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	89	Dec-2014	$712

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,343,260 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,322,002	$—	$—	$1,322,002
Cash Equivalent	19,919	—	—	19,919
U.S. Treasury Obligations	—	2,859	—	2,859

Total Investments in Securities	$1,341,921	$2,859	$—	$1,344,780

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$712	$—	$—	$712

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SOI4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.2%

Argentina — 0.3%
MercadoLibre (A)	143,300	$20,197

Australia — 2.2%
Amcor	372,296	3,864
Australia & New Zealand Banking Group ADR	919,200	24,956
AWE*	899,587	1,071
Bank of Queensland	509,612	5,359
Beach Energy	9,640,760	8,434
Bendigo & Adelaide Bank	327,041	3,564
BGP Holdings*	239,898	—
BHP Billiton ADR (A)	327,433	16,905
Brambles	1,407,527	11,677
Caltex Australia	780,240	20,145
Cochlear (A)	145,248	8,622
CSR	1,527,541	4,537
Downer	685,040	2,514
DuluxGroup	484,036	2,359
Echo Entertainment Group	162,511	509
Harvey Norman Holdings	614,495	1,935
Insurance Australia Group	1,329,620	7,229
Leighton Holdings	72,230	1,241
Mineral Resources	114,951	749
Mount Gibson Iron	1,388,326	486
Nine Entertainment Holdings	683,266	1,172
Orora	188,090	288
Qantas Airways*	1,704,897	2,794
Resolute Mining*	1,184,013	268
Sims Group	134,735	1,221
Tabcorp Holdings	452,182	1,575
Telstra	819,020	3,977
Treasury Wine Estates	1,508,271	6,102
Western Areas	1,117,664	4,054
Woolworths	167,029	4,436

		152,043

Austria — 1.0%
Conwert Immobilien Invest	936,500	11,350
Erste Group Bank	626,410	17,008
Schoeller-Bleckmann Oilfield Equipment (A)	259,179	20,566
Voestalpine	395,261	16,458

		65,382

Belgium — 0.5%
Anheuser-Busch InBev	84,490	9,949
bpost	109,048	2,836
Delhaize Group	258,777	18,966

		31,751

Brazil — 2.3%
Banco Bradesco ADR	2,900,981	44,907
Banco do Brasil	2,441,925	28,031
CETIP - Mercados Organizados	35,100	458
Cia de Saneamento Basico do Estado de Sao Paulo ADR (A)	1,505,400	11,140
Cia Energetica de Minas Gerais ADR (A)	475,753	2,626
Cia Paranaense de Energia ADR (A)	1,526,000	21,181

Description	Shares	Market Value ($ Thousands)
Cia Vale do Rio Doce ADR, Cl B	1,703,500	$15,348
EDP - Energias do Brasil	205,000	782
Embraer ADR	313,856	11,591
Kroton Educacional	717,900	4,958
Light	588,000	4,748
Qualicorp*	277,200	2,970
Telefonica Brasil ADR (A)	124,383	2,557
Tim Participacoes	744,200	3,620
Tim Participacoes ADR	82,248	2,003

		156,920

Canada — 5.6%
Advantage Oil & Gas*	354,600	1,589
Bank of Montreal	313,500	23,057
Bankers Petroleum*	561,600	1,694
Birchcliff Energy*	157,100	1,404
Bonavista Energy (A)	102,700	866
Canadian Imperial Bank of Commerce	305,800	28,559
Canadian National Railway	142,800	10,173
Canfor*	39,000	940
CCL Industries, Cl B	5,700	604
Celestica*	199,300	2,146
Cenovus Energy	176,220	3,967
Concordia Healthcare	12,900	532
Empire, Cl A	37,000	2,699
Enerplus	409,742	5,333
Fairfax Financial Holdings	43,675	22,254
Finning International	100,700	2,240
Genworth MI Canada (A)	152,200	5,511
Gibson Energy (A)	301,500	7,205
Industrial Alliance Insurance & Financial Services*	19,800	823
Jean Coutu Group, Cl A	164,900	3,904
Laurentian Bank of Canada	37,300	1,668
Legacy Oil + Gas*	570,461	1,471
Linamar	152,300	8,981
Magna International, Cl A (A)	424,000	45,546
Manulife Financial (A)	1,643,300	32,702
Maple Leaf Foods*	206,770	3,409
Methanex	242,700	12,538
Mullen Group (A)	92,600	1,826
National Bank of Canada	229,100	10,675
Open Text	261,800	15,478
Parex Resources*	59,800	422
Penn West Petroleum	161,571	577
Progressive Waste Solutions*	100,648	3,071
Quebecor, Cl B	233,300	6,343
Ritchie Bros Auctioneers (A)	262,950	6,871
Rogers Communications, Cl B	290,302	11,682
Royal Bank of Canada	104,100	7,592
Shaw Communications, Cl B	234,293	6,343
Sun Life Financial	18,200	677
Suncor Energy	146,000	4,624
Toronto-Dominion Bank	586,900	29,633
Valeant Pharmaceuticals International*	283,946	41,437
West Fraser Timber	22,300	1,161
Western Energy Services (A)	254,300	1,369

		381,596

Chile — 0.1%

SOI1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Enersis ADR	230,029	$3,860

China — 4.4%
Agricultural Bank of China	12,422,000	5,895
Anhui Conch Cement (A)	13,143,000	44,488
ANTA Sports Products	2,036,000	4,216
Baidu ADR*	94,300	23,114
Bank of China	19,647,000	10,134
China Construction Bank, Cl H	35,963,800	27,268
China Oilfield Services	11,747,400	20,692
China Petroleum & Chemical, Cl H	31,063,970	25,436
China Shipping Container Lines* (A)	41,722,900	12,267
Industrial & Commercial Bank of China	21,003,000	14,246
Jumei International Holding ADR *(A)	1,247,895	23,086
Mindray Medical International ADR (A)	640,284	19,253
Sun Art Retail Group (A)	3,576,000	4,062
Tencent Holdings	2,215,744	35,429
Vipshop Holdings ADR*	95,700	2,188
Want Want China Holdings	7,414,000	9,732
Weichai Power	5,346,600	20,270

		301,776

Colombia — 0.2%
Bancolombia ADR, Cl R	293,677	15,183

Czech Republic — 0.2%
CEZ	39,633	1,107
Komercni Banka	60,761	13,534

		14,641

Denmark — 1.1%
Carlsberg, Cl B	276,500	24,691
Coloplast, Cl B	6,304	548
DSV	452,254	14,199
Novo Nordisk, Cl B	252,913	11,564
Novozymes, Cl B	272,270	11,992
Pandora	117,438	10,448
Vestas Wind Systems*	107,960	3,987

		77,429

Finland — 1.4%
Kone, Cl B (A)	411,713	18,991
Neste Oil	80,155	1,906
Nokia	4,438,683	37,019
Orion, Cl B (A)	261,957	9,007
Sampo, Cl A	351,516	17,384
Stora Enso, Cl R	900,891	8,002
UPM-Kymmene	143,106	2,382

		94,691

France — 2.9%
Capital Gemini	252,200	18,528
Edenred	323,129	9,342
Essilor International	164,129	18,476
Etablissements Maurel et Prom	53,797	525
Lafarge	205,728	14,665
Natixis	197,060	1,396
Orange ADR (A)	1,182,400	20,680
Sanofi-Aventis	260,200	25,256

Description	Shares	Market Value ($ Thousands)
Societe Generale	371,181	$18,458
Sodexo	177,894	17,990
Technicolor*	382,308	2,288
Technip	171,020	11,151
Teleperformance	133,107	9,317
Thales	57,065	3,036
Total	123,630	6,934
Valeo	137,755	16,993

		195,035

Germany — 5.5%
Aareal Bank	37,925	1,661
Allianz	47,740	8,240
BASF	163,209	14,855
Bertrandt	4,252	567
Brenntag	182,801	10,093
Continental	77,803	16,411
Deutsche Boerse	423,220	30,997
Deutsche Euroshop	87,517	3,886
Deutsche Lufthansa	841,188	15,054
Deutsche Post	125,730	4,187
Deutz	84,126	401
Dialog Semiconductor*	7,044	252
DMG MORI SEIKI	27,951	743
Duerr	100,082	8,630
Freenet	100,234	2,967
GEA Group	719,147	34,453
Gerresheimer	110,250	6,107
Hannover Rueck	20,859	1,866
Henkel	341,884	33,943
Hochtief	77,648	5,865
KUKA (A)	61,963	4,700
Merck KGaA	229,272	22,888
MTU Aero Engines	75,325	6,730
Muenchener Rueckversicherungs	102,131	21,091
Nordex*	81,745	1,593
OSRAM Licht*	10,206	425
Rhoen Klinikum	152,112	4,439
SAP	204,698	14,464
Siemens	233,000	27,641
Sky Deutschland*	1,584,861	13,117
Software	17,768	473
Stada Arzneimittel	132,973	4,801
Suedzucker (A)	360,192	5,622
Symrise	586,194	35,125
TUI	395,038	6,762
United Internet	144,739	6,392

		377,441

Hong Kong — 2.7%
BOC Hong Kong Holdings	8,583,500	30,327
Chaoda Modern Agriculture*	52,790	—
Cheung Kong Holdings	1,936,000	35,524
China Mobile	4,392,100	54,115
China Unicom	1,430,000	2,176
First Pacific	823,589	869
Hang Seng Bank	720,900	12,011
Hong Kong Exchanges and Clearing	1,009,300	21,982
Orient Overseas International	4,223,000	25,485

		182,489

India — 2.1%
Amtek Auto	272,053	939

SOI2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Apollo Tyres	467,910	$1,722
Aurobindo Pharma	136,595	2,401
Britannia Industries	218,750	5,809
HCL Technologies	442,566	11,856
Hero MotoCorp	102,683	5,208
ICICI Bank ADR	1,050,859	61,885
Infosys ADR (A)	24,262	1,694
State Bank of India*	1,224,920	6,344
Tata Motors	1,793,481	15,419
Tata Motors ADR (A)	562,693	25,693
UPL	381,500	2,126

		141,096

Indonesia — 0.7%
Bank Negara Indonesia Persero	8,282,900	4,089
Bank Rakyat Indonesia Persero	25,972,800	24,528
Indofood Sukses Makmur	19,932,900	10,943
Telekomunikasi Indonesia Persero	16,080,000	3,722
Telekomunikasi Indonesia Persero ADR	122,352	5,641

		48,923

Ireland — 4.0%
Actavis*	152,684	41,318
CRH	478,786	11,334
Endo International*	510,256	37,335
ICON*	899,247	49,944
James Hardie Industries	1,096,021	11,319
Jazz Pharmaceuticals*	205,037	36,310
Mallinckrodt* (A)	411,974	37,992
Ryanair Holdings ADR*	324,771	20,425
Shire ADR	58,314	12,456
Smurfit Kappa Group	622,127	14,449

		272,882

Israel — 1.4%
Bank Hapoalim	792,975	3,957
Check Point Software Technologies* (A)	463,100	35,802
Israel Chemicals	1,571,480	10,710
Teva Pharmaceutical Industries ADR	798,942	45,524

		95,993

Italy — 0.3%
Brembo	17,559	608
Exor	391,296	17,464
Fiat Chrysler Automobiles*	66,145	827
Recordati	14,556	255

		19,154

Japan — 10.7%
Alfresa Holdings	446,800	5,158
Alpine Electronics	80,100	1,282
Alps Electric	27,700	554
Asahi Holdings	27,900	407
Asahi Kasei	211,000	1,835
Bandai Namco Holdings	370,300	8,015
Bic Camera	117,000	1,026
Calsonic Kansei	850,000	4,662
Canon Marketing Japan	28,800	522
Coca-Cola West	174,800	2,395
Dai Nippon Printing	77,000	677
Daiichikosho	15,600	413
Daikyo	1,523,000	2,630

Description	Shares	Market Value ($ Thousands)
Daito Trust Construction	179,400	$20,255
Daiwa House Industry	867,200	16,517
Daiwa Securities Group	4,355,000	35,002
Denso	830,400	38,783
Dowa Holdings	384,000	3,177
FANUC	65,800	11,099
Fast Retailing	37,600	13,688
Fujitsu	213,000	1,217
Haseko	971,600	8,080
Hazama Ando	355,500	2,055
Hitachi	7,016,300	54,181
Isuzu Motors	2,183,800	28,502
IT Holdings	219,300	3,416
Itochu	314,700	3,622
Japan Airlines	857,700	25,221
Japan Exchange Group	2,134,181	54,755
Kawasaki Kisen Kaisha	1,143,000	2,995
KDDI	108,400	6,945
Komatsu	548,600	12,993
Maeda Road Construction	87,000	1,232
Marubeni	1,147,800	7,237
Mazda Motor	186,000	4,804
Medipal Holdings	541,900	6,022
Misawa Homes	98,000	886
Mitsubishi UFJ Financial Group	779,300	4,507
Mitsui ADR	96,500	26,543
Mitsui Engineering & Shipbuilding	225,000	431
Mitsui Matsushima	258,000	281
Mizuho Financial Group	13,193,700	22,733
NEC Networks & System Integration	32,000	615
Nippo	189,000	2,995
Nippon Flour Mills	78,000	350
Nippon Steel & Sumitomo Metal	6,650,000	17,134
Nippon Telegraph & Telephone	272,800	14,598
Nissan Tokyo Sales Holdings	142,700	347
Nitori Holdings	8,800	488
Nomura Real Estate Holdings	286,900	5,270
North Pacific Bank	190,300	757
Omron	777,439	36,158
Otsuka Holdings	18,200	575
Pigeon	44,800	2,759
Pioneer*	706,500	1,506
Rakuten	1,201,900	16,193
Secom	462,500	26,748
Seino Holdings	201,000	1,899
Shimano	100,900	13,688
Shionogi	23,600	587
SKY Perfect JSAT Holdings	425,600	2,571
SMC	61,500	16,898
SoftBank	523,117	35,098
Sojitz	1,527,100	2,187
Sumitomo Dainippon Pharma	117,000	1,210
Sumitomo Heavy Industries	387,000	2,123
Suzuken	123,600	3,166
Toagosei	341,000	1,393
Toho Holdings	165,200	2,128
Tokyo Electron	142,800	9,730
Toyota Motor	179,700	11,074
Toyota Tsusho	510,900	12,096
Trend Micro	50,100	1,522
West Japan Railway	35,300	1,685
Yaskawa Electric	2,770,434	35,948

SOI3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Zenkoku Hosho	115,600	$3,463

		731,714

Malaysia — 0.1%
DiGi.Com	1,677,400	3,124
Telekom Malaysia	650,500	1,362
Tenaga Nasional	940,300	3,964

		8,450

Mexico — 0.3%
America Movil, Ser L	5,668,581	6,721
America Movil ADR, Ser L, Cl L	642,868	15,242
Gruma, Ser B, Cl B	59,583	655
Grupo Financiero Inbursa, Cl O	156,559	417

		23,035

Netherlands — 2.4%
AerCap Holdings*	187,340	8,301
Boskalis Westminster	56,984	3,206
Constellium, Cl A*	150,385	2,369
Core Laboratories (A)	292,833	37,726
Delta Lloyd	26,590	613
Heineken Holding	286,133	19,615
LyondellBasell Industries, Cl A	335,128	26,428
NXP Semiconductor*	454,605	35,373
Ternium ADR	42,272	849
TNT	722,789	2,805
TomTom*	293,007	2,062
Unilever	385,427	15,738
Yandex, Cl A*	259,600	6,469

		161,554

Norway — 1.8%
DnB	2,035,488	33,848
DNO* (A)	1,101,173	2,523
Norsk Hydro	3,525,411	20,672
Seadrill	171,582	2,461
Statoil	427,563	8,086
Statoil ADR	1,941,888	37,110
Storebrand, Cl A	284,649	1,327
Telenor	609,100	12,876
Yara International	55,799	2,376

		121,279

Panama — 0.1%
Copa Holdings, Cl A	40,066	4,484

Peru — 0.1%
Credicorp	62,535	10,360

Philippines — 0.0%
GT Capital Holdings	12,535	301
Vista Land & Lifescapes	2,270,100	319

		620

Poland — 0.1%
Energa	135,995	952
Orange Polska	334,354	946
PGE	937,997	5,414
Powszechny Zaklad Ubezpieczen	6,208	889
Tauron Polska Energia	321,681	497

		8,698

Portugal — 0.0%

Description	Shares	Market Value ($ Thousands)
Galp Energia, Cl B	236,185	$2,885

Qatar — 0.5%
Industries Qatar	641,820	33,577

Russia — 0.7%
Lukoil ADR	449,600	20,569
Magnit GDR	260,046	15,044
Mobile Telesystems ADR (A)	670,900	8,198
Sberbank of Russia ADR	695,306	4,269
Sistema GDR	164,041	945

		49,025

Singapore — 2.2%
Avago Technologies, Cl A	377,315	35,241
DBS Group Holdings	3,168,000	48,195
Golden Agri-Resources	58,773,700	20,741
United Overseas Bank	1,051,210	19,355
United Overseas Bank ADR	777,000	28,671

		152,203

South Africa — 1.6%
Coronation Fund Managers	28,531	286
FirstRand	1,924,852	8,659
Massmart Holdings	456,356	5,788
Naspers, Cl N	288,591	37,462
Sanlam	919,610	6,094
Sasol	159,132	6,655
Sasol ADR	837,400	35,213
Telkom	1,033,742	6,430

		106,587

South Korea — 3.4%
Hana Financial Group	21,302	650
Hyundai Mobis	111,541	24,866
Kia Motors	258,494	12,995
Korea Electric Power	13,415	557
KT	23,101	679
LG Electronics	29,910	1,717
LG.Philips LCD*	502,340	15,393
NAVER	19,067	13,010
POSCO	62,212	16,985
Samsung Electronics	61,063	70,931
SK Holdings	60,747	9,321
SK Hynix	1,133,290	49,149
SK Telecom	59,138	14,972

		231,225

Spain — 0.8%
ACS Actividades Construcciones y Servicios	69,486	2,462
Amadeus IT Holding, Cl A	855,074	34,127
Inditex	608,221	17,754

		54,343

Sweden — 1.7%
Atlas Copco, Cl B	875,862	23,315
Betsson	54,430	1,949
BillerudKorsnas	16,904	250
Boliden	62,854	1,064
Electrolux, Cl B	73,969	2,203
Getinge, Cl B	1,049,812	24,348
Husqvarna, Cl B	146,579	1,081
Industrivarden, Cl C	134,196	2,377
JM	146,800	4,683

SOI4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Meda, Cl A (A)	57,021	$819
NCC, Cl B	30,277	941
Securitas, Cl B	158,107	1,913
Skandinaviska Enskilda Banken, Cl A	255,354	3,380
Svenska Cellulosa ADR	592,100	13,938
Svenska Handelsbanken, Cl A	564,673	27,634
Swedish Orphan Biovitrum*	35,835	404
Volvo, Cl B	729,112	7,995

		118,294

Switzerland — 5.8%
Actelion	423,581	50,513
Aryzta	86,540	6,925
Baloise Holding	26,473	3,468
Cie Financiere Richemont	98,528	9,290
Credit Suisse Group ADR (A)	605,853	16,158
Forbo Holding	3,228	3,464
Galenica	5,893	5,031
Geberit	18,320	6,400
Georg Fischer	8,119	4,984
Givaudan	20,116	35,952
Helvetia Holding	4,201	2,071
Kaba Holding	997	516
Lonza Group	120,098	14,160
Nestle	420,771	31,684
Novartis	92,190	8,946
Novartis ADR	352,548	34,074
OC Oerlikon	553,965	6,871
Roche Holding	241,353	72,493
Swiss Life Holding	80,477	18,493
Swiss Re	95,875	8,219
Transocean (A)	531,522	11,167
Zurich Insurance Group ADR	1,457,000	45,706

		396,585

Taiwan — 3.6%
Advanced Semiconductor Engineering ADR (A)	5,156,485	31,867
AU Optronics	12,408,000	5,854
Foxconn Technology	156,000	436
Fubon Financial Holding	11,754,949	19,257
Hermes Microvision	52,000	2,470
Hon Hai Precision Industry	7,973,056	24,990
Hon Hai Precision Industry GDR	1,665,009	10,489
Innolux, Cl A	15,521,544	7,423
Inotera Memories*	22,305,018	33,730
MediaTek	2,186,223	32,849
Pegatron	2,408,000	5,587
Taishin Financial Holding	10,342,899	4,796
Taiwan PCB Techvest	948,000	1,417
Taiwan Semiconductor Manufacturing ADR	2,400,300	56,335
United Microelectronics	3,643,000	1,619
United Microelectronics ADR	1,211,600	2,617
Wistron	1,392,000	1,273

		243,009

Thailand — 0.1%
Kasikornbank	579,600	4,360
Krung Thai Bank	1,480,650	1,078
Thanachart Capital	1,205,600	1,230
Total Access Communication	173,000	521

		7,189

Turkey — 1.2%

Description	Shares	Market Value ($ Thousands)
Akbank	5,342,722	$21,664
BIM Birlesik Magazalar	387,765	8,640
Eregli Demir ve Celik Fabrikalari	1,782,965	3,627
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl D*	1,398,278	1,343
KOC Holding ADR	575,150	16,162
Turkcell Iletisim Hizmetleri*	245,661	1,557
Turkiye Garanti Bankasi	4,493,061	19,799
Turkiye Is Bankasi, Cl C	3,988,496	11,082

		83,874

United Arab Emirates — 0.0%
Dubai Islamic Bank	663,170	1,360

United Kingdom — 14.5%
3i Group	823,770	5,728
Amlin	1,726,325	12,036
Antofagasta	555,051	6,406
APERAM*	63,218	2,031
ARM Holdings	1,400,617	20,059
ARM Holdings ADR	1,110,168	47,560
Ashtead Group	427,250	7,052
ASOS*	114,059	4,364
Associated British Foods	500,853	25,123
AstraZeneca	179,683	13,451
BAE Systems ADR	1,026,400	30,854
Barclays	3,935,775	15,110
Berkeley Group Holdings	204,810	8,234
BG Group	507,790	7,159
BHP Billiton	306,588	7,284
BP PLC ADR	276,297	10,864
British American Tobacco	382,044	22,702
Britvic	326,710	3,395
Burberry Group	313,994	8,114
Capita	919,607	15,410
Centrica	5,026,700	22,404
CSR	64,970	842
Debenhams	627,538	707
Diageo	1,029,559	31,940
EnQuest*	459,062	356
Experian	859,708	13,638
Halma	332,440	3,488
Hargreaves Lansdown	689,508	10,533
Home Retail Group	1,009,815	3,169
HSBC Holdings	5,628,677	56,150
Hunting	64,030	578
Imperial Tobacco Group	673,600	31,225
Inchcape	157,269	1,770
Investec	532,913	4,940
ITV	10,807,748	36,254
Marks & Spencer Group ADR	1,997,300	30,439
Mondi	351,519	6,028
Pace	370,995	2,089
Persimmon	1,560,946	37,474
Petrofac	520,463	6,724
Premier Farnell	1,767,096	4,638
Premier Oil	578,008	1,693
Prudential	1,311,755	31,800
QinetiQ	613,518	1,901
Reckitt Benckiser Group	441,877	36,365
Rio Tinto	484,631	22,712
Rio Tinto ADR (A)	929,884	43,332
Rolls-Royce Holdings	620,263	8,184
Royal Dutch Shell, Cl A	1,254,875	41,996

SOI5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Royal Dutch Shell, Cl A (GBP)	401,239	$13,400
Royal Dutch Shell ADR, Cl A (A)	560,000	37,189
RPC Group	75,736	697
Sage Group ADR	593,276	15,074
Shire	1,242,982	88,705
Sky	1,030,380	15,039
St. James’s Place	859,416	10,686
Standard Chartered	712,910	10,463
Subsea 7	1,330,763	13,277
Tullow Oil	944,759	6,303
Wolseley	285,723	16,064

		993,202

United States — 2.6%
Affymetrix* (A)	99,662	910
Argan	44,414	1,411
Axis Capital Holdings	637,000	31,882
Basic Energy Services*	122,793	1,097
Cambrex*	106,113	2,414
Carnival, Cl A	675,694	29,839
Computer Sciences	170,682	10,818
Engility Holdings*	22,303	938
Everest Re Group	209,287	36,707
FBR*	28,306	706
Green Plains Renewable Energy (A)	59,740	1,793
Hawaiian Holdings* (A)	44,229	897
LifePoint Hospitals*	22,351	1,546
Medifast*	82,840	2,444
Murphy USA*	22,411	1,428
OmniVision Technologies*	39,164	1,132
Pantry*	53,779	1,428
Pilgrim’s Pride* (A)	182,529	5,896
Pioneer Energy Services*	202,010	1,220
PriceSmart	104,013	10,085
RenaissanceRe Holdings (A)	157,400	15,412
Renewable Energy Group* (A)	52,732	502
Repligen*	99,680	2,280
REX American Resources*	20,894	1,322
RPX*	67,875	890
Signet Jewelers	21,080	2,761
St. Joe* (A)	127,679	2,374
Taro Pharmaceuticals Industries*	13,591	1,948
Vectrus*	90,005	2,543

		174,623

Total Common Stock (Cost $5,696,761) ($ Thousands)		6,366,657

PREFERRED STOCK — 0.9%

Brazil — 0.5%
Cia Energetica de Minas Gerais	1,058,754	5,787
Cia Paranaense de Energia	98,000	1,356
Itau Unibanco Holding	248,250	3,745
Itau Unibanco Holding ADR	713,957	10,752
Telefonica Brasil	568,400	11,668

		33,308

Germany — 0.4%
Volkswagen	121,800	28,121

Total Preferred Stock (Cost $60,847) ($ Thousands)		61,429

Description		Shares/Face Amount (Thousands) (1)	Market Value ($ Thousands)
		Number of Rights
RIGHTS — 0.0%

Australia — 0.0%
Harvey Norman Holdings, Expires 12/17/14*		27,932	$43

Total Rights (Cost $—) ($ Thousands)			43

AFFILIATED PARTNERSHIP — 6.8%
SEI Liquidity Fund, L.P. 0.070%**† (B)		464,454,926	464,455

Total Affiliated Partnership (Cost $464,455) ($ Thousands)			464,455

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†		251,014,966	251,015

Total Cash Equivalent (Cost $251,015) ($ Thousands)			251,015

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
U.S. Treasury Bills
0.046%, 05/28/2015		3,144	3,143
0.045%, 01/08/2015		1,200	1,200
0.041%, 03/05/2015		19,520	19,519

Total U.S. Treasury Obligations (Cost $23,861) ($ Thousands)			23,862

TIME DEPOSITS — 1.9%
Brown Brothers Harriman
4.250%, 12/01/2014	ZAR	2,919	264
2.600%, 12/01/2014	NZD	—	—
1.512%, 12/01/2014	AUD	361	308
0.300%, 12/01/2014	NOK	6	1
0.206%, 12/01/2014	CAD	134	118
0.089%, 12/01/2014	GBP	388	608
0.030%, 12/01/2014		122,460	122,460
0.005%, 12/01/2014	HKD	635	82
0.005%, 12/01/2014	JPY	300,551	2,532
0.005%, 12/01/2014	SEK	—	—
0.005%, 12/01/2014	SGD	390	299
0.001%, 12/01/2014	CHF	2,815	2,921
0.000%, 12/01/2014	DKK	16	3
(0.105)%, 12/01/2014	EUR	244	305

Total Time Deposits (Cost $129,901) ($ Thousands)			129,901

Total Investments — 106.8% (Cost $6,626,840) ($ Thousands)			$7,297,362

SOI6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2014

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	2,076	Dec-2014	$2,012
FTSE 100 Index	641	Dec-2014	1,047
Hang Seng Index	76	Dec-2014	45
S&P TSX 60 Index	206	Dec-2014	(336)
SPI 200 Index	203	Dec-2014	(287)
Topix Index	458	Dec-2014	4,319

			$6,800

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,833,637 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at November 30, 2014. The total market value of securities on loan at November 30, 2014 was $440,822 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2014 was $464,455 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,360,712	$5,945	$—	$6,366,657
Preferred Stock	61,429	—	—	61,429
Rights	43	—	—	43
Affiliated Partnership	—	464,455	—	464,455
Cash Equivalent	251,015	—	—	251,015
U.S. Treasury Obligations	—	23,862	—	23,862
Time Deposits	—	129,901	—	129,901

Total Investments in Securities	$6,673,199	$624,163	$—	$7,297,362

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$7,423	$—	$—	$7,423
Unrealized Depreciation	(623)	—	—	(623)

Total Other Financial Instruments	$6,800	$—	$—	$6,800

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SOI7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.9%

Argentina — 0.4%
MercadoLibre	2,500	$352

Australia — 2.7%
Australia & New Zealand Banking Group	11,952	326
BGP Holdings*	4,500	—
BHP Billiton ADR	6,138	317
Brambles	23,920	199
Caltex Australia	1,870	48
Cochlear	2,459	146
Collins Foods	16,130	31
Commonwealth Bank of Australia	6,106	421
Insurance Australia Group	34,220	186
Leighton Holdings	1,880	32
Objective Corporation*	5,533	6
Telstra	21,080	102
Treasury Wine Estates	26,184	106
Watpac	21,979	15
Woodside Petroleum	5,990	183
Woolworths	2,893	77

		2,195

Austria — 2.2%
Austria Technologie & Systemtechnik*	1,919	21
Conwert Immobilien Invest	17,403	211
Erste Group Bank	11,743	319
OMV	8,837	256
Porr Ag	1,177	68
Schoeller-Bleckmann Oilfield Equipment	4,859	386
Strabag	1,589	37
Voestalpine	11,458	477

		1,775

Belgium — 0.4%
Anheuser-Busch InBev	2,180	257
Jensen-Group	478	9
Sioen Industries	1,719	24
TER Beke	86	7

		297

Brazil — 2.4%
Banco Bradesco ADR	18,951	293
Banco do Brasil	46,200	530
Cia Energetica de Minas Gerais ADR	36,086	199
Cia Paranaense de Energia ADR	15,136	210
Embraer ADR	5,400	200
Kroton Educacional	18,600	129
Qualicorp*	5,100	55
Telefonica Brasil ADR	13,097	269

		1,885

Canada — 5.7%
Bank of Nova Scotia	700	43
Canadian Imperial Bank of Commerce	1,630	152
Canadian National Railway	3,700	264

Description	Shares	Market Value ($ Thousands)
Canadian Natural Resources	3,000	$100
Canfor Pulp Products	2,300	27
Cascades	2,300	13
Cenovus Energy	3,000	68
Centerra Gold	5,800	26
Cervus Equipment	550	9
Chorus Aviation, Cl A	5,140	20
Cipher Pharmaceuticals*	22,700	306
Cogeco Cable	1,000	57
Dominion Diamond*	3,300	54
Fairfax Financial Holdings	750	382
Genworth MI Canada	2,400	87
High Arctic Energy Services	10,229	34
Information Services, Cl A	2,100	35
Magellan Aerospace	1,300	16
Magna International, Cl A	4,400	472
North American Energy Partners*	908	4
OceanaGold*	17,900	33
Reitmans Canada, Cl A*	6,800	35
Ridley	300	8
Ritchie Bros Auctioneers	4,600	120
Rogers Communications, Cl B	5,442	219
Royal Bank of Canada	9,400	686
Strad Energy Services	29,908	109
Suncor Energy	5,900	187
Talisman Energy	49,600	237
Toronto-Dominion Bank	9,400	475
Transat AT, Cl A*	700	6
Transcontinental, Cl A	8,100	109
Trimac Transportation	1,300	8
WestJet Airlines, Cl A	1,600	45
Yellow Media*	11,633	212

		4,658

Chile — 0.1%
Enersis ADR	2,614	44

China — 3.9%
Agricultural Bank of China	323,000	153
Anhui Conch Cement	101,000	342
ANTA Sports Products	53,000	110
Baidu ADR*	1,600	392
Bank of China	506,000	261
China Oilfield Services	219,800	387
China Shipping Container Lines*	782,000	230
China Telecom	8,000	5
Industrial & Commercial Bank of China	392,000	266
Mindray Medical International ADR	12,004	361
Sun Art Retail Group	61,500	70
Vipshop Holdings ADR*	2,500	57
Want Want China Holdings	134,000	176
Weichai Power	100,200	380

		3,190

Colombia — 0.3%
Bancolombia ADR, Cl R	5,506	285

Czech Republic — 0.3%

SOI1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Komercni Banka	1,139	$254

Denmark — 1.3%
Danske Bank	4,020	115
DSV	7,885	248
Novo Nordisk, Cl B	4,297	196
Novozymes, Cl B	4,570	201
Pandora	2,366	210
Vestas Wind Systems*	2,780	103

		1,073

Finland — 1.7%
Atria, Cl A	6,578	60
Cramo	2,440	36
HKScan, Cl A	6,711	30
Kone, Cl B	5,847	270
Neste Oil	13,023	310
Orion, Cl B	3,238	111
Sampo, Cl A	6,047	299
Stora Enso, Cl R	6,514	58
Tieto	674	17
UPM-Kymmene	9,844	164

		1,355

France — 3.2%
Boiron	670	60
Bongrain	344	23
Burelle	141	98
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	652	21
Cegid Group	1,826	66
Credit Agricole Atlantique Vendee	93	11
Credit Agricole Ile de France	82	7
Credit Agricole Toulouse	377	38
Credit Industriel et Commercial	40	8
Edenred	5,616	162
Essilor International	3,230	364
EuropaCorp*	2,531	15
Fonciere Euris	59	5
Groupe Fnac*	1,460	70
Groupe Guillin	173	33
Infotel	178	4
Ipsen	2,948	156
Lafarge	3,546	253
Le Belier	1,847	56
Linedata*	339	9
Natixis	5,120	36
PSB Industries*	84	4
Societe Generale	6,959	346
Sodexo	3,335	337
Tessi	178	18
UBISOFT Entertainment*	9,335	164
Valeo	1,740	215
Vetoquinol	450	20

		2,599

Germany — 3.4%
Allianz	1,230	212
BASF	3,029	276
Bastei Lubbe	519	5
bet-at-home.com	138	9
Brenntag	3,156	174
Constantin Medien*	9,520	14
Continental	2,611	551

Description	Shares	Market Value ($ Thousands)
Deutsche Boerse	4,099	$300
Deutsche Lufthansa	10,310	185
Deutsche Post	3,270	109
FRoSTA	447	15
Hannover Rueck	276	25
Leifheit	293	16
MTU Aero Engines	1,274	114
Nordex*	250	5
Patrizia Immobilien*	4,803	68
Rhoen Klinikum	3,260	95
SAP	3,491	247
Sky Deutschland*	27,462	227
Ultrasonic*	1,032	1
United Internet	2,050	91
VERBIO Vereinigte BioEnergie*	5,127	8

		2,747

Hong Kong — 2.7%
1010 Printing Group	86,180	12
Champion Technology Holdings	98,000	2
Cheung Kong Holdings	13,000	239
China Mobile	37,500	462
Chuang’s Consortium International	132,000	16
Cinderella Media Group	62,000	12
CSI Properties	810,000	34
EcoGreen Fine Chemicals Group	540,000	159
Hang Seng Bank	12,400	207
Hong Kong Exchanges and Clearing	17,800	388
Hong Kong Ferry Holdings	46,000	53
Keck Seng Investments	8,000	8
Luen Thai Holdings	52,000	10
Orient Overseas International	79,000	477
Rykadan Capital	590,000	104
Wing On International	12,111	35

		2,218

India — 2.0%
ICICI Bank ADR	19,502	1,148
Tata Motors ADR	10,072	460

		1,608

Indonesia — 0.8%
Asahimas Flat Glass	2,500	2
Astra Graphia	60,600	10
Bank Negara Indonesia Persero	215,100	106
Bank Rakyat Indonesia Persero	265,800	251
Indofood Sukses Makmur	373,500	205
Telekomunikasi Indonesia Persero	104,000	24
Telekomunikasi Indonesia Persero ADR	1,862	86

		684

Ireland — 1.9%
CRH	8,201	194
ICON*	14,555	808
James Hardie Industries	19,066	197
Ryanair Holdings ADR*	5,500	346

		1,545

Israel — 0.0%

SOI2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
El Al Israel Airlines*	202,512	$31

Italy — 0.8%
Caltagirone	3,934	10
Danieli & C Officine Meccaniche	145	4
El.En.	704	21
Exor	4,444	198
Fiat Chrysler Automobiles*	22,086	276
FNM	94,636	69
Italmobiliare*	477	12
La Doria	7,970	67
Servizi Italia	1,236	7

		664

Japan — 10.3%
Alps Logistics	600	6
Asahi Broadcasting	8,800	71
Asahi Kasei	28,000	243
AT-Group	4,000	69
Central Security Patrols	400	4
Computer Engineering & Consulting	8,400	73
Daito Trust Construction	3,000	339
Daiwa House Industry	16,600	316
Daiwa Securities Group	31,000	249
Denso	15,600	729
Dowa Holdings	10,000	83
FANUC	1,100	186
Fast Retailing	600	218
Fuji Kiko	2,000	10
Fujitsu	12,000	69
Fukuda Denshi	200	10
G-7 Holdings	6,400	49
Haruyama Trading	2,700	16
Haseko	28,100	234
Hiroshima Gas	2,000	5
Hitachi	56,000	432
Hokkaido Coca-Cola Bottling	3,000	13
Hokkan Holdings	3,000	7
Hokuriku Electrical Construction	2,000	10
Hokuriku Gas	13,000	31
Itochu	8,100	93
Japan Airlines	8,000	235
Japan Exchange Group	11,900	305
Kawasumi Laboratories	2,300	14
KDDI	2,800	179
Keiyo Gas	1,000	5
Kitamura	2,500	14
Kyosei Rentemu	1,000	10
Kyowa Leather Cloth	2,600	16
Marubeni	29,800	188
Marubun	2,400	17
Maruzen - General Commercial Kitchen Appliances & Equipment	4,000	36
Matsui Construction	7,000	32
Mazda Motor	4,900	127
Mitani	600	13
Mitsubishi UFJ Financial Group	20,200	117
NDS	7,000	18
NIFTY	600	7
Nippon Steel & Sumitomo Metal	125,000	322
Nippon Telegraph & Telephone	6,700	359
Nisshin Fudosan	8,500	34

Description	Shares	Market Value ($ Thousands)
Nissin Sugar	2,200	$45
Panasonic	32,300	417
Pigeon	1,100	68
Rakuten	21,000	283
Saison Information Systems	400	4
San-Ai Oil	7,691	48
Sanshin Electronics	800	5
Secom	8,700	503
Seibu Electric Industry	1,000	4
Shimano	1,700	231
Shobunsha Publications	4,200	29
SMC	1,000	275
Sugimoto	1,000	9
Sumitomo Dainippon Pharma	400	4
Sumitomo Densetsu	300	3
Tachikawa	3,800	23
Tera Probe	2,400	23
Tokyo Electron	2,400	164
Toyota Motor	8,200	505
Trend Micro	700	21
Yachiyo Industry	2,000	14
Yonekyu	2,100	33
Zenkoku Hosho	2,000	60

		8,384

Malaysia — 0.1%
Malaysian Pacific Industries	41,200	62
Tenaga Nasional	1,200	5

		67

Mexico — 1.1%
America Movil, Ser L	240,285	285
America Movil ADR, Ser L, Cl L	3,532	83
Gruma, Ser B, Cl B	3,651	40
Grupo Financiero Interacciones, Cl O	10,799	81
Industrias Bachoco	53,147	251
Industrias Bachoco ADR	2,630	149

		889

Netherlands — 2.6%
AerCap Holdings*	4,870	216
Core Laboratories	5,490	707
DOCdata*	492	12
Heineken Holding	3,906	268
ING Groep*	288	4
KAS Bank	5,223	63
Neways Electronics International	970	9
SNS Reaal*	1,762	1
Unilever	18,826	769
Yandex, Cl A*	4,500	112

		2,161

New Zealand — 0.7%
Air New Zealand	8,185	16
Fletcher Building	34,093	219
Meridian Energy	28,338	38
Spark New Zealand	134,845	324

		597

Norway — 1.9%
DnB	57,728	960
Havyard Group	4,268	16
Kvaerner	73,408	91
Norsk Hydro	66,092	388
Seadrill	2,961	43

SOI3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Spectrum	1,173	$5
Yara International	1,200	51

		1,554

Panama — 0.1%
Copa Holdings, Cl A	678	76

Peru — 0.2%
Credicorp	1,100	182

Philippines — 0.3%
Cebu Air	23,720	41
San Miguel	44,210	76
Top Frontier Investment Holdings*	39,410	109

		226

Poland — 0.4%
Ciech	2,191	29
PGE	36,075	208
Tauron Polska Energia	35,607	55
Zespol Elektrowni Patnow Adamow Konin	1,150	10

		302

Portugal — 0.1%
Galp Energia, Cl B	4,024	49
Portucel	4,792	17

		66

Russia — 0.4%
Magnit GDR	547	32
Magnit PJSC GDR	4,122	238
Sberbank of Russia ADR	11,750	72
Surgutneftegas ADR	3,407	20

		362

Singapore — 2.3%
China Yuchai International	1,105	19
DBS Group Holdings	65,000	989
Frencken Group	50,000	9
Golden Agri-Resources	8,000	3
GP Batteries International	11,708	7
Hong Leong Finance	4,000	8
Lantrovision Singapore	24,000	11
NatSteel	14,000	17
New Toyo International Holdings	112,000	21
Oversea-Chinese Banking	17,000	137
Popular Holdings	16,000	3
QAF	6,792	5
Sunningdale Tech	173,000	25
United Industrial	101,000	271
United Overseas Bank	18,000	331

		1,856

South Africa — 2.4%
FirstRand	96,015	432
Hulamin*	24,184	15
Massmart Holdings	7,915	100
Naspers, Cl N	5,033	653
Sanlam	26,216	174
Sasol	9,853	412
Sibanye Gold ADR	6,177	43
Standard Bank Group	997	12

Description	Shares	Market Value ($ Thousands)
Telkom	26,747	$166

		2,007

South Korea — 3.7%
Hyundai Mobis	2,042	455
LG.Philips LCD*	510	16
NAVER	330	225
NEOWIZ HOLDINGS*	3,659	52
POSCO	1,166	318
Samsung Electronics	1,116	1,297
SK Hynix	10,269	445
SK Telecom	893	226
YESCO	577	20

		3,054

Spain — 1.2%
ACS Actividades Construcciones y Servicios	1,656	59
Amadeus IT Holding, Cl A	16,030	640
Inditex	10,401	303

		1,002

Sweden — 2.5%
Atlas Copco, Cl B	15,238	406
Betsson	1,415	51
BillerudKorsnas	7,700	114
Biotage	14,737	25
Electrolux, Cl B	8,965	267
Eolus Vind, Cl B	7,571	29
Getinge, Cl B	19,681	456
Svenska Handelsbanken, Cl A	9,849	482
Vitrolife	3,324	66
Volvo, Cl B	12,944	142

		2,038

Switzerland — 4.7%
Actelion	1,370	163
Aryzta	2,220	178
Cie Financiere Richemont	1,670	158
Credit Suisse Group ADR	11,358	303
Geberit	480	168
Highlight Communications	1,487	6
Nestle	7,228	544
Novartis	2,390	232
Novartis ADR	6,609	639
Roche Holding	2,730	820
Siegfried Holding	1,124	184
Swiss Life Holding	31	7
Swiss Re	2,470	212
Tamedia	129	17
Transocean	9,965	209

		3,840

Taiwan — 3.1%
Advanced Semiconductor Engineering ADR	97,610	603
AU Optronics ADR	14,611	69
Hermes Microvision	1,000	48
Hon Hai Precision Industry	104,097	326
Hon Hai Precision Industry GDR	52,999	334
Pegatron	3,633	8
Taishin Financial Holding	189,680	88

SOI4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Taiwan Semiconductor Manufacturing ADR	44,391	$1,042

		2,518

Thailand — 0.4%
Kasikornbank	27,000	203
PTT	13,000	152
Total Access Communication	2,100	6

		361

Turkey — 1.2%
Akbank	100,161	406
BIM Birlesik Magazalar	7,110	159
Is Yatirim Menkul Degerler	44,696	23
Turkiye Garanti Bankasi	84,232	371

		959

United Arab Emirates — 0.0%
Dubai Islamic Bank	17,260	35

United Kingdom — 13.1%
3i Group	21,200	147
Amlin	29,559	206
Antofagasta	9,744	112
ARM Holdings	23,894	342
ARM Holdings ADR	20,813	892
Ashtead Group	11,000	182
ASOS*	2,178	83
Associated British Foods	9,394	471
AstraZeneca	6,447	483
Berkeley Group Holdings	5,280	212
BG Group	8,947	126
BHP Billiton	8,732	207
BP	21,255	140
BP PLC ADR	5,984	235
British American Tobacco	6,529	388
British Polythene Industries	1,644	16
Britvic	8,415	87
Burberry Group	4,965	128
Capita	15,877	266
Cenkos Securities	9,445	27
CML Microsystems	2,278	13
CSR ADR	1,599	83
Dart Group	7,297	31
Dechra Pharmaceuticals	610	8
Diageo	19,301	599
Experian	14,894	236
Gem Diamonds*	2,656	7
Halma	8,560	90
Hargreaves Lansdown	11,607	177
HSBC Holdings	61,647	615
Impellam Group	683	5
Mecom Group	4,327	9
Mondi	1,927	33
NWF Group*	20,576	46
Pace	6,550	37
Persimmon	7,580	182
Premier Farnell	30,650	80
Produce Investments	1,593	5
Prudential	26,202	635
Rio Tinto	8,491	398
Rio Tinto ADR	8,860	413
RM	5,928	15
Rolls-Royce Holdings	10,660	141
Shire	14,334	1,023

Description	Shares	Market Value ($ Thousands)
St. Ives	2,512	$7
St. James’s Place	14,698	183
Standard Chartered	12,325	181
Subsea 7	24,948	249
Trinity Mirror*	6,418	15
TUI Travel	642	4
Tullow Oil	15,892	106
Vedanta Resources	1,107	13
Vodafone Group ADR	289	11
Wolseley	4,994	281
Xchanging	23,731	64

		10,745

United States — 2.9%
Adams Resources & Energy	651	29
Asta Funding*	2,582	22
Carnival, Cl A	12,667	559
Central Garden and Pet, Cl A*	3,542	29
Core Molding Technologies*	347	5
Covenant Transportation Group, Cl A*	464	12
Ducommun*	2,273	57
Everest Re Group	3,924	688
Handy & Harman*	732	27
LS Starrett, Cl A	381	6
McClatchy, Cl A*	2,040	7
MicroFinancial	596	5
NCI, Cl A*	2,183	26
Noranda Aluminum Holding	4,472	17
Pantry*	4,424	118
PCM*	851	8
Pilgrim’s Pride*	6,435	208
PriceSmart	1,900	184
Rocky Brands	534	8
Signet Jewelers	550	72
Skilled Healthcare Group, Cl A*	1,154	8
SL Industries*	961	37
Supreme Industries, Cl A	3,644	26
Unifi*	5,470	156
Willis Lease Finance*	1,848	40

		2,354

Total Common Stock (Cost $71,611) ($ Thousands)		75,094

PREFERRED STOCK — 0.6%

Brazil — 0.5%
Banco Bradesco	8,500	132
Centrais Eletricas Santa Catarina	8,800	49
Itau Unibanco Holding	5,500	83
Itau Unibanco Holding ADR	11,523	173

		437

Germany — 0.1%
Einhell Germany	165	6
Hornbach Holding	312	26
Westag & Getalit	305	7

		39

Total Preferred Stock (Cost $529) ($ Thousands)		476

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A

SOI5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2014

Description		Shares/Face Amount (Thousands) (1)	Market Value ($ Thousands)
0.010%**†		3,808,315	$3,808

Total Cash Equivalent (Cost $3,808) ($ Thousands)			3,808

U.S. TREASURY OBLIGATION (A) (B) — 0.4%
U.S. Treasury Bills
0.040%, 03/05/2015		305	305

Total U.S. Treasury Obligation (Cost $305) ($ Thousands)			305

TIME DEPOSITS — 2.1%
Brown Brothers Harriman
4.250%, 12/01/2014	ZAR	—	—
2.600%, 12/01/2014	NZD	20	16
1.512%, 12/01/2014	AUD	60	51
0.300%, 12/01/2014	NOK	108	15
0.206%, 12/01/2014	CAD	26	23
0.089%, 12/01/2014	GBP	55	86
0.030%, 12/01/2014		1,228	1,228
0.005%, 12/01/2014	HKD	129	17
0.005%, 12/01/2014	JPY	5,876	50
0.005%, 12/01/2014	SEK	196	26
0.005%, 12/01/2014	SGD	31	24
0.001%, 12/01/2014	CHF	43	45
0.000%, 12/01/2014	DKK	324	54
(0.105)%, 12/01/2014	EUR	90	112

Total Time Deposits (Cost $1,747) ($ Thousands)			1,747

Total Investments — 99.7% (Cost $78,000) ($ Thousands)			$81,430

A list of the open futures contracts held by the Fund at November 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	31	Dec-2014	$17
FTSE 100 Index	10	Dec-2014	12
Hang Seng Index	1	Dec-2014	—
S&P TSX 60 Index	3	Dec-2014	(3)
SPI 200 Index	3	Dec-2014	(5)
Topix Index	6	Dec-2014	40

			$61

For the period ended November 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $81,689 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

Ser — Series

TSX — Toronto Stock Exchange

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$74,971	$123	$—	$75,094
Preferred Stock	476	—	—	476
Cash Equivalent	3,808	—	—	3,808
U.S. Treasury Obligation	—	305	—	305
Time Deposits	—	1,747	—	1,747

Total Investments in Securities	$79,255	$2,175	$—	$81,430

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$69	$—	$—	$69
Unrealized Depreciation	(8)	—	—	(8)

Total Other Financial Instruments	$61	$—	$—	$61

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changed in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SOI6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 72.6%

Argentina — 1.2%
Cresud SACIF y A ADR*	10,000	$118
Grupo Financiero Galicia ADR	59,000	945
YPF ADR	30,000	1,003

		2,066

Brazil — 2.5%
AMBEV	51,900	339
Banco do Brasil	52,300	600
BR Malls Participacoes	9,700	70
Cielo	11,600	195
Cyrela Brazil Realty Empreendimentos e Participacoes	20,600	99
EcoRodovias Infraestrutura e Logistica	29,500	125
Even Construtora e Incorporadora	127,000	283
Ez Tec Empreendimentos e Participacoes	9,700	86
Grendene	41,158	270
Iguatemi Empresa de Shopping Centers	26,388	267
JBS	78,000	361
Light	37,400	302
Linx	12,410	279
Lojas Renner	3,700	110
M Dias Branco	5,400	206
Mahle-Metal Leve Industria e Comercio	26,744	237
Petroleo Brasileiro ADR, Cl A	5,800	59
Porto Seguro	25,400	310
Raia Drogasil	7,000	68
Sul America	26,000	129
Tim Participacoes	14,800	72
Vale ADR, Cl B	7,000	54

		4,521

Canada — 0.3%
Africa Oil*	148,000	402
Parex Resources*	15,000	106

		508

China — 8.8%
Agricultural Bank of China	425,000	202
Bank of China	4,586,000	2,365
Bank of Chongqing, Cl H	192,500	140
BYD Electronic International	230,000	258
China CITIC Bank, Cl H	993,000	739
China Communications Construction, Cl H	943,000	944
China Construction Bank, Cl H	1,921,000	1,456
China Hongqiao Group	281,500	215
China Life Insurance, Cl H	93,000	323
China Minsheng Banking, Cl H	116,500	128
China Petroleum & Chemical, Cl H	216,000	177
China Petroleum & Chemical ADR	13,400	1,083
China Railway Construction, Cl H	936,000	1,075
China Railway Group, Cl H	1,206,000	874

Description	Shares	Market Value ($ Thousands)
China Shenhua Energy, Cl H	85,000	$242
Datang International Power Generation, Cl H	474,000	266
Dongfeng Motor Group, Cl H	184,000	280
E-House China Holdings ADR	16,349	155
Evergrande Real Estate Group	469,000	191
Great Wall Motor, Cl H	33,000	166
Guangzhou R&F Properties	308,000	380
Huaneng Power International, Cl H	284,000	333
Industrial & Commercial Bank of China	1,602,000	1,087
Jiangsu Expressway, Cl H	194,000	220
Jiangxi Copper, Cl H	147,000	264
Maanshan Iron & Steel, Cl H	1,092,000	287
PetroChina, Cl H	370,000	401
PetroChina ADR	300	32
PW Medtech Group*	387,000	202
Shimao Property Holdings	45,500	109
Sihuan Pharmaceutical Holdings Group	140,000	105
Sinopharm Group, Cl H	197,600	737
Zhejiang Expressway, Cl H	190,000	213

		15,649

Colombia — 1.0%
Bancolombia ADR, Cl R	25,000	1,292
Grupo Aval Acciones y Valores ADR	35,000	435

		1,727

Czech Republic — 0.3%
CEZ	9,458	264
Komercni Banka	1,428	318

		582

Egypt — 0.8%
Commercial International Bank Egypt GDR	210,000	1,401

Greece — 0.3%
Hellenic Exchanges — Athens Stock Exchange Holding	41,000	292
OPAP	23,000	289

		581

Hong Kong — 4.4%
China Everbright	162,000	376
China High Speed Transmission Equipment Group	268,000	182
China Huishan Dairy Holdings	412,000	87
China Mobile	41,500	512
China Mobile ADR	24,600	1,518
China Taiping Insurance Holdings*	149,600	386
China Traditional Chinese Medicine	524,000	321
CITIC Telecom International Holdings	735,000	303
CNOOC	183,000	268
Comba Telecom Systems Holdings	514,000	201
EVA Precision Industrial Holdings	1,208,000	311
Far East Horizon	106,000	99

SOI1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Geely Automobile Holdings	645,000	$280
Guotai Junan International Holdings	412,000	306
KWG Property Holding	403,500	315
Lenovo Group	156,000	219
Shenzhen Investment	982,000	291
Sitoy Group Holdings	257,000	212
Skyworth Digital Holdings	738,000	412
Sun Hung Kai	375,000	280
Sunny Optical Technology Group	190,000	335
United Laboratories International Holdings*	366,000	247
Wasion Group Holdings	292,000	312

		7,773

India — 2.6%
Dr Reddy’s Laboratories ADR	23,500	1,372
ICICI Bank ADR	20,100	1,184
Infosys ADR	6,400	447
Tata Motors ADR	34,100	1,557

		4,560

Indonesia — 2.8%
Adhi Karya Persero	1,075,000	245
Alam Sutera Realty	3,155,300	145
Astra International	192,200	112
Bank Central Asia	888,000	953
Bank Negara Indonesia Persero	1,870,900	924
Ciputra Development	1,295,900	139
Indo Tambangraya Megah	31,700	50
Indocement Tunggal Prakarsa	353,200	714
Indofood Sukses Makmur	679,600	373
Matahari Department Store	174,900	215
Pakuwon Jati	6,400,600	270
Perusahaan Gas Negara Persero	449,900	219
Semen Indonesia Persero	76,400	100
Telekomunikasi Indonesia Persero	860,100	199
Vale Indonesia	794,300	259

		4,917

Kashmiri — 0.3%
i-SENS*	3,928	223
Medy-Tox	687	153
Simm Tech	16,356	152

		528

Kazakhstan — 0.5%
KazMunaiGas Exploration Production GDR	11,720	180
KCell GDR	70,000	714

		894

Malaysia — 1.4%
AMMB Holdings	79,600	157
Axiata Group	48,000	100
Berjaya Auto	212,600	211
Berjaya Food	104,200	102
DiGi.Com	80,300	150
IJM	206,700	414
Karex*	228,400	205
Maxis	58,800	120
Petronas Gas	15,900	107
Sime Darby	32,000	92

Description	Shares	Market Value ($ Thousands)
SKP Resources	300,500	$65
Telekom Malaysia	153,500	321
UMW Holdings	154,500	515

		2,559

Mexico — 1.2%
Alfa, Cl A	67,600	180
America Movil, Ser L	165,900	197
Arca Continental	58,800	380
Compartamos	121,800	260
Fibra Uno Administracion‡	19,100	63
Fomento Economico Mexicano	19,400	188
Grupo Aeroportuario del Centro Norte Sab, Cl B	64,163	293
Grupo Herdez	50,827	131
Grupo Mexico, Ser B	73,700	241
Grupo Televisa	10,100	75
Kimberly-Clark de Mexico, Cl A	66,400	152

		2,160

Nigeria — 0.7%
Guaranty Trust Bank	6,000,000	840
Zenith Bank	3,750,000	431

		1,271

Panama — 1.1%
Avianca Holdings ADR	48,400	622
Copa Holdings, Cl A	7,400	828
InRetail Peru* (A)	25,000	484

		1,934

Peru — 0.6%
Credicorp	6,100	1,011

Philippines — 3.8%
Aboitiz Equity Ventures	103,450	121
BDO Unibank	665,000	1,617
Bloomberry Resorts*	938,600	291
Jollibee Foods	245,000	1,129
Megaworld	11,345,000	1,268
Robinsons Land	592,000	340
Security Bank	116,220	409
Universal Robina	350,000	1,521

		6,696

Poland — 2.1%
Asseco Poland	17,000	273
CCC	6,314	274
Enea	33,000	176
PGE	177,307	1,024
PKP Cargo	8,780	203
Powszechny Zaklad Ubezpieczen	10,488	1,501
Tauron Polska Energia	197,604	305

		3,756

Qatar — 0.2%
Barwa Real Estate	32,054	427

Romania — 0.5%
Banca Transilvania*	1,880,000	908

Russia — 2.2%
Gazprom OAO ADR	137,691	803
Lukoil ADR	6,200	284

SOI2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Lukoil OAO ADR	31,072	$1,446
MMC Norilsk Nickel ADR	13,731	244
Sberbank of Russia ADR	24,300	149
Sistema GDR	21,509	124
Tatneft ADR	6,686	205
Tatneft OAO ADR	21,397	656

		3,911

South Africa — 4.1%
Aspen Pharmacare Holdings	4,266	155
Astral Foods	9,000	140
Aveng	81,773	126
AVI	48,313	336
Barclays Africa Group	18,845	304
Barloworld	7,742	73
Capitec Bank Holdings	10,384	297
Clicks Group	33,000	238
FirstRand	106,951	481
Foschini Group	7,095	93
Imperial Holdings	10,762	195
Kumba Iron Ore	5,823	136
Liberty Holdings	22,189	264
Life Healthcare Group Holdings	54,036	204
MMI Holdings	253,888	725
MTN Group	16,311	322
Nampak	67,910	276
Naspers, Cl N	6,648	863
Northam Platinum*	65,080	206
Redefine Properties‡	213,499	195
Sasol	15,224	637
Sibanye Gold	187,524	342
SPAR Group	17,755	253
Standard Bank Group	16,337	202
Steinhoff International Holdings	23,366	123
Truworths International	13,020	94

		7,280

South Korea — 8.4%
BS Financial Group	12,329	175
CJ	941	138
Coway	3,063	239
Daesang	5,634	192
Dongbu Insurance	3,072	154
Doosan	844	88
Doosan Heavy Industries & Construction	7,888	186
Fila Korea	2,247	212
Halla Visteon Climate Control	4,240	162
Hanwha	8,148	219
Hanwha Life Insurance	19,390	147
Hite Jinro	6,311	144
Hyosung	3,473	217
Hyundai Development - Engineering & Construction	117	4
Hyundai Marine & Fire Insurance	6,077	146
Industrial Bank of Korea	11,240	153
Kangwon Land	7,085	209
KH Vatec	5,190	169
Kia Motors	9,714	488
Korea Aerospace Industries	4,836	175
Korea Electric Power ADR	53,200	1,103
KT&G	18,063	1,580
Kyongnam Bank*	37,484	431
LG	3,747	220
LG Display ADR	38,900	596

Description	Shares	Market Value ($ Thousands)
LG Electronics	7,519	$431
LS Industrial Systems	2,937	171
MDS Technology	11,919	202
Meritz Fire & Marine Insurance	26,668	293
OCI Materials	5,565	276
S-1	1,678	115
Samsung Electronics	1,253	1,456
Samsung Fire & Marine Insurance	320	90
Samsung Heavy Industries	7,205	140
SK C&C	762	153
SK Holdings	749	115
SK Hynix	35,369	1,534
SK Innovation	1,051	81
SK Telecom	926	234
SK Telecom ADR	40,800	1,156
Suprema*	7,869	192
Tovis	26,433	379
Vieworks	8,666	258
Wonik IPS*	18,828	239

		15,062

Taiwan — 9.9%
Asustek Computer	115,000	1,252
AU Optronics ADR	151,400	718
Bioteque	125,000	269
Chailease Holding	66,000	170
Chicony Electronics	251,000	683
China Motor	116,000	103
Chipbond Technology	186,000	346
Compal Electronics	470,000	301
Coretronic	279,000	392
CTCI	65,000	106
Delta Electronics	37,000	223
Highwealth Construction	136,000	258
Hon Hai Precision Industry	592,000	1,855
Inventec	615,000	409
King’s Town Bank	253,000	268
Lite-On Technology	358,000	434
Makalot Industrial	39,000	197
MediaTek	11,000	165
Merida Industry	29,000	199
Nan Ya Printed Circuit Board	185,000	242
PChome Online	12,000	139
Pegatron	654,000	1,517
Pixart Imaging	126,000	266
Powertech Technology	176,000	294
Quanta Computer	100,000	249
Radiant Opto-Electronics	39,000	128
Realtek Semiconductor	119,000	396
Rechi Precision	216,000	213
Silergy	35,000	273
Sinmag Equipment	44,000	273
Taishin Financial Holding	379,000	176
Taiwan Cement	159,000	234
Taiwan PCB Techvest	190,000	284
Taiwan Semiconductor Manufacturing	183,000	837
Taiwan Semiconductor Manufacturing ADR	71,000	1,666
Transcend Information	53,000	174
Tung Thih Electronic	104,000	343
Vanguard International Semiconductor	60,000	93
Wan Hai Lines	292,000	258

SOI3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Wistron	678,000	$620
WPG Holdings	586,000	681

		17,704

Thailand — 4.0%
Advanced Info Service	20,100	146
Bangchak Petroleum	440,200	476
Bangkok Dusit Medical Services	371,700	210
Bangkok Life Assurance	89,400	148
Beauty Community	297,200	297
Hana Microelectronics	210,700	263
Kasikornbank	132,500	997
PTT	146,100	1,704
PTT Global Chemical	125,100	245
Sansiri	3,698,700	217
Sappe*	183,800	227
Siam Cement	85,300	1,226
Siam Commercial Bank	27,200	163
Thai Union Frozen Products	183,800	485
Thanachart Capital	358,300	365

		7,169

Turkey — 2.1%
Aksa Enerji Uretim, Cl B*	230,000	322
Albaraka Turk Katilim Bankasi	350,000	281
Arcelik	15,139	97
Aselsan Elektronik Sanayi Ve Ticaret	55,000	274
Dogan Sirketler Grubu Holding*	400,000	133
Dogus Otomotiv Servis ve Ticaret	30,000	159
Eregli Demir ve Celik Fabrikalari	348,755	709
Ford Otomotiv Sanayi	24,593	332
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl D*	140,000	135
Pegasus Hava Tasimaciligi*	11,972	175
Tofas Turk Otomobil Fabrikasi	17,914	127
Tumosan Motor ve Traktor Sanayi	75,000	170
Tupras Turkiye Petrol Rafinerileri	6,233	141
Turk Telekomunikasyon	55,794	179
Turk Traktor ve Ziraat Makineleri	10,909	343
Turkiye Garanti Bankasi	39,800	175

		3,752

United Arab Emirates — 3.7%
DAMAC Real Estate
Development GDR	122,000	2,013
Dubai Islamic Bank	979,275	2,008
Emaar Properties PJSC	870,000	2,595

		6,616

United Kingdom — 0.1%
Al Noor Hospitals Group	12,606	195

United States — 0.9%
Luxoft Holding, Cl A*	8,289	327
PriceSmart	8,000	776
Southern Copper	16,500	494

		1,597

Total Common Stock (Cost $129,742) ($ Thousands)		129,715

Description	Number of Warrants/Shares	Market Value ($ Thousands)

WARRANTS — 11.6%
Al Mouwasat Medical Services,
Expires 09/20/17	34,000	$1,127
Al Tayyar Travel Group‡‡	19,600	632
Almacenes Exito‡‡	42,500	514
Arcelik‡‡	38,700	248
Bupa Arabia for Cooperative Insurance, Expires 04/05/17	34,600	1,445
Cemex Latam Holdings‡‡	166,400	1,269
City Union Bank, Expires 06/30/15	208,382	311
CLSA Financial Products, Expires 06/30/15	119,625	205
Crompton Greaves, Expires 12/14/16	91,001	279
East African Breweries‡‡	229,975	773
Fawaz Abdulaziz Alhokair‡‡	26,100	685
First Gulf Bank PJSC‡‡	335,000	1,637
Fortis Healthcare, Expires 08/07/20	141,713	242
Glenmark Pharmaceuticals, Expires 06/28/18	24,037	317
Jyothy Laboratories, Expires 12/13/17	63,869	240
LIC Housing Finance, Expires 03/28/19	23,032	156
LIC Housing Finance, Expires 05/05/16	21,327	147
National Bank of Kuwait‡‡	530,000	1,747
NCC, Expires 01/04/18	162,451	175
Pegasus Hava Tasimaciligi‡‡	54,700	798
Qatar National Bank‡‡	8,100	510
Redington India, Expires 02/09/17	200,944	386
S.A.C.I. Falabella‡‡	65,000	466
Samba Financial Group, Expires 03/02/17	74,859	843
Saudi Pharmaceuticals Expires 12/31/14	32,487	348
Shriram Transport, Expires 06/30/15	21,616	375
SKS Microfinance, Expires 11/05/18	54,765	313
Turkiye Garanti Bankasi, Expires 11/30/17	240,000	1,012
United Bank, Expires 10/31/16	895,000	1,557
United International Transportation‡‡	60,500	1,112
UPL, Expires 03/18/19	36,971	205
Vingroup, Expires 01/20/16	158,000	355
Yes Bank, Expires 06/29/17	25,804	292

Total Warrants (Cost $21,555) ($ Thousands)		20,721

EXCHANGE TRADED FUNDS — 11.1%
Global X MSCI Colombia Fund	42,338	623
iPath MSCI India Index Fund	14,464	1,074
iShares MSCI Chile Capped Index Fund	34,182	1,424
iShares MSCI Emerging
Markets Index Fund	298,685	12,395
iShares MSCI India Fund	33,300	1,065

SOI4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

November 30, 2014

Description		Shares/Face Amount ($ Thousands) (1)	Market Value ($ Thousands)
WisdomTree India Earnings Fund		139,500	$3,243

Total Exchange Traded Funds (Cost $20,082) ($ Thousands)			19,824

PREFERRED STOCK — 2.1%

Brazil — 1.9%
AES Tiete		18,000	137
Banco do Estado do Rio Grande do Sul		31,300	178
Cia Energetica de Minas Gerais		95,500	522
Cia Energetica de Sao Paulo		53,200	533
Cia Paranaense de Energia		40,400	559
Itausa—Investimentos Itau		197,200	802
Klabin		103,600	109
Marcopolo		45,100	73
Suzano Papel e Celulose, Cl A		32,300	134
Vale, Cl A		52,700	408

			3,455

South Korea — 0.1%
LG Chemical		1,674	252

Total Preferred Stock (Cost $3,764) ($ Thousands)			3,707

CLOSED-END FUND — 0.5%

Romania — 0.5%
Fondul Proprietatea Fund		3,560,000	928

Total Closed-End Fund (Cost $952) ($ Thousands)			928

TIME DEPOSITS — 1.6%
Brown Brothers Harriman
0.030%, 12/01/2014		2,828	2,828
0.005%, 12/01/2014	HKD	30	4

Total Time Deposits (Cost $2,832) ($ Thousands)			2,832

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†		971,955	972

Total Cash Equivalent (Cost $972) ($ Thousands)			972

Total Investments — 100.0%
(Cost $179,899) ($ Thousands)			$178,699

Percentages are based on a Net Assets of $178,676 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

(1)	In U.S. dollars unless otherwise indicated.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

MSCI — Morgan Stanley Capital International

Ser — Series

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$128,916	$799	$—	$129,715
Warrants	18,392	2,329	—	20,721
Exchange Traded Funds	19,824	—	—	19,824
Preferred Stock	3,707	—	—	3,707
Closed-End Fund	928	—	—	928
Cash Equivalent	972	—	—	972
Time Deposits	—	2,832	—	2,832

Total Investments in Securities	$172,739	$5,960	$—	$178,699

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SOI5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%

Consumer Discretionary — 11.7%
Amazon.com*	37,500	$12,699
AutoNation*	9,100	541
AutoZone*	3,100	1,791
Bed Bath & Beyond*	17,700	1,299
Best Buy	27,600	1,088
BorgWarner	21,900	1,239
Cablevision Systems, Cl A	20,100	408
Carmax*	20,500	1,168
Carnival, Cl A	45,200	1,996
CBS, Cl B	46,843	2,571
Chipotle Mexican Grill, Cl A*	3,200	2,123
Coach	25,500	946
Comcast, Cl A	255,900	14,596
Darden Restaurants	12,300	701
Delphi Automotive	30,000	2,188
DIRECTV*	49,000	4,298
Discovery Communications, Cl C*	24,600	837
Discovery Communications, Cl A*	13,000	454
Dollar General*	31,200	2,082
Dollar Tree*	19,200	1,313
DR Horton	35,800	912
Expedia	9,200	802
Family Dollar Stores	8,900	704
Ford Motor	381,100	5,995
Fossil Group*	4,400	492
GameStop, Cl A	10,400	393
Gannett	20,900	680
Gap	29,200	1,156
Garmin	11,300	647
General Motors	131,600	4,399
Genuine Parts	14,400	1,480
Goodyear Tire & Rubber	27,200	746
H&R Block	25,500	858
Harley-Davidson	21,100	1,470
Harman International Industries	6,300	684
Hasbro	10,800	640
Home Depot	133,100	13,230
Interpublic Group	39,400	799
Johnson Controls	67,400	3,370
Kohl’s	21,000	1,252
L Brands	25,300	2,047
Leggett & Platt	12,900	543
Lennar, Cl A	16,400	775
Lowe’s	98,500	6,287
Macy’s	33,500	2,174
Marriott International, Cl A	20,900	1,647
Mattel	31,100	981
McDonald’s	97,400	9,429
Michael Kors Holdings*	20,100	1,542
Mohawk Industries*	5,700	875
NetFlix*	6,100	2,114
Newell Rubbermaid	25,700	933
News*	44,800	695
NIKE, Cl B	70,500	7,000
Nordstrom	13,100	1,000
Omnicom Group	24,600	1,901
O’Reilly Automotive*	9,900	1,809
PetSmart	9,200	725
priceline.com*	5,200	6,033
PulteGroup	31,700	686
PVH	7,700	979
Ralph Lauren, Cl A	6,500	1,202

Description	Shares	Market Value ($ Thousands)
Ross Stores	19,900	$1,820
Scripps Networks Interactive, Cl A	10,000	782
Staples	60,100	845
Starbucks	74,900	6,083
Starwood Hotels & Resorts Worldwide	18,400	1,454
Target	62,000	4,588
Tiffany	10,300	1,112
Time Warner	85,700	7,295
Time Warner Cable, Cl A	27,200	4,060
TJX	69,400	4,592
Tractor Supply	12,900	992
TripAdvisor*	10,400	766
Twenty-First Century Fox, Cl A	188,800	6,948
Under Armour, Cl A*	15,100	1,095
Urban Outfitters*	10,300	333
VF	33,500	2,518
Viacom, Cl B	38,900	2,942
Walt Disney	156,100	14,441
Whirlpool	7,300	1,359
Wyndham Worldwide	11,500	959
Wynn Resorts	8,400	1,500
Yum! Brands	44,400	3,430

		216,338

Consumer Staples — 9.7%
Altria Group	196,700	9,886
Archer-Daniels-Midland	65,300	3,440
Avon Products	40,400	395
Brown-Forman, Cl B	15,500	1,504
Campbell Soup	16,600	752
Clorox	12,600	1,280
Coca-Cola	389,900	17,479
Coca-Cola Enterprises	22,500	989
Colgate-Palmolive	86,200	5,999
ConAgra Foods	40,600	1,483
Constellation Brands, Cl A*	15,700	1,514
Costco Wholesale	44,000	6,253
CVS Caremark	114,800	10,488
Dr. Pepper Snapple Group	18,300	1,354
Estee Lauder, Cl A	23,200	1,720
General Mills	61,800	3,260
Hershey	13,900	1,394
Hormel Foods	12,500	664
JM Smucker	9,400	964
Kellogg	26,700	1,769
Keurig Green Mountain	11,800	1,677
Kimberly-Clark	37,500	4,372
Kraft Foods Group	59,866	3,602
Kroger	47,400	2,836
Lorillard	36,800	2,324
McCormick	12,100	899
Mead Johnson Nutrition, Cl A	20,700	2,149
Molson Coors Brewing, Cl B	15,400	1,191
Mondelez International, Cl A	168,200	6,593
Monster Beverage*	14,700	1,649
PepsiCo	148,900	14,905
Philip Morris International	154,400	13,422
Procter & Gamble	267,000	24,145
Reynolds American	31,900	2,102
Safeway	21,800	760
Sysco	59,900	2,412
Tyson Foods, Cl A	30,200	1,279
Walgreen	87,800	6,024
Wal-Mart Stores	156,200	13,674

SOI1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Whole Foods Market	33,800	$1,657

		180,259

Energy — 8.2%
Anadarko Petroleum	49,200	3,894
Apache	38,700	2,480
Baker Hughes	44,300	2,525
Cabot Oil & Gas	38,800	1,282
Cameron International*	19,600	1,005
Chesapeake Energy	49,500	1,003
Chevron	187,300	20,391
Cimarex Energy	8,200	861
ConocoPhillips	122,000	8,061
CONSOL Energy	22,600	884
Denbury Resources	32,700	270
Devon Energy	39,200	2,312
Diamond Offshore Drilling	6,400	188
Ensco, Cl A	21,700	733
EOG Resources	54,700	4,744
EQT	14,100	1,283
Exxon Mobil	422,800	38,280
FMC Technologies*	21,900	1,046
Halliburton	82,700	3,490
Helmerich & Payne	10,100	703
Hess	26,700	1,947
Kinder Morgan	167,777	6,938
Marathon Oil	68,700	1,987
Marathon Petroleum	27,100	2,441
Murphy Oil	16,000	775
Nabors Industries	31,100	408
National Oilwell Varco	42,200	2,829
Newfield Exploration*	14,200	387
Noble	23,600	425
Noble Energy	36,800	1,810
Occidental Petroleum	77,500	6,182
ONEOK	19,200	1,040
Phillips 66	56,000	4,089
Pioneer Natural Resources	14,500	2,077
QEP Resources	16,800	343
Range Resources	15,500	1,018
Schlumberger	128,200	11,019
Southwestern Energy*	32,500	1,046
Spectra Energy	68,100	2,580
Tesoro	12,000	919
Transocean	32,500	683
Valero Energy	53,600	2,605
Williams	65,800	3,405

		152,388

Financials — 15.9%
ACE	33,800	3,865
Affiliated Managers Group*	5,900	1,201
Aflac	46,000	2,748
Allstate	43,900	2,992
American Express	89,400	8,262
American International Group	141,800	7,771
American Tower, Cl A‡	38,800	4,075
Ameriprise Financial	19,200	2,530
Aon	28,300	2,618
Apartment Investment & Management, Cl A‡	13,600	507
Assurant	6,300	426
AvalonBay Communities‡	13,100	2,106
Bank of America	1,038,200	17,691
Bank of New York Mellon	113,500	4,544
BB&T	73,000	2,744
Berkshire Hathaway, Cl B*	179,700	26,720

Description	Shares	Market Value ($ Thousands)
BlackRock, Cl A	12,341	$4,432
Boston Properties‡	14,500	1,880
Capital One Financial	56,200	4,676
CBRE Group, Cl A*	25,800	871
Charles Schwab	115,900	3,282
Chubb	23,400	2,411
Cincinnati Financial	13,700	698
Citigroup	299,500	16,164
CME Group, Cl A	32,100	2,717
Comerica	16,900	788
Crown Castle International‡	33,800	2,808
Discover Financial Services	46,700	3,061
E*TRADE Financial*	26,700	609
Equity Residential‡	36,000	2,550
Essex Property Trust‡	6,700	1,356
Fifth Third Bancorp	79,100	1,592
Franklin Resources	37,500	2,132
General Growth Properties‡	65,100	1,742
Genworth Financial, Cl A*	45,000	409
Goldman Sachs Group	40,700	7,668
Hartford Financial Services Group	46,300	1,912
HCP‡	43,400	1,944
Health Care‡	32,300	2,379
Host Hotels & Resorts‡	72,300	1,680
Hudson City Bancorp	44,300	434
Huntington Bancshares	77,000	779
IntercontinentalExchange Group	11,569	2,615
Invesco	45,000	1,816
Iron Mountain‡	16,971	645
JPMorgan Chase	371,000	22,319
KeyCorp	82,200	1,110
Kimco Realty‡	38,200	972
Legg Mason	9,300	528
Leucadia National	29,500	682
Lincoln National	24,500	1,387
Loews	28,400	1,183
M&T Bank	12,700	1,600
Macerich‡	13,900	1,099
Marsh & McLennan	55,100	3,118
McGraw-Hill	27,800	2,598
MetLife	112,200	6,239
Moody’s	17,500	1,768
Morgan Stanley	154,000	5,418
NASDAQ OMX Group	11,000	494
Navient	39,300	824
Northern Trust	20,700	1,402
People’s United Financial	28,900	427
Plum Creek Timber‡	16,400	684
PNC Financial Services Group	52,700	4,610
Principal Financial Group	25,500	1,358
Progressive	50,700	1,381
Prologis‡	51,200	2,165
Prudential Financial	46,200	3,926
Public Storage‡	14,700	2,758
Regions Financial	132,800	1,337
Simon Property Group‡	31,200	5,641
SunTrust Banks	50,400	1,980
T. Rowe Price Group	26,900	2,245
Torchmark	12,300	661
Travelers	34,200	3,572
Unum Group	23,900	794
US Bancorp	179,100	7,916
Ventas‡	30,200	2,161
Vornado Realty Trust‡	16,900	1,885
Wells Fargo	468,400	25,518
Weyerhaeuser‡	50,747	1,792

SOI2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
XL Group, Cl A	24,500	$870
Zions Bancorporation	17,300	485

		293,757

Health Care — 14.1%
Abbott Laboratories	150,700	6,708
AbbVie	157,900	10,927
Actavis*	26,351	7,131
Aetna	35,918	3,133
Agilent Technologies	31,500	1,346
Alexion Pharmaceuticals*	19,900	3,878
Allergan	29,200	6,245
AmerisourceBergen	22,000	2,003
Amgen	75,200	12,431
Baxter International	53,000	3,869
Becton Dickinson	19,500	2,736
Biogen Idec*	23,500	7,231
Boston Scientific*	137,800	1,773
Bristol-Myers Squibb	164,500	9,714
C.R. Bard	7,700	1,289
Cardinal Health	34,200	2,811
CareFusion*	18,700	1,106
Celgene*	79,400	9,027
Cerner*	30,400	1,958
Cigna	27,000	2,778
Covidien	44,200	4,464
DaVita*	16,500	1,263
Dentsply International	13,200	726
Edwards Lifesciences*	11,200	1,452
Eli Lilly	97,900	6,669
Express Scripts Holding*	74,900	6,228
Gilead Sciences*	149,300	14,978
Halyard Health*	1	—
Hospira*	15,500	924
Humana	15,800	2,180
Intuitive Surgical*	3,600	1,864
Johnson & Johnson	279,800	30,288
Laboratory Corp of America Holdings*	7,700	806
Mallinckrodt*	10,600	977
McKesson	22,600	4,763
Medtronic	98,200	7,254
Merck	284,900	17,208
Mylan Laboratories*	38,400	2,251
Patterson	7,600	366
PerkinElmer	12,000	546
Perrigo	13,700	2,195
Pfizer	625,896	19,497
Quest Diagnostics	13,100	856
Regeneron Pharmaceuticals*	7,300	3,038
St. Jude Medical	29,500	2,005
Stryker	29,600	2,750
Tenet Healthcare*	9,100	437
Thermo Fisher Scientific	38,900	5,029
UnitedHealth Group	96,400	9,508
Universal Health Services, Cl B	8,200	858
Varian Medical Systems*	9,700	859
Vertex Pharmaceuticals*	24,200	2,853
Waters*	7,900	916
WellPoint	27,600	3,530
Zimmer Holdings	17,400	1,954
Zoetis, Cl A	48,567	2,182

		261,768

Industrials — 10.2%
3M	64,300	10,294
ADT	18,500	646

Description	Shares	Market Value ($ Thousands)
Allegion	8,333	$449
Ametek	23,700	1,208
Boeing	66,500	8,935
C.H. Robinson Worldwide	13,800	1,018
Caterpillar	63,000	6,338
Cintas	10,400	761
CSX	100,700	3,674
Cummins	17,400	2,534
Danaher	59,400	4,963
Deere	36,200	3,136
Delta Air Lines	85,100	3,971
Dover	15,600	1,201
Dun & Bradstreet	3,500	444
Eaton	48,101	3,263
Emerson Electric	68,100	4,341
Equifax	11,400	907
Expeditors International of Washington	18,500	866
Fastenal	25,400	1,148
FedEx	25,900	4,615
Flowserve	12,800	753
Fluor	15,200	942
General Dynamics	31,900	4,637
General Electric	995,900	26,382
Honeywell International	77,800	7,707
Illinois Tool Works	35,300	3,351
Ingersoll-Rand	27,100	1,709
Jacobs Engineering Group*	12,300	572
Joy Global	9,300	456
Kansas City Southern	10,200	1,213
L-3 Communications Holdings	8,000	997
Lockheed Martin	26,300	5,038
Masco	33,200	803
Nielsen Holdings	28,200	1,178
Norfolk Southern	30,400	3,394
Northrop Grumman	21,200	2,988
Paccar	36,300	2,433
Pall	10,200	980
Parker Hannifin	15,400	1,987
Pentair	18,346	1,187
Pitney Bowes	18,800	463
Precision Castparts	14,500	3,449
Quanta Services*	20,300	619
Raytheon	31,400	3,350
Republic Services, Cl A	24,900	986
Robert Half International	13,000	738
Rockwell Automation	12,900	1,489
Rockwell Collins	12,600	1,078
Roper Industries	10,400	1,641
Ryder System	4,900	468
Snap-on	5,300	717
Southwest Airlines	66,900	2,798
Stanley Black & Decker	16,400	1,549
Stericycle*	7,900	1,019
Textron	26,300	1,139
Tyco International	43,600	1,870
Union Pacific	88,900	10,381
United Parcel Service, Cl B	69,900	7,683
United Rentals*	8,700	986
United Technologies	84,400	9,291
Waste Management	44,700	2,178
WW Grainger	5,900	1,449
Xylem	17,100	656

		189,416

Information Technology — 19.6%
Accenture, Cl A	61,400	5,301

SOI3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2014

Description	Shares	Market Value ($ Thousands)
Adobe Systems*	46,400	$3,419
Akamai Technologies*	17,500	1,131
Alliance Data Systems*	5,800	1,658
Altera	28,400	1,069
Amphenol, Cl A	30,200	1,619
Analog Devices	29,700	1,623
Apple	593,100	70,537
Applied Materials	123,800	2,977
Autodesk*	21,200	1,314
Automatic Data Processing	47,000	4,025
Avago Technologies, Cl A	25,800	2,410
Broadcom, Cl A	52,100	2,247
CA	29,700	925
Cisco Systems	504,500	13,944
Citrix Systems*	15,600	1,034
Cognizant Technology Solutions, Cl A*	61,600	3,326
Computer Sciences	13,100	830
Corning	131,400	2,762
eBay*	113,400	6,223
Electronic Arts*	29,300	1,287
EMC	203,700	6,182
F5 Networks*	7,000	904
Facebook, Cl A*	205,700	15,983
Fidelity National Information Services	27,500	1,683
First Solar*	6,800	332
Fiserv*	25,900	1,851
FLIR Systems	13,200	419
Google, Cl A*	28,100	15,429
Google, Cl C*	28,100	15,226
Harris	9,900	710
Hewlett-Packard	187,100	7,308
Intel	489,000	18,215
International Business Machines	91,700	14,871
Intuit	28,900	2,713
Juniper Networks	36,000	798
Kla-Tencor	15,400	1,069
Lam Research	15,487	1,280
Linear Technology	23,000	1,059
Mastercard, Cl A	97,800	8,537
Microchip Technology	19,800	894
Micron Technology*	104,900	3,771
Microsoft	816,900	39,056
Motorola Solutions	21,000	1,380
NetApp	30,000	1,277
Nvidia	51,800	1,086
Oracle	321,700	13,643
Paychex	34,200	1,621
Qualcomm	165,800	12,087
Red Hat*	17,600	1,094
Salesforce.com*	56,500	3,383
SanDisk	21,800	2,255
Seagate Technology	33,600	2,221
Symantec	71,400	1,863
TE Connectivity	41,700	2,677
Teradata*	14,700	664
Texas Instruments	106,700	5,807
Total System Services	17,600	581
VeriSign*	12,600	757
Visa, Cl A	48,800	12,600
Western Digital	21,900	2,262
Western Union	49,200	914
Xerox	104,000	1,452
Xilinx	25,000	1,136

Description	Shares	Market Value ($ Thousands)
Yahoo!*	93,000	$4,812

		363,523

Materials — 3.1%
Air Products & Chemicals	19,000	2,733
Airgas	6,200	717
Alcoa	120,700	2,087
Allegheny Technologies	10,100	340
Avery Dennison	8,900	441
Ball	12,700	852
Bemis	9,400	375
CF Industries Holdings	5,000	1,341
Dow Chemical	112,800	5,490
E.I. du Pont de Nemours	91,100	6,504
Eastman Chemical	14,000	1,161
Ecolab	27,200	2,963
FMC	12,400	674
Freeport-McMoRan Copper & Gold, Cl B	102,000	2,738
International Flavors & Fragrances	7,400	749
International Paper	41,400	2,228
LyondellBasell Industries, Cl A	41,400	3,265
Martin Marietta Materials	5,500	660
MeadWestvaco	15,200	681
Monsanto	47,600	5,708
Mosaic	30,100	1,378
Newmont Mining	46,400	854
Nucor	33,000	1,770
Owens-Illinois*	14,500	372
PPG Industries	14,000	3,063
Praxair	28,600	3,672
Sealed Air	19,800	783
Sherwin-Williams	7,900	1,934
Sigma-Aldrich	11,600	1,585
Vulcan Materials	11,800	780

		57,898

Telecommunication Services — 2.4%
AT&T	511,900	18,111
CenturyLink	58,500	2,385
Frontier Communications	93,200	657
Level 3 Communications*	27,500	1,375
Verizon Communications	409,000	20,691
Windstream Holdings	55,000	556

		43,775

Utilities — 3.1%
AES	61,400	852
AGL Resources	10,900	570
Ameren	22,600	974
American Electric Power	49,500	2,849
Centerpoint Energy	42,100	1,008
CMS Energy	25,100	831
Consolidated Edison	30,200	1,907
Dominion Resources	57,000	4,135
DTE Energy	16,500	1,344
Duke Energy	71,030	5,746
Edison International	31,000	1,970
Entergy	17,000	1,426
Exelon	86,800	3,140
FirstEnergy	43,900	1,619
Integrys Energy Group	7,400	539
NextEra Energy	43,800	4,572
NiSource	29,300	1,226
Northeast Utilities	33,000	1,671
NRG Energy	32,700	1,022
Pepco Holdings	23,200	638

SOI4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2014

Description	Shares/Face Amount ($ Thousands)/Contracts	Market Value ($ Thousands)
PG&E	48,200	$2,434
Pinnacle West Capital	10,100	639
PPL	66,100	2,349
Public Service Enterprise Group	47,900	2,001
SCANA	14,300	816
Sempra Energy	22,900	2,559
Southern	87,600	4,155
TECO Energy	27,100	537
Wisconsin Energy	21,000	1,038
Xcel Energy	52,300	1,775

		56,342

Total Common Stock (Cost $1,348,578) ($ Thousands)		1,815,464

EXCHANGE TRADED FUND — 0.4%
SPDR S&P 500	33,347	6,909

Total Exchange Traded Fund (Cost $5,974) ($ Thousands)		6,909

TIME DEPOSIT — 0.7%
Brown Brothers Harriman 0.030%, 12/01/2014	$13,972	13,972

Total Time Deposit (Cost $13,972) ($ Thousands)		13,972

Total Investments — 99.1% (Cost $1,368,524) ($ Thousands)		$1,836,345

PURCHASED OPTIONS — 0.0%
CBOE Volatility Index, Expires 12/17/2014, Strike Price: $23*	20,000	$380
CBOE Volatility Index, Expires 12/17/2014, Strike Price: $40*	20,000	100

Total Purchased Options (Cost $1,297) ($ Thousands)		$480

A list of the open forward foreign currency contracts held by the Fund at November 30, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/23/15	EUR	640,336	USD	811,911	$13,439
1/23/15	USD	181,881	INR	11,336,635	(1,275)

					$12,164

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2014, is as follows:
Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(181,881)	$180,606	$(1,275)
Barclays PLC	(139,151)	142,331	3,180
Citigroup	(220,695)	220,724	29
Credit Suisse First Boston	(21,172)	21,314	142
Royal Bank of Scotland	(139,151)	142,649	3,498
Societe Generale	(139,151)	142,400	3,249
UBS	(139,151)	142,492	3,341

			$12,164

For the period ended November 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages	are based on a Net Assets of $1,852,504 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.

CBOE — Chicago Board Options Exchange

Cl — Class

EUR — Euro

INR — Indian Rupee

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,815,464	$—	$—	$1,815,464
Exchange Traded Fund	6,909	—	—	6,909
Time Deposit	—	13,972	—	13,972

Total Investments in Securities	$1,822,373	$13,972	$—	$1,836,345

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$480	$—	$—	$480
Forwards Contracts*
Unrealized Appreciation	—	13,439	—	13,439
Unrealized Depreciation	—	(1,275)	—	(1,275)

Total Other Financial Instruments	$480	$12,164	$—	$12,644

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SOI5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2014

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the six-months ended November 30, 2014.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 6, 2015

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: February 6, 2015